UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12—12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

September 30, 2013 (Unaudited)

American Century NVIT Growth Fund

Common Stocks 97.1%

	Shares	Market Value
Aerospace & Defense 5.8%
Boeing Co. (The)	21,077	$2,476,547
Honeywell International, Inc.	31,921	2,650,720
Precision Castparts Corp.	7,071	1,606,814
Textron, Inc.	17,624	486,599
United Technologies Corp.	19,413	2,093,110

		9,313,790

Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	21,798	1,991,683

Airlines 0.3%
Alaska Air Group, Inc.	7,617	476,977

Automobiles 1.6%
Harley-Davidson, Inc.	24,382	1,566,300
Tesla Motors, Inc.*(a)	4,984	964,005

		2,530,305

Beverages 4.7%
Beam, Inc.	8,516	550,559
Brown-Forman Corp., Class B	6,042	411,641
Coca-Cola Co. (The)	81,033	3,069,530
PepsiCo, Inc.	43,867	3,487,427

		7,519,157

Biotechnology 4.8%
Alexion Pharmaceuticals, Inc.*	10,260	1,191,802
Amgen, Inc.	20,315	2,274,061
Celgene Corp.*	2,649	407,760
Gilead Sciences, Inc.*	41,137	2,585,049
Regeneron Pharmaceuticals, Inc.*	4,199	1,313,741

		7,772,413

Capital Markets 1.8%
Franklin Resources, Inc.	33,211	1,678,816
State Street Corp.	17,225	1,132,544

		2,811,360

Chemicals 2.8%
LyondellBasell Industries NV, Class A	25,055	1,834,778
Monsanto Co.	25,142	2,624,070

		4,458,848

Commercial Banks 0.7%
SunTrust Banks, Inc.	36,830	1,194,029

Commercial Services & Supplies 0.5%
Tyco International Ltd.	24,480	856,310

Communications Equipment 4.5%
Ciena Corp.*(a)	48,915	1,221,897
Cisco Systems, Inc.	49,193	1,152,100
F5 Networks, Inc.*	14,764	1,266,161
QUALCOMM, Inc.	49,836	3,356,953
Riverbed Technology, Inc.*	15,546	226,816

		7,223,927

Computers & Peripherals 6.5%
Apple, Inc.	15,490	7,384,858
EMC Corp.	12,541	320,548
NetApp, Inc.	34,694	1,478,658
Seagate Technology PLC	29,816	1,304,152

		10,488,216

Electrical Equipment 0.9%
Rockwell Automation, Inc.	14,100	1,507,854

Electronic Equipment, Instruments & Components 0.4%
Trimble Navigation Ltd.*	22,265	661,493

Energy Equipment & Services 3.3%
Core Laboratories NV	3,179	537,918
Oceaneering International, Inc.	16,033	1,302,521
Schlumberger Ltd.	38,336	3,387,369

		5,227,808

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	18,065	2,079,643
Whole Foods Market, Inc.	20,573	1,203,520

		3,283,163

Food Products 1.4%
Hershey Co. (The)	7,110	657,675
Mead Johnson Nutrition Co.	19,510	1,448,813
Pinnacle Foods, Inc.	7,494	198,366

		2,304,854

Health Care Equipment & Supplies 1.7%
CareFusion Corp.*	10,260	378,594
DENTSPLY International, Inc.	12,797	555,518
IDEXX Laboratories, Inc.*	4,987	496,954
Intuitive Surgical, Inc.*	2,213	832,685
ResMed, Inc.(a)	9,708	512,777

		2,776,528

Health Care Providers & Services 1.5%
Cardinal Health, Inc.	18,911	986,209
Express Scripts Holding Co.*	23,643	1,460,664

		2,446,873

Hotels, Restaurants & Leisure 2.6%
Las Vegas Sands Corp.	25,910	1,720,942
Marriott International, Inc., Class A	23,233	977,180

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Century NVIT Growth Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	19,299	$1,485,444

		4,183,566

Household Durables 1.0%
Mohawk Industries, Inc.*	12,667	1,649,877

Household Products 0.5%
Procter & Gamble Co. (The)	10,819	817,808

Industrial Conglomerates 0.8%
Danaher Corp.	18,634	1,291,709

Information Technology Services 3.0%
International Business Machines Corp.	6,182	1,144,783
MasterCard, Inc., Class A	5,434	3,655,886

		4,800,669

Insurance 0.7%
MetLife, Inc.	23,788	1,116,847

Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	2,760	862,886

Internet Software & Services 5.8%
Facebook, Inc., Class A*	55,974	2,812,134
Google, Inc., Class A*	5,873	5,144,219
LinkedIn Corp., Class A*	5,349	1,316,175

		9,272,528

Life Sciences Tools & Services 0.4%
Waters Corp.*	6,490	689,303

Machinery 1.4%
Lincoln Electric Holdings, Inc.	7,206	480,064
Parker Hannifin Corp.	11,391	1,238,429
WABCO Holdings, Inc.*	5,419	456,605

		2,175,098

Media 6.0%
CBS Corp. Non-Voting Shares, Class B	29,901	1,649,339
Comcast Corp., Class A	86,817	3,919,788
Discovery Communications, Inc., Class C*	12,530	978,844
Scripps Networks Interactive, Inc., Class A	15,321	1,196,723
Viacom, Inc., Class B	23,337	1,950,506

		9,695,200

Multiline Retail 1.1%
Target Corp.	27,762	1,776,213

Oil, Gas & Consumable Fuels 2.8%
EOG Resources, Inc.	12,365	2,093,147
Noble Energy, Inc.	20,720	1,388,447
Occidental Petroleum Corp.	10,761	1,006,584

		4,488,178

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	15,712	1,098,269

Pharmaceuticals 4.5%
AbbVie, Inc.	43,687	1,954,120
Allergan, Inc.	9,892	894,731
Bristol-Myers Squibb Co.	57,346	2,653,973
Eli Lilly & Co.	11,238	565,609
Zoetis, Inc.	36,368	1,131,772

		7,200,205

Real Estate Investment Trusts (REITs) 0.2%
American Campus Communities, Inc.	7,878	269,034

Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A*	36,944	854,515

Road & Rail 1.6%
Union Pacific Corp.	16,760	2,603,498

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	34,843	1,294,766
Freescale Semiconductor Ltd.*(a)	32,250	536,962
Linear Technology Corp.	35,319	1,400,752

		3,232,480

Software 5.6%
Cadence Design Systems, Inc.*	58,983	796,271
CommVault Systems, Inc.*	7,504	659,076
Electronic Arts, Inc.*	47,774	1,220,626
Microsoft Corp.	66,278	2,207,720
NetSuite, Inc.*	6,145	663,291
Oracle Corp.	84,286	2,795,767
Splunk, Inc.*	11,226	674,009

		9,016,760

Specialty Retail 5.3%
Best Buy Co., Inc.	33,168	1,243,800
Foot Locker, Inc.	12,790	434,093
GNC Holdings, Inc., Class A	16,885	922,428
Home Depot, Inc. (The)	32,259	2,446,845
Lowe’s Cos., Inc.	45,563	2,169,254
Urban Outfitters, Inc.*	33,392	1,227,824

		8,444,244

Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc.	18,613	1,014,967
Hanesbrands, Inc.	8,268	515,179

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Century NVIT Growth Fund

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	7,272	$863,114

		2,393,260

Tobacco 2.2%
Philip Morris International, Inc.	40,746	3,528,196

Total Common Stocks (cost $128,470,201)		156,305,931

Exchange Traded Fund 0.4%

	Shares	Market Value
Equity 0.4%
iShares Russell 1000 Growth ETF	9,005	704,191

Total Exchange Traded Fund (cost $702,551)		704,191

Mutual Fund 1.7%

	Shares	Market Value
Money Market Fund 1.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(b)	2,759,962	2,759,962

Total Mutual Fund (cost $2,759,962)		2,759,962

Repurchase Agreement 1.6%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $2,501,942, collaterized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24-06/20/41; total market value $2,551,980.(c)	$2,501,935	2,501,935

Total Repurchase Agreement (cost $2,501,935)		2,501,935

Total Investments (cost $134,434,649)(d) — 100.8%		162,272,019
Liabilities in excess of other assets — (0.8%)		(1,347,925)

NET ASSETS — 100.0%		$160,924,094

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $2,470,500.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $2,501,935.
(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $134,746,345, tax unrealized appreciation and depreciation were $28,365,442 and $(839,768), respectively.

ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Century NVIT Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign fair value. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$156,305,931	$—	$—	$156,305,931
Exchange Traded Fund	704,191	—	—	704,191
Mutual Fund	2,759,962	—	—	2,759,962
Repurchase Agreement	—	2,501,935	—	2,501,935

Total	$159,770,084	$2,501,935	$—	$162,272,019

Amounts designated as “—-”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 99.0%

	Shares	Market Value
Aerospace & Defense 1.9%
Boeing Co. (The)	5,428	$637,790
General Dynamics Corp.	32,629	2,855,690
Northrop Grumman Corp.	12,566	1,197,037
Raytheon Co.	22,884	1,763,670
Textron, Inc.	58,620	1,618,498

		8,072,685

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	14,976	1,368,357

Airlines 1.0%
Japan Airlines Co., Ltd.	17,698	1,072,392
Southwest Airlines Co.	209,133	3,044,977

		4,117,369

Automobiles 1.2%
General Motors Co.*	52,710	1,895,979
Honda Motor Co., Ltd.	43,800	1,674,159
Toyota Motor Corp.	20,300	1,301,992

		4,872,130

Beverages 0.7%
Dr Pepper Snapple Group, Inc.	62,209	2,788,207

Capital Markets 4.9%
Charles Schwab Corp. (The)	122,143	2,582,103
Franklin Resources, Inc.	33,511	1,693,981
Goldman Sachs Group, Inc. (The)	20,662	3,268,935
LPL Financial Holdings, Inc.	58,140	2,227,343
Northern Trust Corp.	170,658	9,282,089
State Street Corp.	21,691	1,426,183

		20,480,634

Commercial Banks 6.5%
Comerica, Inc.	38,386	1,508,954
Commerce Bancshares, Inc.	41,323	1,810,360
Cullen/Frost Bankers, Inc.	28,056	1,979,351
PNC Financial Services Group, Inc. (The)	89,346	6,473,118
U.S. Bancorp	126,358	4,622,175
Wells Fargo & Co.	255,677	10,564,574

		26,958,532

Commercial Services & Supplies 4.8%
ADT Corp. (The)*	79,778	3,243,773
Republic Services, Inc.	281,212	9,381,232
Tyco International Ltd.	109,095	3,816,143
Waste Management, Inc.	80,994	3,340,193

		19,781,341

Communications Equipment 1.9%
Cisco Systems, Inc.	281,760	6,598,819
QUALCOMM, Inc.	21,430	1,443,525

		8,042,344

Computers & Peripherals 3.2%
Apple, Inc.	11,786	5,618,975
Diebold, Inc.	27,734	814,270
EMC Corp.	112,326	2,871,053
Hewlett-Packard Co.	79,691	1,671,917
QLogic Corp.*	95,241	1,041,937
Seagate Technology PLC	29,920	1,308,701

		13,326,853

Containers & Packaging 0.7%
Bemis Co., Inc.	32,361	1,262,403
Sonoco Products Co.	37,007	1,441,052

		2,703,455

Diversified Financial Services 2.0%
JPMorgan Chase & Co.	159,696	8,254,686

Diversified Telecommunication Services 2.7%
AT&T, Inc.	265,040	8,963,653
CenturyLink, Inc.	66,309	2,080,776

		11,044,429

Electric Utilities 3.1%
Great Plains Energy, Inc.	178,603	3,964,987
Southern Co. (The)	21,540	887,017
Westar Energy, Inc.	124,212	3,807,098
Xcel Energy, Inc.	146,825	4,053,838

		12,712,940

Electrical Equipment 0.2%
Emerson Electric Co.	11,796	763,201

Electronic Equipment, Instruments & Components 0.4%
Molex, Inc.	44,643	1,719,648

Energy Equipment & Services 0.2%
Helmerich & Payne, Inc.	10,340	712,943

Food & Staples Retailing 1.6%
CVS Caremark Corp.	21,143	1,199,865
Sysco Corp.	78,133	2,486,974
Wal-Mart Stores, Inc.	39,743	2,939,392

		6,626,231

Food Products 2.2%
ConAgra Foods, Inc.	37,400	1,134,716
Hillshire Brands Co.	67,144	2,064,006
Kellogg Co.	12,483	733,127
Mondelez International, Inc., Class A	130,486	4,099,870

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Unilever NV, CVA-NL	27,880	$1,064,087

		9,095,806

Gas Utilities 0.3%
Laclede Group, Inc. (The)	30,820	1,386,900

Health Care Equipment & Supplies 5.1%
Becton, Dickinson and Co.	16,757	1,676,035
Boston Scientific Corp.*	212,276	2,492,120
CareFusion Corp.*	167,361	6,175,621
Medtronic, Inc.	90,720	4,830,840
Stryker Corp.	42,406	2,866,221
Varian Medical Systems, Inc.*	11,370	849,680
Zimmer Holdings, Inc.	27,961	2,296,717

		21,187,234

Health Care Providers & Services 2.2%
LifePoint Hospitals, Inc.*	61,034	2,846,016
Quest Diagnostics, Inc.	18,200	1,124,578
UnitedHealth Group, Inc.	54,415	3,896,658
WellPoint, Inc.	16,140	1,349,465

		9,216,717

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	77,751	2,537,793
International Game Technology	62,613	1,185,264
International Speedway Corp., Class A	70,020	2,261,646
Speedway Motorsports, Inc.	65,868	1,179,037

		7,163,740

Household Products 2.6%
Procter & Gamble Co. (The)	141,339	10,683,815

Industrial Conglomerates 3.8%
General Electric Co.	522,923	12,492,631
Koninklijke Philips NV	109,464	3,531,421

		16,024,052

Insurance 5.5%
ACE Ltd.	28,425	2,659,443
Aflac, Inc.	17,460	1,082,346
Allstate Corp. (The)	12,944	654,319
Berkshire Hathaway, Inc., Class A*	24	4,089,840
Chubb Corp. (The)	25,569	2,282,289
HCC Insurance Holdings, Inc.	36,017	1,578,265
Marsh & McLennan Cos., Inc.	47,755	2,079,730
MetLife, Inc.	67,615	3,174,524
Reinsurance Group of America, Inc.	35,860	2,402,261
Travelers Cos., Inc. (The)	20,770	1,760,673
Unum Group	36,740	1,118,366

		22,882,056

Internet & Catalog Retail 0.2%
Expedia, Inc.	15,910	823,979

Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	15,163	777,104

Machinery 0.2%
Xylem, Inc.	26,030	727,018

Media 0.3%
Walt Disney Co. (The)	22,340	1,440,707

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	48,820	1,614,966
Newmont Mining Corp.	29,912	840,527

		2,455,493

Multiline Retail 0.6%
Target Corp.	40,086	2,564,702

Multi-Utilities 1.2%
PG&E Corp.	123,404	5,049,692

Oil, Gas & Consumable Fuels 18.2%
Apache Corp.	52,478	4,467,977
Chevron Corp.	97,951	11,901,047
Devon Energy Corp.	76,893	4,441,340
Exxon Mobil Corp.	202,601	17,431,790
Imperial Oil Ltd.	228,251	10,022,613
Occidental Petroleum Corp.	83,704	7,829,672
Peabody Energy Corp.	69,837	1,204,688
Royal Dutch Shell PLC, Class A	32,870	1,082,592
Southwestern Energy Co.*	86,284	3,139,012
Total SA(a)	137,242	7,954,937
Ultra Petroleum Corp.*	148,749	3,059,767
Williams Partners LP	60,533	3,200,985

		75,736,420

Pharmaceuticals 8.3%
Eli Lilly & Co.	20,751	1,044,398
Hospira, Inc.*	62,623	2,456,074
Johnson & Johnson	99,361	8,613,605
Mallinckrodt PLC*	33,890	1,494,210
Merck & Co., Inc.	172,185	8,197,728
Pfizer, Inc.	441,680	12,680,633

		34,486,648

Real Estate Investment Trusts (REITs) 1.9%
Annaly Capital Management, Inc.	206,881	2,395,682
Corrections Corp. of America	90,352	3,121,661
Piedmont Office Realty Trust, Inc., Class A	145,280	2,522,061

		8,039,404

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Road & Rail 0.9%
Heartland Express, Inc.	158,740	$2,252,521
Werner Enterprises, Inc.	55,397	1,292,412

		3,544,933

Semiconductors & Semiconductor Equipment 3.2%
Applied Materials, Inc.	174,297	3,057,169
Intel Corp.	293,410	6,724,957
Marvell Technology Group Ltd.	71,205	818,858
Maxim Integrated Products, Inc.	42,390	1,263,222
Teradyne, Inc.*	100,205	1,655,387

		13,519,593

Software 0.9%
Microsoft Corp.	44,550	1,483,961
NICE Systems Ltd., ADR-IL	16,260	672,676
Oracle Corp.	47,897	1,588,743

		3,745,380

Specialty Retail 1.0%
Bed Bath & Beyond, Inc.*	10,628	822,182
Lowe’s Cos., Inc.	73,296	3,489,623

		4,311,805

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.	17,854	973,579

Thrifts & Mortgage Finance 0.4%
People’s United Financial, Inc.	116,110	1,669,662

Total Common Stocks (cost $345,391,906)		411,852,424

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (b)	6,635,902	6,635,902

Total Mutual Fund (cost $6,635,902)		6,635,902

Repurchase Agreement 2.0%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $8,529,614, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $8,700,204.(c)	$8,529,590	$8,529,590

Total Repurchase Agreement (cost $8,529,590)		8,529,590

Total Investments (cost $360,557,398)(d) — 102.6%		427,017,916
Liabilities in excess of other assets — (2.6%)		(10,624,989)

NET ASSETS — 100.0%		$416,392,927

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $7,969,067.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $8,529,590.
(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $364,737,460, tax unrealized appreciation and depreciation were $65,193,174 and $(2,912,718), respectively.

ADR	American Depositary Receipt
CVA	Dutch Certificate
IL	Israel
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

At September 30, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	JPMorgan Chase Bank	10/31/13	(7,940,849)	$(7,702,832)	$(7,703,588)	$(756)
Euro	UBS AG	10/31/13	(7,684,386)	(10,393,531)	(10,396,599)	(3,068)
Japanese Yen	Credit Suisse International	10/31/13	(302,108,445)	(3,063,390)	(3,074,051)	(10,661)

Total Short Contracts				$(21,159,753)	$(21,174,238)	$(14,485)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,072,685	$—	$—	$8,072,685
Air Freight & Logistics	1,368,357	—	—	1,368,357
Airlines	3,044,977	1,072,392	—	4,117,369
Automobiles	1,895,979	2,976,151	—	4,872,130
Beverages	2,788,207	—	—	2,788,207
Capital Markets	20,480,634	—	—	20,480,634
Commercial Banks	26,958,532	—	—	26,958,532
Commercial Services & Supplies	19,781,341	—	—	19,781,341
Communications Equipment	8,042,344	—	—	8,042,344
Computers & Peripherals	13,326,853	—	—	13,326,853
Containers & Packaging	2,703,455	—	—	2,703,455
Diversified Financial Services	8,254,686	—	—	8,254,686
Diversified Telecommunication Services	11,044,429	—	—	11,044,429
Electric Utilities	12,712,940	—	—	12,712,940
Electrical Equipment	763,201	—	—	763,201

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$1,719,648	$—	$—	$1,719,648
Energy Equipment & Services	712,943	—	—	712,943
Food & Staples Retailing	6,626,231	—	—	6,626,231
Food Products	8,031,719	1,064,087	—	9,095,806
Gas Utilities	1,386,900	—	—	1,386,900
Health Care Equipment & Supplies	21,187,234	—	—	21,187,234
Health Care Providers & Services	9,216,717	—	—	9,216,717
Hotels, Restaurants & Leisure	7,163,740	—	—	7,163,740
Household Products	10,683,815	—	—	10,683,815
Industrial Conglomerates	12,492,631	3,531,421	—	16,024,052
Insurance	22,882,056	—	—	22,882,056
Internet & Catalog Retail	823,979	—	—	823,979
Life Sciences Tools & Services	777,104	—	—	777,104
Machinery	727,018	—	—	727,018
Media	1,440,707	—	—	1,440,707
Metals & Mining	2,455,493	—	—	2,455,493
Multiline Retail	2,564,702	—	—	2,564,702
Multi-Utilities	5,049,692	—	—	5,049,692
Oil, Gas & Consumable Fuels	66,698,891	9,037,529	—	75,736,420
Pharmaceuticals	34,486,648	—	—	34,486,648
Real Estate Investment Trusts (REITs)	8,039,404	—	—	8,039,404
Road & Rail	3,544,933	—	—	3,544,933
Semiconductors & Semiconductor Equipment	13,519,593	—	—	13,519,593
Software	3,745,380	—	—	3,745,380
Specialty Retail	4,311,805	—	—	4,311,805
Textiles, Apparel & Luxury Goods	973,579	—	—	973,579
Thrifts & Mortgage Finance	1,669,662	—	—	1,669,662

Total Common Stocks	$394,170,844	$17,681,580	$—	$411,852,424

Mutual Fund	6,635,902	—	—	6,635,902
Repurchase Agreement	—	8,529,590	—	8,529,590

Total Assets	$400,806,746	$26,211,170	$—	$427,017,916

Liabilities:
Forward Foreign Currency Contracts	—	(14,485)	—	(14,485)

Total Liabilities	$—	$(14,485)	$—	$(14,485)

Total	$400,806,746	$26,196,685	$—	$427,003,431

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Liabilities:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(14,485)

Total		$(14,485)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2013 (Unaudited)

American Funds NVIT Asset Allocation Fund

Mutual Fund 100.1%

	Shares	Market Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund	217,796,394	$4,636,885,224
Total Mutual Fund (cost $3,511,072,977)		4,636,885,224

Total Investment (cost $3,511,072,977) (a) — 100.1%		4,636,885,224
Liabilities in excess of other assets — (0.1%)		(2,378,291)

NET ASSETS — 100.0%		$4,634,506,933

(a)	At September 30, 2013, the tax basis cost of the Fund’s investment was $3,514,267,199, tax unrealized appreciation and depreciation were $1,122,618,025 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Funds NVIT Asset Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

American Funds NVIT Bond Fund

Mutual Fund 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund	134,781,422	$1,471,813,129

Total Mutual Fund (cost $1,451,255,925)		1,471,813,129

Total Investment (cost $1,451,255,925)(a) — 100.1%		1,471,813,129
Liabilities in excess of other assets — (0.1)%		(760,080)

NET ASSETS — 100.0%		$1,471,053,049

(a)	At September 30, 2013, the tax basis cost of the Fund’s investment was $1,465,776,306, tax unrealized appreciation and depreciation were $6,036,823 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Funds NVIT Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

American Funds NVIT Global Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund	7,833,951	$218,253,877

Total Mutual Fund (cost $161,445,431)		218,253,877

Total Investment (cost $161,445,431)(a) — 100.1%		218,253,877
Liabilities in excess of other assets — (0.1%)		(136,579)

NET ASSETS — 100.0%		$218,117,298

(a)	At September 30, 2013, the tax basis cost of the Fund’s investment was $174,434,508, tax unrealized appreciation and depreciation were $43,819,369 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Funds NVIT Global Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

American Funds NVIT Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund	4,795,212	$350,098,457

Total Mutual Fund (cost $256,021,491)		350,098,457

Total Investment (cost $256,021,491)(a) — 100.1%		350,098,457
Liabilities in excess of other assets — (0.1%)		(210,471)

NET ASSETS — 100.0%		$349,887,986

(a)	At September 30, 2013, the tax basis cost of the Fund’s investment was $281,654,392, tax unrealized appreciation and depreciation were $68,444,065 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Funds NVIT Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

American Funds NVIT Growth-Income Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund	33,609,208	$1,559,467,240

Total Mutual Fund (cost $1,077,799,174)		1,559,467,240

Total Investment (cost $1,077,799,174)(a) — 100.1%		1,559,467,240
Liabilities in excess of other assets — (0.1%)		(812,293)

NET ASSETS — 100.0%		$1,558,654,947

(a)	At September 30, 2013, the tax basis cost of the Fund’s investment was $1,109,025,958, tax unrealized appreciation and depreciation were $450,441,282 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

American Funds NVIT Growth-Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 90.4%

	Principal Amount	Market Value
Aerospace / Defense 0.4%
TransDigm, Inc., 7.75%, 12/15/18	$825,000	$878,625

Automotive 3.7%
Affinia Group, Inc., 7.75%, 05/01/21(a)	400,000	410,500
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	1,100,000	1,133,000
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 06/15/21	500,000	560,000
Exide Technologies, 8.63%, 02/01/18*(b)	425,000	308,125
IDQ Holdings, Inc., 11.50%, 04/01/17(a)	300,000	324,750
International Automotive Components Group SL, 9.13%, 06/01/18(a)	475,000	486,875
Jaguar Land Rover PLC, 8.13%, 05/15/21(a)	650,000	725,094
Lear Corp., 4.75%, 01/15/23(a)	250,000	233,750
Motors Liquidation Co., 7.40%, 09/01/25*(c)(d)(f)	2,500,000	0
Pittsburgh Glass Works LLC, 8.50%, 04/15/16(a)	325,000	334,750
Schaeffler Finance BV 7.75%, 02/15/17(a)	550,000	618,750
8.50%, 02/15/19(a)	700,000	784,000
Schaeffler Holding Finance BV, 6.88%, 08/15/18(a)(e)	275,000	288,977
Titan International, Inc., 6.88%, 10/01/20(a)	275,000	277,062
UCI International, Inc., 8.63%, 02/15/19	875,000	892,500

		7,378,133

Building Materials 4.0%
Allegion US Holding Co., Inc., 5.75%, 10/01/21(a)	225,000	225,000
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(a)	75,000	73,125
Anixter, Inc., 5.63%, 05/01/19	550,000	565,125
Building Materials Corp. of America, 7.50%, 03/15/20(a)	250,000	270,000
CPG Merger Sub LLC, 8.00%, 10/01/21(a)	275,000	280,500
Interline Brands, Inc. 7.50%, 11/15/18	725,000	766,687
10.00%, 11/15/18(e)	525,000	570,938
Masonite International Corp., 8.25%, 04/15/21(a)	500,000	532,500
Norcraft Cos. LP, 10.50%, 12/15/15	600,000	621,000
Nortek, Inc., 8.50%, 04/15/21	1,225,000	1,338,312
Ply Gem Industries, Inc. 9.38%, 04/15/17	75,000	79,500
8.25%, 02/15/18	633,000	678,892
Rexel SA, 6.13%, 12/15/19(a)	1,050,000	1,068,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.00%, 06/01/20(a)	475,000	527,250
RSI Home Products, Inc., 6.88%, 03/01/18(a)	225,000	232,313

		7,829,517

Chemicals 2.3%
Ashland, Inc. 3.88%, 04/15/18	125,000	122,500
4.75%, 08/15/22	100,000	93,875
Chemtura Corp., 5.75%, 07/15/21	175,000	174,563
Compass Minerals International, Inc., 8.00%, 06/01/19	350,000	375,375
Georgia Gulf Corp. 4.63%, 02/15/21(a)	150,000	144,375
4.88%, 05/15/23(a)	75,000	72,000
Hexion US Finance Corp. 8.88%, 02/01/18	600,000	620,250
9.00%, 11/15/20	500,000	490,000
Huntsman International LLC, 8.63%, 03/15/21	425,000	471,219
Omnova Solutions, Inc., 7.88%, 11/01/18	700,000	736,750
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.50%, 04/15/21(a)	200,000	196,000
Union Carbide Corp., 7.88%, 04/01/23	225,000	275,906
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21(a)	750,000	783,750

		4,556,563

Construction Machinery 0.2%
United Rentals North America, Inc. 7.38%, 05/15/20	75,000	80,625
7.63%, 04/15/22	75,000	81,563
UR Merger Sub Corp., 8.38%, 09/15/20	150,000	165,000

		327,188

Consumer Products 3.4%
Activision Blizzard, Inc. 5.63%, 09/15/21(a)	100,000	101,000
6.13%, 09/15/23(a)	175,000	177,187
AOT Bedding Super Holdings LLC, 8.13%, 10/01/20(a)	850,000	890,375
Apex Tool Group, 7.00%, 02/01/21(a)	425,000	429,250
FGI Operating Co. LLC/FGI Finance, Inc., 7.88%, 05/01/20(a)	800,000	832,000
First Quality Finance Co., Inc., 4.63%, 05/15/21(a)	425,000	385,687

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Products (continued)
Libbey Glass, Inc., 6.88%, 05/15/20	$585,000	$623,025
Prestige Brands, Inc., 8.13%, 02/01/20	175,000	193,375
ServiceMaster Co. 7.10%, 03/01/18	300,000	294,750
8.00%, 02/15/20	800,000	800,000
7.00%, 08/15/20	300,000	285,000
7.45%, 08/15/27	175,000	140,875
SIWF Merger Sub, Inc., 6.25%, 06/01/21(a)	100,000	98,500
Spectrum Brands Escrow Corp., 6.38%, 11/15/20(a)	500,000	522,500
Visant Corp., 10.00%, 10/01/17	725,000	670,625
Wolverine World Wide, Inc., 6.13%, 10/15/20	225,000	232,313

		6,676,462

Energy 7.5%
Antero Resources Finance Corp., 6.00%, 12/01/20	900,000	909,000
Approach Resources, Inc., 7.00%, 06/15/21	400,000	400,000
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 04/15/21(a)	250,000	255,000
ATP Oil & Gas Corp., 11.88%, 05/01/15*(b)	800,000	6,000
Basic Energy Services, Inc. 7.75%, 02/15/19	100,000	101,000
7.75%, 10/15/22	500,000	485,000
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20	450,000	477,000
Chaparral Energy, Inc., 9.88%, 10/01/20	675,000	759,375
Chesapeake Energy Corp. 6.63%, 08/15/20	325,000	350,594
6.88%, 11/15/20	225,000	241,593
5.38%, 06/15/21	250,000	248,750
5.75%, 03/15/23	200,000	200,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19	725,000	739,500
Cie Generale de Geophysique - Veritas 7.75%, 05/15/17	650,000	667,875
6.50%, 06/01/21	425,000	433,013
Continental Resources, Inc., 4.50%, 04/15/23	225,000	220,500
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21(a)	1,000,000	995,000
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	500,000	561,250
EPE Holdings LLC/EP Energy Bond Co., Inc., 8.13%, 12/15/17(a)(e)	312,868	325,383
Forest Oil Corp., 7.25%, 06/15/19	775,000	775,000
Kodiak Oil & Gas Corp., 5.50%, 01/15/21 (a)	150,000	147,375
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 05/15/19	925,000	888,000
8.63%, 04/15/20	100,000	104,000
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17(b)(c)*	275,000	159,500
Northern Oil and Gas, Inc., 8.00%, 06/01/20	500,000	501,250
Oasis Petroleum, Inc., 6.50%, 11/01/21	800,000	850,000
Ocean Rig Norway AS, 6.50%, 10/01/17(a)	275,000	286,124
PHI, Inc., 8.63%, 10/15/18	600,000	631,500
Plains Exploration & Production Co., 6.75%, 02/01/22	150,000	160,500
SandRidge Energy, Inc. 7.50%, 03/15/21	175,000	176,750
8.13%, 10/15/22	775,000	786,625
SESI LLC, 7.13%, 12/15/21	825,000	901,313
SM Energy Co., 5.00%, 01/15/24(a)	175,000	161,000

		14,905,270

Entertainment 0.9%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21(a)	550,000	528,000
Cinemark USA, Inc. 7.38%, 06/15/21	325,000	350,187
5.13%, 12/15/22	50,000	47,000
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/12*(a)(b)(c)(d)(f)	675,000	0
Regal Cinemas, Inc., 5.75%, 02/01/25	225,000	206,438
Six Flags Entertainment Corp., 5.25%, 01/15/21(a)	600,000	571,500

		1,703,125

Environmental 0.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20(a)	300,000	315,750

Financial Institutions 4.5%
Ally Financial, Inc. 5.50%, 02/15/17	1,025,000	1,074,969
6.25%, 12/01/17	1,125,000	1,200,937
4.75%, 09/10/18	1,000,000	997,500
8.00%, 11/01/31	250,000	282,500
CIT Group, Inc. 5.25%, 03/15/18	1,300,000	1,361,750
5.00%, 08/01/23	325,000	315,250
General Motors Financial Co., Inc., 4.25%, 05/15/23(a)	75,000	68,625
International Lease Finance Corp. 6.25%, 05/15/19	1,325,000	1,391,250
5.88%, 08/15/22	550,000	540,375
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 03/15/20(a)	250,000	256,875
5.88%, 03/15/22(a)	450,000	455,625
Nuveen Investments, Inc., 9.50%, 10/15/20(a)	1,000,000	987,500

		8,933,156

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Beverage 5.1%
ARAMARK Corp., 5.75%, 03/15/20(a)	$875,000	$883,750
B&G Foods, Inc., 4.63%, 06/01/21	375,000	356,250
Constellation Brands, Inc., 4.25%, 05/01/23	175,000	160,125
Dean Foods Co., 9.75%, 12/15/18	275,000	312,125
Del Monte Corp., 7.63%, 02/15/19	1,350,000	1,397,250
H.J. Heinz Co., 4.25%, 10/15/20(a)	1,250,000	1,190,625
Michael Foods, Inc. 8.50%, 07/15/18(a)(e)	1,050,000	1,089,375
9.75%, 07/15/18	725,000	792,062
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 05/01/21(a)	925,000	860,250
Shearer’s Foods LLC/Chip Fin Corp., 9.00%, 11/01/19(a)	450,000	470,250
Smithfield Foods, Inc., 6.63%, 08/15/22	775,000	802,125
Sun Merger Sub, Inc. 5.25%, 08/01/18(a)	50,000	51,125
5.88%, 08/01/21(a)	50,000	50,625
US Foods, Inc., 8.50%, 06/30/19	1,575,000	1,661,625

		10,077,562

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07*(b)(c)(f)	100,000	0

Gaming 3.0%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 05/15/18	550,000	591,250
Chester Downs & Marina LLC, 9.25%, 02/01/20(a)	400,000	404,000
MGM Mirage, Inc., 7.75%, 03/15/22	1,375,000	1,495,312
MGM Resorts International, 6.75%, 10/01/20	125,000	131,250
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21(a)	525,000	548,625
Pinnacle Entertainment, Inc., 7.75%, 04/01/22	325,000	342,062
PNK Finance Corp., 6.38%, 08/01/21(a)	450,000	461,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.50%, 06/15/19(a)	508,000	553,720
Seminole Indian Tribe of Florida, 7.80%, 10/01/20(a)	830,000	890,175
Station Casinos LLC, 7.50%, 03/01/21	525,000	557,813

		5,975,457

Healthcare 10.1%
Biomet, Inc. 6.50%, 08/01/20	475,000	490,437
6.50%, 10/01/20	650,000	659,750
DaVita, Inc., 5.75%, 08/15/22	175,000	173,250
DJO Finance LLC/DJO Finance Corp. 9.75%, 10/15/17	275,000	277,750
8.75%, 03/15/18	225,000	244,687
7.75%, 04/15/18	1,050,000	1,039,500
Emergency Medical Services Corp., 8.13%, 06/01/19	750,000	810,000
Grifols, Inc., 8.25%, 02/01/18	350,000	376,250
HCA, Inc. 6.25%, 02/15/21	300,000	303,000
7.75%, 05/15/21	3,050,000	3,248,250
Series 1, 5.88%, 05/01/23	100,000	98,500
7.50%, 11/06/33	650,000	641,875
Healthcare Technology Intermediate, Inc., 7.38%, 09/01/18(a)(e)	775,000	792,438
Hologic, Inc., 6.25%, 08/01/20	350,000	364,875
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 05/15/19	875,000	905,625
Jaguar Holding Co. I, 9.38%, 10/15/17(a)(e)	575,000	608,063
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19(a)	1,000,000	1,126,250
MPH Intermediate Holding Co. 2, 8.38%, 08/01/18(a)(e)	500,000	512,500
Multiplan, Inc., 9.88%, 09/01/18(a)	1,175,000	1,298,375
Omnicare, Inc., 7.75%, 06/01/20	325,000	356,688
Tenet Healthcare Corp. 4.50%, 04/01/21	350,000	328,125
4.38%, 10/01/21(a)	550,000	508,750
8.13%, 04/01/22(a)	500,000	523,125
Truven Health Analytics, Inc., 10.63%, 06/01/20	575,000	618,125
United Surgical Partners International, Inc., 9.00%, 04/01/20	700,000	770,000
Universal Hospital Services, Inc., 7.63%, 08/15/20	750,000	772,500
VPII Escrow Corp. 6.75%, 08/15/18(a)	50,000	53,500
7.50%, 07/15/21(a)	675,000	729,000
VWR Funding, Inc., 7.25%, 09/15/17	1,325,000	1,397,875

		20,029,063

Industrial - Other 3.7%
Amsted Industries, Inc., 8.13%, 03/15/18(a)	125,000	132,500
Belden CDT, Inc., 5.50%, 09/01/22(a)	700,000	677,250
Cleaver-Brooks, Inc., 8.75%, 12/15/19(a)	400,000	428,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Industrial - Other (continued)
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20(a)	$450,000	$468,000
Dynacast International LLC/Dynacast Finance, Inc., 9.25%, 07/15/19	900,000	985,500
Gardner Denver, Inc., 6.88%, 08/15/21(a)	75,000	74,625
General Cable Corp., 5.75%, 10/01/22(a)	500,000	482,500
Hillman Group, Inc. (The), 10.88%, 06/01/18	725,000	784,812
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22(a)	400,000	420,000
MasTec, Inc., 4.88%, 03/15/23	200,000	188,000
Maxim Crane Works LP, 12.25%, 04/15/15(a)	225,000	232,312
Mcron Finance Sub LLC/Mcron Finance Corp., 8.38%, 05/15/19(a)	350,000	375,813
Milacron LLC/Mcron Finance Corp., 7.75%, 02/15/21(a)	150,000	154,875
Mueller Water Products, Inc. 7.38%, 06/01/17	625,000	639,063
8.75%, 09/01/20	229,000	250,755
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20(a)	700,000	716,333
Unifrax I LLC/Unifrax Holding Co., 7.50%, 02/15/19(a)	300,000	300,000

		7,310,338

Lodging 0.4%
Choice Hotels International, Inc., 5.75%, 07/01/22	125,000	130,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21(a)	400,000	402,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	225,000	219,094

		751,094

Media - Cable 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	475,000	501,125
6.63%, 01/31/22	600,000	609,000
5.13%, 02/15/23	75,000	69,187
5.75%, 09/01/23(a)	225,000	212,063
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 09/15/20(a)	250,000	251,875
5.13%, 12/15/21(a)	275,000	257,125
DISH DBS Corp. 4.63%, 07/15/17	200,000	204,500
5.88%, 07/15/22	975,000	957,938
Lynx II Corp., 6.38%, 04/15/23(a)	200,000	199,000

		3,261,813

Media - Non-Cable 6.8%
Clear Channel Communications, Inc., 9.00%, 03/01/21	1,175,000	1,136,812
Clear Channel Worldwide Holdings, Inc. Series A, 7.63%, 03/15/20	200,000	204,000
Series B, 7.63%, 03/15/20	975,000	1,004,250
Series B, 6.50%, 11/15/22	675,000	690,187
Crown Media Holdings, Inc., 10.50%, 07/15/19	875,000	977,812
Cumulus Media Holdings, Inc., 7.75%, 05/01/19	525,000	544,687
Entercom Radio LLC, 10.50%, 12/01/19	575,000	651,187
Expo Event Transco, Inc., 9.00%, 06/15/21(a)	475,000	472,625
Gannett Co., Inc. 5.13%, 10/15/19(a)	175,000	173,250
6.38%, 10/15/23(a)	525,000	521,719
Intelsat Jackson Holdings SA 7.50%, 04/01/21	275,000	297,000
6.63%, 12/15/22(a)	500,000	492,500
5.50%, 08/01/23(a)	375,000	350,625
Intelsat Luxembourg SA 7.75%, 06/01/21(a)	500,000	517,500
8.13%, 06/01/23(a)	500,000	526,250
Lamar Media Corp. 5.88%, 02/01/22	275,000	275,688
5.00%, 05/01/23	425,000	393,125
Logo Merger Sub Corp., 8.38%, 10/15/20(a)	800,000	836,000
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21(a)	125,000	125,313
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/20	350,000	335,563
Sirius XM Radio, Inc. 4.25%, 05/15/20(a)	100,000	92,500
5.88%, 10/01/20(a)	325,000	327,438
5.25%, 08/15/22(a)	225,000	217,125
4.63%, 05/15/23(a)	325,000	293,312
SSI Invest II, 11.13%, 06/01/18	1,125,000	1,247,289
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 04/01/19(a)	650,000	690,625

		13,394,382

Metals & Mining 0.3%
Aleris International, Inc., 9.00%, 12/15/14*(b)(c)(f)	600,000	60
Century Aluminum Co., 7.50%, 06/01/21(a)	525,000	485,625
Steel Dynamics, Inc., 5.25%, 04/15/23(a)	75,000	70,875

		556,560

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Packaging 4.4%
Ardagh Packaging Finance PLC 9.13%, 10/15/20(a)	$1,100,000	$1,163,250
9.13%, 10/15/20(a)	225,000	238,219
Ball Corp., 4.00%, 11/15/23	625,000	564,062
Berry Plastics Corp., 9.50%, 05/15/18	500,000	542,500
BOE Merger Corp., 9.50%, 11/01/17(a)(e)	575,000	598,000
BWAY Holding Co., 10.00%, 06/15/18	275,000	301,812
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(a)	150,000	136,875
Mustang Merger Corp., 8.50%, 08/15/21(a)	175,000	173,250
Pactiv LLC, 7.95%, 12/15/25	250,000	230,000
Reynolds Group Issuer, Inc. 8.50%, 05/15/18	1,400,000	1,470,000
9.00%, 04/15/19	150,000	157,875
8.25%, 02/15/21	2,225,000	2,236,125
Sealed Air Corp. 6.50%, 12/01/20(a)	575,000	599,438
8.38%, 09/15/21(a)	350,000	392,875

		8,804,281

Paper 0.1%
Clearwater Paper Corp., 4.50%, 02/01/23	200,000	181,000

Restaurants 0.7%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	800,000	908,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.88%, 05/15/21(a)	450,000	432,000

		1,340,000

Retailers 4.3%
Academy Ltd./Academy Finance Corp. 8.00%, 06/15/18(a)(e)	550,000	562,375
9.25%, 08/01/19(a)	1,050,000	1,173,375
Claire’s Stores, Inc., 6.13%, 03/15/20(a)	200,000	198,000
Gymboree Corp., 9.13%, 12/01/18	300,000	294,000
Jo-Ann Stores Holdings, Inc. 8.13%, 03/15/19(a)	800,000	814,000
9.75%, 10/15/19(a)(e)	650,000	666,250
Limited Brands, Inc., 5.63%, 02/15/22	725,000	743,125
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 08/01/18(a)(e)	600,000	606,000
Michaels Stores, Inc., 7.75%, 11/01/18	425,000	455,812
Party City Holdings, Inc., 8.88%, 08/01/20(a)	325,000	349,375
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 08/15/19(a)(e)	675,000	675,000
Petco Animal Supplies, Inc. 8.50%, 10/15/17(a)(e)	875,000	885,938
9.25%, 12/01/18(a)	150,000	160,875
Sally Holdings LLC/Sally Capital, Inc. 6.88%, 11/15/19	725,000	788,437
5.75%, 06/01/22	125,000	124,688

		8,497,250

Services 1.2%
Garda World Security Corp., 9.75%, 03/15/17(a)	1,275,000	1,355,070
Monitronics International, Inc., 9.13%, 04/01/20	500,000	525,000
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(a)	500,000	542,650

		2,422,720

Technology 12.5%
ACI Worldwide, Inc., 6.38%, 08/15/20(a)	100,000	102,250
Advanced Micro Devices, Inc., 7.50%, 08/15/22	400,000	381,000
Aspect Software, Inc., 10.63%, 05/15/17	325,000	324,187
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	600,000	622,500
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	1,300,000	1,436,500
CommScope Holding Co., Inc., 6.63%, 06/01/20(a)(e)	450,000	448,875
CommScope, Inc., 8.25%, 01/15/19(a)	900,000	981,000
Compiler Finance Sub, Inc., 7.00%, 05/01/21(a)	125,000	122,500
CoreLogic, Inc., 7.25%, 06/01/21	475,000	505,281
Eagle Midco, Inc., 9.00%, 06/15/18(a)	650,000	656,500
Emdeon, Inc., 11.00%, 12/31/19	825,000	940,500
Epicor Software Corp., 8.63%, 05/01/19	925,000	989,750
First Data Corp., 8.75%, 01/15/22(a)(e)	2,450,000	2,548,000
Flextronics International Ltd. 4.63%, 02/15/20	225,000	219,375
5.00%, 02/15/23	250,000	238,125
IAC/InterActiveCorp., 4.75%, 12/15/22	650,000	602,062
iGATE Corp., 9.00%, 05/01/16	750,000	802,500
Igloo Holdings Corp., 8.25%, 12/15/17(a)(e)	725,000	744,937
Infor US, Inc. 11.50%, 07/15/18	850,000	977,500
9.38%, 04/01/19	425,000	474,937
Interactive Data Corp., 10.25%, 08/01/18	225,000	249,187
Iron Mountain, Inc., 5.75%, 08/15/24	150,000	135,000
Kemet Corp., 10.50%, 05/01/18	750,000	667,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology (continued)
Lender Processing Services, Inc., 5.75%, 04/15/23	$450,000	$462,938
Magnachip Semiconductor Corp., 6.63%, 07/15/21(a)	275,000	273,625
Mmodal, Inc., 10.75%, 08/15/20(a)	350,000	280,000
NCR Corp. 4.63%, 02/15/21	425,000	399,500
5.00%, 07/15/22	225,000	209,813
Nuance Communications, Inc., 5.38%, 08/15/20(a)	650,000	615,875
NXP BV/NXP Funding LLC 3.75%, 06/01/18(a)	200,000	194,500
5.75%, 02/15/21(a)	200,000	205,000
5.75%, 03/15/23(a)	200,000	200,500
Seagate HDD Cayman, 4.75%, 06/01/23(a)	425,000	409,063
Seagate Technology HDD Holdings, 6.88%, 05/01/20	925,000	1,015,188
Sophia LP/Sophia Finance, Inc., 9.75%, 01/15/19(a)	1,225,000	1,326,063
SunGard Data Systems, Inc. 7.38%, 11/15/18	225,000	237,656
6.63%, 11/01/19	525,000	535,500
Syniverse Holdings, Inc., 9.13%, 01/15/19	1,100,000	1,188,000
TransUnion Holding Co., Inc. 8.13%, 06/15/18	175,000	185,938
9.63%, 06/15/18	1,125,000	1,220,625
VeriSign, Inc., 4.63%, 05/01/23(a)	200,000	188,000
Viasystems, Inc., 7.88%, 05/01/19(a)	400,000	425,000

		24,742,750

Transportation 0.2%
Hertz Corp. (The), 7.50%, 10/15/18	450,000	484,875

Utility - Electric 1.3%
Dynegy, Inc., 5.88%, 06/01/23(a)	125,000	115,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.88%, 08/15/17(a)	175,000	177,625
10.00%, 12/01/20	475,000	501,125
12.25%, 03/01/22(a)	225,000	253,125
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19(a)(c)	129,708	107,658
NRG Energy, Inc. 7.63%, 05/15/19	900,000	947,250
8.25%, 09/01/20	275,000	301,812
6.63%, 03/15/23	125,000	122,813

		2,526,408

Utility - Natural Gas 3.5%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 05/15/23	650,000	611,000
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	400,000	411,000
El Paso Corp. 7.25%, 06/01/18	250,000	280,368
6.50%, 09/15/20	300,000	313,127
Energy Transfer Equity LP, 7.50%, 10/15/20	975,000	1,043,250
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	500,000	513,750
Inergy Midstream LP/NRGM Finance Corp., 6.00%, 12/15/20(a)	275,000	272,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	828,000	871,470
Regency Energy Partners LP/Regency Energy Finance Corp. 5.50%, 04/15/23	225,000	215,437
4.50%, 11/01/23(a)	300,000	271,500
Sabine Pass Liquefaction LLC 5.63%, 02/01/21(a)	475,000	463,125
5.63%, 04/15/23(a)	150,000	144,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.50%, 10/01/18	949,000	1,022,548
7.38%, 08/01/21	92,000	98,670
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.88%, 10/01/20	175,000	174,125
6.13%, 10/15/21	175,000	174,563

		6,880,183

Wireless Communications 3.5%
Digicel Group Ltd. 8.25%, 09/01/17(a)	725,000	757,625
10.50%, 04/15/18(a)	325,000	351,812
8.25%, 09/30/20(a)	525,000	546,000
MetroPCS Wireless, Inc. 6.63%, 11/15/20	375,000	388,125
6.63%, 04/01/23(a)	800,000	800,000
Sprint Capital Corp, 9.00%, 11/15/18(a)	950,000	1,113,875
Sprint Capital Corp., 6.88%, 11/15/28	1,725,000	1,552,500
Sprint Corp., 7.88%, 09/15/23(a)	775,000	788,563
Sprint Nextel Corp., 6.00%, 11/15/22	675,000	622,688

		6,921,188

Wireline Communications 0.6%
Level 3 Communications, Inc., 8.88%, 06/01/19	150,000	160,500
Level 3 Financing, Inc. 8.13%, 07/01/19	825,000	886,875
7.00%, 06/01/20	225,000	227,250

		1,274,625

Total Corporate Bonds (cost $176,315,328)		178,935,338

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Common Stock 0.0%†

	Shares	Market Value
Automotive 0.0%†
Motors Liquidation Co. GUC Trust *	2,535	$89,866

Total Common Stock (cost $–)		89,866

Mutual Fund 10.2%

	Shares	Market Value
Money Market Fund 10.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(g)	20,130,574	20,130,574

Total Mutual Fund (cost $20,130,574)		20,130,574

Total Investments (cost $196,445,902)(h) — 100.6%		199,155,778
Liabilities in excess of other assets — (0.6)%		(1,212,930)

NET ASSETS — 100.0%		$197,942,848

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2013 was $71,492,437 which represents 36.12% of net assets.
(b)	Security in default.
(c)	Illiquid security.
(d)	Restricted security.
(e)	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(f)	Fair Valued Security.
(g)	Represents 7-day effective yield as of September 30, 2013.
(h)	At September 30, 2013, the tax basis cost of the Fund’s investments was $196,527,206, tax unrealized appreciation and depreciation were $6,813,131 and $(4,184,559), respectively.
†	Amount rounds to less than 0.1%.

AS	Stock Corporation
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$89,866	$—	$—	$89,866
Corporate Bonds
Aerospace / Defense	—	878,625	—	878,625
Automotive	—	7,378,133	—	7,378,133
Building Materials	—	7,829,517	—	7,829,517
Chemicals	—	4,556,563	—	4,556,563
Construction Machinery	—	327,188	—	327,188
Consumer Products	—	6,676,462	—	6,676,462
Energy	—	14,905,270	—	14,905,270
Entertainment	—	1,703,125	—	1,703,125
Environmental	—	315,750	—	315,750
Financial Institutions	—	8,933,156	—	8,933,156
Food & Beverage	—	10,077,562	—	10,077,562
Food & Staples Retailing	—	—	—	—
Gaming	—	5,975,457	—	5,975,457
Healthcare	—	20,029,063	—	20,029,063

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Industrial - Other	$—	$7,310,338	$—	$7,310,338
Lodging	—	751,094	—	751,094
Media - Cable	—	3,261,813	—	3,261,813
Media - Non-Cable	—	13,394,382	—	13,394,382
Metals & Mining	—	556,500	60	556,560
Packaging	—	8,804,281	—	8,804,281
Paper	—	181,000	—	181,000
Restaurants	—	1,340,000	—	1,340,000
Retailers	—	8,497,250	—	8,497,250
Services	—	2,422,720	—	2,422,720
Technology	—	24,742,750	—	24,742,750
Transportation	—	484,875	—	484,875
Utility - Electric	—	2,526,408	—	2,526,408
Utility - Natural Gas	—	6,880,183	—	6,880,183
Wireless Communications	—	6,921,188	—	6,921,188
Wireline Communications	—	1,274,625	—	1,274,625

Total Corporate Bonds	$—	$178,935,278	$60	$178,935,338

Mutual Fund	20,130,574	—	—	20,130,574

Total	$20,220,440	$178,935,278	$60	$199,155,778

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2013 (Unaudited)

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund)

Common Stocks 96.9%

	Shares	Market Value
Aerospace & Defense 1.5%
Honeywell International, Inc.	21,709	$1,802,716
Textron, Inc.	60,894	1,681,283

		3,483,999

Auto Components 1.0%
Johnson Controls, Inc.	55,421	2,299,972

Automobiles 2.2%
General Motors Co.*	138,156	4,969,471

Capital Markets 5.5%
Bank of New York Mellon Corp. (The)	161,715	4,882,176
Goldman Sachs Group, Inc. (The)	14,890	2,355,747
Morgan Stanley	127,145	3,426,558
State Street Corp.	26,611	1,749,673

		12,414,154

Commercial Banks 5.3%
Fifth Third Bancorp	128,625	2,320,395
PNC Financial Services Group, Inc. (The)	49,515	3,587,362
U.S. Bancorp	31,314	1,145,466
Wells Fargo & Co.	119,434	4,935,013

		11,988,236

Communications Equipment 1.1%
Cisco Systems, Inc.	106,628	2,497,228

Computers & Peripherals 1.8%
Hewlett-Packard Co.	199,738	4,190,503

Diversified Financial Services 8.7%
Bank of America Corp.	258,458	3,566,720
Citigroup, Inc.	186,556	9,049,832
JPMorgan Chase & Co.	139,824	7,227,503

		19,844,055

Diversified Telecommunication Services 1.3%
AT&T, Inc.	27,308	923,557
Verizon Communications, Inc.	29,625	1,382,302
Vivendi SA	30,246	695,757

		3,001,616

Electric Utilities 1.8%
FirstEnergy Corp.	37,072	1,351,274
PPL Corp.	90,818	2,759,051

		4,110,325

Electrical Equipment 1.3%
Emerson Electric Co.	44,002	2,846,929

Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	189,185	2,760,209

Energy Equipment & Services 5.1%
Halliburton Co.	103,038	4,961,280
Noble Corp.	27,705	1,046,418
Weatherford International Ltd.*	367,010	5,626,263

		11,633,961

Food & Staples Retailing 1.5%
CVS Caremark Corp.	59,508	3,377,079

Food Products 4.2%
Archer-Daniels-Midland Co.	46,615	1,717,297
ConAgra Foods, Inc.	75,333	2,285,603
Mondelez International, Inc., Class A	66,935	2,103,098
Tyson Foods, Inc., Class A	54,804	1,549,857
Unilever NV, NYRS-NL	49,652	1,872,873

		9,528,728

Health Care Providers & Services 4.4%
Cardinal Health, Inc.	37,151	1,937,425
Express Scripts Holding Co.*	13,950	861,831
UnitedHealth Group, Inc.	63,949	4,579,388
WellPoint, Inc.	31,215	2,609,886

		9,988,530

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	95,270	3,109,613

Household Durables 0.6%
Newell Rubbermaid, Inc.	50,944	1,400,960

Industrial Conglomerates 2.0%
General Electric Co.	188,492	4,503,074

Insurance 4.2%
Aflac, Inc.	25,199	1,562,086
Allstate Corp. (The)	85,088	4,301,198
MetLife, Inc.	61,493	2,887,096
Travelers Cos., Inc. (The)	10,606	899,071

		9,649,451

Internet Software & Services 2.3%
eBay, Inc.*	61,795	3,447,543
Yahoo!, Inc.*	54,543	1,808,646

		5,256,189

Machinery 1.7%
Ingersoll-Rand PLC	58,780	3,817,173

Media 8.7%
Comcast Corp., Class A	82,437	3,722,030
Time Warner Cable, Inc.	42,858	4,782,953
Time Warner, Inc.	25,553	1,681,643
Twenty-First Century Fox, Inc., Class B	105,872	3,536,125
Viacom, Inc., Class B	71,586	5,983,158

		19,705,909

Metals & Mining 0.9%
Alcoa, Inc.	237,316	1,927,006

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund)

Common Stocks (continued)

	Shares	Market Value
Multiline Retail 1.5%
Kohl’s Corp.	35,076	$1,815,183
Target Corp.	26,049	1,666,615

		3,481,798

Oil, Gas & Consumable Fuels 9.7%
BP PLC, ADR-UK	104,463	4,390,580
Chevron Corp.	23,263	2,826,455
Murphy Oil Corp.	52,877	3,189,541
Occidental Petroleum Corp.	30,619	2,864,101
QEP Resources, Inc.	84,276	2,333,602
Royal Dutch Shell PLC, ADR-NL	55,569	3,649,772
Suncor Energy, Inc.	74,839	2,677,739

		21,931,790

Paper & Forest Products 1.1%
International Paper Co.	55,988	2,508,262

Pharmaceuticals 10.2%
Bristol-Myers Squibb Co.	73,870	3,418,703
GlaxoSmithKline PLC, ADR-UK	44,339	2,224,488
Merck & Co., Inc.	102,483	4,879,216
Novartis AG REG	45,281	3,482,932
Pfizer, Inc.	137,729	3,954,199
Roche Holding AG, ADR-CH	32,706	2,208,636
Sanofi, ADR-FR	59,995	3,037,547

		23,205,721

Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	55,982	1,283,107

Software 2.8%
Autodesk, Inc.*	30,937	1,273,676
Microsoft Corp.	154,112	5,133,471

		6,407,147

Specialty Retail 0.3%
Murphy USA, Inc.*	7,773	313,951
Staples, Inc.	31,390	459,864

		773,815

Wireless Telecommunication Services 1.0%
Vodafone Group PLC, ADR-UK	61,518	2,164,203

Total Common Stocks (cost $162,410,277)		220,060,213

Mutual Fund 2.9%

	Shares	Market Value
Money Market Fund 2.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(a)	6,524,015	6,524,015

Total Mutual Fund (cost $6,524,015)		6,524,015

Total Investments (cost $168,934,292)(b) — 99.8%		226,584,228
Other assets in excess of liabilities — 0.2%		551,630

NET ASSETS — 100.0%		$227,135,858

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2013.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $174,327,703, tax unrealized appreciation and depreciation were $56,677,765 and $(4,421,240), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
FR	France
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund)

At September 30, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Citibank NA	10/18/13	(1,158,157)	$(1,820,119)	$(1,874,685)	$(54,566)
British Pound	Bank of New York	10/18/13	(1,156,585)	(1,817,874)	(1,872,141)	(54,267)
British Pound	Canadian Imperial Bank of Commerce	10/18/13	(1,156,585)	(1,817,631)	(1,872,141)	(54,510)
British Pound	State Street Bank and Trust	10/18/13	(1,156,585)	(1,818,117)	(1,872,141)	(54,024)
Canadian Dollar	Canadian Imperial Bank of Commerce	10/18/13	(2,338,863)	(2,257,132)	(2,269,728)	(12,596)
Euro	Bank of New York	10/18/13	(1,307,986)	(1,734,954)	(1,769,578)	(34,624)
Euro	Citibank NA	10/18/13	(1,307,985)	(1,735,330)	(1,769,577)	(34,247)
Euro	Canadian Imperial Bank of Commerce	10/18/13	(1,307,986)	(1,735,469)	(1,769,579)	(34,110)
Euro	State Street Bank and Trust	10/18/13	(1,399,107)	(1,855,258)	(1,892,856)	(37,598)
Swiss Franc	Citibank NA	10/18/13	(1,626,633)	(1,739,391)	(1,798,908)	(59,517)
Swiss Franc	Bank of New York	10/18/13	(1,362,089)	(1,457,902)	(1,506,346)	(48,444)
Swiss Franc	State Street Bank and Trust	10/18/13	(1,362,089)	(1,457,762)	(1,506,346)	(48,584)

Total Short Contracts				$(21,246,939)	$(21,774,026)	$(527,087)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,483,999	$—	$—	$3,483,999
Auto Components	2,299,972	—	—	2,299,972
Automobiles	4,969,471	—	—	4,969,471
Capital Markets	12,414,154	—	—	12,414,154
Commercial Banks	11,988,236	—	—	11,988,236
Communications Equipment	2,497,228	—	—	2,497,228
Computers & Peripherals	4,190,503	—	—	4,190,503
Diversified Financial Services	19,844,055	—	—	19,844,055
Diversified Telecommunication Services	2,305,859	695,757	—	3,001,616
Electric Utilities	4,110,325	—	—	4,110,325
Electrical Equipment	2,846,929	—	—	2,846,929
Electronic Equipment, Instruments & Components	2,760,209	—	—	2,760,209
Energy Equipment & Services	11,633,961	—	—	11,633,961

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$3,377,079	$—	$—	$3,377,079
Food Products	9,528,728	—	—	9,528,728
Health Care Providers & Services	9,988,530	—	—	9,988,530
Hotels, Restaurants & Leisure	3,109,613	—	—	3,109,613
Household Durables	1,400,960	—	—	1,400,960
Industrial Conglomerates	4,503,074	—	—	4,503,074
Insurance	9,649,451	—	—	9,649,451
Internet Software & Services	5,256,189	—	—	5,256,189
Machinery	3,817,173	—	—	3,817,173
Media	19,705,909	—	—	19,705,909
Metals & Mining	1,927,006	—	—	1,927,006
Multiline Retail	3,481,798	—	—	3,481,798
Oil, Gas & Consumable Fuels	21,931,790	—	—	21,931,790
Paper & Forest Products	2,508,262	—	—	2,508,262
Pharmaceuticals	19,722,789	3,482,932	—	23,205,721
Semiconductors & Semiconductor Equipment	1,283,107	—	—	1,283,107
Software	6,407,147	—	—	6,407,147
Specialty Retail	773,815	—	—	773,815
Wireless Telecommunication Services	2,164,203	—	—	2,164,203

Total Common Stocks	$215,881,524	$4,178,689	$—	$220,060,213

Mutual Fund	6,524,015	—	—	6,524,015

Total Assets	$222,405,539	$4,178,689	$—	$226,584,228

Liabilities:
Forward Foreign Currency Contracts	—	(527,087)	—	(527,087)

Total Liabilities	$—	$(527,087)	$—	$(527,087)

Total	$222,405,539	$3,651,602	$—	$226,057,141

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Liabilities:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(527,087)

Total		$(527,087)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2013 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

Mutual Funds 100.4%

	Shares	Market Value
Equity Funds 86.7%
DFA Emerging Markets Core Equity Portfolio	5,413	$104,259
DFA Real Estate Securities Portfolio	2,861	76,246
DFA U.S. Core Equity 1 Portfolio	24,451	369,700
DFA U.S. Small Cap Portfolio	6,302	183,258
DFA VA International Small Portfolio	12,991	157,841
DFA VA International Value Portfolio	24,065	307,793
DFA VA U.S. Large Value Portfolio	12,383	265,859

Total Equity Funds (cost $1,314,043)		1,464,956

Fixed Income Funds 11.9%
DFA VA Global Bond Portfolio	9,914	107,567
DFA VA Short-Term Fixed Portfolio	9,030	92,381

Total Fixed Income Funds (cost $199,829)		199,948

Money Market Fund 1.8%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	30,450	30,450

Total Money Market Fund (cost $30,450)		30,450

Total Mutual Funds (cost $1,544,322)		1,695,354

Total Investments (cost $1,544,322)(c) — 100.4%		1,695,354
Liabilities in excess of other assets — (0.4)%		(6,411)

NET ASSETS — 100.0%		$1,688,943

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2013.
(b)	Investment in affiliate.
(c)	At September 30, 2013, the tax basis cost of the Fund’s investments was $1,544,522, tax unrealized appreciation and depreciation were $156,788 and $(5,956), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

Loring Ward NVIT Moderate Fund

Mutual Funds 100.2%

	Shares	Market Value
Equity Funds 67.3%
DFA U.S. Core Equity 1 Portfolio	47,436	$717,230
DFA U.S. Small Cap Portfolio	10,721	311,774
DFA VA International Small Portfolio	28,678	348,442
DFA VA International Value Portfolio	50,430	644,999
DFA VA U.S. Large Value Portfolio	21,033	451,568

Total Equity Funds (cost $2,284,421)		2,474,013

Fixed Income Funds 31.0%
DFA Intermediate Government Fixed Income Portfolio	46,967	584,741
DFA VA Short-Term Fixed Portfolio	54,448	557,002

Total Fixed Income Funds (cost $1,152,668)		1,141,743

Money Market Fund 1.9%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	69,348	69,348

Total Money Market Fund (cost $69,348)		69,348

Total Mutual Funds (cost $3,506,437)		3,685,104

Total Investments (cost $3,506,437)(c) — 100.2%		3,685,104
Liabilities in excess of other assets — (0.2)%		(7,218)

NET ASSETS — 100.0%		$3,677,886

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2013.
(b)	Investment in affiliate.
(c)	At September 30, 2013, the tax basis cost of the Fund’s investments was $3,506,921, tax unrealized appreciation and depreciation were $189,980 and $(11,797), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Loring Ward NVIT Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 98.8%

	Shares	Market Value
Aerospace & Defense 6.2%
Boeing Co. (The)	85,000	$9,987,500
Raytheon Co.	60,000	4,624,200

		14,611,700

Chemicals 3.5%
Methanex Corp.	70,000	3,588,900
Scotts Miracle-Gro Co. (The), Class A	85,000	4,677,550

		8,266,450

Commercial Services & Supplies 1.0%
Covanta Holding Corp.	105,000	2,244,900

Computers & Peripherals 3.2%
Apple, Inc.	15,500	7,389,625

Containers & Packaging 2.8%
Sealed Air Corp.	240,000	6,525,600

Diversified Financial Services 3.7%
JPMorgan Chase & Co.	170,000	8,787,300

Electrical Equipment 4.4%
ABB Ltd., ADR-CH*	240,000	5,661,600
Rockwell Automation, Inc.	43,000	4,598,420

		10,260,020

Energy Equipment & Services 3.3%
Schlumberger Ltd.	88,000	7,775,680

Food Products 6.7%
ConAgra Foods, Inc.	215,000	6,523,100
Kraft Foods Group, Inc.	80,000	4,195,200
Mondelez International, Inc., Class A	155,000	4,870,100

		15,588,400

Gas Utilities 3.1%
National Fuel Gas Co.	105,000	7,219,800

Health Care Equipment & Supplies 2.4%
Hill-Rom Holdings, Inc.	160,000	5,732,800

Health Care Providers & Services 8.9%
Cardinal Health, Inc.	155,000	8,083,250
HCA Holdings, Inc.	200,000	8,550,000
Henry Schein, Inc.*	40,000	4,148,000

		20,781,250

Hotels, Restaurants & Leisure 3.2%
Hyatt Hotels Corp., Class A*	175,000	7,518,000

Household Products 2.6%
Procter & Gamble Co. (The)	82,000	6,198,380

Industrial Conglomerates 3.3%
3M Co.	65,000	7,761,650

Insurance 3.9%
Berkshire Hathaway, Inc., Class B*	80,000	9,080,800

Leisure Equipment & Products 2.8%
Mattel, Inc.	155,000	6,488,300

Media 3.2%
Omnicom Group, Inc.	120,000	7,612,800

Metals & Mining 2.7%
Carpenter Technology Corp.	110,000	6,392,100

Oil, Gas & Consumable Fuels 6.0%
Cenovus Energy, Inc.	245,000	7,313,250
Range Resources Corp.	90,000	6,830,100

		14,143,350

Pharmaceuticals 3.3%
Pfizer, Inc.	270,000	7,751,700

Professional Services 3.0%
Nielsen Holdings NV	190,000	6,925,500

Road & Rail 4.8%
CSX Corp.	300,000	7,722,000
Hertz Global Holdings, Inc.*	160,000	3,545,600

		11,267,600

Software 5.1%
Activision Blizzard, Inc.	440,000	7,334,800
Microsoft Corp.	140,000	4,663,400

		11,998,200

Specialty Retail 2.8%
Bed Bath & Beyond, Inc.*	85,000	6,575,600

Textiles, Apparel & Luxury Goods 2.9%
Hanesbrands, Inc.	110,000	6,854,100

Total Common Stocks (cost $194,538,116)		231,751,605

Mutual Fund 1.5%

	Shares	Market Value
Money Market Fund 1.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	3,441,425	$3,441,425

Total Mutual Fund (cost $3,441,425)		3,441,425

Total Investments (cost $197,979,541)(b) — 100.3%		235,193,030
Liabilities in excess of other assets — (0.3%)		(745,644)

NET ASSETS — 100.0%		$234,447,386

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2013.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $198,180,645, tax unrealized appreciation and depreciation were $38,355,142 and $(1,342,757), respectively.

ADR	American Depositary Receipt
CH	Switzerland
Ltd.	Limited
NV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk,
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 99.2%

	Shares	Market Value
Airlines 1.1%
Ryanair Holdings PLC, ADR-IE	40,138	$1,996,464

Auto Components 2.3%
BorgWarner, Inc.	41,607	4,218,534

Biotechnology 0.8%
Novozymes A/S, Class B	38,974	1,491,627

Capital Markets 2.2%
Lazard Ltd., Class A	109,197	3,933,276

Chemicals 4.0%
Ecolab, Inc.	37,871	3,740,140
Praxair, Inc.	29,420	3,536,578

		7,276,718

Commercial Services & Supplies 1.5%
Herman Miller, Inc.	91,997	2,684,473

Consumer Finance 4.5%
American Express Co.	107,829	8,143,246

Diversified Financial Services 5.0%
CME Group, Inc.	32,928	2,432,721
IntercontinentalExchange, Inc.*	37,056	6,722,699

		9,155,420

Diversified Telecommunication Services 1.0%
tw telecom, inc.*	62,643	1,870,833

Electronic Equipment, Instruments & Components 2.0%
National Instruments Corp.	118,073	3,651,998

Energy Equipment & Services 2.4%
Cameron International Corp.*	74,265	4,334,848

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	23,053	2,653,861

Food Products 6.3%
J.M. Smucker Co. (The)	32,423	3,405,712
McCormick & Co., Inc., Non-Voting Shares	34,731	2,247,096
Unilever NV, NYRS-NL	153,787	5,800,845

		11,453,653

Health Care Equipment & Supplies 5.5%
Becton, Dickinson and Co.	53,107	5,311,762
Covidien PLC	78,973	4,812,615

		10,124,377

Household Durables 4.8%
Newell Rubbermaid, Inc.	319,891	8,797,003

Household Products 2.7%
Procter & Gamble Co. (The)	65,085	4,919,775

Industrial Conglomerates 8.4%
3M Co.	53,415	6,378,285
Danaher Corp.	130,026	9,013,403

		15,391,688

Information Technology Services 1.4%
MasterCard, Inc., Class A	3,816	2,567,329

Insurance 3.7%
Progressive Corp. (The)	250,858	6,830,863

Internet Software & Services 1.8%
Google, Inc., Class A*	3,748	3,282,911

Machinery 1.8%
Pall Corp.	43,207	3,328,667

Media 2.2%
Scripps Networks Interactive, Inc., Class A	52,391	4,092,261

Metals & Mining 2.1%
Nucor Corp.	77,867	3,817,040

Oil, Gas & Consumable Fuels 7.2%
BG Group PLC	308,307	5,885,477
Cimarex Energy Co.	21,133	2,037,221
Noble Energy, Inc.	79,287	5,313,022

		13,235,720

Pharmaceuticals 3.0%
Roche Holding AG, ADR-CH	82,204	5,551,236

Road & Rail 1.9%
J.B. Hunt Transport Services, Inc.	47,237	3,444,994

Semiconductors & Semiconductor Equipment 8.3%
Altera Corp.	153,963	5,721,265
Texas Instruments, Inc.	233,895	9,418,952

		15,140,217

Software 3.4%
Intuit, Inc.	92,377	6,125,519

Specialty Retail 4.5%
O’Reilly Automotive, Inc.*	35,237	4,495,889
TJX Cos., Inc.	67,290	3,794,483

		8,290,372

Trading Companies & Distributors 1.9%
W.W. Grainger, Inc.	13,593	3,557,424

Total Common Stocks (cost $128,855,227)		181,362,347

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Mutual Fund 1.4%

	Shares	Market Value
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(a)	2,483,290	$2,483,290

Total Mutual Fund (cost $2,483,290)		2,483,290

Total Investments (cost $131,338,517)(b) — 100.6%		183,845,637
Liabilities in excess of other assets — (0.6%)		(1,147,733)

NET ASSETS — 100.0%		$182,697,904

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2013.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $131,822,510, tax unrealized appreciation and depreciation were $52,104,862 and $(81,735), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
IE	Ireland
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$1,996,464	$—	$—	$1,996,464
Auto Components	4,218,534	—	—	4,218,534
Biotechnology	—	1,491,627	—	1,491,627
Capital Markets	3,933,276	—	—	3,933,276
Chemicals	7,276,718	—	—	7,276,718
Commercial Services & Supplies	2,684,473	—	—	2,684,473
Consumer Finance	8,143,246	—	—	8,143,246
Diversified Financial Services	9,155,420	—	—	9,155,420
Diversified Telecommunication Services	1,870,833	—	—	1,870,833
Electronic Equipment, Instruments & Components	3,651,998	—	—	3,651,998
Energy Equipment & Services	4,334,848	—	—	4,334,848
Food & Staples Retailing	2,653,861	—	—	2,653,861
Food Products	11,453,653	—	—	11,453,653
Health Care Equipment & Supplies	10,124,377	—	—	10,124,377

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$8,797,003	$—	$—	$8,797,003
Household Products	4,919,775	—	—	4,919,775
Industrial Conglomerates	15,391,688	—	—	15,391,688
Information Technology Services	2,567,329	—	—	2,567,329
Insurance	6,830,863	—	—	6,830,863
Internet Software & Services	3,282,911	—	—	3,282,911
Machinery	3,328,667	—	—	3,328,667
Media	4,092,261	—	—	4,092,261
Metals & Mining	3,817,040	—	—	3,817,040
Oil, Gas & Consumable Fuels	7,350,243	5,885,477	—	13,235,720
Pharmaceuticals	5,551,236	—	—	5,551,236
Road & Rail	3,444,994	—	—	3,444,994
Semiconductors & Semiconductor Equipment	15,140,217	—	—	15,140,217
Software	6,125,519	—	—	6,125,519
Specialty Retail	8,290,372	—	—	8,290,372
Trading Companies & Distributors	3,557,424	—	—	3,557,424

Total Common Stocks	$173,985,243	$7,377,104	$—	$181,362,347

Mutual Fund	2,483,290	—	—	2,483,290

Total	$176,468,533	$7,377,104	$—	$183,845,637

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Market Value
Automobiles 0.2%
Ally Auto Receivables Trust, Series 2012-4, Class A4, 0.80%, 10/16/17	$1,500,000	$1,491,762
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A4, 0.72%, 12/17/18	1,250,000	1,250,585
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94%, 12/15/17	2,000,000	2,034,948

		4,777,295

Credit Card 0.2%
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	1,000,000	997,777
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,302,023
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	1,250,000	1,222,491

		3,522,291

Total Asset-Backed Securities (cost $8,334,555)		8,299,586

Commercial Mortgage Backed Securities 1.7%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 01/15/49	$2,295,000	$2,526,372
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ, 4.75%, 06/11/41	1,991,000	2,010,255
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.34%, 12/10/49(a)	3,271,583	3,757,051
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, 4.98%, 05/10/43(a)	2,820,000	2,964,486
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.97%, 05/15/46(a)	2,080,000	2,325,038
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	1,750,000	1,964,376
Series 2007-GG9, Class AM, 5.48%, 03/10/39	3,000,000	3,202,015
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	2,224,000	2,366,056
Series 2006-LDP7, Class A4, 6.06%, 04/15/45(a)	3,339,000	3,666,157
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	3,000,000	3,296,002
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	420,000	461,228
Series 2011-C5, Class A3, 4.17%, 08/15/46	950,000	1,005,260
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.09%, 08/12/49(a)	800,000	905,335
Morgan Stanley Capital I, Inc., Series 2012-C4, Class A2, 2.11%, 03/15/45	1,000,000	1,016,443
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.92%, 05/15/43(a)	800,000	881,958
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,201,656
Series 2007-C33, Class A4, 6.12%, 02/15/51(a)	1,945,000	2,168,753

Total Commercial Mortgage Backed Securities (cost $32,086,884)		36,718,441

Corporate Bonds 23.4%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Boeing Co. (The), 4.88%, 02/15/20	$500,000	$567,991
Embraer SA, 5.15%, 06/15/22	350,000	340,591
General Dynamics Corp. 1.00%, 11/15/17	500,000	487,282
3.88%, 07/15/21	100,000	104,004
L-3 Communications Corp. 3.95%, 11/15/16	150,000	159,852
5.20%, 10/15/19	500,000	545,540
4.95%, 02/15/21	250,000	263,915
Lockheed Martin Corp., 4.07%, 12/15/42	643,000	562,991
Northrop Grumman Corp. 3.50%, 03/15/21	500,000	507,303
4.75%, 06/01/43	250,000	235,482
Raytheon Co. 6.40%, 12/15/18	206,000	248,269
3.13%, 10/15/20	250,000	252,803
4.70%, 12/15/41	150,000	147,847
United Technologies Corp. 4.88%, 05/01/15	545,000	582,445
1.80%, 06/01/17	600,000	610,010
4.50%, 04/15/20	750,000	829,541
6.13%, 07/15/38	400,000	480,049
4.50%, 06/01/42	500,000	487,938

		7,413,853

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24(b)	500,000	501,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Airlines (continued)
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	$350,000	$344,313
Southwest Airlines Co., 5.13%, 03/01/17	147,000	162,423
United Airlines Pass Through Trust Series 2009-2A, 9.75%, 07/15/18	329,437	375,766
Series 2013-1, Class A, 4.30%, 02/15/27	500,000	490,315

		1,874,067

Auto Components 0.0%†
Johnson Controls, Inc. 4.25%, 03/01/21	150,000	156,714
3.75%, 12/01/21	600,000	603,453

		760,167

Automobiles 0.1%
Daimler Finance North America LLC, 8.50%, 01/18/31	250,000	359,207
Ford Motor Co. 7.45%, 07/16/31	500,000	608,199
4.75%, 01/15/43(c)	350,000	312,320

		1,279,726

Beverages 0.5%
Anheuser-Busch Cos. LLC 5.00%, 03/01/19	236,000	265,918
5.75%, 04/01/36	324,000	365,441
6.00%, 11/01/41	147,000	172,952
Anheuser-Busch InBev Finance, Inc., 4.00%, 01/17/43	500,000	449,527
Anheuser-Busch InBev Worldwide, Inc. 2.88%, 02/15/16	250,000	262,118
1.38%, 07/15/17	1,000,000	1,000,126
7.75%, 01/15/19	1,000,000	1,261,584
5.00%, 04/15/20	275,000	311,115
4.38%, 02/15/21	150,000	162,636
Beam, Inc., 5.38%, 01/15/16	48,000	52,314
Coca-Cola Co. (The)
1.80%, 09/01/16	480,000	493,181
1.15%, 04/01/18	500,000	489,183
3.15%, 11/15/20	450,000	463,105
Diageo Capital PLC
1.13%, 04/29/18	750,000	725,254
4.83%, 07/15/20	600,000	672,816
2.63%, 04/29/23	500,000	460,537
Diageo Finance BV, 5.30%, 10/28/15	649,000	710,259
Dr Pepper Snapple Group, Inc.
2.90%, 01/15/16	250,000	259,985
2.70%, 11/15/22	250,000	232,506
Molson Coors Brewing Co., 5.00%, 05/01/42	250,000	243,940
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	206,000	262,446
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	466,599
PepsiCo, Inc. 2.50%, 05/10/16	400,000	416,710
7.90%, 11/01/18	700,000	894,118
3.13%, 11/01/20	300,000	304,532
5.50%, 01/15/40	250,000	273,863

		11,672,765

Biotechnology 0.2%
Amgen, Inc. 2.30%, 06/15/16	250,000	258,140
3.45%, 10/01/20	600,000	606,058
6.40%, 02/01/39	600,000	677,477
5.15%, 11/15/41	400,000	387,682
5.38%, 05/15/43	300,000	300,074
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	153,000
Celgene Corp. 3.95%, 10/15/20	400,000	411,957
3.25%, 08/15/22	300,000	284,254
4.00%, 08/15/23	500,000	495,259
Genentech, Inc., 5.25%, 07/15/35	88,000	95,266
Gilead Sciences, Inc. 3.05%, 12/01/16	100,000	105,392
4.50%, 04/01/21	200,000	215,308
4.40%, 12/01/21	600,000	641,663

		4,631,530

Building Products 0.0%†
Owens Corning 9.00%, 06/15/19	17,000	20,527
4.20%, 12/15/22	250,000	243,886

		264,413

Capital Markets 1.2%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	170,874
Bear Stearns Cos. LLC (The) 5.70%, 11/15/14	369,000	389,323
5.30%, 10/30/15	177,000	191,531
4.65%, 07/02/18	354,000	388,666
Charles Schwab Corp. (The), 2.20%, 07/25/18	200,000	200,804
Credit Suisse USA, Inc. 5.85%, 08/16/16	400,000	452,751
7.13%, 07/15/32	555,000	720,583
Deutsche Bank AG, 3.25%, 01/11/16	775,000	813,122
Franklin Resources, Inc., 2.80%, 09/15/22	500,000	470,822
Goldman Sachs Group, Inc. (The) 5.13%, 01/15/15	664,000	698,237
5.35%, 01/15/16	577,000	629,080
3.63%, 02/07/16	1,105,000	1,162,204
5.63%, 01/15/17(c)	1,000,000	1,106,827
2.38%, 01/22/18	1,500,000	1,488,649
2.90%, 07/19/18	500,000	504,650
6.00%, 06/15/20	1,000,000	1,132,325
5.25%, 07/27/21	500,000	540,273
5.75%, 01/24/22	500,000	555,062
3.63%, 01/22/23	750,000	716,078
6.13%, 02/15/33	1,150,000	1,260,551
6.75%, 10/01/37	500,000	519,875
Jefferies Group, Inc. 5.13%, 04/13/18	500,000	535,660
5.13%, 01/20/23	250,000	251,963

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Morgan Stanley 6.00%, 04/28/15	$250,000	$268,243
3.45%, 11/02/15	450,000	466,424
1.75%, 02/25/16	500,000	501,717
3.80%, 04/29/16	275,000	288,953
5.45%, 01/09/17	1,325,000	1,455,072
2.13%, 04/25/18	1,200,000	1,168,982
7.30%, 05/13/19	700,000	835,538
5.63%, 09/23/19	1,000,000	1,117,535
5.75%, 01/25/21	300,000	333,837
5.50%, 07/28/21	250,000	273,596
4.88%, 11/01/22	500,000	502,450
4.10%, 05/22/23	650,000	606,267
7.25%, 04/01/32	324,000	393,441
Nomura Holdings, Inc. 4.13%, 01/19/16	400,000	419,852
2.00%, 09/13/16	500,000	499,282
UBS AG 5.88%, 07/15/16	1,121,000	1,241,757
5.88%, 12/20/17	350,000	404,514

		25,677,370

Chemicals 0.4%
Albemarle Corp., 5.10%, 02/01/15	118,000	124,626
CF Industries, Inc., 3.45%, 06/01/23	550,000	510,558
Dow Chemical Co. (The) 4.25%, 11/15/20	400,000	418,043
4.13%, 11/15/21	1,150,000	1,171,245
9.40%, 05/15/39	260,000	380,670
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	385,000	435,188
2.80%, 02/15/23	250,000	234,454
4.90%, 01/15/41	300,000	300,297
Eastman Chemical Co. 3.00%, 12/15/15	250,000	260,307
3.60%, 08/15/22	600,000	584,959
Ecolab, Inc. 3.00%, 12/08/16	1,000,000	1,049,495
4.35%, 12/08/21	150,000	157,717
Lubrizol Corp. 5.50%, 10/01/14	354,000	372,054
6.50%, 10/01/34	147,000	179,987
LYB International Finance BV, 4.00%, 07/15/23	500,000	496,090
LyondellBasell Industries NV 5.00%, 04/15/19	500,000	548,750
6.00%, 11/15/21	500,000	567,500
Mosaic Co. (The), 3.75%, 11/15/21	250,000	244,556
PPG Industries, Inc., 3.60%, 11/15/20	500,000	511,754
Praxair, Inc. 4.05%, 03/15/21	200,000	211,769
3.00%, 09/01/21	450,000
		441,976
RPM International, Inc., 3.45%, 11/15/22	350,000	327,564

		9,529,559

Commercial Banks 2.9%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	200,000	212,474
American Express Centurion Bank, 0.88%, 11/13/15	500,000	499,346
Bank of America NA 6.00%, 06/15/16	295,000	323,786
5.30%, 03/15/17	200,000	220,478
Bank of Montreal, 1.45%, 04/09/18	750,000	736,051
Bank of New York Mellon Corp. (The) 1.20%, 02/20/15	500,000	504,341
2.30%, 07/28/16	200,000	207,079
1.30%, 01/25/18	500,000	487,606
Bank of Nova Scotia
2.05%, 10/07/15	500,000	510,954
2.90%, 03/29/16	700,000	730,974
1.45%, 04/25/18	500,000	489,966
Bank One Corp., 8.00%, 04/29/27	290,000	374,726
Barclays Bank PLC
5.13%, 01/08/20	500,000	557,905
5.14%, 10/14/20	250,000	261,738
BB&T Corp. 3.20%, 03/15/16	500,000	524,668
2.15%, 03/22/17	850,000	865,385
2.05%, 06/19/18	750,000	745,600
BBVA US Senior SAU, 4.66%, 10/09/15	350,000	365,031
BNP Paribas SA 3.60%, 02/23/16(c)	750,000	792,386
2.70%, 08/20/18	500,000	506,368
5.00%, 01/15/21	250,000	271,114
3.25%, 03/03/23	500,000	468,660
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16(c)	500,000	503,931
Capital One Financial Corp. 5.25%, 02/21/17	304,000	337,198
4.75%, 07/15/21	800,000	848,689
Capital One NA, 1.50%, 03/22/18	300,000	291,214
Comerica, Inc., 4.80%, 05/01/15	177,000	186,420
Commonwealth Bank of Australia, 2.50%, 09/20/18	500,000	506,275
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.13%, 10/13/15	250,000	256,152
3.38%, 01/19/17	500,000	532,154
1.70%, 03/19/18	750,000	741,400
3.88%, 02/08/22	500,000	500,964
5.25%, 05/24/41	175,000	183,042
Credit Suisse, 4.38%, 08/05/20	400,000	429,952
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	185,898

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
Discover Bank 7.00%, 04/15/20	$400,000	$471,224
4.20%, 08/08/23	500,000	495,315
Export-Import Bank of Korea 4.00%, 01/29/21	600,000	616,579
5.00%, 04/11/22(c)	500,000	548,008
Fifth Third Bancorp 3.63%, 01/25/16	750,000	791,271
3.50%, 03/15/22	700,000	691,550
HSBC Bank USA NA, 5.63%, 08/15/35	250,000	257,056
HSBC Holdings PLC 5.10%, 04/05/21	500,000	551,113
4.88%, 01/14/22	500,000	540,908
6.50%, 05/02/36	400,000	456,260
6.50%, 09/15/37	600,000	685,184
HSBC USA, Inc., 2.63%, 09/24/18	500,000	506,150
Intesa Sanpaolo SpA, 3.88%, 01/16/18	500,000	490,943
JPMorgan Chase Bank NA 6.00%, 07/05/17	2,210,000	2,520,347
6.00%, 10/01/17	1,000,000	1,142,022
KeyBank NA, 6.95%, 02/01/28	225,000	270,842
Korea Development Bank (The), 3.25%, 03/09/16	700,000	727,062
Korea Finance Corp., 4.63%, 11/16/21	200,000	211,180
Kreditanstalt fuer Wiederaufbau 4.13%, 10/15/14	708,000	734,660
0.63%, 04/24/15	500,000	502,075
4.38%, 07/21/15(c)	2,145,000	2,288,230
2.63%, 02/16/16	500,000	524,350
5.13%, 03/14/16	350,000	387,937
0.50%, 04/19/16	2,000,000	1,989,779
2.00%, 06/01/16	500,000	517,065
0.88%, 09/05/17(c)	1,000,000	985,575
4.38%, 03/15/18	600,000	676,429
1.00%, 06/11/18(c)	2,500,000	2,453,480
2.75%, 09/08/20	400,000	411,766
2.00%, 10/04/22	1,000,000	930,979
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	259,078
5.13%, 02/01/17	750,000	852,020
1.00%, 04/04/18	1,000,000	979,364
Manufacturers & Traders Trust Co., 1.45%, 03/07/18	500,000	488,787
Mellon Funding Corp., 5.00%, 12/01/14	265,000	278,508
National Australia Bank Ltd. 1.60%, 08/07/15	500,000	507,553
1.30%, 07/25/16	500,000	502,440
National City Corp., 4.90%, 01/15/15	354,000	372,220
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	236,000	250,034
4.88%, 02/16/16	350,000	384,685
PNC Bank NA 2.95%, 01/30/23	250,000	231,255
3.80%, 07/25/23	500,000	490,844
PNC Funding Corp. 5.25%, 11/15/15	354,000	384,004
2.70%, 09/19/16	500,000	519,335
5.13%, 02/08/20	500,000	555,865
Royal Bank of Canada 1.45%, 10/30/14	300,000	303,321
2.88%, 04/19/16	500,000	523,842
1.45%, 09/09/16	500,000	504,792
2.20%, 07/27/18	500,000	502,012
Royal Bank of Scotland PLC (The) 4.38%, 03/16/16(c)	1,000,000	1,066,800
5.63%, 08/24/20	500,000	552,704
Societe Generale SA, 2.75%, 10/12/17(c)	250,000	256,616
State Street Corp., 4.38%, 03/07/21	600,000	650,097
Sumitomo Mitsui Banking Corp., 3.00%, 01/18/23	500,000	470,894
SunTrust Banks, Inc. 3.60%, 04/15/16	150,000	158,366
3.50%, 01/20/17	550,000	580,824
Svenska Handelsbanken AB, 2.50%, 01/25/19	500,000	502,005
Toronto-Dominion Bank (The) 2.38%, 10/19/16	250,000	258,580
1.40%, 04/30/18	750,000	733,594
UBS Preferred Funding Trust V, Series 1, 6.24%, 05/15/16(c)(d)	250,000	266,875
Union Bank NA, 1.50%, 09/26/16	500,000	502,724
US Bancorp 1.65%, 05/15/17	500,000	501,724
4.13%, 05/24/21	150,000	159,155
US Bank NA 4.95%, 10/30/14	265,000	277,193
4.80%, 04/15/15	133,000	141,159
Wachovia Bank NA, 6.60%, 01/15/38	1,000,000	1,210,153
Wells Fargo & Co. 1.50%, 07/01/15	1,000,000	1,012,837
3.68%, 06/15/16	1,500,000	1,598,683
5.13%, 09/15/16	206,000	227,638
1.50%, 01/16/18(c)	750,000	737,658
4.60%, 04/01/21	500,000	542,942
5.38%, 02/07/35	457,000	488,467
Wells Fargo Capital X, 5.95%, 12/01/86	275,000	262,281
Westpac Banking Corp. 4.20%, 02/27/15	1,000,000	1,050,287
1.60%, 01/12/18	500,000	493,836
2.25%, 07/30/18	500,000	503,156

		64,632,471

Commercial Services & Supplies 0.1%
GATX Corp., 2.38%, 07/30/18	350,000	346,554
Republic Services, Inc., 5.25%, 11/15/21	800,000	878,737
Science Applications International Corp., 5.50%, 07/01/33	177,000	168,139
Waste Management, Inc. 6.38%, 03/11/15	500,000	539,363
7.00%, 07/15/28	162,000	198,877

		2,131,670

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Communications Equipment 0.1%
Cisco Systems, Inc. 5.50%, 02/22/16	$425,000	$472,617
4.95%, 02/15/19	200,000	227,568
5.90%, 02/15/39	500,000	580,725
Motorola Solutions, Inc., 7.50%, 05/15/25	206,000	248,571
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	244,801

		1,774,282

Computers & Peripherals 0.2%
Apple, Inc. 1.00%, 05/03/18	750,000	722,382
3.85%, 05/04/43(c)	750,000	626,313
EMC Corp., 1.88%, 06/01/18	1,000,000	997,488
Hewlett-Packard Co. 2.35%, 03/15/15	600,000	611,214
5.50%, 03/01/18(c)	800,000	893,552
3.75%, 12/01/20	500,000	484,465
4.65%, 12/09/21(c)	600,000	588,869

		4,924,283

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	94,568

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	385,000	434,136

Consumer Finance 0.5%
American Express Co. 6.15%, 08/28/17	200,000	233,537
1.55%, 05/22/18	750,000	734,422
2.65%, 12/02/22	971,000	893,256
6.80%, 09/01/66(a)	290,000	307,038
American Express Credit Corp., 2.75%, 09/15/15	500,000	519,443
Boeing Capital Corp., 2.90%, 08/15/18	400,000	419,489
Ford Motor Credit Co. LLC 2.50%, 01/15/16	250,000	255,175
1.70%, 05/09/16	500,000	500,339
4.25%, 02/03/17	1,000,000	1,068,796
3.00%, 06/12/17	350,000	359,852
5.88%, 08/02/21	1,000,000	1,110,923
HSBC Finance Corp., 6.68%, 01/15/21	895,000	1,020,855
John Deere Capital Corp., 1.30%, 03/12/18(c)	750,000	736,222
ORIX Corp., 5.00%, 01/12/16	200,000	213,380
Toyota Motor Credit Corp. 1.25%, 11/17/14	250,000	252,271
0.88%, 07/17/15	400,000	402,470
2.80%, 01/11/16	600,000	626,506
3.30%, 01/12/22	500,000	499,364

		10,153,338

Distributors 0.0%†
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	246,835
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	107,434

		354,269

Diversified Financial Services 2.2%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	101,331
Associates Corp. of North America, 6.95%, 11/01/18	339,000	402,476
AXA Financial, Inc., 7.00%, 04/01/28	133,000	149,659
Bank of America Corp. 4.75%, 08/01/15	619,000	658,279
5.25%, 12/01/15	737,000	792,796
Series 1, 3.75%, 07/12/16	750,000	794,782
5.63%, 10/14/16	1,460,000	1,625,674
3.88%, 03/22/17	500,000	531,764
2.00%, 01/11/18	600,000	590,027
Series L, 5.65%, 05/01/18	3,200,000	3,615,433
5.63%, 07/01/20	1,000,000	1,114,716
5.00%, 05/13/21	700,000	746,591
5.70%, 01/24/22	750,000	840,045
3.30%, 01/11/23	500,000	466,911
4.10%, 07/24/23	750,000	743,552
5.88%, 02/07/42(c)	250,000	273,955
Block Financial LLC, 5.50%, 11/01/22	250,000	256,686
Caterpillar Financial Services Corp. 1.13%, 12/15/14	500,000	504,770
5.50%, 03/15/16	295,000	326,494
2.85%, 06/01/22	500,000	477,791
Citigroup, Inc. 5.50%, 10/15/14	933,000	977,659
2.65%, 03/02/15	500,000	510,929
5.30%, 01/07/16	1,979,000	2,148,159
3.95%, 06/15/16	450,000	479,180
5.85%, 08/02/16	413,000	461,217
4.45%, 01/10/17	1,000,000	1,082,377
6.13%, 11/21/17	500,000	575,378
1.75%, 05/01/18	1,000,000	967,259
8.50%, 05/22/19	500,000	638,865
5.38%, 08/09/20	250,000	279,656
4.50%, 01/14/22	650,000	678,872
6.63%, 06/15/32	333,000	358,790
5.88%, 02/22/33	118,000	118,020
5.85%, 12/11/34	525,000	564,739
5.88%, 05/29/37	100,000	110,382
8.13%, 07/15/39	350,000	486,027
6.68%, 09/13/43	250,000	268,465
General Electric Capital Corp. 4.88%, 03/04/15	619,000	655,274
2.25%, 11/09/15	250,000	256,648
1.00%, 01/08/16	750,000	750,618
5.00%, 01/08/16	295,000	320,490
1.50%, 07/12/16	500,000	503,355
5.40%, 02/15/17	585,000	657,947
2.30%, 04/27/17(c)	1,000,000	1,026,925
5.63%, 09/15/17	1,100,000	1,253,340
1.60%, 11/20/17(c)	1,000,000	995,569
5.63%, 05/01/18	1,000,000	1,147,352
5.30%, 02/11/21	350,000	380,652
4.65%, 10/17/21	300,000	321,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
3.10%, 01/09/23	$500,000	$468,112
Series A, 6.75%, 03/15/32	1,128,000	1,351,377
6.15%, 08/07/37	1,200,000	1,363,077
6.38%, 11/15/67(a)	275,000	293,563
Goldman Sachs Capital I, 6.35%, 02/15/34	250,000	241,726
JPMorgan Chase & Co. 3.70%, 01/20/15	805,000	833,384
4.75%, 03/01/15	254,000	268,427
5.15%, 10/01/15	501,000	539,084
1.10%, 10/15/15	500,000	500,927
3.15%, 07/05/16	350,000	367,534
1.80%, 01/25/18(c)	1,000,000	983,970
4.25%, 10/15/20	350,000	366,076
4.63%, 05/10/21	500,000	535,275
3.25%, 09/23/22	1,000,000	940,508
3.38%, 05/01/23	1,250,000	1,133,581
5.60%, 07/15/41	400,000	430,569
5.40%, 01/06/42	500,000	522,829
Moody’s Corp. 4.50%, 09/01/22	150,000	149,916
4.88%, 02/15/24	250,000	250,949
Murray Street Investment Trust I, 4.65%, 03/09/17(e)	750,000	803,907
National Rural Utilities Cooperative Finance Corp. 5.45%, 04/10/17	850,000	963,696
Series C, 8.00%, 03/01/32	159,000	216,596
Western Union Co. (The), 6.20%, 11/17/36	300,000	298,410

		47,812,378

Diversified Telecommunication Services 1.2%
AT&T, Inc. 5.63%, 06/15/16	295,000	328,295
2.40%, 08/15/16	1,500,000	1,548,716
1.60%, 02/15/17	500,000	500,464
4.45%, 05/15/21	350,000	368,288
6.50%, 09/01/37	247,000	272,508
6.30%, 01/15/38	250,000	268,778
6.55%, 02/15/39	410,000	455,647
5.35%, 09/01/40	395,000	382,780
5.55%, 08/15/41	400,000	395,335
4.30%, 12/15/42	603,000	499,676
4.35%, 06/15/45	1,673,000	1,378,609
British Telecommunications PLC 5.95%, 01/15/18	750,000	860,981
9.63%, 12/15/30	250,000	371,268
Corning, Inc. 4.25%, 08/15/20	250,000	270,591
4.70%, 03/15/37	250,000	232,754
Deutsche Telekom International Finance BV 5.75%, 03/23/16	697,000	770,544
8.75%, 06/15/30	619,000	859,370
Embarq Corp., 8.00%, 06/01/36	550,000	559,882
France Telecom SA 8.75%, 03/01/31	407,000	540,557
5.38%, 01/13/42	250,000	242,976
GTE Corp. 6.84%, 04/15/18	206,000	241,089
6.94%, 04/15/28	147,000	168,994
Telecom Italia Capital SA 5.25%, 10/01/15(c)	940,000	988,904
7.18%, 06/18/19	250,000	277,848
6.00%, 09/30/34(c)	380,000	317,998
Telefonica Emisiones SAU 6.42%, 06/20/16	1,770,000	1,945,880
5.46%, 02/16/21	250,000	256,919
4.57%, 04/27/23	1,050,000	1,008,461
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15(c)	236,000	248,886
Verizon Communications, Inc. 4.90%, 09/15/15	590,000	634,231
2.50%, 09/15/16	1,000,000	1,029,246
5.50%, 02/15/18(c)	150,000	169,753
8.75%, 11/01/18	357,000	458,218
6.35%, 04/01/19	450,000	528,044
4.60%, 04/01/21	500,000	530,319
2.45%, 11/01/22(c)	500,000	444,048
5.15%, 09/15/23	2,000,000	2,143,572
6.40%, 09/15/33	750,000	833,762
5.85%, 09/15/35	118,000	122,565
6.00%, 04/01/41	250,000	264,203
6.55%, 09/15/43	1,675,000	1,885,441
Verizon Global Funding Corp., 7.75%, 12/01/30	1,190,000	1,463,218

		27,069,618

Electric Utilities 1.5%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,400,000	1,565,040
Alabama Power Co., 5.70%, 02/15/33	574,000	652,512
Ameren Illinois Co., 2.70%, 09/01/22	450,000	428,381
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	217,273
Arizona Public Service Co., 5.50%, 09/01/35	215,000	232,417
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,288,787
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	437,037
CMS Energy Corp., 4.70%, 03/31/43	300,000	275,809
Consolidated Edison Co. of New York, Inc. Series 05-C, 5.38%, 12/15/15	177,000	194,754
Series 08-A, 5.85%, 04/01/18	1,000,000	1,171,678

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Series 03-A, 5.88%, 04/01/33	$118,000	$131,504
3.95%, 03/01/43	500,000	448,404
Dominion Resources, Inc. 8.88%, 01/15/19	250,000	323,640
5.20%, 08/15/19	200,000	226,589
Series E, 6.30%, 03/15/33	10,000	11,506
Series B, 5.95%, 06/15/35	251,000	277,981
Series C, 4.90%, 08/01/41	200,000	197,802
DTE Energy Co., 6.35%, 06/01/16	913,000	1,035,667
Duke Energy Carolinas LLC 3.90%, 06/15/21	100,000	105,810
4.25%, 12/15/41	300,000	281,554
Duke Energy Corp. 5.05%, 09/15/19	1,200,000	1,337,867
3.05%, 08/15/22	350,000	330,457
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	210,933
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	72,475
Edison International, 3.75%, 09/15/17	500,000	529,914
Entergy Corp., 5.13%, 09/15/20	400,000	417,748
Exelon Corp. 4.90%, 06/15/15	413,000	439,082
5.63%, 06/15/35	836,000	839,271
Florida Power & Light Co. 5.85%, 02/01/33	100,000	115,563
5.95%, 10/01/33	77,000	92,500
5.40%, 09/01/35	130,000	146,132
5.65%, 02/01/37	450,000	513,422
4.13%, 02/01/42	250,000	234,568
Florida Power Corp., 5.90%, 03/01/33	318,000	361,277
Georgia Power Co., 4.30%, 03/15/42	500,000	449,759
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	106,049
Indiana Michigan Power Co., 3.20%, 03/15/23	500,000	474,556
Jersey Central Power & Light Co., 7.35%, 02/01/19	500,000	596,507
LG&E and KU Energy LLC, 3.75%, 11/15/20	700,000	708,398
MidAmerican Energy Co. 3.70%, 09/15/23	500,000	508,035
5.80%, 10/15/36	550,000	630,079
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	250,000	294,102
National Fuel Gas Co., 3.75%, 03/01/23	250,000	242,890
Nevada Power Co., 5.45%, 05/15/41	150,000	165,241
Nisource Finance Corp. 5.95%, 06/15/41	450,000	464,071
4.80%, 02/15/44	250,000	221,512
Northeast Utilities, 1.45%, 05/01/18	500,000	487,780
Northern States Power Co., 2.15%, 08/15/22	250,000	228,101
NSTAR Electric Co., 2.38%, 10/15/22	500,000	461,631
Oglethorpe Power Corp., 5.25%, 09/01/50(c)	200,000	199,249
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	276,235
Oncor Electric Delivery Co. LLC 6.38%, 01/15/15	692,000	739,597
4.55%, 12/01/41	150,000	142,613
5.30%, 06/01/42	150,000	158,629
Pacific Gas & Electric Co. 3.50%, 10/01/20	300,000	302,091
2.45%, 08/15/22	250,000	225,367
3.25%, 06/15/23	500,000	477,168
6.25%, 03/01/39	600,000	684,279
PacifiCorp 5.25%, 06/15/35	177,000	188,323
4.10%, 02/01/42	250,000	229,457
PPL Capital Funding, Inc., 1.90%, 06/01/18	750,000	737,736
Progress Energy, Inc. 4.40%, 01/15/21	700,000	738,907
7.75%, 03/01/31	236,000	302,686
PSEG Power LLC 5.50%, 12/01/15	413,000	450,788
5.13%, 04/15/20	250,000	278,055
Public Service Co. of Colorado 3.20%, 11/15/20	250,000	256,452
3.60%, 09/15/42	400,000	339,016
Public Service Electric & Gas Co., 3.95%, 05/01/42	400,000	364,632
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	163,104
San Diego Gas & Electric Co., 3.95%, 11/15/41	250,000	231,832
Scottish Power Ltd., 5.81%, 03/15/25	118,000	122,935
South Carolina Electric & Gas Co. 6.50%, 11/01/18	250,000	303,097
6.05%, 01/15/38	150,000	176,394
Southern California Edison Co. 6.00%, 01/15/34	177,000	212,514
Series 05-B, 5.55%, 01/15/36	436,000	495,112
Southern Co. (The), Series A, 2.38%, 09/15/15	300,000	309,315
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	165,169
Tampa Electric Co., 5.40%, 05/15/21	500,000	573,188
Union Electric Co., 6.70%, 02/01/19	141,000	171,451
Virginia Electric and Power Co. Series A, 5.40%, 01/15/16	147,000	162,148
3.45%, 09/01/22	500,000	505,461
Series D, 4.65%, 08/15/43	500,000	492,595
Wisconsin Electric Power Co. 2.95%, 09/15/21	300,000	299,001
5.63%, 05/15/33	59,000	67,228
Xcel Energy, Inc. 5.61%, 04/01/17	248,000	277,816
4.70%, 05/15/20	250,000	274,112
6.50%, 07/01/36	177,000	214,376

		33,492,193

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	$75,000	$76,699
Honeywell International, Inc. 5.40%, 03/15/16	705,000	782,177
5.30%, 03/01/18	840,000	964,836
4.25%, 03/01/21(c)	500,000	545,158
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	155,383
Precision Castparts Corp., 1.25%, 01/15/18	200,000	194,825
Thermo Fisher Scientific, Inc. 3.20%, 03/01/16	400,000	417,457
3.60%, 08/15/21	250,000	246,331

		3,382,866

Electronic Equipment, Instruments & Components 0.0%†
Agilent Technologies, Inc., 3.88%, 07/15/23	250,000	242,984
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	490,835

		733,819

Energy Equipment & Services 0.2%
Baker Hughes, Inc. 3.20%, 08/15/21	500,000	503,900
5.13%, 09/15/40	200,000	213,134
Halliburton Co. 2.00%, 08/01/18	500,000	500,192
6.70%, 09/15/38	400,000	492,831
National Oilwell Varco, Inc., 3.95%, 12/01/42	600,000	530,415
Weatherford International Ltd. 9.63%, 03/01/19	200,000	252,444
5.13%, 09/15/20	500,000	525,548
5.95%, 04/15/42	250,000	240,294

		3,258,758

Food & Staples Retailing 0.1%
CVS Caremark Corp., 6.25%, 06/01/27	795,000	947,726
Kroger Co. (The) 7.50%, 04/01/31	257,000	316,168
5.40%, 07/15/40	200,000	198,501
Safeway, Inc. 3.40%, 12/01/16	650,000	670,183
5.00%, 08/15/19	200,000	208,959
3.95%, 08/15/20	100,000	97,892
Sysco Corp., 5.38%, 09/21/35(c)	106,000	115,690
Walgreen Co., 3.10%, 09/15/22	500,000	470,117

		3,025,236

Food Products 0.4%
Archer-Daniels-Midland Co. 5.38%, 09/15/35	147,000	156,878
4.02%, 04/16/43	345,000	301,891
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	88,000	93,797
4.10%, 03/15/16	400,000	422,810
Campbell Soup Co., 4.25%, 04/15/21	100,000	104,542
ConAgra Foods, Inc. 1.90%, 01/25/18	500,000	493,625
3.25%, 09/15/22	500,000	476,102
7.00%, 10/01/28	221,000	269,689
General Mills, Inc., 3.15%, 12/15/21	750,000	743,164
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	201,573
Kellogg Co. 4.00%, 12/15/20	250,000	264,456
Series B, 7.45%, 04/01/31	147,000	188,209
Kraft Foods Group, Inc. 6.88%, 01/26/39	500,000	611,182
5.00%, 06/04/42	350,000	346,142
Kraft Foods, Inc. 6.50%, 08/11/17	250,000	291,725
6.13%, 02/01/18	1,000,000	1,157,054
6.50%, 02/09/40	500,000	588,386
Sara Lee Corp., 2.75%, 09/15/15	250,000	258,046
Tyson Foods, Inc., 4.50%, 06/15/22	450,000	462,938
Unilever Capital Corp. 2.75%, 02/10/16	400,000	417,922
5.90%, 11/15/32	206,000	252,844

		8,102,975

Gas Utilities 0.8%
AGL Capital Corp., 4.40%, 06/01/43	250,000	229,703
Atmos Energy Corp., 4.95%, 10/15/14	265,000	276,104
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	95,001
Buckeye Partners LP 4.88%, 02/01/21	250,000	259,142
4.15%, 07/01/23	250,000	243,769
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	331,242
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	1,069,000	1,122,084
DCP Midstream Operating LP, 3.88%, 03/15/23	300,000	273,820
El Paso Natural Gas Co., 8.37%, 06/15/32	250,000	322,077
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	708,145
Energy Transfer Partners LP 5.95%, 02/01/15	250,000	265,839
6.70%, 07/01/18	350,000	410,546
4.65%, 06/01/21	200,000	206,135
5.20%, 02/01/22	500,000	528,778
3.60%, 02/01/23(c)	500,000	465,020
4.90%, 02/01/24	250,000	254,324
6.05%, 06/01/41	75,000	75,265
Enterprise Products Operating LLC 3.20%, 02/01/16	250,000	262,185
4.05%, 02/15/22	250,000	254,125
3.35%, 03/15/23	1,000,000	946,437
6.13%, 10/15/39	285,000	312,728
6.45%, 09/01/40	250,000	286,895
4.85%, 03/15/44	200,000	186,099

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Kern River Funding Corp., 4.89%, 04/30/18(b)	$43,983	$48,008
Kinder Morgan Energy Partners LP 3.50%, 03/01/16	50,000	52,646
6.85%, 02/15/20	935,000	1,096,761
5.80%, 03/15/35	206,000	205,920
6.38%, 03/01/41	250,000	265,919
5.00%, 08/15/42	350,000	314,892
ONEOK Partners LP 3.25%, 02/01/16	800,000	832,387
3.38%, 10/01/22	500,000	462,366
6.13%, 02/01/41	100,000	101,350
ONEOK, Inc., 4.25%, 02/01/22	500,000	469,249
Plains All American Pipeline LP/PAA Finance Corp. 3.95%, 09/15/15	200,000	211,734
3.85%, 10/15/23	650,000	639,962
5.15%, 06/01/42	450,000	446,442
Sempra Energy, 6.00%, 10/15/39	470,000	512,443
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(b)	250,000	284,460
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	350,523
Spectra Energy Partners LP, 2.95%, 09/25/18	500,000	510,199
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	500,000	464,195
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	185,108
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	261,935
Williams Cos., Inc. (The), 3.70%, 01/15/23	500,000	453,303
Williams Partners LP 7.25%, 02/01/17	150,000	174,901
5.25%, 03/15/20	500,000	540,606
3.35%, 08/15/22	200,000	185,448
6.30%, 04/15/40	150,000	158,139

		17,544,359

Health Care Providers & Services 0.8%
Aetna, Inc. 6.00%, 06/15/16	550,000	619,403
6.63%, 06/15/36	250,000	300,027
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	251,626
Baxter International, Inc. 4.63%, 03/15/15	77,000	81,574
0.95%, 06/01/16	500,000	501,667
1.85%, 01/15/17	500,000	510,406
5.38%, 06/01/18	400,000	460,913
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	345,495
Boston Scientific Corp. 2.65%, 10/01/18	550,000	548,406
6.00%, 01/15/20	200,000	228,732
Cardinal Health, Inc., 3.20%, 06/15/22	300,000	285,748
CareFusion Corp., 3.30%, 03/01/23(b)	350,000	329,429
Cigna Corp. 4.50%, 03/15/21	300,000	319,981
5.38%, 02/15/42	150,000	158,636
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	276,119
Covidien International Finance SA 1.35%, 05/29/15	500,000	504,780
6.00%, 10/15/17	400,000	463,190
Express Scripts Holding Co., 3.50%, 11/15/16	250,000	264,593
Express Scripts, Inc. 3.13%, 05/15/16	350,000	366,442
3.90%, 02/15/22	750,000	759,214
Humana, Inc., 3.15%, 12/01/22	250,000	233,328
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	244,800
Laboratory Corp. of America Holdings 3.13%, 05/15/16	150,000	155,435
3.75%, 08/23/22	350,000	340,501
McKesson Corp., 6.00%, 03/01/41	250,000	290,681
Medco Health Solutions, Inc. 7.13%, 03/15/18	200,000	240,486
4.13%, 09/15/20	300,000	312,090
Medtronic, Inc. 4.45%, 03/15/20	800,000	872,593
4.00%, 04/01/43	300,000	269,632
Quest Diagnostics, Inc. 5.45%, 11/01/15	324,000	351,488
4.70%, 04/01/21	500,000	529,536
St. Jude Medical, Inc. 2.50%, 01/15/16	300,000	308,667
3.25%, 04/15/23	400,000	380,158
Stryker Corp., 1.30%, 04/01/18	500,000	489,860
UnitedHealth Group, Inc. 5.38%, 03/15/16	295,000	325,832
1.40%, 10/15/17	500,000	495,887
5.80%, 03/15/36	708,000	786,644
3.95%, 10/15/42	250,000	213,659
WellPoint, Inc. 5.00%, 12/15/14	1,036,000	1,089,032
5.25%, 01/15/16	324,000	353,593
3.70%, 08/15/21	100,000	100,083
4.63%, 05/15/42	500,000	457,903
5.10%, 01/15/44	300,000	291,744

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Zimmer Holdings, Inc., 3.38%, 11/30/21	$200,000	$196,597

		16,906,610

Hotels, Restaurants & Leisure 0.1%
Darden Restaurants, Inc., 3.35%, 11/01/22	200,000	182,767
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	161,620
McDonald’s Corp. 5.35%, 03/01/18	360,000	414,758
4.88%, 07/15/40	250,000	263,171
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	161,142
Yum! Brands, Inc., 6.88%, 11/15/37	300,000	348,361

		1,531,819

Household Durables 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	83,000	97,627
Stanley Black & Decker, Inc., 2.90%, 11/01/22	500,000	470,228

		567,855

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	506,012
Kimberly-Clark Corp. 4.88%, 08/15/15	800,000	864,668
6.63%, 08/01/37	130,000	167,342

		1,538,022

Industrial Conglomerates 0.3%
3M Co., 5.70%, 03/15/37	415,000	482,506
Danaher Corp. 2.30%, 06/23/16	200,000	206,997
3.90%, 06/23/21	100,000	106,321
Dover Corp. 4.88%, 10/15/15	224,000	242,859
5.38%, 03/01/41	100,000	109,962
Eaton Corp., 2.75%, 11/02/22(b)	750,000	698,919
GE Capital Trust I, 6.38%, 11/15/67(a)	500,000	530,000
General Electric Co. 0.85%, 10/09/15	250,000	250,511
5.25%, 12/06/17	600,000	684,142
2.70%, 10/09/22	500,000	472,744
4.13%, 10/09/42	350,000	320,221
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	202,509
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19(b)	800,000	802,449
Pentair Finance SA, 3.15%, 09/15/22	400,000	369,856
Tyco Electronics Group SA 6.55%, 10/01/17	400,000	461,691
3.50%, 02/03/22	300,000	289,091

		6,230,778

Information Technology Services 0.2%
Fidelity National Information Services, Inc. 2.00%, 04/15/18	500,000	488,265
3.50%, 04/15/23	750,000	676,783
Fiserv, Inc., 4.75%, 06/15/21	200,000	208,939
International Business Machines Corp. 0.75%, 05/11/15	750,000	753,383
1.95%, 07/22/16	150,000	154,463
1.25%, 02/08/18	1,000,000	983,636
1.63%, 05/15/20	500,000	466,250
2.90%, 11/01/21	200,000	196,354
5.88%, 11/29/32	683,000	810,192
4.00%, 06/20/42	100,000	89,417

		4,827,682

Insurance 1.0%
ACE INA Holdings, Inc., 2.70%, 03/13/23	500,000	470,868
Aflac, Inc. 3.63%, 06/15/23	500,000	489,465
6.45%, 08/15/40	200,000	237,496
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	174,527
Alleghany Corp., 4.95%, 06/27/22	400,000	422,101
Allstate Corp. (The) 4.50%, 06/15/43(c)	500,000	488,513
6.50%, 05/15/67(a)	195,000	201,825
American International Group, Inc. 5.05%, 10/01/15	147,000	158,431
5.60%, 10/18/16	585,000	653,216
3.80%, 03/22/17	500,000	531,551
5.85%, 01/16/18	400,000	455,498
8.25%, 08/15/18	500,000	623,627
3.38%, 08/15/20	750,000	750,257
8.17%, 05/15/68(a)	425,000	497,571
6.25%, 03/15/87	275,000	269,500
Aon Corp., 5.00%, 09/30/20	500,000	548,847
Assurant, Inc., 2.50%, 03/15/18	350,000	343,310
Berkshire Hathaway Finance Corp. 4.85%, 01/15/15	1,504,000	1,590,625
1.30%, 05/15/18	750,000	732,429
4.25%, 01/15/21(c)	400,000	429,574
Berkshire Hathaway, Inc. 3.40%, 01/31/22	500,000	506,202
4.50%, 02/11/43	250,000	234,030
Chubb Corp. (The) 6.00%, 05/11/37	165,000	195,309
6.37%, 03/29/67(a)	400,000	428,500
CNA Financial Corp., 5.75%, 08/15/21	500,000	564,387
Genworth Financial, Inc., 6.50%, 06/15/34	206,000	217,517
Hartford Financial Services Group, Inc. 5.13%, 04/15/22	350,000	383,331
6.10%, 10/01/41	309,000	355,153
ING US, Inc. 2.90%, 02/15/18	500,000	503,394
5.50%, 07/15/22	250,000	269,493
Lincoln National Corp. 4.85%, 06/24/21	100,000	107,540
6.15%, 04/07/36	440,000	503,172

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Loews Corp., 4.13%, 05/15/43	$400,000	$344,928
Markel Corp., 3.63%, 03/30/23	350,000	333,923
Marsh & McLennan Cos., Inc. 5.75%, 09/15/15	43,000	46,797
4.80%, 07/15/21	600,000	649,853
MetLife, Inc. 4.75%, 02/08/21	700,000	763,939
5.70%, 06/15/35(c)	159,000	175,349
6.40%, 12/15/66	500,000	505,625
Nationwide Financial Services, Inc., 6.75%, 05/15/67(f)	105,000	104,081
Principal Financial Group, Inc. 8.88%, 05/15/19	350,000	454,249
3.30%, 09/15/22	500,000	486,092
Progressive Corp. (The) 3.75%, 08/23/21	200,000	206,803
6.25%, 12/01/32	162,000	193,181
Prudential Financial, Inc. 3.00%, 05/12/16	150,000	156,821
Series B, 5.75%, 07/15/33	147,000	158,366
6.63%, 06/21/40	500,000	602,788
5.62%, 06/15/43(a)	250,000	235,313
5.10%, 08/15/43	500,000	498,985
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	107,101
Travelers Cos., Inc. (The) 5.75%, 12/15/17	335,000	389,151
5.35%, 11/01/40	250,000	275,026
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	234,008
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	108,051

		21,367,689

Internet & Catalog Retail 0.1%
Amazon.com, Inc., 1.20%, 11/29/17(c)	500,000	489,585
eBay, Inc. 1.35%, 07/15/17	200,000	198,816
3.25%, 10/15/20	200,000	204,587
Expedia, Inc., 5.95%, 08/15/20	100,000	105,296
QVC, Inc., 4.38%, 03/15/23	350,000	325,495

		1,323,779

Internet Software & Services 0.0%†
Baidu, Inc., 3.25%, 08/06/18	250,000	249,740
Google, Inc., 2.13%, 05/19/16	100,000	103,616

		353,356

Leisure Equipment & Products 0.0%†
Mattel, Inc. 3.15%, 03/15/23	300,000	284,012
5.45%, 11/01/41	150,000	150,575

		434,587

Machinery 0.1%
Caterpillar, Inc. 3.90%, 05/27/21	500,000	523,317
2.60%, 06/26/22	350,000	327,294
6.05%, 08/15/36	177,000	204,451
Deere & Co. 8.10%, 05/15/30	500,000	702,227
3.90%, 06/09/42	250,000	221,070
Flowserve Corp., 3.50%, 09/15/22	500,000	473,129
IDEX Corp., 4.20%, 12/15/21	300,000	302,322

		2,753,810

Media 1.1%
CBS Corp. 1.95%, 07/01/17	500,000	503,035
8.88%, 05/15/19	50,000	63,735
5.75%, 04/15/20	250,000	280,466
7.88%, 07/30/30	80,000	97,450
5.50%, 05/15/33	118,000	114,509
4.85%, 07/01/42	100,000	89,299
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	166,903
Comcast Corp. 5.90%, 03/15/16	413,000	461,814
6.50%, 01/15/17	1,013,000	1,177,080
5.70%, 07/01/19	500,000	584,476
2.85%, 01/15/23(c)	500,000	476,050
4.25%, 01/15/33	250,000	236,340
7.05%, 03/15/33	295,000	366,567
6.50%, 11/15/35	100,000	120,340
6.95%, 08/15/37	295,000	370,155
6.40%, 03/01/40	350,000	420,052
COX Communications, Inc. 5.45%, 12/15/14	113,000	119,250
5.50%, 10/01/15	383,000	413,010
DIRECTV Holdings LLC, 3.55%, 03/15/15	500,000	517,883
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.13%, 02/15/16	250,000	258,676
3.50%, 03/01/16	500,000	521,363
4.60%, 02/15/21	1,000,000	1,002,600
3.80%, 03/15/22	750,000	702,000
5.15%, 03/15/42	150,000	127,252
Discovery Communications LLC 5.05%, 06/01/20	500,000	552,636
3.30%, 05/15/22	350,000	334,567
4.88%, 04/01/43	200,000	184,238
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	270,889
Historic TW, Inc., 6.88%, 06/15/18	176,000	211,569
NBCUniversal Media LLC 5.15%, 04/30/20	500,000	566,662
4.38%, 04/01/21	800,000	861,244
2.88%, 01/15/23	350,000	332,852
5.95%, 04/01/41	200,000	225,535
4.45%, 01/15/43	250,000	230,658
News America, Inc. 5.30%, 12/15/14	367,000	387,100
8.00%, 10/17/16	118,000	140,686
4.50%, 02/15/21	250,000	266,649

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
3.00%, 09/15/22	$500,000	$468,174
7.28%, 06/30/28	77,000	89,711
6.55%, 03/15/33	300,000	335,676
6.20%, 12/15/34	245,000	265,548
6.65%, 11/15/37	150,000	171,278
6.15%, 02/15/41	250,000	274,230
Omnicom Group, Inc. 5.90%, 04/15/16	177,000	197,729
4.45%, 08/15/20	150,000	156,879
3.63%, 05/01/22	50,000	47,851
Thomson Reuters Corp., 6.50%, 07/15/18	600,000	706,609
Time Warner Cable, Inc. 6.75%, 07/01/18	585,000	652,473
8.25%, 04/01/19	700,000	808,800
6.75%, 06/15/39	900,000	845,481
4.50%, 09/15/42	500,000	365,532
Time Warner, Inc. 4.88%, 03/15/20	750,000	816,873
7.63%, 04/15/31	777,000	969,017
7.70%, 05/01/32	582,000	733,520
5.38%, 10/15/41	200,000	199,195
Viacom, Inc. 3.88%, 12/15/21	600,000	594,474
3.25%, 03/15/23	200,000	184,752
4.25%, 09/01/23	750,000	748,922
4.38%, 03/15/43	459,000	374,193
Walt Disney Co. (The) 1.10%, 12/01/17	500,000	490,936
Series E, 3.75%, 06/01/21	500,000	526,981
WPP Finance 2010, 4.75%, 11/21/21	400,000	412,856

		25,193,280

Metals & Mining 0.7%
Alcoa, Inc. 5.40%, 04/15/21(c)	250,000	247,450
5.87%, 02/23/22	625,000	625,068
Barrick Gold Corp. 2.90%, 05/30/16	125,000	126,459
4.10%, 05/01/23	500,000	440,975
5.25%, 04/01/42	150,000	120,216
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	238,410
Barrick North America Finance LLC 4.40%, 05/30/21	700,000	652,054
5.75%, 05/01/43(c)	250,000	210,628
BHP Billiton Finance USA Ltd. 5.25%, 12/15/15	285,000	312,023
3.25%, 11/21/21	250,000	247,923
2.88%, 02/24/22	500,000	476,830
5.00%, 09/30/43	500,000	506,795
Cliffs Natural Resources, Inc. 5.90%, 03/15/20(c)	350,000	359,658
4.88%, 04/01/21(c)	200,000	188,683
Freeport-McMoRan Copper & Gold, Inc. 2.38%, 03/15/18(b)	500,000	485,210
3.55%, 03/01/22	600,000	552,212
5.45%, 03/15/43(b)	250,000	224,358
Goldcorp, Inc., 2.13%, 03/15/18	350,000	341,448
Kinross Gold Corp., 5.13%, 09/01/21(c)	150,000	142,661
Newmont Mining Corp. 5.13%, 10/01/19	150,000	158,822
5.88%, 04/01/35	236,000	213,419
4.88%, 03/15/42(c)	250,000	189,705
Nucor Corp., 4.00%, 08/01/23	500,000	492,100
Placer Dome, Inc., 6.38%, 03/01/33	139,000	128,145
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	250,000	245,865
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	295,000	314,247
5.75%, 06/01/35	206,000	217,215
Rio Tinto Finance USA Ltd. 2.50%, 05/20/16	500,000	513,721
3.50%, 11/02/20	450,000	448,112
4.13%, 05/20/21	500,000	510,085
Rio Tinto Finance USA PLC 1.38%, 06/17/16	1,000,000	1,000,577
2.88%, 08/21/22(c)	500,000	460,853
4.13%, 08/21/42(c)	250,000	214,604
Southern Copper Corp., 6.75%, 04/16/40	250,000	243,409
Teck Resources Ltd. 3.00%, 03/01/19	750,000	740,333
4.75%, 01/15/22	700,000	701,987
Vale Overseas Ltd. 4.38%, 01/11/22	750,000	723,282
6.88%, 11/21/36	944,000	952,196

		14,967,738

Multiline Retail 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	973,422
Dollar General Corp. 1.88%, 04/15/18	1,000,000	971,630
3.25%, 04/15/23	250,000	229,142
Kohl’s Corp., 4.00%, 11/01/21	650,000	651,889
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16	106,000	119,909
3.88%, 01/15/22	500,000	495,008
6.90%, 04/01/29	75,000	85,830
6.70%, 07/15/34	150,000	169,641
Nordstrom, Inc., 4.00%, 10/15/21	500,000	524,257

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Multiline Retail (continued)
Target Corp. 6.00%, 01/15/18	$500,000	$586,694
6.35%, 11/01/32	313,000	377,003
4.00%, 07/01/42	350,000	310,914
Wal-Mart Stores, Inc. 0.60%, 04/11/16	750,000	747,325
3.63%, 07/08/20	500,000	530,080
3.25%, 10/25/20	500,000	515,380
2.55%, 04/11/23	750,000	690,578
7.55%, 02/15/30	118,000	160,313
5.25%, 09/01/35	708,000	759,580
5.00%, 10/25/40	250,000	257,028
5.63%, 04/15/41	475,000	534,286
4.00%, 04/11/43	500,000	445,673

		10,135,582

Office Electronics 0.0%†
Pitney Bowes, Inc., 4.75%, 05/15/18	88,000	93,453
Xerox Corp. 6.35%, 05/15/18(c)	250,000	287,341
4.50%, 05/15/21(c)	250,000	260,174

		640,968

Oil, Gas & Consumable Fuels 1.9%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	370,673
Anadarko Petroleum Corp. 5.95%, 09/15/16	100,000	112,257
6.38%, 09/15/17	100,000	116,613
6.45%, 09/15/36	531,000	608,971
Apache Corp. 7.63%, 07/01/19	59,000	73,327
3.63%, 02/01/21	500,000	508,942
5.10%, 09/01/40	100,000	98,943
4.75%, 04/15/43	500,000	471,041
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	516,224
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	157,328
BP Capital Markets PLC 3.88%, 03/10/15	900,000	940,921
3.20%, 03/11/16	400,000	420,623
1.38%, 05/10/18	1,000,000	971,290
4.50%, 10/01/20	200,000	216,475
3.56%, 11/01/21	750,000	749,659
Canadian Natural Resources Ltd., 6.25%, 03/15/38	340,000	379,314
Cenovus Energy, Inc. 5.70%, 10/15/19	770,000	880,231
5.20%, 09/15/43	500,000	498,963
Chevron Corp. 1.10%, 12/05/17	750,000	738,585
1.72%, 06/24/18	1,500,000	1,495,018
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	750,000	673,932
ConocoPhillips 4.60%, 01/15/15	950,000	998,529
5.90%, 10/15/32	177,000	206,639
6.50%, 02/01/39	650,000	818,415
ConocoPhillips Co., 1.05%, 12/15/17	750,000	732,364
Devon Energy Corp. 2.40%, 07/15/16	300,000	309,457
3.25%, 05/15/22	500,000	478,261
7.95%, 04/15/32	350,000	454,048
Ecopetrol SA, 4.25%, 09/18/18	500,000	517,695
Ensco PLC, 4.70%, 03/15/21	500,000	529,375
EOG Resources, Inc. 5.63%, 06/01/19	130,000	151,380
4.10%, 02/01/21	400,000	421,804
EQT Corp., 4.88%, 11/15/21	250,000	257,896
Hess Corp. 7.30%, 08/15/31	354,000	425,744
5.60%, 02/15/41	250,000	257,345
Husky Energy, Inc., 3.95%, 04/15/22	600,000	604,008
Marathon Oil Corp. 2.80%, 11/01/22	250,000	233,936
6.80%, 03/15/32	118,000	140,646
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	648,205
Murphy Oil Corp., 5.13%, 12/01/42	350,000	301,909
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	523,048
Noble Energy, Inc., 4.15%, 12/15/21	600,000	624,644
Noble Holding International Ltd., 3.95%, 03/15/22(c)	500,000	483,664
Occidental Petroleum Corp. 3.13%, 02/15/22	600,000	581,782
2.70%, 02/15/23	200,000	184,777
Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,074,000	1,139,730
Petrobras Global Finance BV, 4.38%, 05/20/23(c)	1,000,000	911,244
Petrobras International Finance Co. 3.88%, 01/27/16	750,000	772,932
3.50%, 02/06/17	750,000	760,174
5.75%, 01/20/20	1,425,000	1,481,445
5.38%, 01/27/21	1,000,000	1,003,003
Petrohawk Energy Corp., 7.25%, 08/15/18	250,000	271,250
Petroleos Mexicanos 3.50%, 07/18/18	500,000	508,961
5.50%, 01/21/21	275,000	295,818
4.88%, 01/24/22	250,000	255,601
3.50%, 01/30/23	500,000	462,856
5.50%, 06/27/44	350,000	316,541
Phillips 66, 5.88%, 05/01/42	382,000	402,336
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	452,397
Plains Exploration & Production Co. 6.50%, 11/15/20	700,000	750,750
6.63%, 05/01/21	350,000	374,500
Shell International Finance BV 0.63%, 12/04/15	1,000,000	1,000,157
1.90%, 08/10/18	600,000	602,732
6.38%, 12/15/38	570,000	710,781
4.55%, 08/12/43	500,000	492,510

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co., 4.10%, 03/15/22	$500,000	$501,863
Statoil ASA 3.13%, 08/17/17	250,000	265,794
1.20%, 01/17/18	1,000,000	981,377
1.15%, 05/15/18	1,000,000	967,938
Total Capital Canada Ltd., 2.75%, 07/15/23	750,000	701,508
Total Capital International SA 2.88%, 02/17/22	500,000	479,687
3.70%, 01/15/24	750,000	750,804
Total Capital SA, 2.30%, 03/15/16	500,000	517,627
Transocean, Inc. 4.95%, 11/15/15	750,000	805,040
6.38%, 12/15/21	500,000	555,425
7.50%, 04/15/31	177,000	198,882
Valero Energy Corp. 7.50%, 04/15/32	118,000	138,030
6.63%, 06/15/37	455,000	494,747

		42,209,341

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	62,898
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	348,891
International Paper Co. 5.30%, 04/01/15	206,000	219,114
9.38%, 05/15/19	665,000	878,495
6.00%, 11/15/41	250,000	268,784

		1,778,182

Personal Products 0.1%
Avon Products, Inc., 4.60%, 03/15/20(c)	500,000	516,977
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	144,017
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	256,313
4.85%, 12/15/15	177,000	193,424
1.45%, 08/15/16	250,000	254,003
5.80%, 08/15/34	545,000	643,245

		2,007,979

Pharmaceuticals 0.9%
AbbVie, Inc. 2.00%, 11/06/18	2,300,000	2,259,234
4.40%, 11/06/42	125,000	112,978
Allergan, Inc., 1.35%, 03/15/18	400,000	391,469
AstraZeneca PLC 5.90%, 09/15/17	400,000	464,556
6.45%, 09/15/37	200,000	244,289
4.00%, 09/18/42	500,000	443,265
Bristol-Myers Squibb Co. 2.00%, 08/01/22	700,000	628,422
3.25%, 08/01/42(c)	250,000	199,698
Eli Lilly & Co., 7.13%, 06/01/25	118,000	154,190
GlaxoSmithKline Capital PLC 1.50%, 05/08/17	500,000	502,247
2.85%, 05/08/22	750,000	717,984
GlaxoSmithKline Capital, Inc. 0.70%, 03/18/16	750,000	748,669
5.38%, 04/15/34	201,000	222,605
4.20%, 03/18/43	300,000	277,421
Johnson & Johnson 2.95%, 09/01/20	200,000	207,647
4.95%, 05/15/33	663,000	731,521
Merck & Co., Inc. 4.75%, 03/01/15	354,000	375,554
1.30%, 05/18/18	750,000	732,725
6.40%, 03/01/28	74,000	92,037
5.95%, 12/01/28	162,000	195,228
3.60%, 09/15/42	500,000	425,199
4.15%, 05/18/43	500,000	462,798
Mylan, Inc., 2.60%, 06/24/18(b)	750,000	752,928
Novartis Capital Corp., 2.40%, 09/21/22	500,000	465,415
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	538,757
Pfizer, Inc. 4.65%, 03/01/18	265,000	299,392
1.50%, 06/15/18	1,000,000	993,619
7.20%, 03/15/39	525,000	712,538
Pharmacia Corp., 6.60%, 12/01/28	177,000	223,190
Sanofi 2.63%, 03/29/16	500,000	521,143
1.25%, 04/10/18	1,250,000	1,222,878
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	68,438
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	142,000	164,375
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	179,027
Watson Pharmaceuticals, Inc. 1.88%, 10/01/17	500,000	494,926
3.25%, 10/01/22	200,000	186,928
Wyeth LLC 5.50%, 02/15/16	634,000	705,411
6.50%, 02/01/34	206,000	257,852
Zoetis, Inc., 3.25%, 02/01/23(b)(c)	600,000	571,209

		18,947,762

Real Estate Investment Trusts (REITs) 0.6%
American Tower Corp., 3.40%, 02/15/19	250,000	246,836
American Tower REIT, Inc. 5.05%, 09/01/20	500,000	515,643
3.50%, 01/31/23	500,000	438,839
Boston Properties LP 5.00%, 06/01/15	590,000	629,203
5.63%, 11/15/20	465,000	522,789
3.80%, 02/01/24	250,000	240,707
Camden Property Trust, 5.00%, 06/15/15	147,000	156,453
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	263,088
Duke Realty LP, 3.63%, 04/15/23	500,000	465,008
ERP Operating LP 5.38%, 08/01/16	295,000	327,803
3.00%, 04/15/23	500,000	459,666

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Investment Trusts (REITs) (continued)
HCP, Inc. 6.00%, 01/30/17	$472,000	$531,591
2.63%, 02/01/20	500,000	474,329
5.38%, 02/01/21	200,000	218,006
Health Care REIT, Inc. 4.13%, 04/01/19	600,000	632,668
5.25%, 01/15/22	400,000	427,738
Healthcare Realty Trust, Inc., 3.75%, 04/15/23	350,000	326,799
Hospitality Properties Trust, 5.00%, 08/15/22	350,000	353,043
Host Hotels & Resorts LP, 3.75%, 10/15/23	525,000	486,937
Kilroy Realty LP, 4.80%, 07/15/18	300,000	321,650
ProLogis LP 6.63%, 05/15/18	600,000	703,220
2.75%, 02/15/19	500,000	498,965
4.25%, 08/15/23	500,000	497,300
Realty Income Corp., 3.25%, 10/15/22	350,000	321,805
Simon Property Group LP 5.10%, 06/15/15	531,000	569,962
6.10%, 05/01/16	413,000	459,489
2.80%, 01/30/17	500,000	517,841
5.65%, 02/01/20	250,000	285,634
3.38%, 03/15/22	500,000	491,600
UDR, Inc., 4.25%, 06/01/18	100,000	106,106
Ventas Realty LP/Ventas Capital Corp. 4.00%, 04/30/19	500,000	525,709
4.75%, 06/01/21	150,000	157,988
Weyerhaeuser Co., 7.38%, 03/15/32	500,000	608,919

		13,783,334

Road & Rail 0.4%
Burlington Northern Santa Fe LLC 3.05%, 09/01/22	350,000	334,211
3.00%, 03/15/23	500,000	470,873
3.85%, 09/01/23	650,000	650,120
7.95%, 08/15/30	206,000	270,116
5.05%, 03/01/41	500,000	499,027
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	350,000	368,596
CSX Corp. 7.38%, 02/01/19	400,000	493,058
3.70%, 10/30/20	300,000	310,632
5.50%, 04/15/41	150,000	158,525
4.10%, 03/15/44	250,000	211,794
FedEx Corp. 2.70%, 04/15/23	500,000	458,345
3.88%, 08/01/42	50,000	41,704
Norfolk Southern Corp. 5.90%, 06/15/19	400,000	469,924
3.25%, 12/01/21	1,000,000	989,553
3.00%, 04/01/22	500,000	481,151
5.59%, 05/17/25	84,000	95,415
4.80%, 08/15/43	250,000	242,163
Union Pacific Corp., 2.75%, 04/15/23	750,000	701,985
United Parcel Service of America, Inc. 8.38%, 04/01/20	118,000	153,656
8.37%, 04/01/30(e)	177,000	239,047
United Parcel Service, Inc. 3.13%, 01/15/21	500,000	506,430
6.20%, 01/15/38	295,000	361,947

		8,508,272

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	419,016
Broadcom Corp., 2.70%, 11/01/18	100,000	103,209
Intel Corp. 1.35%, 12/15/17	1,000,000	987,410
4.80%, 10/01/41(c)	600,000	578,267
Maxim Integrated Products, Inc., 3.38%, 03/15/23	350,000	325,141

		2,413,043

Software 0.2%
CA, Inc., 4.50%, 08/15/23	410,000	409,100
Microsoft Corp. 2.50%, 02/08/16	250,000	260,618
1.00%, 05/01/18	750,000	731,791
3.00%, 10/01/20	500,000	508,631
4.50%, 10/01/40	300,000	285,897
Oracle Corp. 5.25%, 01/15/16	72,000	79,212
1.20%, 10/15/17	350,000	343,590
2.38%, 01/15/19	500,000	503,302
5.00%, 07/08/19	200,000	227,236
2.50%, 10/15/22	500,000	462,396
5.38%, 07/15/40	600,000	648,524

		4,460,297

Sovereign 0.1%
Japan Finance Corp. 2.88%, 02/02/15	300,000	309,652
Series DTC, 2.50%, 01/21/16(c)	500,000	520,621
2.50%, 05/18/16	200,000	208,910
2.25%, 07/13/16	225,000	233,697

		1,272,880

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	511,583
Gap, Inc. (The), 5.95%, 04/12/21	150,000	166,201
Home Depot, Inc. (The) 5.40%, 03/01/16	590,000	653,871

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Specialty Retail (continued)
2.25%, 09/10/18	$500,000	$506,280
2.70%, 04/01/23	500,000	468,030
5.88%, 12/16/36	300,000	342,390
5.95%, 04/01/41	150,000	175,090
4.20%, 04/01/43	250,000	227,089
Lowe’s Cos., Inc. 6.50%, 03/15/29	236,000	275,933
5.80%, 10/15/36	300,000	331,602
4.65%, 04/15/42	250,000	242,580

		3,900,649

Supranational 0.1%
Corp. Andina de Fomento 3.75%, 01/15/16	250,000	260,831
4.38%, 06/15/22	350,000	349,172
Nordic Investment Bank, 0.50%, 04/14/16(c)	500,000	496,575
Svensk Exportkredit AB 1.75%, 10/20/15	500,000	512,015
0.63%, 05/31/16(c)	1,000,000	995,065

		2,613,658

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	131,516
VF Corp., 3.50%, 09/01/21	200,000	200,721

		332,237

Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA, Inc. 3.00%, 09/24/15	350,000	359,395
3.45%, 08/27/18	250,000	255,606

		615,001

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	271,000	359,000
9.25%, 08/06/19	237,000	313,104
10.20%, 02/06/39	250,000	382,105
4.25%, 08/09/42	250,000	208,098
4.50%, 05/02/43(c)	450,000	392,708
Lorillard Tobacco Co. 3.50%, 08/04/16	850,000	891,358
3.75%, 05/20/23(c)	250,000	229,622
Philip Morris International, Inc. 5.65%, 05/16/18	400,000	463,888
6.38%, 05/16/38	460,000	548,752
3.88%, 08/21/42	250,000	213,606
Reynolds American, Inc., 4.75%, 11/01/42	450,000	396,385

		4,398,626

Wireless Telecommunication Services 0.3%
America Movil SAB de CV 5.75%, 01/15/15	295,000	312,346
5.00%, 03/30/20	500,000	537,543
3.13%, 07/16/22	750,000	688,041
6.38%, 03/01/35	177,000	190,157
6.13%, 03/30/40	350,000	368,322
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	500,000	639,864
Rogers Communications, Inc., 3.00%, 03/15/23(c)	600,000	553,732
Vodafone Group PLC 2.88%, 03/16/16	400,000	414,736
1.63%, 03/20/17	600,000	597,661
2.95%, 02/19/23	750,000	687,948
7.88%, 02/15/30	206,000	261,368
4.38%, 02/19/43	500,000	433,286

		5,685,004

Total Corporate Bonds (cost $501,168,075)		513,724,489

Municipal Bonds 0.9%

	Principal Amount	Market Value
California 0.3%
Alameda County Joint Powers Authority, Revenue Bonds, Series A, 7.05%, 12/01/44	100,000	114,206
Bay Area Toll Authority Series S1,6.79%, 04/01/30	250,000	295,858
Series F-2,6.26%, 04/01/49	250,000	301,172
City of San Francisco California Public Utilities Commission Water Revenue, Revenue Bonds, 6.00%, 11/01/40	100,000	111,726
Los Angeles Community College District, Series E, 6.75%, 08/01/49	300,000	371,253
Los Angeles County Public Works Financing Authority, Revenue Bonds, 7.62%, 08/01/40	75,000	89,576
Los Angeles Department of Water & Power, Series D, 6.57%, 07/01/45	500,000	614,340
Los Angeles Unified School District, 6.76%, 07/01/34	420,000	513,458
San Diego County Water Authority, Revenue Bonds, Series B, 6.14%, 05/01/49	100,000	115,376
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	218,350
State of California 5.45%, 04/01/15	300,000	321,405
7.55%, 04/01/39	1,410,000	1,829,489
7.63%, 03/01/40	425,000	555,781
University of California Series F,5.95%, 05/15/45	500,000	551,825
6.55%, 05/15/48	150,000	177,006

		6,180,821

Colorado 0.0%†
Denver City & County School District No. 1, Series B, 4.24%, 12/15/37	50,000	45,828

Connecticut 0.0%†
State of Connecticut, Series A, 5.85%, 03/15/32	500,000	556,610

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A, 2.11%, 07/01/18	$250,000	$243,970

Georgia 0.1%
Municipal Electric Authority of Georgia, Series A, 6.66%, 04/01/57	1,000,000	1,021,650

Illinois 0.1%
Chicago Transit Authority, Series A, 6.90%, 12/01/40	500,000	561,510
State of Illinois 5.88%, 03/01/19	200,000	215,362
4.95%, 06/01/23	160,000	157,443
5.10%, 06/01/33	1,445,000	1,277,221

		2,211,536

Massachusetts 0.0%†
Commonwealth of Massachusetts, Series E, 4.20%, 12/01/21	500,000	540,535

New Jersey 0.1%
New Jersey Economic Development Authority Series B, 0.00%, 02/15/20	650,000	518,128
Series A, 7.43%, 02/15/29	125,000	153,414
New Jersey State Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/40	790,000	1,027,000
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	268,677

		1,967,219

New York 0.2%
City of New York, 5.97%, 03/01/36	250,000	279,547
Metropolitan Transportation Authority, Series C, 7.34%, 11/15/39	760,000	998,404
New York City Municipal Water Finance Authority, 5.44%, 06/15/43	300,000	321,261
New York City Transitional Finance Authority, Series B, 5.57%, 11/01/38	500,000	549,105
New York State Dormitory Authority, Revenue Bonds, 5.50%, 03/15/30	100,000	111,785
New York State Urban Development Corp., Series C, 5.84%, 03/15/40	450,000	479,786
Port Authority of New York & New Jersey, 6.04%, 12/01/29	620,000	717,917

		3,457,805

Ohio 0.0%†
American Municipal Power Inc., Revenue Bonds 6.27%, 02/15/50	165,000	170,905
7.50%, 02/15/50	150,000	180,845
JobsOhio Beverage System, Revenue Bonds, Series B, 4.53%, 01/01/35	100,000	94,038
Northeast Regional Sewer District, 6.04%, 11/15/40	300,000	320,490
Ohio State University (The), Revenue Bonds, 4.91%, 06/01/40	150,000	152,541

		918,819

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, Series B, 5.85%, 07/15/30	500,000	544,575

South Carolina 0.0%†
South Carolina State Public Service Authority, Revenue Bonds, Series C, 6.45%, 01/01/50	100,000	109,037

Texas 0.1%
Dallas Area Rapid Transit, Series B, 6.00%, 12/01/44	500,000	581,070
State of Texas, Series A, 4.63%, 04/01/33	350,000	361,529
Texas Transportation Commission, Series B, 5.18%, 04/01/30	150,000	164,925
University of Texas System, Series C, 4.79%, 08/15/46	200,000	202,466

		1,309,990

Total Municipal Bonds (cost $17,832,853)		19,108,395

Sovereign Bonds 2.8%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond, 5.88%, 01/15/19	500,000	565,000
4.88%, 01/22/21	500,000	535,596
7.13%, 01/20/37	2,105,000	2,461,990

		3,562,586

CANADA 0.3%
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	1,003,336
Province of Ontario Canada,(c) 4.50%, 02/03/15(c)	667,000	703,440
4.75%, 01/19/16(c)	295,000	321,910
2.30%, 05/10/16	500,000	518,977
1.20%, 02/14/18(c)	500,000	492,403
3.00%, 07/16/18	250,000	264,385
2.00%, 09/27/18	750,000	751,913
Province of Quebec Canada, 4.60%, 05/26/15	354,000	378,277
3.50%, 07/29/20	400,000	419,368
7.50%, 09/15/29	578,000	783,181

		5,637,190

COLOMBIA 0.1%
Colombia Government International Bond, 7.38%, 03/18/19	900,000	1,088,100
4.38%, 07/12/21	1,150,000	1,184,500
7.38%, 09/18/37	225,000	280,125

		2,552,725

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
GERMANY 0.0%†
FMS Wertmanagement AoeR, 1.13%, 10/14/16	$500,000	$503,475

ISRAEL 0.0%†
Israel Government International Bond,(c) 3.15%, 06/30/23(c)	500,000	476,872

ITALY 0.1%
Italy Government International Bond,(c) 4.50%, 01/21/15	938,000	978,240
3.13%, 01/26/15(c)	500,000	512,450
4.75%, 01/25/16	413,000	440,671
6.88%, 09/27/23	251,000	301,727
5.38%, 06/15/33(c)	541,000	547,763

		2,780,851

MEXICO 0.3%
Mexico Government International Bond,(c) 5.63%, 01/15/17(c)	800,000	891,713
5.13%, 01/15/20(c)	1,000,000	1,110,929
3.63%, 03/15/22(c)	1,400,000	1,390,390
4.00%, 10/02/23	500,000	501,477
6.75%, 09/27/34	1,246,000	1,476,189
4.75%, 03/08/44(c)	400,000	359,757
5.75%, 10/12/10	200,000	187,358

		5,917,813

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	1,000,000	1,091,121
6.70%, 01/26/36	250,000	284,578
4.30%, 04/29/53	500,000	392,584

		1,768,283

PERU 0.1%
Peru Government International Bond,(c) 7.13%, 03/30/19(c)	1,840,000	2,208,000

PHILIPPINES 0.1%
Philippine Government International Bond, 6.50%, 01/20/20	1,500,000	1,762,500
7.75%, 01/14/31	500,000	650,000
6.38%, 10/23/34	500,000	589,375

		3,001,875

POLAND 0.1%
Poland Government International Bond, 5.00%, 10/19/15	224,000	241,080
6.38%, 07/15/19	750,000	875,250
5.13%, 04/21/21	200,000	217,500
5.00%, 03/23/22	300,000	322,382

		1,656,212

SOUTH AFRICA 0.0%†
South Africa Government International Bond,(c) 4.67%, 01/17/24(c)	500,000	483,750
6.25%, 03/08/41	200,000	210,000

		693,750

SOUTH KOREA 0.0%†
Republic of Korea, 5.63%, 11/03/25	300,000	343,170

SUPRANATIONAL 1.2%
African Development Bank, 2.50%, 03/15/16	500,000	522,772
Asian Development Bank, 2.63%, 02/09/15	3,710,000	3,824,661
1.75%, 09/11/18	500,000	503,800
Council Of Europe Development Bank, 1.50%, 01/15/15	200,000	202,972
1.50%, 06/19/17	500,000	505,221
1.00%, 03/07/18	200,000	194,126
European Bank for Reconstruction & Development, 2.75%, 04/20/15	500,000	518,669
2.50%, 03/15/16	500,000	524,522
European Investment Bank,(c) 1.13%, 04/15/15	750,000	758,782
1.00%, 07/15/15	1,000,000	1,010,855
4.63%, 10/20/15	2,325,000	2,521,658
0.63%, 04/15/16(c)	2,000,000	2,000,559
2.50%, 05/16/16	900,000	942,599
5.13%, 09/13/16	350,000	393,811
1.25%, 10/14/16	750,000	759,321
1.13%, 12/15/16	1,000,000	1,004,438
5.13%, 05/30/17	325,000	371,633
1.00%, 03/15/18(c)	1,000,000	976,807
1.00%, 06/15/18	500,000	485,369
4.00%, 02/16/21(c)	500,000	545,353
Inter-American Development Bank,(c) 2.25%, 07/15/15	750,000	774,513
5.13%, 09/13/16	235,000	265,591
0.88%, 03/15/18	500,000	489,536
1.75%, 08/24/18(c)	300,000	303,080
1.38%, 07/15/20	750,000	711,661
International Bank for Reconstruction & Development, 0.50%, 04/15/16	500,000	498,320
1.00%, 09/15/16	500,000	504,462
1.13%, 07/18/17	500,000	501,425
7.63%, 01/19/23	973,000	1,355,062
International Finance Corp.,(c) 2.25%, 04/11/16(c)	300,000	312,119
1.13%, 11/23/16(c)	1,025,000	1,037,763
0.88%, 06/15/18	750,000	731,091

		26,052,551

TURKEY 0.2%
Turkey Government International Bond,(c) 6.75%, 04/03/18	1,000,000	1,108,500
5.63%, 03/30/21	500,000	518,750
3.25%, 03/23/23(c)	1,500,000	1,290,000
6.00%, 01/14/41	2,000,000	1,925,000

		4,842,250

URUGUAY 0.0%†
Uruguay Government International Bond, 4.50%, 08/14/24	650,000	662,269

Total Sovereign Bonds (cost $62,304,610)		62,659,872

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies 29.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00677 6.00%, 06/01/14	$3,423	$3,470
Pool# E00802 7.50%, 02/01/15	4,608	4,785
Pool# G11001 6.50%, 03/01/15	1,478	1,510
Pool# G11003 7.50%, 04/01/15	205	212
Pool# G11164 7.00%, 05/01/15	682	704
Pool# E81396 7.00%, 10/01/15	185	194
Pool# E81394 7.50%, 10/01/15	1,917	1,999
Pool# E84097 6.50%, 12/01/15	593	618
Pool# E00938 7.00%, 01/01/16	2,646	2,785
Pool# E82132 7.00%, 01/01/16	499	526
Pool# E82815 6.00%, 03/01/16	994	1,044
Pool# E83231 6.00%, 04/01/16	569	596
Pool# E83233 6.00%, 04/01/16	1,136	1,190
Pool# G11972 6.00%, 04/01/16	31,485	32,899
Pool# E00975 6.00%, 05/01/16	7,377	7,731
Pool# E83355 6.00%, 05/01/16	1,753	1,829
Pool# E83636 6.00%, 05/01/16	3,271	3,432
Pool# E83933 6.50%, 05/01/16	202	214
Pool# E00985 6.00%, 06/01/16	4,226	4,435
Pool# E00987 6.50%, 06/01/16	4,424	4,680
Pool# E84236 6.50%, 06/01/16	1,180	1,250
Pool# E00996 6.50%, 07/01/16	550	583
Pool# E84912 6.50%, 08/01/16	4,232	4,497
Pool# E85117 6.50%, 08/01/16	1,748	1,852
Pool# E85387 6.00%, 09/01/16	2,158	2,219
Pool# E85800 6.50%, 10/01/16	1,551	1,648
Pool# E86183 6.00%, 11/01/16	687	723
Pool# E01083 7.00%, 11/01/16	1,652	1,766
Pool# G11207 7.00%, 11/01/16	2,847	3,010
Pool# E86533 6.00%, 12/01/16	1,886	1,992
Pool# E01095 6.00%, 01/01/17	2,270	2,403
Pool# E87584 6.00%, 01/01/17	1,568	1,660
Pool# E86995 6.50%, 01/01/17	3,965	4,219
Pool# E87291 6.50%, 01/01/17	9,123	9,692
Pool# E87446 6.50%, 01/01/17	1,391	1,482
Pool# E88076 6.00%, 02/01/17	2,572	2,731
Pool# E01127 6.50%, 02/01/17	3,600	3,849
Pool# E88055 6.50%, 02/01/17	16,161	17,304
Pool# E88106 6.50%, 02/01/17	6,349	6,816
Pool# E01137 6.00%, 03/01/17	3,401	3,606
Pool# E88134 6.00%, 03/01/17	550	586
Pool# E88474 6.00%, 03/01/17	2,813	2,975
Pool# E88768 6.00%, 03/01/17	3,547	3,727
Pool# E01138 6.50%, 03/01/17	2,293	2,452
Pool# E01139 6.00%, 04/01/17	16,019	17,025
Pool# E88729 6.00%, 04/01/17	3,105	3,311
Pool# E89149 6.00%, 04/01/17	2,957	3,135
Pool# E89151 6.00%, 04/01/17	2,997	3,189
Pool# E89217 6.00%, 04/01/17	3,268	3,477
Pool# E89222 6.00%, 04/01/17	13,865	14,608
Pool# E89347 6.00%, 04/01/17	1,190	1,267
Pool# E89496 6.00%, 04/01/17	1,772	1,888
Pool# E89203 6.50%, 04/01/17	2,291	2,456
Pool# E01140 6.00%, 05/01/17	13,802	14,668
Pool# E89530 6.00%, 05/01/17	8,480	8,991
Pool# E89746 6.00%, 05/01/17	22,656	24,079
Pool# E89788 6.00%, 05/01/17	2,684	2,859
Pool# E89909 6.00%, 05/01/17	2,583	2,758

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G11409 6.00%, 05/01/17	$20,049	$21,231
Pool# E01156 6.50%, 05/01/17	6,169	6,623
Pool# E89924 6.50%, 05/01/17	12,676	13,680
Pool# B15071 6.00%, 06/01/17	43,730	46,421
Pool# E01157 6.00%, 06/01/17	10,496	11,168
Pool# E90194 6.00%, 06/01/17	2,313	2,461
Pool# E90227 6.00%, 06/01/17	1,979	2,108
Pool# E90313 6.00%, 06/01/17	1,075	1,144
Pool# E90594 6.00%, 07/01/17	9,503	10,135
Pool# E90645 6.00%, 07/01/17	10,760	11,475
Pool# E90667 6.00%, 07/01/17	2,746	2,922
Pool# E01205 6.50%, 08/01/17	4,339	4,664
Pool# G11458 6.00%, 09/01/17	2,388	2,516
Pool# G11434 6.50%, 01/01/18	6,300	6,746
Pool# G18007 6.00%, 07/01/19	18,545	20,217
Pool# B16087 6.00%, 08/01/19	54,151	59,218
Pool# G18062 6.00%, 06/01/20	32,505	35,729
Pool# J00935 5.00%, 12/01/20	19,225	20,560
Pool# J00854 5.00%, 01/01/21	184,329	196,612
Pool# J00871 5.00%, 01/01/21	67,641	72,325
Pool# G18096 5.50%, 01/01/21	17,580	18,894
Pool# J01279 5.50%, 02/01/21	15,249	16,390
Pool# J01570 5.50%, 04/01/21	17,609	18,924
Pool# J01633 5.50%, 04/01/21	78,190	84,069
Pool# J01757 5.00%, 05/01/21	74,013	79,141
Pool# J01771 5.00%, 05/01/21	20,743	22,221
Pool# J01879 5.00%, 05/01/21	14,000	14,985
Pool# J06015 5.00%, 05/01/21	68,059	72,733
Pool# G18122 5.00%, 06/01/21	38,274	40,925
Pool# G18123 5.50%, 06/01/21	44,114	47,470
Pool# J01980 6.00%, 06/01/21	17,021	18,816
Pool# J03074 5.00%, 07/01/21	28,714	30,703
Pool# J03028 5.50%, 07/01/21	19,617	21,111
Pool# G12245 6.00%, 07/01/21	26,709	29,483
Pool# G12310 5.50%, 08/01/21	13,873	14,929
Pool# G12348 6.00%, 08/01/21	38,350	42,355
Pool# G12412 5.50%, 11/01/21	18,133	19,503
Pool# G13145 5.50%, 04/01/23	984,516	1,060,778
Pool# C90719 5.00%, 10/01/23	916,460	987,843
Pool# J09912 4.00%, 06/01/24	1,965,815	2,082,382
Pool# C00351 8.00%, 07/01/24	955	1,130
Pool# G13900 5.00%, 12/01/24	453,937	485,584
Pool# D60780 8.00%, 06/01/25	3,014	3,598
Pool# G30267 5.00%, 08/01/25	299,262	322,571
Pool# E02746 3.50%, 11/01/25	957,196	1,008,159
Pool# J13883 3.50%, 12/01/25	1,930,989	2,036,213
Pool# J14732 4.00%, 03/01/26	936,522	992,055
Pool# E02896 3.50%, 05/01/26	996,704	1,050,082
Pool# J18127 3.00%, 03/01/27	756,667	782,707
Pool# J18702 3.00%, 03/01/27	853,202	882,564
Pool# J19106 3.00%, 05/01/27	306,867	317,428
Pool# J20471 3.00%, 09/01/27	1,396,492	1,444,551
Pool# D82854 7.00%, 10/01/27	2,678	3,092
Pool# G14609 3.00%, 11/01/27	1,810,391	1,872,694
Pool# C00566 7.50%, 12/01/27	3,485	4,115
Pool# C00678 7.00%, 11/01/28	4,244	4,909
Pool# C18271 7.00%, 11/01/28	3,460	4,016
Pool# C00836 7.00%, 07/01/29	2,000	2,321
Pool# C31282 7.00%, 09/01/29	353	408
Pool# C31285 7.00%, 09/01/29	4,531	5,260

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A18212 7.00%, 11/01/29	$52,250	$60,608
Pool# C32914 8.00%, 11/01/29	3,685	4,480
Pool# C37436 8.00%, 01/01/30	4,173	5,055
Pool# C36306 7.00%, 02/01/30	849	988
Pool# C36429 7.00%, 02/01/30	838	977
Pool# C00921 7.50%, 02/01/30	3,578	4,238
Pool# G01108 7.00%, 04/01/30	1,591	1,848
Pool# C37703 7.50%, 04/01/30	2,351	2,789
Pool# C41561 8.00%, 08/01/30	2,492	3,043
Pool# C01051 8.00%, 09/01/30	6,907	8,393
Pool# C43550 7.00%, 10/01/30	5,287	6,168
Pool# C44017 7.50%, 10/01/30	590	702
Pool# C43967 8.00%, 10/01/30	43,962	53,231
Pool# C44957 8.00%, 11/01/30	5,201	6,320
Pool# C01106 7.00%, 12/01/30	26,866	31,296
Pool# C01103 7.50%, 12/01/30	2,666	3,164
Pool# C01116 7.50%, 01/01/31	2,791	3,317
Pool# C46932 7.50%, 01/01/31	1,924	2,282
Pool# C47287 7.50%, 02/01/31	4,653	5,519
Pool# C48851 7.00%, 03/01/31	2,796	3,264
Pool# G01217 7.00%, 03/01/31	26,112	30,439
Pool# C48206 7.50%, 03/01/31	2,242	2,672
Pool# C91366 4.50%, 04/01/31	365,493	393,690
Pool# C91377 4.50%, 06/01/31	203,472	219,170
Pool# C53324 7.00%, 06/01/31	2,814	3,267
Pool# C01209 8.00%, 06/01/31	1,450	1,770
Pool# C54792 7.00%, 07/01/31	22,623	26,359
Pool# C55071 7.50%, 07/01/31	794	947
Pool# G01309 7.00%, 08/01/31	4,772	5,561
Pool# C01222 7.00%, 09/01/31	3,884	4,529
Pool# G01311 7.00%, 09/01/31	31,463	36,646
Pool# G01315 7.00%, 09/01/31	1,210	1,410
Pool# C58647 7.00%, 10/01/31	1,314	1,532
Pool# C58694 7.00%, 10/01/31	10,290	12,022
Pool# C60012 7.00%, 11/01/31	2,186	2,545
Pool# C61298 8.00%, 11/01/31	3,338	3,907
Pool# C61105 7.00%, 12/01/31	7,167	8,367
Pool# C01305 7.50%, 12/01/31	3,871	4,608
Pool# C62218 7.00%, 01/01/32	3,449	4,014
Pool# C63171 7.00%, 01/01/32	13,774	16,099
Pool# C64121 7.50%, 02/01/32	5,114	6,078
Pool# D99004 3.50%, 03/01/32	413,435	428,132
Pool# G30577 3.50%, 04/01/32	892,937	924,678
Pool# C01345 7.00%, 04/01/32	18,565	21,660
Pool# C66744 7.00%, 04/01/32	1,262	1,411
Pool# G01391 7.00%, 04/01/32	55,155	64,279
Pool# C65717 7.50%, 04/01/32	5,238	6,232
Pool# C01370 8.00%, 04/01/32	5,097	6,229
Pool# C66916 7.00%, 05/01/32	21,990	25,720
Pool# C67235 7.00%, 05/01/32	23,626	27,545
Pool# C01381 8.00%, 05/01/32	23,053	28,189
Pool# C68290 7.00%, 06/01/32	5,656	6,615
Pool# C68300 7.00%, 06/01/32	28,070	32,737
Pool# D99266 3.50%, 07/01/32	606,865	628,247
Pool# G01449 7.00%, 07/01/32	37,055	43,163
Pool# C68988 7.50%, 07/01/32	3,995	4,707
Pool# C69908 7.00%, 08/01/32	31,967	37,344
Pool# C70211 7.00%, 08/01/32	15,565	18,209
Pool# C91558 3.50%, 09/01/32	162,818	168,555
Pool# C71089 7.50%, 09/01/32	5,941	7,068

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G01536 7.00%, 03/01/33	$36,069	$42,163
Pool# G30642 3.00%, 05/01/33	321,457	322,073
Pool# G30646 3.00%, 05/01/33	709,781	710,696
Pool# K90535 3.00%, 05/01/33	149,161	149,353
Pool# A16419 6.50%, 11/01/33	19,465	22,002
Pool# A16522 6.50%, 12/01/33	134,983	152,595
Pool# C01806 7.00%, 01/01/34	14,993	17,435
Pool# A21356 6.50%, 04/01/34	80,913	91,505
Pool# C01851 6.50%, 04/01/34	77,583	87,722
Pool# A22067 6.50%, 05/01/34	117,144	132,442
Pool# A24301 6.50%, 05/01/34	120,166	135,949
Pool# A24988 6.50%, 07/01/34	40,250	45,487
Pool# G01741 6.50%, 10/01/34	42,084	47,533
Pool# G08023 6.50%, 11/01/34	81,462	92,150
Pool# A33137 6.50%, 01/01/35	23,833	26,979
Pool# A31989 6.50%, 04/01/35	21,890	24,779
Pool# G08064 6.50%, 04/01/35	61,031	69,036
Pool# G01947 7.00%, 05/01/35	45,064	52,675
Pool# G08073 5.50%, 08/01/35	478,625	519,869
Pool# A37135 5.50%, 09/01/35	749,678	814,279
Pool# A47368 5.00%, 10/01/35	628,855	679,606
Pool# A38255 5.50%, 10/01/35	554,420	602,196
Pool# A38531 5.50%, 10/01/35	962,014	1,044,913
Pool# G08088 6.50%, 10/01/35	341,476	383,997
Pool# A39759 5.50%, 11/01/35	51,537	55,737
Pool# A40376 5.50%, 12/01/35	52,060	56,302
Pool# A42305 5.50%, 01/01/36	115,815	125,252
Pool# A41548 7.00%, 01/01/36	63,439	72,788
Pool# G08111 5.50%, 02/01/36	907,983	981,969
Pool# A48303 7.00%, 02/01/36	13,061	14,993
Pool# A43452 5.50%, 03/01/36	49,115	53,117
Pool# A43861 5.50%, 03/01/36	358,187	387,374
Pool# A43884 5.50%, 03/01/36	819,237	887,273
Pool# A43885 5.50%, 03/01/36	755,850	818,621
Pool# A43886 5.50%, 03/01/36	1,190,374	1,289,231
Pool# A48378 5.50%, 03/01/36	692,728	750,256
Pool# G08116 5.50%, 03/01/36	170,343	184,223
Pool# G02198 4.50%, 05/01/36	601,869	642,659
Pool# A48735 5.50%, 05/01/36	71,804	77,655
Pool# G02390 6.00%, 09/01/36	582,602	636,059
Pool# A53039 6.50%, 10/01/36	191,834	213,492
Pool# A53219 6.50%, 10/01/36	52,353	58,197
Pool# G05254 5.00%, 01/01/37	582,749	629,597
Pool# G04331 5.00%, 02/01/37	491,549	531,064
Pool# G05941 6.00%, 02/01/37	2,819,237	3,098,600
Pool# G03620 6.50%, 10/01/37	18,600	20,633
Pool# G03721 6.00%, 12/01/37	272,857	297,313
Pool# G03826 6.00%, 01/01/38	266,928	290,861
Pool# G03969 6.00%, 02/01/38	289,075	315,001
Pool# G04913 5.00%, 03/01/38	999,989	1,077,878
Pool# G05299 4.50%, 06/01/38	938,464	1,002,067
Pool# G04473 5.50%, 06/01/38	846,371	915,337
Pool# G04581 6.50%, 08/01/38	604,391	670,382
Pool# A81674 6.00%, 09/01/38	1,373,896	1,497,342
Pool# A85442 5.00%, 03/01/39	1,261,116	1,359,346
Pool# G05449 4.50%, 05/01/39	2,646,712	2,817,818
Pool# G05459 5.50%, 05/01/39	7,014,956	7,586,566
Pool# A86980 4.50%, 07/01/39	2,060,096	2,193,278
Pool# G05535 4.50%, 07/01/39	2,515,080	2,677,676
Pool# A88133 4.50%, 08/01/39	3,340,214	3,556,153
Pool# A89500 4.50%, 10/01/39	316,784	337,263
Pool# A91165 5.00%, 02/01/40	11,569,871	12,505,404
Pool# A91538 4.50%, 03/01/40	2,363,092	2,515,862
Pool# G05894 4.50%, 04/01/40	2,406,584	2,562,166

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A93996 4.50%, 09/01/40	$2,251,940	$2,398,228
Pool# A95407 4.00%, 12/01/40	1,253,481	1,310,965
Pool# A96049 4.00%, 01/01/41	3,796,024	3,970,108
Pool# A96050 4.00%, 01/01/41	3,471,742	3,630,954
Pool# A97040 4.00%, 02/01/41	1,690,984	1,768,531
Pool# G06818 4.00%, 11/01/41	383,908	401,513
Pool# G06842 4.00%, 12/01/41	232,718	243,390
Pool# Q05783 4.00%, 01/01/42	640,175	669,533
Pool# Q08977 4.00%, 06/01/42	400,084	418,494
Pool# Q11087 4.00%, 09/01/42	545,535	570,638
Pool# G07158 3.50%, 10/01/42	1,639,666	1,666,182
Pool# G07163 3.50%, 10/01/42	707,267	719,037
Pool# Q12051 3.50%, 10/01/42	595,079	604,703
Pool# C09020 3.50%, 11/01/42	1,553,273	1,578,393
Pool# G07264 3.50%, 12/01/42	1,661,051	1,687,913
Pool# Q14292 3.50%, 01/01/43	290,482	295,316
Pool# Q14881 3.50%, 01/01/43	338,914	344,395
Pool# Q15774 3.00%, 02/01/43	3,001,460	2,924,665
Pool# Q15884 3.00%, 02/01/43	1,776,124	1,730,681
Pool# Q16470 3.00%, 03/01/43	2,908,242	2,834,287
Pool# V80002 2.50%, 04/01/43	980,769	907,403
Pool# Q16915 3.00%, 04/01/43	975,337	950,535
Pool# Q18523 3.50%, 05/01/43	3,244,578	3,297,049
Pool# Q18751 3.50%, 06/01/43	3,094,721	3,144,769
Federal Home Loan Mortgage Corp. Gold Pool TBA 2.50%, 10/15/28	14,000,000	14,079,843
3.00%, 10/15/28	3,500,000	3,617,852
3.50%, 10/15/28	1,000,000	1,052,812
4.00%, 10/15/28	3,000,000	3,177,422
4.50%, 10/15/28	4,200,000	4,449,047
3.00%, 10/15/43	14,200,000	13,823,922
3.50%, 10/15/43	6,000,000	6,092,344
4.00%, 10/15/43	4,900,000	5,122,031
4.50%, 10/15/43	5,000,000	5,322,656
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.34%, 07/01/41(a)	898,698	941,432
Pool# 2B0108 2.61%, 01/01/42(a)	240,816	248,066
Pool# 2B1381 1.79%, 06/01/43(a)	87,479	88,234
Federal National Mortgage Association Pool
Pool# 822023 5.50%, 07/01/20	2,443	2,630
Pool# 826869 5.50%, 08/01/20	231,995	249,466
Pool# 835228 5.50%, 08/01/20	5,781	6,217
Pool# 825811 5.50%, 09/01/20	5,960	6,397
Pool# 832837 5.50%, 09/01/20	205,385	220,756
Pool# 839585 5.50%, 09/01/20	30,298	32,594
Pool# 811505 5.50%, 10/01/20	12,605	13,548
Pool# 829704 5.50%, 10/01/20	12,683	13,585
Pool# 838565 5.50%, 10/01/20	235,108	252,700
Pool# 838566 5.50%, 10/01/20	8,062	8,665
Pool# 840102 5.50%, 10/01/20	136,834	147,143
Pool# 841947 5.50%, 10/01/20	12,538	13,481
Pool# 843102 5.50%, 10/01/20	6,703	7,207
Pool# 839100 5.50%, 11/01/20	5,898	6,342
Pool# 840808 5.50%, 11/01/20	1,239	1,286
Pool# 847832 5.50%, 11/01/20	14,022	15,111
Pool# 847920 5.50%, 11/01/20	206,424	221,960
Pool# 830670 5.50%, 12/01/20	11,630	12,517
Pool# 866142 5.50%, 01/01/21	22,153	23,801
Pool# 788210 5.50%, 02/01/21	14,663	15,570
Pool# 837194 5.50%, 02/01/21	2,027	2,181
Pool# 867183 5.50%, 02/01/21	19,634	21,132
Pool# 811558 5.50%, 03/01/21	172,374	185,275
Pool# 870296 5.50%, 03/01/21	2,192	2,360

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 878120 5.50%, 04/01/21	$9,257	$9,959
Pool# 878121 5.50%, 04/01/21	10,019	10,798
Pool# 811559 5.50%, 05/01/21	33,440	35,970
Pool# 879115 5.50%, 05/01/21	20,828	22,378
Pool# 883922 5.50%, 05/01/21	77,715	83,718
Pool# 885440 5.50%, 05/01/21	5,090	5,486
Pool# 845489 5.50%, 06/01/21	1,848	1,987
Pool# 880950 5.50%, 07/01/21	76,990	82,789
Pool# 870092 5.50%, 08/01/21	2,630	2,833
Pool# 896599 5.50%, 08/01/21	1,385	1,491
Pool# 896605 5.50%, 08/01/21	716	771
Pool# 903350 5.00%, 10/01/21	11,716	12,472
Pool# 894126 5.50%, 10/01/21	1,948	2,098
Pool# 902789 5.50%, 11/01/21	127,015	136,984
Pool# 901509 5.00%, 12/01/21	10,603	11,323
Pool# 906708 5.00%, 12/01/21	97,001	103,323
Pool# 905586 5.50%, 12/01/21	126,673	136,471
Pool# 906205 5.50%, 01/01/22	3,939	4,250
Pool# 906317 5.50%, 01/01/22	5,747	6,200
Pool# 928106 5.50%, 02/01/22	111,823	120,549
Pool# 913889 5.50%, 03/01/22	21,349	22,779
Pool# 914385 5.50%, 03/01/22	3,200	3,451
Pool# 913323 5.50%, 04/01/22	6,569	7,086
Pool# 913331 5.50%, 05/01/22	9,076	9,786
Pool# 899438 5.50%, 06/01/22	64,766	69,858
Pool# 939673 5.50%, 06/01/22	8,895	9,565
Pool# 928711 6.00%, 09/01/22	276,813	305,475
Pool# AA2549 4.00%, 04/01/24	648,559	689,372
Pool# 934863 4.00%, 06/01/24	1,161,783	1,234,894
Pool# AC1374 4.00%, 08/01/24	635,582	677,764
Pool# AC1529 4.50%, 09/01/24	1,658,507	1,764,042
Pool# AD0244 4.50%, 10/01/24	223,612	237,841
Pool# AD4089 4.50%, 05/01/25	1,648,087	1,752,959
Pool# 890216 4.50%, 07/01/25	419,521	446,216
Pool# AB1609 4.00%, 10/01/25	857,090	911,026
Pool# AH1361 3.50%, 12/01/25	663,103	700,687
Pool# AH1518 3.50%, 12/01/25	442,953	467,783
Pool# AH2717 3.50%, 01/01/26	842,477	889,701
Pool# AH5616 3.50%, 02/01/26	2,089,623	2,206,756
Pool# AL0298 4.00%, 05/01/26	1,568,970	1,674,324
Pool# AB4277 3.00%, 01/01/27	2,032,141	2,105,410
Pool# AP4746 3.00%, 08/01/27	562,726	583,279
Pool# AP4640 3.00%, 09/01/27	239,656	248,409
Pool# AP7855 3.00%, 09/01/27	2,407,542	2,495,474
Pool# AB6886 3.00%, 11/01/27	291,191	301,872
Pool# AB6887 3.00%, 11/01/27	606,391	628,539
Pool# AQ3758 3.00%, 11/01/27	307,844	319,088
Pool# AQ4532 3.00%, 11/01/27	331,658	343,771
Pool# AQ5096 3.00%, 11/01/27	766,796	794,802
Pool# AQ7406 3.00%, 11/01/27	229,064	237,430
Pool# AQ2884 3.00%, 12/01/27	242,652	251,514
Pool# AS0487 2.50%, 09/01/28	1,010,093	1,017,550
Pool# 930998 4.50%, 04/01/29	241,541	259,817
Pool# AH1515 4.00%, 12/01/30	1,289,237	1,367,448
Pool# AD0716 6.50%, 12/01/30	4,489,399	5,026,357
Pool# AB2121 4.00%, 01/01/31	196,963	208,912
Pool# MA0641 4.00%, 02/01/31	1,097,561	1,164,143
Pool# 560868 7.50%, 02/01/31	859	1,015
Pool# 607212 7.50%, 10/01/31	31,911	37,324
Pool# MA0895 3.50%, 11/01/31	1,134,338	1,175,236
Pool# 607632 6.50%, 11/01/31	158	177
Pool# MA1029 3.50%, 04/01/32	774,700	802,389
Pool# 545556 7.00%, 04/01/32	14,409	16,734
Pool# AO2565 3.50%, 05/01/32	281,243	291,295
Pool# 545605 7.00%, 05/01/32	18,992	22,059

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AO5103 3.50%, 06/01/32	$591,012	$612,136
Pool# MA1107 3.50%, 07/01/32	104,002	107,687
Pool# 651361 7.00%, 07/01/32	12,078	14,023
Pool# AP1990 3.50%, 08/01/32	359,649	372,279
Pool# AP1997 3.50%, 08/01/32	147,364	152,585
Pool# AO7202 3.50%, 09/01/32	740,188	766,412
Pool# MA1166 3.50%, 09/01/32	616,443	638,284
Pool# 661664 7.50%, 09/01/32	19,630	23,037
Pool# AP3673 3.50%, 10/01/32	553,995	573,623
Pool# AB6962 3.50%, 11/01/32	796,221	824,431
Pool# AQ3343 3.50%, 11/01/32	536,811	555,830
Pool# 689741 5.50%, 02/01/33	53,594	58,636
Pool# 656559 6.50%, 02/01/33	104,842	117,813
Pool# 555346 5.50%, 04/01/33	190,533	208,453
Pool# 713560 5.50%, 04/01/33	16,935	18,535
Pool# 694846 6.50%, 04/01/33	25,447	28,585
Pool# 701261 7.00%, 04/01/33	1,930	2,237
Pool# AB9300 3.00%, 05/01/33	265,241	265,738
Pool# AB9402 3.00%, 05/01/33	718,072	719,418
Pool# AB9403 3.00%, 05/01/33	301,760	302,232
Pool# 555421 5.00%, 05/01/33	5,191,863	5,639,672
Pool# 555684 5.50%, 07/01/33	48,706	53,305
Pool# 720087 5.50%, 07/01/33	799,914	875,733
Pool# 728721 5.50%, 07/01/33	124,688	136,493
Pool# MA1527 3.00%, 08/01/33	2,976,991	2,982,573
Pool# 743235 5.50%, 10/01/33	94,938	103,698
Pool# 750229 6.50%, 10/01/33	64,242	72,058
Pool# 755872 5.50%, 12/01/33	805,158	879,447
Pool# 725221 5.50%, 01/01/34	22,195	24,242
Pool# 725223 5.50%, 03/01/34	2,370	2,588
Pool# 725228 6.00%, 03/01/34	1,998,494	2,205,701
Pool# 725425 5.50%, 04/01/34	1,368,485	1,494,749
Pool# 725423 5.50%, 05/01/34	120,938	132,096
Pool# 725594 5.50%, 07/01/34	536,286	585,767
Pool# 788027 6.50%, 09/01/34	87,253	98,183
Pool# 807310 7.00%, 11/01/34	12,117	13,921
Pool# 735141 5.50%, 01/01/35	1,712,014	1,869,974
Pool# 889852 5.50%, 05/01/35	46,413	50,696
Pool# 995203 5.00%, 07/01/35	4,197,455	4,563,913
Pool# 256023 6.00%, 12/01/35	1,509,558	1,656,119
Pool# 745418 5.50%, 04/01/36	315,942	344,501
Pool# 745516 5.50%, 05/01/36	178,571	194,712
Pool# 889745 5.50%, 06/01/36	23,846	26,046
Pool# 888635 5.50%, 09/01/36	570,645	623,296
Pool# 995065 5.50%, 09/01/36	970,061	1,061,462
Pool# 907252 7.00%, 12/01/36	59,901	68,209
Pool# 923834 7.00%, 04/01/37	124,558	141,423
Pool# 995024 5.50%, 08/01/37	375,303	409,930
Pool# 925172 7.00%, 08/01/37	20,687	23,505
Pool# 995050 6.00%, 09/01/37	4,052,672	4,447,489
Pool# 947831 7.00%, 10/01/37	179,617	203,931
Pool# 955194 7.00%, 11/01/37	321,441	365,090
Pool# 928940 7.00%, 12/01/37	160,413	182,165
Pool# 257137 7.00%, 03/01/38	6,210	7,054
Pool# 974965 5.00%, 04/01/38	3,169,749	3,434,596
Pool# 257409 7.00%, 10/01/38	194,563	221,038
Pool# 990810 7.00%, 10/01/38	257,575	292,611
Pool# 190396 4.50%, 06/01/39	3,234,368	3,454,836
Pool# AA9611 4.00%, 07/01/39	2,794,399	2,932,482
Pool# AA9809 4.50%, 07/01/39	5,170,966	5,523,441
Pool# AC0397 4.50%, 07/01/39	1,016,905	1,086,857
Pool# 994002 4.00%, 08/01/39	4,152,536	4,372,004
Pool# AC1454 4.00%, 08/01/39	3,408,027	3,578,562
Pool# AC9895 3.26%, 04/01/40(a)	2,692,975	2,832,275
Pool# AC9890 3.29%, 04/01/40(a)	5,166,110	5,433,001

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AD2888 4.50%, 04/01/40	$1,820,648	$1,945,320
Pool# AD7992 4.50%, 07/01/40	1,550,356	1,656,762
Pool# AB1388 4.50%, 08/01/40	2,178,489	2,328,005
Pool# AD9153 4.50%, 08/01/40	2,622,342	2,802,321
Pool# AD8536 5.00%, 08/01/40	1,279,456	1,386,360
Pool# AB1735 3.50%, 11/01/40	37,223	37,937
Pool# AE9747 4.50%, 12/01/40	2,631,716	2,811,927
Pool# 932888 3.50%, 01/01/41	505,008	515,168
Pool# 932891 3.50%, 01/01/41	81,396	82,996
Pool# AB2067 3.50%, 01/01/41	884,838	901,947
Pool# AB2068 3.50%, 01/01/41	514,787	524,661
Pool# AL0390 5.00%, 05/01/41	2,483,874	2,691,413
Pool# AB3314 4.50%, 07/01/41	4,386,849	4,688,617
Pool# AJ1249 3.31%, 09/01/41(a)	1,191,500	1,248,174
Pool# AI9851 4.50%, 09/01/41	154,789	165,727
Pool# AL0761 5.00%, 09/01/41	667,800	724,432
Pool# AJ5431 4.50%, 10/01/41	236,389	253,130
Pool# AJ4861 4.00%, 12/01/41	517,422	542,990
Pool# AK0714 2.45%, 02/01/42(a)	340,918	352,376
Pool# AO0186 4.50%, 04/01/42	391,093	418,974
Pool# AB5185 3.50%, 05/01/42	1,238,710	1,262,468
Pool# AO3575 4.50%, 05/01/42	83,175	89,091
Pool# AO4647 3.50%, 06/01/42	2,212,017	2,254,443
Pool# AB5302 4.50%, 06/01/42	177,461	190,057
Pool# AO8036 4.50%, 07/01/42	2,579,333	2,762,406
Pool# AO9697 4.50%, 07/01/42	138,710	148,338
Pool# AP1919 4.50%, 07/01/42	247,062	264,597
Pool# AB6017 3.50%, 08/01/42	2,428,682	2,475,263
Pool# AP2092 4.50%, 08/01/42	98,605	105,603
Pool# AP6579 3.50%, 09/01/42	1,970,635	2,008,431
Pool# AB6524 3.50%, 10/01/42	3,736,211	3,807,871
Pool# AB7074 3.00%, 11/01/42	1,913,236	1,871,384
Pool# AB6786 3.50%, 11/01/42	513,833	523,688
Pool# AL2677 3.50%, 11/01/42	1,937,687	1,975,154
Pool# AQ1569 3.50%, 11/01/42	1,289,270	1,313,998
Pool# AQ2432 3.00%, 12/01/42	975,529	954,189
Pool# AL3000 3.50%, 12/01/42	2,335,365	2,380,157
Pool# AR4210 3.50%, 01/01/43	467,424	476,389
Pool# AR3806 3.50%, 02/01/43	483,029	492,294
Pool# AT4982 1.94%, 04/01/43(a)	183,352	186,185
Pool# AR8213 3.50%, 04/01/43	510,576	520,528
Pool# AB9237 3.00%, 05/01/43	1,606,355	1,571,467
Pool# AB9238 3.00%, 05/01/43	2,144,713	2,098,132
Pool# AT4137 3.00%, 05/01/43	773,479	756,559
Pool# AB9362 3.50%, 05/01/43	2,659,973	2,712,237
Pool# AT2731 3.50%, 05/01/43	2,485,167	2,532,832
Pool# AT4250 2.09%, 06/01/43(a)	288,459	288,565
Pool# AT4145 3.00%, 06/01/43	610,406	597,148
Pool# AB9814 3.00%, 07/01/43	2,075,475	2,030,398
Federal National Mortgage Association Pool TBA
2.50%, 10/25/28	22,000,000	22,135,782
3.00%, 10/25/28	7,067,663	7,317,240
3.50%, 10/25/28	5,300,000	5,594,812
4.00%, 10/25/28	3,000,000	3,188,672
4.50%, 10/25/28	1,600,000	1,700,875
5.00%, 10/25/28	3,900,000	4,144,969
2.50%, 10/25/43	2,000,000	1,859,688
3.00%, 10/25/43	35,700,000	34,888,382
3.50%, 10/25/43	15,100,000	15,378,406
4.00%, 10/25/43	23,900,000	25,068,858
4.50%, 10/25/43	3,000,000	3,204,375
5.00%, 10/25/43	4,000,000	4,338,125
5.50%, 10/25/43	4,000,000	4,361,875
6.00%, 10/25/43	4,000,000	4,376,250
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	659	768

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 376510 7.00%, 05/15/24	$3,246	$3,748
Pool# 457801 7.00%, 08/15/28	6,093	7,188
Pool# 486936 6.50%, 02/15/29	3,138	3,594
Pool# 502969 6.00%, 03/15/29	9,758	10,952
Pool# 487053 7.00%, 03/15/29	4,608	5,433
Pool# 781014 6.00%, 04/15/29	9,237	10,369
Pool# 509099 7.00%, 06/15/29	4,279	5,072
Pool# 470643 7.00%, 07/15/29	16,893	20,007
Pool# 434505 7.50%, 08/15/29	206	245
Pool# 416538 7.00%, 10/15/29	910	1,071
Pool# 524269 8.00%, 11/15/29	9,053	10,980
Pool# 781124 7.00%, 12/15/29	22,575	26,665
Pool# 507396 7.50%, 09/15/30	92,292	110,961
Pool# 531352 7.50%, 09/15/30	8,994	10,824
Pool# 536334 7.50%, 10/15/30	232	280
Pool# 540659 7.00%, 01/15/31	1,059	1,259
Pool# 486019 7.50%, 01/15/31	2,328	2,806
Pool# 535388 7.50%, 01/15/31	2,427	2,925
Pool# 537406 7.50%, 02/15/31	566	673
Pool# 528589 6.50%, 03/15/31	70,924	81,756
Pool# 508473 7.50%, 04/15/31	12,931	15,433
Pool# 544470 8.00%, 04/15/31	3,882	4,743
Pool# 781287 7.00%, 05/15/31	11,522	13,513
Pool# 549742 7.00%, 07/15/31	5,900	6,982
Pool# 781319 7.00%, 07/15/31	3,625	4,303
Pool# 485879 7.00%, 08/15/31	14,953	17,784
Pool# 572554 6.50%, 09/15/31	146,941	169,260
Pool# 555125 7.00%, 09/15/31	944	1,121
Pool# 781328 7.00%, 09/15/31	11,081	12,993
Pool# 550991 6.50%, 10/15/31	2,344	2,698
Pool# 571267 7.00%, 10/15/31	1,434	1,706
Pool# 574837 7.50%, 11/15/31	2,942	3,544
Pool# 555171 6.50%, 12/15/31	1,635	1,888
Pool# 781380 7.50%, 12/15/31	3,308	3,972
Pool# 781481 7.50%, 01/15/32	16,282	19,527
Pool# 580972 6.50%, 02/15/32	2,506	2,892
Pool# 781401 7.50%, 02/15/32	8,832	10,622
Pool# 781916 6.50%, 03/15/32	191,653	219,589
Pool# 552474 7.00%, 03/15/32	9,386	11,169
Pool# 781478 7.50%, 03/15/32	6,063	7,279
Pool# 781429 8.00%, 03/15/32	10,142	12,392
Pool# 781431 7.00%, 04/15/32	40,272	47,820
Pool# 568715 7.00%, 05/15/32	51,208	61,028
Pool# 552616 7.00%, 06/15/32	51,532	61,297
Pool# 570022 7.00%, 07/15/32	50,461	59,919
Pool# 583645 8.00%, 07/15/32	7,068	8,689
Pool# 595077 6.00%, 10/15/32	18,331	20,531
Pool# 596657 7.00%, 10/15/32	5,887	6,965
Pool# 552903 6.50%, 11/15/32	252,355	291,063
Pool# 552952 6.00%, 12/15/32	21,719	24,251
Pool# 588192 6.00%, 02/15/33	13,169	14,713
Pool# 602102 6.00%, 02/15/33	19,060	21,319
Pool# 553144 5.50%, 04/15/33	93,940	103,366
Pool# 604243 6.00%, 04/15/33	43,620	48,755
Pool# 611526 6.00%, 05/15/33	26,853	30,041
Pool# 553320 6.00%, 06/15/33	68,048	76,032
Pool# 572733 6.00%, 07/15/33	10,848	12,133
Pool# 573916 6.00%, 11/15/33	42,452	47,382
Pool# 604788 6.50%, 11/15/33	191,869	220,141
Pool# 604875 6.00%, 12/15/33	97,771	109,062
Pool# 781688 6.00%, 12/15/33	107,861	120,602
Pool# 781690 6.00%, 12/15/33	43,938	49,117
Pool# 781699 7.00%, 12/15/33	17,507	20,792
Pool# 621856 6.00%, 01/15/34	41,559	46,396

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 564799 6.00%, 03/15/34	$187,361	$208,999
Pool# 630038 6.50%, 08/15/34	105,400	120,386
Pool# 781804 6.00%, 09/15/34	128,292	142,805
Pool# 781847 6.00%, 12/15/34	112,634	125,381
Pool# 486921 5.50%, 02/15/35	36,495	40,240
Pool# 781902 6.00%, 02/15/35	99,180	110,438
Pool# 781933 6.00%, 06/15/35	16,743	18,643
Pool# 649454 5.50%, 09/15/35	564,276	621,651
Pool# 649510 5.50%, 10/15/35	820,773	904,229
Pool# 649513 5.50%, 10/15/35	1,388,608	1,529,801
Pool# 652207 5.50%, 03/15/36	633,248	697,637
Pool# 652539 5.00%, 05/15/36	62,833	68,571
Pool# 655519 5.00%, 05/15/36	59,570	65,141
Pool# 606308 5.50%, 05/15/36	114,862	126,470
Pool# 606314 5.50%, 05/15/36	43,763	48,213
Pool# 657912 6.50%, 08/15/36	14,132	15,932
Pool# 697957 4.50%, 03/15/39	4,950,737	5,321,076
Pool# 704630 5.50%, 07/15/39	176,106	193,345
Pool# 722292 5.00%, 09/15/39	4,535,469	4,951,280
Pool# 782803 6.00%, 11/15/39	2,671,727	2,964,361
Pool# 733312 4.00%, 09/15/40	205,915	218,084
Pool# 742235 4.00%, 12/15/40	666,184	706,389
Pool# 690662 4.00%, 01/15/41	135,316	143,609
Pool# 719486 4.00%, 01/15/41	105,433	111,895
Pool# 742244 4.00%, 01/15/41	540,434	573,557
Pool# 753826 4.00%, 01/15/41	149,687	158,815
Pool# 755958 4.00%, 01/15/41	528,280	560,658
Pool# 755959 4.00%, 01/15/41	373,665	396,683
Pool# 759075 4.00%, 01/15/41	411,081	436,404
Pool# 757555 4.00%, 02/15/41	59,415	63,075
Pool# 757557 4.00%, 02/15/41	98,765	104,819
Pool# 759207 4.00%, 02/15/41	783,838	832,124
Pool# 738107 4.00%, 03/15/41	1,466,855	1,556,299
Pool# 778869 4.00%, 02/15/42	823,955	871,750
Pool# AD2254 3.50%, 03/15/43	261,630	269,776
Pool# AD8789 3.50%, 03/15/43	1,434,210	1,478,861
Pool# AA6403 3.00%, 05/15/43	2,219,844	2,193,483
Pool# AD2411 3.50%, 05/15/43	1,208,127	1,245,739
Government National Mortgage Association I Pool TBA
3.00%, 10/15/43	3,750,000	3,698,141
3.50%, 10/15/43	11,100,000	11,410,454
4.00%, 10/15/43	1,900,000	2,003,906
4.50%, 10/15/43	5,000,000	5,368,750
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	1,967,246	2,175,189
Pool# G24245 6.00%, 09/20/38	959,679	1,055,551
Pool# G24559 5.00%, 10/20/39	2,153,865	2,356,715
Pool# G24715 5.00%, 06/20/40	492,774	539,184
Pool# G24747 5.00%, 07/20/40	6,075,765	6,647,979
Pool# G24771 4.50%, 08/20/40	5,315,303	5,737,413
Pool# G24802 5.00%, 09/20/40	3,455,597	3,786,443
Pool# G24834 4.50%, 10/20/40	1,136,957	1,227,247
Pool# 737727 4.00%, 12/20/40	3,902,835	4,135,938
Pool# 737730 4.00%, 12/20/40	1,060,712	1,124,065
Pool# G24923 4.50%, 01/20/41	1,718,643	1,854,591
Pool# G24978 4.50%, 03/20/41	273,933	295,602
Pool# G25017 4.50%, 04/20/41	3,269,635	3,528,268
Pool# G25056 5.00%, 05/20/41	981,670	1,072,590
Pool# G25082 4.50%, 06/20/41	1,134,046	1,223,263
Pool# G25139 4.00%, 08/20/41	2,057,892	2,180,401
Pool# G25175 4.50%, 09/20/41	1,172,720	1,264,980
Pool# G2675523 3.50%, 03/20/42	889,858	919,195

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association II Pool (continued)
Pool# G25332 4.00%, 03/20/42	$1,164,195	$1,233,501
Pool# G2MA0023 4.00%, 04/20/42	2,299,013	2,435,876
Pool# G2MA0089 4.00%, 05/20/42	2,177,086	2,306,691
Pool# G2MA0392 3.50%, 09/20/42	4,512,524	4,661,296
Pool# G2MA0534 3.50%, 11/20/42	6,741,661	6,963,926
Pool# G2MA0852 3.50%, 03/20/43	3,607,214	3,726,139
Pool# G2MA0934 3.50%, 04/20/43	3,313,898	3,423,154
Pool# G2AF1001 3.50%, 06/20/43	1,588,015	1,640,369
Government National Mortgage Association II Pool TBA
3.00%, 10/15/43	26,000,000	25,709,530
3.50%, 10/15/43	7,400,000	7,632,406
4.00%, 10/15/43	1,000,000	1,058,125

Total U.S. Government Mortgage Backed Agencies (cost $632,412,826)		644,706,205

U.S. Government Sponsored & Agency Obligations 4.2%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	$695,000	$783,580
Federal Home Loan Banks 4.88%, 05/17/17(c)	1,125,000	1,279,620
5.25%, 06/05/17	7,000,000	8,056,212
5.50%, 07/15/36	1,500,000	1,781,742
Federal Home Loan Mortgage Corp. 4.38%, 07/17/15	7,214,000	7,737,509
1.75%, 09/10/15	10,900,000	11,191,181
0.88%, 03/07/18	4,000,000	3,910,050
3.75%, 03/27/19	1,870,000	2,059,441
2.38%, 01/13/22(c)	3,000,000	2,915,533
6.75%, 09/15/29(c)	557,000	755,590
6.25%, 07/15/32(c)	1,245,000	1,622,397
Federal National Mortgage Association 4.63%, 10/15/14	1,779,000	1,861,019
0.38%, 03/16/15	7,000,000	7,011,779
4.38%, 10/15/15	1,618,000	1,748,564
0.65%, 03/28/16	9,800,000	9,785,863
0.38%, 07/05/16	10,000,000	9,926,535
5.38%, 06/12/17(c)	1,995,000	2,304,270
0.88%, 12/20/17	6,000,000	5,894,594
0.88%, 05/21/18	7,310,000	7,108,330
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	24,207
Tennessee Valley Authority 6.25%, 12/15/17	50,000	60,009
4.50%, 04/01/18	4,635,000	5,218,642
4.88%, 01/15/48	500,000	506,836

Total U.S. Government Sponsored & Agency Obligations (cost $90,587,656)		93,543,503

U.S. Treasury Bonds 5.8%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.75%, 05/15/17(c)	124,000	158,759
8.13%, 08/15/19	1,900,000	2,594,094
8.50%, 02/15/20	2,138,000	3,009,235
8.00%, 11/15/21	3,710,000	5,309,358
6.25%, 08/15/23(c)	14,681,000	19,429,386
6.88%, 08/15/25	1,613,000	2,272,818
6.13%, 11/15/27	5,000,000	6,749,219
5.38%, 02/15/31(c)	4,237,000	5,403,499
4.50%, 02/15/36(c)	2,620,000	3,027,328
5.00%, 05/15/37	305,000	376,865
3.50%, 02/15/39(c)	2,285,000	2,241,085
4.25%, 05/15/39	5,595,000	6,213,947
4.50%, 08/15/39	2,380,000	2,747,412
4.38%, 11/15/39(c)	8,245,000	9,334,886
4.63%, 02/15/40	7,395,000	8,697,214
4.38%, 05/15/40(c)	2,600,000	2,941,656
3.88%, 08/15/40	1,000,000	1,041,719
4.25%, 11/15/40(c)	3,400,000	3,767,094
4.75%, 02/15/41	7,400,000	8,866,125
4.38%, 05/15/41	1,500,000	1,695,469
3.75%, 08/15/41	8,000,000	8,132,500
3.13%, 11/15/41	7,100,000	6,401,094
3.13%, 02/15/42	2,000,000	1,800,312
2.75%, 08/15/42	5,500,000	4,558,125
2.75%, 11/15/42	1,500,000	1,241,250
3.13%, 02/15/43	4,750,000	4,254,961
2.88%, 05/15/43	2,000,000	1,697,187
3.63%, 08/15/43	3,500,000	3,459,531

Total U.S. Treasury Bonds (cost $121,946,997)		127,422,128

U.S. Treasury Notes 30.3%

	Principal Amount	Market Value
U.S. Treasury Notes 0.25%, 10/31/14(c)	$17,000,000	$17,018,595
2.38%, 10/31/14(c)	20,000,000	20,481,250
0.38%, 11/15/14(c)	18,000,000	18,045,000
2.13%, 11/30/14(c)	5,230,000	5,349,309
0.13%, 12/31/14(c)	10,000,000	9,995,312
0.25%, 01/31/15(c)	12,000,000	12,011,250
0.25%, 02/15/15(c)	16,500,000	16,512,890
4.00%, 02/15/15	3,250,000	3,418,594

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
2.38%, 02/28/15(c)	$18,225,000	$18,780,294
0.13%, 04/30/15(c)	10,000,000	9,981,250
2.50%, 04/30/15	17,475,000	18,097,547
0.25%, 05/15/15	7,000,000	6,998,907
4.13%, 05/15/15	1,748,000	1,857,523
0.25%, 05/31/15	10,000,000	9,998,438
2.13%, 05/31/15	10,000,000	10,309,375
1.75%, 07/31/15	10,860,000	11,146,771
0.38%, 08/31/15	17,000,000	17,018,595
1.25%, 08/31/15(c)	14,800,000	15,063,625
1.25%, 09/30/15(c)	6,700,000	6,823,531
4.50%, 11/15/15(c)	6,372,000	6,929,550
1.38%, 11/30/15(c)	7,000,000	7,149,843
2.00%, 01/31/16(c)	10,000,000	10,367,188
2.13%, 02/29/16(c)	3,500,000	3,642,188
2.38%, 03/31/16(c)	2,000,000	2,095,000
2.00%, 04/30/16(c)	9,000,000	9,347,344
1.75%, 05/31/16(c)	12,000,000	12,386,250
3.25%, 06/30/16(c)	6,135,000	6,585,539
1.00%, 08/31/16	15,000,000	15,159,375
3.00%, 08/31/16	14,000,000	14,958,125
1.00%, 09/30/16(c)	4,000,000	4,041,250
3.00%, 09/30/16	2,460,000	2,630,662
0.88%, 11/30/16(c)	7,000,000	7,031,718
0.88%, 12/31/16(c)	7,500,000	7,525,781
3.25%, 12/31/16(c)	12,650,000	13,660,024
0.88%, 01/31/17	4,000,000	4,009,375
4.63%, 02/15/17(c)	6,365,000	7,170,570
0.88%, 02/28/17(c)	28,500,000	28,540,077
3.00%, 02/28/17(c)	2,475,000	2,656,371
1.00%, 03/31/17(c)	6,000,000	6,027,187
0.88%, 04/30/17(c)	2,000,000	1,998,438
4.50%, 05/15/17	5,775,000	6,514,020
0.75%, 06/30/17(c)	23,000,000	22,816,718
2.50%, 06/30/17(c)	3,530,000	3,731,872
0.50%, 07/31/17	8,000,000	7,850,000
1.88%, 08/31/17	5,000,000	5,162,500
0.75%, 10/31/17	12,000,000	11,835,000
4.25%, 11/15/17(c)	3,710,000	4,183,604
0.63%, 11/30/17	5,000,000	4,897,656
2.25%, 11/30/17	4,400,000	4,601,437
0.88%, 01/31/18	7,000,000	6,908,125
0.75%, 02/28/18	2,500,000	2,451,172
0.75%, 03/31/18	8,600,000	8,417,250
2.38%, 05/31/18	8,000,000	8,395,000
1.50%, 08/31/18(c)	4,500,000	4,529,531
1.38%, 09/30/18	13,000,000	12,989,844
1.38%, 11/30/18(c)	5,000,000	4,984,375
1.38%, 12/31/18(c)	8,000,000	7,960,000
3.63%, 08/15/19(c)	26,080,000	28,948,800
1.00%, 08/31/19(c)	9,000,000	8,635,781
3.38%, 11/15/19	5,360,000	5,879,250
1.38%, 01/31/20	2,000,000	1,944,062
3.63%, 02/15/20(c)	7,480,000	8,309,812
1.25%, 02/29/20(c)	9,700,000	9,336,250
1.13%, 03/31/20(c)	5,000,000	4,764,844
3.50%, 05/15/20(c)	19,400,000	21,391,530
1.38%, 05/31/20	3,500,000	3,376,953
1.88%, 06/30/20	3,000,000	2,985,938
2.00%, 07/31/20	7,000,000	7,016,407
2.25%, 08/31/20	3,000,000	3,026,250
3.13%, 05/15/21	5,000,000	5,343,750
2.13%, 08/15/21	1,500,000	1,487,813
1.75%, 05/15/22(c)	4,000,000	3,788,125
1.63%, 08/15/22(c)	3,000,000	2,794,688
1.63%, 11/15/22(c)	6,800,000	6,295,312
2.00%, 02/15/23	4,000,000	3,810,000
1.75%, 05/15/23	6,000,000	5,559,375

Total U.S. Treasury Notes (cost $655,850,098)		665,742,955

Yankee Dollars 0.4%

	Principal Amount	Market Value
Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	$50,000	$46,467
6.13%, 01/15/41	150,000	161,528
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	136,579

		344,574

Commercial Banks 0.0%†
Westpac Banking Corp., 4.63%, 06/01/18	147,000	159,570

Electric Utilities 0.0%†
Hydro Quebec 8.40%, 01/15/22	220,000	295,088
8.88%, 03/01/26	156,000	230,849

		525,937

Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	74,000	80,182

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	559,178
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	829,697

		1,388,875

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	96,458
Teck Resources Ltd., 3.85%, 08/15/17	100,000	104,487
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	166,583

		367,528

Oil, Gas & Consumable Fuels 0.2%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	293,681
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	414,572
Encana Corp., 6.50%, 08/15/34	350,000	379,715
Nexen, Inc. 5.88%, 03/10/35	133,000	138,154
6.40%, 05/15/37	350,000	385,287
Noble Holding International Ltd., 4.63%, 03/01/21	300,000	308,091
Petro-Canada, 5.95%, 05/15/35	271,000	297,821

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

Yankee Dollars (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Statoil ASA, 6.80%, 01/15/28	$350,000	$444,051
Suncor Energy, Inc. 6.10%, 06/01/18	805,000	944,057
6.50%, 06/15/38	500,000	582,601
Talisman Energy, Inc. 7.25%, 10/15/27	133,000	153,887
5.75%, 05/15/35	350,000	336,470

		4,678,387

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	242,000	309,758
6.20%, 06/01/36	236,000	286,030

		595,788

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	413,000	546,037

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	107,970

Total Yankee Dollars (cost $8,008,347)		8,794,848

Mutual Fund 11.6%

	Shares	Market Value
Money Market Fund 11.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(g)	254,721,530	$254,721,530

Total Mutual Fund (cost $254,721,530)		254,721,530

Repurchase Agreements 1.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $12,000,020, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $12,240,027.(h)	$12,000,000	12,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $18,869,382, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $19,246,765.(h)	18,869,330	18,869,330

Total Repurchase Agreements (cost $30,869,330)		30,869,330

Total Investments (cost $2,416,123,761)(i) — 112.2%		2,466,311,282

Liabilities in excess of other assets — (12.2)%		(267,549,922)

NET ASSETS — 100.0%		$2,198,761,360

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2013 was $4,698,220 which represents 0.21% of net assets.
(c)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $473,420,383, which was collateralized by repurchase agreements with a value of $30,869,330 and $453,478,658 of collateral in the form of U.S. Government Agency and Treasury Securities, interest rates ranging from 0.00% - 23.09%, and maturity dates ranging from 10/01/13 - 07/20/63, a total value of $484,347,988.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date reflects the next call date.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2013.
(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of September 30, 2013.
(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $30,869,330.
(i)	At September 30, 2013, the tax basis cost of the Fund’s investments was $2,417,406,440, tax unrealized appreciation and depreciation were $73,125,499 and $(24,220,657), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$8,299,586	$—	$8,299,586
Commercial Mortgage Backed Securities	—	36,718,441	—	36,718,441
Corporate Bonds	—	513,724,489	—	513,724,489
Municipal Bonds	—	19,108,395	—	19,108,395
Mutual Fund	254,721,530	—	—	254,721,530
Repurchase Agreements	—	30,869,330	—	30,869,330
Sovereign Bonds	—	62,659,872	—	62,659,872
U.S. Government Mortgage Backed Agencies	—	644,706,205	—	644,706,205
U.S. Government Sponsored & Agency Obligations	—	93,543,503	—	93,543,503
U.S. Treasury Bonds	—	127,422,128	—	127,422,128
U.S. Treasury Notes	—	665,742,955	—	665,742,955
Yankee Dollars	—	8,794,848	—	8,794,848

Total	$254,721,530	$2,211,589,752	$—	$2,466,311,282

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Cardinal Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	697,234	$7,955,445
NVIT Multi-Manager International Value Fund, Class Y(a)	827,082	9,073,087
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	859,642	10,229,744
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	1,136,246	12,498,702
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	312,594	3,994,955
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	368,674	4,553,120
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	77,228	1,709,051
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	189,079	2,851,311
NVIT Multi-Manager Small Company Fund, Class Y(a)	44,999	1,142,075

Total Equity Funds (cost $46,933,237)		54,007,490

Fixed Income Funds 5.1%
NVIT Core Bond Fund, Class Y(a)	130,983	1,432,956
NVIT Core Plus Bond Fund, Class Y(a)	126,363	1,431,693

Total Fixed Income Funds (cost $2,907,202)		2,864,649

Total Mutual Funds (cost $49,840,439)		56,872,139

Total Investments (cost $49,840,439)(b) — 100.1%		56,872,139
Liabilities in excess of other assets — (0.1)%		(30,685)

NET ASSETS — 100.0%		$56,841,454

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $49,965,482, tax unrealized appreciation and depreciation were $6,949,958 and $(43,301), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Cardinal Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Cardinal Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 51.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	10,643,566	$121,443,088
NVIT Multi-Manager International Value Fund, Class Y(a)	13,118,911	143,914,457
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	18,849,307	224,306,750
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	25,491,323	280,404,556
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	5,004,370	63,955,849
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	8,282,564	102,289,667
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,078,542	23,868,123
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	2,820,691	42,536,018
NVIT Multi-Manager Small Company Fund, Class Y(a)	873,993	22,181,940

Total Equity Funds (cost $811,050,116)		1,024,900,448

Fixed Income Funds 48.9%
NVIT Core Bond Fund, Class Y(a)	24,917,688	272,599,509
NVIT Core Plus Bond Fund, Class Y(a)	24,082,529	272,855,051
NVIT Short Term Bond Fund, Class Y(a)	41,140,404	434,031,258

Total Fixed Income Funds (cost $973,724,025)		979,485,818

Total Mutual Funds (cost $1,784,774,141)		2,004,386,266

Total Investments (cost $1,784,774,141)(b) — 100.0%		2,004,386,266
Liabilities in excess of other assets — 0.0%†		(638,217)

NET ASSETS — 100.0%		$2,003,748,049

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $1,785,532,148, tax unrealized appreciation and depreciation were $219,295,076 and $(440,958), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Cardinal Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 71.8%
NVIT Multi-Manager International Growth Fund, Class Y(a)	22,258,727	$253,972,075
NVIT Multi-Manager International Value Fund, Class Y(a)	28,503,320	312,681,420
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	35,821,013	426,270,051
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	45,475,405	500,229,456
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	9,474,517	121,084,331
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	16,308,691	201,412,332
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	2,944,865	65,169,862
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	5,950,768	89,737,578
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,229,233	31,197,930

Total Equity Funds (cost $1,604,920,896)		2,001,755,035

Fixed Income Funds 28.2%
NVIT Core Bond Fund, Class Y(a)	23,952,570	262,041,114
NVIT Core Plus Bond Fund, Class Y(a)	23,128,077	262,041,113
NVIT Short Term Bond Fund, Class Y(a)	24,838,020	262,041,114

Total Fixed Income Funds (cost $782,568,395)		786,123,341

Total Mutual Funds (cost $2,387,489,291)		2,787,878,376

Total Investments (cost $2,387,489,291)(b) — 100.0%		2,787,878,376
Liabilities in excess of other assets — 0.0%†		(837,550)

NET ASSETS — 100.0%		$2,787,040,826

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $2,389,050,409, tax unrealized appreciation and depreciation were $400,467,651 and $(1,639,684), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Cardinal Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 20.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,351,765	$15,423,644
NVIT Multi-Manager International Value Fund, Class Y(a)	2,109,636	23,142,711
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	3,242,088	38,580,845
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	4,910,816	54,018,978
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	603,544	7,713,287
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,248,878	15,423,644

Total Equity Funds (cost $127,720,884)		154,303,109

Fixed Income Funds 78.0%
NVIT Core Bond Fund, Class Y(a)	14,110,315	154,366,846
NVIT Core Plus Bond Fund, Class Y(a)	13,624,611	154,366,846
NVIT Short Term Bond Fund, Class Y(a)	27,814,809	293,446,233

Total Fixed Income Funds (cost $604,344,334)		602,179,925

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	15,423,644	15,423,644

Total Money Market Fund (cost $15,423,644)		15,423,644

Total Mutual Funds (cost $747,488,862)		771,906,678

Total Investments (cost $747,488,862)(c) — 100.0%		771,906,678
Liabilities in excess of other assets — 0.0%†		(249,536)

NET ASSETS — 100.0%		$771,657,142

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	At September 30, 2013, the tax basis cost of the Fund’s investments was $747,662,919, tax unrealized appreciation and depreciation were $27,836,511 and $(3,592,752), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Cardinal Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Mutual Funds 99.1%

	Shares	Market Value
Equity Funds 48.3%
NVIT Multi-Manager International Growth Fund, Class Y(a)	260,987	$2,977,856
NVIT Multi-Manager International Value Fund, Class Y(a)	316,977	3,477,243
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	453,925	5,401,706
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	613,635	6,749,985
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	117,787	1,505,319
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	196,538	2,427,244
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	23,022	509,483
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	65,481	987,450
NVIT Multi-Manager Small Company Fund, Class Y(a)	19,833	503,350

Total Equity Funds (cost $24,544,848)		24,539,636

Fixed Income Funds 46.6%
NVIT Core Bond Fund, Class Y(a)	604,425	6,612,414
NVIT Core Plus Bond Fund, Class Y(a)	584,124	6,618,128
NVIT Short Term Bond Fund, Class Y(a)	987,569	10,418,854

Total Fixed Income Funds (cost $23,837,455)		23,649,396

Money Market Fund 4.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(b)	2,109,314	2,109,314

Total Money Market Fund (cost $2,109,314)		2,109,314

Total Mutual Funds (cost $50,491,617)		50,298,346

Total Investments (cost $50,491,617)(c) — 99.1%		50,298,346
Other assets in excess of liabilities — 0.9%		433,721

NET ASSETS — 100.0%		$50,732,067

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	At September 30, 2013, the tax basis cost of the Fund’s investments was $50,491,617, tax unrealized appreciation and depreciation were $327,783 and $(521,054), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

At September 30, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
25	Mini MSCI EAFE	12/20/13	$2,269,000	$27,620
6	Russell 2000 Mini Future	12/20/13	642,840	9,598
48	S&P 500 E-Mini	12/20/13	4,018,320	(25,856)
12	S&P MID 400 E-Mini	12/20/13	1,488,720	12,363

			$8,418,880	$23,725

At September 30, 2013, the Fund has $408,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to equities above or below the baseline target equity exposure of 45%. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$49,581

Total		$49,581

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(25,856)

Total		$(25,856)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2013 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Mutual Funds 98.9%

	Shares	Market Value
Equity Funds 58.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	615,764	$7,025,871
NVIT Multi-Manager International Value Fund, Class Y(a)	824,326	9,042,858
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	1,082,255	12,878,839
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	1,412,094	15,533,038
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	316,611	4,046,283
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	475,142	5,868,007
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	46,329	1,025,269
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	197,756	2,982,158
NVIT Multi-Manager Small Company Fund, Class Y(a)	39,918	1,013,113

Total Equity Funds (cost $59,581,135)		59,415,436

Fixed Income Funds 37.4%
NVIT Core Bond Fund, Class Y(a)	1,049,105	11,477,209
NVIT Core Plus Bond Fund, Class Y(a)	1,013,785	11,486,190
NVIT Short Term Bond Fund, Class Y(a)	1,452,565	15,324,562

Total Fixed Income Funds (cost $38,580,637)		38,287,961

Money Market Fund 3.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(b)	3,561,024	3,561,024

Total Money Market Fund (cost $3,561,024)		3,561,024

Total Mutual Funds (cost $101,722,796)		101,264,421

Total Investments (cost $101,722,796)(c) — 98.9%		101,264,421
Other assets in excess of liabilities — 1.1%		1,111,078

NET ASSETS — 100.0%		$102,375,499

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	At September 30, 2013, the tax basis cost of the Fund’s investments was $101,722,796, tax unrealized appreciation and depreciation were $788,935 and $(1,247,310), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT CardinalSM Managed Growth Fund

At September 30, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
66	Mini MSCI EAFE	12/20/13	$5,990,160	$67,952
19	Russell 2000 Mini Future	12/20/13	2,035,660	27,947
124	S&P 500 E-Mini	12/20/13	10,380,660	(83,280)
31	S&P MID 400 E-Mini	12/20/13	3,845,860	22,657

			$22,252,340	$35,276

At September 30, 2013, the Fund has $1,114,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT CardinalSM Managed Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT CardinalSM Managed Growth Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to equities above or below the baseline target equity exposure of 55%. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$118,556

Total		$118,556

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(83,280)

Total		$(83,280)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Cardinal Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 60.5%
NVIT Multi-Manager International Growth Fund, Class Y(a)	17,506,040	$199,743,917
NVIT Multi-Manager International Value Fund, Class Y(a)	23,527,831	258,100,308
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	30,668,583	364,956,142
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	40,198,689	442,185,579
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	9,074,887	115,977,058
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	13,532,028	167,120,544
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,375,757	30,445,493
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	5,760,545	86,869,019
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,189,939	30,200,654

Total Equity Funds (cost $1,351,172,687)		1,695,598,714

Fixed Income Funds 39.5%
NVIT Core Bond Fund, Class Y(a)	30,341,253	331,933,309
NVIT Core Plus Bond Fund, Class Y(a)	29,245,166	331,347,734
NVIT Short Term Bond Fund, Class Y(a)	42,116,836	444,332,620

Total Fixed Income Funds (cost $1,105,108,879)		1,107,613,663

Total Mutual Funds (cost $2,456,281,566)		2,803,212,377

Total Investments (cost $2,456,281,566)(b) — 100.0%		2,803,212,377
Liabilities in excess of other assets — 0.0%†		(838,229)

NET ASSETS — 100.0%		$2,802,374,148

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $2,456,978,551, tax unrealized appreciation and depreciation were $349,013,222 and $(2,779,396), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Cardinal Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 80.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,744,483	$54,134,556
NVIT Multi-Manager International Value Fund, Class Y(a)	5,345,706	58,642,395
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,064,362	72,165,913
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	7,753,672	85,290,396
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,766,798	22,579,682
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,551,300	31,508,560
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	409,226	9,056,165
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,198,398	18,071,843
NVIT Multi-Manager Small Company Fund, Class Y(a)	356,823	9,056,165

Total Equity Funds (cost $279,247,792)		360,505,675

Fixed Income Funds 20.0%
NVIT Core Bond Fund, Class Y(a)	3,094,084	33,849,280
NVIT Core Plus Bond Fund, Class Y(a)	2,987,580	33,849,280
NVIT Short Term Bond Fund, Class Y(a)	2,140,254	22,579,682

Total Fixed Income Funds (cost $89,908,355)		90,278,242

Total Mutual Funds (cost $369,156,147)		450,783,917

Total Investments (cost $369,156,147)(b) — 100.0%		450,783,917
Liabilities in excess of other assets — 0.0%†		(154,576)

NET ASSETS — 100.0%		$450,629,341

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $369,769,202, tax unrealized appreciation and depreciation were $81,166,485 and $(151,770), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 40.6%
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,964,972	$33,830,331
NVIT Multi-Manager International Value Fund, Class Y(a)	4,544,160	49,849,440
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,215,156	73,960,351
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	9,555,604	105,111,641
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,333,126	17,037,349
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,674,283	33,027,392
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	577,714	8,711,923
NVIT Multi-Manager Small Company Fund, Class Y(a)	343,363	8,714,555

Total Equity Funds (cost $265,324,278)		330,242,982

Fixed Income Funds 59.4%
NVIT Core Bond Fund, Class Y(a)	12,093,707	132,305,153
NVIT Core Plus Bond Fund, Class Y(a)	11,677,419	132,305,154
NVIT Short Term Bond Fund, Class Y(a)	20,626,943	217,614,244

Total Fixed Income Funds (cost $481,356,170)		482,224,551

Total Mutual Funds (cost $746,680,448)		812,467,533

Total Investments (cost $746,680,448)(b) — 100.0%		812,467,533
Liabilities in excess of other assets — 0.0%†		(261,976)

NET ASSETS — 100.0%		$812,205,557

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $746,709,555, tax unrealized appreciation and depreciation were $66,857,942 and $(1,099,964), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 1.3%

	Principal Amount	Market Value
Automobiles 0.1%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19(a)	$2,000,000	$2,021,996

Other 1.2%
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 1.79%, 05/15/46(a)	6,000,000	5,873,832
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1.02%, 08/25/34(b)	10,032,551	9,944,148

		15,817,980

Total Asset-Backed Securities (cost $17,535,838)		17,839,976

Collateralized Mortgage Obligations 7.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS
Series 2653, Class C, 3.88%, 06/15/23	6,186,897	6,493,112
Series 3451, Class VB, 5.00%, 05/15/28	5,212,961	5,341,158
Series 3036, Class TM, 4.50%, 12/15/34	4,830,958	5,086,130
Series 3189, Class PC, 6.00%, 08/15/35	4,378,626	4,561,038
Series 3665, Class KA, 3.00%, 05/15/36	4,362,882	4,502,108
Series 3540, Class LN, 4.50%, 04/15/38	5,990,976	6,338,344
Federal National Mortgage Association REMICS
Series 2008-55, Class VB, 5.00%, 02/25/27	5,717,657	5,780,692
Series 2010-86, Class VB, 3.00%, 05/25/28	5,871,814	6,030,942
Series 2005-53, Class MH, 5.50%, 03/25/34	3,102,901	3,219,428
Series 2007-74, Class QC, 6.00%, 02/25/36	1,034,849	1,039,451
Series 2007-6, Class PA, 5.50%, 02/25/37	1,956,313	2,127,858
Series 2010-122, Class TG, 3.00%, 04/25/39	5,163,265	5,306,161
Series 2009-78, Class BM, 4.00%, 06/25/39	3,197,372	3,357,677
Government National Mortgage Association
Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,601,524
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,358,970
Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	12,985,654
Series 2010-112, Class QM, 2.50%, 09/20/39	5,024,524	5,036,405
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 1.12%, 11/25/34(b)	1,731,075	1,587,045

Total Collateralized Mortgage Obligations (cost $101,658,466)		103,753,697

Commercial Mortgage Backed Securities 3.9%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Class AM, 4.91%, 07/10/43(b)	700,000	734,700
Series 2005-6, Class AJ, 5.36%, 09/10/47(b)	730,000	778,911
Series 2005-6, Class A4, 5.36%, 09/10/47(b)	2,500,000	2,673,514
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A6, 4.75%, 02/13/46(b)	951,145	977,438
Series 2005-T18, Class A4, 4.93%, 02/13/42(b)	1,634,904	1,703,077
Series 2006-T22, Class AM, 5.76%, 04/12/38(b)	500,000	539,020
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.88%, 12/10/49(b)	2,000,000	2,075,063
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	2,319,417	2,444,671
Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)	2,250,000	2,508,760
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4, 5.44%, 03/10/39	8,000,000	8,870,526
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	800,504
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6, 5.40%, 08/10/38(b)(c)	1,392,020	1,423,906
Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,000,000	2,207,080
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,189,794
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM, 5.00%, 10/15/42(b)	1,000,000	1,063,874
Series 2006-LDP6, Class A4, 5.47%, 04/15/43(b)	1,305,015	1,417,229

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4, 4.37%, 03/15/36	$1,114,030	$1,124,422
Series 2004-C4, Class A3, 5.56%, 06/15/29(b)	53,269	53,248
Series 2005-C1, Class AJ, 4.81%, 02/15/40	2,200,000	2,232,801
Series 2005-C7, Class AJ, 5.32%, 11/15/40(b)	1,500,000	1,581,101
Series 2008-C1, Class A2, 6.32%, 04/15/41(b)	1,500,000	1,733,975
Morgan Stanley Capital I
Series 2005-T19, Class AJ, 4.98%, 06/12/47(b)	1,000,000	1,045,739
Series 2006-T21, Class A4, 5.16%, 10/12/52(b)	2,500,000	2,677,684
Series 2006-T23, Class AM, 5.99%, 08/12/41(b)	1,479,000	1,617,710
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,129,685
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	2,500,000	2,639,630
Series 2011-C1, Class A4, 5.03%, 09/15/47(a)(b)	3,000,000	3,348,968

Total Commercial Mortgage Backed Securities (cost $48,958,384)		51,593,030

Corporate Bonds 58.7%

	Principal Amount	Market Value
Aerospace & Defense 0.9%
L-3 Communications Corp., 5.20%, 10/15/19	$5,000,000	$5,455,398
Northrop Grumman Corp., 5.05%, 08/01/19	6,000,000	6,751,468

		12,206,866

Airlines 0.8%
British Airways PLC, 4.63%, 06/20/24(a)	9,500,000	9,639,482
Continental Airlines Pass-Through Trust, Series 2002-2, Class A-1, 7.71%, 04/02/21	300,830	337,681

		9,977,163

Beverages 1.1%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19	1,500,000	1,892,376
6.88%, 11/15/19	1,500,000	1,862,197
Molson Coors Brewing Co., 3.50%, 05/01/22(c)	10,500,000	10,455,700

		14,210,273

Biotechnology 1.2%
Biogen Idec, Inc., 6.88%, 03/01/18	8,000,000	9,518,785
Celgene Corp., 3.25%, 08/15/22	7,000,000	6,632,592

		16,151,377

Capital Markets 1.2%
FMR LLC
7.49%, 06/15/19(a)	3,250,000	3,931,140
6.50%, 12/14/40(a)	3,000,000	3,447,098
5.15%, 02/01/43(a)	3,000,000	2,914,532
Morgan Stanley
5.75%, 01/25/21	2,000,000	2,225,578
5.50%, 07/28/21	3,000,000	3,283,149

		15,801,497

Chemicals 2.6%
Agrium, Inc., 6.75%, 01/15/19	7,173,000	8,477,248
Airgas, Inc., 4.50%, 09/15/14	1,000,000	1,035,840
CF Industries, Inc.
7.13%, 05/01/20	5,000,000	5,868,750
3.45%, 06/01/23	8,000,000	7,426,294
Cytec Industries, Inc., 3.50%, 04/01/23	5,000,000	4,677,028
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	5,000,000	5,936,137
7.30%, 01/15/28	1,205,000	1,451,312

		34,872,609

Commercial Banks 10.8%
Bank of America NA, 6.10%, 06/15/17	11,800,000	13,233,470
CoBank, ACB, 7.88%, 04/16/18(a)	15,685,000	18,933,547
Fifth Third Bancorp, 4.50%, 06/01/18	6,350,000	6,864,199
HSBC Bank USA NA
6.00%, 08/09/17	3,000,000	3,417,161
4.88%, 08/24/20	3,000,000	3,228,241
HSBC Holdings PLC, 6.80%, 06/01/38	2,750,000	3,248,831
Huntington Bancshares, Inc.
2.60%, 08/02/18	15,000,000	14,951,464
7.00%, 12/15/20	2,500,000	2,950,039
ING Bank NV, 5.13%, 05/01/15(a)	14,300,000	14,704,836
JPMorgan Chase Bank NA, 6.00%, 10/01/17	8,350,000	9,535,882
Nordea Bank AB, 4.88%, 05/13/21(a)	4,350,000	4,508,640
Sovereign Bank, 8.75%, 05/30/18	7,500,000	8,908,084
Standard Chartered Bank, 6.40%, 09/26/17(a)	11,900,000	13,642,510
SunTrust Bank
0.55%, 08/24/15(b)	5,000,000	4,950,828
5.20%, 01/17/17	5,000,000	5,377,353
Union Bank NA, 2.63%, 09/26/18(c)	15,000,000	15,248,391

		143,703,476

Communications Equipment 0.1%
Cisco Systems, Inc., 5.50%, 01/15/40	1,500,000	1,671,901

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Computers & Peripherals 0.2%
Hewlett-Packard Co., 4.65%, 12/09/21(c)	$2,500,000	$2,453,621

Consumer Finance 2.2%
American Honda Finance Corp. 2.50%, 09/21/15(a)	3,000,000	3,093,497
7.63%, 10/01/18(a)	4,000,000	4,997,119
Hyundai Capital America, 2.88%, 08/09/18(a)(c)	5,000,000	5,007,452
Student Loan Marketing Association, 0.00%, 10/03/22	14,956,000	11,168,167
Toyota Motor Credit Corp. 4.50%, 06/17/20	3,250,000	3,573,256
3.40%, 09/15/21	2,000,000	2,021,233

		29,860,724

Diversified Financial Services 2.6%
General Electric Capital Corp. 6.00%, 08/07/19	2,000,000	2,332,026
5.30%, 02/11/21	6,000,000	6,525,469
4.65%, 10/17/21	5,000,000	5,350,155
5.40%, 05/15/22	1,125,000	1,200,142
Hyundai Capital Services, Inc., 3.50%, 09/13/17(a)	13,740,000	14,278,608
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(d)	1,000,000	1,087,500
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,431,630

		34,205,530

Diversified Telecommunication Services 1.8%
AT&T, Inc., 5.50%, 02/01/18	10,000,000	11,332,118
Verizon Communications, Inc. 5.50%, 02/15/18(c)	3,000,000	3,395,057
5.15%, 09/15/23	9,000,000	9,646,076

		24,373,251

Electric Utilities 1.6%
Exelon Generation Co. LLC, 4.25%, 06/15/22	5,000,000	4,950,542
Integrys Energy Group, Inc., 4.17%, 11/01/20	2,000,000	2,092,616
ITC Holdings Corp., 6.05%, 01/31/18(a)	4,150,000	4,713,120
Oncor Electric Delivery Co. LLC, 6.80%, 09/01/18	2,000,000	2,390,866
PPL Capital Funding, Inc., 4.20%, 06/15/22	7,000,000	6,990,925

		21,138,069

Electronic Equipment, Instruments & Components 0.8%
Koninklijke Philips Electronics NV, 3.75%, 03/15/22	10,000,000	9,965,975

Energy Equipment & Services 0.4%
Weatherford International Ltd. 6.00%, 03/15/18	1,000,000	1,123,578
4.50%, 04/15/22	3,000,000	2,969,128
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,656,904

		5,749,610

Food & Staples Retailing 1.4%
CVS Pass-Through Trust 6.04%, 12/10/28	3,267,857	3,598,244
6.94%, 01/10/30	12,378,959	14,728,691

		18,326,935

Food Products 0.7%
Kraft Foods Group, Inc., 3.50%, 06/06/22	10,000,000	9,913,022

Gas Utilities 4.2%
DCP Midstream Operating LP, 3.88%, 03/15/23	5,000,000	4,563,664
Enbridge Energy Partners LP 5.20%, 03/15/20	4,500,000	4,868,735
4.20%, 09/15/21(c)	10,450,000	10,571,592
Energy Transfer Partners LP 9.70%, 03/15/19	4,250,000	5,504,996
6.50%, 02/01/42	2,000,000	2,109,005
Kinder Morgan Energy Partners LP, 2.65%, 02/01/19	4,000,000	3,962,318
Spectra Energy Partners LP, 4.75%, 03/15/24	15,000,000	15,414,249
Sunoco Logistics Partners Operations LP 8.75%, 02/15/14	1,000,000	1,027,671
5.50%, 02/15/20	5,000,000	5,456,583
4.65%, 02/15/22	3,000,000	3,092,728

		56,571,541

Health Care Providers & Services 1.4%
Dignity Health, 3.13%, 11/01/22	6,000,000	5,544,118
Express Scripts Holding Co., 4.75%, 11/15/21	5,000,000	5,355,146
Hospira, Inc., 6.05%, 03/30/17	6,784,000	7,450,549

		18,349,813

Insurance 2.8%
Aflac, Inc., 3.63%, 06/15/23	11,000,000	10,768,244
Liberty Mutual Group, Inc., 4.95%, 05/01/22(a)	8,000,000	8,260,906
MetLife Institutional Funding II, 1.63%, 04/02/15(a)	5,000,000	5,063,694
MetLife, Inc., 6.75%, 06/01/16	4,000,000	4,581,569
Prudential Financial, Inc. 4.75%, 09/17/15	3,000,000	3,221,094
6.00%, 12/01/17	5,000,000	5,796,428

		37,691,935

Media 1.9%
NBCUniversal Enterprise, Inc., 1.97%, 04/15/19(a)	8,000,000	7,779,143
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,306,222
Time Warner Cable, Inc. 6.75%, 07/01/18	3,250,000	3,624,850
4.00%, 09/01/21	5,500,000	5,138,160
Viacom, Inc., 4.25%, 09/01/23	4,500,000	4,493,530

		25,341,905

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining 3.0%
Barrick Gold Corp. 2.50%, 05/01/18	$6,500,000	$6,189,495
4.10%, 05/01/23	5,000,000	4,409,754
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	8,000,000	8,054,689
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 03/15/23 (a)	8,000,000	7,398,507
5.45%, 03/15/43 (a)	1,000,000	897,430
Newcrest Finance Pty Ltd., 4.20%, 10/01/22(a)	10,000,000	8,298,467
Xstrata (Canada) Financial Corp., 4.95%, 11/15/21(a)(c)	2,000,000	1,970,079
Xstrata Finance (Canada) Ltd., 5.80%, 11/15/16(a)	2,148,000	2,346,745

		39,565,166

Office Electronics 0.9%
Xerox Corp. 1.08%, 05/16/14(b)	7,500,000	7,511,048
6.35%, 05/15/18(c)	3,500,000	4,022,775

		11,533,823

Oil, Gas & Consumable Fuels 7.2%
BP AMI Leasing, Inc., 5.52%, 05/08/19(a)	3,000,000	3,420,169
BP Capital Markets PLC 2.24%, 09/26/18	10,000,000	10,018,553
3.56%, 11/01/21	8,000,000	7,996,364
Devon Energy Corp. 4.00%, 07/15/21	7,210,000	7,356,158
3.25%, 05/15/22	4,500,000	4,304,353
Global Marine, Inc., 7.00%, 06/01/28	1,000,000	1,059,614
Murphy Oil Corp. 2.50%, 12/01/17	10,500,000	10,453,969
3.70%, 12/01/22	9,500,000	8,841,111
Noble Holding International Ltd., 3.95%, 03/15/22(c)	5,000,000	4,836,637
Petroleos Mexicanos, 3.50%, 01/30/23	5,000,000	4,628,554
Pride International, Inc., 6.88%, 08/15/20	2,500,000	2,991,154
Rowan Cos., Inc. 5.00%, 09/01/17	6,280,000	6,834,135
4.88%, 06/01/22	2,830,000	2,901,743
Transocean, Inc. 7.38%, 04/15/18	5,500,000	6,446,192
6.50%, 11/15/20	3,000,000	3,342,958
6.38%, 12/15/21	8,000,000	8,886,802
7.35%, 12/15/41	1,000,000	1,159,200

		95,477,666

Pharmaceuticals 2.0%
AbbVie, Inc. 1.75%, 11/06/17	5,000,000	4,962,497
2.90%, 11/06/22	8,000,000	7,481,681
Watson Pharmaceuticals, Inc. 1.88%, 10/01/17	7,416,000	7,340,742
3.25%, 10/01/22	7,000,000	6,542,485

		26,327,405

Real Estate Investment Trusts (REITs) 1.2%
CommonWealth REIT, 6.25%, 06/15/17	1,250,000	1,335,045
ProLogis LP, 2.75%, 02/15/19	10,000,000	9,979,304
UDR, Inc., 3.70%, 10/01/20(c)	5,000,000	5,031,474

		16,345,823

Road & Rail 1.2%
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	5,000,000	5,265,653
ERAC USA Finance LLC, 2.80%, 11/01/18(a)	5,000,000	5,034,585
United Parcel Service, Inc., 5.13%, 04/01/19	5,000,000	5,747,020

		16,047,258

Tobacco 2.5%
Altria Group, Inc., 4.75%, 05/05/21	4,000,000	4,254,537
Lorillard Tobacco Co., 6.88%, 05/01/20	12,000,000	13,800,054
Reynolds American, Inc. 7.63%, 06/01/16	4,700,000	5,504,593
3.25%, 11/01/22	3,000,000	2,761,572
4.85%, 09/15/23	7,000,000	7,264,515

		33,585,271

Total Corporate Bonds (cost $771,277,057)		781,419,505

Municipal Bonds 1.6%

	Principal Amount	Market Value
California 1.2%
Northern California Power Agency, Revenue Bonds, Series B, 7.31%, 06/01/40	3,885,000	4,486,592
State of California, 5.70%, 11/01/21	10,250,000	11,872,780

		16,359,372

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Bond Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
District of Columbia 0.4%
Metropolitan Washington Airports Authority, 7.46%, 10/01/46	$4,400,000	$5,076,280

Total Municipal Bonds (cost $21,233,896)		21,435,652

Sovereign Bond 0.9%

	Principal Amount	Market Value
ISRAEL 0.9%
Israel Government AID Bond, 5.50%, 12/04/23	10,602,000	12,615,487

Total Sovereign Bond (cost $12,986,357)		12,615,487

U.S. Government Mortgage Backed Agencies 5.2%

	Principal Amount	Market Value
Federal National Mortgage Association
Pool# AU3180, 3.00%, 08/01/28	14,921,069	15,466,037
Federal National Mortgage Association Pool
Pool# 464279 4.30%, 07/01/21	2,945,056	3,128,116
Pool# AP0524 3.00%, 07/01/42	6,956,481	6,804,308
Pool# AP4507 3.00%, 09/01/42	12,547,331	12,272,858
Pool# AQ9116 3.00%, 12/01/42	14,093,593	13,785,296
Pool# AR4239 3.00%, 02/01/43	14,646,835	14,326,435
Pool# AR9398 3.50%, 06/01/43	3,228,717	3,290,643

Total U.S. Government Mortgage Backed Agencies (cost $71,754,667)		69,073,693

U.S. Government Sponsored & Agency Obligations 13.0%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(a)	$8,225,000	$9,347,542
Federal Farm Credit Banks 2.80%, 11/05/14	10,000,000	10,284,551
0.65%, 03/28/17	10,000,000	9,882,286
Federal Home Loan Banks 2.75%, 03/13/15	5,000,000	5,174,933
3.63%, 03/12/21	8,000,000	8,555,046
5.00%, 03/12/21	5,000,000	5,821,178
Federal Home Loan Mortgage Corp. 1.00%, 08/20/14	20,000,000	20,148,886
5.35%, 08/01/15	13,000,000	14,168,935
5.13%, 11/17/17(c)	8,000,000	9,245,824
Federal National Mortgage Association 4.38%, 10/15/15	24,000,000	25,936,675
0.00%, 06/01/17	1,000,000	958,922
Private Export Funding Corp. 3.05%, 10/15/14	10,000,000	10,295,686
2.25%, 12/15/17	7,000,000	7,214,969
4.30%, 12/15/21	20,000,000	22,109,092
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	14,063,947

Total U.S. Government Sponsored & Agency Obligations (cost $167,869,454)		173,208,472

U.S. Treasury Notes 5.0%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/19	3,000,000	3,704,674
U.S. Treasury Notes 0.75%, 02/28/18	12,000,000	11,765,626
0.63%, 04/30/18(c)	45,000,000	43,741,404
1.63%, 11/15/22(c)	8,000,000	7,406,249

Total U.S. Treasury Notes (cost $68,114,047)		66,617,953

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Bond Fund

Repurchase Agreements 0.6%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $3,000,005, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $3,060,007. (f)	$3,000,000	$3,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $5,359,575, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $5,466,765. (f)	5,359,560	5,359,560
Total Repurchase Agreements (cost $8,359,560)		8,359,560

Total Investments (cost $1,310,243,636)(g) — 99.6%		1,326,626,089
Other assets in excess of liabilities — 0.4%		5,046,523

NET ASSETS — 100.0%		$1,331,672,612

Yankee Dollars

	Principal Amount	Market Value
Energy Equipment & Services 0.4%
Weatherford International Ltd., 6.50%, 08/01/36	$4,700,000	$4,725,713

Metals & Mining 0.2%
Xstrata Canada Corp., 6.00%, 10/15/15	2,740,000	2,957,430

Oil, Gas & Consumable Fuels 0.4%
Nexen, Inc. 7.40%, 05/01/28	2,000,000	2,423,304
6.40%, 05/15/37	2,250,000	2,476,844

		4,900,148

Pharmaceuticals 0.2%
Teva Pharmaceutical Finance III BV, 0.75%, 03/21/14 (b)	3,300,000	3,305,424

Total Yankee Dollars (cost $15,675,561)		15,888,715

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (e)	4,820,349	4,820,349

Total Mutual Fund (cost $4,820,349)		4,820,349

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2013 was $182,466,705 which represents 13.70% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date represents the actual maturity date.
(c)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $86,279,563, which was collateralized by repurchase agreements with a vale of $8,359,560 and $80,679,899 of collateral in the form of U.S. Government Agency and Treasury Securities, interest rates ranging from 0.00% - 23.09%, and maturity dates ranging from 10/01/13 - 07/20/63, a total value of $89,039,459.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date reflects the next call date.
(e)	Represents 7-day effective yield as of September 30, 2013.
(f)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $8,359,560.
(g)	At September 30, 2013, the tax basis cost of the Fund’s investments was $1,310,377,226, tax unrealized appreciation and depreciation were $36,638,030 and $(20,389,167), respectively.

AB	Stock Company
AID	Agency for International Development
BV	Private Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Bond Fund

LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$17,839,976	$—	$17,839,976
Collateralized Mortgage Obligations	—	103,753,697	—	103,753,697
Commercial Mortgage Backed Securities	—	51,593,030	—	51,593,030
Corporate Bonds	—	781,419,505	—	781,419,505
Municipal Bonds	—	21,435,652	—	21,435,652
Mutual Fund	4,820,349	—	—	4,820,349
Repurchase Agreements	—	8,359,560	—	8,359,560
Sovereign Bond	—	12,615,487	—	12,615,487
U.S. Government Mortgage Backed Agencies	—	69,073,693	—	69,073,693
U.S. Government Sponsored & Agency Obligations	—	173,208,472	—	173,208,472
U.S. Treasury Notes	—	66,617,953	—	66,617,953
Yankee Dollars	—	15,888,715	—	15,888,715

Total	$4,820,349	$1,321,805,740	$—	$1,326,626,089

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 4.0%

	Principal Amount	Market Value
Home Equity 1.8%
Accredited Mortgage Loan Trust Series 2005-3, Class M1, 0.63%, 09/25/35(a)	$4,255,000	$3,877,441
Series 2005-4, Class A2D, 0.50%, 12/25/35(a)	1,641,900	1,520,411
Asset Backed Securities Corp. Home Equity, Series 2006-HE1, Class A3, 0.38%, 01/25/36(a)	4,095,677	3,876,494
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class M1, 0.93%, 05/25/35(a)(b)	3,500,000	3,242,514
JP Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A4, 0.33%, 05/25/36(a)	615,347	589,318
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.46%, 02/25/36(a)	7,480,000	6,268,632
Residential Asset Securities Corp., Series 2004-KS5, Class MII1, 0.96%, 06/25/34(a)	1,446,274	1,058,994
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.33%, 05/25/36(a)	2,391,925	2,152,600

		22,586,404

Other 2.2%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class M4, 0.83%, 05/25/35(a)	3,954,000	3,258,440
Series 2006-NC4, Class A5, 0.24%, 10/25/36(a)	3,648,732	2,935,319
Series 2006-RFC1, Class A3, 0.33%, 05/25/36(a)	2,725,023	2,545,031
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2, 0.55%, 01/25/36(a)	1,410,000	1,154,238
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.28%, 03/25/47(a)	1,986,062	1,591,869
Park Place Securities, Inc. Series 2004-WHQ2, Class M3, 1.21%, 02/25/35(a)	3,080,000	2,594,364
Series 2004-WWF1, Class M4, 1.83%, 12/25/34(a)	5,460,000	4,693,941
Residential Asset Mortgage Products, Inc. Series 2003-RS2, Class AII, 0.86%, 03/25/33(a)	1,639,614	1,393,981
Series 2006-RZ1, Class M1, 0.58%, 03/25/36(a)	2,700,000	2,289,090
Structured Asset Investment Loan Trust Series 2004-6, Class A3, 0.98%, 07/25/34(a)	3,142,383	3,047,605
Series 2004-8, Class M1, 1.08%, 09/25/34(a)	2,410,000	2,208,229

		27,712,107

Total Asset-Backed Securities (cost $42,976,662)		50,298,511

Commercial Mortgage Backed Securities 10.5%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2006-3, Class A4, 5.89%, 07/10/44(a)	$1,100,000	$1,210,223
Series 2006-5, Class A4, 5.41%, 09/10/47	5,450,000	5,969,820
Series 2006-6, Class A4, 5.36%, 10/10/45	4,675,000	5,095,111
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A4, 5.33%, 02/11/44	2,050,000	2,258,337
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	2,467,000	2,776,493
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	3,000,000	3,311,665
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.21%, 12/10/49(a)	2,000,000	2,253,985
Commercial Mortgage Pass Through Certificates Series 2012-CR2, Class XA, IO, 2.11%, 08/15/45(a)	14,276,815	1,637,916
Series 2013-CR6, Class XB, IO, 0.78%, 03/10/46(a)	33,000,000	1,565,999
Series 2013-LC6, Class XB, IO, 0.50%, 01/10/46(a)(b)	30,500,000	953,168
Series 2013-LC6, Class XA, IO, 1.95%, 01/10/46(a)	30,235,179	3,024,618
Credit Suisse Commercial Mortgage Trust Series 2006-C5, Class A3, 5.31%, 12/15/39	4,750,000	5,191,561
Series 2007-C5, Class A4, 5.69%, 09/15/40(a)	4,120,000	4,610,888
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3, 5.99%, 06/15/38(a)	1,781,386	1,950,354
Series 2006-C4, Class A3, 5.47%, 09/15/39	953,814	1,042,431
Series 2007-C1, Class A3, 5.38%, 02/15/40	219,226	238,319
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	650,000	719,492
Series 2007-C3, Class A4, 5.87%, 06/15/39(a)	2,046,405	2,275,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Series 2007-C4, Class A4, 5.95%, 09/15/39(a)	$1,910,000	$2,122,703
CW Capital Cobalt Ltd. Series 2006-C1, Class A4, 5.22%, 08/15/48	1,925,000	2,090,744
Series 2007-C3, Class A4, 5.97%, 05/15/46(a)	2,250,000	2,515,065
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	6,825,000	7,661,066
Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,465,000	4,950,862
GS Mortgage Securities Corp. II Series 2005-GG4, Class A4, 4.76%, 07/10/39	800,000	834,738
Series 2006-GG8, Class A4, 5.56%, 11/10/39	650,000	717,301
Series 2007-GG10, Class A4, 5.99%, 08/10/45(a)	6,450,000	7,141,854
Series 2012-GC6, Class XA, IO, 2.36%, 01/10/45(a)(b)	13,688,225	1,688,879
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class A4, 5.81%, 06/12/43(a)	1,500,000	1,646,105
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	4,998,000	5,491,139
Series 2007-CB18, Class A4, 5.44%, 06/12/47	4,000,000	4,408,943
Series 2007-CB19, Class A4, 5.90%, 02/12/49(a)	4,840,000	5,403,023
Series 2007-LD11, Class A4, 6.00%, 06/15/49(a)	2,000,000	2,243,081
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	3,515,000	3,948,620
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	4,138,000	4,565,294
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, 02/15/40	500,000	555,800
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49(a)	1,790,000	1,956,059
Series 2007-5, Class A4, 5.38%, 08/12/48	2,000,000	2,191,401
Series 2007-7, Class A4, 5.81%, 06/12/50(a)	3,435,000	3,823,298
Series 2007-8, Class A3, 6.09%, 08/12/49(a)	250,000	282,917
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class XA, IO, 1.89%, 02/15/46(a)	18,468,418	1,944,632
Series 2013-C9, Class XA, IO, 1.61%, 05/15/46(a)	15,943,725	1,368,230
Morgan Stanley Capital I, Series 2007-IQ14, Class A2, 5.61%, 04/15/49	668,345	686,194
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA, IO, 2.34%, 08/10/49(a)(b)	22,137,710	2,827,754
Series 2012-C4, Class XA, IO, 2.04%, 12/10/45(a)(b)	14,230,768	1,649,646
Series 2013-C5, Class XA, IO, 1.30%, 03/10/46(a)(b)	24,325,119	1,822,900
Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class A4, 5.42%, 01/15/45(a)	263,923	282,574
Series 2006-C29, Class A3, 5.31%, 11/15/48	2,595	2,592
Series 2007-C32, Class A3, 5.94%, 06/15/49(a)	3,605,000	4,050,410
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA, IO, 2.42%, 11/15/45(a)(b)	12,305,571	1,579,737
Series 2013-C11, Class XA, IO, 1.66%, 03/15/45(a)(b)	30,854,992	2,619,083
Series 2013-C12, Class XA, IO, 1.67%, 03/15/48(a)(b)	11,941,111	1,110,151
Series 2013-C14, Class XA, IO, 1.07%, 06/15/46(a)	18,139,760	1,100,757

Total Commercial Mortgage Backed Securities (cost $127,694,059)		133,369,236

Corporate Bonds 30.4%

	Principal Amount	Market Value
Aerospace & Defense 0.7%
L-3 Communications Corp., 3.95%, 11/15/16	$4,580,000	$4,880,834
Northrop Grumman Corp., 1.75%, 06/01/18	4,350,000	4,259,627

		9,140,461

Airlines 1.4%
American Airlines Pass Through Trust Series 2013-2, Class A, 4.95%, 07/15/24(b)	5,945,000	5,959,862
Series 2013-1, Class A, 4.00%, 07/15/25(b)	4,980,000	4,681,200
Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.00%, 10/29/24	3,100,000	3,014,750
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	4,260,000	3,961,800

		17,617,612

Auto Components 0.0%†
Goodyear Tire & Rubber Co. (The), 6.50%, 03/01/21	450,000	461,250

Automobiles 0.0%†
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19	370,000	408,850

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Beverages 1.0%
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/22	$3,940,000	$3,653,457
3.75%, 07/15/42	1,415,000	1,221,463
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	2,330,000	1,912,406
Molson Coors Brewing Co., 2.00%, 05/01/17	2,705,000	2,738,556
SABMiller Holdings, Inc., 2.20%, 08/01/18(b)	2,550,000	2,567,311

		12,093,193

Building Products 0.0%†
USG Corp., 8.38%, 10/15/18(b)	415,000	455,463

Capital Markets 3.2%
Goldman Sachs Group, Inc. (The) 3.30%, 05/03/15	5,720,000	5,914,418
2.90%, 07/19/18	3,890,000	3,926,177
3.63%, 01/22/23	2,955,000	2,821,349
Jefferies Group, Inc. 5.13%, 04/13/18	2,210,000	2,367,616
5.13%, 01/20/23	3,820,000	3,850,000
Morgan Stanley 1.75%, 02/25/16	3,435,000	3,446,796
2.13%, 04/25/18	10,115,000	9,853,546
Nomura Holdings, Inc., 2.00%, 09/13/16	7,970,000	7,958,551

		40,138,453

Chemicals 0.2%
Ashland, Inc., 3.88%, 04/15/18	410,000	401,800
Dow Chemical Co. (The), 4.38%, 11/15/42	1,095,000	946,537
Hexion US Finance Corp., 6.63%, 04/15/20	375,000	375,000
Huntsman International LLC 8.63%, 03/15/20	230,000	253,287
4.88%, 11/15/20	35,000	32,900
8.63%, 03/15/21	200,000	221,750

		2,231,274

Commercial Banks 1.6%
Bank of China (Hong Kong) Ltd., Reg. S, 5.55%, 02/11/20	750,000	815,333
Caixa Economica Federal, Reg. S, 3.50%, 11/07/22	300,000	247,381
CIT Group, Inc. 5.00%, 05/15/17	140,000	146,650
4.25%, 08/15/17	210,000	213,938
6.63%, 04/01/18(b)	175,000	193,375
5.50%, 02/15/19(b)	675,000	710,437
Export-Import Bank of India, 4.00%, 08/07/17	200,000	200,435
FirstMerit Corp., 4.35%, 02/04/23	1,195,000	1,186,138
HSBC USA, Inc., 2.63%, 09/24/18	5,285,000	5,350,008
Huntington National Bank (The), 1.35%, 08/02/16	2,930,000	2,928,121
Russian Agricultural Bank OJSC Via RSHB Capital SA, Reg. S, 6.30%, 05/15/17	150,000	159,757
Wells Fargo & Co., 1.25%, 07/20/16	7,480,000	7,473,214

		19,624,787

Commercial Services & Supplies 0.2%
ADT Corp. (The), 6.25%, 10/15/21(b)	100,000	101,780
AWAS Aviation Capital Ltd., 7.00%, 10/17/16(b)	231,800	239,333
Ceridian Corp., 8.88%, 07/15/19(b)	240,000	274,200
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19(b)	305,000	343,506
Knowledge Learning Corp., 7.75%, 02/01/15(b)	190,000	183,825
RR Donnelley & Sons Co. 8.60%, 08/15/16	115,000	133,400
8.25%, 03/15/19	860,000	961,050
7.88%, 03/15/21	140,000	150,500
7.00%, 02/15/22	100,000	101,500

		2,489,094

Computers & Peripherals 0.8%
Apple, Inc., 3.85%, 05/04/43	4,915,000	4,104,438
Hewlett-Packard Co. 2.65%, 06/01/16	4,225,000	4,333,062
4.65%, 12/09/21	1,965,000	1,928,546
Seagate HDD Cayman, 7.00%, 11/01/21	230,000	255,875
Seagate Technology HDD Holdings, 6.88%, 05/01/20	120,000	131,700

		10,753,621

Construction & Engineering 0.0%†
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22(b)	230,000	232,178

Construction Materials 0.0%†
Cemex Espana Luxembourg, Reg. S, 9.88%, 04/30/19	200,000	222,917

Consumer Finance 0.9%
Ally Financial, Inc. 3.50%, 07/18/16	210,000	212,100
5.50%, 02/15/17	395,000	414,256
6.25%, 12/01/17	170,000	181,475
8.00%, 03/15/20	615,000	708,788
Ford Motor Credit Co. LLC, 1.70%, 05/09/16	7,945,000	7,950,393
General Motors Financial Co., Inc. 2.75%, 05/15/16(b)	215,000	213,388
4.75%, 08/15/17(b)	240,000	249,000
3.25%, 05/15/18(b)	70,000	67,900
International Lease Finance Corp. 8.75%, 03/15/17	255,000	293,250
5.88%, 04/01/19	255,000	265,200
6.25%, 05/15/19	550,000	577,500
8.25%, 12/15/20	125,000	142,500
SLM Corp., 5.50%, 01/15/19	345,000	342,044

		11,617,794

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Containers & Packaging 0.0%†
Ball Corp., 5.00%, 03/15/22	$130,000	$126,587

Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75%, 05/20/20	155,000	164,300
7.00%, 05/20/22	342,000	355,680
Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	310,000	324,725
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	300,000	323,250

		1,167,955

Diversified Financial Services 3.5%
Bank of America Corp. 1.50%, 10/09/15	5,555,000	5,583,935
2.00%, 01/11/18	3,180,000	3,127,144
3.30%, 01/11/23	2,040,000	1,904,998
Citigroup, Inc. 2.65%, 03/02/15	3,685,000	3,765,543
2.50%, 09/26/18	4,390,000	4,363,221
General Electric Capital Corp. 1.00%, 12/11/15	1,665,000	1,667,240
2.30%, 04/27/17	5,005,000	5,139,759
3.15%, 09/07/22	4,920,000	4,644,939
3.10%, 01/09/23	4,415,000	4,133,425
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 01/15/18	145,000	151,887
JPMorgan Chase & Co. 3.45%, 03/01/16	3,705,000	3,901,327
2.00%, 08/15/17	1,770,000	1,776,459
1.63%, 05/15/18	4,570,000	4,425,529
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21(b)	55,000	55,138

		44,640,544

Diversified Telecommunication Services 2.2%
CenturyLink, Inc. Series V, 5.63%, 04/01/20	160,000	156,331
Series T, 5.80%, 03/15/22	210,000	197,982
Frontier Communications Corp. 9.25%, 07/01/21	360,000	411,300
7.63%, 04/15/24	125,000	125,000
Qwest Communications International, Inc., 7.13%, 04/01/18	160,000	166,200
Qwest Corp. 6.75%, 12/01/21	7,755,000	8,349,290
6.88%, 09/15/33	445,000	430,537
SBA Telecommunications, Inc., 5.75%, 07/15/20	80,000	79,200
Sprint Capital Corp. 6.90%, 05/01/19	360,000	369,900
6.88%, 11/15/28	180,000	162,000
tw telecom holdings, inc. 5.38%, 10/01/22	390,000	373,425
5.38%, 10/01/22(b)	230,000	220,225
UPC Holding BV, 9.88%, 04/15/18(b)	175,000	190,312
UPCB Finance III Ltd., 6.63%, 07/01/20(b)	150,000	159,376
Verizon Communications, Inc. 5.15%, 09/15/23	8,515,000	9,126,259
6.55%, 09/15/43	5,850,000	6,584,974
Virgin Media Finance PLC, 5.25%, 02/15/22	365,000	338,834
Windstream Corp. 7.88%, 11/01/17	450,000	500,625
7.75%, 10/15/20	10,000	10,350
7.75%, 10/01/21	360,000	371,700
6.38%, 08/01/23	75,000	68,812

		28,392,632

Electric Utilities 1.5%
Dominion Resources, Inc., Series C, 4.05%, 09/15/42	3,175,000	2,732,183
Eskom Holdings SOC Ltd., 6.75%, 08/06/23(b)	440,000	451,668
Exelon Generation Co. LLC, 4.00%, 10/01/20	6,520,000	6,509,258
Georgia Power Co., 4.30%, 03/15/42	2,065,000	1,857,507
Ipalco Enterprises, Inc. 7.25%, 04/01/16(b)	385,000	422,537
5.00%, 05/01/18	310,000	321,625
Pacific Gas & Electric Co. 4.45%, 04/15/42	545,000	494,094
3.75%, 08/15/42	2,895,000	2,351,579
Southern California Edison Co., Series 13-A, 3.90%, 03/15/43	1,845,000	1,639,701
Southern Co. (The), 2.45%, 09/01/18	1,680,000	1,700,102

		18,480,254

Electronic Equipment, Instruments & Components 0.0%†
Flextronics International Ltd. 4.63%, 02/15/20	245,000	238,875
5.00%, 02/15/23	160,000	152,400

		391,275

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Staples Retailing 0.0%†
Rite Aid Corp., 8.00%, 08/15/20	$309,000	$345,308

Food Products 0.0%†
H.J. Heinz Co.,4.25%, 10/15/20(b)	285,000	271,463

Gas Utilities 0.9%
Access Midstream Partners LP/ACMP Finance Corp. 5.88%, 04/15/21	40,000	41,100
4.88%, 05/15/23	110,000	103,400
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	310,000	318,525
El Paso Corp., 7.80%, 08/01/31	240,000	243,924
Energy Transfer Equity LP, 7.50%, 10/15/20	455,000	486,850
Energy Transfer Partners LP, 6.50%, 02/01/42	3,095,000	3,263,686
Enterprise Products Operating LLC, 4.85%, 03/15/44	1,200,000	1,116,593
Kinder Morgan Energy Partners LP, 2.65%, 02/01/19	4,465,000	4,422,937
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	210,000	221,025
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18	315,000	337,838
Southern Star Central Corp., 6.75%, 03/01/16	430,000	434,300

		10,990,178

Health Care Providers & Services 1.5%
Aetna, Inc., 4.13%, 11/15/42	1,375,000	1,196,587
Biomet, Inc., 6.50%, 08/01/20	255,000	263,287
Boston Scientific Corp., 2.65%, 10/01/18	2,555,000	2,547,594
Cardinal Health, Inc., 1.70%, 03/15/18	2,605,000	2,545,571
CHS/Community Health Systems, Inc. 5.13%, 08/15/18	345,000	351,037
8.00%, 11/15/19	150,000	157,500
DaVita, Inc., 5.75%, 08/15/22	515,000	509,850
Express Scripts Holding Co. 3.50%, 11/15/16	1,840,000	1,947,408
2.65%, 02/15/17	6,285,000	6,493,822
Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19(b)	220,000	229,350
5.88%, 01/31/22(b)	75,000	76,875
Fresenius Medical Care US Finance, Inc., 6.50%, 09/15/18(b)	155,000	170,500
HCA, Inc. 6.25%, 02/15/21	380,000	383,800
7.50%, 02/15/22	435,000	476,325
5.88%, 03/15/22	160,000	164,400
Hologic, Inc., 6.25%, 08/01/20	245,000	255,413
Service Corp. International, 5.38%, 01/15/22(b)	575,000	550,563
Tenet Healthcare Corp. 6.25%, 11/01/18	585,000	624,488
4.75%, 06/01/20	145,000	139,563
6.00%, 10/01/20(b)	145,000	148,262
4.50%, 04/01/21	120,000	112,500
4.38%, 10/01/21(b)	80,000	74,000

		19,418,695

Hotels, Restaurants & Leisure 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 9.13%, 08/01/18	215,000	235,962
5.25%, 03/15/21(b)	170,000	163,200
CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, 01/15/16	490,000	513,275
Graton Economic Development Authority, 9.63%, 09/01/19(b)	365,000	400,587
MGM Resorts International, 6.63%, 12/15/21	700,000	722,750
Pinnacle Entertainment, Inc. 7.50%, 04/15/21	250,000	271,250
7.75%, 04/01/22	60,000	63,150
PNK Finance Corp., 6.38%, 08/01/21(b)	100,000	102,500
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	280,000	313,600
Seminole Indian Tribe of Florida, 7.75%, 10/01/17(b)	130,000	137,963

		2,924,237

Household Durables 0.1%
DR Horton, Inc., 5.75%, 08/15/23	170,000	171,700
Lennar Corp., 4.75%, 12/15/17	285,000	292,838
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 05/15/19	160,000	176,000
Standard Pacific Corp., 8.38%, 05/15/18	300,000	339,000

		979,538

Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.88%, 08/15/19	380,000	416,100
5.75%, 10/15/20	210,000	210,000
6.88%, 02/15/21	145,000	155,150

		781,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Industrial Conglomerates 0.0%†
Bombardier, Inc., 4.25%, 01/15/16(b)	$95,000	$98,800

Information Technology Services 0.1%
Fidelity National Information Services, Inc., 5.00%, 03/15/22	265,000	269,638
First Data Corp. 7.38%, 06/15/19(b)	400,000	419,000
6.75%, 11/01/20(b)	225,000	231,750

		920,388

Insurance 1.3%
Allstate Corp. (The), 5.75%, 08/15/53(a)	3,565,000	3,475,875
Berkshire Hathaway Finance Corp., 4.30%, 05/15/43	2,575,000	2,337,401
ING US, Inc., 5.70%, 07/15/43(b)	2,420,000	2,394,879
Prudential Financial, Inc. 5.87%, 09/15/42(a)	4,920,000	4,809,300
5.20%, 03/15/44(a)	3,120,000	2,847,000

		15,864,455

Machinery 0.0%†
CNH Capital LLC, 3.88%, 11/01/15	145,000	148,988
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	170,000	188,700
Terex Corp. 6.50%, 04/01/20	85,000	89,675
6.00%, 05/15/21	100,000	101,125

		528,488

Media 2.0%
AMC Networks, Inc., 7.75%, 07/15/21	120,000	133,200
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	490,000	516,950
7.00%, 01/15/19	155,000	163,525
8.13%, 04/30/20	355,000	386,062
5.13%, 02/15/23	45,000	41,513
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 09/15/20(b)	135,000	136,012
5.13%, 12/15/21(b)	405,000	378,675
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	145,000	146,812
Series B, 6.50%, 11/15/22	385,000	393,663
CSC Holdings LLC 7.88%, 02/15/18	80,000	91,400
6.75%, 11/15/21	155,000	165,850
DISH DBS Corp. 7.13%, 02/01/16	70,000	77,000
4.25%, 04/01/18	150,000	149,625
7.88%, 09/01/19	130,000	148,200
5.13%, 05/01/20	325,000	320,125
6.75%, 06/01/21	20,000	21,000
5.88%, 07/15/22	195,000	191,587
5.00%, 03/15/23	180,000	166,500
Gannett Co., Inc. 9.38%, 11/15/17	150,000	158,250
7.13%, 09/01/18	555,000	593,850
5.13%, 10/15/19(b)	245,000	242,550
5.13%, 07/15/20(b)	170,000	166,600
Hughes Satellite Systems Corp., 6.50%, 06/15/19	125,000	131,875
Intelsat Jackson Holdings SA, 8.50%, 11/01/19	470,000	512,300
NBCUniversal Media LLC, 6.40%, 04/30/40	2,365,000	2,796,874
News America, Inc., 4.00%, 10/01/23(b)	1,515,000	1,519,057
Sirius XM Radio, Inc., 4.25%, 05/15/20(b)	285,000	263,625
Telesat Canada/Telesat LLC, 6.00%, 05/15/17(b)	255,000	265,200
Time Warner Cable, Inc. 4.13%, 02/15/21	2,825,000	2,671,215
5.50%, 09/01/41	3,460,000	2,855,026
Time Warner, Inc., 6.10%, 07/15/40	2,745,000	2,936,801
Univision Communications, Inc., 6.88%, 05/15/19(b)	555,000	589,688
Viacom, Inc., 5.85%, 09/01/43	5,610,000	5,694,800
WMG Acquisition Corp., 6.00%, 01/15/21(b)	40,000	41,500

		25,066,910

Metals & Mining 2.2%
Alpha Natural Resources, Inc., 6.25%, 06/01/21	305,000	252,388
ArcelorMittal 5.00%, 02/25/17	75,000	77,643
5.75%, 08/05/20	225,000	231,803
6.00%, 03/01/21	140,000	144,315
6.75%, 02/25/22	95,000	100,360
7.50%, 10/15/39	95,000	89,998
Barrick Gold Corp. 2.50%, 05/01/18	3,255,000	3,099,508
4.10%, 05/01/23	5,735,000	5,057,988
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	3,740,000	3,765,567
Corp. Nacional del Cobre de Chile, Reg. S, 5.63%, 09/21/35	200,000	202,781
FMG Resources (August 2006) Pty Ltd., 7.00%, 11/01/15(b)	370,000	382,025
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 03/15/23(b)	5,825,000	5,387,038
5.45%, 03/15/43(b)	1,920,000	1,723,066
Glencore Funding LLC, 2.50%, 01/15/19(b)	4,235,000	3,923,271
Peabody Energy Corp. 7.38%, 11/01/16	305,000	340,837
6.00%, 11/15/18	125,000	124,063
Rio Tinto Finance USA PLC, 1.38%, 06/17/16	2,145,000	2,146,239

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
Steel Dynamics, Inc. 6.13%, 08/15/19	$250,000	$260,625
5.25%, 04/15/23(b)	135,000	127,575

		27,437,090

Multiline Retail 0.4%
Sears Holdings Corp., 6.63%, 10/15/18	585,000	548,437
Wal-Mart Stores, Inc. 2.55%, 04/11/23	1,995,000	1,836,938
4.00%, 04/11/43	2,665,000	2,375,438

		4,760,813

Multi-Utilities & Unregulated Power 0.2%
Calpine Corp., 7.50%, 02/15/21(b)	255,000	269,663
Majapahit Holding BV Reg. S, 7.75%, 01/20/20	200,000	220,172
Reg. S, 7.88%, 06/29/37	360,000	377,733
NRG Energy, Inc. 7.63%, 01/15/18	450,000	498,375
7.88%, 05/15/21	500,000	536,250

		1,902,193

Oil, Gas & Consumable Fuels 1.7%
Anadarko Petroleum Corp., 5.95%, 09/15/16	5,310,000	5,960,857
BP Capital Markets PLC, 2.75%, 05/10/23	3,320,000	3,037,301
Chesapeake Energy Corp. 9.50%, 02/15/15	285,000	313,856
6.50%, 08/15/17	275,000	303,187
6.63%, 08/15/20	5,000	5,394
5.75%, 03/15/23	90,000	90,225
Cimarex Energy Co., 5.88%, 05/01/22	245,000	247,450
CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/23(b)	200,000	201,538
Concho Resources, Inc., 5.50%, 04/01/23	110,000	108,350
Continental Resources, Inc., 5.00%, 09/15/22	380,000	381,900
Denbury Resources, Inc., 4.63%, 07/15/23	405,000	369,562
Empresa Nacional del Petroleo, Reg. S, 5.25%, 08/10/20	100,000	101,976
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	560,000	628,600
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 05/01/19	55,000	58,713
7.75%, 09/01/22	40,000	43,400
EXCO Resources, Inc., 7.50%, 09/15/18	130,000	123,825
KazMunayGas National Co. Reg. S, 9.13%, 07/02/18	500,000	609,744
Reg. S, 7.00%, 05/05/20	500,000	564,694
Reg. S, 6.38%, 04/09/21	250,000	273,125
Linn Energy LLC/Linn Energy Finance Corp. 6.75%, 11/01/19(b)	160,000	150,800
8.63%, 04/15/20	440,000	457,600
7.75%, 02/01/21	225,000	226,125
Marathon Petroleum Corp., 5.13%, 03/01/21	3,110,000	3,359,863
Newfield Exploration Co., 5.75%, 01/30/22	410,000	404,875
Pacific Rubiales Energy Corp., Reg. S, 7.25%, 12/12/21	200,000	211,150
Pertamina Persero PT, Reg. S, 4.88%, 05/03/22	200,000	180,967
Petroleos de Venezuela SA Reg. S, 5.25%, 04/12/17	100,000	79,979
Reg. S, 12.75%, 02/17/22	600,000	582,000
Reg. S, 9.75%, 05/17/35	200,000	151,451
Reg. S, 9.75%, 05/17/35	70,000	53,550
Reg. S, 5.50%, 04/12/37	80,000	44,392
Petroleos Mexicanos, 6.50%, 06/02/41	300,000	311,031
Range Resources Corp. 6.75%, 08/01/20	200,000	215,500
5.75%, 06/01/21	135,000	141,413
5.00%, 08/15/22	80,000	77,400
Rosetta Resources, Inc., 5.63%, 05/01/21	90,000	85,500
SandRidge Energy, Inc. 7.50%, 03/15/21	70,000	70,700
8.13%, 10/15/22	325,000	329,875
Whiting Petroleum Corp., 5.00%, 03/15/19	270,000	270,000
WPX Energy, Inc., 5.25%, 01/15/17	260,000	274,300

		21,102,168

Paper & Forest Products 0.0%†
Masco Corp., 6.13%, 10/03/16	230,000	254,841

Pharmaceuticals 0.2%
AbbVie, Inc., 4.40%, 11/06/42	1,325,000	1,197,564
Valeant Pharmaceuticals International 6.50%, 07/15/16(b)	280,000	289,450
6.75%, 10/01/17(b)	210,000	223,650
6.88%, 12/01/18(b)	135,000	143,100
VPI Escrow Corp., 6.38%, 10/15/20(b)	380,000	393,300
VPII Escrow Corp., 6.75%, 08/15/18(b)	140,000	149,800

		2,396,864

Real Estate Investment Trusts (REITs) 0.9%
Corporate Office Properties LP, 3.60%, 05/15/23	2,900,000	2,639,089
EPR Properties, 5.25%, 07/15/23	4,395,000	4,274,121
Health Care REIT, Inc., 2.25%, 03/15/18	1,875,000	1,857,595
Host Hotels & Resorts LP, 6.00%, 11/01/20	355,000	384,288
Omega Healthcare Investors, Inc. 6.75%, 10/15/22	470,000	504,075
5.88%, 03/15/24	375,000	374,531
Ventas Realty LP/Ventas Capital Corp., 2.00%, 02/15/18	1,700,000	1,667,000

		11,700,699

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Management & Development 0.1%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	$1,675,000	$1,596,318
Realogy Group LLC, 7.63%, 01/15/20(b)	240,000	268,200

		1,864,518

Road & Rail 0.4%
ERAC USA Finance LLC, 2.80%, 11/01/18(b)	3,985,000	4,012,564
Hertz Corp. (The) 4.25%, 04/01/18(b)	145,000	142,825
5.88%, 10/15/20	65,000	66,625
Russian Railways via RZD Capital PLC, 5.74%, 04/03/17	400,000	427,948
United Rentals North America, Inc., 5.75%, 07/15/18	55,000	57,681

		4,707,643

Semiconductors & Semiconductor Equipment 0.4%
Amkor Technology, Inc., 6.38%, 10/01/22	65,000	61,750
Freescale Semiconductor, Inc., 9.25%, 04/15/18(b)	170,000	183,600
NXP BV/NXP Funding LLC, 9.75%, 08/01/18(b)	270,000	302,400
TSMC Global Ltd., 1.63%, 04/03/18(b)	4,080,000	3,945,152

		4,492,902

Software 0.0%†
Activision Blizzard, Inc., 5.63%, 09/15/21(b)	170,000	171,700

Specialty Retail 0.2%
Home Depot, Inc. (The), 4.20%, 04/01/43	1,645,000	1,494,249
L Brands, Inc., 6.90%, 07/15/17	35,000	39,287
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	395,000	394,013
Toys “R” Us Property Co. II LLC, 8.50%, 12/01/17	190,000	199,025

		2,126,574

Tobacco 0.0%†
Altria Group, Inc., 2.85%, 08/09/22	385,000	350,987

Wireless Telecommunication Services 0.2%
MetroPCS Wireless, Inc., 6.25%, 04/01/21(b)	135,000	135,337
SK Telecom Co. Ltd., 2.13%, 05/01/18(b)	1,625,000	1,591,088
Sprint Corp. 7.25%, 09/15/21(b)	460,000	463,450
7.88%, 09/15/23(b)	175,000	178,063
T-Mobile USA, Inc., 5.25%, 09/01/18(b)	50,000	50,875

		2,418,813

Total Corporate Bonds (cost $391,340,300)		384,563,709

Sovereign Bonds 1.6%

	Principal Amount	Market Value
ARGENTINA 0.0%†
Argentine Republic Government International Bond, 2.50%, 12/31/38(c)	6	2

BAHRAIN 0.0%†
Bahrain Government International Bond, 6.13%, 08/01/23(b)	200,000	200,040

BERMUDA 0.0%†
Bermuda Government International Bond, 4.85%, 02/06/24(b)	240,000	238,475

BOLIVIA 0.0%†
Bolivian Government International Bond, 5.95%, 08/22/23(b)	230,000	219,603

BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social, Reg. S, 5.50%, 07/12/20	150,000	153,541
Brazilian Government International Bond, 8.25%, 01/20/34	100,000	129,850
7.13%, 01/20/37	220,000	257,310
5.63%, 01/07/41	300,000	297,750

		838,451

BULGARIA 0.0%†
Bulgaria Government International Bond, Reg. S, 8.25%, 01/15/15	160,000	174,320

COLOMBIA 0.1%
Colombia Government International Bond, 4.00%, 02/26/24	200,000	194,800
6.13%, 01/18/41	330,000	359,479

		554,279

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
CROATIA 0.1%
Croatia Government International Bond, Reg. S, 6.75%, 11/05/19	$550,000	$588,500

GABON 0.0%†
Gabonese Republic, Reg. S, 8.20%, 12/12/17	100,000	112,000

GHANA 0.0%†
Republic of Ghana, Reg. S, 8.50%, 10/04/17	100,000	109,000

HUNGARY 0.1%
Hungary Government International Bond, 4.75%, 02/03/15	300,000	307,490
6.38%, 03/29/21	100,000	106,576
5.38%, 02/21/23	200,000	195,099
7.63%, 03/29/41	310,000	328,418

		937,583

INDONESIA 0.1%
Indonesia Government International Bond, Reg. S, 6.88%, 01/17/18	600,000	670,500
Reg. S, 3.38%, 04/15/23	430,000	366,059

		1,036,559

IRAQ 0.1%
Republic of Iraq, Reg. S, 5.80%, 01/15/28	750,000	639,375

IVORY COAST 0.0%†
Ivory Coast Government International Bond, Reg. S, 5.75%, 12/31/32(c)	530,000	469,134

LATVIA 0.0%†
Republic of Latvia, Reg. S, 5.25%, 02/22/17	200,000	217,995

LITHUANIA 0.1%
Lithuania Government International Bond, Reg. S, 5.13%, 09/14/17	100,000	109,349
Reg. S, 7.38%, 02/11/20	366,000	443,607

		552,956

MEXICO 0.5%
Mexico Government International Bond, 4.00%, 10/02/23	5,715,000	5,731,876
6.75%, 09/27/34	880,000	1,042,573

		6,774,449

MOROCCO 0.0%†
Morocco Government International Bond, Reg. S, 4.25%, 12/11/22	200,000	181,957

PANAMA 0.0%†
Panama Government International Bond, 5.20%, 01/30/20	330,000	360,070
6.70%, 01/26/36	130,000	147,980

		508,050

PERU 0.0%†
Peruvian Government International Bond, 8.75%, 11/21/33	240,000	342,121

PHILIPPINES 0.1%
Philippine Government International Bond, 8.38%, 06/17/19	340,000	430,525
10.63%, 03/16/25	30,000	45,675
6.38%, 10/23/34	400,000	471,500

		947,700

POLAND 0.0%†
Poland Government International Bond, 5.13%, 04/21/21	400,000	435,000

		435,000

ROMANIA 0.0%†
Romanian Government International Bond, Reg. S, 6.75%, 02/07/22	300,000	341,162

RUSSIA 0.1%
Russian Foreign Bond - Eurobond, Reg. S, 12.75%, 06/24/28	370,000	639,175
Reg. S, 7.50%, 03/31/30(c)	357,500	421,850

		1,061,025

SERBIA 0.0%†
Republic of Serbia, Reg. S, 7.25%, 09/28/21	270,000	282,825

SOUTH AFRICA 0.1%
South Africa Government International Bond, 5.88%, 09/16/25	540,000	569,025

TURKEY 0.1%
Turkey Government International Bond, 9.50%, 01/15/14	200,000	204,140
7.50%, 11/07/19	200,000	230,500
7.00%, 06/05/20	150,000	169,125
6.25%, 09/26/22	200,000	214,000
7.38%, 02/05/25	100,000	113,000

6.88%, 03/17/36	170,000	180,200

		1,110,965

URUGUAY 0.0%†
Uruguay Government International Bond, 4.50%, 08/14/24	440,000	448,305

VIETNAM 0.0%†
Vietnam Government International Bond, Reg. S, 6.75%, 01/29/20	280,000	298,146

Total Sovereign Bonds (cost $20,533,436)		20,189,002

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies 33.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23	$17,763	$18,896
Pool# G13122 5.00%, 04/01/23	7,436	7,916
Pool# J07940 5.00%, 05/01/23	37,914	40,429
Pool# G13225 5.00%, 06/01/23	167,050	177,861
Pool# J07942 5.00%, 06/01/23	19,802	21,060
Pool# J08443 5.00%, 07/01/23	53,697	57,439
Pool# C91128 5.50%, 12/01/27	46,627	50,426
Pool# D98252 5.00%, 08/01/29	143,436	155,213
Pool# A14186 5.50%, 10/01/33	2,483	2,706
Pool# A82875 5.50%, 11/01/33	87,659	94,802
Pool# C01674 5.50%, 11/01/33	24,560	26,769
Pool# A24611 4.50%, 06/01/34	7,653	8,179
Pool# A23854 5.50%, 06/01/34	35,919	39,115
Pool# G01827 4.50%, 06/01/35	4,279	4,570
Pool# A46898 4.50%, 09/01/35	60,547	64,651
Pool# G05085 4.50%, 09/01/35	161,843	172,963
Pool# G08084 4.50%, 10/01/35	98,356	105,022
Pool# A39572 5.00%, 11/01/35	70,798	76,456
Pool# A39584 5.50%, 11/01/35	46,987	50,816
Pool# G02203 4.50%, 03/01/36	8,870	9,471
Pool# A49058 5.50%, 05/01/36	108,150	116,997
Pool# A52983 5.50%, 10/01/36	145,925	157,816
Pool# A61562 5.50%, 10/01/36	44,011	47,598
Pool# G02379 6.00%, 10/01/36	25,720	28,077
Pool# A57475 5.50%, 02/01/37	6,713	7,260
Pool# G02561 5.50%, 02/01/37	110,292	119,279
Pool# A58420 5.50%, 03/01/37	14,463	15,641
Pool# G03400 5.50%, 03/01/37	376,290	406,952
Pool# A60064 5.50%, 04/01/37	153,284	165,774
Pool# G02791 5.50%, 04/01/37	9,492	10,265
Pool# G05521 5.50%, 05/01/37	2,191,331	2,370,575
Pool# G02976 5.50%, 06/01/37	93,886	101,536
Pool# G08204 5.50%, 06/01/37	16,681	18,041
Pool# A64594 5.50%, 07/01/37	37,255	40,290
Pool# G08210 6.00%, 07/01/37	171,748	187,118
Pool# A65518 6.00%, 09/01/37	170,705	186,017
Pool# A68546 5.50%, 11/01/37	94,992	102,732
Pool# G03432 5.50%, 11/01/37	99,413	107,513
Pool# A69653 5.50%, 12/01/37	32,610	35,267
Pool# A70591 5.50%, 12/01/37	129,929	140,516
Pool# G03616 6.00%, 12/01/37	49,971	54,450
Pool# G04774 4.50%, 01/01/38	88,445	94,439
Pool# A71374 5.50%, 01/01/38	23,898	25,868
Pool# A71604 5.50%, 01/01/38	406,964	440,125
Pool# A72378 5.50%, 01/01/38	373,731	404,185
Pool# G03927 5.50%, 01/01/38	25,548	27,630
Pool# A73996 5.50%, 02/01/38	435,791	471,301
Pool# G03812 5.50%, 02/01/38	1,538,430	1,663,788
Pool# G03964 5.50%, 02/01/38	157,412	170,239
Pool# A72499 6.00%, 02/01/38	24,830	27,057
Pool# A75432 5.50%, 03/01/38	265,147	286,752
Pool# G04220 5.50%, 03/01/38	39,861	43,109
Pool# G08256 5.50%, 03/01/38	18,715	20,240
Pool# G04156 6.00%, 03/01/38	40,547	44,183
Pool# A75830 5.50%, 04/01/38	211,901	229,498
Pool# A76127 5.50%, 04/01/38	550,020	594,838
Pool# A76483 5.50%, 04/01/38	322,963	349,279

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G04248 5.50%, 04/01/38	$310,773	$336,096
Pool# G08263 5.50%, 04/01/38	25,745	27,843
Pool# A76211 6.00%, 04/01/38	4,377	4,770
Pool# A76939 5.50%, 05/01/38	32,015	34,624
Pool# A77057 5.50%, 05/01/38	29,025	31,390
Pool# A77208 5.50%, 05/01/38	52,907	57,218
Pool# A77796 5.50%, 05/01/38	891,723	964,385
Pool# G04305 5.50%, 05/01/38	481,195	520,405
Pool# A77648 5.50%, 06/01/38	9,656	10,442
Pool# A77937 5.50%, 06/01/38	176,139	190,491
Pool# A78624 5.50%, 06/01/38	197,019	213,073
Pool# G04458 5.50%, 06/01/38	111,617	120,712
Pool# A78076 6.00%, 06/01/38	71,114	77,504
Pool# A78454 6.00%, 06/01/38	65,086	70,935
Pool# A78982 5.50%, 07/01/38	56,044	60,610
Pool# A79018 5.50%, 07/01/38	127,292	137,665
Pool# A79806 5.50%, 07/01/38	20,909	22,613
Pool# A79816 5.50%, 07/01/38	23,430	25,340
Pool# G04471 5.50%, 07/01/38	146,355	158,280
Pool# A80779 5.50%, 08/01/38	98,627	106,664
Pool# A81743 5.50%, 09/01/38	96,656	104,532
Pool# A82093 5.50%, 09/01/38	39,159	42,375
Pool# A82207 5.50%, 09/01/38	3,565	3,856
Pool# A82609 5.50%, 09/01/38	40,345	43,632
Pool# A82656 5.50%, 10/01/38	17,802	19,252
Pool# A82703 5.50%, 10/01/38	24,259	26,236
Pool# G04847 5.50%, 10/01/38	173,587	187,732
Pool# G05979 5.50%, 10/01/38	37,278	40,316
Pool# A82757 5.50%, 11/01/38	219,572	237,464
Pool# A82787 5.50%, 11/01/38	847,328	916,372
Pool# A83032 5.50%, 11/01/38	33,045	35,737
Pool# A83066 5.50%, 11/01/38	5,980	6,467
Pool# A83071 5.50%, 11/01/38	6,189	6,694
Pool# A83596 5.50%, 12/01/38	102,678	111,060
Pool# G08314 5.50%, 01/01/39	92,173	99,683
Pool# G08323 5.00%, 02/01/39	345,575	372,492
Pool# A84417 5.50%, 02/01/39	128,829	139,327
Pool# G05300 5.50%, 02/01/39	23,237	25,130
Pool# G05841 5.50%, 04/01/39	46,924	50,748
Pool# A86370 4.50%, 05/01/39	6,305	6,713
Pool# A87339 5.00%, 07/01/39	74,432	80,230
Pool# A87679 5.00%, 08/01/39	519,990	560,492
Pool# A89340 4.50%, 10/01/39	505,835	538,537
Pool# G05684 5.50%, 10/01/39	275,638	298,098
Pool# G08372 4.50%, 11/01/39	852,342	907,445
Pool# A90140 4.50%, 12/01/39	58,473	62,253
Pool# G06020 5.50%, 12/01/39	1,597,093	1,727,231
Pool# G05813 6.00%, 12/01/39	81,632	88,963
Pool# G05923 5.50%, 02/01/40	185,827	200,969
Pool# G06031 5.50%, 03/01/40	61,881	66,923
Pool# A91997 5.00%, 04/01/40	215,743	232,548
Pool# G05849 4.50%, 05/01/40	2,647,472	2,818,627
Pool# G06193 5.50%, 05/01/40	260,572	281,805
Pool# A92458 5.00%, 06/01/40	93,815	101,122
Pool# G08402 5.00%, 06/01/40	333,348	359,313
Pool# A92764 5.50%, 06/01/40	124,377	134,512
Pool# G06412 5.50%, 07/01/40	3,236,509	3,500,234
Pool# A93311 4.50%, 08/01/40	62,091	66,124
Pool# A94833 4.00%, 11/01/40	6,175,691	6,477,238
Pool# A95258 4.00%, 11/01/40	681,942	713,215
Pool# A95796 4.00%, 12/01/40	441,860	462,330
Pool# A96299 4.00%, 01/01/41	709,865	742,419
Pool# A96567 4.00%, 02/01/41	802,388	839,186

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A96705 4.00%, 02/01/41	$199,058	$208,186
Pool# A97055 4.00%, 02/01/41	140,325	146,760
Pool# A97294 4.00%, 02/01/41	600,717	628,265
Pool# A97046 4.50%, 02/01/41	381,274	406,161
Pool# A97373 4.50%, 03/01/41	913,786	973,432
Pool# A97618 4.50%, 03/01/41	16,185	17,247
Pool# A97620 4.50%, 03/01/41	29,432	31,353
Pool# A97932 4.00%, 04/01/41	678,505	709,621
Pool# Q00131 4.50%, 04/01/41	354,621	377,879
Pool# Q00456 4.50%, 04/01/41	4,904,675	5,226,352
Pool# Q00543 4.50%, 05/01/41	819,726	873,488
Pool# Q00628 4.50%, 05/01/41	183,954	196,019
Pool# Q00950 5.00%, 05/01/41	1,553,468	1,683,207
Pool# Q01181 4.50%, 06/01/41	38,198	40,704
Pool# Q01198 5.50%, 06/01/41	106,469	115,477
Pool# Q01759 4.50%, 07/01/41	6,950,008	7,405,831
Pool# Z40047 4.00%, 10/01/41	618,687	647,059
Pool# G06802 4.50%, 10/01/41	141,140	150,264
Pool# Q05770 4.00%, 01/01/42	96,558	101,001
Pool# Q06344 4.00%, 02/01/42	4,741,367	4,963,989
Pool# Q08997 3.50%, 06/01/42	1,382,000	1,404,998
Pool# Q09221 4.00%, 06/01/42	873,731	914,209
Pool# G07083 4.00%, 07/01/42	691,097	723,546
Pool# Q11348 3.50%, 09/01/42	2,567,217	2,608,733
Pool# G07155 4.00%, 10/01/42	5,336,962	5,582,546
Pool# Q13765 4.00%, 12/01/42	634,968	666,270
Pool# Q16893 3.50%, 04/01/43	1,578,263	1,603,787
Pool# Q17389 3.50%, 04/01/43	1,660,508	1,688,659
Pool# Q18524 3.50%, 05/01/43	2,423,099	2,462,286
Pool# Q19480 4.00%, 06/01/43	5,150,891	5,393,547
Pool# Q19607 4.00%, 07/01/43	901,190	942,659
Pool# Q20857 3.50%, 08/01/43	1,247,270	1,269,390
Pool# Q20860 3.50%, 08/01/43	1,497,724	1,521,945
Federal Home Loan Mortgage Corp. Gold Pool TBA
3.50%, 10/15/43	70,385,000	71,468,268
4.00%, 10/15/43	21,310,000	22,275,609
Federal National Mortgage Association
Pool# 797494 4.50%, 03/01/35	5,907	6,328
Pool# AA0920 5.50%, 08/01/37	3,250,000	3,536,661
Pool# AE2691 4.50%, 12/01/40	4,712,129	5,034,800
Pool# AH4772 4.50%, 01/01/41	841,201	898,804
Pool# AL0791 4.00%, 02/01/41	1,111,464	1,168,817
Pool# AH4038 4.50%, 04/01/41	1,181,595	1,267,491
Pool# AL0160 4.50%, 05/01/41	23,799	25,432
Pool# AI3506 4.50%, 06/01/41	76,199	81,739
Pool# AI6168 4.50%, 07/01/41	909,093	971,629
Pool# AH1727 4.50%, 08/01/41	287,873	307,676
Pool# AI8193 4.50%, 08/01/41	1,000,000	1,068,789
Pool# AB3505 4.00%, 09/01/41	3,478,083	3,657,558
Pool# AJ5269 4.00%, 11/01/41	5,981,945	6,281,276
Pool# AL1431 4.50%, 11/01/41	4,240,344	4,534,684
Pool# AJ7686 4.00%, 12/01/41	6,870,878	7,225,426
Pool# AL1354 4.50%, 01/01/42	4,088,134	4,371,908
Pool# AK6846 3.50%, 04/01/42	1,723,009	1,756,055

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association (continued)
Pool# AR9283 3.50%, 04/01/43	$578,381	$589,474
Pool# AT1001 3.50%, 04/01/43	990,455	1,010,070
Pool# AS0212 3.50%, 08/01/43	3,594,761	3,664,831
Pool# AU0949 3.50%, 08/01/43	1,746,410	1,782,089
Pool# AU3742 3.50%, 08/01/43	1,495,979	1,525,139
Pool# AS0225 4.00%, 08/01/43	5,981,797	6,282,055
Pool# MA1600 3.50%, 10/01/43	3,600,000	3,669,047
Federal National Mortgage Association Pool
Pool# 969941 5.00%, 03/01/23	64,441	68,641
Pool# 982885 5.00%, 05/01/23	16,216	17,313
Pool# 975884 5.00%, 06/01/23	10,502	11,178
Pool# 987214 5.00%, 07/01/23	3,666	3,907
Pool# 976243 5.00%, 08/01/23	11,681	12,450
Pool# 987456 5.00%, 08/01/23	21,042	22,482
Pool# 965102 5.00%, 09/01/23	8,994	9,619
Pool# 988300 5.00%, 09/01/23	14,802	15,791
Pool# 256640 5.50%, 03/01/27	64,793	70,770
Pool# 256676 5.50%, 04/01/27	70,520	77,049
Pool# 256896 5.50%, 09/01/27	50,845	55,552
Pool# 257075 5.50%, 02/01/28	63,135	68,703
Pool# 257282 5.50%, 07/01/28	325,092	353,767
Pool# 257367 5.50%, 09/01/28	120,266	130,874
Pool# 257451 5.50%, 11/01/28	25,863	28,193
Pool# 995477 5.50%, 01/01/29	65,947	71,764
Pool# 930997 4.50%, 04/01/29	317,529	341,555
Pool# AL0869 4.50%, 06/01/29	178,949	192,489
Pool# MA0097 5.00%, 06/01/29	199,797	216,772
Pool# 932716 5.00%, 04/01/30	27,627	29,983
Pool# MA0436 5.50%, 04/01/30	177,269	193,320
Pool# AD7853 4.50%, 06/01/30	820,045	884,143
Pool# 720679 5.00%, 06/01/33	18,476	20,110
Pool# 310100 5.00%, 08/01/33	526,101	572,694
Pool# 738166 5.00%, 09/01/33	5,587	6,076
Pool# 725027 5.00%, 11/01/33	115,719	125,959
Pool# 745944 5.00%, 12/01/33	191,668	208,636
Pool# 725422 5.00%, 04/01/34	128,951	140,249
Pool# 794978 5.50%, 10/01/34	156,992	171,477
Pool# AD0308 5.00%, 03/01/35	1,412,976	1,538,200
Pool# 735382 5.00%, 04/01/35	322,670	350,437
Pool# 735403 5.00%, 04/01/35	1,149,561	1,248,486
Pool# 255706 5.50%, 05/01/35	7,644	8,349
Pool# 735578 5.00%, 06/01/35	592,675	643,677
Pool# 735581 5.00%, 06/01/35	3,050,464	3,314,877
Pool# 735795 5.00%, 06/01/35	1,859,739	2,022,103
Pool# 310099 5.00%, 08/01/35	3,840,657	4,173,564
Pool# 825753 5.50%, 08/01/35	49,017	53,493
Pool# 834657 5.50%, 08/01/35	7,351	8,023
Pool# 835482 5.50%, 10/01/35	38,447	41,922
Pool# 863626 5.50%, 12/01/35	56,016	61,079
Pool# 865972 5.50%, 03/01/36	93,797	102,275
Pool# 891588 5.50%, 05/01/36	247,588	269,891
Pool# 885808 5.50%, 06/01/36	3,970	4,328
Pool# 745826 6.00%, 07/01/36	18,988	20,838
Pool# 897267 5.50%, 10/01/36	49,534	53,903
Pool# 899215 6.00%, 10/01/36	67,630	74,239
Pool# 310107 5.00%, 11/01/36	233,812	253,786
Pool# 831922 5.50%, 11/01/36	17,140	18,652
Pool# 256513 5.50%, 12/01/36	89,530	97,426
Pool# 903013 5.50%, 12/01/36	186,685	203,151
Pool# 920078 5.50%, 12/01/36	23,303	25,359

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 906869 6.00%, 12/01/36	$93,392	$102,511
Pool# 967685 5.50%, 01/01/37	131,285	142,865
Pool# 888222 6.00%, 02/01/37	51,824	56,876
Pool# 914049 6.00%, 03/01/37	297,042	326,083
Pool# 914752 5.50%, 04/01/37	63,828	69,457
Pool# 897640 5.50%, 05/01/37	86,658	94,301
Pool# 899528 5.50%, 05/01/37	146,746	159,690
Pool# 917988 6.00%, 05/01/37	57,850	63,516
Pool# 899562 5.50%, 06/01/37	55,494	60,388
Pool# 918659 5.50%, 06/01/37	224,471	244,481
Pool# 915639 6.00%, 06/01/37	231,516	254,201
Pool# 939984 6.00%, 06/01/37	141,553	155,387
Pool# 938175 5.50%, 07/01/37	24,643	26,816
Pool# 899598 6.00%, 07/01/37	17,659	19,386
Pool# 928483 6.00%, 07/01/37	99,071	108,762
Pool# 942052 6.00%, 07/01/37	77,180	84,732
Pool# 944526 6.00%, 07/01/37	49,791	54,669
Pool# 942290 5.50%, 08/01/37	90,036	97,978
Pool# 945218 5.50%, 08/01/37	9,998	10,880
Pool# 936895 6.00%, 08/01/37	8,294	9,108
Pool# 952277 5.50%, 09/01/37	1,640	1,785
Pool# 952276 6.00%, 09/01/37	186,951	205,127
Pool# 933131 5.50%, 10/01/37	47,815	52,033
Pool# 943640 5.50%, 10/01/37	4,241	4,615
Pool# 946923 6.00%, 10/01/37	224,722	246,732
Pool# 955770 6.00%, 10/01/37	20,458	22,462
Pool# 960117 5.50%, 11/01/37	2,217	2,413
Pool# 933166 6.00%, 11/01/37	448,297	492,264
Pool# 956411 6.00%, 11/01/37	63,053	69,226
Pool# 959983 6.00%, 11/01/37	130,898	143,707
Pool# 959454 5.50%, 12/01/37	170,002	184,997
Pool# 967254 5.50%, 12/01/37	174,816	190,236
Pool# 929018 6.00%, 12/01/37	102,566	112,605
Pool# 966419 6.00%, 12/01/37	75,095	82,452
Pool# 961181 5.50%, 01/01/38	44,949	48,913
Pool# 961256 5.50%, 01/01/38	111,621	121,467
Pool# 961311 5.50%, 01/01/38	140,108	152,466
Pool# 961348 6.00%, 01/01/38	302,339	332,004
Pool# 965719 6.00%, 01/01/38	50,232	55,150
Pool# 960048 5.50%, 02/01/38	9,326	10,149
Pool# 969757 5.50%, 02/01/38	3,713	4,040
Pool# 969776 5.50%, 02/01/38	82,770	90,122
Pool# 972404 5.50%, 02/01/38	33,697	36,669
Pool# 972701 5.50%, 02/01/38	33,884	36,873
Pool# 961849 5.50%, 03/01/38	85,198	92,713
Pool# 962371 5.50%, 03/01/38	90,601	98,592
Pool# 973775 5.50%, 03/01/38	72,563	78,963
Pool# 974674 5.50%, 03/01/38	57,418	62,482
Pool# 975186 5.50%, 03/01/38	139,414	151,798
Pool# 961992 6.00%, 03/01/38	137,727	151,225
Pool# 933777 5.50%, 04/01/38	25,355	27,592
Pool# 973726 6.00%, 04/01/38	388,015	426,095
Pool# 969268 5.50%, 05/01/38	9,169	9,978
Pool# 970232 5.50%, 05/01/38	13,989	15,222
Pool# 975049 5.50%, 05/01/38	101,592	110,743
Pool# 995048 5.50%, 05/01/38	221,756	241,315
Pool# 889509 6.00%, 05/01/38	97,604	107,176
Pool# 889579 6.00%, 05/01/38	178,970	196,497
Pool# 963774 5.50%, 06/01/38	241,223	262,499
Pool# 976213 5.50%, 06/01/38	9,045	9,842

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 979984 5.50%, 06/01/38	$85,751	$93,315
Pool# 985559 5.50%, 06/01/38	223,521	243,236
Pool# 985731 5.50%, 06/01/38	43,456	47,289
Pool# 986519 5.50%, 06/01/38	11,191	12,178
Pool# 934333 5.50%, 07/01/38	339,327	369,257
Pool# 934351 5.50%, 07/01/38	54,015	58,779
Pool# 963975 5.50%, 07/01/38	164,992	179,544
Pool# 986245 5.50%, 07/01/38	15,224	16,566
Pool# 964970 5.50%, 08/01/38	90,636	98,630
Pool# 975697 5.50%, 08/01/38	26,049	28,346
Pool# 986062 5.50%, 08/01/38	19,051	20,731
Pool# 925973 6.00%, 08/01/38	25,040	27,500
Pool# 983378 6.00%, 08/01/38	92,570	101,656
Pool# 970818 5.50%, 09/01/38	117,785	128,174
Pool# 986938 5.50%, 09/01/38	25,781	28,055
Pool# 970650 5.50%, 10/01/38	182,321	198,402
Pool# 990786 5.50%, 10/01/38	69,192	75,295
Pool# 992471 5.50%, 10/01/38	10,045	10,956
Pool# 930071 6.00%, 10/01/38	854,693	938,680
Pool# 991002 6.00%, 10/01/38	13,718	15,067
Pool# 992035 6.00%, 10/01/38	43,148	47,380
Pool# 934645 5.50%, 11/01/38	157,501	171,393
Pool# 934665 5.50%, 11/01/38	158,785	172,790
Pool# 970809 5.50%, 11/01/38	93,265	101,492
Pool# 985805 5.50%, 11/01/38	145,408	158,234
Pool# 930253 5.50%, 12/01/38	232,736	253,264
Pool# 934249 5.50%, 12/01/38	58,233	63,370
Pool# 970929 5.50%, 12/01/38	182,206	198,277
Pool# 991434 5.50%, 12/01/38	69,131	75,229
Pool# 992676 5.50%, 12/01/38	88,690	96,513
Pool# 992944 5.50%, 12/01/38	67,448	73,397
Pool# AA0694 5.50%, 12/01/38	124,533	135,518
Pool# AD0385 5.50%, 12/01/38	67,252	73,184
Pool# 993100 5.50%, 01/01/39	69,331	75,446
Pool# 993111 5.50%, 01/01/39	88,248	96,032
Pool# AA1638 5.50%, 02/01/39	227,703	247,787
Pool# AD0306 5.50%, 03/01/39	28,179	30,665
Pool# 995845 5.50%, 04/01/39	4,103	4,465
Pool# 935075 6.00%, 04/01/39	76,005	83,768
Pool# AA7238 4.50%, 06/01/39	772,739	825,412
Pool# AC0017 5.50%, 09/01/39	31,099	33,843
Pool# AD0638 6.00%, 09/01/39	178,062	195,509
Pool# AB4143 4.50%, 10/01/39	38,355	40,993
Pool# 190399 5.50%, 11/01/39	26,352	28,676
Pool# 190404 4.50%, 05/01/40	319,594	341,479
Pool# AB1316 5.50%, 05/01/40	170,908	185,982
Pool# AD6432 4.50%, 06/01/40	767,694	820,383
Pool# AD7770 4.50%, 07/01/40	183,533	196,129
Pool# AD6856 5.00%, 07/01/40	14,170	15,354
Pool# AE0217 4.50%, 08/01/40	134,460	143,667
Pool# AD5283 4.50%, 09/01/40	72,292	77,254
Pool# AE5471 4.50%, 10/01/40	162,025	173,146
Pool# AE6039 4.50%, 10/01/40	462,462	494,203
Pool# AH4709 4.50%, 04/01/41	192,847	206,113
Pool# AH9055 4.50%, 04/01/41	23,412	25,023
Pool# AH9471 4.50%, 04/01/41	1,109,080	1,189,705
Pool# AI1193 4.50%, 04/01/41	243,365	260,106
Pool# AB3026 4.00%, 05/01/41	193,565	203,130
Pool# AB3194 4.50%, 06/01/41	1,573,449	1,681,685
Pool# AI4562 4.50%, 06/01/41	208,046	222,357
Pool# AI5011 4.50%, 06/01/41	504,601	539,312
Pool# AI1320 4.50%, 07/01/41	31,836	34,026

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AI7784 4.50%, 07/01/41	$121,152	$129,448
Pool# AI7921 4.50%, 08/01/41	57,180	61,113
Pool# AI3058 4.00%, 09/01/41	177,683	186,464
Pool# AL1700 4.00%, 09/01/41	216,898	227,615
Pool# AL1547 4.50%, 11/01/41	332,137	355,193
Pool# AK6743 4.00%, 03/01/42	548,317	575,497
Pool# AL3322 4.00%, 02/01/43	2,323,199	2,437,998
Federal National Mortgage Association Pool TBA
3.00%, 10/25/43	15,815,000	15,455,455
3.50%, 10/25/43	76,355,000	77,762,795
4.00%, 10/25/43	18,775,000	19,693,214
4.50%, 10/25/43	17,600,000	18,799,000
5.00%, 10/25/43	5,745,000	6,230,632
Government National Mortgage Association I Pool
Pool# 618988 6.00%, 06/15/34	32,292	36,036
Pool# 689575 6.50%, 07/15/38	34,238	38,779

Total U.S. Government Mortgage Backed Agencies (cost $413,423,544)		423,915,708

U.S. Government Sponsored & Agency Obligations 1.6%

	Principal Amount	Market Value
Federal Farm Credit Banks 1.46%, 11/19/19	2,785,000	2,640,119
Federal Home Loan Banks 5.50%, 07/15/36	5,105,000	6,063,863
Federal National Mortgage Association 1.50%, 10/23/19	1,840,000	1,756,499
1.55%, 10/29/19	6,350,000	6,073,681
1.60%, 12/24/20	4,690,000	4,343,235

Total U.S. Government Sponsored & Agency Obligations (cost $22,399,584)		20,877,397

U.S. Treasury Bonds 14.1%

	Principal Amount	Market Value
U.S. Treasury Bonds 6.25%, 08/15/23	$20,495,000	$27,123,851
6.88%, 08/15/25	23,950,000	33,747,047
5.50%, 08/15/28	14,100,000	18,043,594
4.50%, 02/15/36	13,790,000	15,933,915
U.S. Treasury Inflation Indexed Bonds 0.50%, 04/15/15	21,250,000	23,399,489
0.13%, 04/15/17	25,515,000	27,061,193
1.13%, 01/15/21	7,785,000	8,949,692
2.38%, 01/15/25	1,195,000	1,767,612
2.00%, 01/15/26	14,000,000	19,010,523
3.88%, 04/15/29	2,135,000	4,349,165

Total U.S. Treasury Bonds (cost $185,025,818)		179,386,081

U.S. Treasury Notes 19.7%

	Principal Amount	Market Value
U.S. Treasury Notes 0.25%, 06/30/14	100,000,000	100,109,380
0.25%, 09/15/14	110,000,000	110,137,500
1.00%, 10/31/16	980,000	989,035
3.63%, 08/15/19	33,315,000	36,979,650
1.63%, 08/15/22	1,275,000	1,187,742

Total U.S. Treasury Notes (cost $250,039,452)		249,403,307

Yankee Dollar 0.1%

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 0.1%
Suncor Energy, Inc., 6.50%, 06/15/38	1,055,000	1,229,289

Total Yankee Dollar (cost $1,259,890)		1,229,289

Mutual Fund 3.7%

	Shares	Market Value
Money Market Fund 3.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (d)	46,731,480	$46,731,480

Total Mutual Fund (cost $46,731,480)		46,731,480

Total Investments (cost $1,501,424,225)(e) — 119.2%		1,509,963,720
Liabilities in excess of other assets — (19.2)%		(243,721,505)

NET ASSETS — 100.0%		$1,266,242,215

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date represents the actual maturity date.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2013 was $70,006,093 which represents 5.53% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2013.
(d)	Represents 7-day effective yield as of September 30, 2013.
(e)	At September 30, 2013, the tax basis cost of the Fund’s investments was $1,504,206,054, tax unrealized appreciation and depreciation were $28,978,769 and $(23,221,103), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
OJSC	Open Joint Stock Company
PLC	Public Limited Company
Reg. S	Regulation S
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

At September 30, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
247	90 Day Eurodollar	12/19/16	$60,354,450	$(183,626)
2	Banker’s Acceptance	09/14/15	475,560	(1,488)
12	U.S. Treasury Long Bond	12/19/13	1,600,500	35,565

			$62,430,510	$(149,549)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(433)	U.S. Treasury 10 Year Note	12/19/13	$54,727,141	$(1,220,203)
(233)	U.S. Treasury 2 Year Note	12/31/13	51,321,891	(151,457)
(415)	U.S. Treasury 5 Year Note	12/31/13	50,234,453	(698,639)
(95)	U.S. Treasury Ultra Bond	12/19/13	13,498,906	(354,765)

			$169,782,391	$(2,425,064)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$50,298,511	$—	$50,298,511
Commercial Mortgage Backed Securities	—	133,369,236	—	133,369,236
Corporate Bonds	—	384,563,709	—	384,563,709
Futures Contracts	35,565	—	—	35,565
Mutual Fund	46,731,480	—	—	46,731,480
Sovereign Bonds	—	20,189,002	—	20,189,002
U.S. Government Mortgage Backed Agencies	—	423,915,708	—	423,915,708
U.S. Government Sponsored & Agency Obligations	—	20,877,397	—	20,877,397
U.S. Treasury Bonds	—	179,386,081	—	179,386,081
U.S. Treasury Notes	—	249,403,307	—	249,403,307
Yankee Dollar	—	1,229,289	—	1,229,289

Total Assets	$46,767,045	$1,463,232,240	$—	$1,509,999,285

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Liabilities:
Futures Contracts	$(2,610,178)	$—	$—	$(2,610,178)

Total Liabilities	$(2,610,178)	$—	$—	$(2,610,178)

Total	$44,156,867	$1,463,232,240	$—	$1,507,389,107

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Core Plus Bond Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to reduce exposure to changes in the level of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$35,565

Total		$35,565

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(2,610,178)

Total		$(2,610,178)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 95.1%

	Shares	Market Value
BRAZIL 8.3%
Beverages 2.0%
Cia de Bebidas das Americas - Preference Shares, ADR	42,450	$1,627,958

Diversified Financial Services 0.5%
Grupo BTG Pactual	32,100	398,299

Electric Utilities 0.7%
EDP - Energias do Brasil SA	103,100	561,019

Health Care Providers & Services 0.5%
Fleury SA	53,400	442,129

Household Durables 0.5%
Rossi Residencial SA*	276,644	395,687

Metals & Mining 1.4%
Vale SA - Preference Shares, ADR	81,700	1,160,957

Oil, Gas & Consumable Fuels 1.1%
Petroleo Brasileiro SA	123,400	944,305

Transportation Infrastructure 0.9%
Arteris SA	87,300	775,982

Water Utilities 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo	57,600	562,408

		6,868,744

CHILE 0.3%
Commercial Banks 0.3%
Banco Santander Chile, ADR	10,230	268,947

CHINA 16.7%
Airlines 0.7%
Air China Ltd., H Shares	529,880	359,110
China Eastern Airlines Corp. Ltd., H Shares*	722,000	236,482

		595,592

Automobiles 1.9%
Great Wall Motor Co., Ltd., H Shares	289,500	1,572,652

Chemicals 0.6%
China BlueChemical Ltd., H Shares	802,000	473,317

Commercial Banks 3.3%
Bank of China Ltd., H Shares	2,341,000	1,069,764
China Construction Bank Corp., H Shares	2,179,000	1,679,296

		2,749,060

Construction & Engineering 0.7%
China Communications Construction Co., Ltd., H Shares	687,000	543,180

Construction Materials 0.4%
Anhui Conch Cement Co., Ltd., H Shares	114,500	368,284

Diversified Telecommunication Services 1.3%
China Telecom Corp., Ltd., H Shares	2,222,000	1,097,242

Health Care Equipment & Supplies 0.7%
Mindray Medical International Ltd., ADR	14,680	570,905

Life Sciences Tools & Services 1.1%
WuXi PharmaTech (Cayman), Inc., ADR*	33,200	909,680

Machinery 0.8%
Weichai Power Co. Ltd., H Shares	169,000	661,296

Oil, Gas & Consumable Fuels 5.2%
China Petroleum & Chemical Corp., H Shares	1,258,000	986,109
China Shenhua Energy Co. Ltd., H Shares	209,500	639,442
CNOOC Ltd.	1,274,000	2,580,970

		4,206,521

		13,747,729

HONG KONG 4.6%
Hotels, Restaurants & Leisure 1.2%
SJM Holdings Ltd.	350,000	986,213

Household Durables 0.6%
Haier Electronics Group Co., Ltd.	265,000	513,949

Independent Power Producers & Energy Traders 0.9%
China Resources Power Holdings Co., Ltd.	310,000	737,702

Pharmaceuticals 0.4%
Sino Biopharmaceutical Ltd.	456,000	309,107

Real Estate Management & Development 1.5%
China Overseas Land & Investment Ltd.	258,000	763,047
Shimao Property Holdings Ltd.	196,500	452,217

		1,215,264

		3,762,235

INDIA 8.0%
Automobiles 0.8%
Maruti Suzuki India Ltd.	30,010	651,926

Commercial Banks 1.5%
Axis Bank Ltd.	16,720	269,556
ICICI Bank Ltd.	67,210	957,068

		1,226,624

Construction Materials 0.4%
Grasim Industries Ltd., GDR	7,170	303,046

Information Technology Services 3.3%
HCL Technologies Ltd.	84,820	1,473,127
Tata Consultancy Services Ltd.	42,120	1,296,541

		2,769,668

Metals & Mining 0.9%
Sesa Goa Ltd.	254,470	736,349

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Developing Markets Fund

Common Stocks (continued)

	Shares	Market Value
INDIA (continued)
Oil, Gas & Consumable Fuels 1.1%
Oil & Natural Gas Corp., Ltd.	73,610	$314,992
Reliance Industries Ltd.	44,960	590,795

		905,787

		6,593,400

INDONESIA 0.7%
Commercial Banks 0.7%
Bank Negara Indonesia Persero Tbk PT	1,556,000	547,062

MALAYSIA 1.2%
Commercial Banks 0.5%
Malayan Banking Bhd	131,050	395,389

Diversified Financial Services 0.7%
AMMB Holdings Bhd	245,000	557,442

		952,831

MEXICO 1.3%
Commercial Banks 1.3%
Grupo Financiero Banorte SAB de CV, Class O	176,800	1,103,928

NETHERLANDS 1.7%
Internet Software & Services 1.7%
Yandex NV, Class A*	38,550	1,403,991

PERU 0.5%
Commercial Banks 0.5%
Credicorp Ltd.	3,440	441,902

PHILIPPINES 0.9%
Commercial Banks 0.9%
Metropolitan Bank & Trust Co.	391,443	746,834

RUSSIA 9.2%
Commercial Banks 1.7%
Sberbank of Russia, ADR	114,700	1,379,841

Food & Staples Retailing 1.3%
Magnit OJSC	4,280	1,083,406

Oil, Gas & Consumable Fuels 4.2%
Gazprom OAO, ADR	190,180	1,677,388
LUKOIL OAO, ADR	27,940	1,775,866

		3,453,254

Wireless Telecommunication Services 2.0%
Mobile Telesystems OJSC, ADR	74,390	1,655,921

		7,572,422

SOUTH AFRICA 3.4%
Distributors 0.5%
Imperial Holdings Ltd.	19,690	427,723

Diversified Financial Services 0.6%
FirstRand Ltd.	158,650	529,164

Food Products 0.5%
Tiger Brands Ltd.	14,370	428,153

Wireless Telecommunication Services 1.8%
MTN Group Ltd.	74,500	1,454,856

		2,839,896

SOUTH KOREA 19.3%
Auto Components 1.2%
Hankook Tire Co. Ltd.	10,276	587,168
Hyundai Mobis	1,610	428,295

		1,015,463

Automobiles 3.6%
Hyundai Motor Co.	12,848	2,997,606

Chemicals 0.9%
LG Chem Ltd.	2,577	736,914

Commercial Banks 3.3%
BS Financial Group, Inc.	32,240	481,430
DGB Financial Group, Inc.	47,190	711,173
Hana Financial Group, Inc.	43,740	1,499,071

		2,691,674

Construction & Engineering 0.7%
Daelim Industrial Co., Ltd.	6,402	577,844

Diversified Telecommunication Services 0.9%
KT Corp.	21,870	732,467

Food & Staples Retailing 0.4%
E-Mart Co., Ltd.	1,584	356,909

Industrial Conglomerates 1.1%
LG Corp.	14,570	897,682

Semiconductors & Semiconductor Equipment 5.8%
Samsung Electronics Co., Ltd.	2,484	3,159,632
SK Hynix Inc.*	54,130	1,524,381

		4,684,013

Tobacco 0.6%
KT&G Corp.	7,476	535,476

Wireless Telecommunication Services 0.8%
SK Telecom Co. Ltd.	3,350	685,040

		15,911,088

TAIWAN 10.3%
Commercial Banks 2.4%
E.Sun Financial Holding Co., Ltd.	1,296,900	840,605
Mega Financial Holding Co. Ltd.	1,378,835	1,130,520

		1,971,125

Computers & Peripherals 0.5%
Inventec Corp.	447,000	432,285

Diversified Financial Services 1.0%
Fubon Financial Holding Co., Ltd.	596,300	825,289

Electronic Equipment, Instruments & Components 1.3%
Delta Electronics, Inc.	46,000	223,376
Hon Hai Precision Industry Co., Ltd.	328,350	842,662

		1,066,038

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Developing Markets Fund

Common Stocks (continued)

	Shares	Market Value
TAIWAN (continued)
Insurance 1.3%
China Life Insurance Co., Ltd.	1,220,940	$1,100,990

Semiconductors & Semiconductor Equipment 3.8%
Advanced Semiconductor Engineering, Inc.	651,000	629,669
King Yuan Electronics Co. Ltd.	136,000	93,779
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	140,710	2,386,441

		3,109,889

		8,505,616

THAILAND 6.2%
Chemicals 1.5%
PTT Global Chemical PCL	546,519	1,304,394

Commercial Banks 1.4%
Bangkok Bank PCL REG	114,300	720,356
Siam Commercial Bank PCL	90,500	449,896

		1,170,252

Diversified Telecommunication Services 0.7%
Jasmine International PCL	2,214,600	585,193

Oil, Gas & Consumable Fuels 1.1%
PTT PCL	87,200	882,010

Transportation Infrastructure 1.5%
Airports of Thailand PCL	199,500	1,204,229

		5,146,078

TURKEY 2.5%
Commercial Banks 1.2%
Asya Katilim Bankasi AS*	472,100	446,589
Turkiye Halk Bankasi AS	70,520	516,500

		963,089

Industrial Conglomerates 0.5%
Enka Insaat ve Sanayi AS	149,040	444,012

Metals & Mining 0.8%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	483,286	269,708
Koza Altin Isletmeleri AS	22,230	353,803

		623,511

		2,030,612

Total Common Stocks (cost $73,099,667)		78,443,315

Preferred Stocks 3.7%

	Shares	Market Value
BRAZIL 3.7%
Commercial Banks 2.0%
Itau Unibanco Holding SA - Preference Shares	114,200	$1,621,050

Food & Staples Retailing 1.7%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Preference Shares	31,400	1,430,943

Total Preferred Stocks (cost $3,396,916)		3,051,993

Exchange Traded Fund 1.1%

	Shares	Market Value
UNITED STATES 1.1%
iShares MSCI Emerging Markets ETF	21,340	870,032

Total Exchange Traded Fund (cost $917,546)		870,032

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(a)	701,570	701,570

Total Mutual Fund (cost $701,570)		701,570

Total Investments (cost $78,115,699)(b) — 100.8%		83,066,910
Liabilities in excess of other assets — (0.8)%		(680,730)

NET ASSETS — 100.0%		$82,386,180

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2013.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $78,783,720, tax unrealized appreciation and depreciation were $9,511,239 and $(5,228,049), respectively.

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
REG	Registered Shares

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Developing Markets Fund

SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Developing Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$595,592	$—	$595,592
Auto Components	—	1,015,463	—	1,015,463
Automobiles	—	5,222,184	—	5,222,184
Beverages	1,627,958	—	—	1,627,958
Chemicals	—	2,514,625	—	2,514,625
Commercial Banks	3,194,618	12,461,109	—	15,655,727
Computers & Peripherals	—	432,285	—	432,285
Construction & Engineering	—	1,121,024	—	1,121,024
Construction Materials	—	671,330	—	671,330
Distributors	—	427,723	—	427,723
Diversified Financial Services	398,299	1,911,895	—	2,310,194
Diversified Telecommunication Services	—	2,414,902	—	2,414,902
Electric Utilities	561,019	—	—	561,019
Electronic Equipment, Instruments & Components	—	1,066,038	—	1,066,038
Food & Staples Retailing	—	1,440,315	—	1,440,315
Food Products	—	428,153	—	428,153
Health Care Equipment & Supplies	570,905	—	—	570,905

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Developing Markets Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	$442,129	$—	$—	$442,129
Hotels, Restaurants & Leisure	—	986,213	—	986,213
Household Durables	395,687	513,949	—	909,636
Independent Power Producers & Energy Traders	—	737,702	—	737,702
Industrial Conglomerates	—	1,341,694	—	1,341,694
Information Technology Services	—	2,769,668	—	2,769,668
Insurance	—	1,100,990	—	1,100,990
Internet Software & Services	1,403,991	—	—	1,403,991
Life Sciences Tools & Services	909,680	—	—	909,680
Machinery	—	661,296	—	661,296
Metals & Mining	1,160,957	1,359,860	—	2,520,817
Oil, Gas & Consumable Fuels	4,397,559	5,994,318	—	10,391,877
Pharmaceuticals	—	309,107	—	309,107
Real Estate Management & Development	—	1,215,264	—	1,215,264
Semiconductors & Semiconductor Equipment	2,386,441	5,407,461	—	7,793,902
Tobacco	—	535,476	—	535,476
Transportation Infrastructure	775,982	1,204,229	—	1,980,211
Water Utilities	562,408	—	—	562,408
Wireless Telecommunication Services	1,655,921	2,139,896	—	3,795,817

Total Common Stocks	$20,443,554	$57,999,761	$—	$78,443,315

Exchange Traded Fund	870,032	—	—	870,032
Mutual Fund	701,570	—	—	701,570
Preferred Stocks	3,051,993	—	—	3,051,993

Total	$25,067,149	$57,999,761	$—	$83,066,910

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 93.5%

	Shares	Market Value
BRAZIL 8.1%
Beverages 2.0%
Cia de Bebidas das Americas - Preference Shares, ADR	72,600	$2,784,211

Diversified Financial Services 0.5%
Grupo BTG Pactual	51,500	639,015

Electric Utilities 0.7%
EDP - Energias do Brasil SA	169,900	924,511

Health Care Providers & Services 0.5%
Fleury SA	86,400	715,354

Household Durables 0.4%
Rossi Residencial SA*	436,255	623,981

Metals & Mining 1.3%
Vale SA - Preference Shares, ADR	130,400	1,852,984

Oil, Gas & Consumable Fuels 1.1%
Petroleo Brasileiro SA	202,400	1,548,844

Transportation Infrastructure 0.9%
Arteris SA	144,100	1,280,860

Water Utilities 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo	94,800	925,629

		11,295,389

CHILE 0.3%
Commercial Banks 0.3%
Banco Santander Chile, ADR	17,130	450,348

CHINA 16.7%
Airlines 0.7%
Air China Ltd., H Shares	878,000	595,038
China Eastern Airlines Corp. Ltd., H Shares*	1,126,000	368,807

		963,845

Automobiles 2.0%
Great Wall Motor Co., Ltd., H Shares	509,000	2,765,043

Chemicals 0.6%
China BlueChemical Ltd., H Shares	1,330,000	784,927

Commercial Banks 3.4%
Bank of China Ltd., H Shares	4,036,000	1,844,327
China Construction Bank Corp., H Shares	3,735,000	2,878,463

		4,722,790

Construction & Engineering 0.6%
China Communications Construction Co., Ltd., H Shares	1,140,000	901,347

Construction Materials 0.4%
Anhui Conch Cement Co., Ltd., H Shares	189,500	609,518

Diversified Telecommunication Services 1.4%
China Telecom Corp., Ltd., H Shares	3,824,000	1,888,322

Health Care Equipment & Supplies 0.7%
Mindray Medical International Ltd., ADR	24,590	956,305

Life Sciences Tools & Services 1.1%
WuXi PharmaTech (Cayman), Inc., ADR*	55,680	1,525,632

Machinery 0.8%
Weichai Power Co. Ltd., H Shares	279,000	1,091,725

Oil, Gas & Consumable Fuels 5.0%
China Petroleum & Chemical Corp., H Shares	2,089,000	1,637,506
China Shenhua Energy Co. Ltd., H Shares	346,500	1,057,598
CNOOC Ltd.	2,090,000	4,234,087

		6,929,191

		23,138,645

HONG KONG 4.4%
Hotels, Restaurants & Leisure 1.1%
SJM Holdings Ltd.	565,000	1,592,029

Household Durables 0.6%
Haier Electronics Group Co., Ltd.	426,000	826,197

Independent Power Producers & Energy Traders 0.9%
China Resources Power Holdings Co., Ltd.	510,000	1,213,640

Pharmaceuticals 0.4%
Sino Biopharmaceutical Ltd.	764,000	517,889

Real Estate Management & Development 1.4%
China Overseas Land & Investment Ltd.	426,000	1,259,915
Shimao Property Holdings Ltd.	326,000	750,243

		2,010,158

		6,159,913

INDIA 7.8%
Automobiles 0.8%
Maruti Suzuki India Ltd.	48,520	1,054,031

Commercial Banks 1.4%
Axis Bank Ltd.	27,690	446,412
ICICI Bank Ltd.	109,840	1,564,117

		2,010,529

Construction Materials 0.4%
Grasim Industries Ltd., GDR	11,660	492,819

Information Technology Services 3.2%
HCL Technologies Ltd.	139,210	2,417,755
Tata Consultancy Services Ltd.	69,610	2,142,740

		4,560,495

Metals & Mining 0.9%
Sesa Goa Ltd.	422,338	1,222,102

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Market Value
INDIA (continued)
Oil, Gas & Consumable Fuels 1.1%
Oil & Natural Gas Corp., Ltd.	128,670	$550,605
Reliance Industries Ltd.	74,450	978,307

		1,528,912

		10,868,888

INDONESIA 0.7%
Commercial Banks 0.7%
Bank Negara Indonesia Persero Tbk PT	2,581,500	907,609

MALAYSIA 1.1%
Commercial Banks 0.5%
Malayan Banking Bhd	217,480	656,156

Diversified Financial Services 0.6%
AMMB Holdings Bhd	405,200	921,940

		1,578,096

MEXICO 1.3%
Commercial Banks 1.3%
Grupo Financiero Banorte SAB de CV, Class O	289,100	1,805,122

NETHERLANDS 1.7%
Internet Software & Services 1.7%
Yandex NV, Class A*	63,970	2,329,787

PERU 0.5%
Commercial Banks 0.5%
Credicorp Ltd.	5,470	702,676

PHILIPPINES 0.9%
Commercial Banks 0.9%
Metropolitan Bank & Trust Co.	640,536	1,222,078

RUSSIA 8.9%
Commercial Banks 1.6%
Sberbank of Russia, ADR	190,380	2,290,271

Food & Staples Retailing 1.2%
Magnit OJSC	6,850	1,733,955

Oil, Gas & Consumable Fuels 4.2%
Gazprom OAO, ADR	311,890	2,750,870
LUKOIL OAO, ADR	45,820	2,912,320

		5,663,190

Wireless Telecommunication Services 1.9%
Mobile Telesystems OJSC, ADR	121,170	2,697,244

		12,384,660

SOUTH AFRICA 3.4%
Distributors 0.5%
Imperial Holdings Ltd.	32,650	709,251

Diversified Financial Services 0.7%
FirstRand Ltd.	276,340	921,709

Food Products 0.5%
Tiger Brands Ltd.	23,570	702,266

Wireless Telecommunication Services 1.7%
MTN Group Ltd.	123,120	2,404,322

		4,737,548

SOUTH KOREA 19.0%
Auto Components 1.2%
Hankook Tire Co. Ltd.	16,319	932,464
Hyundai Mobis	2,669	710,012

		1,642,476

Automobiles 3.7%
Hyundai Motor Co.	21,986	5,129,620

Chemicals 0.9%
LG Chem Ltd.	4,259	1,217,895

Commercial Banks 3.2%
BS Financial Group, Inc.	53,480	798,601
DGB Financial Group, Inc.	78,300	1,180,013
Hana Financial Group, Inc.	72,570	2,487,142

		4,465,756

Construction & Engineering 0.7%
Daelim Industrial Co., Ltd.	10,608	957,477

Diversified Telecommunication Services 0.8%
KT Corp.	34,910	1,169,201

Food & Staples Retailing 0.4%
E-Mart Co., Ltd.	2,623	591,018

Industrial Conglomerates 1.0%
LG Corp.	23,425	1,443,253

Semiconductors & Semiconductor Equipment 5.7%
Samsung Electronics Co., Ltd.	4,179	5,315,661
SK Hynix Inc.*	89,540	2,521,580

		7,837,241

Tobacco 0.6%
KT&G Corp.	12,407	888,663

Wireless Telecommunication Services 0.8%
SK Telecom Co. Ltd.	5,470	1,118,558

		26,461,158

TAIWAN 10.3%
Commercial Banks 2.4%
E.Sun Financial Holding Co., Ltd.	2,151,600	1,394,592
Mega Financial Holding Co. Ltd.	2,324,495	1,905,874

		3,300,466

Computers & Peripherals 0.5%
Inventec Corp.	739,000	714,673

Diversified Financial Services 1.0%
Fubon Financial Holding Co., Ltd.	984,700	1,362,841

Electronic Equipment, Instruments & Components 1.2%
Delta Electronics, Inc.	70,000	339,921
Hon Hai Precision Industry Co., Ltd.	541,420	1,389,473

		1,729,394

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Market Value
TAIWAN (continued)
Insurance 1.3%
China Life Insurance Co., Ltd.	2,018,940	$1,820,592

Semiconductors & Semiconductor Equipment 3.9%
Advanced Semiconductor Engineering, Inc.	1,075,000	1,039,776
King Yuan Electronics Co. Ltd.	202,000	139,290
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	243,960	4,137,561

		5,316,627

		14,244,593

THAILAND 6.0%
Chemicals 1.6%
PTT Global Chemical PCL	901,536	2,151,726

Commercial Banks 1.3%
Bangkok Bank PCL REG	184,100	1,160,258
Siam Commercial Bank PCL	142,400	707,903

		1,868,161

Diversified Telecommunication Services 0.7%
Jasmine International PCL	3,662,900	967,896

Oil, Gas & Consumable Fuels 1.0%
PTT PCL	139,400	1,410,002

Transportation Infrastructure 1.4%
Airports of Thailand PCL	324,300	1,957,551

		8,355,336

TURKEY 2.4%
Commercial Banks 1.2%
Asya Katilim Bankasi AS*	783,290	740,963
Turkiye Halk Bankasi AS	115,850	848,504

		1,589,467

Industrial Conglomerates 0.5%
Enka Insaat ve Sanayi AS	247,160	736,326

Metals & Mining 0.7%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	770,700	430,105
Koza Altin Isletmeleri AS	35,430	563,889

		993,994

		3,319,787

Total Common Stocks (cost $120,114,215)		129,961,633

Preferred Stocks 3.7%

	Shares	Market Value
BRAZIL 3.7%
Commercial Banks 1.9%
Itau Unibanco Holding SA - Preference Shares	186,480	$2,647,052

Food & Staples Retailing 1.8%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Preference Shares	53,900	2,456,301

Total Preferred Stocks (cost $5,652,803)		5,103,353

Exchange Traded Fund 2.4%

	Shares	Market Value
UNITED STATES 2.4%
iShares MSCI Emerging Markets ETF	80,160	3,268,123

Total Exchange Traded Fund (cost $3,402,983)		3,268,123

Mutual Fund 0.5%

	Shares	Market Value
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(a)	740,275	740,275

Total Mutual Fund (cost $740,275)		740,275

Total Investments (cost $129,910,276)(b) — 100.1%		139,073,384
Liabilities in excess of other assets — (0.1)%		(162,231)

NET ASSETS — 100.0%		$138,911,153

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2013.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $130,577,518, tax unrealized appreciation and depreciation were $17,104,809 and $(8,608,943), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Emerging Markets Fund

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Emerging Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$963,845	$—	$963,845
Auto Components	—	1,642,476	—	1,642,476
Automobiles	—	8,948,694	—	8,948,694
Beverages	2,784,211	—	—	2,784,211
Chemicals	—	4,154,548	—	4,154,548
Commercial Banks	5,248,417	20,743,012	—	25,991,429
Computers & Peripherals	—	714,673	—	714,673
Construction & Engineering	—	1,858,824	—	1,858,824
Construction Materials	—	1,102,337	—	1,102,337
Distributors	—	709,251	—	709,251
Diversified Financial Services	639,015	3,206,490	—	3,845,505
Diversified Telecommunication Services	—	4,025,419	—	4,025,419
Electric Utilities	924,511	—	—	924,511

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$—	$1,729,394	$—	$1,729,394
Food & Staples Retailing	—	2,324,973	—	2,324,973
Food Products	—	702,266	—	702,266
Health Care Equipment & Supplies	956,305	—	—	956,305
Health Care Providers & Services	715,354	—	—	715,354
Hotels, Restaurants & Leisure	—	1,592,029	—	1,592,029
Household Durables	623,981	826,197	—	1,450,178
Independent Power Producers & Energy Traders	—	1,213,640	—	1,213,640
Industrial Conglomerates	—	2,179,579	—	2,179,579
Information Technology Services	—	4,560,495	—	4,560,495
Insurance	—	1,820,592	—	1,820,592
Internet Software & Services	2,329,787	—	—	2,329,787
Life Sciences Tools & Services	1,525,632	—	—	1,525,632
Machinery	—	1,091,725	—	1,091,725
Metals & Mining	1,852,984	2,216,096	—	4,069,080
Oil, Gas & Consumable Fuels	7,212,034	9,868,105	—	17,080,139
Pharmaceuticals	—	517,889	—	517,889
Real Estate Management & Development	—	2,010,158	—	2,010,158
Semiconductors & Semiconductor Equipment	4,137,561	9,016,307	—	13,153,868
Tobacco	—	888,663	—	888,663
Transportation Infrastructure	1,280,860	1,957,551	—	3,238,411
Water Utilities	925,629	—	—	925,629
Wireless Telecommunication Services	2,697,244	3,522,880	—	6,220,124

Total Common Stocks	$33,853,525	$96,108,108	$—	$129,961,633

Exchange Traded Fund	3,268,123	—	—	3,268,123
Mutual Fund	740,275	—	—	740,275
Preferred Stocks	5,103,353	—	—	5,103,353

Total	$42,965,276	$96,108,108	$—	$139,073,384

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities 27.0%

	Principal Amount	Market Value
Automobiles 19.2%
Ally Auto Receivables Trust Series 2010-2, Class A4, 2.09%, 05/15/15	$878,264	$881,107
Series 2012-4, Class A3, 0.59%, 01/17/17	2,110,000	2,106,069
Series 2012-SN1, Class A3, 0.57%, 08/20/15	1,160,000	1,159,919
AmeriCredit Automobile Receivables Trust Series 2012-4, Class A3, 0.67%, 06/08/17	1,470,000	1,466,870
Series 2012-5, Class A2, 0.51%, 01/08/16	451,245	451,061
Series 2013-2, Class A2, 0.53%, 11/08/16	1,600,000	1,599,880
Bank of America Auto Trust, Series 2010-2, Class A4, 1.94%, 06/15/17	1,322,466	1,325,441
BMW Vehicle Lease Trust, Series 2013-1, Class A2, 0.40%, 01/20/15	4,000,000	3,997,320
BMW Vehicle Owner Trust, Series 2011-A, Class A3, 0.76%, 08/25/15	1,721,641	1,723,824
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	1,800,000	1,798,207
CarMax Auto Owner Trust Series 2010-2, Class A4, 2.04%, 10/15/15	545,527	548,939
Series 2011-3, Class A3, 1.07%, 06/15/16	422,828	424,244
Series 2013-1, Class A2, 0.42%, 03/15/16	2,912,355	2,911,881
Series 2013-2, Class A2, 0.42%, 06/15/16	2,150,000	2,149,221
Ford Credit Auto Owner Trust Series 2009-E, Class A4, 2.42%, 11/15/14	670,768	671,528
Series 2011-A, Class A4, 1.65%, 05/15/16	4,355,000	4,380,506
Series 2012-A, Class A3, 0.84%, 08/15/16	1,596,752	1,599,858
Series 2012-B, Class A2, 0.57%, 01/15/15	74,693	74,695
Series 2012-B, Class A3, 0.72%, 12/15/16	1,180,000	1,181,323
Series 2013-B, Class A2, 0.38%, 02/15/16	2,600,000	2,598,391
Harley-Davidson Motorcycle Trust Series 2011-1, Class A3, 0.96%, 05/16/16	915,529	916,720
Series 2011-2, Class A3, 1.11%, 09/15/16	3,030,526	3,037,376
Series 2012-1, Class A3, 0.68%, 04/15/17	560,000	560,479
Series 2013-1, Class A2, 0.45%, 08/15/16	3,076,997	3,075,178
Honda Auto Receivables Owner Trust Series 2012-1, Class A3, 0.77%, 01/15/16	4,000,000	4,007,830
Series 2012-2, Class A2, 0.56%, 11/17/14	479,206	479,311
Series 2012-3, Class A3, 0.56%, 05/15/16	5,000,000	5,003,020
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2, 0.51%, 09/15/15(a)	2,928,905	2,927,866
Hyundai Auto Receivables Trust Series 2009-A, Class A4, 3.15%, 03/15/16	1,016,193	1,019,084
Series 2011-A, Class A4, 1.78%, 12/15/15	2,110,000	2,126,410
Series 2012-B, Class A3, 0.62%, 09/15/16	960,000	961,121
Mercedes-Benz Auto Receivables Trust Series 2011-1, Class A4, 1.22%, 12/15/17	1,500,000	1,507,393
Series 2012-1, Class A3, 0.47%, 10/17/16	1,975,000	1,974,023
Nissan Auto Lease Trust, Series 2012-B, Class A3, 0.58%, 11/16/15	1,800,000	1,799,439
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, 05/16/16	1,550,000	1,553,059
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A4, 1.19%, 12/17/18(a)	4,975,000	4,986,098
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A3, 0.54%, 12/21/15(a)	1,400,000	1,399,314
Santander Drive Auto Receivables Trust, Series 2013-2, Class A2, 0.47%, 03/15/16	1,627,542	1,626,818
Toyota Auto Receivables Owner Trust Series 2012-A, Class A3, 0.75%, 02/16/16	1,965,000	1,968,958
Series 2012-B, Class A3, 0.46%, 07/15/16	1,065,000	1,064,296
Series 2013-B, Class A2, 0.48%, 02/15/16	5,500,000	5,501,058
USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, 08/15/16	1,200,000	1,199,347

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Automobiles (continued)
Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A4, 1.98%, 09/20/17	$710,000	$719,006
World Omni Auto Receivables Trust Series 2010-A, Class A4, 2.21%, 05/15/15	1,027,534	1,029,500
Series 2011-A, Class A4, 1.91%, 04/15/16	1,700,000	1,715,753

		85,208,741

Credit Card 3.1%
BA Credit Card Trust, Series 2006-A7, Class A7, 0.22%, 12/15/16(b)	2,400,000	2,397,685
Capital One Multi-Asset Execution Trust, Series 2013-A2, Class A2, 0.36%, 02/15/19(b)	4,000,000	3,987,235
Chase Issuance Trust, Series 2013-A5, Class A, 0.47%, 05/15/17	3,500,000	3,494,922
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4, 4.90%, 06/23/16	4,000,000	4,128,486

		14,008,328

Other 4.4%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 02/15/16	1,935,046	1,954,902
CNH Equipment Trust Series 2012-C, Class A2, 0.44%, 02/16/16	338,458	338,317
Series 2012-C, Class A3, 0.57%, 12/15/17	825,000	823,320
FPL Recovery Funding LLC, Series 2007-A, Class A3, 5.13%, 08/01/17	1,960,233	2,038,134
GE Equipment Midticket LLC, Series 2012-1, Class A3, 0.60%, 05/23/16	1,090,000	1,087,825
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 1.04%, 09/21/15(a)	1,000,000	1,002,430
GE Equipment Transportation LLC Series 2011-1, Class A3, 1.00%, 10/20/14	58,476	58,487
Series 2011-1, Class A4, 1.33%, 05/20/19	1,050,000	1,051,486
Series 2013-1, Class A2, 0.50%, 11/24/15	1,265,000	1,262,896
John Deere Owner Trust, Series 2012-B, Class A3, 0.53%, 07/15/16	2,000,000	1,998,453
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A4, 5.42%, 08/15/17	632,251	665,253
Series 2004-1, Class A3, 5.29%, 05/15/18	1,357,188	1,440,952
PSE&G Transition Funding LLC, Series 2001-1, Class A7, 6.75%, 06/15/16	1,875,309	1,926,641
Volvo Financial Equipment LLC, Series 2012-1A, Class A3, 0.91%, 08/17/15(a)	3,886,642	3,890,527

		19,539,623

Student Loan 0.3%
SLM Private Education Loan Trust, Series 2013-1, Class A1, 0.33%, 02/27/17(b)	1,467,818	1,466,224

Total Asset-Backed Securities (cost $120,619,552)		120,222,916

Collateralized Mortgage Obligations 14.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 3573, Class LC, 1.85%, 08/15/14	86,238	86,320
Series 3610, Class AB, 1.40%, 12/15/14	186,532	186,626
Series 3612, Class AE, 1.40%, 12/15/14	312,533	313,085
Series 3865, Class DA, 1.25%, 12/15/16	269,341	270,258
Series 3818, Class UA, 1.35%, 02/15/17	816,765	820,141
Series 3827, Class CA, 1.50%, 04/15/17	845,010	850,175
Series 2453, Class BD, 6.00%, 05/15/17	1,026,992	1,089,205
Series 3758, Class CD, 1.50%, 08/15/17	873,303	879,964
Series 3440, Class JA, 4.50%, 10/15/17	482,255	494,639
Series 2628, Class DQ, 3.00%, 11/15/17	135,365	136,056
Series 2628, Class GQ, 3.14%, 11/15/17	118,445	119,089
Series 2629, Class AN, 3.50%, 01/15/18	282,174	286,750
Series 2641, Class KU, 3.50%, 01/15/18	870,415	880,257
Series 2641, Class KJ, 4.00%, 01/15/18	174,083	176,371

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS (continued) Series 2555, Class B, 4.25%, 01/15/18	$395,503	$411,118
Series 3840, Class BA, 2.00%, 02/15/18	1,223,551	1,242,023
Series 2637, Class A, 3.38%, 03/15/18	322,178	329,241
Series 2643, Class HT, 4.50%, 03/15/18	542,899	560,434
Series 2643, Class NT, 4.50%, 03/15/18	321,649	327,126
Series 2783, Class AE, 4.00%, 04/15/18	48,585	48,761
Series 3887, Class BY, 1.00%, 08/15/18	1,140,729	1,125,011
Series 3728, Class CA, 1.50%, 10/15/18	1,033,591	1,034,444
Series 2695, Class DG, 4.00%, 10/15/18	398,068	415,577
Series 3756, Class DA, 1.20%, 11/15/18	338,954	337,456
Series 3636, Class EB, 2.00%, 11/15/18	516,512	524,364
Series 2877, Class GP, 4.00%, 11/15/18	135,736	136,779
Series 3649, Class EA, 2.25%, 12/15/18	968,402	986,810
Series 3659, Class DE, 2.00%, 03/15/19	774,968	785,396
Series 2930, Class KC, 4.50%, 06/15/19	332,437	337,331
Series 2838, Class FB, 0.48%, 08/15/19(b)	353,238	353,122
Series 2854, Class DL, 4.00%, 09/15/19	885,562	927,146
Series 3683, Class AD, 2.25%, 06/15/20	433,534	437,230
Series 3799, Class GK, 2.75%, 01/15/21	1,215,888	1,245,677
Series 3277, Class A, 4.00%, 01/15/21	257,875	261,936
Series 3815, Class DE, 3.00%, 10/15/21	1,005,001	1,033,299
Series 3872, Class ND, 2.00%, 12/15/21	844,765	853,853
Series 3609, Class LC, 3.50%, 12/15/24	1,441,780	1,496,573
Series 3745, Class PB, 2.50%, 03/15/25	593,474	609,024
Series 3943, Class LB, 3.00%, 07/15/25	717,878	744,722
Series 3845, Class ME, 3.00%, 09/15/25	1,120,891	1,155,411
Series 3845, Class FQ, 0.43%, 02/15/26(b)	3,417,869	3,424,447
Series 3919, Class AF, 0.53%, 03/15/30(b)	531,462	533,414
Series 2763, Class FA, 0.53%, 04/15/32(b)	773,392	777,560
Series 2763, Class FC, 0.53%, 04/15/32(b)	2,452,217	2,465,435
Series 2650, Class FX, 0.58%, 12/15/32(b)	1,248,164	1,255,168
Series 2990, Class WF, 0.58%, 02/15/35(b)	148,020	148,566
Series 3260, Class PF, 0.48%, 01/15/37(b)	1,207,459	1,208,208
Series 3411, Class FL, 0.88%, 02/15/38(b)	574,802	581,481
Federal National Mortgage Association REMICS Series 2002-7, Class QG, 5.50%, 03/25/17	329,558	345,510
Series 2002-16, Class XU, 5.50%, 04/25/17	1,224,579	1,276,522
Series 2002-15, Class PG, 6.00%, 04/25/17	667,490	702,551
Series 2002-55, Class QE, 5.50%, 09/25/17	2,136,458	2,245,673
Series 2002-89, Class CB, 5.00%, 01/25/18	1,121,400	1,186,552
Series 2003-49, Class TK, 3.50%, 03/25/18	533,721	545,590
Series 2003-35, Class FY, 0.58%, 05/25/18(b)	646,121	649,398
Series 2011-69, Class AB, 1.50%, 05/25/18	1,316,260	1,325,547
Series 2003-57, Class NB, 3.00%, 06/25/18	54,456	56,237
Series 2010-30, Class DB, 2.00%, 08/25/18	834,134	847,032
Series 2010-12, Class AC, 2.50%, 12/25/18	1,494,081	1,528,942
Series 2003-120, Class BL, 3.50%, 12/25/18	1,223,931	1,268,458
Series 2008-15, Class JM, 4.00%, 02/25/19	194,095	198,448
Series 2008-18, Class MD, 4.00%, 03/25/19	714,696	746,531
Series 2009-47, Class EC, 3.50%, 08/25/19	591,182	613,386
Series 2011-122, Class EC, 1.50%, 01/25/20	1,499,189	1,506,660
Series 2011-38, Class AH, 2.75%, 05/25/20	465,960	476,367
Series 2007-36, Class AB, 5.00%, 11/25/21	764,423	796,234
Series 2011-47, Class MA, 2.50%, 01/25/22	592,030	604,959
Series 2008-15, Class EL, 4.25%, 06/25/22	716,427	736,058
Series 2008-51, Class CD, 4.50%, 11/25/22	332,776	343,241
Series 2009-88, Class EA, 4.50%, 05/25/23	185,925	188,418
Series 2009-44, Class A, 4.50%, 12/25/23	288,732	300,281
Series 2009-76, Class MA, 4.00%, 09/25/24	160,394	165,963
Series 2010-2, Class QF, 0.73%, 06/25/27(b)	626,400	628,790
Series 2011-124, Class CG, 3.00%, 09/25/29	510,196	527,573
Series 2003-130, Class GF, 0.63%, 12/25/33(b)	689,256	694,519

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal National Mortgage Association REMICS (continued) Series 2004-60, Class FW, 0.63%, 04/25/34(b)	1,664,693	1,677,403
Series 2005-66, Class PF, 0.43%, 07/25/35(b)	641,931	643,157
Series 2006-27, Class BF, 0.48%, 04/25/36(b)	792,022	795,091
Series 2007-2, Class HF, 0.53%, 08/25/36(b)	227,265	227,820
Series 2010-15, Class FD, 0.92%, 03/25/40(b)	448,148	454,954
Series 2010-123, Class FL, 0.61%, 11/25/40(b)	737,061	738,849
Government National Mortgage Association Series 2010-47, Class TA, 3.00%, 11/16/30	226,001	227,860
Series 2003-102, Class MU, 4.25%, 01/20/33	708,450	717,148
Series 2004-88, Class EF, 0.58%, 06/17/34(b)	1,390,945	1,397,238
Series 2006-33, Class NA, 5.00%, 01/20/36	196,203	208,857
Series 2010-67, Class DA, 2.50%, 04/20/36	814,315	826,924
Series 2009-57, Class BA, 2.25%, 06/16/39	196,223	197,877

Total Collateralized Mortgage Obligations (cost $63,423,514)		63,321,697

Commercial Mortgage Backed Securities 5.2%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3, Class A2, 4.50%, 07/10/43	$351,458	$363,141
Series 2005-5, Class ASB, 5.05%, 10/10/45(b)	407,840	413,020
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	1,815,544	1,801,002
Commercial Mortgage Pass Through Certificates Series 2012-CR1, Class A1, 1.12%, 05/15/45	1,358,227	1,357,474
Series 2012-CR2, Class A1, 0.82%, 08/15/45	2,245,246	2,233,221
Series 2012-CR3, Class A1, 0.67%, 11/15/45	1,018,163	1,009,107
Series 2012-LC4, Class A1, 1.16%, 12/10/44	390,440	390,547
FDIC Commercial Mortgage Trust, Series 2012-C1, Class A, 0.84%, 05/25/35(a)(b)	1,902,589	1,906,974
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1, 1.14%, 05/10/45	2,757,914	2,753,589
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3, 4.70%, 07/15/42	548,115	547,402
Series 2012-C8, Class A1, 0.71%, 10/15/45	923,752	917,393
Series 2012-CBX, Class A1, 0.96%, 06/15/45	1,291,950	1,290,430
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A1, 0.92%, 08/15/45	1,424,699	1,419,584
Series 2012-C6, Class A1, 0.66%, 11/15/45	1,017,571	1,008,982
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class APB, 5.09%, 07/15/42(b)	159,547	160,021
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	3,061,524	3,037,256
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class A1, 0.86%, 08/15/45	657,843	653,872
Series 2012-C9, Class A1, 0.67%, 11/15/45	1,763,972	1,747,996

Total Commercial Mortgage Backed Securities (cost $23,145,600)		23,011,011

Corporate Bonds 44.4%

	Principal Amount	Market Value
Automobiles 0.4%
PACCAR, Inc., 6.88%, 02/15/14	$1,865,000	$1,910,186

Beverages 1.6%
Anheuser-Busch InBev Worldwide, Inc. 1.50%, 07/14/14	400,000	403,526
0.80%, 07/15/15	4,250,000	4,264,473
Heineken NV, 0.80%, 10/01/15(a)	1,045,000	1,042,576
SABMiller Holdings, Inc., 1.85%, 01/15/15(a)	1,250,000	1,270,787

		6,981,362

Capital Markets 2.1%
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/13	2,000,000	2,003,262
5.15%, 01/15/14	2,975,000	3,013,169
Morgan Stanley 0.57%, 01/09/14(b)	2,000,000	1,999,083
2.88%, 01/24/14	2,000,000	2,013,564
6.00%, 05/13/14	440,000	453,426

		9,482,504

Commercial Banks 9.9%
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	1,920,000	1,916,184
Bank of Nova Scotia 2.38%, 12/17/13	470,000	472,117
0.75%, 10/09/15	545,000	545,026
0.79%, 07/15/16(b)	3,050,000	3,061,953
BB&T Corp., 1.11%, 06/15/18(b)	5,600,000	5,631,307
Canadian Imperial Bank of Commerce 0.90%, 10/01/15	200,000	200,563
0.79%, 07/18/16(b)	4,250,000	4,255,977
Capital One Financial Corp., 0.91%, 11/06/15(b)	975,000	976,040
Commonwealth Bank of Australia, 0.75%, 09/20/16(a)(b)	3,000,000	3,000,022
Credit Suisse New York, 5.50%, 05/01/14	2,225,000	2,290,709

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
JPMorgan Chase Bank NA, 0.52%, 07/30/15(b)	$7,500,000	$7,500,092
PNC Funding Corp., 5.40%, 06/10/14	3,700,000	3,827,714
US Bancorp, 4.20%, 05/15/14	2,500,000	2,559,267
Wells Fargo & Co., Series I, 3.75%, 10/01/14	3,500,000	3,610,295
Westpac Banking Corp. 4.20%, 02/27/15	1,250,000	1,312,859
1.13%, 09/25/15	2,775,000	2,797,159

		43,957,284

Communications Equipment 0.5%
Cisco Systems, Inc., 1.63%, 03/14/14	2,400,000	2,415,893

Computers & Peripherals 1.1%
Hewlett-Packard Co. 6.13%, 03/01/14	2,500,000	2,556,312
4.75%, 06/02/14	2,325,000	2,385,599

		4,941,911

Consumer Finance 3.2%
American Express Credit Corp., 5.13%, 08/25/14	2,400,000	2,498,167
American Honda Finance Corp. 0.72%, 05/08/14(a)(b)	640,000	640,742
0.65%, 06/18/14(a)(b)	655,000	655,678
1.00%, 08/11/15(a)	990,000	991,859
Ford Motor Credit Co. LLC, 7.00%, 10/01/13	4,925,000	4,925,809
John Deere Capital Corp. 1.60%, 03/03/14	2,350,000	2,362,428
0.42%, 04/25/14(b)	650,000	650,558
PACCAR Financial Corp., 0.51%, 06/05/14(b)	1,300,000	1,301,349

		14,026,590

Diversified Financial Services 3.8%
Bank of America Corp., 7.38%, 05/15/14	4,200,000	4,369,275
Citigroup, Inc. 6.00%, 12/13/13	2,497,000	2,523,750
5.00%, 09/15/14	5,000,000	5,188,718
General Electric Capital Corp. 2.10%, 01/07/14	980,000	984,717
1.30%, 07/02/15(b)	2,665,000	2,699,396
0.86%, 12/11/15(b)	225,000	226,890
KE Export Leasing LLC, Series 2013-A, 0.49%, 02/28/25(b)	959,028	954,830

		16,947,576

Diversified Telecommunication Services 2.6%
AT&T, Inc., 5.10%, 09/15/14	4,575,000	4,771,612
Telefonica Emisiones SAU, 3.73%, 04/27/15	1,000,000	1,030,323
Verizon Communications, Inc., 2.00%, 09/14/18(b)	5,550,000	5,813,054

		11,614,989

Electric Utilities 2.6%
Georgia Power Co., 0.66%, 08/15/16(b)	5,500,000	5,492,181
MidAmerican Energy Holdings Co., Series D, 5.00%, 02/15/14	5,196,000	5,280,591
NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	905,000	907,122

		11,679,894

Food Products 0.3%
Campbell Soup Co., 0.56%, 08/01/14(b)	1,130,000	1,131,717

Gas Utilities 1.7%
Enterprise Products Operating LLC, Series G, 5.60%, 10/15/14	3,173,000	3,331,518
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	3,875,000	4,061,904

		7,393,422

Health Care Providers & Services 0.5%
Medtronic, Inc., 4.50%, 03/15/14	2,050,000	2,087,773

Industrial Conglomerates 0.1%
General Electric Co., 0.85%, 10/09/15	675,000	676,380

Insurance 1.6%
American International Group, Inc., 4.25%, 09/15/14	5,000,000	5,162,750
Prudential Financial, Inc., 4.75%, 04/01/14	2,100,000	2,143,534

		7,306,284

Media 2.7%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14	3,872,000	4,022,493
NBCUniversal Media LLC, 2.10%, 04/01/14	4,510,000	4,548,335
Time Warner Cable, Inc., 8.25%, 02/14/14	2,530,000	2,598,469
Viacom, Inc., 4.38%, 09/15/14	1,000,000	1,033,398

		12,202,695

Metals & Mining 0.4%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	890,000	913,220
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	770,000	806,940

		1,720,160

Office Electronics 0.8%
Xerox Corp., 8.25%, 05/15/14	3,530,000	3,692,360

Oil, Gas & Consumable Fuels 4.1%
BP Capital Markets PLC, 0.88%, 09/26/18(b)	6,000,000	5,979,609

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp., 1.45%, 12/13/13	$2,025,000	$2,029,571
Petrohawk Energy Corp., 7.25%, 08/15/18	4,550,000	4,936,750
Total Capital International SA, 0.83%, 08/10/18(b)	3,050,000	3,060,359
Valero Energy Corp., 4.50%, 02/01/15	2,000,000	2,095,678

		18,101,967

Pharmaceuticals 2.6%
AbbVie, Inc., 1.03%, 11/06/15(b)	2,655,000	2,683,609
Actavis, Inc., 5.00%, 08/15/14	1,000,000	1,035,060
Merck & Co., Inc., 0.62%, 05/18/18(b)	5,150,000	5,166,772
Mylan, Inc., 7.88%, 07/15/20(a)	2,250,000	2,567,813

		11,453,254

Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group LP, 6.75%, 05/15/14	800,000	819,704

Software 1.1%
Oracle Corp., 0.85%, 01/15/19(b)	4,650,000	4,679,354

Wireless Telecommunication Services 0.5%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 02/01/14	2,275,000	2,310,750

Total Corporate Bonds (cost $197,158,709)		197,534,009

Municipal Bond 0.8%

	Principal Amount	Market Value
Louisiana 0.8%
Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 02/01/19	3,421,166	3,568,139

Total Municipal Bond (cost $3,735,725)		3,568,139

U.S. Government Mortgage Backed Agencies 0.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00678 6.50%, 06/01/14	$2,766	$2,808
Pool# B17493 4.00%, 12/01/14	262,014	277,550
Pool# E00991 6.00%, 07/01/16	10,665	11,207
Federal National Mortgage Association Pool
Pool# 253845 6.00%, 06/01/16	14,649	15,343
Pool# 254089 6.00%, 12/01/16	27,275	28,785
Pool# 545415 6.00%, 01/01/17	22,781	24,012
Pool# 254195 5.50%, 02/01/17	50,492	52,944
Pool# 625178 5.50%, 02/01/17	44,156	46,301
Pool# AE0705 4.00%, 01/01/26	854,075	907,821

Total U.S. Government Mortgage Backed Agencies (cost $1,334,485)		1,366,771

U.S. Government Sponsored & Agency Obligation 1.0%

	Principal Amount	Market Value
Federal Home Loan Banks 0.50%, 12/13/13	4,500,000	4,502,052

Total U.S. Government Sponsored & Agency Obligation (cost $4,501,095)		4,502,052

Yankee Dollar 0.7%

	Principal Amount	Market Value

Gas Utilities 0.7%
TransCanada PipeLines Ltd., 0.93%, 06/30/16(b)	3,000,000	3,014,839

Total Yankee Dollar (cost $3,000,000)		3,014,839

Mutual Fund 6.8%

	Shares	Market Value
Money Market Fund 6.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(c)	30,102,911	$30,102,911

Total Mutual Fund (cost $30,102,911)		30,102,911

Total Investments (cost $447,021,591)(d) — 100.4%		446,644,345
Liabilities in excess of other assets — (0.4)%		(1,949,301)

NET ASSETS — 100.0%		$444,695,044

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Enhanced Income Fund

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2013 was $26,282,686 which represents 5.91% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of September 30, 2013.
(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $447,022,146, tax unrealized appreciation and depreciation were $649,601 and $(1,027,402), respectively.

FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAU	Single Shareholder Corporation

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$120,222,916	$—	$120,222,916
Collateralized Mortgage Obligations	—	63,321,697	—	63,321,697
Commercial Mortgage Backed Securities	—	23,011,011	—	23,011,011
Corporate Bonds	—	197,534,009	—	197,534,009
Municipal Bond	—	3,568,139	—	3,568,139
Mutual Fund	30,102,911	—	—	30,102,911
U.S. Government Mortgage Backed Agencies	—	1,366,771	—	1,366,771
U.S. Government Sponsored & Agency Obligation	—	4,502,052	—	4,502,052
Yankee Dollar	—	3,014,839	—	3,014,839

Total	$30,102,911	$416,541,434	$—	$446,644,345

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 15.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2468, Class TE, 5.50%, 07/15/17	$1,009,533	$1,066,480
Series 2517, Class BH, 5.50%, 10/15/17	1,894,302	1,998,632
Series 2509, Class LK, 5.50%, 10/15/17	3,098,773	3,267,117
Series 2985, Class JR, 4.50%, 06/15/25	13,049,335	13,976,306
Series 2922, Class GA, 5.50%, 05/15/34	3,668,781	3,991,440
Federal National Mortgage Association REMICS Series 2003-64, Class HQ, 5.00%, 07/25/23	5,143,508	5,573,951
Series 1993-149, Class M, 7.00%, 08/25/23	1,155,761	1,308,882
Series 2005-40, Class YG, 5.00%, 05/25/25	13,193,238	14,124,776
Series 2003-66, Class AP, 3.50%, 11/25/32	288,592	293,906
Series 2013-59, Class MX, 2.50%, 09/25/42	55,676,445	55,156,287

Total Collateralized Mortgage Obligations (cost $99,029,402)		100,757,777

Sovereign Bond 8.3%

	Principal Amount	Market Value
ISRAEL 8.3%
Israel Government AID Bond, 5.50%, 12/04/23	46,000,000	54,736,127

Total Sovereign Bond (cost $56,383,673)		54,736,127

U.S. Government Mortgage Backed Agencies 31.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 847558 2.88%, 06/01/35(a)	$5,279,184	$5,650,375
Pool# 1G2082 4.80%, 07/01/37(a)	879,101	931,234
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	9,313,394	10,532,227
Pool# 462260 5.60%, 09/01/18	9,355,009	9,622,268
Pool# 874142 5.56%, 12/01/21	11,169,662	12,747,265
Pool# 932840 3.50%, 12/01/25	2,223,241	2,347,864
Pool# AD9746 3.50%, 12/01/25	7,549,421	7,972,602
Pool# AB2514 3.50%, 03/01/26	4,002,741	4,227,113
Pool# AK2659 2.50%, 02/01/27	8,604,227	8,665,061
Pool# AK3900 2.50%, 03/01/27	9,895,355	9,965,318
Pool# AK8393 2.50%, 03/01/27	2,662,122	2,680,944
Pool# AK9461 2.50%, 03/01/27	13,060,353	13,152,693
Pool# 890543 3.50%, 08/01/27	27,172,922	28,696,092
Pool# 745684 2.52%, 04/01/34(a)	9,774,931	10,275,975
Pool# 790760 2.21%, 09/01/34(a)	3,020,528	3,188,720
Pool# 799144 1.89%, 04/01/35(a)	1,374,593	1,422,424
Pool# 822705 2.52%, 04/01/35(a)	1,186,211	1,262,382
Pool# 821377 2.34%, 05/01/35(a)	2,381,338	2,499,453
Pool# 815217 2.36%, 05/01/35(a)	1,736,844	1,837,088
Pool# 783609 2.64%, 05/01/35(a)	1,896,218	1,999,034
Pool# 826181 2.36%, 07/01/35(a)	6,255,063	6,580,651
Pool# 873932 6.31%, 08/01/36	7,707,724	8,738,834
Pool# 745866 2.26%, 09/01/36(a)	12,629,225	13,419,233
Pool# AP4507 3.00%, 09/01/42	10,856,556	10,619,069
Government National Mortgage Association I Pool
Pool# 711052 3.50%, 12/15/24	114,585	120,923
Pool# 748484 3.50%, 08/15/25	785,269	828,704
Pool# 682492 3.50%, 10/15/25	2,041,754	2,154,689
Pool# 719433 3.50%, 10/15/25	1,035,015	1,092,264
Pool# 682497 3.50%, 11/15/25	2,337,088	2,466,358
Pool# 705178 3.50%, 11/15/25	812,289	857,218
Pool# 707690 3.50%, 11/15/25	699,234	737,911
Pool# 733504 3.50%, 11/15/25	2,430,198	2,564,619

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Government Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 740930 3.50%, 11/15/25	$795,624	$839,632
Pool# 742371 3.50%, 11/15/25	769,540	812,105
Pool# 749618 3.50%, 11/15/25	2,585,510	2,728,521
Pool# 750403 3.50%, 11/15/25	610,623	644,398
Pool# 682502 3.50%, 12/15/25	2,081,154	2,196,268
Pool# 755650 3.50%, 12/15/25	7,951,698	8,391,526

Total U.S. Government Mortgage Backed Agencies (cost $199,199,504)		205,469,055

U.S. Government Sponsored & Agency Obligations 33.0%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(b)	$25,000,000	$28,411,980
Federal Home Loan Bank 1.63%, 06/14/19	15,000,000	14,690,368
Federal Home Loan Mortgage Corp. 1.00%, 07/28/17	25,000,000	24,872,688
Federal National Mortgage Association 2.25%, 03/15/16	50,000,000	52,063,160
6.09%, 09/27/27	35,000,000	44,033,430
Lightship Tankers III LLC 6.50%, 06/14/24	5,346,000	6,067,480
Private Export Funding Corp. 5.45%, 09/15/17	30,000,000	34,647,180
2.25%, 12/15/17	13,000,000	13,399,227
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,229

Total U.S. Government Sponsored & Agency Obligations (cost $216,818,389)		218,195,742

U.S. Treasury Bonds 11.2%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 1.38%, 07/15/18	10,500,000	12,486,887
0.13%, 01/15/23	32,000,000	31,504,182
2.50%, 01/15/29	16,000,000	21,392,996
0.63%, 02/15/43	10,750,000	8,951,184

Total U.S. Treasury Bonds (cost $83,699,569)		74,335,249

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(c)	5,992,865	5,992,865

Total Mutual Fund (cost $5,992,865)		5,992,865

Total Investments (cost $661,123,402)(d) — 99.7%		659,486,815
Other assets in excess of liabilities — 0.3%		1,934,883

NET ASSETS — 100.0%		$661,421,698

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2013 was $28,411,980 which represents 4.30% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2013.
(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $661,123,402, tax unrealized appreciation and depreciation were $16,149,817 and $(17,786,404), respectively.

AID	Agency for International Development
LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$100,757,777	$—	$100,757,777
Mutual Fund	5,992,865	—	—	5,992,865
Sovereign Bond	—	54,736,127	—	54,736,127
U.S. Government Mortgage Backed Agencies	—	205,469,055	—	205,469,055
U.S. Government Sponsored & Agency Obligations	—	218,195,742	—	218,195,742
U.S. Treasury Bonds	—	74,335,249	—	74,335,249

Total	$5,992,865	$653,493,950	$—	$659,486,815

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2013 (Unaudited)

NVIT International Equity Fund

Common Stocks 97.7%

	Shares	Market Value
AUSTRALIA 5.5%
Capital Markets 0.5%
Platinum Asset Management Ltd.	104,100	$534,413

Containers & Packaging 0.7%
Amcor Ltd.	76,393	745,336

Diversified Telecommunication Services 1.0%
Telstra Corp., Ltd.	218,200	1,012,491

Food & Staples Retailing 0.5%
Woolworths Ltd.	16,000	522,851

Hotels, Restaurants & Leisure 0.3%
Flight Centre Ltd.	5,736	258,667

Insurance 0.3%
Insurance Australia Group Ltd.	49,300	270,255

Machinery 0.2%
Bradken Ltd.	32,000	168,945

Metals & Mining 1.9%
BHP Billiton Ltd.	42,600	1,417,417
Fortescue Metals Group Ltd.	135,800	604,830

		2,022,247

Specialty Retail 0.1%
JB Hi-Fi Ltd.	5,335	104,302

		5,639,507

BELGIUM 0.9%
Food & Staples Retailing 0.7%
Delhaize Group SA	11,400	718,470

Insurance 0.2%
Ageas	5,100	206,658

		925,128

BRAZIL 1.6%
Beverages 0.9%
Cia de Bebidas das Americas - Preference Shares, ADR	26,400	1,012,439

Commercial Banks 0.5%
Itau Unibanco Holding SA - Preference Shares, ADR	32,882	464,294

Diversified Consumer Services 0.1%
Estacio Participacoes SA	11,400	88,575

Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	11,600	113,263

		1,678,571

CANADA 6.5%
Aerospace & Defense 0.2%
MacDonald Dettwiler & Associates Ltd.	3,200	246,947

Auto Components 0.2%
Magna International, Inc.	2,600	214,426

Chemicals 0.3%
Methanex Corp.	6,153	315,878

Commercial Services & Supplies 0.2%
Progressive Waste Solutions Ltd.	9,486	244,322

Information Technology Services 0.7%
Davis + Henderson Corp.	26,451	691,545

Oil, Gas & Consumable Fuels 1.7%
Canadian Oil Sands Ltd.	29,200	565,829
Imperial Oil Ltd.	20,000	878,210
Suncor Energy, Inc.	9,275	331,633

		1,775,672

Road & Rail 1.1%
Canadian National Railway Co.	11,100	1,124,709

Thrifts & Mortgage Finance 0.4%
Home Capital Group, Inc.	5,200	363,629

Wireless Telecommunication Services 1.7%
Rogers Communications, Inc., Class B	39,200	1,685,518

		6,662,646

CHINA 3.9%
Building Products 0.2%
China Lesso Group Holdings Ltd.	351,000	217,101

Commercial Banks 2.6%
Agricultural Bank of China Ltd., H Shares	718,000	330,884
China Construction Bank Corp., H Shares	645,000	497,084
China Minsheng Banking Corp., Ltd., H Shares	972,000	1,165,240
Industrial & Commercial Bank of China Ltd., H Shares	838,200	585,869

		2,579,077

Diversified Consumer Services 0.2%
New Oriental Education & Technology Group, Inc., ADR	8,663	215,709

Electronic Equipment, Instruments & Components 0.2%
Sunny Optical Technology Group Co., Ltd.	148,000	154,671

Food Products 0.1%
Want Want China Holdings Ltd.	73,000	111,009

Oil, Gas & Consumable Fuels 0.5%
China Petroleum & Chemical Corp., H Shares	296,000	232,026
CNOOC Ltd.	150,200	304,287

		536,313

Real Estate Management & Development 0.1%
Guangzhou R&F Properties Co., Ltd., H Shares	72,400	113,146

		3,927,026

COLOMBIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Pacific Rubiales Energy Corp.	8,000	157,973

DENMARK 3.0%
Health Care Equipment & Supplies 1.1%
Coloplast A/S, Class B	19,486	1,109,860

Pharmaceuticals 1.9%
Novo Nordisk A/S, Class B	11,300	1,913,818

		3,023,678

EGYPT 0.2%
Commercial Banks 0.2%
Commercial International Bank Egypt SAE, ADR	45,500	236,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Market Value
FINLAND 0.2%
Machinery 0.2%
Kone OYJ, Class B	2,552	$227,951

FRANCE 8.0%
Aerospace & Defense 0.5%
European Aeronautic Defence and Space Co. NV	7,800	497,033

Auto Components 1.0%
Cie Generale des Etablissements Michelin	7,300	809,583
Valeo SA	2,600	221,922

		1,031,505

Commercial Banks 3.1%
BNP Paribas SA	15,500	1,048,489
Credit Agricole SA*	69,444	765,736
Societe Generale SA	26,400	1,315,228

		3,129,453

Electric Utilities 0.3%
Electricite de France SA	9,639	304,900

Insurance 1.4%
AXA SA	60,800	1,411,097

Oil, Gas & Consumable Fuels 1.4%
Total SA	25,400	1,472,256

Software 0.3%
UBISOFT Entertainment*	18,200	281,397

		8,127,641

GERMANY 4.5%
Auto Components 0.5%
Continental AG	2,800	474,672

Capital Markets 0.2%
Deutsche Bank AG REG	4,203	192,923

Chemicals 1.0%
BASF SE	10,200	978,184

Insurance 2.6%
Allianz SE REG	11,534	1,814,626
Hannover Rueck SE	12,000	881,835

		2,696,461

Pharmaceuticals 0.2%
Stada Arzneimittel AG	4,224	214,195

		4,556,435

HONG KONG 2.3%
Hotels, Restaurants & Leisure 0.7%
Galaxy Entertainment Group Ltd.*	108,700	763,838

Real Estate Management & Development 1.6%
Cheung Kong Holdings Ltd.	37,000	563,263
China Overseas Land & Investment Ltd.	150,000	443,632
Wharf Holdings Ltd.	72,000	623,870

		1,630,765

		2,394,603

INDIA 1.3%
Automobiles 1.0%
Tata Motors Ltd., ADR	39,678	1,056,228

Commercial Banks 0.1%
State Bank of India, GDR Reg. S	1,550	80,444

Information Technology Services 0.2%
Infosys Ltd., ADR	4,596	221,114

		1,357,786

INDONESIA 0.7%
Commercial Banks 0.4%
Bank Rakyat Indonesia Persero Tbk PT	651,500	407,551

Diversified Telecommunication Services 0.3%
Telekomunikasi Indonesia Persero Tbk PT	1,717,500	312,042

		719,593

IRELAND 2.3%
Containers & Packaging 0.7%
Smurfit Kappa Group PLC	18,500	417,624
Smurfit Kappa Group PLC	14,354	324,542

		742,166

Hotels, Restaurants & Leisure 0.2%
Paddy Power PLC	2,300	183,434

Pharmaceuticals 1.4%
Shire PLC	34,600	1,384,162

		2,309,762

ISLE OF MAN 0.4%
Software 0.4%
Playtech PLC	30,400	362,299

ISRAEL 0.4%
Commercial Banks 0.2%
Bank Leumi Le-Israel BM*	57,420	213,506

Diversified Telecommunication Services 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	130,349	239,623

		453,129

ITALY 2.2%
Commercial Banks 0.4%
Banco Popolare Societa Cooperativa*	112,583	167,683
Unione di Banche Italiane SCPA	39,840	201,867

		369,550

Media 0.3%
Mediaset SpA*	65,078	264,043

Oil, Gas & Consumable Fuels 1.5%
Eni SpA	70,700	1,625,264

		2,258,857

JAPAN 15.6%
Airlines 0.1%
Japan Airlines Co., Ltd.	2,100	127,247

Auto Components 1.2%
Bridgestone Corp.	26,400	967,520
Mitsuba Corp.	13,000	233,684

		1,201,204

Automobiles 0.3%
Honda Motor Co., Ltd.	7,600	290,493

Building Products 0.2%
Asahi Glass Co., Ltd.	38,000	236,101

Capital Markets 0.3%
Okasan Securities Group, Inc.	38,000	351,499

Chemicals 0.8%
Asahi Kasei Corp.	113,000	853,433

Commercial Banks 1.9%
Joyo Bank Ltd. (The)	75,000	403,459
Mitsubishi UFJ Financial Group, Inc.	73,600	472,097
North Pacific Bank Ltd.	73,500	310,148
San-In Godo Bank Ltd. (The)	24,000	186,607
Sumitomo Mitsui Financial Group, Inc.	9,800	474,569

		1,846,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Diversified Financial Services 0.5%
Century Tokyo Leasing Corp.	15,100	$475,351

Electronic Equipment, Instruments & Components 1.0%
Murata Manufacturing Co., Ltd.	13,500	1,034,156

Food & Staples Retailing 0.2%
Cocokara fine, Inc.	7,500	238,780

Household Durables 0.2%
Misawa Homes Co. Ltd.	11,400	181,039

Industrial Conglomerates 0.3%
Toshiba Corp.	74,000	333,497

Information Technology Services 0.5%
Otsuka Corp.	3,700	473,452

Machinery 1.0%
Aida Engineering Ltd.	15,600	143,419
Hino Motors Ltd.	26,000	385,332
Komatsu Ltd.	11,500	287,143
Kubota Corp.	12,000	174,409

		990,303

Metals & Mining 0.9%
Kobe Steel Ltd.*	118,000	219,954
Mitsubishi Materials Corp.	130,000	538,666
Mitsui Mining & Smelting Co., Ltd.	63,000	183,694

		942,314

Office Electronics 0.2%
Canon, Inc.	7,600	243,347

Oil, Gas & Consumable Fuels 0.1%
JX Holdings, Inc.	20,900	108,617

Pharmaceuticals 0.4%
Otsuka Holdings Co., Ltd.	15,000	434,935

Real Estate Management & Development 1.0%
Daito Trust Construction Co., Ltd.	3,500	350,256
Daiwa House Industry Co., Ltd.	36,000	680,073

		1,030,329

Road & Rail 2.2%
Central Japan Railway Co.	2,900	372,229
East Japan Railway Co.	14,900	1,284,152
West Japan Railway Co.	11,300	484,484

		2,140,865

Trading Companies & Distributors 2.3%
ITOCHU Corp.	83,100	1,023,724
Marubeni Corp.	110,000	869,924
Mitsui & Co., Ltd.	27,000	393,712

		2,287,360

		15,821,202

MALAYSIA 0.5%
Electric Utilities 0.2%
Tenaga Nasional Bhd	80,600	223,385

Real Estate Investment Trusts (REITs) 0.1%
KLCC Property Holdings Bhd	60,000	118,362

Thrifts & Mortgage Finance 0.2%
Malaysia Building Society	199,600	168,491

		510,238

MEXICO 0.9%
Household Products 0.6%
Kimberly-Clark de Mexico SAB de CV, Class A	177,300	516,208

Metals & Mining 0.1%
Grupo Mexico SAB de CV Series B	44,400	132,696

Wireless Telecommunication Services 0.2%
America Movil SAB de CV Series L, ADR	11,500	227,815

		876,719

NETHERLANDS 0.5%
Industrial Conglomerates 0.2%
Koninklijke Philips NV	8,586	276,994

Insurance 0.3%
Aegon NV	36,600	270,812

		547,806

NORWAY 0.6%
Commercial Banks 0.6%
DNB ASA	43,100	654,510

POLAND 0.5%
Oil, Gas & Consumable Fuels 0.5%
Polskie Gornictwo Naftowe i Gazownictwo SA	259,417	508,642

RUSSIA 1.5%
Commercial Banks 0.6%
Sberbank of Russia	160,200	483,148
VTB Bank OJSC, GDR Reg. S	50,300	132,675

		615,823

Oil, Gas & Consumable Fuels 0.9%
Gazprom OAO, ADR	28,044	246,593
Lukoil OAO, ADR	10,800	683,328

		929,921

		1,545,744

SINGAPORE 0.3%
Diversified Financial Services 0.2%
Singapore Exchange Ltd.	37,000	214,322

Real Estate Management & Development 0.1%
Wing Tai Holdings Ltd.	72,000	117,636

		331,958

SOUTH AFRICA 1.5%
Diversified Financial Services 0.7%
FirstRand Ltd.	223,500	745,465

Food Products 0.2%
AVI Ltd.	40,600	242,141

Metals & Mining 0.1%
Assore Ltd.	2,854	123,804

Multiline Retail 0.3%
Woolworths Holdings Ltd.	40,000	295,749

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Market Value
SOUTH AFRICA (continued)
Wireless Telecommunication Services 0.2%
Vodacom Group Ltd.	12,600	$156,308

		1,563,467

SOUTH KOREA 3.7%
Automobiles 0.8%
Hyundai Motor Co.	2,200	513,288
Kia Motors Corp.	5,200	315,674

		828,962

Electronic Equipment, Instruments & Components 0.1%
LG Display Co., Ltd.*	4,080	98,241

Semiconductors & Semiconductor Equipment 1.7%
Samsung Electronics Co., Ltd.	1,400	1,780,792

Wireless Telecommunication Services 1.1%
SK Telecom Co. Ltd.	5,300	1,083,794

		3,791,789

SPAIN 2.5%
Construction & Engineering 0.7%
ACS Actividades de Construccion y Servicios SA	22,836	727,182

Electric Utilities 0.3%
Red Electrica Corp. SA	5,105	290,580

Gas Utilities 1.5%
Enagas SA	37,900	928,822
Gas Natural SDG SA	29,800	623,033

		1,551,855

		2,569,617

SWEDEN 1.8%
Commercial Banks 0.6%
Skandinaviska Enskilda Banken AB, Class A	27,100	287,267
Swedbank AB, Class A	14,366	334,626

		621,893

Machinery 1.2%
Atlas Copco AB, Class A	39,700	1,162,993

		1,784,886

SWITZERLAND 4.4%
Capital Markets 0.1%
GAM Holding AG*	5,500	99,452

Food Products 2.3%
Nestle SA REG	33,600	2,343,067

Life Sciences Tools & Services 0.2%
Lonza Group AG REG*	2,537	207,784

Pharmaceuticals 1.8%
Novartis AG REG	3,135	241,138
Roche Holding AG	5,811	1,568,235

		1,809,373

		4,459,676

TAIWAN 2.7%
Electronic Equipment, Instruments & Components 0.8%
Largan Precision Co., Ltd.	23,000	773,837

Food & Staples Retailing 0.4%
President Chain Store Corp.	63,000	455,054

Semiconductors & Semiconductor Equipment 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	221,000	752,536

Textiles, Apparel & Luxury Goods 0.8%
Eclat Textile Co., Ltd.	87,720	770,146

		2,751,573

THAILAND 0.4%
Commercial Banks 0.2%
Kasikornbank PCL	31,000	173,525

Electronic Equipment, Instruments & Components 0.2%
Delta Electronics Thailand PCL	160,000	252,828

		426,353

TURKEY 0.4%
Commercial Banks 0.4%
Turkiye Halk Bankasi AS	34,800	254,881
Turkiye Vakiflar Bankasi Tao, Class D	47,600	108,595

		363,476

UNITED KINGDOM 15.8%
Beverages 0.5%
Diageo PLC	17,600	559,459

Capital Markets 0.1%
3i Group PLC	23,348	137,405

Chemicals 0.3%
Croda International PLC	7,400	317,741

Commercial Banks 1.4%
Barclays PLC	63,850	272,874
HSBC Holdings PLC	110,521	1,196,208

		1,469,082

Consumer Finance 0.2%
Provident Financial PLC	9,100	244,743

Diversified Telecommunication Services 0.8%
BT Group PLC	145,599	806,143

Energy Equipment & Services 0.5%
Petrofac Ltd.	24,500	556,568

Food & Staples Retailing 0.2%
J Sainsbury PLC	31,640	200,526

Food Products 0.5%
Unilever PLC	12,200	474,339

Hotels, Restaurants & Leisure 0.2%
Tui Travel PLC	30,300	180,319

Household Products 0.5%
Reckitt Benckiser Group PLC	6,802	497,328

Insurance 0.2%
Admiral Group PLC	9,725	193,988

Media 2.1%
British Sky Broadcasting Group PLC	98,500	1,387,030
ITV PLC	235,403	667,971

		2,055,001

Metals & Mining 0.1%
Rio Tinto PLC	2,300	112,270

Multiline Retail 1.1%
Next PLC	13,000	1,086,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Multi-Utilities 0.7%
Centrica PLC	118,200	$707,417

Oil, Gas & Consumable Fuels 1.6%
BP PLC	225,930	1,583,959

Pharmaceuticals 1.9%
GlaxoSmithKline PLC	73,500	1,847,992

Semiconductors & Semiconductor Equipment 0.5%
ARM Holdings PLC	31,100	497,786

Software 0.1%
Micro Focus International PLC	9,000	110,441

Specialty Retail 0.2%
WH Smith PLC	17,600	235,496

Textiles, Apparel & Luxury Goods 0.3%
Burberry Group PLC	12,804	338,809

Tobacco 1.8%
British American Tobacco PLC	34,500	1,815,710

		16,028,722

Total Common Stocks (cost $91,868,009)		99,555,563

Preferred Stocks 1.0%

	Shares	Market Value
BRAZIL 0.7%
Independent Power Producers & Energy Traders 0.1%
AES Tiete SA - Preference Shares	15,400	$149,393

Machinery 0.4%
Randon SA Implementos e Participacoes - Preference Shares	58,200	325,099

Oil, Gas & Consumable Fuels 0.2%
Petroleo Brasileiro SA - Preference Shares	23,500	194,676

GERMANY 0.3%
Automobiles 0.3%
Volkswagen AG	1,488	350,842

Total Preferred Stocks (cost $889,041)		1,020,010

Right 0.0%†

	Number of Rights	Market Value
UNITED KINGDOM 0.0%†
Commercial Banks 0.0%†
Barclays PLC, expiring on 10/02/13*	15,962	20,867

Total Right (cost $–)		20,867

Mutual Fund 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(a)	259,874	259,874
Total Mutual Fund (cost $259,874)		259,874

Total Investments (cost $93,016,924)(b) — 99.0%		100,856,314
Other assets in excess of liabilities — 1.0%		1,046,515

NET ASSETS — 100.0%		$101,902,829

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2013.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $93,099,678, tax unrealized appreciation and depreciation were $9,635,368 and $(1,878,732), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
ASA	Stock Corporation
Bhd	Public Limited Company
BM	Limited Liability
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SCPA	Italian consortium joint-stock company
SE	European Public Limited Liability Company
SpA	Limited Share Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$246,947	$497,033	$—	$743,980
Airlines	—	127,247	—	127,247
Auto Components	214,426	2,707,381	—	2,921,807
Automobiles	1,056,228	1,119,455	—	2,175,683
Beverages	1,012,439	559,459	—	1,571,898
Building Products	—	453,202	—	453,202
Capital Markets	—	1,315,692	—	1,315,692
Chemicals	315,878	2,149,358	—	2,465,236
Commercial Banks	700,894	12,524,770	—	13,225,664
Commercial Services & Supplies	244,322	—	—	244,322
Construction & Engineering	—	727,182	—	727,182
Consumer Finance	—	244,743	—	244,743
Containers & Packaging	—	1,487,502	—	1,487,502
Diversified Consumer Services	304,284	—	—	304,284
Diversified Financial Services	—	1,435,138	—	1,435,138
Diversified Telecommunication Services	—	2,370,299	—	2,370,299
Electric Utilities	—	818,865	—	818,865
Electronic Equipment, Instruments & Components	—	2,313,733	—	2,313,733
Energy Equipment & Services	—	556,568	—	556,568
Food & Staples Retailing	—	2,135,681	—	2,135,681
Food Products	—	3,170,556	—	3,170,556
Gas Utilities	—	1,551,855	—	1,551,855
Health Care Equipment & Supplies	—	1,109,860	—	1,109,860

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Equity Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$—	$1,386,258	$—	$1,386,258
Household Durables	—	181,039	—	181,039
Household Products	516,208	497,328	—	1,013,536
Industrial Conglomerates	—	610,491	—	610,491
Information Technology Services	912,659	473,452	—	1,386,111
Insurance	—	5,049,271	—	5,049,271
Life Sciences Tools & Services	—	207,784	—	207,784
Machinery	—	2,550,192	—	2,550,192
Media	—	2,319,044	—	2,319,044
Metals & Mining	132,696	3,200,635	—	3,333,331
Multiline Retail	—	1,381,949	—	1,381,949
Multi-Utilities	—	707,417	—	707,417
Office Electronics	—	243,347	—	243,347
Oil, Gas & Consumable Fuels	1,933,645	6,764,972	—	8,698,617
Pharmaceuticals	—	7,604,475	—	7,604,475
Real Estate Investment Trusts (REITs)	—	118,362	—	118,362
Real Estate Management & Development	—	2,891,876	—	2,891,876
Road & Rail	1,124,709	2,140,865	—	3,265,574
Semiconductors & Semiconductor Equipment	—	3,031,114	—	3,031,114
Software	—	754,137	—	754,137
Specialty Retail	—	339,798	—	339,798
Textiles, Apparel & Luxury Goods	—	1,108,955	—	1,108,955
Thrifts & Mortgage Finance	363,629	168,491	—	532,120
Tobacco	—	1,815,710	—	1,815,710
Trading Companies & Distributors	—	2,287,360	—	2,287,360
Water Utilities	113,263	—	—	113,263
Wireless Telecommunication Services	1,913,333	1,240,102	—	3,153,435

Total Common Stocks	$11,105,560	$88,450,003	$—	$99,555,563

Mutual Fund	259,874	—	—	259,874

Preferred Stocks
Automobiles	—	350,842	—	350,842
Independent Power Producers & Energy Traders	149,393	—	—	149,393
Machinery	325,099	—	—	325,099
Oil, Gas & Consumable Fuels	194,676	—	—	194,676

Total Preferred Stocks	$669,168	$350,842	$—	$1,020,010

Right	—	20,867	—	20,867

Total	$12,034,602	$88,821,712	$—	$100,856,314

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks 98.7%

	Shares	Market Value
AUSTRALIA 7.9%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	82,712	$450,525

Airlines 0.0%†
Qantas Airways Ltd.*	158,600	218,637

Beverages 0.1%
Coca-Cola Amatil Ltd.	73,625	843,168
Treasury Wine Estates Ltd.	83,457	344,604

		1,187,772

Biotechnology 0.2%
CSL Ltd.	62,797	3,748,230

Capital Markets 0.1%
Macquarie Group Ltd.	39,106	1,751,998

Chemicals 0.1%
Incitec Pivot Ltd.	217,904	547,117
Orica Ltd.	46,983	880,293

		1,427,410

Commercial Banks 2.9%
Australia & New Zealand Banking Group Ltd.	352,352	10,130,953
Bendigo and Adelaide Bank Ltd.(a)	51,885	485,459
Commonwealth Bank of Australia	207,107	13,764,363
National Australia Bank Ltd.	300,657	9,633,405
Westpac Banking Corp.	398,800	12,190,055

		46,204,235

Commercial Services & Supplies 0.1%
Brambles Ltd.	197,974	1,683,547

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	20,796	373,850

Construction Materials 0.0%†
Boral Ltd.(a)	101,630	456,108

Containers & Packaging 0.1%
Amcor Ltd.	158,399	1,545,435

Diversified Financial Services 0.1%
ASX Ltd.(a)	24,159	777,944

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	562,975	2,612,315

Electric Utilities 0.0%†
SP AusNet	218,957	245,217

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	27,986	636,231

Food & Staples Retailing 0.7%
Metcash Ltd.(a)	117,854	352,110
Wesfarmers Ltd.	129,131	4,960,750
Woolworths Ltd.	160,848	5,256,220

		10,569,080

Gas Utilities 0.0%†
APA Group(a)	108,606	605,110

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.(a)	7,953	449,196

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	16,171	546,197
Sonic Healthcare Ltd.	48,528	732,995

		1,279,192

Hotels, Restaurants & Leisure 0.1%
Crown Ltd.	49,367	716,764
Echo Entertainment Group Ltd.	99,549	257,947
Flight Centre Ltd.	6,547	295,240
Tabcorp Holdings Ltd.	107,353	328,645
Tatts Group Ltd.	185,504	536,562

		2,135,158

Information Technology Services 0.0%†
Computershare Ltd.	63,352	586,845

Insurance 0.5%
AMP Ltd.	378,829	1,630,754
Insurance Australia Group Ltd.	262,491	1,438,936
QBE Insurance Group Ltd.	154,709	2,118,711
Suncorp Group Ltd.	166,001	2,030,120

		7,218,521

Metals & Mining 1.2%
Alumina Ltd.*(a)	341,642	326,470
BHP Billiton Ltd.	412,653	13,730,085
Fortescue Metals Group Ltd.(a)	202,077	900,018
Iluka Resources Ltd.(a)	53,872	577,735
Newcrest Mining Ltd.	98,276	1,080,846
Rio Tinto Ltd.	56,330	3,260,596

		19,875,750

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	78,522	233,358

Multi-Utilities 0.1%
AGL Energy Ltd.(a)	69,940	1,007,483

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	17,460	301,660
Origin Energy Ltd.	139,973	1,843,154
Santos Ltd.	124,262	1,751,075
Whitehaven Coal Ltd.*(a)	64,281	120,660
Woodside Petroleum Ltd.	85,204	3,048,906

		7,065,455

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Professional Services 0.1%
ALS Ltd.(a)	50,939	$498,987
Seek Ltd.	41,932	465,021

		964,008

Real Estate Investment Trusts (REITs) 0.6%
BGP Holdings PLC*(b)	848,508	0
CFS Retail Property Trust Group	267,337	499,918
Dexus Property Group	648,654	607,201
Federation Centres Ltd.	187,115	399,060
Goodman Group	215,173	980,490
GPT Group	228,968	742,900
Mirvac Group	457,447	743,667
Stockland	278,261	1,005,824
Westfield Group	270,661	2,781,407
Westfield Retail Trust	401,435	1,112,808

		8,873,275

Real Estate Management & Development 0.0%†
Lend Lease Group	67,868	643,632

Road & Rail 0.1%
Asciano Ltd.	122,622	668,021
Aurizon Holdings Ltd.	262,438	1,146,658

		1,814,679

Transportation Infrastructure 0.1%
Sydney Airport	20,746	76,099
Transurban Group	181,806	1,154,167

		1,230,266

		127,870,462

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG	33,329	1,053,252
Raiffeisen Bank International AG(a)	7,039	230,426

		1,283,678

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	25,161	210,667

Electric Utilities 0.0%†
Verbund AG(a)	9,942	224,960

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,833	248,211

Machinery 0.0%†
Andritz AG	9,813	577,493

Metals & Mining 0.1%
Voestalpine AG	13,989	668,760

Oil, Gas & Consumable Fuels 0.1%
OMV AG	18,457	911,392

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	127,873	558,236

		4,683,397

BELGIUM 1.1%
Beverages 0.6%
Anheuser-Busch InBev NV	103,229	10,240,081

Chemicals 0.1%
Solvay SA(a)	7,614	1,141,976
Umicore SA	14,361	697,355

		1,839,331

Commercial Banks 0.1%
KBC Groep NV	29,093	1,431,427

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,122	861,711

Diversified Telecommunication Services 0.0%†
Belgacom SA	18,701	497,390

Food & Staples Retailing 0.1%
Colruyt SA(a)	9,328	517,446
Delhaize Group SA	12,989	818,614

		1,336,060

Insurance 0.1%
Ageas	30,374	1,230,793

Media 0.0%†
Telenet Group Holding NV	6,005	298,999

Pharmaceuticals 0.0%†
UCB SA(a)	13,832	841,802

		18,577,594

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	48,379	2,172,855

CHINA 0.0%†
Communications Equipment 0.0%†
AAC Technologies Holdings, Inc.(a)	96,000	437,686

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.(a)	269,200	235,217

		672,903

DENMARK 1.1%
Beverages 0.1%
Carlsberg A/S, Class B	13,949	1,437,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)
Biotechnology 0.1%
Novozymes A/S, Class B	29,266	$1,120,079

Commercial Banks 0.1%
Danske Bank A/S*	83,302	1,796,393

Diversified Telecommunication Services 0.1%
TDC A/S	96,196	813,978

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	13,911	792,326
William Demant Holding A/S*	3,371	311,651

		1,103,977

Insurance 0.0%†
Tryg A/S	3,315	305,382

Marine 0.1%
AP Moeller - Maersk A/S, Class A	69	596,462
AP Moeller - Maersk A/S, Class B	170	1,559,440

		2,155,902

Pharmaceuticals 0.5%
Novo Nordisk A/S, Class B	51,182	8,668,409

Road & Rail 0.0%†
DSV A/S	23,388	663,669

		18,065,413

FINLAND 0.9%
Auto Components 0.1%
Nokian Renkaat OYJ	14,122	717,996

Communications Equipment 0.2%
Nokia OYJ*(a)	485,101	3,173,494

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	18,544	309,045

Diversified Telecommunication Services 0.0%†
Elisa OYJ	17,140	409,290

Electric Utilities 0.1%
Fortum OYJ	56,987	1,286,371

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	8,697	261,217

Insurance 0.2%
Sampo OYJ, Class A	54,158	2,329,684

Machinery 0.2%
Kone OYJ, Class B	19,742	1,763,403
Metso OYJ(a)	16,080	631,941
Wartsila OYJ Abp	22,942	1,037,818

		3,433,162

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	17,530	387,986

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	73,781	625,649
UPM-Kymmene OYJ	66,967	926,569

		1,552,218

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,412	338,431

		14,198,894

FRANCE 9.5%
Aerospace & Defense 0.5%
European Aeronautic Defence and Space Co. NV	75,149	4,788,660
Safran SA	32,265	1,987,221
Thales SA	11,337	623,047
Zodiac Aerospace	4,525	720,320

		8,119,248

Auto Components 0.2%
Cie Generale des Etablissements Michelin	23,529	2,609,408

Automobiles 0.1%
Renault SA	24,401	1,945,970

Beverages 0.2%
Pernod Ricard SA	27,509	3,415,950
Remy Cointreau SA(a)	3,497	372,568

		3,788,518

Building Products 0.2%
Compagnie de Saint-Gobain	51,017	2,532,097

Chemicals 0.4%
Air Liquide SA	39,997	5,573,083
Arkema SA	7,866	876,554

		6,449,637

Commercial Banks 0.9%
BNP Paribas SA	127,364	8,615,471
Credit Agricole SA*	129,050	1,422,992
Natixis	124,214	594,774
Societe Generale SA	90,085	4,487,965

		15,121,202

Commercial Services & Supplies 0.1%
Edenred	26,323	855,196
Societe BIC SA	3,493	406,219

		1,261,415

Construction & Engineering 0.3%
Bouygues SA	24,495	896,625
Vinci SA	59,924	3,488,562

		4,385,187

Construction Materials 0.1%
Imerys SA	4,669	325,996
Lafarge SA	23,602	1,646,862

		1,972,858

Diversified Financial Services 0.0%†
Eurazeo SA	4,131	265,416
Wendel SA	4,287	581,330

		846,746

Diversified Telecommunication Services 0.4%
Iliad SA	3,040	709,434
Orange SA	239,696	3,001,374

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Diversified Telecommunication Services (continued)
Vivendi SA	153,825	$3,538,477

		7,249,285

Electric Utilities 0.1%
Electricite de France SA	32,071	1,014,467

Electrical Equipment 0.5%
Alstom SA	28,350	1,008,985
Legrand SA	34,392	1,908,649
Schneider Electric SA	67,604	5,720,491

		8,638,125

Energy Equipment & Services 0.1%
CGG*	21,116	486,769
Technip SA	13,042	1,531,161

		2,017,930

Food & Staples Retailing 0.2%
Carrefour SA	77,930	2,672,981
Casino Guichard Perrachon SA	7,141	736,102

		3,409,083

Food Products 0.3%
Danone SA	73,158	5,508,339

Health Care Equipment & Supplies 0.2%
Essilor International SA	26,323	2,831,046

Hotels, Restaurants & Leisure 0.1%
Accor SA	19,985	830,480
Sodexo	12,073	1,126,484

		1,956,964

Information Technology Services 0.1%
AtoS	7,263	567,106
Cap Gemini SA	18,361	1,091,909

		1,659,015

Insurance 0.4%
AXA SA	229,297	5,321,714
CNP Assurances	20,196	363,959
SCOR SE	20,028	663,745

		6,349,418

Machinery 0.1%
Vallourec SA	14,173	849,248

Media 0.2%
Eutelsat Communications SA	17,771	561,668
JCDecaux SA	9,562	351,952
Lagardere SCA	14,552	472,625
Publicis Groupe SA	23,078	1,835,813

		3,222,058

Multi-Utilities 0.3%
GDF Suez	169,397	4,246,068
Suez Environnement Co.	38,052	617,640
Veolia Environnement SA	44,671	763,676

		5,627,384

Oil, Gas & Consumable Fuels 1.0%
Total SA	274,826	15,929,696

Personal Products 0.3%
L’Oreal SA	30,925	5,308,197

Pharmaceuticals 1.0%
Sanofi	153,105	15,505,998

Professional Services 0.1%
Bureau Veritas SA	27,908	880,914

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	3,419	283,526
Gecina SA	2,989	382,259
ICADE	4,629	422,612
Klepierre	12,723	551,777
Unibail-Rodamco SE	12,273	3,044,793

		4,684,967

Software 0.1%
Dassault Systemes SA	7,885	1,052,435

Textiles, Apparel & Luxury Goods 0.6%
Christian Dior SA	7,049	1,383,462
Kering	9,771	2,189,696
LVMH Moet Hennessy Louis Vuitton SA	32,589	6,422,162

		9,995,320

Trading Companies & Distributors 0.0%†
Rexel SA	27,566	701,335

Transportation Infrastructure 0.1%
Aeroports de Paris	3,808	398,724
Groupe Eurotunnel SA	73,002	665,267

		1,063,991

		154,487,501

GERMANY 8.0%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	117,427	3,894,824

Airlines 0.0%†
Deutsche Lufthansa AG REG*	28,255	551,200

Auto Components 0.1%
Continental AG	14,189	2,405,399

Automobiles 0.9%
Bayerische Motoren Werke AG	42,299	4,549,008
Daimler AG	123,358	9,618,223
Volkswagen AG	3,683	835,510

		15,002,741

Capital Markets 0.4%
Deutsche Bank AG REG	130,812	6,004,435

Chemicals 1.1%
BASF SE	118,020	11,318,162
K+S AG(a)	21,937	567,099
Lanxess AG	10,291	668,104
Linde AG	23,744	4,705,306

		17,258,671

Commercial Banks 0.1%
Commerzbank AG*	124,916	1,438,629

Construction & Engineering 0.0%†
Hochtief AG	3,901	340,527

Construction Materials 0.1%
HeidelbergCement AG	18,258	1,410,797

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Diversified Financial Services 0.1%
Deutsche Boerse AG	24,591	$1,850,684

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG	360,302	5,218,374
Telefonica Deutschland Holding AG	36,826	290,664

		5,509,038

Electrical Equipment 0.0%†
Osram Licht AG*	10,392	487,841

Food & Staples Retailing 0.0%†
Metro AG	15,894	631,175

Food Products 0.0%†
Suedzucker AG	10,747	316,444

Health Care Providers & Services 0.3%
Celesio AG	12,213	274,830
Fresenius Medical Care AG & Co. KGaA	27,863	1,811,513
Fresenius SE & Co. KGaA	15,933	1,977,975

		4,064,318

Household Products 0.1%
Henkel AG & Co. KGaA	16,893	1,496,603

Industrial Conglomerates 0.8%
Siemens AG REG	101,881	12,286,675

Insurance 0.9%
Allianz SE REG	58,489	9,201,982
Hannover Rueck SE	7,553	555,042
Muenchener Rueckversicherungs AG REG	23,162	4,527,749

		14,284,773

Internet Software & Services 0.0%†
United Internet AG	12,941	490,359

Machinery 0.1%
GEA Group AG	23,472	964,684
MAN SE	4,476	533,658

		1,498,342

Media 0.1%
Axel Springer AG	5,166	288,091
Kabel Deutschland Holding AG	2,844	361,290
ProSiebenSat.1 Media AG	13,186	560,413

		1,209,794

Metals & Mining 0.1%
ThyssenKrupp AG*	48,881	1,170,603

Multi-Utilities 0.4%
E.ON SE	229,812	4,089,591
RWE AG	63,265	2,152,562

		6,242,153

Personal Products 0.1%
Beiersdorf AG	13,024	1,156,367

Pharmaceuticals 0.9%
Bayer AG REG	106,255	12,530,743
Merck KGaA	8,404	1,311,717

		13,842,460

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	139,430	1,397,411

Software 0.5%
SAP AG	118,134	8,736,606

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	27,070	2,936,329
Hugo Boss AG	4,131	534,250

		3,470,579

Trading Companies & Distributors 0.1%
Brenntag AG	6,625	1,102,900

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,156	361,791

		129,914,139

GREECE 0.0%†
Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA*	32,283	335,961

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	25,922	289,387

		625,348

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	186,297	957,557

HONG KONG 2.9%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	158,000	309,931

Commercial Banks 0.2%
Bank of East Asia Ltd.(a)	153,140	648,716
BOC Hong Kong Holdings Ltd.	486,000	1,561,513
Hang Seng Bank Ltd.	96,700	1,577,007

		3,787,236

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	281,750	311,419
Hong Kong Exchanges and Clearing Ltd.(a)	141,200	2,265,431

		2,576,850

Diversified Telecommunication Services 0.0%†
HKT Trust/HKT Ltd.	279,000	262,338
PCCW Ltd.	560,000	247,774

		510,112

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	81,000	561,807
CLP Holdings Ltd.	227,000	1,848,766
Power Assets Holdings Ltd.	177,500	1,589,184

		3,999,757

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.(a)	737,422	1,775,121

Hotels, Restaurants & Leisure 0.3%
Galaxy Entertainment Group Ltd.*	268,000	1,883,245
Sands China Ltd.	307,100	1,901,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Hotels, Restaurants & Leisure (continued)
Shangri-La Asia Ltd.	204,833	$339,342
SJM Holdings Ltd.(a)	239,000	673,442

		4,797,136

Industrial Conglomerates 0.2%
Hopewell Holdings Ltd.	76,011	254,638
Hutchison Whampoa Ltd.	276,000	3,310,216
NWS Holdings Ltd.	186,500	289,911

		3,854,765

Insurance 0.5%
AIA Group Ltd.	1,548,000	7,284,223

Marine 0.0%†
Orient Overseas International Ltd.(a)	29,500	173,454

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	295,500	1,444,739

Real Estate Management & Development 0.8%
Cheung Kong Holdings Ltd.	179,000	2,724,973
Hang Lung Properties Ltd.	288,000	980,661
Henderson Land Development Co., Ltd.	141,700	874,312
Hysan Development Co., Ltd.	80,000	357,158
Kerry Properties Ltd.	77,500	331,031
New World Development Co., Ltd.	488,195	733,708
Sino Land Co., Ltd.	369,000	543,642
Sun Hung Kai Properties Ltd.	204,000	2,776,619
Swire Pacific Ltd., Class A	87,500	1,049,608
Swire Properties Ltd.	152,200	427,363
Wharf Holdings Ltd.	192,500	1,667,987
Wheelock & Co., Ltd.	115,000	610,064

		13,077,126

Road & Rail 0.1%
MTR Corp., Ltd.	179,500	710,697

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.(a)	33,000	335,233

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.(a)	745,600	1,086,046
Yue Yuen Industrial Holdings Ltd.	108,000	301,503

		1,387,549

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	557,945	414,199

		46,438,128

IRELAND 0.7%
Airlines 0.0%†
Ryanair Holdings PLC	5,422	46,167
Ryanair Holdings PLC, ADR	3,400	169,116

		215,283

Biotechnology 0.1%
Elan Corp. PLC*	61,637	958,165

Commercial Banks 0.0%†
Bank of Ireland*	2,737,469	776,526
Irish Bank Resolution Corp., Ltd.*(b)	62,537	0

		776,526

Construction Materials 0.2%
CRH PLC	93,131	2,237,763
James Hardie Industries PLC, CDI(a)	53,761	535,458

		2,773,221

Food Products 0.1%
Kerry Group PLC, Class A	19,257	1,171,723

Pharmaceuticals 0.2%
Shire PLC	71,347	2,854,214

Professional Services 0.1%
Experian PLC	130,567	2,485,964

		11,235,096

ISRAEL 0.5%
Chemicals 0.1%
Israel Chemicals Ltd.	59,751	504,557
Israel Corp., Ltd. (The)*	346	182,803

		687,360

Commercial Banks 0.1%
Bank Hapoalim BM	136,070	688,540
Bank Leumi Le-Israel BM*	170,137	632,624
Mizrahi Tefahot Bank Ltd.	16,479	181,441

		1,502,605

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	263,240	483,919

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	589	192,224

Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd.	109,603	4,141,793

Software 0.0%†
NICE Systems Ltd.	7,152	296,381

		7,304,282

ITALY 1.9%
Aerospace & Defense 0.0%†
Finmeccanica SpA*(a)	56,661	339,211

Auto Components 0.0%†
Pirelli & C. SpA	28,799	375,000

Automobiles 0.1%
Fiat SpA*	116,632	930,747

Capital Markets 0.0%†
Mediobanca SpA	62,749	438,402

Commercial Banks 0.5%
Banca Monte dei Paschi di Siena SpA*(a)	810,654	225,329
Intesa Sanpaolo SpA	1,505,941	3,115,084
UniCredit SpA	562,658	3,593,036
Unione di Banche Italiane SCPA	107,062	542,477

		7,475,926

Diversified Financial Services 0.0%†
Exor SpA	12,789	481,232

Diversified Telecommunication Services 0.1%
Telecom Italia SpA	1,300,609	1,070,127

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)
Diversified Telecommunication Services (continued)
Telecom Italia SpA - RSP	801,681	$532,777

		1,602,904

Electric Utilities 0.3%
Enel SpA	850,881	3,267,170
Terna Rete Elettrica Nazionale SpA	195,176	881,100

		4,148,270

Electrical Equipment 0.0%†
Prysmian SpA	25,044	614,083

Energy Equipment & Services 0.0%†
Saipem SpA	33,722	732,496

Gas Utilities 0.1%
Snam SpA	262,040	1,328,041

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA	218,344	468,738

Insurance 0.2%
Assicurazioni Generali SpA	150,943	3,020,028

Oil, Gas & Consumable Fuels 0.5%
Eni SpA(a)	327,801	7,535,547

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	21,849	1,157,819

Transportation Infrastructure 0.0%†
Atlantia SpA	41,487	844,795

		31,493,239

JAPAN 21.6%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	46,700	1,054,697

Airlines 0.1%
ANA Holdings, Inc.(a)	147,000	320,873
Japan Airlines Co., Ltd.	7,693	466,149

		787,022

Auto Components 0.6%
Aisin Seiki Co., Ltd.	24,100	1,033,194
Bridgestone Corp.	84,200	3,085,802
Denso Corp.	62,900	2,951,385
Koito Manufacturing Co., Ltd.	12,000	228,838
NGK Spark Plug Co., Ltd.	21,000	466,074
NHK Spring Co., Ltd.	19,600	201,359
NOK Corp.(a)	10,700	167,111
Stanley Electric Co., Ltd.(a)	17,000	362,454
Sumitomo Rubber Industries Ltd.	20,400	315,758
Toyoda Gosei Co., Ltd.	8,700	215,084
Toyota Boshoku Corp.(a)	9,900	133,033
Toyota Industries Corp.	20,500	887,653
Yokohama Rubber Co., Ltd. (The)	27,000	267,414

		10,315,159

Automobiles 2.6%
Daihatsu Motor Co., Ltd.(a)	23,000	446,973
Fuji Heavy Industries Ltd.	76,000	2,117,789
Honda Motor Co., Ltd.	210,200	8,034,434
Isuzu Motors Ltd.	149,000	987,712
Mazda Motor Corp.*	344,900	1,550,444
Mitsubishi Motors Corp.*(a)	53,799	597,724
Nissan Motor Co., Ltd.	322,000	3,249,859
Suzuki Motor Corp.	46,900	1,130,377
Toyota Motor Corp.	354,400	22,730,347
Yamaha Motor Co., Ltd.	34,100	501,550

		41,347,209

Beverages 0.2%
Asahi Group Holdings Ltd.	50,100	1,318,915
Coca-Cola West Co., Ltd.	8,200	163,879
Kirin Holdings Co., Ltd.	110,000	1,606,019
Suntory Beverage & Food Ltd.*	16,200	546,345

		3,635,158

Building Products 0.2%
Asahi Glass Co., Ltd.	127,000	789,074
Daikin Industries Ltd.	30,100	1,606,551
LIXIL Group Corp.(a)	33,000	680,293
TOTO Ltd.(a)	39,000	547,085

		3,623,003

Capital Markets 0.4%
Daiwa Securities Group, Inc.	215,400	1,943,910
Nomura Holdings, Inc.(a)	469,800	3,674,644
SBI Holdings, Inc.	26,890	348,993

		5,967,547

Chemicals 0.8%
Air Water, Inc.	17,000	251,245
Asahi Kasei Corp.	160,000	1,208,400
Daicel Corp.	40,000	361,854
Hitachi Chemical Co., Ltd.	14,100	227,619
JSR Corp.	24,700	459,562
Kaneka Corp.	35,000	228,968
Kansai Paint Co., Ltd.(a)	31,000	411,966
Kuraray Co., Ltd.(a)	42,400	509,625
Mitsubishi Chemical Holdings Corp.	168,000	787,209
Mitsubishi Gas Chemical Co., Inc.(a)	47,000	396,070
Mitsui Chemicals, Inc.(a)	95,000	261,395
Nitto Denko Corp.	21,500	1,402,096
Shin-Etsu Chemical Co., Ltd.	53,100	3,258,009
Showa Denko KK	188,000	255,543
Sumitomo Chemical Co., Ltd.	186,000	711,726
Taiyo Nippon Sanso Corp.	27,000	181,487
Teijin Ltd.	108,000	249,618
Toray Industries, Inc.	190,000	1,252,971

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Chemicals (continued)
Ube Industries Ltd.	142,000	$268,237

		12,683,600

Commercial Banks 2.2%
Aozora Bank Ltd.	135,000	400,918
Bank of Kyoto Ltd. (The)(a)	41,000	361,205
Bank of Yokohama Ltd. (The)	152,000	871,735
Chiba Bank Ltd. (The)	98,000	717,698
Chugoku Bank Ltd. (The)	22,000	309,899
Fukuoka Financial Group, Inc.	94,000	425,631
Gunma Bank Ltd. (The)	54,000	316,909
Hachijuni Bank Ltd. (The)	48,000	298,798
Hiroshima Bank Ltd. (The)	62,000	264,589
Hokuhoku Financial Group, Inc.	155,000	326,104
Iyo Bank Ltd. (The)	35,000	367,519
Joyo Bank Ltd. (The)	93,000	500,289
Mitsubishi UFJ Financial Group, Inc.	1,637,467	10,503,299
Mizuho Financial Group, Inc.(a)	2,942,824	6,397,561
Nishi-Nippon City Bank Ltd. (The)	80,000	218,352
Resona Holdings, Inc.	243,900	1,252,185
Seven Bank Ltd.(a)	73,000	244,542
Shinsei Bank Ltd.	225,000	549,147
Shizuoka Bank Ltd. (The)(a)	73,000	832,744
Sumitomo Mitsui Financial Group, Inc.(a)	163,653	7,924,971
Sumitomo Mitsui Trust Holdings, Inc.	421,400	2,094,386
Suruga Bank Ltd.	25,000	430,968
Yamaguchi Financial Group, Inc.	26,000	255,808

		35,865,257

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	70,000	742,155
Park24 Co., Ltd.	11,800	209,978
Secom Co., Ltd.	27,300	1,711,108
Toppan Printing Co., Ltd.	69,000	557,653

		3,220,894

Computers & Peripherals 0.1%
NEC Corp.	365,000	847,991

Construction & Engineering 0.2%
Chiyoda Corp.	20,000	241,340
JGC Corp.	26,000	941,325
Kajima Corp.(a)	110,000	448,054
Kinden Corp.	19,000	205,044
Obayashi Corp.(a)	79,000	472,734
Shimizu Corp.(a)	83,000	405,536
Taisei Corp.(a)	118,000	580,786

		3,294,819

Construction Materials 0.0%†
Taiheiyo Cement Corp.(a)	142,000	620,947

Consumer Finance 0.1%
Acom Co., Ltd.*	44,400	167,878
AEON Financial Service Co., Ltd.	9,100	286,641
Credit Saison Co., Ltd.	20,900	569,139

		1,023,658

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,200	417,796

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,900	360,081

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.(a)	33,000	733,779
Mitsubishi UFJ Lease & Finance Co., Ltd.	69,400	368,940
ORIX Corp.	162,200	2,651,634

		3,754,353

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	56,464	2,938,989

Electric Utilities 0.4%
Chubu Electric Power Co., Inc.	83,000	1,140,112
Chugoku Electric Power Co., Inc. (The)(a)	37,000	588,882
Hokkaido Electric Power Co., Inc.*	25,300	341,476
Hokuriku Electric Power Co.	20,100	294,149
Kansai Electric Power Co., Inc. (The)*	89,200	1,147,477
Kyushu Electric Power Co., Inc.*	57,000	815,576
Shikoku Electric Power Co., Inc.*	23,100	393,474
Tohoku Electric Power Co., Inc.*	56,800	699,693
Tokyo Electric Power Co., Inc.*	187,300	1,166,851

		6,587,690

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.	75,000	306,797
Furukawa Electric Co., Ltd.	96,000	222,041
Mabuchi Motor Co., Ltd.	3,100	163,881
Mitsubishi Electric Corp.	250,000	2,637,977
Nidec Corp.(a)	12,900	1,086,865
Sumitomo Electric Industries Ltd.	97,600	1,419,544

		5,837,105

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.	35,400	249,222
FUJIFILM Holdings Corp.	59,900	1,443,581
Hamamatsu Photonics KK(a)	9,200	347,468
Hirose Electric Co., Ltd.(a)	3,700	569,541
Hitachi High-Technologies Corp.	9,100	204,839
Hitachi Ltd.	623,000	4,128,151
HOYA Corp.	56,000	1,324,664
Ibiden Co., Ltd.(a)	12,500	205,145
Keyence Corp.	5,811	2,211,049

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Electronic Equipment, Instruments & Components (continued)
Kyocera Corp.	42,000	$2,239,751
Murata Manufacturing Co., Ltd.(a)	26,300	2,014,690
Nippon Electric Glass Co., Ltd.	51,500	276,563
Omron Corp.	25,900	938,197
Shimadzu Corp.	33,000	313,431
TDK Corp.(a)	15,700	618,496
Yaskawa Electric Corp.	29,000	409,682
Yokogawa Electric Corp.	27,300	389,912

		17,884,382

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	77,100	1,064,212
FamilyMart Co., Ltd.(a)	7,900	342,177
Lawson, Inc.(a)	8,500	666,438
Seven & I Holdings Co., Ltd.	97,500	3,574,349

		5,647,176

Food Products 0.3%
Ajinomoto Co., Inc.(a)	77,000	1,013,102
Calbee, Inc.	8,000	232,155
Kikkoman Corp.	20,000	366,709
MEIJI Holdings Co., Ltd.(a)	7,940	435,204
Nippon Meat Packers, Inc.	23,000	330,115
Nisshin Seifun Group, Inc.(a)	24,750	250,170
Nissin Foods Holdings Co., Ltd.(a)	7,500	308,207
Toyo Suisan Kaisha Ltd.(a)	12,000	352,331
Yakult Honsha Co., Ltd.(a)	11,800	592,449
Yamazaki Baking Co., Ltd.	16,000	172,800

		4,053,242

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	240,000	1,023,095
Toho Gas Co., Ltd.(a)	58,000	304,017
Tokyo Gas Co., Ltd.	314,000	1,722,265

		3,049,377

Health Care Equipment & Supplies 0.2%
Olympus Corp.*	31,100	949,988
Sysmex Corp.(a)	9,400	601,131
Terumo Corp.	19,300	993,569

		2,544,688

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.(a)	4,700	242,677
Medipal Holdings Corp.	15,000	185,312
Miraca Holdings, Inc.	7,700	344,129
Suzuken Co., Ltd.(a)	9,200	303,021

		1,075,139

Health Care Technology 0.0%†
M3, Inc.	93	257,895

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.(a)	9,326	257,102
Oriental Land Co., Ltd.	6,500	1,074,866

		1,331,968

Household Durables 0.5%
Casio Computer Co., Ltd.(a)	28,200	261,811
Panasonic Corp.	284,800	2,757,072
Rinnai Corp.(a)	4,400	326,982
Sekisui Chemical Co., Ltd.	54,000	550,808
Sekisui House Ltd.	70,000	944,264
Sharp Corp.*(a)	128,000	472,050
Sony Corp.(a)	130,200	2,794,726

		8,107,713

Household Products 0.1%
Unicharm Corp.(a)	14,200	831,001

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.	16,000	522,410

Industrial Conglomerates 0.1%
Toshiba Corp.	521,000	2,347,996

Information Technology Services 0.1%
Fujitsu Ltd.*	238,000	890,890
Itochu Techno-Solutions Corp.	3,400	120,993
Nomura Research Institute Ltd.	13,600	472,462
NTT Data Corp.(a)	15,700	531,349
Otsuka Corp.	2,300	294,308

		2,310,002

Insurance 0.5%
Dai-ichi Life Insurance Co., Ltd. (The)	111,300	1,593,920
MS&AD Insurance Group Holdings	66,441	1,741,461
NKSJ Holdings, Inc.(a)	42,450	1,095,026
Sony Financial Holdings, Inc.	23,900	439,096
T&D Holdings, Inc.	72,800	903,971
Tokio Marine Holdings, Inc.	89,600	2,937,540

		8,711,014

Internet & Catalog Retail 0.1%
Rakuten, Inc.	92,700	1,407,143

Internet Software & Services 0.1%
Dena Co., Ltd.(a)	14,000	284,960
Gree, Inc.(a)	12,900	100,397
Yahoo Japan Corp.	180,900	1,029,280

		1,414,637

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	24,100	450,651
Nikon Corp.(a)	43,500	762,505
Sankyo Co., Ltd.	6,700	327,616
Sega Sammy Holdings, Inc.	24,400	704,052
Shimano, Inc.	9,900	885,364
Yamaha Corp.	22,500	322,380

		3,452,568

Machinery 1.2%
Amada Co., Ltd.	43,000	388,611
FANUC Corp.	24,700	4,093,459
Hino Motors Ltd.	31,000	459,433
Hitachi Construction Machinery Co., Ltd.(a)	14,700	330,802

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Machinery (continued)
IHI Corp.	164,000	693,494
Japan Steel Works Ltd. (The)	44,000	256,199
JTEKT Corp.	24,200	332,831
Kawasaki Heavy Industries Ltd.	177,000	770,807
Komatsu Ltd.	120,800	3,016,253
Kubota Corp.	136,000	1,976,633
Kurita Water Industries Ltd.	13,300	282,607
Makita Corp.	14,100	821,512
Mitsubishi Heavy Industries Ltd.	393,000	2,266,340
Nabtesco Corp.	15,200	371,489
NGK Insulators Ltd.	35,000	533,240
NSK Ltd.	60,000	615,468
SMC Corp.	6,700	1,599,060
Sumitomo Heavy Industries Ltd.(a)	78,000	355,713
THK Co., Ltd.(a)	13,500	300,704

		19,464,655

Marine 0.1%
Mitsui OSK Lines Ltd.*	145,000	656,830
Nippon Yusen KK	214,000	678,648

		1,335,478

Media 0.1%
Dentsu, Inc.(a)	27,901	1,064,349
Hakuhodo DY Holdings, Inc.	27,000	201,194
Toho Co., Ltd.	15,900	331,994

		1,597,537

Metals & Mining 0.5%
Daido Steel Co., Ltd.(a)	38,000	223,733
Hitachi Metals Ltd.(a)	25,000	308,092
JFE Holdings, Inc.	62,800	1,637,394
Kobe Steel Ltd.*	336,000	626,310
Maruichi Steel Tube Ltd.	6,400	159,255
Mitsubishi Materials Corp.	137,000	567,671
Nippon Steel & Sumitomo Metal Corp.(a)	983,440	3,349,634
Sumitomo Metal Mining Co., Ltd.(a)	66,000	937,875
Yamato Kogyo Co., Ltd.(a)	5,700	212,116

		8,022,080

Multiline Retail 0.1%
Don Quijote Co., Ltd.	6,700	419,955
Isetan Mitsukoshi Holdings Ltd.	43,960	653,553
J. Front Retailing Co., Ltd.	58,400	474,360
Marui Group Co., Ltd.	31,200	293,149
Takashimaya Co., Ltd.	36,000	338,557

		2,179,574

Office Electronics 0.4%
Brother Industries Ltd.	28,100	318,156
Canon, Inc.	146,400	4,687,630
Konica Minolta, Inc.	62,000	522,275
Ricoh Co., Ltd.(a)	84,000	973,345

		6,501,406

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co., Ltd.*	87,000	163,298
Idemitsu Kosan Co., Ltd.	3,100	268,686
INPEX Corp.	115,200	1,361,503
Japan Petroleum Exploration Co.	3,900	168,019
JX Holdings, Inc.	284,589	1,479,007
Showa Shell Sekiyu KK	24,400	273,350
TonenGeneral Sekiyu KK	40,000	369,995

		4,083,858

Paper & Forest Products 0.0%†
Oji Holdings Corp.(a)	107,000	503,094

Personal Products 0.2%
Kao Corp.	68,100	2,126,684
Shiseido Co., Ltd.(a)	45,100	812,316

		2,939,000

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	56,400	2,880,913
Chugai Pharmaceutical Co., Ltd.	28,700	590,191
Daiichi Sankyo Co., Ltd.(a)	85,900	1,560,071
Dainippon Sumitomo Pharma Co., Ltd.(a)	21,000	286,983
Eisai Co., Ltd.(a)	32,900	1,338,933
Hisamitsu Pharmaceutical Co., Inc.(a)	7,800	435,950
Kyowa Hakko Kirin Co., Ltd.	30,000	308,903
Mitsubishi Tanabe Pharma Corp.	30,900	433,670
Ono Pharmaceutical Co., Ltd.(a)	10,100	620,581
Otsuka Holdings Co., Ltd.	47,500	1,377,293
Santen Pharmaceutical Co., Ltd.	9,100	441,913
Shionogi & Co., Ltd.	38,900	818,895
Taisho Pharmaceutical Holdings Co., Ltd.	4,100	270,752
Takeda Pharmaceutical Co., Ltd.(a)	102,000	4,817,463
Tsumura & Co.(a)	8,400	246,576

		16,429,087

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	101	354,761
Japan Real Estate Investment Corp.	79	921,083
Japan Retail Fund Investment Corp.	258	531,227
Nippon Building Fund, Inc.	87	1,079,458
Nippon Prologis REIT, Inc.	32	320,662
Nomura Real Estate Office Fund, Inc.(a)	39	200,507
United Urban Investment Corp.(a)	299	456,185

		3,863,883

Real Estate Management & Development 1.0%
Aeon Mall Co., Ltd.	14,630	435,493
Daito Trust Construction Co., Ltd.	9,100	910,667
Daiwa House Industry Co., Ltd.	76,000	1,435,709
Hulic Co., Ltd.	36,000	541,212
Mitsubishi Estate Co., Ltd.	160,000	4,741,715
Mitsui Fudosan Co., Ltd.	108,000	3,647,093
Nomura Real Estate Holdings, Inc.	16,200	399,977
NTT Urban Development Corp.	14,700	193,810
Sumitomo Realty & Development Co., Ltd.	45,000	2,144,809
Tokyo Tatemono Co., Ltd.	54,000	496,490
Tokyu Land Corp.(b)	54,000	558,981

		15,505,956

Road & Rail 0.8%
Central Japan Railway Co.	18,600	2,387,399
East Japan Railway Co.	43,576	3,755,586

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Road & Rail (continued)
Hankyu Hanshin Holdings, Inc.	144,000	$800,371
Keikyu Corp.	58,000	549,136
Keio Corp.(a)	71,000	509,991
Keisei Electric Railway Co., Ltd.	33,000	344,522
Kintetsu Corp.(a)	205,000	765,419
Nippon Express Co., Ltd.(a)	105,000	527,613
Odakyu Electric Railway Co., Ltd.(a)	81,000	806,314
Tobu Railway Co., Ltd.	136,000	719,135
Tokyu Corp.	144,000	1,029,162
West Japan Railway Co.	21,800	934,668

		13,129,316

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.(a)	21,000	243,723
Rohm Co., Ltd.	11,700	482,471
Sumco Corp.	15,700	128,100
Tokyo Electron Ltd.	22,100	1,188,964

		2,043,258

Software 0.2%
GungHo Online Entertainment, Inc.*(a)	450	352,388
Konami Corp.(a)	12,900	298,295
Nexon Co., Ltd.	16,000	195,556
Nintendo Co., Ltd.(a)	13,500	1,529,065
Oracle Corp. Japan	5,200	193,986
Trend Micro, Inc.	12,900	482,055

		3,051,345

Specialty Retail 0.3%
ABC-Mart, Inc.	3,600	175,640
Fast Retailing Co., Ltd.	6,800	2,564,626
Nitori Holdings Co., Ltd.	4,650	425,826
Sanrio Co., Ltd.(a)	6,100	375,995
Shimamura Co., Ltd.	2,800	278,783
USS Co., Ltd.	29,300	424,243
Yamada Denki Co., Ltd.(a)	115,400	341,334

		4,586,447

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	21,000	362,928

Tobacco 0.3%
Japan Tobacco, Inc.	141,100	5,086,623

Trading Companies & Distributors 0.9%
ITOCHU Corp.(a)	194,700	2,398,546
Marubeni Corp.(a)	209,000	1,652,857
Mitsubishi Corp.(a)	179,100	3,636,413
Mitsui & Co., Ltd.(a)	224,700	3,276,560
Sojitz Corp.	149,300	293,184
Sumitomo Corp.(a)	145,000	1,959,774
Toyota Tsusho Corp.	27,100	710,595

		13,927,929

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	27,000	229,863
Mitsubishi Logistics Corp.(a)	14,000	212,281

		442,144

Wireless Telecommunication Services 0.9%
KDDI Corp.	69,600	3,576,741
NTT DOCOMO, Inc.(a)	197,600	3,201,940
Softbank Corp.	123,200	8,555,933

		15,334,614

		349,521,538

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	11,066	793,271

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	61,483	1,438,341

Media 0.1%
SES SA, FDR	39,284	1,124,126

Metals & Mining 0.1%
ArcelorMittal	128,444	1,761,049

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	7,792	689,336

		5,012,852

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	116,800	388,467
Wynn Macau Ltd.(a)	206,400	705,515

		1,093,982

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	24,155	380,288

NETHERLANDS 4.4%
Air Freight & Logistics 0.0%†
TNT Express NV	44,734	408,344

Beverages 0.2%
Heineken Holding NV	12,691	802,390
Heineken NV	29,785	2,110,173

		2,912,563

Chemicals 0.2%
Akzo Nobel NV	30,798	2,023,448
Koninklijke DSM NV	20,023	1,510,468

		3,533,916

Computers & Peripherals 0.1%
Gemalto NV	9,995	1,072,878

Construction & Engineering 0.1%
Koninklijke Boskalis Westminster NV	10,330	457,872
OCI*	11,887	402,033

		859,905

Diversified Financial Services 0.4%
ING Groep NV, CVA*	490,498	5,565,669

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV*	416,950	1,327,613
Ziggo NV	19,477	789,252

		2,116,865

Energy Equipment & Services 0.0%†
Fugro NV, CVA	8,744	533,081

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
Food & Staples Retailing 0.1%
Koninklijke Ahold NV	130,301	$2,257,492

Food Products 0.5%
Unilever NV, CVA	208,543	7,959,395

Industrial Conglomerates 0.2%
Koninklijke Philips NV	122,197	3,942,201

Insurance 0.1%
Aegon NV	227,370	1,682,366
Delta Lloyd NV	24,116	513,681

		2,196,047

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	29,540	635,939

Machinery 0.1%
CNH Industrial NV*	111,270	1,427,040

Media 0.2%
Reed Elsevier NV	90,132	1,812,457
Wolters Kluwer NV	38,133	983,160

		2,795,617

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, Class A	487,960	16,085,863
Royal Dutch Shell PLC, Class B	328,531	11,335,245

		27,421,108

Professional Services 0.1%
Randstad Holding NV	16,476	929,272

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	8,026	345,741

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	45,672	4,511,253

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	9,121	522,717

		71,947,043

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.(a)	91,194	718,843

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.(a)	243,608	469,917

Electric Utilities 0.0%†
Contact Energy Ltd.	53,701	241,275

Hotels, Restaurants & Leisure 0.0%†
SKYCITY Entertainment Group Ltd.	81,319	270,828

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	149,121	410,498

		2,111,361

NORWAY 0.6%
Chemicals 0.1%
Yara International ASA	23,154	956,064

Commercial Banks 0.1%
DNB ASA	125,796	1,910,318

Diversified Telecommunication Services 0.1%
Telenor ASA	90,748	2,073,904

Energy Equipment & Services 0.0%†
Aker Solutions ASA	21,944	308,140

Food Products 0.1%
Orkla ASA	95,956	699,038

Insurance 0.0%†
Gjensidige Forsikring ASA	23,910	360,934

Metals & Mining 0.0%†
Norsk Hydro ASA(a)	114,121	473,320

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	144,497	3,281,990

		10,063,708

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco Espirito Santo SA*	193,351	205,737

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG(a)	75,071	338,484

Electric Utilities 0.1%
EDP - Energias de Portugal SA	255,165	932,192

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	32,647	669,962

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA, Class B	45,061	749,672

		2,896,047

SINGAPORE 1.5%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	193,000	642,407

Airlines 0.0%†
Singapore Airlines Ltd.(a)	65,866	548,465

Commercial Banks 0.5%
DBS Group Holdings Ltd.	220,500	2,886,484
Oversea-Chinese Banking Corp., Ltd.	334,000	2,744,735
United Overseas Bank Ltd.	164,000	2,705,162

		8,336,381

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.(a)	13,000	395,906

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	111,000	642,966

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,031,850	3,072,944

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)
Food & Staples Retailing 0.0%†
Olam International Ltd.(a)	214,600	$262,184

Food Products 0.1%
Golden Agri-Resources Ltd.(a)	938,612	389,253
Wilmar International Ltd.(a)	241,294	609,952

		999,205

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC(a)	768,296	880,859

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	189,400	1,574,575
Sembcorp Industries Ltd.	120,000	506,665

		2,081,240

Machinery 0.0%†
SembCorp Marine Ltd.(a)	100,800	364,402

Media 0.1%
Singapore Press Holdings Ltd.(a)	208,000	681,468

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust(a)	255,466	464,818
CapitaCommercial Trust(a)	252,000	290,948
CapitaMall Trust	313,200	489,352

		1,245,118

Real Estate Management & Development 0.2%
CapitaLand Ltd.	324,097	799,154
CapitaMalls Asia Ltd.	174,300	271,911
City Developments Ltd.	52,000	426,222
Global Logistic Properties Ltd.	400,000	920,803
Keppel Land Ltd.	82,538	232,988
UOL Group Ltd.	62,000	304,385

		2,955,463

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	268,000	421,721

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	638,000	497,958

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	278,773

		24,307,460

SPAIN 3.1%
Biotechnology 0.0%†
Grifols SA	18,747	769,830

Commercial Banks 1.4%
Banco Bilbao Vizcaya Argentaria SA	710,997	7,950,658
Banco de Sabadell SA(b)	70,857	178,393
Banco de Sabadell SA(a)	354,287	892,077
Banco Popular Espanol SA*	163,681	878,682
Banco Santander SA	1,431,067	11,667,680
Bankia SA*	527,195	575,592
CaixaBank	145,946	641,272

		22,784,354

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	18,678	594,776
Ferrovial SA	50,936	917,380

		1,512,156

Diversified Telecommunication Services 0.5%
Telefonica SA	527,999	8,208,332

Electric Utilities 0.3%
Acciona SA(a)	3,652	208,199
Iberdrola SA(a)	605,585	3,520,084
Red Electrica Corp. SA	14,454	822,731

		4,551,014

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	75,550	654,992

Gas Utilities 0.1%
Enagas SA	25,271	619,320
Gas Natural SDG SA	46,555	973,332

		1,592,652

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	49,082	1,740,309

Insurance 0.0%†
Mapfre SA(a)	92,045	329,485

Machinery 0.0%†
Zardoya Otis SA	20,901	339,352

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	109,125	2,705,605

Specialty Retail 0.3%
Industria de Diseno Textil SA	27,839	4,294,237

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	46,008	894,173

		50,376,491

SWEDEN 3.2%
Building Products 0.1%
Assa Abloy AB, Class B	43,193	1,984,807

Capital Markets 0.0%†
Ratos AB, Class B(a)	27,367	254,731

Commercial Banks 0.7%
Nordea Bank AB	362,806	4,378,012
Skandinaviska Enskilda Banken AB, Class A	195,730	2,074,787

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)
Commercial Banks (continued)
Svenska Handelsbanken AB, Class A	64,213	$2,747,330
Swedbank AB, Class A	117,247	2,731,025

		11,931,154

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	38,088	434,920

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	390,693	5,203,540

Construction & Engineering 0.1%
Skanska AB, Class B	47,711	918,262

Diversified Financial Services 0.2%
Industrivarden AB, Class C	14,220	261,763
Investment AB Kinnevik, Class B	25,867	895,492
Investor AB, Class B	58,370	1,770,217

		2,927,472

Diversified Telecommunication Services 0.2%
TeliaSonera AB	306,853	2,347,717

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	29,759	897,096

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B	45,873	739,641
Getinge AB, Class B	25,407	908,334

		1,647,975

Household Durables 0.1%
Electrolux AB Series B	30,263	783,647
Husqvarna AB, Class B	53,842	349,465

		1,133,112

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	73,998	1,864,695

Machinery 0.7%
Alfa Laval AB	39,439	951,976
Atlas Copco AB, Class A	86,808	2,543,000
Atlas Copco AB, Class B	50,451	1,333,236
Sandvik AB	137,424	1,898,102
Scania AB, Class B	40,394	865,980
SKF AB, Class B	50,691	1,410,978
Volvo AB, Class B	194,392	2,912,942

		11,916,214

Metals & Mining 0.0%†
Boliden AB	33,493	501,460

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	27,662	595,613

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	122,699	5,330,840

Tobacco 0.1%
Swedish Match AB	25,958	915,790

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	42,709	545,985

		51,351,383

SWITZERLAND 9.7%
Beverages 0.0%†
Coca-Cola HBC AG, ADR	25,385	758,250

Biotechnology 0.1%
Actelion Ltd.*	13,641	968,533

Building Products 0.1%
Geberit AG*	5,014	1,354,829

Capital Markets 1.1%
Credit Suisse Group AG REG*	192,151	5,876,348
Julius Baer Group Ltd.*	28,917	1,350,230
Partners Group Holding AG	2,247	551,539
UBS AG*	467,763	9,587,008

		17,365,125

Chemicals 0.5%
EMS-Chemie Holding AG	1,002	354,573
Givaudan SA*	1,080	1,578,505
Sika AG	288	840,331
Syngenta AG	11,941	4,880,370

		7,653,779

Commercial Banks 0.0%†
Banque Cantonale Vaudoise	337	185,505

Construction Materials 0.1%
Holcim Ltd.*	29,599	2,206,834

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,802	285,187

Diversified Telecommunication Services 0.1%
Swisscom AG	3,041	1,461,278

Electrical Equipment 0.4%
ABB Ltd.*	282,582	6,674,389

Energy Equipment & Services 0.1%
Transocean Ltd.	46,464	2,065,005

Food Products 1.9%
Aryzta AG*	10,812	722,637
Barry Callebaut AG*	248	248,909
Lindt & Spruengli AG	13	618,123
Lindt & Spruengli AG - Participation Certificate	116	475,871
Nestle SA REG	414,264	28,888,335

		30,953,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Health Care Equipment & Supplies 0.1%
Sonova Holding AG*	6,543	$814,236

Insurance 0.6%
Baloise Holding AG	5,910	653,726
Swiss Life Holding AG*	4,243	803,429
Swiss Re AG*	45,567	3,775,248
Zurich Insurance Group AG*	19,188	4,946,452

		10,178,855

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	6,956	569,707

Machinery 0.1%
Schindler Holding AG	2,819	410,271
Schindler Holding AG - Participation Certificate	6,162	925,898
Sulzer AG	2,946	456,122

		1,792,291

Marine 0.1%
Kuehne + Nagel International AG(a)	6,795	891,259

Metals & Mining 0.5%
Glencore Xstrata PLC*	1,363,738	7,425,959

Pharmaceuticals 2.9%
Novartis AG REG	295,510	22,730,090
Roche Holding AG	90,256	24,357,692

		47,087,782

Professional Services 0.2%
Adecco SA*	16,889	1,204,794
SGS SA	704	1,682,499

		2,887,293

Real Estate Management & Development 0.0%†
Swiss Prime Site AG*	7,259	561,707

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	83,725	772,683

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA	67,766	6,789,870
Swatch Group AG (The)	5,335	602,082
Swatch Group AG (The) - Bearer Shares	3,987	2,567,716

		9,959,668

Trading Companies & Distributors 0.1%
Wolseley PLC	34,902	1,805,748

		156,679,777

UNITED KINGDOM 18.8%
Aerospace & Defense 0.6%
BAE Systems PLC	420,185	3,088,284
Cobham PLC	146,344	680,448
Meggitt PLC	99,616	884,767
Rolls-Royce Holdings PLC*	242,743	4,367,398

		9,020,897

Airlines 0.1%
easyJet PLC	20,730	428,357
International Consolidated Airlines Group SA*	121,081	661,617

		1,089,974

Auto Components 0.1%
GKN PLC	208,042	1,150,998

Beverages 1.0%
Diageo PLC	322,559	10,253,321
SABMiller PLC	122,987	6,255,417

		16,508,738

Capital Markets 0.2%
3i Group PLC	122,291	719,695
Aberdeen Asset Management PLC	126,721	776,089
Hargreaves Lansdown PLC	25,283	400,860
ICAP PLC	67,785	410,199
Investec PLC	75,189	486,898
Schroders PLC	13,753	573,391

		3,367,132

Chemicals 0.1%
Croda International PLC	16,864	724,106
Johnson Matthey PLC	26,201	1,190,597

		1,914,703

Commercial Banks 3.0%
Barclays PLC	1,566,689	6,695,520
HSBC Holdings PLC	2,392,797	25,898,087
Lloyds Banking Group PLC*	5,937,752	7,069,785
Royal Bank of Scotland Group PLC*	270,246	1,568,475
Standard Chartered PLC	310,917	7,448,862

		48,680,729

Commercial Services & Supplies 0.2%
Aggreko PLC	34,155	886,323
Babcock International Group PLC	45,228	875,159
G4S PLC	175,684	723,717
Serco Group PLC	62,048	548,969

		3,034,168

Containers & Packaging 0.0%†
Rexam PLC	100,033	779,517

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	23,018	572,601

Diversified Telecommunication Services 0.4%
BT Group PLC	1,008,222	5,582,260
Inmarsat PLC	59,841	686,393

		6,268,653

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Electric Utilities 0.2%
SSE PLC	124,052	$2,958,581

Energy Equipment & Services 0.1%
AMEC PLC	36,814	639,582
Petrofac Ltd.	32,382	735,624
Subsea 7 SA	34,998	727,775

		2,102,981

Food & Staples Retailing 0.5%
J Sainsbury PLC	154,850	981,398
Tesco PLC	1,033,487	6,008,201
WM Morrison Supermarkets PLC	282,520	1,280,940

		8,270,539

Food Products 0.5%
Associated British Foods PLC	46,308	1,405,444
Tate & Lyle PLC	58,880	701,631
Unilever PLC	164,966	6,413,923

		8,520,998

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	116,682	1,455,724

Hotels, Restaurants & Leisure 0.4%
Carnival PLC	23,272	788,445
Compass Group PLC	236,485	3,253,082
InterContinental Hotels Group PLC	34,923	1,019,449
Tui Travel PLC	57,012	339,286
Whitbread PLC	22,701	1,088,935
William Hill PLC	111,872	729,435

		7,218,632

Household Durables 0.0%†
Persimmon PLC*	39,276	690,286

Household Products 0.4%
Reckitt Benckiser Group PLC	82,906	6,061,675

Industrial Conglomerates 0.1%
Smiths Group PLC	49,907	1,128,768

Insurance 1.0%
Admiral Group PLC	24,165	482,027
Aviva PLC	380,771	2,444,022
Direct Line Insurance Group PLC	108,200	373,422
Legal & General Group PLC	757,949	2,405,090
Old Mutual PLC	626,821	1,902,699
Prudential PLC	328,224	6,106,346
RSA Insurance Group PLC	483,260	945,363
Standard Life PLC	301,022	1,682,145

		16,341,114

Machinery 0.2%
IMI PLC	41,311	972,623
Invensys PLC	80,200	646,887
Melrose Industries PLC	164,575	799,014
Weir Group PLC (The)	27,027	1,018,764

		3,437,288

Media 0.7%
British Sky Broadcasting Group PLC	131,824	1,856,281
ITV PLC	490,761	1,392,566
Pearson PLC	105,239	2,141,752
Reed Elsevier PLC	155,171	2,091,618
WPP PLC	167,837	3,449,060

		10,931,277

Metals & Mining 1.3%
Anglo American PLC	177,993	4,370,577
Antofagasta PLC	48,942	648,186
BHP Billiton PLC	272,438	8,014,121
Rio Tinto PLC	163,899	8,000,405
Vedanta Resources PLC	10,562	184,790

		21,218,079

Multiline Retail 0.2%
Marks & Spencer Group PLC	209,333	1,682,025
Next PLC	20,723	1,731,486

		3,413,511

Multi-Utilities 0.6%
Centrica PLC	663,173	3,969,032
National Grid PLC	469,186	5,542,309

		9,511,341

Oil, Gas & Consumable Fuels 1.7%
BG Group PLC	439,022	8,380,783
BP PLC	2,439,497	17,102,927
Tullow Oil PLC	116,798	1,936,374

		27,420,084

Pharmaceuticals 1.5%
AstraZeneca PLC	160,913	8,365,071
GlaxoSmithKline PLC	632,870	15,912,090

		24,277,161

Professional Services 0.2%
Capita PLC	84,452	1,361,227
Intertek Group PLC	20,646	1,105,652

		2,466,879

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	123,943	1,157,841
Hammerson PLC	95,990	778,198
Intu Properties PLC	80,636	418,883
Land Securities Group PLC	101,458	1,508,098
Segro PLC	97,198	487,527

		4,350,547

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	179,762	2,877,267

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Software 0.0%†
Sage Group PLC (The)	141,596	$756,082

Specialty Retail 0.1%
Kingfisher PLC	309,067	1,930,686

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	56,749	1,501,647

Tobacco 1.1%
British American Tobacco PLC	246,466	12,971,329
Imperial Tobacco Group PLC	124,710	4,610,221

		17,581,550

Trading Companies & Distributors 0.1%
Bunzl PLC	41,584	900,740
Travis Perkins PLC	31,752	848,272

		1,749,012

Water Utilities 0.1%
Severn Trent PLC	29,808	850,062
United Utilities Group PLC	87,147	974,722

		1,824,784

Wireless Telecommunication Services 1.4%
Vodafone Group PLC	6,253,531	21,948,798

		304,333,401

Total Common Stocks (cost $1,303,734,821)		1,599,565,410

Preferred Stocks 0.6%

	Shares	Market Value
GERMANY 0.6%
Automobiles 0.4%
Bayerische Motoren Werke AG	6,881	$561,395
Porsche Automobil Holding SE	19,373	1,691,140
Volkswagen AG	18,484	4,358,180

		6,610,715

Chemicals 0.0%†
Fuchs Petrolub SE - Preference Shares	4,641	388,452

Household Products 0.2%
Henkel AG & Co. KGaA	23,026	2,373,011

Multi-Utilities 0.0%†
RWE AG(a)	6,050	198,337

Total Preferred Stocks (cost $5,498,651)		9,570,515

Rights 0.0%†

	Number of Rights	Market Value
SPAIN 0.0%†
Commercial Banks 0.0%†
Banco Bilbao Vizcaya Argentaria SA, expiring on 10/17/13*	710,997	$97,149

Transportation Infrastructure 0.0%†
Abertis Infraestructuras SA, expiring on 10/09/13*	46,008	44,752

		141,901

UNITED KINGDOM 0.0%†
Commercial Banks 0.0%†
Barclays PLC, expiring on 10/01/13*	396,698	518,588

Total Rights (cost $–)		660,489

Repurchase Agreements 6.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $50,000,083, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $51,000,111.(c)	$50,000,000	$50,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $10,667,926, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $10,881,282.(c)	10,667,896	10,667,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

Repurchase Agreements (continued)

	Principal Amount	Market Value
Goldman Sachs & Co., 0.02%, dated 09/24/13, due 10/01/13, repurchase price $40,000,022, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.00%, maturing 01/15/16 - 04/15/18; total market value $40,800,005.(c)	$40,000,000	$40,000,000

Total Repurchase Agreements (cost $100,667,896)		100,667,896

Total Investments (cost $1,409,901,368)(d) — 105.5%		1,710,464,310
Liabilities in excess of other assets — (5.5)%		(89,824,395)

NET ASSETS — 100.0%		$1,620,639,915

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $95,456,620.
(b)	Fair Valued Security.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $100,667,896.
(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $1,461,712,394, tax unrealized appreciation and depreciation were $332,717,805 and $(83,965,889), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CH	Switzerland
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

At September 30, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
78	DJ Euro Stoxx 50	12/20/13	$3,037,987	$(36,719)
30	FTSE 100 Index	12/20/13	3,122,615	(51,413)
27	SGX Nikkei 225 Index	12/12/13	1,994,888	(30,281)
9	SPI 200 Index	12/19/13	1,096,321	(9,633)

			$9,251,811	$(128,046)

At September 30, 2013, the Fund has $788,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$18,121,763	$—	$18,121,763
Air Freight & Logistics	—	5,808,390	—	5,808,390
Airlines	169,116	3,551,396	—	3,720,512
Auto Components	—	17,573,960	—	17,573,960
Automobiles	—	59,226,667	—	59,226,667
Beverages	758,250	39,710,454	—	40,468,704
Biotechnology	—	7,564,837	—	7,564,837
Building Products	—	9,494,736	—	9,494,736
Capital Markets	—	35,149,370	—	35,149,370
Chemicals	—	54,404,471	—	54,404,471
Commercial Banks	—	210,717,292	—	210,717,292
Commercial Services & Supplies	—	9,634,944	—	9,634,944
Communications Equipment	—	8,814,720	—	8,814,720
Computers & Peripherals	—	1,920,869	—	1,920,869
Construction & Engineering	—	11,684,706	—	11,684,706
Construction Materials	—	10,159,608	—	10,159,608

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Consumer Finance	$—	$1,023,658	$—	$1,023,658
Containers & Packaging	—	2,742,748	—	2,742,748
Distributors	—	395,906	—	395,906
Diversified Consumer Services	—	360,081	—	360,081
Diversified Financial Services	—	21,452,460	—	21,452,460
Diversified Telecommunication Services	—	49,531,942	—	49,531,942
Electric Utilities	—	26,189,794	—	26,189,794
Electrical Equipment	—	22,251,543	—	22,251,543
Electronic Equipment, Instruments & Components	—	18,781,478	—	18,781,478
Energy Equipment & Services	—	12,007,060	—	12,007,060
Food & Staples Retailing	—	33,968,960	—	33,968,960
Food Products	—	60,182,259	—	60,182,259
Gas Utilities	—	8,350,301	—	8,350,301
Health Care Equipment & Supplies	—	10,846,842	—	10,846,842
Health Care Providers & Services	—	6,418,649	—	6,418,649
Health Care Technology	—	257,895	—	257,895
Hotels, Restaurants & Leisure	—	19,974,914	—	19,974,914
Household Durables	—	9,931,111	—	9,931,111
Household Products	—	10,253,974	—	10,253,974
Independent Power Producers & Energy Traders	—	991,148	—	991,148
Industrial Conglomerates	—	25,641,645	—	25,641,645
Information Technology Services	—	6,296,171	—	6,296,171
Insurance	—	81,346,039	—	81,346,039
Internet & Catalog Retail	—	1,407,143	—	1,407,143
Internet Software & Services	—	1,904,996	—	1,904,996
Leisure Equipment & Products	—	3,452,568	—	3,452,568
Life Sciences Tools & Services	—	1,205,646	—	1,205,646
Machinery	—	45,334,704	—	45,334,704
Marine	—	4,556,093	—	4,556,093
Media	—	21,860,876	—	21,860,876
Metals & Mining	—	62,290,619	—	62,290,619
Multiline Retail	—	5,826,443	—	5,826,443
Multi-Utilities	—	22,388,361	—	22,388,361
Office Electronics	—	6,501,406	—	6,501,406
Oil, Gas & Consumable Fuels	—	98,280,230	—	98,280,230
Paper & Forest Products	—	2,055,312	—	2,055,312
Personal Products	—	9,403,564	—	9,403,564
Pharmaceuticals	—	133,987,137	—	133,987,137
Professional Services	—	10,614,330	—	10,614,330
Real Estate Investment Trusts (REITs)	—	24,808,270	—	24,808,270
Real Estate Management & Development	—	33,302,120	—	33,302,120
Road & Rail	—	16,740,082	—	16,740,082
Semiconductors & Semiconductor Equipment	—	11,937,105	—	11,937,105
Software	—	13,892,849	—	13,892,849
Specialty Retail	—	16,142,210	—	16,142,210
Textiles, Apparel & Luxury Goods	—	27,835,510	—	27,835,510
Tobacco	—	23,583,963	—	23,583,963
Trading Companies & Distributors	—	19,701,123	—	19,701,123
Transportation Infrastructure	—	6,268,333	—	6,268,333
Water Utilities	—	1,824,784	—	1,824,784
Wireless Telecommunication Services	—	38,797,506	—	38,797,506

Total Common Stocks	$927,366	$ 1,598,638,044	$—	$ 1,599,565,410

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT International Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Preferred Stocks	$—	$9,570,515	$—	$9,570,515
Repurchase Agreements	—	100,667,896	—	100,667,896
Rights	—	660,489	—	660,489

Total Assets	$927,366	$1,709,536,944	$—	$1,710,464,310

Liabilities:
Future Contracts	(128,046)	—	—	(128,046)

Total Liabilities	$(128,046)	$—	$—	$(128,046)

Total	$799,320	$1,709,536,944	$—	$1,710,336,264

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2013, the Fund held 3 common stock investments that were categorized as Level 3 investments, which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

		Fair Value
Liabilities:
Futures Contracts Equity and currency risk	Unrealized depreciation from futures contracts	$(128,046)

Total		$(128,046)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.1%
NVIT International Index Fund, Class Y(a)	10,402,931	$99,868,138
NVIT Mid Cap Index Fund, Class Y(a)	2,192,027	49,956,305
NVIT S&P 500 Index Fund, Class Y(a)	11,226,379	132,920,332
NVIT Small Cap Index Fund, Class Y(a)	2,553,182	33,319,028

Total Equity Funds (cost $239,296,545)		316,063,803

Fixed Income Fund 5.0%
NVIT Bond Index Fund, Class Y(a)	1,573,750	16,681,750

Total Fixed Income Fund (cost $16,650,274)		16,681,750

Total Mutual Funds (cost $255,946,819)		332,745,553

Total Investments (cost $255,946,819)(b) — 100.1%		332,745,553
Liabilities in excess of other assets — (0.1)%		(184,605)

NET ASSETS — 100.0%		$332,560,948

(a)	Investment in affiliate.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $266,910,227, tax unrealized appreciation and depreciation were $65,835,326 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 89.0%

	Shares	Market Value
Equity Funds 50.1%
NVIT International Index Fund, Class Y(a)	13,217,191	$126,885,036
NVIT Mid Cap Index Fund, Class Y(a)	3,477,113	79,243,401
NVIT S&P 500 Index Fund, Class Y(a)	20,604,178	243,953,467
NVIT Small Cap Index Fund, Class Y(a)	3,019,465	39,404,020

Total Equity Funds (cost $382,718,999)		489,485,924

Fixed Income Funds 38.9%
NVIT Bond Index Fund, Class Y(a)	25,781,018	273,278,793
NVIT Enhanced Income Fund, Class Y(a)	7,947,348	77,884,010
NVIT Short Term Bond Fund, Class Y(a)	2,752,611	29,040,051

Total Fixed Income Funds (cost $384,888,212)		380,202,854

Total Mutual Funds (cost $767,607,211)		869,688,778

Fixed Contract 11.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)	$107,190,384	107,190,384

Total Fixed Contract (cost $107,190,384)		107,190,384

Total Investments (cost $874,797,595)(c) — 100.0%		976,879,162
Liabilities in excess of other assets — 0.0%†		(448,818)

NET ASSETS — 100.0%		$976,430,344

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At September 30, 2013, the tax basis cost of the Fund’s investments was $874,919,340, tax unrealized appreciation and depreciation were $106,650,299 and $(4,690,477), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Investor Destinations Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$107,190,384	$—	$107,190,384
Mutual Funds	869,688,778	—	—	869,688,778

Total	$869,688,778	$107,190,384	$—	$976,879,162

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 93.2%

	Shares	Market Value
Equity Funds 70.6%
NVIT International Index Fund, Class Y(a)	29,518,917	$283,381,603
NVIT Mid Cap Index Fund, Class Y(a)	6,876,625	156,718,279
NVIT S&P 500 Index Fund, Class Y(a)	38,582,515	456,816,980
NVIT Small Cap Index Fund, Class Y(a)	6,694,403	87,361,965

Total Equity Funds (cost $763,849,975)		984,278,827

Fixed Income Funds 22.6%
NVIT Bond Index Fund, Class Y(a)	25,995,912	275,556,671
NVIT Short Term Bond Fund, Class Y(a)	3,719,714	39,242,982

Total Fixed Income Funds (cost $318,797,156)		314,799,653

Total Mutual Funds (cost $1,082,647,131)		1,299,078,480

Fixed Contract 6.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)	$94,403,955
		94,403,955

Total Fixed Contract (cost $94,403,955)		94,403,955

Total Investments (cost $1,177,051,086)(c) — 100.0%		1,393,482,435
Liabilities in excess of other assets — 0.0%†		(643,195)

NET ASSETS — 100.0%		$1,392,839,240

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At September 30, 2013, the tax basis cost of the Fund’s investments was $1,177,213,475, tax unrealized appreciation and depreciation were $220,269,355 and $(4,000,395), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$94,403,955	$—	$94,403,955
Mutual Funds	1,299,078,480	—	—	1,299,078,480

Total	$1,299,078,480	$94,403,955	$—	$1,393,482,435

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 79.0%

	Shares	Market Value
Equity Funds 20.0%
NVIT International Index Fund, Class Y(a)	4,140,689	$39,750,612
NVIT Mid Cap Index Fund, Class Y(a)	1,071,178	24,412,138
NVIT S&P 500 Index Fund, Class Y(a)	8,066,297	95,504,954

Total Equity Funds (cost $125,659,982)		159,667,704

Fixed Income Funds 57.0%
NVIT Bond Index Fund, Class Y(a)	30,049,275	318,522,319
NVIT Enhanced Income Fund, Class Y(a)	11,370,894	111,434,765
NVIT Short Term Bond Fund, Class Y(a)	2,257,896	23,820,801

Total Fixed Income Funds (cost $455,965,193)		453,777,885

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	15,855,895	15,855,895

Total Money Market Fund (cost $15,855,895)		15,855,895

Total Mutual Funds (cost $597,481,070)		629,301,484

Fixed Contract 21.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(c)	$167,189,107	167,189,107

Total Fixed Contract (cost $167,189,107)		167,189,107

Total Investments (cost $764,670,177)(d) — 100.0%		796,490,591
Liabilities in excess of other assets — 0.0%†		(382,223)

NET ASSETS — 100.0%		$796,108,368

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $765,328,589, tax unrealized appreciation and depreciation were $33,389,099 and $(2,227,097), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$167,189,107	$—	$167,189,107
Mutual Funds	629,301,484	—	—	629,301,484

Total	$629,301,484	$167,189,107	$—	$796,490,591

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund

Mutual Funds 99.3%

	Shares	Market Value
Equity Funds 48.3%
NVIT International Index Fund, Class Y(a)	558,723	$5,363,742
NVIT Mid Cap Index Fund, Class Y(a)	142,897	3,256,632
NVIT S&P 500 Index Fund, Class Y(a)	844,896	10,003,569
NVIT Small Cap Index Fund, Class Y(a)	127,467	1,663,445

Total Equity Funds (cost $19,724,025)		20,287,388

Fixed Income Funds 46.8%
NVIT Bond Index Fund, Class Y(a)	1,036,926	10,991,418
NVIT Enhanced Income Fund, Class Y(a)	320,475	3,140,653
NVIT Short Term Bond Fund, Class Y(a)	522,131	5,508,481

Total Fixed Income Funds (cost $19,679,201)		19,640,552

Money Market Fund 4.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(b)	1,751,868	1,751,868

Total Money Market Fund (cost $1,751,868)		1,751,868

Total Mutual Funds (cost $41,155,094)		41,679,808

Total Investments (cost $41,155,094)(c) — 99.3%		41,679,808

Other assets in excess of liabilities — 0.7%		297,730

NET ASSETS — 100.0%		$41,977,538

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	At September 30, 2013, the tax basis cost of the Fund’s investments was $41,155,983, tax unrealized appreciation and depreciation were $570,241 and $(46,416), respectively.

At September 30, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
20	Mini MSCI EAFE	12/20/13	$1,815,200	$27,752
5	Russell 2000 Mini Future	12/20/13	535,700	9,766
42	S&P 500 E-Mini	12/20/13	3,516,030	(22,158)
10	S&P MID 400 E-Mini	12/20/13	1,240,600	11,292

			$7,107,530	$26,652

At September 30, 2013, the Fund has $322,000 segregated as collateral with the broker for open futures contracts.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Futures Contracts	$48,810	$—	$—	$48,810
Mutual Funds	41,679,808	—	—	41,679,808

Total Assets	$41,728,618	$—	$—	$41,728,618

Liabilities:
Futures Contracts	(22,158)	—	—	(22,158)
Total Liabilities	$(22,158)	$—	$—	$(22,158)

Total	$41,706,460	$—	$—	$41,706,460

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to equities above or below the baseline target equity exposure of 0.45%. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$48,810

Total		$48,810

Liabilities:		Fair Value

Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(22,158)

Total		$(22,158)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Mutual Funds 99.0%

	Shares	Market Value
Equity Funds 58.0%
NVIT International Index Fund, Class Y(a)	1,010,738	$9,703,088
NVIT Mid Cap Index Fund, Class Y(a)	262,708	5,987,126
NVIT S&P 500 Index Fund, Class Y(a)	1,443,180	17,087,252
NVIT Small Cap Index Fund, Class Y(a)	233,753	3,050,483

Total Equity Funds (cost $35,006,146)		35,827,949

Fixed Income Funds 37.6%
NVIT Bond Index Fund, Class Y(a)	1,316,136	13,951,039
NVIT Enhanced Income Fund, Class Y(a)	296,193	2,902,689
NVIT Short Term Bond Fund, Class Y(a)	606,810	6,401,845

Total Fixed Income Funds (cost $23,281,373)		23,255,573

Money Market Fund 3.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(b)	2,126,544	2,126,544

Total Money Market Fund (cost $2,126,544)		2,126,544

Total Mutual Funds (cost $60,414,063)		61,210,066

Total Investments (cost $60,414,063)(c) — 99.0%		61,210,066
Other assets in excess of liabilities — 1.0%		589,522

NET ASSETS — 100.0%		$61,799,588

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	At September 30, 2013, the tax basis cost of the Fund’s investments was $60,414,063, tax unrealized appreciation and depreciation were $832,278 and $(36,275), respectively.

At September 30, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
37	Mini MSCI EAFE	12/20/13	$3,358,120	$24,602
11	Russell 2000 Mini Future	12/20/13	1,178,540	14,946
75	S&P 500 E-Mini	12/20/13	6,278,625	(64,484)
17	S&P MID 400 E-Mini	12/20/13	2,109,020	9,806

			$12,924,305	$(15,130)

At September 30, 2013, the Fund has $578,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to equities above or below the baseline target equity exposure of 55%. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$49,354

Total		$49,354

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(64,484)

Total		$(64,484)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 92.1%

	Shares	Market Value
Equity Funds 61.0%
NVIT International Index Fund, Class Y(a)	54,326,069	$521,530,267
NVIT Mid Cap Index Fund, Class Y(a)	14,467,360	329,711,143
NVIT S&P 500 Index Fund, Class Y(a)	78,314,638	927,245,318
NVIT Small Cap Index Fund, Class Y(a)	12,990,701	169,528,648

Total Equity Funds (cost $1,344,790,716)		1,948,015,376

Fixed Income Funds 31.1%
NVIT Bond Index Fund, Class Y(a)	70,558,274	747,917,701
NVIT Enhanced Income Fund, Class Y(a)	15,788,299	154,725,334
NVIT Short Term Bond Fund, Class Y(a)	8,741,693	92,224,863

Total Fixed Income Funds (cost $982,050,552)		994,867,898

Total Mutual Funds (cost $2,326,841,268)		2,942,883,274

Fixed Contract 7.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)	$251,181,704	251,181,704

Total Fixed Contract (cost $251,181,704)		251,181,704

Total Investments (cost $2,578,022,972)(c) — 100.0%		3,194,064,978
Liabilities in excess of other assets — 0.0%†		(1,522,265)

NET ASSETS — 100.0%		$3,192,542,713

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At September 30, 2013, the tax basis cost of the Fund’s investments was $2,612,223,453, tax unrealized appreciation and depreciation were $585,419,460 and $(3,577,935), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$251,181,704	$—	$251,181,704
Mutual Funds	2,942,883,274	—	—	2,942,883,274

Total	$2,942,883,274	$251,181,704	$—	$3,194,064,978

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.0%

	Shares	Market Value
Equity Funds 80.3%
NVIT International Index Fund, Class Y(a)	39,788,139	$381,966,135
NVIT Mid Cap Index Fund, Class Y(a)	8,076,372	184,060,528
NVIT S&P 500 Index Fund, Class Y(a)	44,997,005	532,764,538
NVIT Small Cap Index Fund, Class Y(a)	9,438,046	123,166,496

Total Equity Funds (cost $897,944,426)		1,221,957,697

Fixed Income Funds 16.7%
NVIT Bond Index Fund, Class Y(a)	21,236,129	225,102,964
NVIT Short Term Bond Fund, Class Y(a)	2,865,331	30,229,242

Total Fixed Income Funds (cost $252,260,739)		255,332,206

Total Mutual Funds (cost $1,150,205,165)		1,477,289,903

Fixed Contract 3.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)	$45,060,918	45,060,918

Total Fixed Contract (cost $45,060,918)		45,060,918

Total Investments (cost $1,195,266,083)(c) — 100.0%		1,522,350,821
Liabilities in excess of other assets — 0.0%†		(757,431)

NET ASSETS — 100.0%		$1,521,593,390

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At September 30, 2013, the tax basis cost of the Fund’s investments was $1,227,825,612, tax unrealized appreciation and depreciation were $294,808,132 and $(282,923), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$45,060,918	$—	$45,060,918
Mutual Funds	1,477,289,903	—	—	1,477,289,903

Total	$1,477,289,903	$45,060,918	$—	$1,522,350,821

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 86.1%

	Shares	Market Value
Equity Funds 40.2%
NVIT International Index Fund, Class Y(a)	9,991,792	$95,921,205
NVIT Mid Cap Index Fund, Class Y(a)	2,562,153	58,391,463
NVIT S&P 500 Index Fund, Class Y(a)	17,634,807	208,796,116
NVIT Small Cap Index Fund, Class Y(a)	1,543,820	20,146,856

Total Equity Funds (cost $258,841,400)		383,255,640

Fixed Income Funds 45.9%
NVIT Bond Index Fund, Class Y(a)	29,666,945	314,469,619
NVIT Enhanced Income Fund, Class Y(a)	9,644,642	94,517,491
NVIT Short Term Bond Fund, Class Y(a)	2,720,716	28,703,558

Total Fixed Income Funds (cost $434,030,067)		437,690,668

Total Mutual Funds (cost $692,871,467)		820,946,308

Fixed Contract 13.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)	$132,725,572	132,725,572

Total Fixed Contract (cost $132,725,572)		132,725,572

Total Investments (cost $825,597,039)(c) — 100.0%		953,671,880
Liabilities in excess of other assets — 0.0%†		(465,320)

NET ASSETS — 100.0%		$953,206,560

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At September 30, 2013, the tax basis cost of the Fund’s investments was $833,014,479, tax unrealized appreciation and depreciation were $122,365,180 and $(1,707,779), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$132,725,572	$—	$132,725,572
Mutual Funds	820,946,308	—	—	820,946,308

Total	$820,946,308	$132,725,572	$—	$953,671,880

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 99.8%

	Shares	Market Value
Aerospace & Defense 1.8%
Precision Castparts Corp.	113,150	$25,712,206

Air Freight & Logistics 1.3%
FedEx Corp.	160,140	18,273,575

Auto Components 1.3%
Delphi Automotive PLC	318,210	18,589,828

Beverages 4.0%
Coca-Cola Enterprises, Inc.	469,780	18,889,854
PepsiCo, Inc.	476,260	37,862,670

		56,752,524

Biotechnology 9.3%
Alexion Pharmaceuticals, Inc.*	152,000	17,656,320
Amgen, Inc.	173,640	19,437,262
Biogen Idec, Inc.*	86,730	20,881,115
Celgene Corp.*	150,280	23,132,600
Gilead Sciences, Inc.*	490,320	30,811,709
Regeneron Pharmaceuticals, Inc.*	37,700	11,795,199
Vertex Pharmaceuticals, Inc.*	107,710	8,166,572

		131,880,777

Capital Markets 1.7%
Ameriprise Financial, Inc.	119,940	10,924,135
T. Rowe Price Group, Inc.	192,280	13,830,701

		24,754,836

Chemicals 3.1%
Eastman Chemical Co.	216,790	16,887,941
Praxair, Inc.	223,790	26,901,796

		43,789,737

Communications Equipment 2.9%
Juniper Networks, Inc.*	850,750	16,895,895
QUALCOMM, Inc.	367,090	24,727,182

		41,623,077

Computers & Peripherals 1.3%
EMC Corp.	738,210	18,868,648

Construction & Engineering 1.4%
Fluor Corp.	280,230	19,885,121

Construction Materials 0.9%
Martin Marietta Materials, Inc.	124,730	12,244,744

Consumer Finance 2.2%
American Express Co.	262,940	19,857,229
Discover Financial Services	218,140	11,024,795

		30,882,024

Diversified Financial Services 1.1%
IntercontinentalExchange, Inc.*(a)	86,870	15,759,955

Electrical Equipment 1.3%
Eaton Corp. PLC	262,420	18,064,993

Energy Equipment & Services 3.4%
National Oilwell Varco, Inc.	174,590	13,637,225
Schlumberger Ltd.	392,300	34,663,628

		48,300,853

Food & Staples Retailing 3.8%
Costco Wholesale Corp.	157,480	18,129,098
CVS Caremark Corp.	241,810	13,722,717
Whole Foods Market, Inc.	389,110	22,762,935

		54,614,750

Food Products 1.1%
Mondelez International, Inc., Class A	510,400	16,036,768

Health Care Providers & Services 1.3%
McKesson Corp.	143,130	18,363,579

Hotels, Restaurants & Leisure 2.9%
Las Vegas Sands Corp.	277,830	18,453,468
Starbucks Corp.	303,870	23,388,874

		41,842,342

Industrial Conglomerates 1.6%
Danaher Corp.	327,950	22,733,494

Information Technology Services 7.0%
Cognizant Technology Solutions Corp., Class A*	232,540	19,096,185
International Business Machines Corp.	184,700	34,202,746
MasterCard, Inc., Class A	51,340	34,540,525
Paychex, Inc.	294,190	11,955,882

		99,795,338

Internet & Catalog Retail 3.4%
Amazon.com, Inc.*	91,630	28,647,203
priceline.com, Inc.*	18,730	18,935,094

		47,582,297

Internet Software & Services 6.8%
Facebook, Inc., Class A*	557,320	27,999,757
Google, Inc., Class A*	56,380	49,383,806
LinkedIn Corp., Class A*	75,390	18,550,463

		95,934,026

Life Sciences Tools & Services 0.7%
Illumina, Inc.*	115,640	9,347,181

Machinery 1.7%
Cummins, Inc.	177,970	23,646,874

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Media 4.8%
Comcast Corp., Class A	649,350	$29,318,152
Twenty-First Century Fox, Inc.	567,710	19,018,285
Viacom, Inc., Class B	240,800	20,126,064

		68,462,501

Multiline Retail 0.6%
Dollar General Corp.*	157,800	8,909,388

Oil, Gas & Consumable Fuels 1.6%
EOG Resources, Inc.	134,910	22,837,565

Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	460,970	21,333,691
Eli Lilly & Co.	220,630	11,104,308
Perrigo Co.(a)	63,650	7,853,137

		40,291,136

Road & Rail 2.0%
Union Pacific Corp.	184,570	28,671,104

Semiconductors & Semiconductor Equipment 4.3%
Analog Devices, Inc.	377,500	17,761,375
Texas Instruments, Inc.	644,470	25,952,807
Xilinx, Inc.	372,340	17,447,852

		61,162,034

Software 6.1%
Adobe Systems, Inc.*	419,970	21,813,242
Intuit, Inc.	303,040	20,094,582
Oracle Corp.	700,120	23,222,980
Salesforce.com, Inc.*	419,050	21,752,886

		86,883,690

Specialty Retail 2.7%
Home Depot, Inc. (The)	355,820	26,988,947
Urban Outfitters, Inc.*	291,180	10,706,689

		37,695,636

Textiles, Apparel & Luxury Goods 5.0%
Michael Kors Holdings Ltd.*	224,700	16,744,644
NIKE, Inc., Class B	275,810	20,034,839
PVH Corp.	121,380	14,406,592
Under Armour, Inc., Class A*	246,080	19,551,056

		70,737,131

Tobacco 2.6%
Philip Morris International, Inc.	420,330	36,396,375

Total Common Stocks (cost $1,063,286,444)		1,417,326,107

Exchange Traded Fund 0.2%

	Shares	Market Value

Equity 0.2%
iShares Russell 1000 Growth ETF	36,050	$2,819,110

Total Exchange Traded Fund (cost $2,716,371)		2,819,110

Mutual Fund 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(b)	2,613,580	2,613,580

Total Mutual Fund (cost $2,613,580)		2,613,580

Repurchase Agreements 1.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $5,000,008, collaterized by U.S. Government Agency Securities ranging from 0.00%-6.25%, maturing 11/15/13-05/04/37; total market value $5,100,011.(c)	$5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $12,919,405, collaterized by U.S. Government Agency Securities ranging from 1.13%-5.50%, maturing 04/20/24-06/20/41; total market value $13,177,790.(c)	12,919,369	12,919,369
Total Repurchase Agreements (cost $17,919,369)		17,919,369

Total Investments (cost $1,086,535,764)(d) — 101.5%		1,440,678,166
Liabilities in excess of other assets — (1.5%)		(20,649,453)

NET ASSETS — 100.0%		$1,420,028,713

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $17,550,146.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $17,919,369.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Large Cap Growth Fund

(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $1,089,764,251, tax unrealized appreciation and depreciation were $358,767,008 and $(7,853,093), respectively.

ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,417,326,107	$—	$—	$1,417,326,107
Exchange Traded Fund	2,819,110	—	—	2,819,110
Mutual Fund	2,613,580	—	—	2,613,580
Repurchase Agreements	—	17,919,369	—	17,919,369

Total	$1,422,758,797	$17,919,369	$—	$1,440,678,166

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 99.2%

	Shares	Market Value
Aerospace & Defense 1.6%
Alliant Techsystems, Inc.	28,497	$2,780,167
B/E Aerospace, Inc.*	87,623	6,468,330
Esterline Technologies Corp.*	27,920	2,230,529
Exelis, Inc.	167,569	2,632,509
Huntington Ingalls Industries, Inc.	44,296	2,985,550
Triumph Group, Inc.	46,280	3,249,782

		20,346,867

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	81,072	1,224,998

Airlines 0.4%
Alaska Air Group, Inc.	62,116	3,889,704
JetBlue Airways Corp.*(a)	193,392	1,287,991

		5,177,695

Auto Components 0.3%
Gentex Corp.	128,362	3,284,784

Automobiles 0.2%
Thor Industries, Inc.	39,656	2,301,634

Biotechnology 0.5%
Cubist Pharmaceuticals, Inc.*	58,783	3,735,659
United Therapeutics Corp.*	40,868	3,222,442

		6,958,101

Building Products 0.7%
Fortune Brands Home & Security, Inc.	147,692	6,148,418
Lennox International, Inc.	40,873	3,076,102

		9,224,520

Capital Markets 2.5%
Affiliated Managers Group, Inc.*	47,019	8,587,550
Apollo Investment Corp.	200,026	1,630,212
Eaton Vance Corp.	107,958	4,192,009
Federated Investors, Inc., Class B(a)	83,806	2,276,171
Greenhill & Co., Inc.	23,219	1,158,164
Janus Capital Group, Inc.	133,171	1,133,285
Raymond James Financial, Inc.	109,493	4,562,573
SEI Investments Co.	128,853	3,982,846
Waddell & Reed Financial, Inc., Class A	76,253	3,925,505

		31,448,315

Chemicals 2.8%
Albemarle Corp.	72,400	4,556,856
Ashland, Inc.	63,996	5,918,350
Cabot Corp.	52,853	2,257,352
Cytec Industries, Inc.	32,468	2,641,596
Intrepid Potash, Inc.(a)	49,501	776,176
Minerals Technologies, Inc.	30,854	1,523,262
NewMarket Corp.	10,187	2,932,939
Olin Corp.	71,381	1,646,760
RPM International, Inc.	118,210	4,279,202
Scotts Miracle-Gro Co. (The), Class A	39,098	2,151,563
Sensient Technologies Corp.	44,535	2,132,781
Valspar Corp. (The)	71,671	4,546,091

		35,362,928

Commercial Banks 4.5%
Associated Banc-Corp.	147,675	2,287,486
BancorpSouth, Inc.	74,564	1,486,806
Bank of Hawaii Corp.	39,684	2,160,794
Cathay General Bancorp	65,303	1,526,131
City National Corp.	42,088	2,805,586
Commerce Bancshares, Inc.	68,599	3,005,322
Cullen/Frost Bankers, Inc.	46,618	3,288,900
East West Bancorp, Inc.	122,525	3,914,674
First Horizon National Corp.	214,064	2,352,563
First Niagara Financial Group, Inc.	314,982	3,266,363
FirstMerit Corp.	146,856	3,188,244
Fulton Financial Corp.	172,483	2,014,602
Hancock Holding Co.	73,022	2,291,430
International Bancshares Corp.	50,851	1,099,907
Prosperity Bancshares, Inc.	49,935	3,087,980
Signature Bank*	42,052	3,848,599
SVB Financial Group*	40,530	3,500,576
Synovus Financial Corp.	870,514	2,872,696
TCF Financial Corp.	146,394	2,090,506
Trustmark Corp.	59,796	1,530,778
Valley National Bancorp(a)	177,509	1,766,215
Webster Financial Corp.	80,339	2,051,055
Westamerica Bancorporation(a)	23,834	1,185,503

		56,622,716

Commercial Services & Supplies 1.8%
Brink’s Co. (The)	42,933	1,215,004
Clean Harbors, Inc.*	49,074	2,878,681
Copart, Inc.*	99,341	3,158,050
Deluxe Corp.	44,847	1,868,326
Herman Miller, Inc.	52,234	1,524,188
HNI Corp.(a)	40,402	1,461,744
Mine Safety Appliances Co.	28,121	1,451,325
Rollins, Inc.	57,178	1,515,789
RR Donnelley & Sons Co.(a)	161,686	2,554,639
Waste Connections, Inc.	109,866	4,989,015

		22,616,761

Communications Equipment 0.8%
ADTRAN, Inc.	51,790	1,379,686
Ciena Corp.*(a)	91,785	2,292,789
InterDigital, Inc.	36,659	1,368,480
Plantronics, Inc.	39,032	1,797,424
Polycom, Inc.*	150,895	1,647,773
Riverbed Technology, Inc.*	146,172	2,132,650

		10,618,802

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Computers & Peripherals 1.1%
3D Systems Corp.*(a)	84,078	$4,539,371
Diebold, Inc.	56,834	1,668,646
Lexmark International, Inc., Class A	55,708	1,838,364
NCR Corp.*	147,688	5,849,922

		13,896,303

Construction & Engineering 0.9%
AECOM Technology Corp.*	89,672	2,804,043
Granite Construction, Inc.	32,071	981,373
KBR, Inc.	131,675	4,297,872
URS Corp.	66,630	3,581,362

		11,664,650

Construction Materials 0.6%
Eagle Materials, Inc.	44,106	3,199,890
Martin Marietta Materials, Inc.	41,143	4,039,009

		7,238,899

Containers & Packaging 1.7%
AptarGroup, Inc.	58,977	3,546,287
Greif, Inc., Class A	27,104	1,328,909
Packaging Corp. of America	87,455	4,992,806
Rock Tenn Co., Class A	64,027	6,484,014
Silgan Holdings, Inc.	38,916	1,829,052
Sonoco Products Co.	89,349	3,479,250

		21,660,318

Distributors 0.7%
LKQ Corp.*	266,998	8,506,556

Diversified Consumer Services 0.9%
Apollo Group, Inc., Class A*	88,371	1,839,000
DeVry, Inc.	50,449	1,541,721
Matthews International Corp., Class A	24,429	930,256
Regis Corp.	38,792	569,467
Service Corp. International	188,588	3,511,509
Sotheby’s	60,808	2,987,497

		11,379,450

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	78,034	3,529,478
MSCI, Inc.*	107,628	4,333,103

		7,862,581

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	129,580	3,869,907

Electric Utilities 2.1%
Cleco Corp.	53,794	2,412,123
Great Plains Energy, Inc.	136,830	3,037,626
Hawaiian Electric Industries, Inc.(a)	88,216	2,214,222
IDACORP, Inc.	44,703	2,163,625
NV Energy, Inc.	209,599	4,948,632
OGE Energy Corp.	176,470	6,368,802
PNM Resources, Inc.	70,898	1,604,422
Westar Energy, Inc.(a)	113,022	3,464,124

		26,213,576

Electrical Equipment 1.0%
Acuity Brands, Inc.	38,109	3,506,790
General Cable Corp.	44,292	1,406,271
Hubbell, Inc., Class B	48,022	5,029,825
Regal-Beloit Corp.	40,096	2,723,721

		12,666,607

Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc.*	89,119	4,324,945
Avnet, Inc.	122,026	5,089,705
Ingram Micro, Inc., Class A*	135,922	3,133,002
Itron, Inc.*	34,848	1,492,540
National Instruments Corp.	86,621	2,679,188
Tech Data Corp.*	33,608	1,677,375
Trimble Navigation Ltd.*	228,397	6,785,675
Vishay Intertechnology, Inc.*	117,596	1,515,812

		26,698,242

Energy Equipment & Services 3.1%
Atwood Oceanics, Inc.*	51,225	2,819,424
CARBO Ceramics, Inc.(a)	17,667	1,750,976
Dresser-Rand Group, Inc.*	67,853	4,234,027
Dril-Quip, Inc.*	36,113	4,143,967
Helix Energy Solutions Group, Inc.*	87,522	2,220,433
Oceaneering International, Inc.	96,257	7,819,919
Oil States International, Inc.*	49,071	5,076,886
Patterson-UTI Energy, Inc.	131,110	2,803,132
Superior Energy Services, Inc.*	141,968	3,554,879
Tidewater, Inc.	44,036	2,610,894
Unit Corp.*	38,896	1,808,275

		38,842,812

Food & Staples Retailing 0.5%
Harris Teeter Supermarkets, Inc.	44,011	2,164,901
SUPERVALU, Inc.*	174,739	1,438,102
United Natural Foods, Inc.*	43,881	2,949,681

		6,552,684

Food Products 2.2%
Dean Foods Co.*	83,620	1,613,866
Flowers Foods, Inc.	155,703	3,338,272
Green Mountain Coffee Roasters, Inc.*(a)	116,668	8,788,600
Hillshire Brands Co.	109,508	3,366,276
Ingredion, Inc.	68,987	4,564,870
Lancaster Colony Corp.	17,269	1,351,990
Post Holdings, Inc.*	29,099	1,174,727
Tootsie Roll Industries, Inc.(a)	18,024	555,500
WhiteWave Foods Co., Class A*	154,018	3,075,739

		27,829,840

Gas Utilities 1.4%
Atmos Energy Corp.	80,651	3,434,926
National Fuel Gas Co.	74,396	5,115,469
Questar Corp.	155,796	3,503,852

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Gas Utilities (continued)
UGI Corp.	101,519	$3,972,439
WGL Holdings, Inc.	46,048	1,966,710

		17,993,396

Health Care Equipment & Supplies 2.5%
Cooper Cos., Inc. (The)	43,548	5,647,740
Hill-Rom Holdings, Inc.	52,190	1,869,968
Hologic, Inc.*	240,615	4,968,700
IDEXX Laboratories, Inc.*	46,740	4,657,641
Masimo Corp.	45,748	1,218,727
ResMed, Inc.(a)	126,380	6,675,391
STERIS Corp.	52,581	2,258,880
Teleflex, Inc.	36,595	3,011,037
Thoratec Corp.*	51,198	1,909,173

		32,217,257

Health Care Providers & Services 3.2%
Community Health Systems, Inc.	84,351	3,500,566
Health Management Associates, Inc., Class A*	231,544	2,963,763
Health Net, Inc.*	70,655	2,239,763
Henry Schein, Inc.*	76,946	7,979,300
LifePoint Hospitals, Inc.*	42,307	1,972,775
MEDNAX, Inc.*	45,045	4,522,518
Omnicare, Inc.	92,015	5,106,833
Owens & Minor, Inc.	56,328	1,948,386
Universal Health Services, Inc., Class B	79,500	5,961,705
VCA Antech, Inc.*	78,862	2,165,551
WellCare Health Plans, Inc.*	38,754	2,702,704

		41,063,864

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	140,977	2,096,328
HMS Holdings Corp.*	78,147	1,680,942

		3,777,270

Hotels, Restaurants & Leisure 1.7%
Bally Technologies, Inc.*	34,607	2,493,780
Bob Evans Farms, Inc.	24,266	1,389,714
Brinker International, Inc.	58,932	2,388,514
Cheesecake Factory, Inc. (The)	44,145	1,940,173
Domino’s Pizza, Inc.	49,519	3,364,816
International Speedway Corp., Class A	24,845	802,493
Life Time Fitness, Inc.*	35,098	1,806,494
Panera Bread Co., Class A*	24,934	3,952,787
Scientific Games Corp., Class A*	43,148	697,703
Wendy’s Co. (The)	252,010	2,137,045
WMS Industries, Inc.*	48,847	1,267,580

		22,241,099

Household Durables 2.3%
Jarden Corp.*	105,187	5,091,051
KB Home(a)	73,850	1,330,777
M.D.C. Holdings, Inc.	34,808	1,044,588
Mohawk Industries, Inc.*	54,192	7,058,508
NVR, Inc.*	3,792	3,485,569
Tempur Sealy International, Inc.*	53,793	2,364,740
Toll Brothers, Inc.*	135,238	4,385,768
Tupperware Brands Corp.	46,000	3,973,020

		28,734,021

Household Products 1.0%
Church & Dwight Co., Inc.	123,274	7,402,604
Energizer Holdings, Inc.	55,403	5,049,983

		12,452,587

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	56,767	3,990,152

Information Technology Services 3.8%
Acxiom Corp.*	65,914	1,871,299
Alliance Data Systems Corp.*	43,364	9,170,185
Broadridge Financial Solutions, Inc.	105,918	3,362,897
Convergys Corp.	92,233	1,729,369
CoreLogic, Inc.*	85,082	2,301,468
DST Systems, Inc.	26,806	2,021,440
Gartner, Inc.*	82,885	4,973,100
Global Payments, Inc.	67,232	3,434,211
Jack Henry & Associates, Inc.	75,868	3,915,548
Leidos Holdings, Inc.	64,785	2,949,025
Lender Processing Services, Inc.	75,915	2,525,692
ManTech International Corp., Class A(a)	21,186	609,309
NeuStar, Inc., Class A*	57,255	2,832,977
Science Applications International Corp.*	37,020	1,249,429
VeriFone Systems, Inc.*	97,211	2,222,243
WEX, Inc.*	34,571	3,033,605

		48,201,797

Insurance 4.9%
Alleghany Corp.*	14,971	6,132,870
American Financial Group, Inc.	63,314	3,422,755
Arthur J. Gallagher & Co.	113,614	4,959,251
Aspen Insurance Holdings Ltd.	60,084	2,180,448
Brown & Brown, Inc.	105,722	3,393,676
Everest Re Group Ltd.	43,255	6,289,710
Fidelity National Financial, Inc., Class A	192,180	5,111,988
First American Financial Corp.	95,234	2,318,948
Hanover Insurance Group, Inc. (The)	38,980	2,156,374
HCC Insurance Holdings, Inc.	89,064	3,902,784
Kemper Corp.	46,580	1,565,088
Mercury General Corp.	31,825	1,537,466
Old Republic International Corp.	214,990	3,310,846
Primerica, Inc.	48,669	1,963,307
Protective Life Corp.	69,843	2,971,820
Reinsurance Group of America, Inc.	63,145	4,230,084
StanCorp Financial Group, Inc.	39,522	2,174,500
W.R. Berkley Corp.	97,523	4,179,836

		61,801,751

Internet & Catalog Retail 0.1%
HSN, Inc.	29,827	1,599,324

Internet Software & Services 1.4%
AOL, Inc.*	68,322	2,362,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Equinix, Inc.*	43,908	$8,063,704
Monster Worldwide, Inc.*	100,567	444,506
Rackspace Hosting, Inc.*	101,362	5,347,859
ValueClick, Inc.*	62,130	1,295,411

		17,514,055

Leisure Equipment & Products 0.6%
Polaris Industries, Inc.	56,971	7,359,514

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	17,790	2,091,392
Charles River Laboratories International, Inc.*	43,661	2,019,758
Covance, Inc.*	49,736	4,300,174
Mettler-Toledo International, Inc.*	26,641	6,396,238
Techne Corp.	29,499	2,361,690

		17,169,252

Machinery 5.4%
AGCO Corp.	80,532	4,865,744
CLARCOR, Inc.	44,403	2,465,699
Crane Co.	43,411	2,677,156
Donaldson Co., Inc.	120,285	4,586,467
Graco, Inc.	54,599	4,043,602
Harsco Corp.	71,792	1,787,621
IDEX Corp.	72,744	4,746,546
ITT Corp.	80,352	2,888,654
Kennametal, Inc.	69,269	3,158,666
Lincoln Electric Holdings, Inc.	73,137	4,872,387
Nordson Corp.	53,715	3,955,036
Oshkosh Corp.*	77,394	3,790,758
SPX Corp.	40,324	3,413,023
Terex Corp.*(b)	99,034	3,327,542
Timken Co.	71,005	4,288,702
Trinity Industries, Inc.	69,945	3,172,006
Valmont Industries, Inc.	23,821	3,308,975
Wabtec Corp.	85,652	5,384,941
Woodward, Inc.	53,888	2,200,247

		68,933,772

Marine 0.4%
Kirby Corp.*	50,508	4,371,467
Matson, Inc.	38,037	997,711

		5,369,178

Media 1.4%
AMC Networks, Inc., Class A*	52,733	3,611,156
Cinemark Holdings, Inc.	92,376	2,932,014
DreamWorks Animation SKG, Inc., Class A*(a)	63,375	1,803,652
John Wiley & Sons, Inc., Class A	41,227	1,966,116
Lamar Advertising Co., Class A*	58,020	2,728,681
Meredith Corp.	32,935	1,568,365
New York Times Co. (The), Class A*(a)	111,754	1,404,748
Scholastic Corp.	22,956	657,689
Valassis Communications, Inc.(a)	33,606	970,541

		17,642,962

Metals & Mining 1.5%
Carpenter Technology Corp.	47,055	2,734,366
Commercial Metals Co.	104,117	1,764,783
Compass Minerals International, Inc.	29,772	2,270,710
Reliance Steel & Aluminum Co.	68,502	5,019,142
Royal Gold, Inc.	57,878	2,816,344
Steel Dynamics, Inc.	196,460	3,282,847
Worthington Industries, Inc.	47,036	1,619,449

		19,507,641

Multiline Retail 0.3%
Big Lots, Inc.*	51,875	1,924,044
Saks, Inc.*	90,899	1,448,930

		3,372,974

Multi-Utilities 1.1%
Alliant Energy Corp.	98,708	4,890,982
Black Hills Corp.	39,620	1,975,453
MDU Resources Group, Inc.	168,007	4,699,156
Vectren Corp.	73,252	2,442,954

		14,008,545

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	45,182	2,057,136

Oil, Gas & Consumable Fuels 2.6%
Alpha Natural Resources, Inc.*	197,172	1,175,145
Arch Coal, Inc.(a)	188,991	776,753
Bill Barrett Corp.*(a)	43,424	1,090,377
Cimarex Energy Co.	76,958	7,418,751
Energen Corp.	64,259	4,908,745
HollyFrontier Corp.	177,783	7,486,442
Rosetta Resources, Inc.*	54,381	2,961,589
SM Energy Co.	59,548	4,596,510
World Fuel Services Corp.	64,760	2,416,196

		32,830,508

Paper & Forest Products 0.4%
Domtar Corp.	29,038	2,306,198
Louisiana-Pacific Corp.*	124,866	2,196,393

		4,502,591

Pharmaceuticals 0.8%
Endo Health Solutions, Inc.*	101,611	4,617,204
Mallinckrodt PLC*	51,326	2,262,963
Salix Pharmaceuticals Ltd.*	54,876	3,670,107

		10,550,274

Professional Services 1.2%
Corporate Executive Board Co. (The)	29,894	2,170,902
FTI Consulting, Inc.*	36,279	1,371,346
Manpowergroup, Inc.	69,654	5,066,632

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Professional Services (continued)
Towers Watson & Co., Class A	57,261	$6,124,637

		14,733,517

Real Estate Investment Trusts (REITs) 8.8%
Alexandria Real Estate Equities, Inc.	63,562	4,058,434
American Campus Communities, Inc.	93,233	3,183,907
BioMed Realty Trust, Inc.	170,956	3,178,072
BRE Properties, Inc.	68,660	3,485,182
Camden Property Trust	75,858	4,660,715
Corporate Office Properties Trust	77,747	1,795,956
Corrections Corp. of America	102,949	3,556,888
Duke Realty Corp.	289,192	4,465,124
Equity One, Inc.	56,311	1,230,958
Essex Property Trust, Inc.	33,838	4,997,873
Extra Space Storage, Inc.	94,385	4,318,114
Federal Realty Investment Trust	58,448	5,929,550
Highwoods Properties, Inc.	79,947	2,822,928
Home Properties, Inc.	50,601	2,922,208
Hospitality Properties Trust	124,311	3,518,001
Kilroy Realty Corp.	72,259	3,609,337
Liberty Property Trust	127,116	4,525,330
Mack-Cali Realty Corp.	78,333	1,718,626
National Retail Properties, Inc.	107,835	3,431,310
Omega Healthcare Investors, Inc.	104,246	3,113,828
Potlatch Corp.	36,076	1,431,496
Rayonier, Inc.	112,206	6,244,264
Realty Income Corp.	170,758	6,787,630
Regency Centers Corp.	82,116	3,970,309
Senior Housing Properties Trust	167,351	3,905,972
SL Green Realty Corp.	80,334	7,136,872
Taubman Centers, Inc.	56,800	3,823,208
UDR, Inc.	223,084	5,287,091
Weingarten Realty Investors	99,818	2,927,662

		112,036,845

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.*	38,354	1,381,511
Jones Lang LaSalle, Inc.	39,536	3,451,493

		4,833,004

Road & Rail 1.2%
Con-way, Inc.	50,277	2,166,436
Genesee & Wyoming, Inc., Class A*	38,004	3,533,232
J.B. Hunt Transport Services, Inc.	81,239	5,924,760
Landstar System, Inc.	40,654	2,275,811
Werner Enterprises, Inc.	40,793	951,701

		14,851,940

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.*(a)	544,412	2,068,766
Atmel Corp.*	380,465	2,830,660
Cree, Inc.*	106,855	6,431,603
Cypress Semiconductor Corp.*	122,235	1,141,675
Fairchild Semiconductor International, Inc.*	113,576	1,577,571
Integrated Device Technology, Inc.*	121,331	1,142,938
International Rectifier Corp.*	63,003	1,560,584
Intersil Corp., Class A	113,323	1,272,617
RF Micro Devices, Inc.*	250,407	1,412,296
Semtech Corp.*	60,565	1,816,344
Silicon Laboratories, Inc.*	34,978	1,493,910
Skyworks Solutions, Inc.*	167,004	4,148,379
SunEdison, Inc.*	214,394	1,708,720

		28,606,063

Software 4.5%
ACI Worldwide, Inc.*	35,194	1,902,588
Advent Software, Inc.	36,752	1,166,876
ANSYS, Inc.*	82,237	7,115,145
Cadence Design Systems, Inc.*	252,644	3,410,694
CommVault Systems, Inc.*	39,087	3,433,011
Compuware Corp.	191,024	2,139,469
Concur Technologies, Inc.*	41,873	4,626,967
FactSet Research Systems, Inc.(a)	35,874	3,913,853
Fair Isaac Corp.	31,314	1,731,038
Informatica Corp.*	96,305	3,753,006
Mentor Graphics Corp.	85,693	2,002,645
MICROS Systems, Inc.*	68,150	3,403,411
PTC, Inc.*	106,380	3,024,383
Rovi Corp.*	90,403	1,733,026
SolarWinds, Inc.*	58,386	2,047,013
Solera Holdings, Inc.	61,223	3,236,860
Synopsys, Inc.*	137,377	5,179,113
TIBCO Software, Inc.*	135,890	3,477,425

		57,296,523

Specialty Retail 4.2%
Aaron’s, Inc.	67,626	1,873,240
Advance Auto Parts, Inc.	64,803	5,357,912
Aeropostale, Inc.*(a)	69,908	657,135
American Eagle Outfitters, Inc.	150,872	2,110,699
Ann, Inc.*	40,773	1,476,798
Ascena Retail Group, Inc.*	113,333	2,258,727
Cabela’s, Inc.*	41,445	2,612,278
Chico’s FAS, Inc.	143,108	2,384,179
CST Brands, Inc.	53,827	1,604,045
Dick’s Sporting Goods, Inc.	90,452	4,828,328
Foot Locker, Inc.	132,120	4,484,153
Guess?, Inc.	52,864	1,577,990
Murphy USA, Inc.*	39,489	1,594,961
Office Depot, Inc.*(a)	213,238	1,029,939
Rent-A-Center, Inc.	47,515	1,810,321
Signet Jewelers Ltd.	71,647	5,133,508
Tractor Supply Co.	124,210	8,343,186
Williams-Sonoma, Inc.	79,189	4,450,422

		53,587,821

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc.	52,706	$3,999,858
Deckers Outdoor Corp.*(a)	30,698	2,023,612
Hanesbrands, Inc.	88,082	5,488,390
Under Armour, Inc., Class A*	71,326	5,666,851

		17,178,711

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	74,482	926,556
New York Community Bancorp, Inc.(a)	392,236	5,926,686
Washington Federal, Inc.	92,114	1,904,918

		8,758,160

Tobacco 0.1%
Universal Corp.(a)	20,630	1,050,686

Trading Companies & Distributors 1.0%
GATX Corp.	41,085	1,952,359
MSC Industrial Direct Co., Inc., Class A	42,866	3,487,149
United Rentals, Inc.*	82,997	4,837,895
Watsco, Inc.	23,953	2,258,050

		12,535,453

Water Utilities 0.3%
Aqua America, Inc.	157,010	3,882,857

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	87,661	2,590,382

Total Common Stocks (cost $913,867,008)		1,256,903,428

Mutual Fund 1.2%

	Shares	Market Value
Money Market Fund 1.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (c)	15,616,081	$15,616,081

Total Mutual Fund (cost $15,616,081)		15,616,081

Repurchase Agreements 4.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $30,000,050, collaterized by U.S. Government Agency Securities ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $30,600,067. (d)	$30,000,000	$30,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $3,482,288, collaterized by U.S. Government Agency Securities ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $3,551,933. (d)	3,482,278	3,482,278
Goldman Sachs & Co., 0.02%, dated 09/24/13, due 10/01/13, repurchase price $20,000,011, collaterized by U.S. Government Treasury Securities ranging from 0.13% - 2.00%, maturing 01/15/16 - 04/15/18; total market value $20,400,003. (d)	20,000,000	20,000,000

Total Repurchase Agreements (cost $53,482,278)		53,482,278

Total Investments (cost $982,965,367)(e) — 104.6%		1,326,001,787
Liabilities in excess of other assets — (4.6%)		(58,841,163)

NET ASSETS — 100.0%		$1,267,160,624

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $52,085,575.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of September 30, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $53,482,278.
(e)	At September 30, 2013, the tax basis cost of the Fund’s investments was $1,004,837,011, tax unrealized appreciation and depreciation were $364,074,303 and $(42,909,527), respectively.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund

At September 30, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
108	S&P MID 400 E-Mini	12/20/13	$13,398,480	$58,500

At September 30, 2013, the Fund has $285,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,256,903,428	$—	$—	$1,256,903,428
Futures Contracts	58,500	—	—	58,500
Mutual Fund	15,616,081	—	—	15,616,081
Repurchase Agreements	—	53,482,278	—	53,482,278

Total	$1,272,578,009	$53,482,278	$—	$1,326,060,287

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Mid Cap Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2013

		Fair Value
Assets:
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$58,500

Total		$58,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 2.8%

	Principal Amount	Market Value
Banking 1.2%
HLSS Servicer Advance Receivables Trust, Series 2013-MM1, Class A, 0.38%, 09/15/14(a)(b)	$23,000,000	$23,000,000

Finance-Automotive 0.5%
AmeriCredit Automobile Receivables, Series 2013-2, Class A1, 0.25%, 04/08/14	1,968,054	1,968,054
ARI Fleet Lease Trust, Series 2013-A, Class A1, 0.26%, 04/15/14(b)	6,822,288	6,822,287

		8,790,341

Finance-Equipment 1.1%
CNH Equipment Trust, Series 2013-A, Class A1, 0.23%, 03/14/14	17,451,082	17,451,082
Volvo Financial Equipment LLC, Series 2013-1, Class A1, 0.26%, 04/15/14(b)	3,688,712	3,688,712

		21,139,794

Total Asset-Backed Securities (cost $52,930,135)		52,930,135

Certificates of Deposit 5.1%

	Principal Amount	Market Value
Banking 5.1%
Bank of Montreal 0.33%, 07/11/14(c)	12,000,000	12,000,000
0.25%, 09/17/14	7,000,000	7,000,000
Credit Agricole Corporate and Investment Bank, 0.23%, 12/09/13	15,000,000	15,000,000
Royal Bank of Canada, Montreal, 0.32%, 07/03/14(c)	24,500,000	24,500,000
Sumitomo Mitsui Banking Corp. 0.24%, 10/04/13	20,000,000	20,000,000
0.24%, 10/07/13	9,000,000	9,000,000
0.24%, 11/01/13	10,000,000	10,000,000

		97,500,000

Total Certificates of Deposit (cost $97,500,000)		97,500,000

Commercial Paper 50.1%

	Principal Amount	Market Value
Banking 3.5%
ASB Finance Ltd., 0.22%, 02/21/14	$25,000,000	$24,978,153
Bedford Row Funding Corp. 0.30%, 04/14/14	5,000,000	4,991,875
0.33%, 06/06/14	20,000,000	19,954,533
Matchpoint Master Trust 0.25%, 12/13/13	10,000,000	9,994,930
0.22%, 12/17/13	8,000,000	7,996,236

		67,915,727

Consumer Finance 1.0%
Toyota Motor Credit Corp., 0.22%, 03/05/14	20,000,000	19,981,056

Electric Power 4.9%
Electricite de France SA 0.19%, 10/01/13	5,000,000	5,000,000
0.18%, 10/07/13	1,300,000	1,299,961
0.21%, 10/15/13	42,250,000	42,246,550
0.19%, 11/27/13	45,000,000	44,986,462

		93,532,973

Finance-Automotive 5.9%
FCAR Owner Trust 0.25%, 10/02/13	1,300,000	1,299,991
0.28%, 10/15/13	14,000,000	13,998,499
0.26%, 12/03/13	1,100,000	1,099,500
0.26%, 12/16/13	10,000,000	9,994,511
0.28%, 01/28/14	23,000,000	22,978,712
0.25%, 02/18/14	10,000,000	9,990,278
0.26%, 03/12/14	14,900,000	14,882,567
Toyota Motor Credit Corp. 0.21%, 03/11/14	18,000,000	18,000,000
0.21%, 03/19/14(c)	20,000,000	20,000,000

		112,244,058

Finance-Commercial 5.2%
Atlantic Asset Securitization LLC, 0.24%, 10/09/13	15,000,000	14,999,200
Fairway Finance Co. LLC 0.16%, 11/25/13	5,000,000	4,998,778
0.19%, 12/18/13(b)(c)	30,000,000	30,000,000
0.19%, 03/06/14(b)(c)	30,000,000	30,000,000
0.21%, 03/24/14(b)(c)	14,000,000	14,000,000
General Electric Capital Corp., 0.14%, 12/18/13	5,000,000	4,998,483

		98,996,461

Finance-Retail 14.1%
Barton Capital LLC 0.21%, 11/12/13	10,000,000	9,997,550
0.21%, 11/14/13	15,000,000	14,996,150
0.20%, 12/20/13	25,000,000	24,988,889
Chariot Funding LLC 0.27%, 10/09/13	24,000,000	23,998,560
0.26%, 10/10/13	15,000,000	14,999,025
0.25%, 10/17/13	13,000,000	12,998,556
0.25%, 10/18/13	15,000,000	14,998,229
0.30%, 06/13/14	10,000,000	9,978,750
Jupiter Securitization Co. LLC 0.24%, 12/10/13	7,200,000	7,196,640
0.24%, 02/06/14	37,000,000	36,968,427
0.30%, 03/24/14	20,000,000	19,971,000
Salisbury Receivables Co. LLC 0.13%, 10/23/13	10,000,000	9,999,205
0.20%, 11/04/13	25,000,000	24,995,278

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value
Finance-Retail (continued)
Sheffield Receivables Corp. 0.19%, 10/01/13	$25,000,000	$25,000,000
0.19%, 10/02/13	20,000,000	19,999,894

		271,086,153

Oil & Oil Finance 1.6%
ConocoPhillips Qatar Funding Ltd. 0.15%, 11/04/13	10,810,000	10,808,468
0.20%, 12/06/13	20,000,000	19,992,667

		30,801,135

Sovereign 13.9%
Caisse des Depots et Consignations (CDC) 0.26%, 10/01/13	23,100,000	23,100,000
0.25%, 10/15/13	10,000,000	9,999,028
0.25%, 12/03/13	5,000,000	4,997,856
0.22%, 01/27/14	35,000,000	34,974,761
Erste Abwicklungsanstalt 0.17%, 11/15/13	25,000,000	24,994,687
0.17%, 11/21/13	70,000,000	69,983,142
0.19%, 01/31/14	5,000,000	4,996,781
Kells Funding, LLC 0.24%, 11/07/13	12,000,000	11,997,040
0.23%, 11/15/13(b)(c)	25,000,000	25,001,245
0.18%, 12/02/13	25,000,000	24,992,465
0.22%, 01/06/14	15,000,000	14,991,108
0.23%, 03/05/14	16,000,000	15,984,156

		266,012,269

Total Commercial Paper (cost $960,569,832)		960,569,832

Corporate Bonds 15.2%

	Principal Amount	Market Value
Banking 7.9%
Bank of America N.A. 0.26%, 12/11/13	$50,000,000	$50,000,000
0.25%, 12/16/13	50,000,000	50,000,000
Bank of New York Mellon Corp., 4.30%, 05/15/14	20,000,000	20,497,198
PNC Bank, N.A., 0.50%, 07/18/14(c)	20,000,000	20,000,000
Wells Fargo Bank, N.A., 0.37%, 06/20/14(c)	10,000,000	10,000,000

		150,497,198

Electronics 0.1%
IBM Corp., 6.50%, 10/15/13	2,500,000	2,505,984

Finance-Automotive 2.1%
Toyota Motor Credit Corp., 0.26%, 02/24/14(c)	40,000,000	40,000,000

Finance-Commercial 2.5%
General Electric Capital Corp. 1.12%, 01/07/14(c)	16,000,000	16,037,231
3.13%, 03/12/14	4,000,000	4,050,004
5.90%, 05/13/14	23,060,000	23,853,903
5.50%, 06/04/14	1,951,000	2,018,450
0.51%, 09/15/14(c)	474,000	474,760
4.75%, 09/15/14	1,500,000	1,562,424

		47,996,772

Insurance 1.2%
Metropolitan Life Global Funding I 1.02%, 01/10/14(b)(c)	2,000,000	2,004,131
2.00%, 01/10/14(b)	15,700,000	15,772,289
5.13%, 06/10/14(b)	4,625,000	4,775,826

		22,552,246

Oil & Oil Finance 0.8%
Shell International Finance BV, 4.00%, 03/21/14	14,815,000	15,065,295

Pharmaceuticals and Health Care 0.6%
Eli Lilly & Co., 4.20%, 03/06/14	7,530,000	7,651,213
Merck & Co., Inc., 5.30%, 12/01/13(c)	2,410,000	2,430,008
Sanofi-Adventis SA, 0.56%, 03/28/14(c)	1,700,000	1,702,466

		11,783,687

Total Corporate Bonds (cost $290,401,182)		290,401,182

Municipal Bonds 7.3%

	Principal Amount	Market Value
California 4.7%
BlackRock Investment Quality Municipal Trust, Inc., 0.11%, 10/01/13(b)(c)	$90,000,000	$90,000,000

Illinois 1.1%
Illinois State, 0.16%, 10/01/13(b)(c)	20,860,000	20,860,000

Massachusetts 1.5%
Amherst College, 0.07%, 10/03/13(c)	29,700,000	29,700,000

Total Municipal Bonds (cost $140,560,000)		140,560,000

Mutual Fund 6.3%

	Shares	Market Value
Asset Management 6.3%
Federated Prime Obligations Fund, Institutional Shares, 0.03%(d)	120,739,658	120,739,658

Total Mutual Fund (cost $120,739,658)		120,739,658

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Money Market Fund

Repurchase Agreement 11.8%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.07%, dated 09/30/13, due 10/01/13, repurchase price $226,312,440 collateralized by U.S. Government Agency Securities ranging from 0.50% - 5.86%, maturing 08/20/34 - 09/15/41; total market value $233,104,053.	$226,312,000	226,312,000

Total Repurchase Agreement (cost $226,312,000)		226,312,000

Total Investments (cost $1,889,012,807)(e) — 98.6%		1,889,012,807
Other assets in excess of liabilities — 1.4%		27,508,973

NET ASSETS — 100.0%		$1,916,521,780

(a)	Illiquid security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2013 was $265,924,490 which represents 13.88% of net assets.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date represents the actual maturity date.
(d)	Represents 7-day effective yield as of September 30, 2013.
(e)	At September 30, 2013, the tax basis cost of the Fund’s investments was $1,889,012,807, tax unrealized appreciation and depreciation were $0 and $0, respectively.

BV	Private Limited Liability Company
LLC	Limited Liability Company
Ltd.	Limited
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$52,930,135	$—	$52,930,135
Certificates of Deposit	—	97,500,000	—	97,500,000
Commercial Paper	—	960,569,832	—	960,569,832
Corporate Bonds	—	290,401,182	—	290,401,182
Municipal Bonds	—	140,560,000	—	140,560,000
Mutual Fund	120,739,658	—	—	120,739,658
Repurchase Agreement	—	226,312,000	—	226,312,000

Total	$120,739,658	$1,768,273,149	$—	$1,889,012,807

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 9.8%

	Principal Amount	Market Value
Auto Floor Plan 0.6%
Ally Master Owner Trust Series 2012-1, Class A2, 1.44%, 02/15/17	$510,000	$514,477
Series 2013-1, Class A2, 1.00%, 02/15/18	875,000	874,827

		1,389,304

Automobiles 7.7%
Ally Auto Receivables Trust Series 2010-1, Class A4, 2.30%, 12/15/14	38,687	38,713
Series 2013-SN1, Class A1, 0.24%, 06/20/14	314,185	314,094
AmeriCredit Automobile Receivables Trust Series 2010-4, Class B, 1.99%, 10/08/15	152,820	153,085
Series 2011-3, Class B, 2.28%, 06/08/16	535,000	538,797
Series 2012-2, Class A2, 0.76%, 10/08/15	398,316	398,555
Series 2012-4, Class A2, 0.49%, 04/08/16	345,972	345,758
Series 2013-3, Class A1, 0.25%, 06/09/14	122,418	122,404
ARI Fleet Lease Trust, Series 2013-A, Class A1, 0.26%, 04/15/14(a)	145,542	145,520
BMW Vehicle Lease Trust, Series 2013-1, Class A1, 0.20%, 01/21/14	7,584	7,584
CarMax Auto Owner Trust, Series 2013-2, Class A1, 0.21%, 05/15/14	359,821	359,785
CFC LLC, Series 2013-1A, Class A, 1.65%, 07/17/17(a)	315,558	315,571
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.93%, 11/07/23(a)(b)	487,724	489,457
DT Auto Owner Trust Series 2012-2A, Class A, 0.91%, 11/16/15(a)	221,010	221,090
Series 2013-1A, Class A, 0.75%, 05/16/16(a)	468,380	468,428
Series 2013-2A, Class A, 0.81%, 09/15/16(a)	150,000	149,993
Enterprise Fleet Financing LLC Series 2011-3, Class A2, 1.62%, 05/20/17(a)	386,441	388,120
Series 2013-1, Class A1, 0.26%, 03/20/14(a)	190,755	190,810
Exeter Automobile Receivables Trust, Series 2013-1A, Class A, 1.29%, 10/16/17(a)	257,294	256,659
First Investors Auto Owner Trust, Series 2013-2A, Class A1, 0.34%, 06/16/14(a)	120,254	120,248
Ford Credit Auto Lease Trust Series 2011-B, Class A4, 1.42%, 01/15/15	270,000	271,113
Series 2012-A, Class A3, 0.85%, 01/15/15	1,545,908	1,547,708
Ford Credit Auto Owner Trust, Series 2013-B, Class A1, 0.21%, 05/15/14(a)	110,293	110,287
Honda Auto Receivables Owner Trust Series 2010-3, Class A4, 0.94%, 12/21/16	939,638	940,572
Series 2011-3, Class A3, 0.88%, 09/21/15	86,579	86,748
Series 2013-2, Class A1, 0.24%, 05/16/14	480,005	479,916
Series 2013-3, Class A1, 0.22%, 08/15/14	1,474,695	1,474,589
Hyundai Auto Receivables Trust Series 2011-B, Class A3, 1.04%, 09/15/15	72,585	72,691
Series 2012-B, Class A2, 0.54%, 01/15/15	323,099	323,158
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A1, 0.27%, 05/15/14	410,064	409,872
Motor PLC, Series 12A, Class A1C, 1.29%, 02/25/20(a)	350,000	350,240
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A3, 1.18%, 02/16/15	101,919	102,019
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A3, 0.84%, 01/16/15(a)	55,227	55,239
Prestige Auto Receivables Trust Series 2011-1A, Class A3, 1.90%, 08/17/15(a)	68,129	68,157
Series 2013-1A, Class A2, 1.09%, 02/15/18(a)	326,841	326,967
Santander Drive Auto Receivables Trust Series 2010-A, Class A3, 1.83%, 11/17/14(a)	326,486	327,067
Series 2011-2, Class B, 2.66%, 01/15/16	210,000	211,027
Series 2012-1, Class B, 2.72%, 05/16/16	360,000	364,527
Series 2012-2, Class A2, 0.91%, 05/15/15	188,171	188,244
Series 2012-2, Class B, 2.09%, 08/15/16	160,000	161,265
Series 2013-1, Class B, 1.16%, 01/15/19	620,000	616,093
Series 2013-2, Class B, 1.33%, 03/15/18	180,000	178,140
Series 2013-3, Class B, 1.19%, 05/15/18	465,000	458,228

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Automobiles (continued)
SMART Trust Series 2011-1USA, Class A3A, 1.77%, 10/14/14(a)	$109,566	$109,622
Series 2011-2USA, Class A3A, 1.54%, 03/14/15(a)	581,593	582,751
Series 2011-2USA, Class A4A, 2.31%, 04/14/17(a)	860,000	875,848
Series 2012-1USA, Class A2A, 1.04%, 09/14/14(a)	130,928	130,965
Series 2012-1USA, Class A4A, 2.01%, 12/14/17(a)	330,000	334,608
Series 2013-1US, Class A4A, 1.05%, 10/14/18	290,000	286,245
Series 2013-2US, Class A1, 0.26%, 05/14/14	407,212	406,921
Toyota Auto Receivables Owner Trust, Series 2011-A, Class A3, 0.98%, 10/15/14	117,276	117,365
Volkswagen Auto Lease Trust, Series 2013-A, Class A1, 0.23%, 08/15/14	946,333	946,295
Volkswagen Auto Loan Enhanced Trust, Series 2013-1, Class A1, 0.20%, 03/20/14	167,850	167,841
Westlake Automobile Receivables Trust, Series 2013-1A, Class A1, 0.55%, 10/15/14(a)	1,510,000	1,510,015

		19,617,014

Home Equity 0.1%
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.72%, 08/25/31(b)	67,746	58,344
Renaissance Home Equity Loan Trust Series 2006-1, Class AF3, 5.61%, 05/25/36(c)	30,949	22,008
Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	117,698	59,848

		140,200

Other 0.6%
CCG Receivables Truste, Series 2013-1, Class A2, 1.05%, 08/14/20(a)	350,000	349,634
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(b)	289,998	278,429
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.28%, 04/25/32(b)	347,966	339,890
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5, 5.41%, 09/26/33(c)	71,525	73,061
GE Equipment Transportation LLC, Series 2013-1, Class A1, 0.26%, 03/24/14	111,958	111,907
Small Business Administration Participation Certificates, Series 2013-20G, Class 1, 3.15%, 07/01/33	150,000	149,794
Volvo Financial Equipment LLC, Series 2013-1A, Class A1, 0.26%, 04/15/14(a)	306,163	306,029

		1,608,744

Student Loan 0.8%
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.85%, 06/17/30(a)	1,285,000	1,239,929
SLM Student Loan Trust Series 2005-5, Class A2, 0.35%, 10/25/21(b)	101,259	101,235
Series 2010-A, Class 2A, 3.43%, 05/16/44(a)(b)	706,081	734,258

		2,075,422

Total Asset-Backed Securities (cost $24,611,041)		24,830,684

Collateralized Mortgage Obligations 5.0%

	Principal Amount	Market Value
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 03/25/58(a)(b)	$34,744	$35,107
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2, 2.92%, 10/25/34(b)	27,851	27,470
Series 2007-3, Class 1A1, 6.00%, 09/25/37	251,935	233,574
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	141,699	142,996
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 0.48%, 03/25/35(b)	374,274	306,589
Series 2006-1, Class A2, 6.00%, 03/25/36	109,099	98,716
FDIC Trust Series 2011-R1, Class A, 2.67%, 07/25/26(a)	473,930	489,124
Series 2010-R1, Class A, 2.18%, 05/25/50(a)	387,609	386,105
Federal Home Loan Mortgage Co. Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	149,012	162,560
Federal Home Loan Mortgage Corp. Reference REMIC, Series R006, Class ZA, 6.00%, 04/15/36	322,940	355,613
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class JA, 1.50%, 03/15/15	182,508	183,327
Series 1103, Class N, IO, 1156.50%, 06/15/21	2	41
Series 3558, Class G, 4.00%, 08/15/24	485,000	518,304
Series 3123, Class HT, 5.00%, 03/15/26	115,235	125,202
Series 3150, Class EQ, 5.00%, 05/15/26	120,000	131,861

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 2129, Class SG, IO, 6.82%, 06/17/27(b)	$459,526	$97,851
Series 3599, Class DY, 4.50%, 11/15/29	420,000	442,337
Series 3653, Class B, 4.50%, 04/15/30	405,000	436,950
Series 2649, Class IM, IO, 7.00%, 07/15/33	116,519	30,095
Series 2725, Class TA, 4.50%, 12/15/33	20,000	20,656
Series 3704, Class DC, 4.00%, 11/15/36	156,042	166,497
Federal National Mortgage Association Grantor Trust Series 2001-T5, Class A2, 6.99%, 02/19/30(b)	205,565	231,476
Series 2001-T5, Class A3, 7.50%, 06/19/30(b)	134,144	154,333
Series 2001-T4, Class A1, 7.50%, 07/25/41	151,829	177,665
Series 2001-T10, Class A2, 7.50%, 12/25/41	301,356	352,673
Federal National Mortgage Association Interest Strip Series 207, Class 2, IO, 8.00%, 02/01/23	93,520	19,207
Series 264, Class 2, IO, 8.00%, 07/01/24	197,796	42,032
Series 267, Class 2, IO, 8.50%, 10/01/24	234,471	62,648
Series 274, Class 2, IO, 8.50%, 10/01/25	218,067	58,469
Series 277, Class 2, IO, 7.50%, 04/01/27	107,521	24,797
Federal National Mortgage Association REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	100,184	107,412
Series 2009-71, Class MB, 4.50%, 09/25/24	171,737	181,253
Series 2004-70, Class EB, 5.00%, 10/25/24	103,027	111,730
Series 1997-61, Class PK, IO, 8.00%, 08/18/27	158,286	46,315
Series 2009-39, Class LB, 4.50%, 06/25/29	125,000	134,557
Series 2009-96, Class DB, 4.00%, 11/25/29	529,305	559,745
Series 2003-32, Class UI, IO, 6.00%, 05/25/33	188,058	31,654
Series 2003-35, Class UI, IO, 6.50%, 05/25/33	74,421	14,590
Series 2003-41, Class IB, IO, 7.00%, 05/25/33	255,030	78,639
Series 2003-44, Class IB, IO, 6.00%, 06/25/33	60,179	9,685
Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2, 7.00%, 02/25/44	215,750	245,652
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 5.10%, 05/25/35(b)	65,044	65,456
Government National Mortgage Association Series 2010-14, Class A, 4.50%, 06/16/39	116,633	124,699
Series 2010-H12, Class PT, 5.47%, 11/20/59	623,150	672,825
Series 2012-H11, Class CI, IO, 2.90%, 04/20/62(b)	1,985,467	216,540
Series 2012-H23, Class FI, IO, 0.78%, 10/20/62(b)	2,284,622	71,305
Series 2013-H03, Class HI, IO, 2.57%, 12/20/62(b)	1,572,989	196,938
Series 2013-H06, Class HI, IO, 2.94%, 01/20/63(b)	3,309,226	415,308
Series 2013-H07, Class JL, IO, 2.62%, 03/20/63(b)	3,447,620	449,403
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36(a)	179,191	181,711
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36(a)	76,375	78,474
Series 2006-RP1, Class 1A4, 8.50%, 01/25/36(a)	301,420	315,917
JPMorgan Mortgage Trust Series 2005-A6, Class 1A2, 2.74%, 09/25/35(b)	189,961	185,123
Series 2005-A8, Class 1A1, 5.14%, 11/25/35(b)	78,522	74,911
Series 2006-A6, Class 1A2, 2.69%, 10/25/36(b)	11,529	9,321
JPMorgan Reremic, Series 2010-2, Class 2A1, 2.68%, 03/21/37(a)(b)	39,076	39,114
Mastr Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)	222,784	229,949
NCUA Guaranteed Notes Series 2010-R1, Class 2A, 1.84%, 10/07/20	508,413	513,735
Series 2010-R3, Class 3A, 2.40%, 12/08/20	254,776	261,275
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 1.10%, 10/25/34(b)	75,673	73,464
Structured Asset Securities Corp., Series 2003-34A, Class 6A, 2.71%, 11/25/33(b)	388,395	400,203
WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A4, 2.35%, 11/25/36(b)	176,993	143,360
Series 2007-HY3, Class 4A1, 2.54%, 03/25/37(b)	295,519	269,657
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.61%, 09/25/34 (b)	71,448	72,209
Series 2005-AR2, Class 2A1, 2.68%, 03/25/35(b)	130,976	130,856
Series 2006-AR6, Class 7A1, 5.00%, 03/25/36(b)	94,495	94,641

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2006-3, Class A1, 5.50%, 03/25/36	$19,615	$19,580
Series 2006-AR4, Class 1A1, 5.76%, 04/25/36(b)	273,050	255,504
Series 2006-AR10, Class 5A1, 2.61%, 07/25/36(b)	219,106	200,713

Total Collateralized Mortgage Obligations (cost $11,496,957)		12,797,698

Commercial Mortgage Backed Securities 5.0%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1, Class A4, 5.34%, 11/10/42(b)	$74,775	$75,491
Series 2008-1, Class A4, 6.40%, 02/10/51(b)	335,000	384,549
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class D, 6.94%, 02/15/35(a)(b)	52,331	54,507
Citigroup Commercial Mortgage Trust Series 2004-C1, Class E, 5.60%, 04/15/40(b)	135,000	137,706
Series 2006-C5, Class A4, 5.43%, 10/15/49	145,000	159,907
COMM Mortgage Trust, Series 2001-J2A, Class E, 7.16%, 07/16/34(a)(b)	210,000	243,723
Commercial Mortgage Asset Trust Series 1999-C1, Class D, 7.35%, 01/17/32(b)	95,000	94,976
Series 1999-C1, Class C, 7.35%, 01/17/32(b)	5,775	5,775
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.10%, 03/10/46	470,000	448,740
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2, Class C1, 6.38%, 04/15/37(b)	33,155	33,983
Series 2003-C5, Class D, 5.12%, 12/15/36(b)	265,000	266,005
Series 2004-C5, Class B, 4.93%, 11/15/37(b)	360,000	369,098
Series 2005-C2, Class A3, 4.69%, 04/15/37	172,917	176,389
Series 2005-C4, Class B, 5.29%, 08/15/38(b)	160,000	164,911
Extended Stay America Trust Series 2013-ESFL, Class CFL, 1.68%, 12/05/31(a)(b)	100,000	99,847
Series 2013-ESH7, Class A27, 2.96%, 12/05/31(a)	350,000	345,075
Series 2013-ESH7, Class B7, 3.60%, 12/05/31(a)	100,000	97,695
Federal Home Loan Mortgage Co. Multifamily Structured Pass Through Certificates Series K009, Class A2, 3.81%, 08/25/20	110,000	117,460
Series K014, Class X1, IO, 1.44%, 04/25/21(b)	1,558,398	117,152
Series K019, Class A2, 2.27%, 03/25/22	265,000	249,075
Series K020, Class X1, IO, 1.61%, 05/25/22(b)	2,607,559	251,414
Series K022, Class A2, 2.36%, 07/25/22	540,000	506,567
Series K024, Class X1, IO, 1.02%, 09/25/22(b)	2,595,500	160,209
Series K025, Class A1, 1.88%, 04/25/22	157,930	155,172
Series K501, Class X1A, IO, 1.88%, 08/25/16(b)	3,427,327	118,222
Series K702, Class X1, IO, 1.71%, 02/25/18(b)	6,098,603	351,443
Series KS01, Class A2, 2.52%, 01/25/23	210,000	198,725
Series KSMC, Class A2, 2.62%, 01/25/23	275,000	258,824
Federal National Mortgage Association-Aces, Series 2006-M2, Class A2F, 5.26%, 05/25/20(b)	149,164	166,588
FREMF Mortgage Trust, Series 2010-K7, Class B, 5.62%, 04/25/20(a)(b)	565,000	594,914
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41	139,628	140,234
Government National Mortgage Association Series 2007-12, Class C, 5.28%, 04/16/41(b)	395,000	432,789
Series 2010-124, Class C, 3.39%, 03/16/45	175,000	181,480
Series 2010-74, Class IO, IO, 0.78%, 03/16/50(b)	2,953,058	109,932
Series 2011-127, Class IO, IO, 1.50%, 03/16/47(b)	2,453,415	148,094
Series 2011-67, Class B, 3.86%, 10/16/47(b)	270,000	283,490
Series 2012-115, Class IO, IO, 0.43%, 04/16/54(b)	2,281,174	101,074
Series 2012-115, Class A, 2.13%, 04/16/45	152,022	151,437
Series 2012-147, Class AE, 1.75%, 07/16/47	172,711	168,487
Series 2012-99, Class CI, IO, 1.04%, 10/16/49(b)	2,112,655	156,634
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	315,000	293,090

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Irvine Core Office Trust, Series 2013-IRV, Class A1, 2.07%, 05/15/48(a)	$213,803	$208,072
JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class B, 5.32%, 07/15/41(b)	160,000	162,476
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class D, 5.19%, 01/12/37(b)	159,481	159,527
LB-UBS Commercial Mortgage Trust Series 2004-C7, Class A1A, 4.48%, 10/15/29	101,557	104,679
Series 2005-C1, Class A3, 4.50%, 02/15/30	8,168	8,347
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A2, 4.96%, 07/12/38	101,449	102,332
Series 2005-CIP1, Class AM, 5.11%, 07/12/38(b)	410,000	436,743
Series 2008-C1, Class A4, 5.69%, 02/12/51	535,000	603,184
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS, 3.21%, 02/15/46	230,000	215,479
Morgan Stanley Capital I Trust Series 2003-IQ6, Class C, 5.47%, 12/15/41(a)(b)	340,000	346,079
Series 2003-T11, Class A4, 5.15%, 06/13/41	5,145	5,144
Motel 6 Trust Series 2012-MTL6, Class A1, 1.50%, 10/05/25(a)	360,724	358,552
Series 2012-MTL6, Class A2, 1.95%, 10/05/25(a)	290,000	285,865
Series 2012-MTL6, Class XA1, IO, 3.17%, 10/05/25(a)(b)	2,340,000	82,529
NorthStar Mortgage Trust, Series 2012-1, Class A, 1.38%, 08/25/29(a)(b)	193,531	193,337
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 07/15/45(a)	100,000	109,670
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 09/25/44(a)	33,625	33,629
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class E, 5.26%, 02/11/36(a)(b)	100,994	101,173
RREF LLC, Series 2013-LT2, Class A, 2.83%, 05/22/28(a)	120,637	120,551
S2 Hospitality LLC, Series 2012-LV1, Class A, 4.50%, 04/15/25(a)	13,231	13,216
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 08/20/25(a)	82,207	82,587
Wachovia Commercial Mortgage Securities, Inc. Pass-Thru Certificates Series 2003-C9, Class B, 5.11%, 12/15/35(b)	90,000	90,077
Series 2003-C9, Class D, 5.21%, 12/15/35 (b)	230,000	229,481

Total Commercial Mortgage Backed Securities (cost $12,826,344)		12,623,612

Convertible Corporate Bond 0.0%†

	Principal Amount	Market Value
Capital Markets 0.0%†
E*TRADE Financial Corp., 0.00%, 08/31/19	60,000	96,876

Total Convertible Corporate Bond (cost $42,445)		96,876

Corporate Bonds 47.3%

	Principal Amount	Market Value
Airlines 0.0%†
Continental Airlines Pass Through Trust, Series 1992-2, Class B, 7.57%, 09/15/21	$22,204	$23,337

Auto Components 0.3%
Allison Transmission, Inc., 7.13%, 05/15/19(a)	310,000	330,925
Schaeffler Finance BV, 8.50%, 02/15/19(a)	200,000	224,000
UCI International, Inc., 8.63%, 02/15/19	190,000	193,800

		748,725

Automobiles 0.7%
General Motors Co. 3.50%, 10/02/18(a)	275,000	275,000
4.88%, 10/02/23(a)	520,000	516,100
6.25%, 10/02/43(a)	485,000	483,787
Volvo Treasury AB, 5.95%, 04/01/15(a)	445,000	474,957

		1,749,844

Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	330,000	416,323
Coca-Cola Icecek AS, 4.75%, 10/01/18(a)	300,000	298,533
Embotelladora Andina SA, 5.00%, 10/01/23(a)	550,000	552,407
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	190,000	155,947
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19(a)(d)	275,000	251,625

		1,674,835

Building Products 0.3%
CPG Merger Sub LLC, 8.00%, 10/01/21(a)	195,000	198,900
Louisiana-Pacific Corp., 7.50%, 06/01/20	275,000	297,000
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(a)	325,000	352,723

		848,623

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets 1.9%
Ameriprise Financial, Inc., 7.30%, 06/28/19	$515,000	$642,517
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17	275,000	305,750
CDP Financial, Inc., 5.60%, 11/25/39(a)	270,000	309,324
E*TRADE Financial Corp., 6.38%, 11/15/19	350,000	372,750
Goldman Sachs Group, Inc. (The) 5.75%, 01/24/22	215,000	238,677
6.75%, 10/01/37	450,000	467,887
Morgan Stanley 0.75%, 10/15/15(b)	195,000	193,335
4.75%, 11/16/18	130,000	121,220
3.75%, 02/25/23	1,020,000	979,484
Nomura Holdings, Inc., 2.00%, 09/13/16	605,000	604,131
Oppenheimer Holdings, Inc., 8.75%, 04/15/18	275,000	295,625
TD Ameritrade Holding Corp., 4.15%, 12/01/14	310,000	322,389

		4,853,089

Chemicals 1.2%
Ashland, Inc. 4.75%, 08/15/22(d)	835,000	783,856
6.88%, 05/15/43	155,000	147,250
Eagle Spinco, Inc., 4.63%, 02/15/21(a)	280,000	269,500
LyondellBasell Industries NV, 5.00%, 04/15/19	675,000	740,813
Nufarm Australia Ltd., 6.38%, 10/15/19(a)	190,000	191,900
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.50%, 04/15/21(a)	280,000	274,400
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	200,000	201,250
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21(a)(d)	300,000	313,500
Yingde Gases Investment Ltd., 8.13%, 04/22/18(a)(d)	200,000	201,035

		3,123,504

Commercial Banks 3.9%
Banco BMG SA, 8.00%, 04/15/18(a)	275,000	270,930
Banco de Credito del Peru, 4.25%, 04/01/23(a)(d)	225,000	200,729
Banco Santander Brasil SA/Cayman Islands, 8.00%, 03/18/16(a)	300,000	125,412
Bancolombia SA, 5.95%, 06/03/21	220,000	224,635
Bank of New York Mellon Corp. (The), 0.83%, 08/01/18(b)	405,000	406,172
BBVA Bancomer SA 6.50%, 03/10/21(a)	150,000	156,563
6.75%, 09/30/22(a)	365,000	383,206
BBVA US Senior SAU, 4.66%, 10/09/15	500,000	521,473
Caixa Economica Federal, 4.50%, 10/03/18(a)	490,000	487,401
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22	400,000	384,075
Credit Suisse - New York, 6.00%, 02/15/18	150,000	168,928
Eksportfinans ASA, 2.38%, 05/25/16	385,000	373,641
Global Bank Corp., 4.75%, 10/05/17(a)	500,000	501,966
HSBC USA, Inc., 2.38%, 02/13/15	300,000	306,763
ING Bank NV, 5.80%, 09/25/23(a)	1,005,000	1,018,869
Intesa Sanpaolo SpA, 3.13%, 01/15/16	770,000	772,544
Korea Finance Corp., 2.88%, 08/22/18	220,000	221,050
Lloyds Banking Group PLC, 6.66%, 05/21/37(a)(e)	650,000	601,250
Rabobank, Nederland NV, 11.00%, 06/30/19(a)(e)	513,000	668,548
State Export-Import Bank of Ukraine JSC via Biz Finance PLC, 8.75%, 01/22/18	220,000	175,961
Union Bank NA, 2.63%, 09/26/18(d)	250,000	254,140
VTB Bank OJSC Via VTB Capital SA, 6.55%, 10/13/20(a)	450,000	472,889
Wachovia Capital Trust III, 5.57%, 11/01/13(e)	455,000	410,637
Wells Fargo & Co., 4.13%, 08/15/23	745,000	729,457

		9,837,239

Commercial Services & Supplies 0.9%
ADT Corp. (The), 6.25%, 10/15/21(a)	95,000	96,691
Cenveo Corp., 8.88%, 02/01/18	250,000	248,750
Clean Harbors, Inc., 5.13%, 06/01/21	200,000	193,500
Covanta Holding Corp., 6.38%, 10/01/22	175,000	178,281
EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 08/15/18	300,000	318,000
Monitronics International, Inc. 9.13%, 04/01/20(a)	50,000	52,125
9.13%, 04/01/20	235,000	246,750
Nord Anglia Education (UK) Holdings PLC, 10.25%, 04/01/17(a)	425,000	473,875
Nord Anglia Education, Inc., 9.50%, 02/15/18(a)(d)(f)	315,000	315,788
PHH Corp., 6.38%, 08/15/21	125,000	121,250

		2,245,010

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Communications Equipment 0.6%
Avaya, Inc. 9.00%, 04/01/19(a)(d)	$300,000	$291,750
10.50%, 03/01/21(a)(d)	225,000	183,937
Brightstar Corp., 9.50%, 12/01/16(a)	175,000	183,750
Crown Castle International Corp., 5.25%, 01/15/23	265,000	243,800
Nokia OYJ, 6.63%, 05/15/39	700,000	671,843

		1,575,080

Computers & Peripherals 0.3%
Hewlett-Packard Co., 4.65%, 12/09/21(d)	765,000	750,808

Construction & Engineering 0.3%
Odebrecht Finance Ltd. 8.25%, 04/25/18(a)	530,000	198,484
7.13%, 06/26/42(a)	320,000	305,594
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22(a)(d)	200,000	201,893
Zachry Holdings, Inc., 7.50%, 02/01/20(a)	165,000	169,950

		875,921

Construction Materials 0.2%
Cemex Espana Luxembourg, 9.88%, 04/30/19(a)	230,000	257,178
Cemex Finance LLC, 9.38%, 10/12/22(a)	200,000	219,178

		476,356

Consumer Finance 0.5%
Ally Financial, Inc. 5.50%, 02/15/17	85,000	89,144
7.50%, 09/15/20	165,000	184,800
Discover Financial Services, 5.20%, 04/27/22	290,000	303,508
International Lease Finance Corp. 4.88%, 04/01/15	420,000	433,650
3.88%, 04/15/18	215,000	208,550
TMX Finance LLC/TitleMax Finance Corp., 8.50%, 09/15/18(a)	150,000	156,750

		1,376,402

Containers & Packaging 0.5%
ARD Finance SA, 11.12%, 06/01/18(a)(f)	263,906	281,720
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.13%, 07/15/20(a)	250,000	267,500
Rock Tenn Co. 4.45%, 03/01/19	215,000	228,483
4.00%, 03/01/23	580,000	561,078

		1,338,781

Diversified Financial Services 3.1%
Bank of America Corp. 4.75%, 08/01/15	420,000	446,651
4.10%, 07/24/23	675,000	669,197
Boart Longyear Management Pty Ltd. 10.00%, 10/01/18(a)	120,000	121,200
7.00%, 04/01/21(a)(d)	185,000	137,363
Brazil Loan Trust 1, 5.48%, 07/24/23(a)	752,000	770,800
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	450,000	419,584
Citigroup, Inc. 2.25%, 08/07/15	345,000	351,347
6.25%, 06/29/17	150,000	128,891
3.50%, 05/15/23	820,000	736,437
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20(a)	180,000	187,200
Dubai Holding Commercial Operations MTN Ltd., 6.00%, 02/01/17	150,000	242,835
Federal Grid Co. OJS via Federal Grid Finance Ltd., 8.45%, 03/13/19	20,000,000	618,866
General Electric Capital Corp., 4.25%, 01/17/18	600,000	488,489
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(a)	370,000	377,833
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 08/01/20(a)(d)	150,000	150,000
iPayment Holdings, Inc., 15.00%, 11/15/18(f)	130,937	74,307
iPayment, Inc., 10.25%, 05/15/18	200,000	143,000
JPMorgan Chase & Co. Series MPLE, 2.92%, 09/19/17	675,000	653,869
4.25%, 11/02/18	200,000	157,225
3.38%, 05/01/23	455,000	412,623
KOC Holding AS, 3.50%, 04/24/20(a)	200,000	170,097
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 09/01/18(a)	350,000	390,250

		7,848,064

Diversified Telecommunication Services 2.9%
AT&T Corp., 8.00%, 11/15/31	260,000	355,156
AT&T, Inc., 2.63%, 12/01/22	610,000	545,426
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/01/15(a)	255,000	267,113
12.00%, 12/01/17(a)	270,000	314,550
Empresa de Telecomunicaciones de Bogota, 7.00%, 01/17/23(a)	797,000,000	355,376

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 8.63%, 07/15/20	$150,000	$164,250
Sprint Capital Corp., 8.75%, 03/15/32	1,065,000	1,080,975
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	300,000	316,381
Telemar Norte Leste SA, 9.50%, 04/23/19(a)	210,000	231,118
TELUS Corp., Series CG, 5.05%, 12/04/19	65,000	68,821
Verizon Communications, Inc. 5.15%, 09/15/23	1,695,000	1,816,678
6.55%, 09/15/43	275,000	309,550
Virgin Media Finance PLC, 4.88%, 02/15/22	75,000	63,502
Virgin Media Secured Finance PLC, 5.25%, 01/15/21	250,000	244,551
Wind Acquisition Finance SA 11.75%, 07/15/17(a)	200,000	212,750
7.25%, 02/15/18(a)	200,000	208,000
Wind Acquisition Holdings Finance SA, 12.25%, 07/15/17(a)(d)(f)	538,575	535,882
Windstream Corp. 7.50%, 06/01/22	215,000	214,463
6.38%, 08/01/23	190,000	174,325

		7,478,867

Electric Utilities 2.1%
AES Corp. (The) 9.75%, 04/15/16	250,000	293,438
8.00%, 10/15/17	85,000	97,750
Carolina Power & Light Co., 4.10%, 03/15/43	300,000	272,651
Comision Federal de Electricidad, 5.75%, 02/14/42 (a)	700,000	647,771
Commonwealth Edison Co., 5.80%, 03/15/18	375,000	437,792
Elwood Energy LLC, 8.16%, 07/05/26	76,318	79,370
Enel Finance International NV, 6.00%, 10/07/39(a)	200,000	181,750
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	309,000	325,995
Great Plains Energy, Inc., 5.29%, 06/15/22(c)	350,000	377,929
Hydro Quebec, 1.38%, 06/19/17	1,000,000	1,004,528
Public Service Co. of Colorado, 2.50%, 03/15/23	205,000	190,710
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	415,000	428,974
Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23(a)	200,000	190,149
5.06%, 04/08/43(a)	760,000	693,948

		5,222,755

Electrical Equipment 0.0%†
Timken Co., 6.00%, 09/15/14	45,000	47,142

Energy Equipment & Services 0.3%
Forbes Energy Services Ltd., 9.00%, 06/15/19	250,000	251,875
Weatherford International Ltd. 6.00%, 03/15/18	140,000	157,301
5.13%, 09/15/20	305,000	320,584

		729,760

Food & Staples Retailing 0.2%
CST Brands, Inc., 5.00%, 05/01/23(a)	195,000	185,250
CVS Caremark Corp., 3.25%, 05/18/15	305,000	317,505

		502,755

Food Products 1.0%
ConAgra Foods, Inc., 4.95%, 08/15/20(a)	425,000	451,710
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20(a)(d)	250,000	271,250
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 06/01/21(a)	190,000	189,050
Kraft Foods, Inc., 6.13%, 02/01/18	265,000	306,619
Marfrig Holding Europe BV 9.88%, 07/24/17(a)	460,000	446,200
8.38%, 05/09/18(a)(d)	200,000	185,500
Marfrig Overseas Ltd., 9.50%, 05/04/20(a)(d)	200,000	186,000
MHP SA, 8.25%, 04/02/20(a)	220,000	173,935
Pinnacle Operating Corp., 9.00%, 11/15/20(a)	190,000	194,712
Simmons Foods, Inc., 10.50%, 11/01/17(a)	200,000	209,500

		2,614,476

Gas Utilities 1.6%
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	70,000	79,625
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	185,000	190,087
Energy Transfer Partners LP 4.15%, 10/01/20	345,000	355,365
6.05%, 06/01/41	150,000	150,530
Enterprise Products Operating LLC, 5.25%, 01/31/20	505,000	561,725
Genesis Energy LP/Genesis Energy Finance Corp. 7.88%, 12/15/18	165,000	176,137
5.75%, 02/15/21	200,000	197,000
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	155,000	159,263
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 07/15/23	80,000	75,400

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Regency Energy Partners LP/Regency Energy Finance Corp. 6.50%, 07/15/21	$190,000	$199,025
5.50%, 04/15/23	170,000	162,775
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21(a)	200,000	195,000
Sabine Pass LNG LP 7.50%, 11/30/16	110,000	120,863
6.50%, 11/01/20(a)	285,000	289,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.25%, 05/01/23(a)	245,000	240,100
4.25%, 11/15/23(a)(d)	170,000	154,275
Tennessee Gas Pipeline Co. LLC, 8.38%, 06/15/32	290,000	379,563
Williams Partners LP, 7.25%, 02/01/17	280,000	326,482

		4,012,490

Health Care Equipment & Supplies 0.1%
NBTY, Inc., 9.00%, 10/01/18	250,000	274,375

Health Care Providers & Services 1.8%
Alere, Inc., 6.50%, 06/15/20(a)	100,000	100,000
Biomet, Inc. 6.50%, 08/01/20	165,000	170,362
Boston Scientific Corp., 6.00%, 01/15/20	260,000	297,352
Coventry Health Care, Inc., 5.45%, 06/15/21	385,000	425,223
Express Scripts Holding Co., 3.50%, 11/15/16	360,000	381,015
HCA, Inc. 6.50%, 02/15/20	90,000	97,425
4.75%, 05/01/23	750,000	705,000
Hologic, Inc., 6.25%, 08/01/20	200,000	208,500
Hospira, Inc., 5.20%, 08/12/20	435,000	444,345
Humana, Inc. 6.45%, 06/01/16	135,000	152,014
8.15%, 06/15/38	175,000	231,344
Life Technologies Corp., 6.00%, 03/01/20	585,000	658,759
OnCure Holdings, Inc., 11.75%, 05/15/17(g)	250,000	120,625
Service Corp. International, 7.50%, 04/01/27	225,000	237,938
UnitedHealth Group, Inc., 3.88%, 10/15/20	155,000	162,665
Universal Hospital Services, Inc., 7.63%, 08/15/20	75,000	77,250
WellPoint, Inc., 2.30%, 07/15/18	220,000	219,984

		4,689,801

Hotels, Restaurants & Leisure 1.2%
Arcos Dorados Holdings, Inc., 6.63%, 09/27/23(a)	530,000	520,843
Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/17	435,000	441,525
12.75%, 04/15/18	325,000	200,688
Carrols Restaurant Group, Inc., 11.25%, 05/15/18	175,000	197,750
Dave & Buster’s, Inc., 11.00%, 06/01/18	300,000	331,500
Marina District Finance Co., Inc., 9.50%, 10/15/15	311,000	325,773
MGM Resorts International, 11.38%, 03/01/18	175,000	221,375
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	250,000	283,750
PNK Finance Corp., 6.38%, 08/01/21(a)	195,000	199,875
Yum! Brands, Inc., 4.25%, 09/15/15	275,000	291,568

		3,014,647

Household Durables 0.2%
NVR, Inc., 3.95%, 09/15/22	360,000	348,964
SIWF Merger Sub, Inc./Spring Industries, Inc., 6.25%, 06/01/21(a)	35,000	34,475
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 7.75%, 04/15/20(a)	154,000	167,090
5.25%, 04/15/21(a)	85,000	79,900

		630,429

Household Products 0.2%
Prestige Brands, Inc., 8.25%, 04/01/18	215,000	227,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20	285,000	285,000
Sun Products Corp. (The), 7.75%, 03/15/21(a)	65,000	59,475

		572,375

Industrial Conglomerates 0.1%
General Electric Co., 5.25%, 12/06/17	220,000	250,852

Information Technology Services 0.4%
First Data Corp. 8.25%, 01/15/21(a)(d)	550,000	566,500
12.63%, 01/15/21	400,000	440,000

		1,006,500

Insurance 0.8%
AIG Life Holdings, Inc., 8.13%, 03/15/46(a)	210,000	243,862
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20(a)	275,000	281,875
Farmers Exchange Capital, 7.05%, 07/15/28(a)	535,000	644,435
Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/21(a)	135,000	137,700
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21(a)	125,000	125,937

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Onex USI Acquisition Corp., 7.75%, 01/15/21(a)	$125,000	$125,313
Willis Group Holdings PLC, 4.13%, 03/15/16	255,000	268,499
ZFS Finance USA Trust II, 6.45%, 12/15/65(a)(b)	263,000	280,095

		2,107,716

Internet & Catalog Retail 0.5%
Amazon.com, Inc., 1.20%, 11/29/17(d)	325,000	318,230
QVC, Inc. 7.50%, 10/01/19(a)	500,000	540,000
4.38%, 03/15/23	375,000	348,745

		1,206,975

Internet Software & Services 0.2%
Baidu, Inc., 3.25%, 08/06/18	200,000	199,792
Equinix, Inc. 7.00%, 07/15/21	120,000	128,100
5.38%, 04/01/23	225,000	212,625

		540,517

Machinery 0.4%
CNH Capital LLC, 3.88%, 11/01/15	365,000	375,037
Liberty Tire Recycling, 11.00%, 10/01/16(a)	200,000	204,000
TMK OAO Via TMK Capital SA, 6.75%, 04/03/20(a)(d)	450,000	427,768

		1,006,805

Marine 0.2%
Horizon Lines LLC 11.00%, 10/15/16	148,000	147,260
15.00%, 10/15/16(f)	168,358	157,836
Martin Midstream Partners LP/Martin Midstream Finance Corp. 8.88%, 04/01/18	135,000	143,437
7.25%, 02/15/21	170,000	172,338

		620,871

Media 3.1%
Aerospace Satellite Corp. Holding BV, 12.75%, 11/16/15(a)	400,000	426,000
Cablevision Systems Corp., 8.00%, 04/15/20	350,000	389,375
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 09/01/23(a)	375,000	353,437
Cengage Learning Acquisitions, Inc. 12.00%, 06/30/19(a)(g)	300,000	42,000
11.50%, 04/15/20(a)	60,000	44,700
Clear Channel Worldwide Holdings, Inc. Series A, 7.63%, 03/15/20	275,000	280,500
6.50%, 11/15/22	150,000	151,875
Columbus International, Inc., 11.50%, 11/20/14(a)	465,000	499,259
DigitalGlobe, Inc., 5.25%, 02/01/21(a)	100,000	96,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.88%, 10/01/19	355,000	394,933
3.80%, 03/15/22	390,000	365,040
DISH DBS Corp., 6.75%, 06/01/21	870,000	913,500
Grupo Televisa SAB, 7.25%, 05/14/43	8,700,000	570,058
Hughes Satellite Systems Corp., 7.63%, 06/15/21	200,000	215,000
Intelsat Luxembourg SA, 8.13%, 06/01/23(a)(d)	225,000	236,812
Nara Cable Funding Ltd., 8.88%, 12/01/18(a)	275,000	287,375
NET Servicos de Comunicacao SA, 7.50%, 01/27/20	205,000	221,192
Ottawa Holdings Pte Ltd., 5.88%, 05/16/18(a)	400,000	318,092
Polish Television Holding BV, 5.00%, 01/15/21(a)(f)	150,000	208,305
Regal Cinemas Corp., 8.63%, 07/15/19	175,000	189,219
Sirius XM Radio, Inc. 5.88%, 10/01/20(a)	115,000	115,862
5.75%, 08/01/21(a)	60,000	59,250
Time Warner Cable, Inc., 8.25%, 04/01/19	420,000	485,280
Univision Communications, Inc., 7.88%, 11/01/20(a)	175,000	191,188
Visant Corp., 10.00%, 10/01/17	200,000	185,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19	175,000	189,000
WMG Acquisition Corp. 11.50%, 10/01/18	145,000	167,475
6.00%, 01/15/21(a)	175,000	181,563

		7,778,040

Metals & Mining
Aleris International, Inc., 7.88%, 11/01/20	185,000	191,012
AngloGold Ashanti Holdings PLC, 8.50%, 07/30/20	315,000	325,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
ArcelorMittal 4.25%, 08/05/15	$120,000	$123,753
5.00%, 02/25/17	375,000	388,213
6.75%, 02/25/22(d)	270,000	285,235
Barrick Gold Corp. 2.50%, 05/01/18	395,000	376,131
4.10%, 05/01/23	570,000	502,712
Barrick North America Finance LLC, 5.75%, 05/01/43(d)	320,000	269,603
BHP Billiton Finance USA Ltd. 3.85%, 09/30/23	275,000	276,880
5.00%, 09/30/43	730,000	739,920
Eldorado Gold Corp., 6.13%, 12/15/20(a)	100,000	96,070
FMG Resources (August 2006) Pty Ltd., 7.00%, 11/01/15(a)(d)	170,000	175,525
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20(a)	360,000	339,404
Glencore Funding LLC, 2.50%, 01/15/19(a)	390,000	361,293
Indo Energy Finance II BV, 6.38%, 01/24/23(a)	365,000	310,250
Midwest Vanadium Pty Ltd., 11.50%, 02/15/18(a)	150,000	121,500
Rio Tinto Finance USA PLC 1.38%, 06/17/16	340,000	340,197
2.25%, 12/14/18	390,000	385,007
Southern Copper Corp., 6.38%, 07/27/15	200,000	215,613
Vale Overseas Ltd., 8.25%, 01/17/34	440,000	503,799
Vale SA 4.38%, 03/24/18	100,000	147,715
5.63%, 09/11/42(d)	990,000	867,299
Vedanta Resources PLC, 7.13%, 05/31/23(a)(d)	250,000	232,723

		7,575,650

Multiline Retail 0.1%
SACI Falabella, 6.50%, 04/30/23(a)	125,000,000	237,501

Multi-Utilities & Unregulated Power 0.1%
NRG Energy, Inc., 7.88%, 05/15/21	255,000	273,488

Oil, Gas & Consumable Fuels 5.2%
Afren PLC, 10.25%, 04/08/19(a)	250,000	286,250
Anadarko Petroleum Corp. 6.38%, 09/15/17	185,000	215,733
6.45%, 09/15/36	425,000	487,406
Antero Resources Finance Corp.,, 6.00%, 12/01/20	290,000	292,900
Bonanza Creek Energy, Inc., 6.75%, 04/15/21	120,000	121,200
BP Capital Markets PLC, 3.25%, 05/06/22	360,000	347,844
Canadian Oil Sands Ltd., 6.00%, 04/01/42(a)	200,000	206,313
Chaparral Energy, Inc., 7.63%, 11/15/22	185,000	188,700
Chesapeake Energy Corp., 6.88%, 11/15/20(d)	280,000	300,650
Chevron Corp., 3.19%, 06/24/23	300,000	293,441
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	420,000	377,402
Continental Resources, Inc., 5.00%, 09/15/22	235,000	236,175
Ecopetrol SA, 7.38%, 09/18/43	1,160,000	1,255,972
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22(a)	250,000	233,375
Hercules Offshore, Inc. 8.75%, 07/15/21(a)	135,000	144,787
7.50%, 10/01/21 (a)	75,000	75,188
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 04/15/21(a)	170,000	181,475
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 02/01/21(d)	275,000	276,375
MEG Energy Corp., 7.00%, 03/31/24(a)	115,000	115,431
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 05/01/21	200,000	193,500
Oasis Petroleum, Inc., 6.88%, 03/15/22(a)	185,000	195,175
Penn Virginia Corp., 8.50%, 05/01/20	200,000	203,000
Petrobras Global Finance BV 4.38%, 05/20/23(d)	745,000	678,877
5.63%, 05/20/43	270,000	225,121
Petrobras International Finance Co. 5.75%, 01/20/20	570,000	592,578
6.88%, 01/20/40	140,000	137,411
Petrohawk Energy Corp., 7.25%, 08/15/18	265,000	287,525
Petroleos de Venezuela SA 5.00%, 10/28/15	535,000	469,525
Reg S, 9.75%, 05/17/35	970,000	734,537
Petroleos Mexicanos 4.88%, 01/18/24	564,000	568,746
6.50%, 06/02/41	200,000	207,354
5.50%, 06/27/44	290,000	262,277
Range Resources Corp., 5.00%, 03/15/23	190,000	182,400
Resolute Energy Corp., 8.50%, 05/01/20	225,000	231,469
Samson Investment Co., 10.25%, 02/15/20(a)	260,000	274,950
SandRidge Energy, Inc., 8.13%, 10/15/22	185,000	187,775
Total Capital SA 2.13%, 08/10/18	475,000	478,356
4.45%, 06/24/20	310,000	338,813
Transocean, Inc. 2.50%, 10/15/17	380,000	380,994
6.38%, 12/15/21	325,000	361,026
WPX Energy, Inc., 6.00%, 01/15/22	350,000	356,125

		13,184,151

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Paper & Forest Products 0.4%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17(a)	$380,000	$407,816
Catalyst Paper Corp., 11.00%, 10/30/17(f)	185,000	109,150
Georgia-Pacific LLC, 8.88%, 05/15/31	235,000	327,958
Norske Skogindustrier ASA, 6.13%, 10/15/15(a)	405,000	278,437

		1,123,361

Personal Products 0.1%
First Quality Finance Co., Inc., 4.63%, 05/15/21(a)	195,000	176,963

Pharmaceuticals 0.4%
AbbVie, Inc., 1.75%, 11/06/17	375,000	372,187
Mylan, Inc., 7.88%, 07/15/20(a)	330,000	376,613
Valeant Pharmaceuticals International, 6.75%, 08/15/21(a)	275,000	286,000

		1,034,800

Real Estate Investment Trusts (REITs) 0.4%
American Tower Corp. 7.00%, 10/15/17	270,000	311,498
4.70%, 03/15/22	155,000	150,604
Geo Group, Inc. (The), 6.63%, 02/15/21	165,000	173,250
Simon Property Group LP, 10.35%, 04/01/19	190,000	258,739

		894,091

Real Estate Management & Development 0.3%
Country Garden Holdings Co. Ltd., 7.50%, 01/10/23(a)	400,000	388,243
Longfor Properties Co. Ltd., 6.75%, 01/29/23	290,000	269,666

		657,909

Road & Rail 0.3%
Ahern Rentals, Inc., 9.50%, 06/15/18(a)	195,000	202,312
Bristow Group, Inc., 6.25%, 10/15/22	210,000	217,875
United Rentals North America, Inc., 7.63%, 04/15/22	215,000	233,813

		654,000

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc., 7.50%, 08/15/22	400,000	381,000
Samsung Electronics America, Inc., 1.75%, 04/10/17(a)	670,000	671,791

		1,052,791

Software 0.2%
Activision Blizzard, Inc., 5.63%, 09/15/21(a)	185,000	186,850
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	125,000	129,687
Sophia LP/Sophia Finance, Inc., 9.75%, 01/15/19(a)	175,000	189,438

		505,975

Specialty Retail 0.3%
Home Depot, Inc. (The), 3.75%, 02/15/24	355,000	358,738
Jo-Ann Stores Holdings, Inc., 10.50%, 10/15/19(a)(f)	180,000	184,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 08/01/18(a)(f)	150,000	151,500
Petco Holdings, Inc., 8.50%, 10/15/17(a)(f)	180,000	182,250

		876,988

Supranational 0.6%
Central American Bank for Economic Integration, 5.38%, 09/24/14(a)	150,000	155,413
Corp. Andina de Fomento, 4.38%, 06/15/22	280,000	279,338
Eurasian Development Bank, 4.77%, 09/20/22(a)	577,000	542,418
International Bank for Reconstruction & Development Series GDIF, 3.25%, 04/14/14	870,000	145,774
Series GDIF, 3.75%, 05/19/17	1,800,000	313,929

		1,436,872

Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc., 6.13%, 10/15/20	180,000	185,850

Tobacco 0.5%
Altria Group, Inc. 2.85%, 08/09/22	325,000	296,288
10.20%, 02/06/39	250,000	382,105
Lorillard Tobacco Co., 8.13%, 06/23/19	555,000	675,081

		1,353,474

Transportation Infrastructure 0.4%
DP World Ltd., 6.85%, 07/02/37(a)	630,000	635,765
ENA Norte Trust, 4.95%, 04/25/28(a)	337,403	337,578

		973,343

Wireless Telecommunication Services 1.8%
America Movil SAB de CV 3.13%, 07/16/22	545,000	499,976
Series 12, 6.45%, 12/05/22	6,000,000	433,152
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	480,000	614,270
Cricket Communications, Inc., 7.75%, 10/15/20	175,000	198,188
Crown Castle Towers LLC, 3.21%, 08/15/35(a)	230,000	236,851
Digicel Group Ltd., 8.25%, 09/30/20(a)	200,000	208,000
MetroPCS Wireless, Inc., 6.63%, 11/15/20	165,000	170,775

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Market Value
Wireless Telecommunication Services (continued)
NII Capital Corp., 7.63%, 04/01/21		$980,000	$695,800
Rogers Communications, Inc., 4.10%, 10/01/23		360,000	359,300
Sprint Corp., 7.88%, 09/15/23(a)		185,000	188,238
Sprint Nextel Corp. 7.00%, 08/15/20		180,000	182,700
11.50%, 11/15/21		215,000	275,200
VimpelCom Holdings BV, 7.50%, 03/01/22(a)		510,000	533,052

			4,595,502

Total Corporate Bonds (cost $121,467,447)			120,446,475

Municipal Bonds 0.4%

	Principal Amount		Market Value
Georgia 0.4%
Municipal Electric Authority of Georgia 6.64%, 04/01/57		675,000	699,030
7.06%, 04/01/57		440,000	441,315

			1,140,345

Total Municipal Bonds (cost $1,116,349)			1,140,345

Sovereign Bonds 17.4%

	Principal Amount		Market Value
ARMENIA 0.1%
Republic of Armenia, 6.00%, 09/30/20(a)		$300,000	$292,084

AUSTRALIA 0.9%
Queensland Treasury Corp., 4.00%, 06/21/19	AUD	2,350,000	2,185,558

BELARUS 0.1%
Republic of Belarus, 8.95%, 01/26/18		$200,000	188,455

BRAZIL 1.7%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17	BRL	5,405,000	2,326,340
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/23		1,540,000	623,998
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16(a)		$540,000	542,462
4.13%, 09/15/17(a)	EUR	160,000	218,655
5.75%, 09/26/23(a)		$620,000	620,782

			4,332,237

CANADA 1.0%
Canadian Government Bond, 1.25%, 03/01/18	CAD	275,000	260,876
4.25%, 06/01/18		410,000	441,294
Province of Quebec Canada, 4.50%, 12/01/19	CAD	350,000	373,309
4.50%, 12/01/20		180,000	191,545
Province of Manitoba Canada, 1.75%, 05/30/19		$1,000,000	988,720
Province of Ontario Canada, 2.00%, 09/27/18		380,000	380,969

			2,636,713

CAYMAN ISLANDS 0.5%
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(a)		990,000	956,368
Cayman Islands Government Bond, 5.95%, 11/24/19(a)		225,000	250,425

			1,206,793

COLOMBIA 0.6%
Colombia Government International Bond, 7.38%, 01/27/17		600,000	698,100
4.38%, 03/21/23	COP	1,541,000,000	729,047

			1,427,147

COSTA RICA 0.2%
Costa Rica Government International Bond, 10.00%, 08/01/20(a)		$365,000	463,550

CROATIA 0.2%
Croatia Government International Bond, 6.75%, 11/05/19(a)		300,000	321,000
5.50%, 04/04/23(a)		100,000	96,068

			417,068

GERMANY 0.9%
Bundesrepublik Deutschland, 3.25%, 01/04/20	EUR	345,000	531,146
Bundesobligation, 0.25%, 04/13/18		1,300,000	1,725,565

			2,256,711

GUATEMALA 0.1%
Guatemala Government Bond, 4.88%, 02/13/28(a)		$400,000	365,000

HONDURAS 0.1%
Honduras Government International Bond, 7.50%, 03/15/24(a)		460,000	386,683

HUNGARY 1.3%
Hungary Government Bond, 6.50%, 06/24/19	HUF	126,000,000	606,494
6.00%, 11/24/23		272,450,000	1,251,374
Hungary Government International Bond, 2.11%, 10/26/17	JPY	100,000,000	878,596
5.38%, 02/21/23		$630,000	614,561

			3,351,025

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Sovereign Bonds (continued)

	Principal Amount		Market Value
INDONESIA 0.6%
Indonesia Treasury Bond, 7.00%, 05/15/22	IDR	8,138,000,000	$644,210
Indonesia Government International Bond, 7.50%, 01/15/16(a)		$250,000	276,750
3.38%, 04/15/23(a)		200,000	170,260
4.63%, 04/15/43(a)(d)		400,000	314,184
Perusahaan Penerbit SBSN Indonesia, 6.13%, 03/15/19(a)(d)		200,000	205,880

			1,611,284

MEXICO 1.2%
Mexican Bonos, 6.50%, 06/10/21	MXN	20,060,000	1,605,935
6.50%, 06/09/22		8,560,000	691,920
7.75%, 05/29/31		4,056,700	335,315
Mexico Government International Bond, 4.00%, 10/02/23		$180,000	180,532
4.75%, 03/08/44(d)		400,000	359,757

			3,173,459

NORWAY 0.3%
Norway Government Bond, 3.75%, 05/25/21	NOK	1,750,000	313,235
2.00%, 05/24/23		2,500,000	387,238

			700,473

PANAMA 0.1%
Panama Government International Bond, 4.30%, 04/29/53		$265,000	208,070

PERU 0.2%
Peruvian Government International Bond, Reg. S, 8.60%, 08/12/17	PEN	720,000	300,016
5.20%, 09/12/23(a)		420,000	147,614

			447,630

PHILIPPINES 0.3%
Philippine Government International Bond, 6.25%, 01/14/36	PHP	30,000,000	764,814

POLAND 0.3%
Poland Government Bond, 5.50%, 10/25/19	PLN	1,400,000	481,721
Poland Government International Bond, 3.00%, 03/17/23(d)		$330,000	302,262

			783,983

ROMANIA 1.1%
Romania Government Bond, 5.90%, 07/26/17	RON	1,980,000	628,373
5.60%, 11/28/18		2,050,000	648,566
5.85%, 04/26/23		3,150,000	1,000,337
Romanian Government International Bond, 4.38%, 08/22/23(a)(d)		$550,000	526,398

			2,803,674

RUSSIA 0.8%
Russian Federal Bond - OFZ, 8.15%, 02/03/27	RUB	18,600,000	600,741
7.05%, 01/19/28		33,500,000	980,140
Russian Foreign Bond - Eurobond, 4.88%, 09/16/23(a)(d)		$400,000	410,080
Reg. S, 7.50%, 03/31/30(c)		14,263	16,830

			2,007,791

SLOVENIA 0.1%
Slovenia Government International Bond, 4.75%, 05/10/18(a)		200,000	192,056
5.85%, 05/10/23(a)		140,000	133,076

			325,132

SOUTH AFRICA 0.4%
South Africa Government International Bond, 5.50%, 03/09/20		500,000	535,000
5.88%, 09/16/25		355,000	374,081

			909,081

SUPRANATIONAL 0.5%
Eastern and Southern African Trade and Development Bank, 6.88%, 01/09/16		1,200,000	1,248,051

SWEDEN 0.7%
Sweden Government Bond, 3.00%, 07/12/16	SEK	6,000,000	975,924
3.50%, 06/01/22		4,750,000	807,002

			1,782,926

THAILAND 0.8%
Thailand Government Bond, 3.65%, 12/17/21	THB	37,500,000	1,178,686
3.63%, 06/16/23		27,917,000	871,307

			2,049,993

TURKEY 0.2%
Turkey Government International Bond, 3.25%, 03/23/23(d)		$650,000	559,000

UKRAINE 0.1%
Ukraine Government International Bond, 6.25%, 06/17/16(a)		350,000	304,520
9.25%, 07/24/17(a)(d)		90,000	82,594

			387,114

UNITED KINGDOM 0.9%
United Kingdom Gilt, 1.25%, 07/22/18	GBP	1,000,000	1,598,259
4.75%, 03/07/20		350,000	663,210

			2,261,469

URUGUAY 0.3%
Uruguay Government International Bond, 8.42%, 09/14/18	UYU	3,892,565	191,246
4.38%, 12/15/28		10,420,008	510,426

			701,672

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
VENEZUELA 0.8%
Venezuela Government International Bond, 8.50%, 10/08/14	$80,000	$79,400
Reg. S, 6.00%, 12/09/20	650,000	472,225
7.65%, 04/21/25	230,000	166,186
Reg. S, 11.75%, 10/21/26(d)	555,000	511,988
Reg. S, 11.95%, 08/05/31	800,000	738,000

		1,967,799

Total Sovereign Bonds (cost $45,240,623)		44,202,439

U.S. Government Mortgage Backed Agencies 15.0%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# C90381 7.50%, 11/01/20	$376	$426
Pool# C00712 6.50%, 02/01/29	8,246	9,257
Pool# C39060 8.00%, 06/01/30	438	534
Pool# C41531 8.00%, 08/01/30	1,503	1,834
Pool# C42327 8.00%, 09/01/30	1,215	1,474
Pool# C01104 8.00%, 12/01/30	14,076	17,141
Pool# C48997 8.00%, 03/01/31	28,864	34,312
Pool# C49587 8.00%, 03/01/31	17,610	21,543
Pool# C50477 8.00%, 04/01/31	22,903	27,836
Pool# C53381 8.00%, 06/01/31	3,021	3,675
Pool# C69951 6.50%, 08/01/32	19,601	22,152
Pool# Q09258 3.00%, 07/01/42	396,121	385,986
Federal National Mortgage Association Pool
Pool# 540017 8.00%, 05/01/30	1,776	2,125
Pool# 564363 8.00%, 01/01/31	494	603
Pool# 564993 7.50%, 03/01/31	8,207	9,689
Pool# 606566 7.50%, 10/01/31	3,738	4,393
Pool# AB4168 3.50%, 01/01/32	592,033	613,379
Pool# 642656 7.00%, 07/01/32	33,023	38,298
Pool# 886574 2.66%, 08/01/36(b)	130,882	138,388
Pool# 257231 5.50%, 06/01/38	548,622	597,012
Pool# AJ5302 4.00%, 11/01/41	884,352	928,328
Federal National Mortgage Association Pool TBA 2.50%, 10/25/28	800,000	804,937
3.50%, 10/25/28	1,575,000	1,662,609
3.00%, 10/25/43	4,400,000	4,299,969
3.50%, 10/25/43	5,580,000	5,682,881
4.00%, 10/25/43	3,425,000	3,592,504
4.50%, 10/25/43	4,565,000	4,875,991
5.00%, 10/25/43	2,500,000	2,711,328
5.50%, 10/25/43	1,585,000	1,728,393
6.00%, 10/25/43	2,155,000	2,357,705
Government National Mortgage Association I Pool
Pool# GN 779081, 3.00%, 04/15/27	632,612	655,396
Government National Mortgage Association II Pool
Pool# G2 82468 4.00%, 01/20/40(b)	217,305	229,756
Pool# G2 82478 3.50%, 02/20/40(b)	989,685	1,034,353
Pool# G2 82483 3.50%, 02/20/40(b)	151,675	157,154
Pool# G2 82520 4.00%, 04/20/40(b)	244,746	260,290
Pool# G2 82570 3.50%, 06/20/40(b)	20,138	21,373
Pool# G2 710035 5.39%, 12/20/59	359,603	390,213
Pool# G2 710065 4.81%, 02/20/61	697,127	766,626
Pool# G2 710078 4.70%, 06/20/61	325,351	356,460
Pool# G2 751413 4.50%, 07/20/61	257,259	277,448
Pool# G2 710083 4.70%, 08/20/61	242,977	264,439
Pool# G2 710087 4.70%, 09/20/61	280,238	304,946
Pool# G2 773443 5.07%, 04/20/62	260,791	288,044
Pool# G2 766552 4.85%, 05/20/62	154,382	170,409
Pool# G2 765227 4.56%, 11/20/62	769,269	850,583
Pool# G2 AC0934 4.65%, 01/20/63	121,686	132,069
Pool# G2 AC0942 4.66%, 01/20/63	46,382	50,229
Government National Mortgage Association II Pool TBA 3.50%, 10/15/43	1,300,000	1,340,828

Total U.S. Government Mortgage Backed Agencies (cost $37,599,864)		38,125,318

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

U.S. Government Sponsored & Agency Obligations 0.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17(d)	265,000	306,268
Federal National Mortgage Association 5.00%, 05/11/17	1,050,000	1,196,699

Total U.S. Government Sponsored & Agency Obligations (cost $1,337,300)		1,502,967

U.S. Treasury Bond 1.1%

	Principal Amount	Market Value
U.S. Treasury Bond, 2.88%, 05/15/43(d)(h)	$3,415,000	$2,897,948

Total U.S. Treasury Bond (cost $2,840,423)		2,897,948

U.S. Treasury Notes 1.7%

	Principal Amount	Market Value
U.S. Treasury Notes 1.50%, 08/31/18(d)	433,000	435,842
1.38%, 09/30/18	1,355,000	1,353,941
2.50%, 08/15/23	2,600,000	2,573,594

Total U.S. Treasury Notes (cost $4,351,645)		4,363,377

Yankee Dollars 0.7%

	Principal Amount	Market Value
Insurance 0.1%
Validus Holdings Ltd., 8.88%, 01/26/40	230,000	281,866

Oil, Gas & Consumable Fuels 0.4%
Nexen, Inc., 7.50%, 07/30/39(d)	620,000	762,754
Suncor Energy, Inc., 5.95%, 12/01/34	210,000	229,398

		992,152

Paper & Forest Products 0.2%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	370,000	404,225

Total Yankee Dollars (cost $1,639,485)		1,678,243

Common Stocks 0.0%†

	Shares	Market Value
Media 0.0%†
Dex Media, Inc. *	451	3,667
Idearc Litigation Trusts *(i)	825,000	0

		3,667

Total Common Stocks (cost $778,974)		3,667

Warrant 0.1%

	Number of Warrants	Market Value
Marine 0.1%
Horizon Lines, Inc., expiring on 12/31/16*(j)	93,475	$125,256

Total Warrant (cost $185,414)		125,256

Mutual Fund 7.0%

	Shares	Market Value
Money Market Fund 7.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(k)	17,836,729	17,836,729

Total Mutual Fund (cost $17,836,729)		17,836,729

Repurchase Agreements 4.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $5,000,008, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $5,100,011.(l)	$5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $5,698,113, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $5,812,074.(l)	5,698,098	5,698,098

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Repurchase Agreements (Continued)

Market Value
Total Repurchase Agreements (cost $10,698,098)	$10,698,098

Total Investments (cost $294,069,138)(m) — 115.3%	293,369,732
Liabilities in excess of other assets — (15.3)%	(39,109,461)

NET ASSETS — 100.0%	$254,260,271

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2013 was $64,785,690 which represents 25.48% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2013.
(d)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $14,343,169, which was collateralized by a repurchase agreement with a value of $10,698,098 and $4,018,707 of collateral in the form of U.S. Government Agency and Treasury Securities, interest rates ranging from 0.13%—6.63%, and maturity dates ranging from 12/31/13 - 05/16/55, a total value of $14,716,805.
(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date reflects the next call date.
(f)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(g)	Security in default.
(h)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(i)	Illiquid security.
(j)	Fair valued security.
(k)	Represents 7-day effective yield as of September 30, 2013.
(l)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $10,698,098.
(m)	At September 30, 2013, the tax basis cost of the Fund’s investments was $294,394,448, tax unrealized appreciation and depreciation were $6,513,340 and $(7,538,056), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AS	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
GDIF	Global Debt Issuance Facility
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MTN	Medium Term Note
NA	National Association
NV	Public Traded Company
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
OYJ	Public Traded Company
PLC	Public Limited Company
Reg. S	Regulation S
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

Currency:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland New Zloty
RON	Romanian Leu
RUB	Russia Ruble
SEK	Swedish Krona
THB	Thailand Baht
UYU	Uruguay Peso Uruguayo

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

At September 30, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Royal Bank of Scotland	10/30/13	(1,849,557)	$(1,717,869)	$(1,721,971)	$(4,102)
Australian Dollar	Bank of America NA	10/30/13	(175,000)	(163,576)	(162,928)	648
British Pound	Royal Bank of Scotland	10/30/13	(160,663)	(257,793)	(260,035)	(2,242)
British Pound	Royal Bank of Scotland	10/30/13	(68,331)	(109,641)	(110,594)	(953)
Canadian Dollar	Barclays Bank PLC	10/30/13	(283,475)	(274,581)	(275,013)	(432)
Canadian Dollar	Barclays Bank PLC	10/30/13	(686,413)	(664,876)	(665,921)	(1,045)
Hungarian Forint	Royal Bank of Scotland	10/30/13	(38,522,983)	(172,702)	(174,844)	(2,142)
Hungarian Forint	Barclays Bank PLC	10/30/13	(71,047,077)	(319,113)	(322,461)	(3,348)
Hungarian Forint	Royal Bank of Scotland	10/30/13	(47,734,141)	(213,997)	(216,651)	(2,654)
Indonesian Rupiah	Standard Chartered Bank	10/10/13	(4,389,512,330)	(389,141)	(378,529)	10,612
Indonesian Rupiah	Standard Chartered Bank	10/10/13	(3,400,017,907)	(301,420)	(293,201)	8,219
Polish Zlotych	Standard Chartered Bank	10/30/13	(199,146)	(63,329)	(63,654)	(325)
Polish Zlotych	Standard Chartered Bank	10/30/13	(433,243)	(137,771)	(138,479)	(708)
Romanian Leu	Standard Chartered Bank	10/30/13	(3,583,358)	(1,081,997)	(1,086,073)	(4,076)
South African Rand	JPMorgan Chase Bank	10/30/13	(934,302)	(93,121)	(92,648)	473
South African Rand	JPMorgan Chase Bank	10/30/13	(506,880)	(50,520)	(50,264)	256
Swedish Krona	Royal Bank of Scotland	10/30/13	(6,278,706)	(974,939)	(976,271)	(1,332)
Turkish Lira	Royal Bank of Scotland	10/30/13	(740,914)	(367,827)	(364,929)	2,898
Turkish Lira	Royal Bank of Scotland	10/30/13	(555,156)	(275,607)	(273,436)	2,171

Total Short Contracts				$(7,629,820)	$(7,627,902)	$1,918

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	Barclays Bank PLC	10/28/13	800,000	$357,095	$358,532	$1,437
Euro	Standard Chartered Bank	10/30/13	35,833	48,399	48,480	81
Euro	Standard Chartered Bank	10/30/13	2,804,246	3,787,639	3,793,998	6,359
Hungarian Forint	Barclays Bank PLC	10/30/13	38,522,977	173,029	174,844	1,815
Indonesian Rupiah	JPMorgan Chase Bank	10/10/13	300,000,000	26,076	25,871	(205)
Indonesian Rupiah	Standard Chartered Bank	10/10/13	2,500,000,000	213,311	215,588	2,277
Indonesian Rupiah	Standard Chartered Bank	10/10/13	3,100,000,000	264,506	267,329	2,823
Indonesian Rupiah	JPMorgan Chase Bank	10/10/13	7,000,000,000	608,431	603,645	(4,786)
Japanese Yen	Standard Chartered Bank	10/30/13	62,766,541	636,023	638,666	2,643
Mexican Peso	Royal Bank of Scotland	10/30/13	5,054,996	389,137	385,191	(3,946)
Polish Zlotych	JPMorgan Chase Bank	10/30/13	1,800,000	575,121	575,341	220
Polish Zlotych	JPMorgan Chase Bank	10/30/13	199,146	63,630	63,654	24
South African Rand	Standard Chartered Bank	10/30/13	935,858	94,274	92,803	(1,471)
South African Rand	Standard Chartered Bank	10/30/13	507,724	51,145	50,347	(798)
South African Rand	Standard Chartered Bank	10/30/13	84,833	8,545	8,412	(133)
Turkish Lira	Bank of America NA	10/30/13	553,862	274,038	272,799	(1,239)

Total Long Contracts				$7,570,399	$7,575,500	$5,101

At September 30, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
34	U.S. Treasury 10 Year Note	12/19/13	$4,297,281	$73,646

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$24,830,684	$—	$24,830,684
Collateralized Mortgage Obligations	—	12,797,698	—	12,797,698
Commercial Mortgage Backed Securities	—	12,623,612	—	12,623,612
Common Stocks
Media	3,667	—	—	3,667

Total Common Stocks	$3,667	$—	$—	$3,667

Convertible Corporate Bond	—	96,876	—	96,876
Corporate Bonds	—	120,446,475	—	120,446,475
Forward Foreign Currency Contracts	—	42,956	—	42,956
Futures Contracts	73,646	—	—	73,646
Municipal Bonds	—	1,140,345	—	1,140,345
Mutual Fund	17,836,729	—	—	17,836,729
Repurchase Agreements	—	10,698,098	—	10,698,098
Sovereign Bonds	—	44,202,439	—	44,202,439
U.S. Government Mortgage Backed Agencies	—	38,125,318	—	38,125,318
U.S. Government Sponsored & Agency Obligations	—	1,502,967	—	1,502,967
U.S. Treasury Bond	—	2,897,948	—	2,897,948
U.S. Treasury Notes	—	4,363,377	—	4,363,377
Warrant	—	125,256	—	125,256
Yankee Dollars	—	1,678,243	—	1,678,243

Total Assets	$17,914,042	$275,572,292	$—	$293,486,334

Liabilities:
Forward Foreign Currency Contracts	—	(35,937)	—	(35,937)
Total Liabilities	$—	$(35,937)	$—	$(35,937)

Total	$17,914,042	$275,536,355	$—	$293,450,397

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2013, the Fund held one common stock investment that was categorized as a Level 3 investment, which was valued at $0 and subsequently sold.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts and forward foreign currency contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

		Fair Value
Assets:
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$73,646
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	42,956

Total		$116,602

		Fair Value
Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(35,937)

Total		$(35,937)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 92.3%

	Shares	Market Value
AUSTRALIA 2.8%
Biotechnology 0.6%
CSL Ltd.	92,438	$5,517,443

Commercial Services & Supplies 0.9%
Brambles Ltd.	1,095,740	9,318,041

Energy Equipment & Services 0.6%
WorleyParsons Ltd.	305,791	6,951,826

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	24,320	821,440

Hotels, Restaurants & Leisure 0.3%
Flight Centre Ltd.	56,165	2,532,783

Internet Software & Services 0.1%
carsales.com Ltd.	88,210	942,465

Metals & Mining 0.1%
Iluka Resources Ltd.	59,490	637,984

Specialty Retail 0.1%
Super Retail Group Ltd.	53,750	650,248

		27,372,230

AUSTRIA 0.1%
Semiconductors & Semiconductor Equipment 0.1%
AMS AG	11,789	1,123,693

BELGIUM 1.7%
Beverages 1.3%
Anheuser-Busch InBev NV	119,541	11,858,195

Insurance 0.4%
Ageas	107,336	4,349,391

		16,207,586

BRAZIL 2.6%
Commercial Banks 1.2%
Banco Bradesco SA, ADR	824,970	11,450,584

Diversified Consumer Services 0.2%
Anhanguera Educacional Participacoes SA	341,200	2,041,381

Diversified Financial Services 1.2%
BM&FBovespa SA	2,201,200	12,295,652

		25,787,617

CANADA 7.0%
Chemicals 1.0%
Agrium, Inc.	59,981	5,041,071
Potash Corp. of Saskatchewan, Inc.	138,092	4,318,182

		9,359,253

Diversified Financial Services 0.3%
Element Financial Corp.*	198,000	2,498,908

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	41,499	2,587,317

Information Technology Services 1.3%
CGI Group, Inc., Class A*	366,524	12,863,300

Insurance 0.7%
Fairfax Financial Holdings Ltd.	18,089	7,315,328

Oil, Gas & Consumable Fuels 2.5%
Africa Oil Corp.*	233,420	1,853,673
Cenovus Energy, Inc.	214,706	6,407,517
Suncor Energy, Inc.	452,915	16,194,223

		24,455,413

Paper & Forest Products 0.3%
West Fraser Timber Co., Ltd.(a)	30,592	2,752,849

Road & Rail 0.6%
Canadian National Railway Co.	60,918	6,172,527

		68,004,895

CHINA 5.0%
Commercial Banks 0.9%
Industrial & Commercial Bank of China Ltd., H Shares	12,528,000	8,756,575

Communications Equipment 0.1%
AAC Technologies Holdings, Inc.	205,000	934,641

Electronic Equipment, Instruments & Components 0.1%
Sunny Optical Technology Group Co., Ltd.	587,290	613,761

Internet & Catalog Retail 0.4%
Ctrip.com International Ltd., ADR*	61,566	3,597,301

Internet Software & Services 2.0%
Baidu, Inc., ADR*	109,915	17,056,610
SINA Corp.*	15,880	1,288,980
YY, Inc., ADR*	36,600	1,712,148

		20,057,738

Oil, Gas & Consumable Fuels 1.2%
CNOOC Ltd.	6,134,000	12,426,742

Textiles, Apparel & Luxury Goods 0.3%
Shenzhou International Group Holdings Ltd.	761,000	2,472,353

		48,859,111

DENMARK 2.2%
Beverages 0.6%
Carlsberg A/S, Class B	56,659	5,839,440

Health Care Equipment & Supplies 0.3%
GN Store Nord A/S	152,880	3,219,234

Insurance 0.1%
Topdanmark A/S*	35,650	917,579

Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	37,918	6,421,959

Textiles, Apparel & Luxury Goods 0.5%
Pandora A/S	112,931	4,663,406

		21,061,618

FRANCE 5.2%
Aerospace & Defense 0.3%
Zodiac Aerospace	20,080	3,196,469

Auto Components 0.3%
Valeo SA	33,340	2,845,726

Diversified Telecommunication Services 0.3%
Iliad SA	13,136	3,065,504

Electrical Equipment 0.9%
Schneider Electric SA	106,431	9,005,941

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Machinery 0.5%
Vallourec SA	88,300	$5,290,948

Media 1.7%
Publicis Groupe SA	198,137	15,761,442

Oil, Gas & Consumable Fuels 1.2%
Total SA	202,708	11,749,532

		50,915,562

GERMANY 8.1%
Air Freight & Logistics 1.0%
Deutsche Post AG REG	285,188	9,459,129

Auto Components 0.2%
ElringKlinger AG	47,780	2,149,665

Diversified Financial Services 0.9%
Deutsche Boerse AG	115,300	8,677,315

Diversified Telecommunication Services 0.8%
Deutsche Telekom AG REG	572,588	8,292,982

Information Technology Services 0.2%
Wirecard AG	47,998	1,641,668

Insurance 1.0%
Allianz SE REG	60,842	9,572,176

Internet Software & Services 0.1%
United Internet AG REG	27,970	1,059,837

Machinery 0.4%
Duerr AG	19,744	1,451,326
GEA Group AG	50,890	2,091,546

		3,542,872

Media 0.5%
Sky Deutschland AG*	575,200	5,305,468

Pharmaceuticals 0.2%
Stada Arzneimittel AG	33,800	1,713,967

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	287,950	2,885,925

Software 1.5%
SAP AG	201,930	14,933,744

Textiles, Apparel & Luxury Goods 1.0%
Adidas AG	91,610	9,937,092

		79,171,840

HONG KONG 4.5%
Auto Components 0.2%
Xinyi Glass Holdings Ltd.	1,680,000	1,549,736

Construction & Engineering 0.1%
China State Construction International Holdings Ltd.	834,000	1,344,670

Gas Utilities 0.2%
China Gas Holdings Ltd.	1,396,000	1,521,563

Hotels, Restaurants & Leisure 1.1%
Galaxy Entertainment Group Ltd.*	1,544,000	10,849,738

Household Durables 0.5%
Haier Electronics Group Co., Ltd.	783,000	1,518,574
Man Wah Holdings Ltd.	991,600	1,554,069
Techtronic Industries Co., Ltd.	844,500	2,201,466

		5,274,109

Industrial Conglomerates 1.1%
Hutchison Whampoa Ltd.	922,000	11,058,040

Specialty Retail 0.7%
Belle International Holdings Ltd.	4,875,000	7,088,061

Wireless Telecommunication Services 0.6%
China Mobile Ltd.	512,500	5,766,728

		44,452,645

INDIA 0.1%
Information Technology Services 0.1%
HCL Technologies Ltd.	52,164	905,968

IRELAND 1.5%
Commercial Banks 0.2%
Bank of Ireland*(a)	6,538,726	1,854,813

Containers & Packaging 0.4%
Smurfit Kappa Group PLC	173,188	3,915,754

Food Products 0.0%†
Glanbia PLC	35,460	464,418

Pharmaceuticals 0.9%
Shire PLC	220,421	8,817,871

		15,052,856

ISRAEL 1.3%
Pharmaceuticals 1.2%
Teva Pharmaceutical Industries Ltd., ADR	304,699	11,511,528

Semiconductors & Semiconductor Equipment 0.1%
Mellanox Technologies Ltd.*	27,060	1,027,198

		12,538,726

ITALY 0.5%
Capital Markets 0.4%
Banca Generali SpA	165,699	3,747,751

Textiles, Apparel & Luxury Goods 0.1%
Salvatore Ferragamo SpA	29,439	1,014,854

		4,762,605

JAPAN 7.1%
Auto Components 0.6%
Denso Corp.	128,200	6,015,382

Automobiles 1.5%
Mazda Motor Corp.*	717,000	3,223,162
Toyota Motor Corp.	190,900	12,243,859

		15,467,021

Capital Markets 0.1%
JAFCO Co., Ltd.	26,800	1,290,626

Commercial Banks 0.1%
Suruga Bank Ltd.	58,000	999,846

Construction & Engineering 0.2%
JGC Corp.	42,000	1,520,602

Consumer Finance 0.2%
AEON Financial Service Co., Ltd.(a)	59,500	1,874,188

Electronic Equipment, Instruments & Components 1.1%
Keyence Corp.	23,424	8,912,685
Yaskawa Electric Corp.	112,000	1,582,220

		10,494,905

Household Products 0.1%
Pigeon Corp.	17,100	841,965

Information Technology Services 0.1%
Digital Garage, Inc.	43,100	1,362,128

Internet Software & Services 0.4%
Kakaku.com, Inc.	115,000	2,688,436
Livesense, Inc.*	19,600	1,030,510

		3,718,946

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Machinery 2.2%
Ebara Corp.	403,000	$2,265,843
FANUC Corp.	63,400	10,507,097
Komatsu Ltd.	228,100	5,695,424
NTN Corp.*	563,000	2,554,505
Tadano Ltd.	70,000	899,658
THK Co., Ltd.	15,900	354,163

		22,276,690

Real Estate Management & Development 0.2%
Tokyu Land Corp.(b)	160,000	1,656,239

Specialty Retail 0.2%
Gulliver International Co., Ltd.	245,700	1,469,469

Transportation Infrastructure 0.1%
Japan Airport Terminal Co., Ltd.	35,200	814,649

		69,802,656

MEXICO 1.8%
Beverages 0.4%
Fomento Economico Mexicano SAB de CV, ADR	39,596	3,844,376

Media 1.0%
Grupo Televisa SAB, ADR	343,872	9,611,222

Wireless Telecommunication Services 0.4%
America Movil SAB de CV Series L, ADR	203,497	4,031,276

		17,486,874

NETHERLANDS 2.1%
Food Products 0.8%
Unilever NV, CVA	213,667	8,154,961

Media 0.2%
Reed Elsevier NV	98,670	1,984,147

Oil, Gas & Consumable Fuels 1.1%
Royal Dutch Shell PLC, Class B	309,325	10,672,584

		20,811,692

PHILIPPINES 0.1%
Food Products 0.1%
Universal Robina Corp.	403,870	1,142,519

SINGAPORE 3.0%
Commercial Banks 0.8%
United Overseas Bank Ltd.	453,362	7,478,156

Energy Equipment & Services 0.2%
Ezion Holdings Ltd.	865,000	1,518,556

Industrial Conglomerates 0.9%
Keppel Corp., Ltd.	1,111,598	9,241,259

Real Estate Investment Trusts (REITs) 0.0%†
Keppel REIT	78,447	76,817

Semiconductors & Semiconductor Equipment 1.1%
Avago Technologies Ltd.	262,420	11,315,550

		29,630,338

SOUTH AFRICA 0.1%
Insurance 0.1%
Discovery Ltd.	163,650	1,320,516

SOUTH KOREA 2.9%
Auto Components 1.4%
Hankook Tire Co. Ltd.	30,100	1,719,908
Hyundai Mobis	44,920	11,949,690

		13,669,598

Internet Software & Services 0.1%
NHN Entertainment Corp.*	5,932	651,337

Semiconductors & Semiconductor Equipment 1.3%
Samsung Electronics Co., Ltd.	9,071	11,538,256
Seoul Semiconductor Co. Ltd.	39,160	1,478,003

		13,016,259

Trading Companies & Distributors 0.1%
Daewoo International Corp.	22,000	775,536

		28,112,730

SPAIN 1.8%
Biotechnology 0.3%
Grifols SA	70,899	2,911,411

Commercial Banks 0.2%
Banco Popular Espanol SA*	226,110	1,213,817
Bankinter SA	203,290	1,094,906

		2,308,723

Information Technology Services 1.3%
Amadeus IT Holding SA, Class A	343,541	12,180,991

		17,401,125

SWEDEN 4.2%
Commercial Banks 0.6%
Swedbank AB, Class A	271,846	6,332,086

Commercial Services & Supplies 0.2%
Intrum Justitia AB	55,028	1,473,474

Communications Equipment 0.7%
Telefonaktiebolaget LM Ericsson, Class B	478,088	6,367,532

Diversified Financial Services 1.7%
Investment AB Kinnevik, Class B	233,178	8,072,412
Investor AB, Class B	293,705	8,907,341

		16,979,753

Machinery 0.5%
SKF AB, Class B	82,090	2,284,965
Trelleborg AB, Class B	156,890	2,972,837

		5,257,802

Media 0.5%
Modern Times Group AB, Class B	86,621	4,519,966

		40,930,613

SWITZERLAND 9.1%
Capital Markets 1.5%
Julius Baer Group Ltd.*	188,416	8,797,768
UBS AG REG*	263,773	5,406,143

		14,203,911

Chemicals 1.6%
Clariant AG REG*	156,458	2,642,103
Givaudan SA REG*	1,777	2,597,225
Syngenta AG REG	25,093	10,255,685

		15,495,013

Electrical Equipment 1.0%
ABB Ltd. REG*	400,638	9,462,789

Food Products 1.2%
Lindt & Spruengli AG - Participation Certificate	426	1,747,594
Nestle SA REG	149,081	10,396,032

		12,143,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Insurance 0.2%
Baloise Holding AG REG	21,430	$2,370,450

Life Sciences Tools & Services 0.3%
Lonza Group AG REG*	34,480	2,823,965

Machinery 0.2%
OC Oerlikon Corp. AG REG*	127,182	1,704,040

Media 0.7%
Informa PLC	778,906	6,619,461

Pharmaceuticals 2.3%
Novartis AG REG	110,281	8,482,613
Roche Holding AG	56,295	15,192,523

		23,675,136

Professional Services 0.1%
DKSH Holding AG*	9,620	820,356

		89,318,747

TAIWAN 1.3%
Health Care Equipment & Supplies 0.2%
St Shine Optical Co. Ltd.	54,000	1,488,065

Semiconductors & Semiconductor Equipment 0.8%
Hermes Microvision, Inc.	47,000	1,370,844
Taiwan Semiconductor Manufacturing Co., Ltd.	2,139,629	7,285,735

		8,656,579

Textiles, Apparel & Luxury Goods 0.3%
Eclat Textile Co., Ltd.	311,100	2,731,333

		12,875,977

THAILAND 0.2%
Diversified Telecommunication Services 0.1%
Jasmine International PCL	4,479,700	1,183,730

Transportation Infrastructure 0.1%
Airports of Thailand PCL	185,300	1,118,514

		2,302,244

TURKEY 0.8%
Commercial Banks 0.8%
Akbank TAS	1,999,678	7,369,463

UNITED KINGDOM 15.2%
Airlines 0.1%
easyJet PLC	51,513	1,064,447

Auto Components 0.3%
GKN PLC	500,990	2,771,741

Capital Markets 1.0%
Aberdeen Asset Management PLC	1,069,271	6,548,637
Schroders PLC	83,190	3,468,359

		10,016,996

Commercial Services & Supplies 0.3%
Babcock International Group PLC	166,273	3,217,371

Diversified Financial Services 0.2%
London Stock Exchange Group PLC	74,780	1,860,244

Health Care Equipment & Supplies 0.6%
Smith & Nephew PLC	491,919	6,137,179

Hotels, Restaurants & Leisure 1.7%
Compass Group PLC	1,203,982	16,561,947

Household Durables 0.2%
Taylor Wimpey PLC	1,218,494	1,978,992

Media 5.2%
British Sky Broadcasting Group PLC	1,024,804	14,430,791
Reed Elsevier PLC	1,532,509	20,657,363
WPP PLC	707,583	14,540,870

		49,629,024

Multiline Retail 0.6%
Next PLC	71,266	5,954,547

Multi-Utilities 0.6%
Centrica PLC	1,045,727	6,258,584

Real Estate Management & Development 0.1%
Countrywide PLC	100,857	857,206

Software 0.1%
Aveva Group PLC	15,795	664,162

Specialty Retail 0.8%
Kingfisher PLC	1,210,639	7,562,645

Tobacco 2.6%
British American Tobacco PLC	283,734	14,932,716
Imperial Tobacco Group PLC	283,254	10,471,202

		25,403,918

Trading Companies & Distributors 0.8%
Ashtead Group PLC	487,100	4,847,892
Travis Perkins PLC	123,625	3,302,707

		8,150,599

		148,089,602

Total Common Stocks (cost $710,007,123)		902,812,048

Preferred Stock 0.9%

	Shares	Market Value
GERMANY 0.9%
Automobiles 0.9%
Volkswagen AG	35,474	8,364,104

Total Preferred Stock (cost $5,527,056)		8,364,104

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

Exchange Traded Fund 0.1%

	Shares	Market Value
UNITED STATES 0.1%
iShares MSCI EAFE Small-Cap ETF	21,992	$1,066,172

Total Exchange Traded Fund (cost $947,285)		1,066,172

Mutual Fund 6.4%

	Shares	Market Value
Money Market Fund 6.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(c)	62,975,553	62,975,553

Total Mutual Fund (cost $62,975,553)		62,975,553

Repurchase Agreement 0.6%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $5,819,356, collateralized by U.S. Government Agency Securities ranging from 1.13%-5.50%, maturing 04/20/24 - 06/20/41; total market value $5,935,741.(d)	$5,819,339	5,819,339

Total Repurchase Agreement (cost $5,819,339)		5,819,339

Total Investments (cost $785,276,356)(e) — 100.3%		981,037,216
Liabilities in excess of other assets — (0.3)%		(3,361,866)

NET ASSETS — 100.0%		$977,675,350

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $5,323,609.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of September 30, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $5,819,339.
(e)	At September 30, 2013, the tax basis cost of the Fund’s investments was $788,554,435, tax unrealized appreciation and depreciation were $202,884,928 and $(10,402,147), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CVA	Dutch Certificate
ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
TAS	Joint Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$3,196,469	$—	$3,196,469
Air Freight & Logistics	—	9,459,129	—	9,459,129
Airlines	—	1,064,447	—	1,064,447
Auto Components	—	29,001,848	—	29,001,848
Automobiles	—	15,467,021	—	15,467,021
Beverages	3,844,376	17,697,635	—	21,542,011
Biotechnology	—	8,428,854	—	8,428,854
Capital Markets	—	29,259,284	—	29,259,284
Chemicals	9,359,253	15,495,013	—	24,854,266
Commercial Banks	11,450,584	35,099,662	—	46,550,246
Commercial Services & Supplies	—	14,008,886	—	14,008,886
Communications Equipment	—	7,302,173	—	7,302,173
Construction & Engineering	—	2,865,272	—	2,865,272
Consumer Finance	—	1,874,188	—	1,874,188
Containers & Packaging	—	3,915,754	—	3,915,754
Diversified Consumer Services	2,041,381	—	—	2,041,381
Diversified Financial Services	14,794,560	27,517,312	—	42,311,872

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$—	$12,542,216	$—	$12,542,216
Electrical Equipment	—	18,468,730	—	18,468,730
Electronic Equipment, Instruments & Components	—	11,108,666	—	11,108,666
Energy Equipment & Services	—	8,470,382	—	8,470,382
Food & Staples Retailing	2,587,317	—	—	2,587,317
Food Products	—	21,905,524	—	21,905,524
Gas Utilities	—	1,521,563	—	1,521,563
Health Care Equipment & Supplies	—	10,844,478	—	10,844,478
Health Care Providers & Services	—	821,440	—	821,440
Hotels, Restaurants & Leisure	—	29,944,468	—	29,944,468
Household Durables	—	7,253,101	—	7,253,101
Household Products	—	841,965	—	841,965
Industrial Conglomerates	—	20,299,299	—	20,299,299
Information Technology Services	12,863,300	16,090,755	—	28,954,055
Insurance	7,315,328	18,530,112	—	25,845,440
Internet & Catalog Retail	3,597,301	—	—	3,597,301
Internet Software & Services	20,057,738	6,372,585	—	26,430,323
Life Sciences Tools & Services	—	2,823,965	—	2,823,965
Machinery	—	38,072,352	—	38,072,352
Media	9,611,222	83,819,508	—	93,430,730
Metals & Mining	—	637,984	—	637,984
Multiline Retail	—	5,954,547	—	5,954,547
Multi-Utilities	—	6,258,584	—	6,258,584
Oil, Gas & Consumable Fuels	24,455,413	34,848,858	—	59,304,271
Paper & Forest Products	2,752,849	—	—	2,752,849
Pharmaceuticals	11,511,528	40,628,933	—	52,140,461
Professional Services	—	820,356	—	820,356
Real Estate Investment Trusts (REITs)	—	76,817	—	76,817
Real Estate Management & Development	—	2,513,445	—	2,513,445
Road & Rail	6,172,527	—	—	6,172,527
Semiconductors & Semiconductor Equipment	12,342,748	25,682,456	—	38,025,204
Software	—	15,597,906	—	15,597,906
Specialty Retail	—	16,770,423	—	16,770,423
Textiles, Apparel & Luxury Goods	—	20,819,038	—	20,819,038
Tobacco	—	25,403,918	—	25,403,918
Trading Companies & Distributors	—	8,926,135	—	8,926,135
Transportation Infrastructure	—	1,933,163	—	1,933,163
Wireless Telecommunication Services	4,031,276	5,766,728	—	9,798,004

Total Common Stocks	$158,788,701	$744,023,347	$—	$902,812,048

Exchange Traded Fund	1,066,172	—	—	1,066,172
Mutual Fund	62,975,553	—	—	62,975,553
Preferred Stock	—	8,364,104	—	8,364,104
Repurchase Agreement	—	5,819,339	—	5,819,339

Total	$222,830,426	$758,206,790	$—	$981,037,216

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 97.2%

	Shares	Market Value
AUSTRALIA 3.4%
Air Freight & Logistics 0.1%
Toll Holdings Ltd.(a)	95,467	$520,001

Airlines 0.0%†
Qantas Airways Ltd.*	164,155	226,294

Beverages 0.0%†
Treasury Wine Estates Ltd.	90,625	374,202

Capital Markets 0.2%
Macquarie Group Ltd.	51,450	2,305,025

Chemicals 0.1%
Incitec Pivot Ltd.	240,887	604,823

Commercial Banks 1.1%
Australia & New Zealand Banking Group Ltd.	315,068	9,058,951
Bank of Queensland Ltd.(a)	41,755	421,270
Bendigo and Adelaide Bank Ltd.(a)	64,260	601,245
National Australia Bank Ltd.	7,749	248,287

		10,329,753

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	1,254	22,543

Construction Materials 0.0%†
Boral Ltd.(a)	109,894	493,194

Food & Staples Retailing 0.8%
Metcash Ltd.	35,307	105,486
Wesfarmers Ltd.	171,221	6,577,698

		6,683,184

Food Products 0.0%†
GrainCorp Ltd., Class A	25,385	292,894

Health Care Providers & Services 0.0%†
Primary Health Care Ltd.	56,647	254,711

Hotels, Restaurants & Leisure 0.1%
Echo Entertainment Group Ltd.	115,595	299,525
Tabcorp Holdings Ltd.	50,397	154,283
Tatts Group Ltd.	222,302	642,998

		1,096,806

Insurance 0.2%
QBE Insurance Group Ltd.	6,487	88,838
Suncorp Group Ltd.	194,461	2,378,174

		2,467,012

Media 0.0%†
Fairfax Media Ltd.	173,916	87,028

Metals & Mining 0.2%
Alumina Ltd.*	254,239	242,949
BlueScope Steel Ltd.*	47,847	209,059
Newcrest Mining Ltd.	92,495	1,017,265
OZ Minerals Ltd.(a)	46,597	193,297
Rio Tinto Ltd.	4,173	241,549

		1,904,119

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	74,368	$221,013

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	6,962	120,284
New Hope Corp., Ltd.	10,015	36,379
Origin Energy Ltd.	183,209	2,412,484
Santos Ltd.	129,724	1,828,044

		4,397,191

Real Estate Management & Development 0.0%†
Lend Lease Group	27,197	257,925

Road & Rail 0.1%
Asciano Ltd.	144,259	785,896

Trading Companies & Distributors 0.0%†
Seven Group Holdings Ltd.	15,028	114,703

		33,438,317

AUSTRIA 0.1%
Commercial Banks 0.1%
Erste Group Bank AG	30,504	963,978
Raiffeisen Bank International AG(a)	2,854	93,427

		1,057,405

BELGIUM 1.3%
Chemicals 0.9%
Solvay SA(a)	55,726	8,357,994

Commercial Banks 0.1%
KBC Groep NV	13,795	678,739

Diversified Telecommunication Services 0.0%†
Belgacom SA	17,660	469,703

Food & Staples Retailing 0.1%
Delhaize Group SA	19,494	1,228,583

Insurance 0.1%
Ageas	20,545	832,510

Pharmaceuticals 0.1%
UCB SA	22,635	1,377,544

		12,945,073

BRAZIL 0.3%
Electric Utilities 0.3%
Cia Energetica de Minas Gerais, ADR	349,578	3,020,354

CANADA 4.7%
Auto Components 0.2%
Magna International, Inc.	200	16,512
Magna International, Inc.	20,100	1,657,682

		1,674,194

Commercial Services & Supplies 0.0%†
Progressive Waste Solutions Ltd.(a)	10,500	270,438

Communications Equipment 0.0%†
Blackberry Ltd.*	9,511	75,612

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
CANADA (continued)
Communications Equipment (continued)
Blackberry Ltd.*(a)	37,138	$292,042

		367,654

Energy Equipment & Services 0.1%
Ensign Energy Services, Inc.	17,200	294,557
Precision Drilling Corp.	30,300	300,632

		595,189

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	3,800	274,361
George Weston Ltd.	3,292	258,905
Loblaw Cos., Ltd.	7,310	322,973

		856,239

Independent Power Producers & Energy Traders 0.0%†
TransAlta Corp.	16,978	220,538

Insurance 0.7%
Fairfax Financial Holdings Ltd.	2,219	897,380
Industrial Alliance Insurance & Financial Services, Inc.	6,272	264,994
Manulife Financial Corp.	210,795	3,487,159
Sun Life Financial, Inc.	77,870	2,487,183

		7,136,716

Media 0.0%†
Quebecor, Inc., Class B	5,712	135,473

Metals & Mining 1.4%
Barrick Gold Corp.	120,780	2,248,924
Eldorado Gold Corp.	73,885	498,520
First Quantum Minerals Ltd.	183,765	3,421,788
Goldcorp, Inc.	102,182	2,657,754
IAMGOLD Corp.	32,370	154,614
Kinross Gold Corp.	177,200	892,838
Lundin Mining Corp.*	42,500	186,908
Osisko Mining Corp.*	7,100	35,912
Pan American Silver Corp.	13,200	139,426
Teck Resources Ltd., Class B	93,000	2,499,141
Turquoise Hill Resources Ltd.*	16,250	71,781
Yamana Gold, Inc.(a)	120,100	1,248,746

		14,056,352

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	10,900	965,397

Oil, Gas & Consumable Fuels 2.1%
Bonavista Energy Corp.	4,278	53,701
Cameco Corp.(a)	54,900	990,284
Canadian Natural Resources Ltd.	137,681	4,328,691
Crescent Point Energy Corp.(a)	13,594	514,699
Enerplus Corp.	28,272	467,975
Husky Energy, Inc.	52,500	1,509,684
Lightstream Resources Ltd.(a)	11,100	79,959
MEG Energy Corp.*	1,738	59,967
Pengrowth Energy Corp.	56,492	332,354
Penn West Petroleum Ltd.(a)	76,105	844,503
Suncor Energy, Inc.	251,700	8,999,671
Talisman Energy, Inc.	142,000	1,629,474
Uranium One, Inc.*	63,200	174,865

		19,985,827

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.	5,200	146,249

		46,410,266

CHINA 0.7%
Commercial Banks 0.2%
China Construction Bank Corp., H Shares	3,219,000	2,480,796

Electronic Equipment, Instruments & Components 0.0%†
FIH Mobile Ltd.*	404,000	250,466

Oil, Gas & Consumable Fuels 0.5%
China Shenhua Energy Co. Ltd., H Shares	1,511,000	4,611,919

		7,343,181

COLOMBIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Pacific Rubiales Energy Corp.	9,675	191,048

DENMARK 1.4%
Beverages 0.3%
Carlsberg A/S, Class B	24,567	2,531,946

Building Products 0.0%†
Rockwool International A/S, Class B	239	38,655

Commercial Banks 0.8%
Danske Bank A/S*	321,827	6,940,143

Construction & Engineering 0.0%†
FLSmidth & Co. A/S	5,406	291,166

Diversified Telecommunication Services 0.0%†
TDC A/S	55,116	466,373

Marine 0.3%
AP Moeller - Maersk A/S, Class A	100	864,438
AP Moeller - Maersk A/S, Class B	268	2,458,411

		3,322,849

Pharmaceuticals 0.0%†
H. Lundbeck A/S	11,001	239,851

		13,830,983

FINLAND 0.9%
Communications Equipment 0.2%
Nokia OYJ*(a)	242,994	1,589,648

Electric Utilities 0.0%†
Fortum OYJ(a)	9,096	205,325

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	3,616	108,608

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	6,682	147,891

Paper & Forest Products 0.7%
Stora Enso OYJ, Class R	126,639	1,073,876
UPM-Kymmene OYJ	442,820	6,126,944

		7,200,820

		9,252,292

FRANCE 13.2%
Aerospace & Defense 0.7%
European Aeronautic Defence and Space Co. NV	96,280	6,135,174
Thales SA	11,396	626,289

		6,761,463

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Air Freight & Logistics 0.1%
Bollore SA(a)	1,040	$543,703

Auto Components 0.2%
Cie Generale des Etablissements Michelin	18,075	2,004,550

Automobiles 0.2%
Renault SA	28,539	2,275,973

Building Products 1.2%
Compagnie de Saint-Gobain	234,544	11,640,986

Commercial Banks 3.5%
BNP Paribas SA	315,348	21,331,549
Credit Agricole SA*	99,725	1,099,635
Natixis	128,574	615,651
Societe Generale SA	233,086	11,612,164

		34,658,999

Communications Equipment 0.0%†
Alcatel-Lucent*(a)	34,627	123,281

Construction & Engineering 0.1%
Bouygues SA	29,166	1,067,604

Construction Materials 0.6%
Ciments Francais SA	751	51,775
Imerys SA	76	5,306
Lafarge SA	87,311	6,092,245

		6,149,326

Diversified Telecommunication Services 0.9%
Orange SA	321,387	4,024,275
Vivendi SA	225,168	5,179,598

		9,203,873

Electric Utilities 0.8%
Electricite de France SA	241,265	7,631,671

Electrical Equipment 0.7%
Schneider Electric SA	87,489	7,403,113

Energy Equipment & Services 0.0%†
CGG*	20,800	479,484

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	8,574	883,818

Hotels, Restaurants & Leisure 0.6%
Sodexo	61,114	5,702,307

Information Technology Services 0.1%
Cap Gemini SA	17,563	1,044,453

Insurance 1.3%
AXA SA	553,226	12,839,727
CNP Assurances	5,401	97,333

		12,937,060

Machinery 0.0%†
Vallourec SA	6,279	376,239

Media 0.1%
Lagardere SCA	17,071	554,437

Metals & Mining 0.0%†
Eramet	65	6,562

Multi-Utilities 1.2%
GDF Suez	368,847	9,245,437
Suez Environnement Co.	155,609	2,525,763

		11,771,200

Pharmaceuticals 0.8%
Sanofi	74,810	7,576,524

Trading Companies & Distributors 0.0%†
Rexel SA	12,849	326,905

		131,123,531

GERMANY 9.0%
Airlines 0.1%
Deutsche Lufthansa AG REG*	28,411	554,244

Automobiles 2.4%
Bayerische Motoren Werke AG	34,727	3,734,684
Daimler AG REG	229,951	17,929,278
Volkswagen AG	4,865	1,103,654

		22,767,616

Capital Markets 0.7%
Deutsche Bank AG REG	157,098	7,210,995
Deutsche Bank AG REG	196	8,992

		7,219,987

Chemicals 0.8%
BASF SE	81,973	7,861,241
Wacker Chemie AG	256	25,275

		7,886,516

Commercial Banks 0.1%
Commerzbank AG*	105,912	1,219,764

Construction Materials 0.2%
HeidelbergCement AG	20,755	1,603,740

Diversified Telecommunication Services 1.4%
Deutsche Telekom AG REG	974,781	14,118,076

Food & Staples Retailing 0.4%
Metro AG	103,287	4,101,683

Health Care Providers & Services 0.0%†
Celesio AG	11,017	247,916

Insurance 1.4%
Allianz SE REG	80,126	12,606,098
Muenchener Rueckversicherungs AG REG	7,533	1,472,564

		14,078,662

Metals & Mining 0.0%†
Salzgitter AG	4,877	202,584

Multi-Utilities 0.5%
E.ON SE	264,775	4,711,770
RWE AG	18,327	623,568

		5,335,338

Pharmaceuticals 1.0%
Bayer AG REG	83,104	9,800,526

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide(a)	881	61,819

		89,198,471

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	275,939	1,418,312

HONG KONG 2.6%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	123,000	241,276

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The)	89,000	134,571
Shangri-La Asia Ltd.	44,000	72,894

		207,465

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Industrial Conglomerates 1.2%
Hopewell Holdings Ltd.	67,500	$226,126
Hutchison Whampoa Ltd.	938,000	11,249,936

		11,476,062

Marine 0.0%†
Orient Overseas International Ltd.(a)	26,000	152,875

Real Estate Management & Development 1.4%
Cheung Kong Holdings Ltd.	64,000	974,292
China Overseas Land & Investment Ltd.(a)	1,060,000	3,134,997
Henderson Land Development Co., Ltd.	198,102	1,222,321
Kerry Properties Ltd.	51,000	217,839
New World Development Co., Ltd.	684,992	1,029,474
Sino Land Co., Ltd.	86,000	126,703
Sun Hung Kai Properties Ltd.	53,000	721,377
Wharf Holdings Ltd.	572,000	4,956,305
Wheelock & Co., Ltd.	157,000	832,870

		13,216,178

Trading Companies & Distributors 0.0%†
Noble Group Ltd.(a)	270,000	200,439

		25,494,295

INDIA 0.2%
Commercial Banks 0.2%
ICICI Bank Ltd., ADR	77,888	2,374,026

IRELAND 0.0%†
Commercial Banks 0.0%†
Bank of Ireland*(a)	1,639,371	465,033

ISRAEL 0.2%
Commercial Banks 0.2%
Bank Hapoalim BM	100,734	509,733
Bank Leumi Le-Israel BM*	192,026	714,014
Israel Discount Bank Ltd., Class A*	132,044	238,029

		1,461,776

Software 0.0%†
NICE Systems Ltd., ADR	1,400	57,918

		1,519,694

ITALY 2.6%
Automobiles 0.1%
Fiat SpA*	106,277	848,112

Commercial Banks 0.8%
Banca Monte dei Paschi di Siena SpA*(a)	236,983	65,872
Intesa Sanpaolo SpA	2,338,432	4,837,117
UniCredit SpA	408,864	2,610,934
Unione di Banche Italiane SCPA	112,295	568,992

		8,082,915

Diversified Telecommunication Services 0.1%
Telecom Italia SpA	1,793,808	1,475,926

Insurance 0.4%
Assicurazioni Generali SpA	219,841	4,398,521

Media 0.0%†
Mediaset SpA*	95,473	387,366

Oil, Gas & Consumable Fuels 1.2%
Eni SpA	478,302	10,995,290

		26,188,130

JAPAN 21.8%
Air Freight & Logistics 0.4%
Yamato Holdings Co., Ltd.	197,500	4,460,444

Auto Components 0.5%
Aisin Seiki Co., Ltd.	2,200	94,316
Bridgestone Corp.	121,800	4,463,785
Nissan Shatai Co., Ltd.	8,000	139,548
NOK Corp.(a)	5,800	90,584
Takata Corp.	800	20,181
Tokai Rika Co., Ltd.	3,200	68,062
Toyoda Gosei Co., Ltd.	4,300	106,306

		4,982,782

Automobiles 1.7%
Honda Motor Co., Ltd.	131,800	5,037,766
Nissan Motor Co., Ltd.	91,800	926,513
Suzuki Motor Corp.	45,100	1,086,994
Toyota Motor Corp.	151,100	9,691,184
Yamaha Motor Co., Ltd.	5,000	73,541

		16,815,998

Beverages 0.0%†
Coca-Cola West Co., Ltd.	7,600	151,888

Building Products 0.2%
Asahi Glass Co., Ltd.	156,000	969,256
LIXIL Group Corp.(a)	30,000	618,448
Nippon Sheet Glass Co., Ltd.*(a)	103,000	132,742

		1,720,446

Capital Markets 0.4%
Nomura Holdings, Inc.	447,900	3,503,348

Chemicals 1.1%
Asahi Kasei Corp.	133,000	1,004,482
Daicel Corp.	36,000	325,669
Denki Kagaku Kogyo KK	60,000	234,179
Hitachi Chemical Co., Ltd.	7,300	117,846
Kaneka Corp.	35,000	228,968
Kuraray Co., Ltd.(a)	18,500	222,360
Lintec Corp.	3,200	68,266
Mitsubishi Chemical Holdings Corp.	208,500	976,982
Mitsubishi Gas Chemical Co., Inc.(a)	41,000	345,508
Mitsui Chemicals, Inc.(a)	108,000	297,165
Nippon Shokubai Co., Ltd.(a)	17,000	197,562
Nitto Denko Corp.(a)	76,900	5,014,938
Showa Denko KK	183,000	248,747
Sumitomo Chemical Co., Ltd.	180,000	688,767
Teijin Ltd.	124,000	286,599
Tosoh Corp.(a)	83,000	343,342
Ube Industries Ltd.	21,000	39,669

		10,641,049

Commercial Banks 3.7%
77 Bank Ltd. (The)	44,000	217,157
Bank of Kyoto Ltd. (The)(a)	25,000	220,247
Bank of Yokohama Ltd. (The)	112,000	642,331
Chiba Bank Ltd. (The)	52,000	380,820
Fukuoka Financial Group, Inc.	103,000	466,383
Gunma Bank Ltd. (The)	51,000	299,303
Hachijuni Bank Ltd. (The)	55,000	342,373

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Commercial Banks (continued)
Higo Bank Ltd. (The)	7,000	$41,095
Hiroshima Bank Ltd. (The)	20,000	85,351
Hokuhoku Financial Group, Inc.	156,000	328,208
Iyo Bank Ltd. (The)	31,000	325,517
Joyo Bank Ltd. (The)	38,000	204,419
Mitsubishi UFJ Financial Group, Inc.	3,648,600	23,403,426
Mizuho Financial Group, Inc.	231,000	502,183
Nishi-Nippon City Bank Ltd. (The)	84,000	229,269
Shiga Bank Ltd. (The)	16,000	90,973
Shizuoka Bank Ltd. (The)	36,000	410,668
Sumitomo Mitsui Financial Group, Inc.(a)	181,637	8,795,854
Sumitomo Mitsui Trust Holdings, Inc.	10,000	49,701
Yamaguchi Financial Group, Inc.	27,000	265,646

		37,300,924

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	75,000	795,165
Sohgo Security Services Co., Ltd.	1,700	34,075
Toppan Printing Co., Ltd.	75,000	606,145

		1,435,385

Computers & Peripherals 0.1%
NEC Corp.	345,000	801,527
Seiko Epson Corp.(a)	17,300	285,643

		1,087,170

Construction & Engineering 0.2%
COMSYS Holdings Corp.	12,800	178,918
Kajima Corp.(a)	68,000	276,979
Kinden Corp.	17,000	183,461
Nippo Corp.	7,000	120,009
Obayashi Corp.(a)	86,000	514,621
Shimizu Corp.(a)	78,000	381,106
Taisei Corp.(a)	66,000	324,847

		1,979,941

Containers & Packaging 0.1%
Rengo Co., Ltd.(a)	20,000	110,457
Toyo Seikan Group Holdings Ltd.	20,100	396,118

		506,575

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	101,178

Diversified Financial Services 0.9%
ORIX Corp.	523,300	8,554,870

Electrical Equipment 0.6%
Sumitomo Electric Industries Ltd.	431,600	6,277,409
Ushio, Inc.	10,600	132,018

		6,409,427

Electronic Equipment, Instruments & Components 1.5%
Citizen Holdings Co., Ltd.	30,300	213,317
FUJIFILM Holdings Corp.	72,200	1,740,009
Hitachi High-Technologies Corp.	4,400	99,043
Hitachi Ltd.	1,326,000	8,786,402
Ibiden Co., Ltd.	9,700	159,193
Kyocera Corp.	47,400	2,527,719
Nippon Electric Glass Co., Ltd.	53,000	284,618
TDK Corp.(a)	16,300	642,133

		14,452,434

Food & Staples Retailing 0.8%
Aeon Co., Ltd.	96,800	1,336,131
Seven & I Holdings Co., Ltd.	172,200	6,312,850
UNY Group Holdings Co. Ltd.	29,300	189,332

		7,838,313

Food Products 0.1%
House Foods Group, Inc.(a)	8,000	124,364
Kewpie Corp.	4,500	71,506
MEIJI Holdings Co., Ltd.(a)	9,200	504,268
Nippon Meat Packers, Inc.	23,000	330,115
Nisshin Seifun Group, Inc.	27,500	277,966
Yamazaki Baking Co., Ltd.	13,000	140,400

		1,448,619

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,100	314,964
Medipal Holdings Corp.	18,300	226,080
Suzuken Co., Ltd.(a)	8,800	289,846

		830,890

Household Durables 0.6%
Panasonic Corp.	92,300	893,531
Sekisui Chemical Co., Ltd.	38,000	387,606
Sekisui House Ltd.	77,000	1,038,690
Sony Corp.(a)	159,200	3,417,207
Sumitomo Forestry Co., Ltd.	16,600	180,504

		5,917,538

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.(a)	18,000	149,036

Information Technology Services 0.1%
Fujitsu Ltd.*	200,000	748,647

Insurance 0.2%
Dai-ichi Life Insurance Co., Ltd. (The)	8,500	121,728
MS&AD Insurance Group Holdings	57,300	1,501,869
NKSJ Holdings, Inc.	17,600	454,004

		2,077,601

Leisure Equipment & Products 0.1%
Sankyo Co., Ltd.	6,600	322,726
Yamaha Corp.	19,800	283,694

		606,420

Machinery 0.6%
Amada Co., Ltd.	45,000	406,686
Glory Ltd.	1,700	42,834
Hitachi Construction Machinery Co., Ltd.	4,300	96,765
JTEKT Corp.	29,500	405,723
Kawasaki Heavy Industries Ltd.	1,064,000	4,633,550
NTN Corp.*	60,000	272,239
Sumitomo Heavy Industries Ltd.(a)	66,000	300,988

		6,158,785

Marine 0.2%
Kawasaki Kisen Kaisha Ltd.	73,000	171,968
Mitsui OSK Lines Ltd.*	152,000	688,539
Nippon Yusen KK	214,000	678,648

		1,539,155

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Media 0.1%
Fuji Media Holdings, Inc.	6,200	$136,550
Hakuhodo DY Holdings, Inc.	18,900	140,836
Nippon Television Holdings, Inc.	6,100	113,206
SKY Perfect JSAT Holdings, Inc.	21,500	112,063
Tokyo Broadcasting System Holdings, Inc.	4,800	65,315

		567,970

Metals & Mining 0.8%
Daido Steel Co., Ltd.(a)	22,000	129,530
JFE Holdings, Inc.(a)	72,700	1,895,518
Kobe Steel Ltd.*	331,000	616,990
Mitsubishi Materials Corp.	149,000	617,394
Nippon Steel & Sumitomo Metal Corp.(a)	1,000,995	3,409,426
Nisshin Steel Holdings Co. Ltd.(a)	8,700	115,791
Sumitomo Metal Mining Co., Ltd.(a)	65,000	923,665
Yamato Kogyo Co., Ltd.	5,300	197,231

		7,905,545

Multiline Retail 0.2%
H2O Retailing Corp.	11,000	91,180
Isetan Mitsukoshi Holdings Ltd.	49,700	738,891
J. Front Retailing Co., Ltd.	67,000	544,213
Marui Group Co., Ltd.	27,900	262,143
Takashimaya Co., Ltd.	33,000	310,344

		1,946,771

Office Electronics 0.5%
Brother Industries Ltd.	3,400	38,496
Konica Minolta, Inc.	63,500	534,911
Ricoh Co., Ltd.(a)	405,000	4,692,911

		5,266,318

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co., Ltd.*	74,000	138,898
Idemitsu Kosan Co., Ltd.	2,900	251,352
INPEX Corp.	137,200	1,621,512
JX Holdings, Inc.	349,900	1,818,427
Showa Shell Sekiyu KK	20,700	231,899

		4,062,088

Paper & Forest Products 0.1%
Nippon Paper Industries Co., Ltd.(a)	12,400	196,647
Oji Holdings Corp.(a)	96,000	451,374

		648,021

Personal Products 0.0%†
Pola Orbis Holdings, Inc.	1,600	57,388

Pharmaceuticals 0.3%
Kyowa Hakko Kirin Co., Ltd.	32,000	329,497
Mitsubishi Tanabe Pharma Corp.	32,600	457,528
Otsuka Holdings Co., Ltd.(a)	77,800	2,255,862

		3,042,887

Real Estate Management & Development 0.9%
Daiwa House Industry Co., Ltd.(a)	225,000	4,250,454
Mitsui Fudosan Co., Ltd.	146,000	4,930,330

		9,180,784

Road & Rail 0.7%
East Japan Railway Co.(a)	57,800	4,981,477
Fukuyama Transporting Co., Ltd.(a)	18,000	117,334
Hankyu Hanshin Holdings, Inc.	140,000	778,139
Hitachi Transport System Ltd.	6,400	89,155
Nippon Express Co., Ltd.(a)	112,000	562,787
Seino Holdings Co. Ltd.	19,000	194,485

		6,723,377

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	12,800	527,831

Specialty Retail 0.1%
Aoyama Trading Co., Ltd.	3,300	90,155
Autobacs Seven Co., Ltd.(a)	9,000	137,980
K’s Holdings Corp.(a)	5,400	147,800
Yamada Denki Co., Ltd.(a)	117,800	348,433

		724,368

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp.	14,000	149,321

Tobacco 0.7%
Japan Tobacco, Inc.	189,200	6,820,617

Trading Companies & Distributors 2.0%
ITOCHU Corp.(a)	200,700	2,472,462
Marubeni Corp.(a)	204,000	1,613,314
Mitsubishi Corp.(a)	221,100	4,489,173
Mitsui & Co., Ltd.(a)	266,800	3,890,459
Nagase & Co., Ltd.	13,800	175,866
Sojitz Corp.	188,400	369,966
Sumitomo Corp.(a)	462,400	6,249,650
Toyota Tsusho Corp.	28,200	739,438

		20,000,328

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	31,000	263,917
Mitsubishi Logistics Corp.	5,000	75,815

		339,732

Wireless Telecommunication Services 0.6%
NTT DOCOMO, Inc.(a)	214,700	3,479,031
Softbank Corp.	40,400	2,805,679

		6,284,710

		215,666,919

LUXEMBOURG 0.2%
Metals & Mining 0.2%
ArcelorMittal	153,794	2,108,614

NETHERLANDS 4.9%
Chemicals 0.3%
Akzo Nobel NV	41,621	2,734,525
Koninklijke DSM NV	7,007	528,585

		3,263,110

Diversified Financial Services 1.1%
ING Groep NV, CVA*	956,333	10,851,488

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	34,443	596,732

Industrial Conglomerates 0.0%†
Koninklijke Philips NV	2,422	78,136
Koninklijke Philips NV, NYRS	6,105	196,886

		275,022

Insurance 0.2%
Aegon NV	273,440	2,023,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS 4.9% (continued)
Oil, Gas & Consumable Fuels 2.6%
Royal Dutch Shell PLC, ADR	75,603	$4,965,605
Royal Dutch Shell PLC, Class A	448,718	14,792,230
Royal Dutch Shell PLC, Class B, ADR(a)	79,412	5,467,516

		25,225,351

Semiconductors & Semiconductor Equipment 0.6%
ASML Holding NV	64,988	6,419,191

		48,654,144

NEW ZEALAND 0.0%†
Construction Materials 0.0%†
Fletcher Building Ltd.	17,592	138,671

Electric Utilities 0.0%†
Contact Energy Ltd.	20,973	94,230

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	10,649	29,314

		262,215

NORWAY 0.8%
Commercial Banks 0.1%
DNB ASA	86,155	1,308,336

Diversified Telecommunication Services 0.5%
Telenor ASA	213,852	4,887,254

Food Products 0.1%
Cermaq ASA	6,439	112,434
Orkla ASA	57,522	419,047

		531,481

Insurance 0.0%†
Storebrand ASA*	36,062	199,873

Metals & Mining 0.1%
Norsk Hydro ASA(a)	138,175	573,085

		7,500,029

PORTUGAL 0.0%†
Commercial Banks 0.0%†
Banco Espirito Santo SA REG*	48,686	51,805

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG	177	798

		52,603

SINGAPORE 0.4%
Airlines 0.1%
Singapore Airlines Ltd.	101,000	841,026

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp., Ltd.	33,000	200,846

Food & Staples Retailing 0.0%†
Olam International Ltd.(a)	124,000	151,495

Food Products 0.1%
Golden Agri-Resources Ltd.(a)	999,000	414,296
Wilmar International Ltd.(a)	256,000	647,127

		1,061,423

Hotels, Restaurants & Leisure 0.0%†
OUE Ltd.	64,000	130,661

Marine 0.0%†
Neptune Orient Lines Ltd.*	118,000	103,085

Real Estate Management & Development 0.2%
CapitaLand Ltd.	400,000	986,313
Keppel Land Ltd.	93,000	262,520
United Industrial Corp. Ltd.	14,000	34,032

		1,282,865

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	45,000	34,200
Hutchison Port Holdings Trust, Class U	92,000	71,806

		106,006

		3,877,407

SOUTH KOREA 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	3,255	4,140,340

SPAIN 2.2%
Commercial Banks 0.8%
Banco de Sabadell SA(a)	191,088	481,150
Banco Popular Espanol SA*	113,824	611,036
Banco Santander SA	807,510	6,583,737
CaixaBank	111,476	489,814

		8,165,737

Electric Utilities 0.6%
Acciona SA(a)	3,299	188,075
Iberdrola SA	930,825	5,410,606

		5,598,681

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA	32,575	169,222

Oil, Gas & Consumable Fuels 0.8%
Repsol SA	333,513	8,269,000

		22,202,640

SWEDEN 2.7%
Commercial Banks 0.7%
Nordea Bank AB	399,792	4,824,326
Skandinaviska Enskilda Banken AB, Class A	246,522	2,613,195

		7,437,521

Communications Equipment 1.2%
Telefonaktiebolaget LM Ericsson, Class A(a)	25,556	324,636
Telefonaktiebolaget LM Ericsson, Class B	823,249	10,964,643

		11,289,279

Diversified Telecommunication Services 0.1%
TeliaSonera AB	95,672	731,982

Household Durables 0.4%
Electrolux AB Series B(a)	147,414	3,817,219
Husqvarna AB, Class A	12,546	81,464
Husqvarna AB, Class B(a)	47,467	308,088

		4,206,771

Household Products 0.2%
Svenska Cellulosa AB SCA, Class A(a)	6,054	153,170
Svenska Cellulosa AB SCA, Class B	68,242	1,719,648

		1,872,818

Metals & Mining 0.1%
Boliden AB	37,181	556,676
SSAB AB, Class A	11,623	75,850
SSAB AB, Class B	586	3,227

		635,753

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)
Pharmaceuticals 0.0%†
Meda AB, Class A	27,934	$336,014

		26,510,138

SWITZERLAND 7.0%
Beverages 0.1%
Coca-Cola HBC AG, ADR	27,207	812,673

Capital Markets 2.4%
Credit Suisse Group AG REG*	277,674	8,491,806
UBS AG REG*	742,523	15,218,335

		23,710,141

Chemicals 0.1%
Clariant AG REG*	30,545	515,813
Givaudan SA REG*	63	92,079

		607,892

Construction Materials 0.3%
Holcim Ltd. REG*	38,676	2,883,594

Electric Utilities 0.0%†
Alpiq Holding AG REG*	147	19,817

Electrical Equipment 0.0%†
ABB Ltd. REG*	1,489	35,169

Food Products 0.1%
Aryzta AG*	11,373	760,132

Insurance 1.6%
Baloise Holding AG REG	6,242	690,450
Swiss Life Holding AG REG*(a)	3,431	649,674
Swiss Re AG*	157,050	13,011,668
Zurich Insurance Group AG*	7,694	1,983,427

		16,335,219

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	6,426	526,299

Machinery 0.0%†
OC Oerlikon Corp. AG REG*	3,194	42,795
Sulzer AG REG	2,926	453,025

		495,820

Metals & Mining 0.7%
Glencore Xstrata PLC*	1,252,387	6,819,619

Pharmaceuticals 1.4%
Novartis AG REG	123,809	9,523,163
Roche Holding AG	16,449	4,439,147

		13,962,310

Professional Services 0.1%
Adecco SA REG*	16,810	1,199,159

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	94,521	872,317

Textiles, Apparel & Luxury Goods 0.0%†
Swatch Group AG (The) - Bearer Shares	197	126,872

		69,167,033

UNITED KINGDOM 15.9%
Beverages 0.3%
SABMiller PLC	64,542	3,282,762

Capital Markets 0.0%†
Investec PLC	69,168	447,908

Commercial Banks 5.5%
Barclays PLC	1,443,761	6,170,165
Barclays PLC, ADR(a)	504,159	8,590,869
HSBC Holdings PLC	1,406,051	15,218,187
HSBC Holdings PLC, ADR(a)	298,160	16,178,163
Lloyds Banking Group PLC, ADR*(a)	76,917	369,971
Lloyds Banking Group PLC*	5,109,547	6,083,683
Royal Bank of Scotland Group PLC, ADR*(a)	123,323	1,429,314

		54,040,352

Energy Equipment & Services 0.1%
Subsea 7 SA	54,451	1,132,296

Food & Staples Retailing 0.1%
J Sainsbury PLC	149,848	949,697
WM Morrison Supermarkets PLC	10,817	49,044

		998,741

Hotels, Restaurants & Leisure 0.6%
Carnival PLC	12,376	419,293
InterContinental Hotels Group PLC	202,812	5,920,351

		6,339,644

Insurance 1.0%
Aviva PLC	250,780	1,609,660
Old Mutual PLC	324,043	983,624
Prudential PLC	384,269	7,149,018

		9,742,302

Marine 0.0%†
Stolt-Nielsen Ltd.	4,020	105,008

Media 0.4%
Pearson PLC	198,690	4,043,603

Metals & Mining 1.1%
Anglo American PLC	124,408	3,054,810
Eurasian Natural Resources Corp. PLC*	47,663	163,976
Kazakhmys PLC(a)	23,427	100,688
Rio Tinto PLC	146,578	7,154,915
Vedanta Resources PLC	3,395	59,398

		10,533,787

Multi-Utilities 0.5%
Centrica PLC	831,863	4,978,627

Oil, Gas & Consumable Fuels 2.4%
BG Group PLC	291,089	5,556,791
BP PLC, ADR	366,150	15,389,285
Tullow Oil PLC	192,188	3,186,252

		24,132,328

Specialty Retail 0.7%
Kingfisher PLC	1,089,066	6,803,200

Wireless Telecommunication Services 3.2%
Vodafone Group PLC, ADR	441,340	15,526,341
Vodafone Group PLC	4,619,709	16,214,370

		31,740,711

		158,321,269

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES 0.2%

Media 0.2%
Thomson Reuters Corp.	58,800	$2,056,188

Metals & Mining 0.0%†
Sims Metal Management Ltd.*	23,132	205,541

		2,261,729

Total Common Stocks (cost $818,723,363)		965,995,491

Preferred Stock 0.8%

	Shares	Market Value
GERMANY 0.8%
Automobiles 0.8%
Volkswagen AG	32,570	7,679,395

Total Preferred Stock (cost $5,813,065)		7,679,395

Right 0.1%

	Number of Rights	Market Value
UNITED KINGDOM 0.1%
Commercial Banks 0.1%
Barclays PLC, expiring on 10/01/13*(b)	126,039	592,383

Total Right (cost $–)		592,383

Mutual Fund 1.1%

	Shares	Market Value
Money Market Fund 1.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(c)	11,322,636	$11,322,636

Total Mutual Fund (cost $11,322,636)		11,322,636

Repurchase Agreements 8.1%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $30,925,573, collateralized by U.S. Government Agency Securities ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $31,544,077.(d)	$30,925,487	30,925,487
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $25,000,042, collateralized U.S. Government Agency Securities ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $25,500,056.(d)	25,000,000	25,000,000
Goldman Sachs & Co., 0.02%, dated 09/24/13, due 10/01/13, repurchase price $25,000,014, collateralized by U.S. Treasury Securities ranging from 0.13% - 2.00%, maturing 01/15/16 - 4/15/18; total market value $25,500,003.(d)	25,000,000	25,000,000

Total Repurchase Agreements (cost $80,925,487)		80,925,487

Total Investments (cost $916,784,551)(e) — 107.3%		1,066,515,392
Liabilities in excess of other assets — (7.3)%		(72,811,677)

NET ASSETS — 100.0%		$993,703,715

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $77,811,824, which was collateralized by a repurchase agreement with a value of $80,925,487 and $956,154 of collateral in the form of U.S. Treasury Securities, interest rates ranging from 0.00% to 4.50% and maturity dates ranging from 11/15/13 to 08/15/39, a total value of $81,881,641.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of September 30, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $80,925,487.
(e)	At September 30, 2013, the tax basis cost of the Fund’s investments was $928,517,221, tax unrealized appreciation and depreciation were $169,618,742 and $(31,620,571), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CH	Switzerland
CVA	Dutch Certificate
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

SA	Stock Company
SCA	Limited Partnership with Share Capital
SCPA	Italian Consortium Joint-Stock Company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

At September 30, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	TD Bank	11/07/13	(624,438)	$(978,351)	$(1,010,604)	$(32,253)
Canadian Dollar	Goldman Sachs International	11/07/13	(1,582,137)	(1,532,752)	(1,534,588)	(1,836)
Euro	Credit Suisse International	11/07/13	(15,626,491)	(20,660,253)	(21,142,283)	(482,030)
Euro	Royal Bank of Scotland	11/07/13	(1,455,807)	(1,917,424)	(1,969,673)	(52,249)
Euro	Credit Suisse International	11/07/13	(3,751,069)	(5,003,682)	(5,075,110)	(71,428)
Hong Kong Dollar	Westpac Banking Corp.	11/07/13	(38,391,672)	(4,951,311)	(4,950,385)	926
Hong Kong Dollar	Goldman Sachs International	11/07/13	(15,387,031)	(1,984,728)	(1,984,069)	659
Japanese Yen	Societe Generale	11/07/13	(238,549,741)	(2,401,093)	(2,427,410)	(26,317)
Japanese Yen	Royal Bank of Canada	11/07/13	(199,522,598)	(2,006,462)	(2,030,281)	(23,819)
Japanese Yen	Royal Bank of Scotland	11/07/13	(143,704,804)	(1,454,374)	(1,462,296)	(7,922)
Japanese Yen	Westpac Banking Corp.	11/07/13	(1,107,079,850)	(11,098,089)	(11,265,308)	(167,219)
Swedish Krona	Credit Suisse International	11/07/13	(6,400,087)	(988,026)	(994,965)	(6,939)
Swedish Krona	Westpac Banking Corp.	11/07/13	(8,757,244)	(1,317,512)	(1,361,412)	(43,900)
Swiss Franc	Citibank NA	11/07/13	(1,545,405)	(1,653,595)	(1,709,379)	(55,784)
Swiss Franc	Westpac Banking Corp.	11/07/13	(7,711,230)	(8,238,890)	(8,529,424)	(290,534)
Swiss Franc	Credit Suisse International	11/07/13	(1,017,382)	(1,098,849)	(1,125,330)	(26,481)

Total Short Contracts				$(67,285,391)	$(68,572,517)	$(1,287,126)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Credit Suisse International	11/07/13	32,264,610	$28,681,076	$30,023,637	$1,342,561
British Pound	HSBC Bank PLC	11/07/13	4,905,795	7,428,222	7,939,641	511,419
British Pound	TD Bank	11/07/13	815,028	1,288,247	1,319,059	30,812
British Pound	Credit Suisse International	11/07/13	805,396	1,286,234	1,303,470	17,236
British Pound	Credit Suisse International	11/07/13	625,439	979,564	1,012,224	32,660
British Pound	Morgan Stanley Co., Inc.	11/07/13	1,378,277	2,135,508	2,230,632	95,124
British Pound	BNP Paribas	11/07/13	1,000,540	1,566,686	1,619,295	52,609
British Pound	Barclays Bank PLC	11/07/13	787,820	1,236,800	1,275,024	38,224
Euro	Credit Suisse International	11/07/13	970,346	1,290,075	1,312,856	22,781
Euro	Westpac Banking Corp.	11/07/13	2,093,082	2,792,576	2,831,892	39,316
Euro	Credit Suisse International	11/07/13	1,137,895	1,527,571	1,539,546	11,975
Euro	HSBC Bank PLC	11/07/13	737,177	985,633	997,384	11,751
Euro	Barclays Bank PLC	11/07/13	1,179,954	1,573,616	1,596,450	22,834
Euro	Morgan Stanley Co., Inc.	11/07/13	905,503	1,220,931	1,225,125	4,194
Euro	Citibank NA	11/07/13	1,081,400	1,434,945	1,463,109	28,164
Euro	Westpac Banking Corp.	11/07/13	848,849	1,126,714	1,148,473	21,759
Euro	Commonwealth Bank of Australia	11/07/13	872,280	1,177,256	1,180,175	2,919
Japanese Yen	Barclays Bank PLC	11/07/13	237,247,353	2,424,429	2,414,157	(10,272)
Norwegian Krone	TD Bank	11/07/13	12,710,157	2,126,892	2,110,673	(16,219)
Singapore Dollar	TD Bank	11/07/13	10,398,074	8,151,676	8,288,719	137,043
Swedish Krona	TD Bank	11/07/13	38,227,179	5,745,752	5,942,846	197,094

Total Long Contracts				$76,180,403	$78,774,387	$2,593,984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

At September 30, 2013, the Fund’s open cross currency forward foreign currency contracts were as follows:

Counterparty	Delivery Date		Currency Received		Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
BNP Paribas	11/07/13	918,862	Euro	(773,458)	British Pound	$1,251,780	$1,243,199	$(8,581)
UBS AG	11/07/13	135,310,503	Japanese Yen	(883,476)	British Pound	1,429,836	1,376,879	(52,957)
Credit Suisse International	11/07/13	140,017,709	Japanese Yen	(935,799)	British Pound	1,514,517	1,424,778	(89,739)
TD Bank	11/07/13	1,606,531	British Pound	(1,841,843)	Euro	2,491,971	2,600,043	108,072
Credit Suisse International	11/07/13	125,333,063	Japanese Yen	(947,002)	Euro	1,281,272	1,275,351	(5,921)
UBS AG	11/07/13	140,909,260	Japanese Yen	(1,083,792)	Euro	1,466,346	1,433,850	(32,496)
Credit Suisse International	11/07/13	1,282,981	British Pound	(204,264,816)	Japanese Yen	2,078,536	2,076,403	(2,133)
State Street Bank and Trust Co.	11/07/13	758,833	Euro	(100,783,686)	Japanese Yen	1,025,544	1,026,684	1,140
UBS AG	11/07/13	1,450,973	Euro	(189,700,530)	Japanese Yen	1,930,335	1,963,133	32,798

						$14,470,137	$14,420,320	$(49,817)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$6,761,463	$—	$6,761,463
Air Freight & Logistics	—	5,524,148	—	5,524,148
Airlines	—	1,862,840	—	1,862,840
Auto Components	1,674,194	6,987,332	—	8,661,526
Automobiles	—	42,707,699	—	42,707,699
Beverages	812,673	6,340,798	—	7,153,471
Building Products	—	13,400,087	—	13,400,087
Capital Markets	8,992	37,177,417	—	37,186,409
Chemicals	—	31,361,384	—	31,361,384
Commercial Banks	28,942,343	149,111,681	—	178,054,024
Commercial Services & Supplies	270,438	1,435,385	—	1,705,823
Communications Equipment	367,654	13,002,208	—	13,369,862
Computers & Peripherals	—	1,087,170	—	1,087,170
Construction & Engineering	—	3,361,254	—	3,361,254
Construction Materials	—	11,268,525	—	11,268,525
Containers & Packaging	—	506,575	—	506,575
Distributors	—	101,178	—	101,178
Diversified Financial Services	—	19,406,358	—	19,406,358
Diversified Telecommunication Services	—	31,353,985	—	31,353,985
Electric Utilities	3,020,354	13,549,724	—	16,570,078
Electrical Equipment	—	13,847,709	—	13,847,709
Electronic Equipment, Instruments & Components	—	14,903,746	—	14,903,746
Energy Equipment & Services	595,189	1,611,780	—	2,206,969
Food & Staples Retailing	856,239	22,591,157	—	23,447,396
Food Products	—	4,094,549	—	4,094,549

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	—	1,333,517	—	1,333,517
Hotels, Restaurants & Leisure	—	13,476,883	—	13,476,883
Household Durables	—	10,124,309	—	10,124,309
Household Products	—	1,872,818	—	1,872,818
Independent Power Producers & Energy Traders	220,538	169,222	—	389,760
Industrial Conglomerates	196,886	11,703,234	—	11,900,120
Information Technology Services	—	1,793,100	—	1,793,100
Insurance	7,136,716	66,510,322	—	73,647,038
Leisure Equipment & Products	—	606,420	—	606,420
Life Sciences Tools & Services	—	526,299	—	526,299
Machinery	—	7,030,844	—	7,030,844
Marine	—	5,222,972	—	5,222,972
Media	2,191,661	5,640,404	—	7,832,065
Metals & Mining	14,056,352	30,895,209	—	44,951,561
Multiline Retail	965,397	2,167,784	—	3,133,181
Multi-Utilities	—	22,085,165	—	22,085,165
Office Electronics	—	5,266,318	—	5,266,318
Oil, Gas & Consumable Fuels	45,999,281	56,018,652	—	102,017,933
Paper & Forest Products	—	7,848,841	—	7,848,841
Personal Products	—	57,388	—	57,388
Pharmaceuticals	—	36,335,656	—	36,335,656
Professional Services	—	1,199,159	—	1,199,159
Real Estate Management & Development	—	23,937,752	—	23,937,752
Road & Rail	—	7,509,273	—	7,509,273
Semiconductors & Semiconductor Equipment	—	11,959,679	—	11,959,679
Software	57,918	—	—	57,918
Specialty Retail	—	7,527,568	—	7,527,568
Textiles, Apparel & Luxury Goods	—	276,193	—	276,193
Thrifts & Mortgage Finance	146,249	—	—	146,249
Tobacco	—	6,820,617	—	6,820,617
Trading Companies & Distributors	—	20,642,375	—	20,642,375
Transportation Infrastructure	34,200	502,671	—	536,871
Wireless Telecommunication Services	15,526,341	22,499,080	—	38,025,421

Total Common Stocks	$123,079,615	$842,915,876	$—	$965,995,491

Forward Foreign Currency Contracts	—	2,764,070	—	2,764,070
Mutual Fund	11,322,636	—	—	11,322,636
Preferred Stock	—	7,679,395	—	7,679,395
Repurchase Agreements	—	80,925,487	—	80,925,487
Right	—	592,383	—	592,383

Total Assets	$134,402,251	$934,877,211	$—	$1,069,279,462

Liabilities:
Forward Foreign Currency Contracts	—	(1,507,029)	—	(1,507,029)

Total Liabilities	$—	$(1,507,029)	$—	$(1,507,029)

Total	$134,402,251	$933,370,182	$—	$1,067,772,433

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts and forward foreign currency contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

At September 30, 2013, the Fund had no open futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$2,764,070

Total		$2,764,070

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(1,507,029)

Total		$(1,507,029)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 98.8%

	Shares	Market Value
Aerospace & Defense 4.1%
Honeywell International, Inc.	123,570	$10,261,253
Lockheed Martin Corp.	54,160	6,908,108
Precision Castparts Corp.	37,100	8,430,604
Spirit AeroSystems Holdings, Inc., Class A*	92,590	2,244,382
Triumph Group, Inc.	39,500	2,773,690
United Technologies Corp.	246,870	26,617,523

		57,235,560

Air Freight & Logistics 1.9%
FedEx Corp.	66,440	7,581,468
United Parcel Service, Inc., Class B	205,750	18,799,378

		26,380,846

Airlines 0.5%
Delta Air Lines, Inc.	295,060	6,960,465

Auto Components 1.1%
BorgWarner, Inc.	66,000	6,691,740
Delphi Automotive PLC	43,360	2,533,091
TRW Automotive Holdings Corp.*	95,480	6,808,679

		16,033,510

Automobiles 0.7%
General Motors Co.*	287,740	10,350,008

Beverages 1.8%
Coca-Cola Co. (The)	97,720	3,701,634
Coca-Cola Enterprises, Inc.	65,130	2,618,877
PepsiCo, Inc.	240,520	19,121,340

		25,441,851

Biotechnology 6.1%
Alexion Pharmaceuticals, Inc.*	42,300	4,913,568
Amgen, Inc.	72,000	8,059,680
Biogen Idec, Inc.*	58,248	14,023,788
Celgene Corp.*	142,706	21,966,735
Gilead Sciences, Inc.*	583,290	36,653,944

		85,617,715

Capital Markets 1.8%
BlackRock, Inc.	30,985	8,385,161
Charles Schwab Corp. (The)	318,780	6,739,009
Goldman Sachs Group, Inc. (The)	20,363	3,221,630
Morgan Stanley	264,300	7,122,885

		25,468,685

Chemicals 3.7%
Ashland, Inc.	157,140	14,532,307
CF Industries Holdings, Inc.	23,185	4,888,094
Ecolab, Inc.	55,000	5,431,800
LyondellBasell Industries NV, Class A	86,000	6,297,780
Monsanto Co.	139,592	14,569,217
PPG Industries, Inc.	34,471	5,758,725

		51,477,923

Commercial Banks 0.4%
Wells Fargo & Co.	148,460	6,134,367

Commercial Services & Supplies 0.2%
KAR Auction Services, Inc.	112,140	3,163,469

Communications Equipment 2.6%
Cisco Systems, Inc.	230,850	5,406,507
F5 Networks, Inc.*	52,700	4,519,552
QUALCOMM, Inc.	400,690	26,990,478

		36,916,537

Computers & Peripherals 4.8%
Apple, Inc.	134,536	64,140,038
NetApp, Inc.	6,590	280,866
Western Digital Corp.	51,800	3,284,120

		67,705,024

Consumer Finance 1.5%
American Express Co.	75,100	5,671,552
Capital One Financial Corp.	150,770	10,363,930
Discover Financial Services	103,880	5,250,095

		21,285,577

Containers & Packaging 0.3%
Packaging Corp. of America	82,740	4,723,627

Diversified Financial Services 0.7%
CME Group, Inc.	22,140	1,635,703
JPMorgan Chase & Co.	45,500	2,351,895
Moody’s Corp.	74,150	5,214,970

		9,202,568

Diversified Telecommunication Services 0.6%
Frontier Communications Corp.(a)	827,270	3,449,716
Verizon Communications, Inc.	113,050	5,274,913

		8,724,629

Electrical Equipment 0.5%
Eaton Corp. PLC	65,000	4,474,600
Roper Industries, Inc.	24,201	3,215,587

		7,690,187

Energy Equipment & Services 1.5%
Cameron International Corp.*	152,880	8,923,606
FMC Technologies, Inc.*	78,300	4,339,386
Schlumberger Ltd.	93,640	8,274,030

		21,537,022

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	39,800	$4,581,776
CVS Caremark Corp.	345,210	19,590,668
Kroger Co. (The)	154,960	6,251,086
Whole Foods Market, Inc.	31,200	1,825,200

		32,248,730

Food Products 1.7%
General Mills, Inc.	113,580	5,442,754
Kellogg Co.	78,410	4,605,019
Kraft Foods Group, Inc.	64,406	3,377,451
Mondelez International, Inc., Class A	192,450	6,046,779
Tyson Foods, Inc., Class A	162,800	4,603,984

		24,075,987

Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	111,350	7,314,581
Cooper Cos., Inc. (The)	30,550	3,962,029
Medtronic, Inc.	164,490	8,759,093

		20,035,703

Health Care Providers & Services 1.5%
Express Scripts Holding Co.*	144,630	8,935,241
UnitedHealth Group, Inc.	64,300	4,604,523
WellPoint, Inc.	96,200	8,043,282

		21,583,046

Health Care Technology 0.5%
athenahealth, Inc.*(a)	20,800	2,258,048
Cerner Corp.*	93,700	4,923,935

		7,181,983

Hotels, Restaurants & Leisure 3.0%
McDonald’s Corp.	152,837	14,704,448
Starbucks Corp.	232,330	17,882,440
Wynn Resorts Ltd.	56,690	8,957,587

		41,544,475

Household Products 0.3%
Colgate-Palmolive Co.	63,544	3,768,159

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)	226,900	3,015,501

Industrial Conglomerates 0.9%
Danaher Corp.	189,800	13,156,936

Information Technology Services 4.6%
Accenture PLC, Class A	89,840	6,615,818
Cognizant Technology Solutions Corp., Class A*	70,500	5,789,460
Fidelity National Information Services, Inc.	158,120	7,343,093
FleetCor Technologies, Inc.*	51,220	5,642,395
International Business Machines Corp.	34,939	6,470,004
MasterCard, Inc., Class A	11,530	7,757,153
Visa, Inc., Class A	130,795	24,994,925

		64,612,848

Insurance 0.5%
Everest Re Group Ltd.	26,670	3,878,085
MetLife, Inc.	67,330	3,161,143

		7,039,228

Internet & Catalog Retail 3.0%
Amazon.com, Inc.*	50,881	15,907,436
Expedia, Inc.	43,440	2,249,757
priceline.com, Inc.*	23,844	24,105,092

		42,262,285

Internet Software & Services 8.2%
eBay, Inc.*	410,310	22,891,195
Facebook, Inc., Class A*	310,190	15,583,946
Google, Inc., Class A*	71,339	62,486,543
IAC/InterActiveCorp	103,080	5,635,384
LinkedIn Corp., Class A*	14,600	3,592,476
Yahoo!, Inc.*	97,300	3,226,468
Yelp, Inc.*(a)	26,990	1,786,198

		115,202,210

Leisure Equipment & Products 0.0%†
Polaris Industries, Inc.	2,130	275,153

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	150,900	7,733,625
Thermo Fisher Scientific, Inc.	66,110	6,092,037

		13,825,662

Machinery 1.5%
Caterpillar, Inc.	84,970	7,083,949
Cummins, Inc.	77,551	10,304,201
Joy Global, Inc.(a)	19,260	983,031
Kennametal, Inc.	72,530	3,307,368

		21,678,549

Media 5.0%
CBS Corp. Non-Voting Shares, Class B	112,600	6,211,016
Charter Communications, Inc., Class A*	14,280	1,924,373
Cinemark Holdings, Inc.	94,600	3,002,604

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Comcast Corp., Class A	220,120	$9,938,418
Liberty Global PLC, Class A*	67,200	5,332,320
Omnicom Group, Inc.	112,690	7,149,053
Sirius XM Radio, Inc.(a)	1,378,900	5,336,343
Time Warner Cable, Inc.	65,240	7,280,784
Twenty-First Century Fox, Inc.	228,800	7,664,800
Viacom, Inc., Class B	142,570	11,916,001
Walt Disney Co. (The)	82,800	5,339,772

		71,095,484

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	162,740	5,383,439

Multiline Retail 0.8%
Dollar General Corp.*	127,900	7,221,234
Macy’s, Inc.	102,630	4,440,800

		11,662,034

Oil, Gas & Consumable Fuels 3.8%
Apache Corp.	104,140	8,866,480
Cabot Oil & Gas Corp.	155,120	5,789,078
Denbury Resources, Inc.*	448,940	8,264,985
Exxon Mobil Corp.	35,290	3,036,352
Marathon Petroleum Corp.	52,710	3,390,307
Noble Energy, Inc.	80,700	5,407,707
Occidental Petroleum Corp.	100,320	9,383,933
Pioneer Natural Resources Co.	27,700	5,229,760
Range Resources Corp.	61,000	4,629,290

		53,997,892

Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A	75,500	5,277,450

Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	168,930	7,818,080
Johnson & Johnson	81,420	7,058,300
Merck & Co., Inc.	207,070	9,858,603
Mylan, Inc.*	135,670	5,178,524
Pfizer, Inc.	193,707	5,561,328
Zoetis, Inc.	258,984	8,059,582

		43,534,417

Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp.	149,870	11,109,863
Public Storage	24,000	3,853,200

		14,963,063

Road & Rail 1.6%
Union Pacific Corp.	140,549	21,832,882

Semiconductors & Semiconductor Equipment 1.9%
Altera Corp.	79,820	2,966,111
Applied Materials, Inc.	274,000	4,805,960
ARM Holdings PLC, ADR-UK(a)	115,400	5,553,048
Broadcom Corp., Class A	174,010	4,526,000
Linear Technology Corp.	88,430	3,507,134
NXP Semiconductor NV*	136,500	5,079,165

		26,437,418

Software 5.2%
Activision Blizzard, Inc.	299,790	4,997,499
Aspen Technology, Inc.*	132,770	4,587,203
CommVault Systems, Inc.*	55,660	4,888,618
Microsoft Corp.	291,590	9,712,863
Oracle Corp.	569,300	18,883,681
Rovi Corp.*	178,570	3,423,187
Salesforce.com, Inc.*	271,300	14,083,183
ServiceNow, Inc.*	50,100	2,602,695
SolarWinds, Inc.*	135,150	4,738,359
Symantec Corp.	207,000	5,123,250

		73,040,538

Specialty Retail 4.9%
AutoZone, Inc.*	5,940	2,511,016
Best Buy Co., Inc.	304,960	11,436,000
Home Depot, Inc. (The)	215,100	16,315,335
O’Reilly Automotive, Inc.*	17,916	2,285,902
PetSmart, Inc.	65,050	4,960,713
Ross Stores, Inc.	115,040	8,374,912
TJX Cos., Inc.	264,230	14,899,930
Ulta Salon Cosmetics & Fragrance, Inc.*	67,300	8,039,658

		68,823,466

Textiles, Apparel & Luxury Goods 2.0%
Hanesbrands, Inc.	49,040	3,055,682
Lululemon Athletica, Inc.*(a)	48,000	3,508,320
Michael Kors Holdings Ltd.*	116,550	8,685,306
NIKE, Inc., Class B	98,400	7,147,776
Ralph Lauren Corp.	37,700	6,210,321

		28,607,405

Tobacco 2.3%
Lorillard, Inc.	118,260	5,295,683
Philip Morris International, Inc.	319,620	27,675,896

		32,971,579

Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	20,600	5,391,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Wireless Telecommunication Services 0.5%
SBA Communications Corp., Class A*	81,300	$6,541,398

Total Common Stocks (cost $1,099,849,902)		1,393,115,716

Mutual Fund 1.5%

	Shares	Market Value
Money Market Fund 1.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(b)	20,778,143	20,778,143

Total Mutual Fund (cost $20,778,143)		20,778,143

Repurchase Agreements 1.0%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $5,000,008, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $5,100,011.(c)	$5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $9,562,923, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $9,754,179.(c)	9,562,896	9,562,896

Total Repurchase Agreements (cost $14,562,896)		14,562,896

Total Investments (cost $1,135,190,941)(d) — 101.3%		1,428,456,755
Liabilities in excess of other assets — (1.3%)		(18,340,005)

NET ASSETS — 100.0%		$1,410,116,750

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $14,043,541.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $14,562,896.
(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $1,138,974,545, tax unrealized appreciation and depreciation were $299,255,188 and $(9,772,978), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,393,115,716	$—	$—	$1,393,115,716
Mutual Fund	20,778,143	—	—	20,778,143
Repurchase Agreements	—	14,562,896	—	14,562,896

Total	$1,413,893,859	$14,562,896	$—	$1,428,456,755

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 98.5%

	Shares	Market Value
AUSTRALIA 0.2%
Air Freight & Logistics 0.2%
Toll Holdings Ltd.	550,370	$2,997,820

BERMUDA 0.8%
Insurance 0.8%
Everest Re Group Ltd.	46,571	6,771,889
Validus Holdings Ltd.	164,040	6,066,199

		12,838,088

CANADA 1.1%
Metals & Mining 0.3%
Barrick Gold Corp.	250,200	4,658,724

Oil, Gas & Consumable Fuels 0.8%
Canadian Natural Resources Ltd.	414,900	13,044,456

		17,703,180

IRELAND 0.6%
Electrical Equipment 0.6%
Eaton Corp. PLC	144,600	9,954,264

ITALY 0.5%
Gas Utilities 0.5%
Snam SpA	1,546,859	7,839,615

PANAMA 0.2%
Airlines 0.2%
Copa Holdings SA, Class A	27,105	3,758,650

SINGAPORE 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Avago Technologies Ltd.	178,350	7,690,452

SOUTH KOREA 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Samsung Electronics Co., Ltd.	7,961	10,126,342

SWITZERLAND 1.2%
Capital Markets 0.6%
Julius Baer Group Ltd.*	198,427	9,265,215

Pharmaceuticals 0.6%
Roche Holding AG	36,233	9,778,322

		19,043,537

UNITED KINGDOM 1.3%
Auto Components 0.2%
Delphi Automotive PLC	44,490	2,599,106

Tobacco 0.8%
Imperial Tobacco Group PLC	361,773	13,373,855

Wireless Telecommunication Services 0.3%
Vodafone Group PLC	1,350,053	4,738,450

		20,711,411

UNITED STATES 91.5%
Aerospace & Defense 1.1%
Esterline Technologies Corp.*	20,000	1,597,800
Exelis, Inc.	236,150	3,709,917
Honeywell International, Inc.	82,180	6,824,227
Lockheed Martin Corp.	44,660	5,696,383

		17,828,327

Air Freight & Logistics 1.2%
FedEx Corp.	76,440	8,722,568
United Parcel Service, Inc., Class B	108,900	9,950,193

		18,672,761

Airlines 0.2%
Delta Air Lines, Inc.	141,140	3,329,493

Auto Components 0.5%
Johnson Controls, Inc.	199,770	8,290,455

Automobiles 1.0%
Ford Motor Co.	242,400	4,089,288
General Motors Co.*	313,770	11,286,307

		15,375,595

Beverages 1.0%
Coca-Cola Enterprises, Inc.	184,360	7,413,116
Molson Coors Brewing Co., Class B	123,400	6,186,042
PepsiCo, Inc.	39,850	3,168,075

		16,767,233

Biotechnology 0.5%
Amgen, Inc.	22,240	2,489,546
Vertex Pharmaceuticals, Inc.*	69,700	5,284,654

		7,774,200

Capital Markets 3.4%
Ameriprise Financial, Inc.	119,888	10,919,399
Goldman Sachs Group, Inc. (The)	114,744	18,153,648
Invesco Ltd.	75,740	2,416,106
LPL Financial Holdings, Inc.	175,600	6,727,236
Morgan Stanley	175,740	4,736,193
Northern Trust Corp.	113,500	6,173,265
TD Ameritrade Holding Corp.	215,700	5,647,026

		54,772,873

Chemicals 2.4%
Cabot Corp.	349,100	14,910,061
Celanese Corp. Series A	115,400	6,091,966
CF Industries Holdings, Inc.	20,246	4,268,464
LyondellBasell Industries NV, Class A	170,500	12,485,715

		37,756,206

Commercial Banks 5.0%
Comerica, Inc.	139,060	5,466,449
Fifth Third Bancorp	471,950	8,513,978
PNC Financial Services Group, Inc. (The)	247,860	17,957,457
SunTrust Banks, Inc.	195,980	6,353,672
Wells Fargo & Co.	1,004,490	41,505,526

		79,797,082

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Commercial Services & Supplies 0.2%
Pitney Bowes, Inc.(a)	136,700	$2,486,573

Communications Equipment 2.9%
Cisco Systems, Inc.	1,618,440	37,903,865
Juniper Networks, Inc.*	145,800	2,895,588
QUALCOMM, Inc.	87,670	5,905,451

		46,704,904

Computers & Peripherals 2.3%
Apple, Inc.	8,090	3,856,908
EMC Corp.	751,530	19,209,106
Hewlett-Packard Co.	362,310	7,601,264
SanDisk Corp.	42,200	2,511,322
Western Digital Corp.	64,140	4,066,476

		37,245,076

Construction & Engineering 0.7%
KBR, Inc.	245,400	8,009,856
URS Corp.	67,920	3,650,700

		11,660,556

Construction Materials 0.3%
Martin Marietta Materials, Inc.	20,220	1,984,997
Vulcan Materials Co.	42,330	2,193,118

		4,178,115

Consumer Finance 0.9%
Capital One Financial Corp.	39,990	2,748,913
Discover Financial Services	205,870	10,404,669
SLM Corp.	59,880	1,491,012

		14,644,594

Containers & Packaging 0.8%
Ball Corp.	144,500	6,485,159
Crown Holdings, Inc.*	44,820	1,894,990
Packaging Corp. of America	78,040	4,455,304

		12,835,453

Diversified Consumer Services 0.2%
DeVry, Inc.(a)	99,200	3,031,552

Diversified Financial Services 7.0%
Bank of America Corp.	1,070,620	14,774,556
Citigroup, Inc.	674,350	32,712,719
ING US, Inc.	162,950	4,759,770
JPMorgan Chase & Co.	1,040,180	53,766,903
NASDAQ OMX Group, Inc. (The)	184,257	5,912,807

		111,926,755

Diversified Telecommunication Services 0.6%
AT&T, Inc.	155,920	5,273,215
Frontier Communications Corp.(a)	1,116,930	4,657,598

		9,930,813

Electric Utilities 1.9%
American Electric Power Co., Inc.	58,200	2,522,970
Edison International	112,680	5,190,041
Entergy Corp.	145,100	9,168,869
NextEra Energy, Inc.	58,320	4,674,931
Xcel Energy, Inc.	329,300	9,091,973

		30,648,784

Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.*	83,100	4,032,843

Energy Equipment & Services 2.8%
Baker Hughes, Inc.	146,500	7,193,150
Cameron International Corp.*	86,380	5,042,001
Halliburton Co.	366,150	17,630,122
National Oilwell Varco, Inc.	190,400	14,872,144

		44,737,417

Food & Staples Retailing 1.6%
CVS Caremark Corp.	234,870	13,328,872
Kroger Co. (The)	68,490	2,762,887
Wal-Mart Stores, Inc.	129,900	9,607,404

		25,699,163

Food Products 1.0%
Archer-Daniels-Midland Co.	65,890	2,427,388
Bunge Ltd.	71,500	5,427,564
Ingredion, Inc.	39,310	2,601,143
Tyson Foods, Inc., Class A	168,210	4,756,979

		15,213,074

Health Care Equipment & Supplies 1.3%
Abbott Laboratories	98,500	3,269,215
Baxter International, Inc.	61,050	4,010,375
CareFusion Corp.*	37,210	1,373,049
Medtronic, Inc.	86,200	4,590,150
St. Jude Medical, Inc.	116,180	6,231,895
Stryker Corp.	21,810	1,474,138

		20,948,822

Health Care Providers & Services 3.1%
Aetna, Inc.	283,620	18,157,352
AmerisourceBergen Corp.	32,190	1,966,809
Cigna Corp.	87,610	6,733,705
McKesson Corp.	51,480	6,604,884
UnitedHealth Group, Inc.	149,400	10,698,534
WellPoint, Inc.	63,340	5,295,857

		49,457,141

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	132,890	4,337,530
Royal Caribbean Cruises Ltd.	77,140	2,952,919
Wyndham Worldwide Corp.	99,400	6,060,418

		13,350,867

Household Products 0.5%
Procter & Gamble Co. (The)	109,590	8,283,908

Independent Power Producers & Energy Traders 1.3%
AES Corp. (The)	502,850	6,682,877
Calpine Corp.*	103,750	2,015,863
NRG Energy, Inc.	446,880	12,213,229

		20,911,969

Industrial Conglomerates 1.3%
General Electric Co.	849,210	20,287,627

Information Technology Services 0.4%
Booz Allen Hamilton Holding Corp.	159,900	3,089,268
Computer Sciences Corp.	51,860	2,683,236

		5,772,504

Insurance 6.9%
American International Group, Inc.	576,310	28,025,955
Berkshire Hathaway, Inc., Class B*	82,469	9,361,056
Chubb Corp. (The)	57,600	5,141,376
Hartford Financial Services Group, Inc.	154,660	4,813,019
MetLife, Inc.	705,050	33,102,098
Principal Financial Group, Inc.	88,700	3,798,134
Prudential Financial, Inc.	122,710	9,568,926
Reinsurance Group of America, Inc.	164,200	10,999,758
Travelers Cos., Inc. (The)	29,830	2,528,689
Unum Group	90,200	2,745,688

		110,084,699

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Internet Software & Services 0.5%
Google, Inc., Class A*	2,590	$2,268,607
Yahoo!, Inc.*	162,090	5,374,904

		7,643,511

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	83,810	7,723,092

Machinery 0.9%
Cummins, Inc.	81,830	10,872,752
Stanley Black & Decker, Inc.	45,040	4,079,273

		14,952,025

Media 2.9%
Comcast Corp., Class A	141,960	6,409,494
News Corp., Class A*	148,480	2,384,589
Omnicom Group, Inc.	37,020	2,348,549
Time Warner Cable, Inc.	31,440	3,508,704
Time Warner, Inc.	130,430	8,583,598
Twenty-First Century Fox, Inc.	109,920	3,682,320
Viacom, Inc., Class B	117,160	9,792,233
Walt Disney Co. (The)	152,120	9,810,219

		46,519,706

Metals & Mining 0.7%
Reliance Steel & Aluminum Co.	151,400	11,093,078

Multiline Retail 1.3%
Kohl’s Corp.	163,940	8,483,895
Macy’s, Inc.	116,490	5,040,522
Nordstrom, Inc.	117,200	6,586,640

		20,111,057

Multi-Utilities 0.3%
Alliant Energy Corp.	39,440	1,954,252
Sempra Energy	41,470	3,549,832

		5,504,084

Oil, Gas & Consumable Fuels 10.7%
Anadarko Petroleum Corp.	203,560	18,929,044
Apache Corp.	70,320	5,987,045
Chevron Corp.	184,144	22,373,496
Cobalt International Energy, Inc.*	508,000	12,628,880
EOG Resources, Inc.	15,420	2,610,298
Exxon Mobil Corp.	275,970	23,744,458
Marathon Oil Corp.	81,160	2,830,861
Marathon Petroleum Corp.	98,880	6,359,962
Newfield Exploration Co.*	181,500	4,967,655
Occidental Petroleum Corp.	339,790	31,783,956
Phillips 66	81,860	4,733,145
Pioneer Natural Resources Co.	30,400	5,739,520
QEP Resources, Inc.	337,900	9,356,451
SM Energy Co.	50,000	3,859,500
Southwestern Energy Co.*	299,100	10,881,258
Valero Energy Corp.	92,360	3,154,094

		169,939,623

Personal Products 0.4%
Avon Products, Inc.	106,800	2,200,080
Nu Skin Enterprises, Inc., Class A	37,290	3,570,145

		5,770,225

Pharmaceuticals 7.2%
AbbVie, Inc.	66,450	2,972,309
Bristol-Myers Squibb Co.	330,170	15,280,268
Eli Lilly & Co.	136,470	6,868,535
Johnson & Johnson	188,323	16,325,721
Merck & Co., Inc.	637,770	30,364,230
Pfizer, Inc.	1,442,389	41,410,987

		113,222,050

Real Estate Investment Trusts (REITs) 3.0%
AvalonBay Communities, Inc.	65,800	8,362,521
Boston Properties, Inc.	65,300	6,980,570
DDR Corp.	157,770	2,478,567
Equity Lifestyle Properties, Inc.	196,200	6,704,154
Federal Realty Investment Trust	33,460	3,394,517
Hatteras Financial Corp.	189,900	3,553,029
Public Storage	29,200	4,688,060
Simon Property Group, Inc.	23,720	3,516,016
Vornado Realty Trust	33,380	2,805,923
Weyerhaeuser Co.	190,500	5,454,015

		47,937,372

Real Estate Management & Development 0.2%
Realogy Holdings Corp.*	88,500	3,807,270
Road & Rail 1.0%
Norfolk Southern Corp.	145,800	11,277,629
Swift Transportation Co.*	214,950	4,339,841
Union Pacific Corp.	6,158	956,584

		16,574,054

Semiconductors & Semiconductor Equipment 3.8%
Applied Materials, Inc.	303,700	5,326,898
First Solar, Inc.*	61,440	2,470,502
Intel Corp.	437,040	10,016,957
Lam Research Corp.*	67,660	3,463,515
Maxim Integrated Products, Inc.	336,100	10,015,780
Micron Technology, Inc.*	196,300	3,429,361
Skyworks Solutions, Inc.*	379,200	9,419,328
Texas Instruments, Inc.	280,090	11,279,225
Xilinx, Inc.	108,150	5,067,909

		60,489,475

Software 1.1%
Activision Blizzard, Inc.	578,480	9,643,261
Oracle Corp.	75,940	2,518,930
Symantec Corp.	242,510	6,002,123

		18,164,314

Specialty Retail 0.7%
Best Buy Co., Inc.	150,390	5,639,625
GNC Holdings, Inc., Class A	105,000	5,736,150

		11,375,775

Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.	29,100	3,453,879

Tobacco 0.2%
Lorillard, Inc.	64,440	2,885,623

Trading Companies & Distributors 0.5%
WESCO International, Inc.*(a)	109,100	8,349,423

		1,459,953,070

Total Common Stocks (cost $1,333,030,274)		1,572,616,429

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Exchange Traded Fund 0.1%

	Shares	Market Value
UNITED STATES 0.1%
iShares Russell 1000 Value ETF	20,180	$1,739,516

Total Exchange Traded Fund (cost $1,710,456)		1,739,516

Mutual Fund 1.1%

	Shares	Market Value
Money Market Fund 1.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(b)	17,957,286	17,957,286

Total Mutual Fund (cost $17,957,286)		17,957,286

Repurchase Agreements 0.9%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $10,000,017, collateralized by U.S. Government Agency Securities ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $10,200,022.(c)	$10,000,000	10,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $4,421,214, collateralized by U.S. Government Agency Securities, 1.13% - 5.50%, maturing 04/20/2024 - 06/20/2041; total market value $4,509,637.(c)	4,421,202	4,421,202

Total Repurchase Agreements (cost $14,421,202)		14,421,202

Total Investments (cost $1,367,119,218)(d) — 100.6%		1,606,734,433
Liabilities in excess of other assets — (0.6)%		(9,765,699)

NET ASSETS — 100.0%		$1,596,968,734

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $13,833,371.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $14,421,202.
(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $1,375,271,082, tax unrealized appreciation and depreciation were $243,694,026 and $(12,230,675), respectively.

AG	Stock Corporation
ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$17,828,327	$—	$—	$17,828,327
Air Freight & Logistics	18,672,761	2,997,820	—	21,670,581
Airlines	7,088,143	—	—	7,088,143
Auto Components	10,889,561	—	—	10,889,561
Automobiles	15,375,595	—	—	15,375,595
Beverages	16,767,233	—	—	16,767,233
Biotechnology	7,774,200	—	—	7,774,200
Capital Markets	54,772,873	9,265,215	—	64,038,088
Chemicals	37,756,206	—	—	37,756,206
Commercial Banks	79,797,082	—	—	79,797,082
Commercial Services & Supplies	2,486,573	—	—	2,486,573
Communications Equipment	46,704,904	—	—	46,704,904
Computers & Peripherals	37,245,076	—	—	37,245,076
Construction & Engineering	11,660,556	—	—	11,660,556
Construction Materials	4,178,115	—	—	4,178,115
Consumer Finance	14,644,594	—	—	14,644,594
Containers & Packaging	12,835,453	—	—	12,835,453
Diversified Consumer Services	3,031,552	—	—	3,031,552
Diversified Financial Services	111,926,755	—	—	111,926,755
Diversified Telecommunication Services	9,930,813	—	—	9,930,813
Electric Utilities	30,648,784	—	—	30,648,784
Electrical Equipment	9,954,264	—	—	9,954,264
Electronic Equipment, Instruments & Components	4,032,843	—	—	4,032,843

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$44,737,417	$—	$—	$44,737,417
Food & Staples Retailing	25,699,163	—	—	25,699,163
Food Products	15,213,074	—	—	15,213,074
Gas Utilities	—	7,839,615	—	7,839,615
Health Care Equipment & Supplies	20,948,822	—	—	20,948,822
Health Care Providers & Services	49,457,141	—	—	49,457,141
Hotels, Restaurants & Leisure	13,350,867	—	—	13,350,867
Household Products	8,283,908	—	—	8,283,908
Independent Power Producers & Energy Traders	20,911,969	—	—	20,911,969
Industrial Conglomerates	20,287,627	—	—	20,287,627
Information Technology Services	5,772,504	—	—	5,772,504
Insurance	122,922,787	—	—	122,922,787
Internet Software & Services	7,643,511	—	—	7,643,511
Life Sciences Tools & Services	7,723,092	—	—	7,723,092
Machinery	14,952,025	—	—	14,952,025
Media	46,519,706	—	—	46,519,706
Metals & Mining	15,751,802	—	—	15,751,802
Multiline Retail	20,111,057	—	—	20,111,057
Multi-Utilities	5,504,084	—	—	5,504,084
Oil, Gas & Consumable Fuels	182,984,079	—	—	182,984,079
Personal Products	5,770,225	—	—	5,770,225
Pharmaceuticals	113,222,050	9,778,322	—	123,000,372
Real Estate Investment Trusts (REITs)	47,937,372	—	—	47,937,372
Real Estate Management & Development	3,807,270	—	—	3,807,270
Road & Rail	16,574,054	—	—	16,574,054
Semiconductors & Semiconductor Equipment	68,179,927	10,126,342	—	78,306,269
Software	18,164,314	—	—	18,164,314
Specialty Retail	11,375,775	—	—	11,375,775
Textiles, Apparel & Luxury Goods	3,453,879	—	—	3,453,879
Tobacco	2,885,623	13,373,855	—	16,259,478
Trading Companies & Distributors	8,349,423	—	—	8,349,423
Wireless Telecommunication Services	—	4,738,450	—	4,738,450

Total Common Stocks	1,514,496,810	$58,119,619	$—	$1,572,616,429

Exchange Traded Fund	1,739,516	—	—	1,739,516
Mutual Fund	17,957,286	—	—	17,957,286
Repurchase Agreements	—	14,421,202	—	14,421,202

Total	1,534,193,612	$72,540,821	$—	$1,606,734,433

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 99.4%

	Shares	Market Value
ARGENTINA 0.7%
Internet Software & Services 0.7%
MercadoLibre, Inc.(a)	48,300	$6,516,153

HONG KONG 0.3%
Textiles, Apparel & Luxury Goods 0.3%
Michael Kors Holdings Ltd.*	40,000	2,980,800

IRELAND 1.2%
Biotechnology 0.3%
Alkermes PLC*	87,400	2,938,388

Life Sciences Tools & Services 0.2%
ICON PLC*	47,500	1,944,175

Pharmaceuticals 0.3%
Jazz Pharmaceuticals PLC*	32,500	2,989,025

Software 0.4%
FleetMatics Group PLC*	91,850	3,448,968

		11,320,556

NETHERLANDS 0.5%
Energy Equipment & Services 0.5%
Core Laboratories NV	19,400	3,282,674
Frank’s International NV*	50,000	1,496,500

		4,779,174

PANAMA 0.9%
Airlines 0.9%
Copa Holdings SA, Class A	57,400	7,959,658

SINGAPORE 0.7%
Semiconductors & Semiconductor Equipment 0.7%
Avago Technologies Ltd.	150,000	6,468,000

UNITED STATES 95.1%
Aerospace & Defense 2.3%
B/E Aerospace, Inc.*	182,800	13,494,296
DigitalGlobe, Inc.*	242,944	7,681,889

		21,176,185

Airlines 0.8%
Alaska Air Group, Inc.	20,000	1,252,400
Allegiant Travel Co.	59,772	6,297,578

		7,549,978

Auto Components 1.0%
BorgWarner, Inc.	90,000	9,125,100

Beverages 1.4%
Beam, Inc.	64,000	4,137,600
Constellation Brands, Inc., Class A*	154,300	8,856,820

		12,994,420

Biotechnology 5.2%
Achillion Pharmaceuticals, Inc.*	154,453	466,448
Aegerion Pharmaceuticals, Inc.*	40,500	3,471,255
Alexion Pharmaceuticals, Inc.*	40,000	4,646,400
Alnylam Pharmaceuticals, Inc.*	70,700	4,525,507
ARIAD Pharmaceuticals, Inc.*	125,700	2,312,880
BioMarin Pharmaceutical, Inc.*	104,652	7,557,967
Cepheid, Inc.*(a)	158,467	6,186,552
Cubist Pharmaceuticals, Inc.*	116,858	7,426,326
Foundation Medicine, Inc.*(a)	780	30,919
Incyte Corp., Ltd.*	50,000	1,907,500
Isis Pharmaceuticals, Inc.*(a)	32,755	1,229,623
Puma Biotechnology, Inc.*	33,400	1,792,244
Theravance, Inc.*	85,000	3,475,650
Vanda Pharmaceuticals, Inc.*	126,300	1,385,511
Vertex Pharmaceuticals, Inc.*	25,000	1,895,500

		48,310,282

Building Products 1.8%
Fortune Brands Home & Security, Inc.	402,792	16,768,231

Capital Markets 1.9%
Affiliated Managers Group, Inc.*	79,500	14,519,880
Raymond James Financial, Inc.	85,000	3,541,950

		18,061,830

Chemicals 1.3%
Airgas, Inc.	55,000	5,832,750
W.R. Grace & Co.*	73,500	6,423,900

		12,256,650

Commercial Banks 0.8%
SVB Financial Group*	22,500	1,943,325
Texas Capital Bancshares, Inc.*	118,500	5,447,445

		7,390,770

Commercial Services & Supplies 1.5%
Clean Harbors, Inc.*	107,900	6,329,414
Stericycle, Inc.*	65,000	7,501,000

		13,830,414

Communications Equipment 0.5%
F5 Networks, Inc.*	53,200	4,562,432

Computers & Peripherals 0.9%
SanDisk Corp.	27,500	1,636,525
Stratasys Ltd.*(a)	66,150	6,698,349

		8,334,874

Construction & Engineering 0.6%
Quanta Services, Inc.*	204,500	5,625,795

Construction Materials 0.2%
Headwaters, Inc.*	234,119	2,104,730

Consumer Finance 0.2%
Portfolio Recovery Associates, Inc.*	30,000	1,798,200

Containers & Packaging 0.5%
Packaging Corp. of America	83,500	4,767,015

Distributors 1.4%
LKQ Corp.*	408,670	13,020,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Diversified Financial Services 1.4%
IntercontinentalExchange, Inc.*(a)	71,472	$12,966,450

Electrical Equipment 1.8%
AMETEK, Inc.	145,000	6,672,900
Generac Holdings, Inc.	53,200	2,268,448
Roper Industries, Inc.	55,000	7,307,850

		16,249,198

Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp., Class A	27,500	2,127,950
CDW Corp.*	120,000	2,739,600
FEI Co.	76,200	6,690,360
IPG Photonics Corp.(a)	62,100	3,496,851
Trimble Navigation Ltd.*	167,500	4,976,425

		20,031,186

Energy Equipment & Services 0.8%
Cameron International Corp.*	30,000	1,751,100
Dril-Quip, Inc.*	17,500	2,008,125
Oceaneering International, Inc.	43,500	3,533,940

		7,293,165

Food & Staples Retailing 1.7%
PriceSmart, Inc.	46,900	4,466,756
Rite Aid Corp.*	1,318,200	6,274,632
Whole Foods Market, Inc.	89,000	5,206,500

		15,947,888

Food Products 1.9%
Annie’s, Inc.*(a)	108,503	5,327,497
Boulder Brands, Inc.*(a)	155,300	2,491,012
Green Mountain Coffee Roasters, Inc.*(a)	74,400	5,604,552
J.M. Smucker Co. (The)	22,500	2,363,400
WhiteWave Foods Co., Class A*	90,000	1,797,300

		17,583,761

Health Care Equipment & Supplies 1.9%
Cooper Cos., Inc. (The)	87,700	11,373,813
Wright Medical Group, Inc.*	223,274	5,822,986

		17,196,799

Health Care Providers & Services 2.0%
Catamaran Corp.*	90,000	4,135,500
DaVita HealthCare Partners, Inc.*	50,000	2,845,000
Envision Healthcare Holdings, Inc.*	183,897	4,786,839
Premier, Inc., Class A*	25,000	792,500
Team Health Holdings, Inc.*	147,400	5,592,356

		18,152,195

Health Care Technology 0.8%
Cerner Corp.*	145,000	7,619,750

Hotels, Restaurants & Leisure 1.3%
Buffalo Wild Wings, Inc.*	37,700	4,192,994
Panera Bread Co., Class A*	23,252	3,686,140
Starwood Hotels & Resorts Worldwide, Inc.	60,000	3,987,000

		11,866,134

Household Products 0.4%
Church & Dwight Co., Inc.	55,000	3,302,750

Information Technology Services 2.8%
Alliance Data Systems Corp.*	72,900	15,416,163
Vantiv, Inc., Class A*	368,316	10,290,749

		25,706,912

Insurance 0.4%
Brown & Brown, Inc.	121,700	3,906,570

Internet & Catalog Retail 0.4%
HomeAway, Inc.*(a)	141,800	3,970,400

Internet Software & Services 2.5%
Angie’s List, Inc.*(a)	147,460	3,317,850
Cornerstone OnDemand, Inc.*	116,200	5,977,328
CoStar Group, Inc.*	38,700	6,497,730
Pandora Media, Inc.*(a)	65,000	1,633,450
Shutterstock, Inc.*	18,839	1,369,972
Zillow, Inc., Class A*(a)	48,800	4,117,256

		22,913,586

Leisure Equipment & Products 0.2%
LeapFrog Enterprises, Inc.*(a)	221,682	2,088,244

Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	27,500	1,409,375
Bruker Corp.*	237,503	4,904,437
Illumina, Inc.*(a)	86,500	6,991,795

		13,305,607

Machinery 4.5%
Chart Industries, Inc.*	82,500	10,150,800
Colfax Corp.*	89,359	5,047,890
Graco, Inc.	99,400	7,361,564
Nordson Corp.	34,080	2,509,310
Pall Corp.	60,000	4,622,400
Proto Labs, Inc.*(a)	43,100	3,292,409
Wabtec Corp.	133,200	8,374,284

		41,358,657

Media 2.0%
AMC Networks, Inc., Class A*	213,100	14,593,088
Discovery Communications, Inc., Class A*	48,800	4,119,696

		18,712,784

Multiline Retail 0.6%
Dollar Tree, Inc.*	90,000	5,144,400
Tuesday Morning Corp.*	50,000	763,500

		5,907,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Oil, Gas & Consumable Fuels 3.8%
Bonanza Creek Energy, Inc.*	53,000	$2,557,780
Cabot Oil & Gas Corp.	140,000	5,224,800
Concho Resources, Inc.*	35,000	3,808,350
Goodrich Petroleum Corp.*	121,700	2,956,093
Gulfport Energy Corp.*	162,662	10,465,673
Oasis Petroleum, Inc.*	208,300	10,233,779

		35,246,475

Pharmaceuticals 1.8%
Actavis, Inc.*	32,500	4,680,000
Impax Laboratories, Inc.*	75,000	1,538,250
Mylan, Inc.*	56,800	2,168,056
Perrigo Co.(a)	32,000	3,948,160
Santarus, Inc.*	196,906	4,444,168

		16,778,634

Professional Services 4.0%
Advisory Board Co. (The)*	176,600	10,504,168
Towers Watson & Co., Class A	116,400	12,450,144
Verisk Analytics, Inc., Class A*	215,655	14,008,949

		36,963,261

Real Estate Management & Development 1.5%
CBRE Group, Inc., Class A*	265,000	6,129,450
Jones Lang LaSalle, Inc.	59,800	5,220,540
Realogy Holdings Corp.*	50,000	2,151,000

		13,500,990

Road & Rail 2.9%
Hertz Global Holdings, Inc.*	387,118	8,578,535
J.B. Hunt Transport Services, Inc.	90,000	6,563,700
Kansas City Southern	105,000	11,482,800

		26,625,035

Semiconductors & Semiconductor Equipment 1.5%
Cavium, Inc.*	211,600	8,717,920
Lam Research Corp.*	25,000	1,279,750
Microchip Technology, Inc.(a)	90,000	3,626,100

		13,623,770

Software 8.8%
ACI Worldwide, Inc.*	112,731	6,094,238
ANSYS, Inc.*	75,000	6,489,000
Aspen Technology, Inc.*	335,400	11,588,070
Citrix Systems, Inc.*	57,900	4,088,319
CommVault Systems, Inc.*	106,100	9,318,763
Concur Technologies, Inc.*(a)	35,000	3,867,500
Electronic Arts, Inc.*	75,000	1,916,250
Guidewire Software, Inc.*	128,600	6,058,346
Informatica Corp.*	92,500	3,604,725
NetSuite, Inc.*	20,000	2,158,800
Red Hat, Inc.*	40,000	1,845,600
Salesforce.com, Inc.*	80,000	4,152,800
ServiceNow, Inc.*	141,775	7,365,211
Splunk, Inc.*	134,800	8,093,392
Synopsys, Inc.*	45,000	1,696,500
Ultimate Software Group, Inc. (The)*(a)	25,200	3,714,480

		82,051,994

Specialty Retail 8.9%
Cabela’s, Inc.*	35,000	2,206,050
Conn’s, Inc.*	44,900	2,246,796
Dick’s Sporting Goods, Inc.	90,000	4,804,200
DSW, Inc., Class A	125,603	10,716,448
Finish Line, Inc. (The), Class A	159,400	3,964,278
GameStop Corp., Class A	65,000	3,227,250
GNC Holdings, Inc., Class A	83,285	4,549,860
Lithia Motors, Inc., Class A	74,300	5,420,928
Lumber Liquidators Holdings, Inc.*	54,200	5,780,430
O’Reilly Automotive, Inc.*	45,500	5,805,345
Restoration Hardware Holdings, Inc.*	61,336	3,885,636
Ross Stores, Inc.	65,200	4,746,560
Tile Shop Holdings, Inc.*	85,000	2,506,650
Tractor Supply Co.	98,000	6,582,660
Ulta Salon Cosmetics & Fragrance, Inc.*	67,882	8,109,184
Urban Outfitters, Inc.*	120,900	4,445,493
Williams-Sonoma, Inc.	75,000	4,215,000

		83,212,768

Textiles, Apparel & Luxury Goods 4.3%
Fifth & Pacific Cos., Inc.*	159,600	4,010,748
Hanesbrands, Inc.	72,500	4,517,475
Movado Group, Inc.	134,300	5,875,625
PVH Corp.	86,300	10,242,947
Skechers U.S.A., Inc., Class A*	136,900	4,258,959
Under Armour, Inc., Class A*	138,700	11,019,715

		39,925,469

Thrifts & Mortgage Finance 0.6%
Ocwen Financial Corp.*	108,100	6,028,737

Trading Companies & Distributors 1.5%
Fastenal Co.	87,500	4,396,875
United Rentals, Inc.*	168,700	9,833,523

		14,230,398

Wireless Telecommunication Services 2.2%
Crown Castle International Corp.*	62,500	4,564,375
SBA Communications Corp., Class A*	193,229	15,547,205

		20,111,580

		882,056,179

Total Common Stocks (cost $661,622,973)		922,080,520

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Mutual Fund 0.5%

	Shares	Market Value
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(b)	4,918,366	$4,918,366

Total Mutual Fund (cost $4,918,366)		4,918,366

Repurchase Agreements 7.0%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $30,000,050, collateralized by U.S. Government Agency Securities ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $30,600,067.(c)	$30,000,000	30,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $9,615,991, collateralized by U.S. Government Agency Securities ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $9,808,308.(c)	9,615,964	9,615,964
Goldman Sachs & Co., 0.02%, dated 09/24/13, due 10/01/13, repurchase price $25,000,014, collateralized by U.S. Treasury Securities ranging from 0.13% - 2.00%, maturing 01/15/16 - 04/15/18; total market value $25,500,003.(c)	25,000,000	25,000,000

Total Repurchase Agreements (cost $64,615,964)		64,615,964

Total Investments (cost $731,157,303)(d) — 106.9%		991,614,850
Liabilities in excess of other assets — (6.9)%		(64,038,508)

NET ASSETS — 100.0%		$927,576,342

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $62,556,589.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $64,615,964.
(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $732,758,732, tax unrealized appreciation and depreciation were $263,433,677 and $(4,577,559), respectively.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$922,080,520	$—	$—	$922,080,520
Mutual Fund	4,918,366	—	—	4,918,366
Repurchase Agreements	—	64,615,964	—	64,615,964

Total	$926,998,886	$64,615,964	$—	$991,614,850

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 96.8%

	Shares	Market Value
Aerospace & Defense 1.4%
Embraer SA, ADR-BR(a)	76,774	$2,492,852
General Dynamics Corp.	17,488	1,530,550
Huntington Ingalls Industries, Inc.	45,400	3,059,960
Northrop Grumman Corp.	21,308	2,029,800
Raytheon Co.	18,906	1,457,085
Textron, Inc.	106,890	2,951,233

		13,521,480

Airlines 1.2%
Delta Air Lines, Inc.	188,600	4,449,074
Southwest Airlines Co.	241,262	3,512,775
United Continental Holdings, Inc.*	120,204	3,691,465

		11,653,314

Auto Components 1.5%
Autoliv, Inc.	17,804	1,555,891
Lear Corp.	21,500	1,538,755
TRW Automotive Holdings Corp.*	126,310	9,007,166
Visteon Corp.*	42,804	3,237,695

		15,339,507

Automobiles 0.1%
Ford Motor Co.	72,930	1,230,329

Beverages 0.9%
Dr Pepper Snapple Group, Inc.	205,598	9,214,902

Biotechnology 0.5%
United Therapeutics Corp.*	60,700	4,786,195

Capital Markets 2.4%
Charles Schwab Corp. (The)	21,631	457,279
Franklin Resources, Inc.	34,366	1,737,201
Invesco Ltd.	261,592	8,344,785
Lazard Ltd., Class A	62,098	2,236,770
LPL Financial Holdings, Inc.	54,590	2,091,343
Northern Trust Corp.	163,336	8,883,845
State Street Corp.	5,384	353,998

		24,105,221

Chemicals 2.7%
Agrium, Inc.	17,972	1,510,187
CF Industries Holdings, Inc.	21,200	4,469,596
Eastman Chemical Co.	145,165	11,308,354
PPG Industries, Inc.	53,786	8,985,489

		26,273,626

Commercial Banks 6.1%
CIT Group, Inc.*	170,526	8,316,553
Comerica, Inc.	256,563	10,085,492
Commerce Bancshares, Inc.	64,913	2,843,839
Cullen/Frost Bankers, Inc.	28,488	2,009,828
Fifth Third Bancorp	486,522	8,776,857
First Republic Bank	116,200	5,418,406
Huntington Bancshares, Inc.	723,877	5,979,224
KeyCorp	85,628	976,159
M&T Bank Corp.(a)	41,278	4,619,834
PNC Financial Services Group, Inc. (The)	30,433	2,204,871
SunTrust Banks, Inc.	117,725	3,816,644
TCF Financial Corp.	256,772	3,666,704
Westamerica Bancorporation	25,622	1,274,438

		59,988,849

Commercial Services & Supplies 3.6%
ADT Corp. (The)*	143,736	5,844,306
KAR Auction Services, Inc.	135,600	3,825,276
Pitney Bowes, Inc.(a)	301,900	5,491,561
Republic Services, Inc.	316,073	10,544,195
RR Donnelley & Sons Co.(a)	297,353	4,698,177
Tyco International Ltd.	101,898	3,564,392
Waste Management, Inc.	38,985	1,607,742

		35,575,649

Communications Equipment 0.5%
Blackberry Ltd.*	196,000	1,558,200
EchoStar Corp., Class A*	72,443	3,183,145

		4,741,345

Computers & Peripherals 1.2%
NCR Corp.*	90,945	3,602,331
NetApp, Inc.	91,100	3,882,682
SanDisk Corp.	16,933	1,007,683
Western Digital Corp.	59,015	3,741,551

		12,234,247

Construction & Engineering 1.3%
Fluor Corp.	50,059	3,552,187
Jacobs Engineering Group, Inc.*	59,492	3,461,244
KBR, Inc.	26,206	855,364
URS Corp.	93,620	5,032,075

		12,900,870

Containers & Packaging 2.1%
Bemis Co., Inc.	169,940	6,629,359
Rexam PLC, ADR-UK	178,400	7,046,443
Rock Tenn Co., Class A	29,495	2,986,959
Sealed Air Corp.	75,187	2,044,335
Sonoco Products Co.	48,827	1,901,323

		20,608,419

Diversified Consumer Services 0.5%
H&R Block, Inc.	173,700	4,630,842

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services 1.5%
CenturyLink, Inc.	186,933	$5,865,958
tw telecom, inc.*	65,804	1,965,236
Windstream Holdings, Inc.(a)	855,100	6,840,800

		14,671,994

Electric Utilities 4.7%
Empire District Electric Co. (The)	46,825	1,014,229
Great Plains Energy, Inc.	193,789	4,302,116
IDACORP, Inc.	17,064	825,898
Northeast Utilities	39,534	1,630,777
NV Energy, Inc.	292,911	6,915,629
Portland General Electric Co.	63,842	1,802,260
PPL Corp.	262,000	7,959,560
Westar Energy, Inc.	370,826	11,365,817
Xcel Energy, Inc.	396,448	10,945,929

		46,762,215

Electrical Equipment 1.5%
ABB Ltd., ADR-CH*	45,449	1,072,142
Brady Corp., Class A	36,659	1,118,100
Eaton Corp. PLC	92,237	6,349,595
Regal-Beloit Corp.	24,667	1,675,629
Rockwell Automation, Inc.	40,415	4,321,980

		14,537,446

Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp., Class A	74,894	5,795,298
Avnet, Inc.	99,895	4,166,621
Dolby Laboratories, Inc., Class A(a)	163,300	5,635,483
Molex, Inc., Class A	9,472	362,588
TE Connectivity Ltd.	37,263	1,929,478

		17,889,468

Energy Equipment & Services 1.1%
C&J Energy Services, Inc.*(a)	76,365	1,533,409
Cameron International Corp.*	23,040	1,344,845
Ensco PLC, Class A	33,137	1,781,114
Helmerich & Payne, Inc.	28,298	1,951,147
Nabors Industries Ltd.	153,400	2,463,604
Noble Corp.	58,119	2,195,155

		11,269,274

Food & Staples Retailing 0.9%
Safeway, Inc.	122,100	3,905,979
Sysco Corp.	157,972	5,028,249

		8,934,228

Food Products 1.6%
ConAgra Foods, Inc.	59,395	1,802,044
General Mills, Inc.	16,002	766,816
Hillshire Brands Co.	163,878	5,037,610
J.M. Smucker Co. (The)	11,164	1,172,666
Kellogg Co.	26,944	1,582,421
Kraft Foods Group, Inc.	16,190	849,004
Mead Johnson Nutrition Co.	25,991	1,930,092
Mondelez International, Inc., Class A	37,820	1,188,304
Post Holdings, Inc.*	41,005	1,655,372

		15,984,329

Gas Utilities 1.0%
AGL Resources, Inc.	35,676	1,642,166
Laclede Group, Inc. (The)	54,955	2,472,975
Questar Corp.	176,937	3,979,313
Southwest Gas Corp.	26,115	1,305,750

		9,400,204

Health Care Equipment & Supplies 3.6%
Becton, Dickinson and Co.	19,641	1,964,493
Boston Scientific Corp.*	865,809	10,164,598
CareFusion Corp.*	105,165	3,880,588
Medtronic, Inc.	31,476	1,676,097
STERIS Corp.	35,400	1,520,784
Stryker Corp.	29,771	2,012,222
Teleflex, Inc.	37,673	3,099,734
Varian Medical Systems, Inc.*	15,330	1,145,611
Zimmer Holdings, Inc.	129,156	10,608,874

		36,073,001

Health Care Providers & Services 5.3%
AmerisourceBergen Corp.	63,000	3,849,300
Cardinal Health, Inc.	158,847	8,283,871
Cigna Corp.	146,866	11,288,121
Community Health Systems, Inc.	67,466	2,799,839
Humana, Inc.	95,017	8,867,937
LifePoint Hospitals, Inc.*	90,450	4,217,683
MEDNAX, Inc.*	37,800	3,795,120
Omnicare, Inc.	21,217	1,177,543
Patterson Cos., Inc.	52,949	2,128,550
Quest Diagnostics, Inc.	50,822	3,140,291
Universal Health Services, Inc., Class B	34,729	2,604,328

		52,152,583

Hotels, Restaurants & Leisure 0.9%
Carnival Corp.	48,625	1,587,120
CEC Entertainment, Inc.	18,730	858,958
International Game Technology	118,288	2,239,192
Penn National Gaming, Inc.*	27,060	1,498,041
Royal Caribbean Cruises Ltd.	78,988	3,023,661

		9,206,972

Household Durables 0.5%
Newell Rubbermaid, Inc.	164,622	4,527,105

Household Products 0.3%
Clorox Co. (The)	38,725	3,164,607

Industrial Conglomerates 0.2%
Koninklijke Philips NV	55,153	1,779,292

Information Technology Services 2.7%
Amdocs Ltd.	268,735	9,846,450
Global Payments, Inc.	119,300	6,093,844
Total System Services, Inc.	183,900	5,410,338
Western Union Co. (The)	268,700	5,013,942

		26,364,574

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Insurance 11.8%
ACE Ltd.	19,099	$1,786,902
Allstate Corp. (The)	172,327	8,711,130
Aon PLC	9,811	730,331
Assured Guaranty Ltd.	203,100	3,808,125
Axis Capital Holdings Ltd.	177,571	7,690,600
Chubb Corp. (The)	32,013	2,857,480
Everest Re Group Ltd.	77,477	11,265,931
Fairfax Financial Holdings Ltd.	17,400	7,091,339
Hartford Financial Services Group, Inc.	203,254	6,325,264
HCC Insurance Holdings, Inc.	184,577	8,088,164
Lincoln National Corp.	210,213	8,826,844
Loews Corp.	148,000	6,917,520
Marsh & McLennan Cos., Inc.	59,869	2,607,295
PartnerRe Ltd.	28,839	2,639,922
Principal Financial Group, Inc.	67,721	2,899,813
Progressive Corp. (The)	206,200	5,614,826
Reinsurance Group of America, Inc.	141,819	9,500,455
Symetra Financial Corp.	71,016	1,265,505
Travelers Cos., Inc. (The)	16,007	1,356,913
Unum Group	57,881	1,761,898
Validus Holdings Ltd.	99,689	3,686,499
W.R. Berkley Corp.	23,190	993,923
Willis Group Holdings PLC	35,656	1,544,975
XL Group PLC	297,695	9,174,960

		117,146,614

Internet & Catalog Retail 0.7%
Liberty Interactive Corp., Class A*	243,315	5,710,603
Liberty Ventures, Series A*	15,016	1,323,961

		7,034,564

Leisure Equipment & Products 0.1%
Hasbro, Inc.	23,941	1,128,579

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	65,169	3,339,911
Bio-Rad Laboratories, Inc., Class A*	11,130	1,308,443

		4,648,354

Machinery 1.4%
AGCO Corp.	30,602	1,848,973
Kaydon Corp.	6,231	221,325
Parker Hannifin Corp.	51,537	5,603,103
SPX Corp.	21,396	1,810,957
Trinity Industries, Inc.	50,500	2,290,175
Xylem, Inc.	64,429	1,799,502

		13,574,035

Media 1.5%
Cablevision Systems Corp., Class A	227,500	3,831,100
Interpublic Group of Cos., Inc. (The)	218,530	3,754,345
Liberty Media Corp., Series A*	41,421	6,095,100
Omnicom Group, Inc.	17,886	1,134,688

		14,815,233

Metals & Mining 0.6%
Newmont Mining Corp.	113,896	3,200,478
Nucor Corp.	53,777	2,636,148

		5,836,626

Multiline Retail 0.3%
Kohl’s Corp.	10,212	528,471
Macy’s, Inc.	24,226	1,048,259
Target Corp.	23,966	1,533,345

		3,110,075

Multi-Utilities 4.1%
Alliant Energy Corp.	141,300	7,001,415
Ameren Corp.	48,706	1,696,917
CMS Energy Corp.	297,700	7,835,464
Consolidated Edison, Inc.	57,840	3,189,298
NorthWestern Corp.	37,360	1,678,211
PG&E Corp.	63,016	2,578,615
Sempra Energy	62,409	5,342,210
Wisconsin Energy Corp.	276,570	11,167,897

		40,490,027

Office Electronics 0.1%
Xerox Corp.	85,959	884,518

Oil, Gas & Consumable Fuels 6.2%
Apache Corp.	25,941	2,208,617
Cameco Corp.(a)	27,558	497,973
Devon Energy Corp.	56,361	3,255,411
Energy XXI (Bermuda) Ltd.	128,500	3,880,700
EQT Corp.	56,043	4,972,135
HollyFrontier Corp.	98,200	4,135,202
Imperial Oil Ltd.	104,308	4,580,215
Marathon Petroleum Corp.	22,128	1,423,273
Murphy Oil Corp.	38,814	2,341,261
Noble Energy, Inc.	24,897	1,668,348
Peabody Energy Corp.	28,324	488,589
Pioneer Natural Resources Co.	17,696	3,341,005
Southwestern Energy Co.*	187,919	6,836,493
Spectra Energy Corp.	125,670	4,301,684
Valero Energy Corp.	68,300	2,332,445
Whiting Petroleum Corp.*	49,940	2,988,909
Williams Cos., Inc. (The)	130,900	4,759,524
Williams Partners LP	48,946	2,588,265
World Fuel Services Corp.	131,700	4,913,727

		61,513,776

Paper & Forest Products 0.5%
Domtar Corp.	23,184	1,841,273
International Paper Co.	76,895	3,444,896

		5,286,169

Personal Products 0.1%
Avon Products, Inc.	62,422	1,285,893

Pharmaceuticals 1.4%
Actavis, Inc.*	46,566	6,705,504
Hospira, Inc.*	71,268	2,795,131
Mallinckrodt PLC*	55,587	2,450,831
Questcor Pharmaceuticals, Inc.	41,200	2,389,600

		14,341,066

Real Estate Investment Trusts (REITs) 3.3%
American Tower Corp.	23,919	1,773,115
Annaly Capital Management, Inc.	1,044,003	12,089,555

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Boston Properties, Inc.	7,370	$787,853
Corrections Corp. of America	98,029	3,386,902
Equity Lifestyle Properties, Inc.	37,147	1,269,313
Federal Realty Investment Trust	15,790	1,601,895
General Growth Properties, Inc.	58,099	1,120,730
Hospitality Properties Trust	43,547	1,232,380
Omega Healthcare Investors, Inc.	37,380	1,116,541
Piedmont Office Realty Trust, Inc., Class A	212,762	3,693,548
Rayonier, Inc.	87,800	4,886,070

		32,957,902

Road & Rail 1.7%
Heartland Express, Inc.	120,061	1,703,666
J.B. Hunt Transport Services, Inc.	73,476	5,358,605
Kansas City Southern	91,676	10,025,687

		17,087,958

Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	63,634	2,993,980
Applied Materials, Inc.	228,663	4,010,749
Avago Technologies Ltd.	41,970	1,809,746
Infineon Technologies AG, ADR-DE(a)	133,699	1,334,316
KLA-Tencor Corp.	99,084	6,029,261
Lam Research Corp.*	109,700	5,615,543
LSI Corp.	458,989	3,589,294
Maxim Integrated Products, Inc.	58,170	1,733,466
Microchip Technology, Inc.(a)	86,017	3,465,625
Micron Technology, Inc.*	90,000	1,572,300
NVIDIA Corp.	276,400	4,300,784
ON Semiconductor Corp.*	110,392	805,862
Teradyne, Inc.*	534,462	8,829,312
United Microelectronics Corp., ADR-TW(a)	1,033,079	2,128,143

		48,218,381

Software 0.6%
Autodesk, Inc.*	11,442	471,067
CA, Inc.	152,200	4,515,774
Symantec Corp.	26,024	644,094

		5,630,935

Specialty Retail 1.6%
Abercrombie & Fitch Co., Class A	129,900	4,594,563
Bed Bath & Beyond, Inc.*	9,927	767,953
CST Brands, Inc.(a)	10,294	306,761
Gap, Inc. (The)	56,222	2,264,622
Lowe’s Cos., Inc.	44,631	2,124,882
Staples, Inc.	373,900	5,477,635

		15,536,416

Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.	18,003	981,704

Thrifts & Mortgage Finance 0.4%
Capitol Federal Financial, Inc.	69,309	861,511
People’s United Financial, Inc.	226,449	3,256,337

		4,117,848

Tobacco 0.1%
Lorillard, Inc.	31,290	1,401,166

Water Utilities 0.8%
American Water Works Co., Inc.	196,700	8,119,776

Wireless Telecommunication Services 0.4%
Rogers Communications, Inc., Class B	38,279	1,645,917
T-Mobile US, Inc.*	90,400	2,347,688

		3,993,605

Total Common Stocks (cost $808,467,671)		958,663,307

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Kinder Morgan, Inc., expiring 5/25/2017*	55,194	274,314

Total Warrant (cost $31,299)		274,314

Exchange Traded Fund 1.1%

	Shares	Market Value
Equity 1.1%
iShares Russell Mid-Cap Value ETF	177,363	10,801,407

Total Exchange Traded Fund (cost $9,341,082)		10,801,407

Mutual Fund 2.1%

	Shares	Market Value
Money Market Fund 2.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(b)	20,612,703	20,612,703

Total Mutual Fund (cost $20,612,703)		20,612,703

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Repurchase Agreements 2.7%
	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $15,000,025, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $15,300,033.(c)	$15,000,000	$15,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $11,923,542, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $12,162,010.(c)	11,923,509	11,923,509

Total Repurchase Agreements (cost $26,923,509)		26,923,509

Total Investments (cost $865,376,264)(d) — 102.7%		1,017,275,240
Liabilities in excess of other assets — (2.7%)		(26,859,768)

NET ASSETS — 100.0%		$990,415,472

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $26,097,731.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $26,923,509.
(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $878,629,577, tax unrealized appreciation and depreciation were $148,627,307 and $(9,981,644), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
BR	Brazil
CH	Switzerland
DE	Germany
ETF	Exchange Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
TW	Taiwan
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

At September 30, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	JPMorgan Chase Bank	10/31/13	(5,408,849)	$(5,246,725)	$(5,247,240)	$(515)
Euro	UBS AG	10/31/13	(1,172,575)	(1,585,970)	(1,586,438)	(468)
Swiss Franc	Credit Suisse International	10/31/13	(836,808)	(917,321)	(925,546)	(8,225)

Total Short Contracts				$(7,750,016)	$(7,759,224)	$(9,208)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	UBS AG	10/31/13	27,061	$36,593	$36,613	$20

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$13,521,480	$—	$—	$13,521,480
Airlines	11,653,314	—	—	11,653,314
Auto Components	15,339,507	—	—	15,339,507
Automobiles	1,230,329	—	—	1,230,329
Beverages	9,214,902	—	—	9,214,902
Biotechnology	4,786,195	—	—	4,786,195
Capital Markets	24,105,221	—	—	24,105,221
Chemicals	26,273,626	—	—	26,273,626
Commercial Banks	59,988,849	—	—	59,988,849
Commercial Services & Supplies	35,575,649	—	—	35,575,649
Communications Equipment	4,741,345	—	—	4,741,345
Computers & Peripherals	12,234,247	—	—	12,234,247
Construction & Engineering	12,900,870	—	—	12,900,870
Containers & Packaging	20,608,419	—	—	20,608,419
Diversified Consumer Services	4,630,842	—	—	4,630,842
Diversified Telecommunication Services	14,671,994	—	—	14,671,994
Electric Utilities	46,762,215	—	—	46,762,215
Electrical Equipment	14,537,446	—	—	14,537,446
Electronic Equipment, Instruments & Components	17,889,468	—	—	17,889,468
Energy Equipment & Services	11,269,274	—	—	11,269,274
Food & Staples Retailing	8,934,228	—	—	8,934,228
Food Products	15,984,329	—	—	15,984,329
Gas Utilities	9,400,204	—	—	9,400,204
Health Care Equipment & Supplies	36,073,001	—	—	36,073,001
Health Care Providers & Services	52,152,583	—	—	52,152,583

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$9,206,972	$—	$—	$9,206,972
Household Durables	4,527,105	—	—	4,527,105
Household Products	3,164,607	—	—	3,164,607
Industrial Conglomerates	—	1,779,292	—	1,779,292
Information Technology Services	26,364,574	—	—	26,364,574
Insurance	117,146,614	—	—	117,146,614
Internet & Catalog Retail	7,034,564	—	—	7,034,564
Leisure Equipment & Products	1,128,579	—	—	1,128,579
Life Sciences Tools & Services	4,648,354	—	—	4,648,354
Machinery	13,574,035	—	—	13,574,035
Media	14,815,233	—	—	14,815,233
Metals & Mining	5,836,626	—	—	5,836,626
Multiline Retail	3,110,075	—	—	3,110,075
Multi-Utilities	40,490,027	—	—	40,490,027
Office Electronics	884,518	—	—	884,518
Oil, Gas & Consumable Fuels	61,513,776	—	—	61,513,776
Paper & Forest Products	5,286,169	—	—	5,286,169
Personal Products	1,285,893	—	—	1,285,893
Pharmaceuticals	14,341,066	—	—	14,341,066
Real Estate Investment Trusts (REITs)	32,957,902	—	—	32,957,902
Road & Rail	17,087,958	—	—	17,087,958
Semiconductors & Semiconductor Equipment	48,218,381	—	—	48,218,381
Software	5,630,935	—	—	5,630,935
Specialty Retail	15,536,416	—	—	15,536,416
Textiles, Apparel & Luxury Goods	981,704	—	—	981,704
Thrifts & Mortgage Finance	4,117,848	—	—	4,117,848
Tobacco	1,401,166	—	—	1,401,166
Water Utilities	8,119,776	—	—	8,119,776
Wireless Telecommunication Services	3,993,605	—	—	3,993,605

Total Common Stocks	$956,884,015	$1,779,292	$—	$958,663,307

Exchange Traded Fund	10,801,407	—	—	10,801,407
Forward Foreign Currency Contracts	—	20	—	20
Mutual Fund	20,612,703	—	—	20,612,703
Repurchase Agreements	—	26,923,509	—	26,923,509
Warrant	274,314	—	—	274,314

Total Assets	$988,572,439	$28,702,821	$—	$1,017,275,260

Liabilities:
Forward Foreign Currency Contracts	—	(9,208)	—	(9,208)

Total Liabilities	$—	$(9,208)	$—	$(9,208)

Total	$988,572,439	$28,693,613	$—	$1,017,266,052

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts and forward foreign currency contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

At September 30, 2013, the Fund had no open futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$20

Total		$20

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(9,208)

Total		$(9,208)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 99.5%

	Shares	Market Value
Aerospace & Defense 2.7%
Astronics Corp.*	13,722	$682,121
Esterline Technologies Corp.*	5,785	462,164
HEICO Corp.	23,245	1,574,616
Hexcel Corp.*	40,070	1,554,716
Moog, Inc., Class A*	11,400	668,838
Teledyne Technologies, Inc.*	9,300	789,849

		5,732,304

Auto Components 1.5%
American Axle & Manufacturing Holdings, Inc.*	25,400	500,888
Dana Holding Corp.	37,540	857,414
Dorman Products, Inc.	12,360	612,438
Tenneco, Inc.*	26,455	1,335,977

		3,306,717

Biotechnology 5.2%
Acorda Therapeutics, Inc.*	16,865	578,132
Aegerion Pharmaceuticals, Inc.*	9,190	787,675
Agios Pharmaceuticals, Inc.*(a)	11,730	327,971
Alkermes PLC*	28,385	954,304
Alnylam Pharmaceuticals, Inc.*	10,230	654,822
Cubist Pharmaceuticals, Inc.*	27,885	1,772,092
Exelixis, Inc.*(a)	97,695	568,585
Foundation Medicine, Inc.*(a)	1,640	65,010
Hyperion Therapeutics, Inc.*	19,695	514,630
ImmunoGen, Inc.*	34,645	589,658
Infinity Pharmaceuticals, Inc.*	19,420	338,879
Ironwood Pharmaceuticals, Inc.*	35,246	417,665
NPS Pharmaceuticals, Inc.*	62,910	2,001,167
Puma Biotechnology, Inc.*	9,825	527,209
Seattle Genetics, Inc.*(a)	10,095	442,464
TESARO, Inc.*	15,650	606,281

		11,146,544

Building Products 2.0%
A.O. Smith Corp.	52,410	2,368,932
AAON, Inc.	16,500	438,240
American Woodmark Corp.*	18,640	645,876
Lennox International, Inc.	10,715	806,411

		4,259,459

Capital Markets 1.6%
Artisan Partners Asset Management, Inc.	11,450	599,522
Evercore Partners, Inc., Class A	11,590	570,576
Financial Engines, Inc.	17,180	1,021,179
HFF, Inc., Class A	13,200	330,660
Virtus Investment Partners, Inc.*	3,040	494,426
Walter Investment Management Corp.*	9,580	378,793

		3,395,156

Chemicals 1.1%
Olin Corp.	24,020	554,141
OMNOVA Solutions, Inc.*	48,915	418,223
PolyOne Corp.	46,225	1,419,570

		2,391,934

Commercial Banks 2.7%
First Financial Holdings, Inc.	7,530	415,355
First Merchants Corp.	24,440	423,545
Flushing Financial Corp.	18,735	345,661
Home BancShares, Inc.	18,890	573,689
PrivateBancorp, Inc.	28,950	619,530
Signature Bank*	14,510	1,327,955
Umpqua Holdings Corp.(a)	29,490	478,328
Western Alliance Bancorp*	56,100	1,061,973
Wintrust Financial Corp.	14,695	603,524

		5,849,560

Commercial Services & Supplies 1.1%
Deluxe Corp.	20,040	834,867
Mobile Mini, Inc.*	42,720	1,455,043

		2,289,910

Communications Equipment 1.2%
Oplink Communications, Inc.*	26,735	503,153
Plantronics, Inc.	22,230	1,023,691
Ubiquiti Networks, Inc.(a)	29,970	1,006,692

		2,533,536

Computers & Peripherals 0.7%
Stratasys Ltd.*(a)	14,340	1,452,068

Construction Materials 1.0%
Caesarstone Sdot-Yam Ltd.*	16,830	768,794
Eagle Materials, Inc.	11,900	863,345
Headwaters, Inc.*	62,535	562,190

		2,194,329

Consumer Finance 0.9%
Credit Acceptance Corp.*	3,950	437,700
DFC Global Corp.*	34,205	375,913
Portfolio Recovery Associates, Inc.*	20,030	1,200,598

		2,014,211

Containers & Packaging 0.7%
Graphic Packaging Holding Co.*	90,455	774,295
Silgan Holdings, Inc.	14,915	701,005

		1,475,300

Distributors 0.4%
Core-Mark Holding Co., Inc.	14,000	930,160

Diversified Consumer Services 0.4%
Sotheby’s	17,875	878,199

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Financial Services 0.2%
MarketAxess Holdings, Inc.	7,070	$424,483

Electric Utilities 0.3%
UNS Energy Corp.	12,430	579,487

Electrical Equipment 1.7%
Acuity Brands, Inc.	10,510	967,130
AZZ, Inc.	15,645	654,900
Franklin Electric Co., Inc.	10,580	416,852
Generac Holdings, Inc.	18,900	805,896
GrafTech International Ltd.*(a)	28,760	243,022
Polypore International, Inc.*(a)	14,215	582,388

		3,670,188

Electronic Equipment, Instruments & Components 1.7%
Belden, Inc.	7,680	491,904
CDW Corp.*	22,340	510,022
Cognex Corp.	23,280	730,061
Coherent, Inc.	4,560	280,212
FEI Co.	11,005	966,239
Methode Electronics, Inc.	26,380	738,640

		3,717,078

Energy Equipment & Services 1.2%
Atwood Oceanics, Inc.*	9,050	498,112
Dril-Quip, Inc.*	12,630	1,449,293
Helix Energy Solutions Group, Inc.*	24,020	609,387

		2,556,792

Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	16,855	1,238,842
Fairway Group Holdings Corp.*(a)	11,220	286,783
Natural Grocers by Vitamin Cottage, Inc.*(a)	19,330	767,401
Sprouts Farmers Market, Inc.*	10,030	445,232

		2,738,258

Food Products 0.9%
Annie’s, Inc.*(a)	11,340	556,794
Boulder Brands, Inc.*(a)	48,370	775,855
Darling International, Inc.*	33,360	705,897

		2,038,546

Health Care Equipment & Supplies 4.2%
Atrion Corp.	2,035	526,617
Cooper Cos., Inc. (The)	8,120	1,053,083
Cyberonics, Inc.*	12,425	630,445
DexCom, Inc.*	73,123	2,064,262
Globus Medical, Inc., Class A*	38,400	670,464
HeartWare International, Inc.*	5,445	398,628
ICU Medical, Inc.*	12,120	823,312
Insulet Corp.*	28,150	1,020,156
Spectranetics Corp.*	32,960	553,069
Vascular Solutions, Inc.*	39,660	666,288
West Pharmaceutical Services, Inc.	13,880	571,162

		8,977,486

Health Care Providers & Services 4.6%
Acadia Healthcare Co., Inc.*	25,990	1,024,786
Capital Senior Living Corp.*	28,840	609,966
Centene Corp.*	19,100	1,221,636
Corvel Corp.*	18,050	667,309
ExamWorks Group, Inc.*	29,640	770,344
HealthSouth Corp.	29,555	1,019,056
MWI Veterinary Supply, Inc.*	6,600	985,776
Team Health Holdings, Inc.*	39,880	1,513,047
U.S. Physical Therapy, Inc.	23,505	730,535
WellCare Health Plans, Inc.*	17,730	1,236,490

		9,778,945

Health Care Technology 0.8%
HealthStream, Inc.*	14,230	539,032
Medidata Solutions, Inc.*	11,060	1,094,166

		1,633,198

Hotels, Restaurants & Leisure 3.8%
Bloomin’ Brands, Inc.*	41,235	973,558
Brinker International, Inc.	18,805	762,167
Buffalo Wild Wings, Inc.*	21,155	2,352,859
Chuy’s Holdings, Inc.*	18,370	659,299
Del Frisco’s Restaurant Group, Inc.*	22,740	458,666
Fiesta Restaurant Group, Inc.*	17,720	667,335
Ignite Restaurant Group, Inc.*	36,035	559,263
Marriott Vacations Worldwide Corp.*	17,870	786,280
Multimedia Games Holding Co., Inc.*	23,800	822,290
Noodles & Co.*(a)	2,150	91,741

		8,133,458

Household Durables 0.7%
La-Z-Boy, Inc.	40,030	909,081
Taylor Morrison Home Corp., Class A*	22,310	505,322

		1,414,403

Information Technology Services 2.7%
Blackhawk Network Holdings, Inc.*	21,380	513,761
Cass Information Systems, Inc.	16,690	890,745
ExlService Holdings, Inc.*	9,800	279,104
Heartland Payment Systems, Inc.(a)	22,915	910,184
Higher One Holdings, Inc.*	55,545	426,030
MAXIMUS, Inc.	16,440	740,458
Sapient Corp.*	60,510	942,141
WEX, Inc.*	12,254	1,075,288

		5,777,711

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Insurance 0.7%
AMERISAFE, Inc.	16,800	$596,568
ProAssurance Corp.	9,150	412,299
Protective Life Corp.	14,005	595,913

		1,604,780

Internet & Catalog Retail 0.7%
HomeAway, Inc.*(a)	8,510	238,280
HSN, Inc.	18,080	969,450
RetailMeNot, Inc.*	7,250	257,882

		1,465,612

Internet Software & Services 6.0%
Benefitfocus, Inc.*	3,630	178,451
Carbonite, Inc.*	28,000	420,000
Cornerstone OnDemand, Inc.*	41,440	2,131,673
CoStar Group, Inc.*	11,170	1,875,443
Cvent, Inc.*	2,900	101,993
j2 Global, Inc.	25,145	1,245,180
LivePerson, Inc.*	40,070	378,261
OpenTable, Inc.*	14,080	985,318
Pandora Media, Inc.*	22,330	561,153
Shutterstock, Inc.*(a)	16,240	1,180,973
SPS Commerce, Inc.*	9,890	661,839
Tremor Video, Inc.*	21,200	195,676
Web.com Group, Inc.*	47,700	1,542,618
Xoom Corp.*	5,110	162,549
Yelp, Inc.*(a)	10,160	672,389
Zillow, Inc., Class A*(a)	7,070	596,496

		12,890,012

Leisure Equipment & Products 0.6%
Arctic Cat, Inc.	13,300	758,765
LeapFrog Enterprises, Inc.*(a)	56,545	532,654

		1,291,419

Life Sciences Tools & Services 1.5%
Bruker Corp.*	39,900	823,935
ICON PLC*	36,940	1,511,954
PAREXEL International Corp.*	18,725	940,557

		3,276,446

Machinery 3.9%
Altra Holdings, Inc.	21,680	583,409
Chart Industries, Inc.*	17,285	2,126,746
Lindsay Corp.	7,150	583,583
Middleby Corp. (The)*	7,500	1,566,825
Proto Labs, Inc.*(a)	12,140	927,375
Sun Hydraulics Corp.	13,835	501,519
Trimas Corp.*	14,225	530,592
Wabtec Corp.	24,960	1,569,235

		8,389,284

Media 1.2%
Lions Gate Entertainment Corp.*	41,730	1,462,637
Nexstar Broadcasting Group, Inc., Class A	15,060	670,245
Sinclair Broadcast Group, Inc., Class A	16,070	538,666

		2,671,548

Oil, Gas & Consumable Fuels 4.7%
Athlon Energy, Inc.*	9,200	300,840
Bonanza Creek Energy, Inc.*	15,690	757,199
Diamondback Energy, Inc.*	18,890	805,470
Energy XXI (Bermuda) Ltd.	28,310	854,962
EPL Oil & Gas, Inc.*	16,545	613,985
Gulfport Energy Corp.*	11,400	733,476
Jones Energy, Inc., Class A*	29,700	487,377
Kodiak Oil & Gas Corp.*	32,770	395,206
Oasis Petroleum, Inc.*	30,730	1,509,765
PBF Energy, Inc.(a)	21,505	482,787
Rex Energy Corp.*	62,780	1,399,994
Rosetta Resources, Inc.*	20,300	1,105,538
SemGroup Corp., Class A	12,430	708,759

		10,155,358

Paper & Forest Products 0.3%
KapStone Paper and Packaging Corp.	15,140	647,992

Personal Products 0.7%
Elizabeth Arden, Inc.*	18,890	697,419
Prestige Brands Holdings, Inc.*	23,850	718,362

		1,415,781

Pharmaceuticals 2.2%
Akorn, Inc.*	20,390	401,275
Cadence Pharmaceuticals, Inc.*	60,675	382,859
Jazz Pharmaceuticals PLC*	8,340	767,030
Medicines Co. (The)*	49,460	1,657,899
Salix Pharmaceuticals Ltd.*	13,760	920,269
Santarus, Inc.*	27,170	613,227

		4,742,559

Professional Services 2.9%
Advisory Board Co. (The)*	18,230	1,084,321
Exponent, Inc.	12,810	920,270
GP Strategies Corp.*	23,595	618,661
On Assignment, Inc.*	79,785	2,632,905
WageWorks, Inc.*	20,560	1,037,252

		6,293,409

Real Estate Investment Trusts (REITs) 1.2%
Colonial Properties Trust	18,845	423,824
CoreSite Realty Corp.	17,225	584,616
Glimcher Realty Trust	45,729	445,858
Ramco-Gershenson Properties Trust	25,580	394,188
Sunstone Hotel Investors, Inc.	50,660	645,408

		2,493,894

Real Estate Management & Development 0.3%
Altisource Residential Corp.	24,075	553,243

Road & Rail 1.7%
Avis Budget Group, Inc.*	31,010	894,018
Celadon Group, Inc.	22,950	428,476
Genesee & Wyoming, Inc., Class A*	13,880	1,290,424
Marten Transport Ltd.	24,892	426,898
Roadrunner Transportation Systems, Inc.*	22,950	648,108

		3,687,924

Semiconductors & Semiconductor Equipment 2.4%
Cavium, Inc.*	20,740	854,488
GT Advanced Technologies, Inc.*(a)	57,110	486,006
Mindspeed Technologies, Inc.*(a)	69,395	210,961
Monolithic Power Systems, Inc.	55,290	1,674,181

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Nanometrics, Inc.*	30,065	$484,648
SunEdison, Inc.*	89,865	716,224
Ultratech, Inc.*	20,500	621,150

		5,047,658

Software 12.1%
Aspen Technology, Inc.*	74,850	2,586,068
CommVault Systems, Inc.*	30,695	2,695,942
Fair Isaac Corp.	18,580	1,027,102
FireEye, Inc.*	1,520	63,126
FleetMatics Group PLC*	43,585	1,636,617
Guidewire Software, Inc.*	43,130	2,031,854
Imperva, Inc.*	44,725	1,879,345
Infoblox, Inc.*	37,470	1,566,995
Interactive Intelligence Group, Inc.*	17,090	1,085,044
Manhattan Associates, Inc.*	10,750	1,026,088
Mitek Systems, Inc.*(a)	63,330	328,049
Model N, Inc.*	32,420	320,958
Netscout Systems, Inc.*	23,655	604,858
PTC, Inc.*	30,405	864,414
Qlik Technologies, Inc.*	50,385	1,725,182
Rally Software Development Corp.*	7,450	223,202
ServiceNow, Inc.*	18,530	962,634
Silver Spring Networks, Inc.*(a)	9,060	157,010
Solera Holdings, Inc.	7,465	394,675
Splunk, Inc.*	20,920	1,256,037
Tableau Software, Inc., Class A*	4,360	310,606
Tyler Technologies, Inc.*	12,490	1,092,500
Ultimate Software Group, Inc. (The)*	14,810	2,182,994

		26,021,300

Specialty Retail 5.7%
Asbury Automotive Group, Inc.*	34,870	1,855,084
Conn’s, Inc.*	31,910	1,596,776
DSW, Inc., Class A	11,005	938,947
Five Below, Inc.*(a)	27,030	1,182,563
Group 1 Automotive, Inc.	9,985	775,635
Lithia Motors, Inc., Class A	27,120	1,978,675
Lumber Liquidators Holdings, Inc.*(a)	15,320	1,633,878
Mattress Firm Holding Corp.*	19,700	626,460
Pier 1 Imports, Inc.	43,885	856,635
Restoration Hardware Holdings, Inc.*	9,360	592,956
Tile Shop Holdings, Inc.*	8,910	262,756

		12,300,365

Textiles, Apparel & Luxury Goods 1.4%
Fifth & Pacific Cos., Inc.*	36,115	907,570
Steven Madden Ltd.*	39,990	2,152,662

		3,060,232

Thrifts & Mortgage Finance 0.2%
EverBank Financial Corp.	30,835	461,908

Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	12,945	666,667
Beacon Roofing Supply, Inc.*	18,060	665,872
H&E Equipment Services, Inc.*	63,980	1,699,309
United Rentals, Inc.*	12,830	747,861

		3,779,709

Total Common Stocks (cost $169,845,760)		213,539,853

Exchange Traded Fund 0.5%

	Shares	Market Value
Equity Fund 0.5%
iShares Russell 2000 Growth ETF	8,110	1,020,563

Total Exchange Traded Fund (cost $1,022,793)		1,020,563

Mutual Fund 1.4%

	Shares	Market Value
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(b)	2,992,362	2,992,362

Total Mutual Fund (cost $2,992,362)		2,992,362

Repurchase Agreements 6.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $10,000,017, collateralized by U.S. Government Agency Securities ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $10,200,022.(c)	$10,000,000	$10,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $3,608,500, collateralized by U.S. Government Agency Securities ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $3,680,669.(c)	3,608,490	3,608,490

Total Repurchase Agreements (cost $13,608,490)		13,608,490

Total Investments (cost $187,469,405)(d) — 107.7%		231,161,268
Liabilities in excess of other assets — (7.7%)		(16,517,861)

NET ASSETS — 100.0%		$214,643,407

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $13,213,270.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $13,608,490.
(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $187,652,712, tax unrealized appreciation and depreciation were $46,287,880 and $(2,779,324), respectively.

ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$213,539,853	$—	$—	$213,539,853
Exchange Traded Fund	1,020,563	—	—	1,020,563
Mutual Fund	2,992,362	—	—	2,992,362
Repurchase Agreements	—	13,608,490	—	13,608,490

Total	$217,552,778	$13,608,490	$—	$231,161,268

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 99.2%

	Shares	Market Value
Aerospace & Defense 2.2%
AAR Corp.	66,900	$1,828,377
Curtiss-Wright Corp.	52,500	2,465,400
Engility Holdings, Inc.*	24,200	767,866
Esterline Technologies Corp.*	11,500	918,735
Hexcel Corp.*	55,420	2,150,296
LMI Aerospace, Inc.*	27,900	372,744
Moog, Inc., Class A*	3,475	203,878
Triumph Group, Inc.	34,400	2,415,568

		11,122,864

Air Freight & Logistics 0.1%
Pacer International, Inc.*	29,100	180,129
Park-Ohio Holdings Corp.*	9,600	368,832

		548,961

Airlines 1.0%
Republic Airways Holdings, Inc.*	284,200	3,381,980
SkyWest, Inc.	134,100	1,947,132

		5,329,112

Auto Components 0.7%
Cooper Tire & Rubber Co.	6,200	190,960
Dana Holding Corp.	90,250	2,061,310
Remy International, Inc.	17,000	344,080
Stoneridge, Inc.*	105,800	1,143,698

		3,740,048

Biotechnology 1.4%
Agios Pharmaceuticals, Inc.*(a)	2,000	55,920
Alkermes PLC*	83,451	2,805,623
Celldex Therapeutics, Inc.*(a)	43,700	1,548,291
FivePrime Therapeutics, Inc.*	18,900	247,590
Foundation Medicine, Inc.*(a)	4,400	174,416
OncoMed Pharmaceuticals, Inc.*(a)	6,700	102,577
Onconova Therapeutics, Inc.*	8,200	217,054
Ophthotech Corp.*(a)	6,800	202,028
Progenics Pharmaceuticals, Inc.*	24,900	125,247
Puma Biotechnology, Inc.*	18,500	992,710
TESARO, Inc.*	18,900	732,186

		7,203,642

Building Products 1.0%
Armstrong World Industries, Inc.*	54,660	3,004,114
Simpson Manufacturing Co., Inc.	66,630	2,170,139

		5,174,253

Capital Markets 2.3%
American Capital Ltd.*	50,700	697,125
Apollo Investment Corp.	102,920	838,798
Arlington Asset Investment Corp., Class A(a)	73,400	1,745,452
Artisan Partners Asset Management, Inc.	5,000	261,800
BGC Partners, Inc., Class A	85,500	483,075
Cowen Group, Inc., Class A*	213,333	735,999
Diamond Hill Investment Group, Inc.	15,360	1,642,752
Fidus Investment Corp.(a)	9,667	187,540
Gladstone Capital Corp.	11,700	102,141
Investment Technology Group, Inc.*	11,000	172,920
KCAP Financial, Inc.(a)	30,038	269,741
Manning & Napier, Inc.	8,600	143,448
MCG Capital Corp.	44,172	222,627
Piper Jaffray Cos.*	36,300	1,244,727
Prospect Capital Corp.(a)	129,492	1,447,720
Waddell & Reed Financial, Inc., Class A	34,900	1,796,652

		11,992,517

Chemicals 2.6%
A. Schulman, Inc.	30,900	910,314
Axiall Corp.	33,600	1,269,744
Chemtura Corp.*	94,439	2,171,153
Flotek Industries, Inc.*	98,850	2,273,550
FutureFuel Corp.	3,000	53,880
GSE Holding, Inc.*	11,000	22,880
H.B. Fuller Co.	7,000	316,330
Innophos Holdings, Inc.	24,850	1,311,583
Innospec, Inc.	3,300	153,978
Koppers Holdings, Inc.	6,600	281,490
Methanex Corp.	54,898	2,814,620
Minerals Technologies, Inc.	28,600	1,411,982
Zep, Inc.	24,400	396,744

		13,388,248

Commercial Banks 12.2%
1st Source Corp.	3,900	104,988
Bancfirst Corp.	4,700	254,129
Banco Latinoamericano de Comercio Exterior SA, Class E	14,300	356,356
Bank of Hawaii Corp.	44,260	2,409,957
Bank of Kentucky Financial Corp. (The)	3,000	81,930
BankUnited, Inc.	98,590	3,075,022
Banner Corp.	11,600	442,656
BBCN Bancorp, Inc.	21,300	293,088
BNC Bancorp(a)	5,900	78,706
Boston Private Financial Holdings, Inc.	17,500	194,250
Camden National Corp.	3,000	122,700
Cardinal Financial Corp.	52,200	862,866
Cathay General Bancorp	21,300	497,781
Center Bancorp, Inc.	4,700	66,928
Chemical Financial Corp.	9,255	258,400
Citizens & Northern Corp.	15,100	301,094
City Holding Co.	17,000	735,080

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
CoBiz Financial, Inc.	24,400	$235,704
Columbia Banking System, Inc.	9,817	242,480
Community Bank System, Inc.	10,000	341,200
Community Trust Bancorp, Inc.	15,670	636,045
CommunityOne Bancorp*	14,000	138,320
CVB Financial Corp.	230,148	3,111,601
East West Bancorp, Inc.	13,900	444,105
Enterprise Financial Services Corp.	34,900	585,622
Fidelity Southern Corp.	32,900	504,686
Financial Institutions, Inc.	18,200	372,372
First Bancorp	7,000	101,150
First Bancorp, Inc.	1,800	30,204
First BanCorp, Puerto Rico*	46,100	261,848
First Busey Corp.	44,600	232,366
First Commonwealth Financial Corp.	140,300	1,064,877
First Community Bancshares, Inc.	26,700	436,545
First Financial Bancorp	27,900	423,243
First Financial Corp.	5,400	170,478
First Financial Holdings, Inc.	8,174	450,878
First Interstate BancSystem, Inc.	59,000	1,424,850
First Merchants Corp.	16,700	289,411
First Midwest Bancorp, Inc.	36,000	543,960
First Niagara Financial Group, Inc.	47,796	495,645
First of Long Island Corp. (The)	3,000	116,550
FirstMerit Corp.	235,364	5,109,752
Flushing Financial Corp.	131,690	2,429,680
FNB Corp.	28,100	340,853
German American Bancorp, Inc.	3,000	75,660
Great Southern Bancorp, Inc.	11,500	324,645
Hampton Roads Bankshares, Inc.*	24,000	34,080
Hanmi Financial Corp.	181,190	3,002,318
Heartland Financial USA, Inc.	14,700	409,542
Horizon Bancorp	13,200	308,220
IBERIABANK Corp.	8,900	461,643
Independent Bank Corp.	16,600	592,620
Investors Bancorp, Inc.	91,800	2,008,584
Lakeland Financial Corp.	9,600	313,440
MainSource Financial Group, Inc.	26,700	405,573
Merchants Bancshares, Inc.	3,000	86,850
MetroCorp Bancshares, Inc.	12,100	166,496
National Penn Bancshares, Inc.	41,945	421,547
NBT Bancorp, Inc.	38,600	887,028
OFG Bancorp(a)	66,100	1,070,159
PacWest Bancorp(a)	18,100	621,916
Park Sterling Corp.	61,900	396,779
Peoples Bancorp, Inc.	15,400	321,552
Pinnacle Financial Partners, Inc.*	76,500	2,280,465
Preferred Bank, Los Angeles*	20,100	357,579
PrivateBancorp, Inc.	104,700	2,240,580
Republic Bancorp, Inc., Class A	8,955	246,710
Sierra Bancorp	19,400	305,162
Simmons First National Corp., Class A	2,500	77,725
Southside Bancshares, Inc.	11,697	313,714
Southwest Bancorp, Inc.*	72,900	1,079,649
StellarOne Corp.	12,400	279,000
Sterling Financial Corp.	34,100	976,965
Susquehanna Bancshares, Inc.	47,531	596,514
SY Bancorp, Inc.	5,400	152,982
Taylor Capital Group, Inc.*(a)	10,400	230,360
Texas Capital Bancshares, Inc.*	37,050	1,703,189
Tompkins Financial Corp.	4,700	217,234
Trustmark Corp.	12,800	327,680
UMB Financial Corp.	39,600	2,151,864
ViewPoint Financial Group, Inc.	95,650	1,977,086
Virginia Commerce Bancorp, Inc.*	24,800	385,144
Washington Trust Bancorp, Inc.	7,800	245,154
Webster Financial Corp.	18,600	474,858
WesBanco, Inc.	59,200	1,760,016
West Bancorporation, Inc.	27,900	385,020
Wilshire Bancorp, Inc.	187,900	1,537,022

		62,880,680

Commercial Services & Supplies 2.7%
ABM Industries, Inc.	38,300	1,019,546
ARC Document Solutions, Inc.*	86,500	397,035
Brink’s Co. (The)	43,300	1,225,390
CECO Environmental Corp.	18,200	256,256
Cenveo, Inc.*(a)	235,600	695,020
Consolidated Graphics, Inc.*	13,100	734,386
Courier Corp.	25,800	408,156
Herman Miller, Inc.	88,784	2,590,717
Kimball International, Inc., Class B	79,600	882,764
Quad/Graphics, Inc.(a)	68,800	2,088,768
Steelcase, Inc., Class A	64,600	1,073,652
United Stationers, Inc.	31,700	1,378,950
Viad Corp.	35,600	888,220

		13,638,860

Communications Equipment 1.2%
Aviat Networks, Inc.*	40,500	104,490
Comtech Telecommunications Corp.	13,600	330,752
Extreme Networks, Inc.*	25,000	130,500
Harmonic, Inc.*	418,860	3,221,033
Oplink Communications, Inc.*	8,500	159,970
PC-Tel, Inc.	2,900	25,665
Symmetricom, Inc.*	53,100	255,942
Tellabs, Inc.	773,100	1,754,937

		5,983,289

Computers & Peripherals 0.4%
Avid Technology, Inc.*	55,700	334,200
Electronics For Imaging, Inc.*	24,400	772,992
Silicon Graphics International Corp.*	35,200	572,000
Violin Memory, Inc.*	19,400	142,590

		1,821,782

Construction & Engineering 0.8%
EMCOR Group, Inc.	56,400	2,206,932
Michael Baker Corp.	21,300	862,011
Tutor Perini Corp.*	39,408	840,179

		3,909,122

Consumer Finance 1.7%
Credit Acceptance Corp.*	4,600	509,726

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Consumer Finance (continued)
DFC Global Corp.*	59,285	$651,542
EZCORP, Inc., Class A*	14,300	241,384
Green Dot Corp., Class A*	115,900	3,051,647
Nelnet, Inc., Class A	33,600	1,291,920
Regional Management Corp.*	39,000	1,240,200
World Acceptance Corp.*(a)	20,100	1,807,392

		8,793,811

Containers & Packaging 1.1%
Boise, Inc.	65,800	829,080
Graphic Packaging Holding Co.*	168,100	1,438,936
Rock Tenn Co., Class A	14,700	1,488,669
Silgan Holdings, Inc.	36,700	1,724,900

		5,481,585

Distributors 0.2%
Core-Mark Holding Co., Inc.	9,200	611,248
Stock Building Supply Holdings, Inc.*	29,300	385,002

		996,250

Diversified Consumer Services 0.4%
Corinthian Colleges, Inc.*(a)	56,000	122,640
Mac-Gray Corp.	3,400	49,504
Service Corp. International	106,830	1,989,175

		2,161,319

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	25,910	1,171,909
PHH Corp.*(a)	80,000	1,899,200

		3,071,109

Diversified Telecommunication Services 1.2%
IDT Corp., Class B	29,800	528,950
Inteliquent, Inc.	233,200	2,252,712
Lumos Networks Corp.	118,563	2,569,260
Premiere Global Services, Inc.*	23,300	232,068
Straight Path Communications, Inc., Class B*	14,900	78,374
Vonage Holdings Corp.*	124,806	391,891

		6,053,255

Electric Utilities 3.4%
Cleco Corp.	64,826	2,906,798
El Paso Electric Co.	28,200	941,880
Empire District Electric Co. (The)	20,100	435,366
Great Plains Energy, Inc.	109,700	2,435,340
IDACORP, Inc.	39,400	1,906,960
MGE Energy, Inc.	8,900	485,495
Portland General Electric Co.	42,500	1,199,775
UIL Holdings Corp.	8,533	317,257
Unitil Corp.	11,200	327,824
UNS Energy Corp.	81,900	3,818,178
Westar Energy, Inc.(a)	84,950	2,603,717

		17,378,590

Electrical Equipment 0.5%
Brady Corp., Class A	21,300	649,650
EnerSys, Inc.	34,800	2,109,924
LSI Industries, Inc.	7,400	62,456

		2,822,030

Electronic Equipment, Instruments & Components 3.0%
Audience, Inc.*	4,700	52,828
Benchmark Electronics, Inc.*	80,800	1,849,512
Checkpoint Systems, Inc.*	6,100	101,870
GSI Group, Inc.*	28,700	273,798
Insight Enterprises, Inc.*	44,500	841,940
Littelfuse, Inc.	8,514	665,965
National Instruments Corp.	68,500	2,118,705
Newport Corp.*	14,400	225,072
OSI Systems, Inc.*	25,830	1,923,560
Sanmina Corp.*	246,511	4,311,478
ScanSource, Inc.*	5,600	193,760
SYNNEX Corp.*	39,400	2,421,130
TTM Technologies, Inc.*	41,800	407,550

		15,387,168

Energy Equipment & Services 2.1%
Basic Energy Services, Inc.*	23,600	298,304
C&J Energy Services, Inc.*(a)	178,300	3,580,264
Dawson Geophysical Co.*	16,600	539,002
Dril-Quip, Inc.*	17,810	2,043,698
Forum Energy Technologies, Inc.*	27,100	731,971
GulfMark Offshore, Inc., Class A	14,700	748,083
Helix Energy Solutions Group, Inc.*	65,700	1,666,809
Parker Drilling Co.*	152,500	869,250
Superior Energy Services, Inc.*	22,326	559,043

		11,036,424

Food & Staples Retailing 2.4%
Andersons, Inc. (The)	13,500	943,650
Pantry, Inc. (The)*	92,800	1,028,224
Rite Aid Corp.*	1,108,400	5,275,984
Roundy’s, Inc.(a)	82,900	712,940
Spartan Stores, Inc.	201,120	4,436,707

		12,397,505

Food Products 1.4%
Chiquita Brands International, Inc.*	118,800	1,504,008
Darling International, Inc.*	33,300	704,628
Ingredion, Inc.	37,657	2,491,764
Pinnacle Foods, Inc.	31,900	844,393
TreeHouse Foods, Inc.*	28,000	1,871,240

		7,416,033

Gas Utilities 1.2%
Chesapeake Utilities Corp.	5,400	283,446
Laclede Group, Inc. (The)	19,700	886,500
New Jersey Resources Corp.	17,950	790,697
Northwest Natural Gas Co.	23,600	990,728
South Jersey Industries, Inc.	1,800	105,444
Southwest Gas Corp.	34,400	1,720,000
WGL Holdings, Inc.	30,500	1,302,655

		6,079,470

Health Care Equipment & Supplies 3.3%
Alere, Inc.*	34,980	1,069,339
Greatbatch, Inc.*	34,250	1,165,527
Haemonetics Corp.*	44,370	1,769,476
Integra LifeSciences Holdings Corp.*	65,909	2,652,837
MAKO Surgical Corp.*	48,200	1,422,382
Natus Medical, Inc.*	43,700	619,666
NuVasive, Inc.*	81,900	2,005,731
Sirona Dental Systems, Inc.*	25,800	1,726,794

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	23,650	$1,945,922
Wright Medical Group, Inc.*	97,100	2,532,368

		16,910,042

Health Care Providers & Services 2.3%
Almost Family, Inc.	6,169	119,864
Bio-Reference Labs, Inc.*	72,128	2,155,185
Landauer, Inc.	14,820	759,525
Molina Healthcare, Inc.*	78,200	2,783,920
Triple-S Management Corp., Class B*	44,819	824,221
U.S. Physical Therapy, Inc.	59,400	1,846,152
WellCare Health Plans, Inc.*	50,320	3,509,317

		11,998,184

Hotels, Restaurants & Leisure 2.2%
Bravo Brio Restaurant Group, Inc.*	5,100	77,010
Brinker International, Inc.	69,765	2,827,575
Cracker Barrel Old Country Store, Inc.	20,900	2,157,716
Isle of Capri Casinos, Inc.*	26,000	196,560
Life Time Fitness, Inc.*	44,340	2,282,180
Monarch Casino & Resort, Inc.*	91,228	1,731,507
Papa John’s International, Inc.	9,420	658,270
Ruth’s Hospitality Group, Inc.	93,500	1,108,910
Speedway Motorsports, Inc.	22,800	408,120

		11,447,848

Household Durables 1.4%
Helen of Troy Ltd.*	76,500	3,381,300
Lifetime Brands, Inc.	22,900	350,141
M.D.C. Holdings, Inc.	11,600	348,116
M/I Homes, Inc.*	79,640	1,642,177
Skullcandy, Inc.*	69,106	427,075
Universal Electronics, Inc.*	10,600	381,918
WCI Communities, Inc.*	8,200	141,532
William Lyon Homes, Class A*(a)	6,300	128,016
Zagg, Inc.*(a)	56,600	254,700

		7,054,975

Independent Power Producers & Energy Traders 0.1%
Genie Energy Ltd., Class B*	16,700	163,660
Pattern Energy Group, Inc.*	17,100	400,140

		563,800

Information Technology Services 1.9%
CSG Systems International, Inc.	18,200	455,910
Euronet Worldwide, Inc.*	56,800	2,260,640
EVERTEC, Inc.	7,400	164,354
Forrester Research, Inc.	54,629	2,008,162
NeuStar, Inc., Class A*	22,200	1,098,456
TeleTech Holdings, Inc.*	15,800	396,422
Unisys Corp.*	136,000	3,425,840

		9,809,784

Insurance 3.4%
American Equity Investment Life Holding Co.(a)	163,000	3,458,860
American Safety Insurance Holdings Ltd.*	4,200	126,840
AMERISAFE, Inc.	37,500	1,331,625
Amtrust Financial Services, Inc.(a)	29,556	1,154,457
Arthur J. Gallagher & Co.	53,500	2,335,275
Aspen Insurance Holdings Ltd.	23,200	841,928
Assured Guaranty Ltd.	37,900	710,625
CNO Financial Group, Inc.	249,600	3,594,240
Horace Mann Educators Corp.	3,000	85,140
Maiden Holdings Ltd.	76,000	897,560
Markel Corp.*	1,057	547,283
Selective Insurance Group, Inc.	22,100	541,450
Stewart Information Services Corp.	13,200	422,268
Symetra Financial Corp.	35,200	627,264
Tower Group International Ltd.	3,302	23,114
United Fire Group, Inc.	12,100	368,687
Validus Holdings Ltd.	14,620	540,648

		17,607,264

Internet & Catalog Retail 0.0%†
1-800-FLOWERS.COM, Inc., Class A*	27,900	137,547

Internet Software & Services 0.9%
Active Network, Inc. (The)*	67,700	968,787
Bazaarvoice, Inc.*(a)	9,600	87,168
Digital River, Inc.*	20,900	373,483
QuinStreet, Inc.*	27,900	263,655
Tremor Video, Inc.*	49,600	457,808
United Online, Inc.	103,600	826,728
Vocus, Inc.*	6,300	58,653
WebMD Health Corp.*(a)	45,700	1,307,020
Xoom Corp.*	3,300	104,973

		4,448,275

Leisure Equipment & Products 0.0%†
Johnson Outdoors, Inc., Class A*	6,200	166,284

Life Sciences Tools & Services 0.2%
Cambrex Corp.*	64,900	856,680
NanoString Technologies, Inc.*	8,187	90,057

		946,737

Machinery 4.7%
Briggs & Stratton Corp.	89,300	1,796,716
Douglas Dynamics, Inc.	77,720	1,144,816
EnPro Industries, Inc.*	42,900	2,583,009
FreightCar America, Inc.	18,200	376,376
Global Brass & Copper Holdings, Inc.*	26,300	461,302
Hardinge, Inc.	24,000	370,800
Harsco Corp.	87,600	2,181,240
Hyster-Yale Materials Handling, Inc.	13,500	1,210,545
John Bean Technologies Corp.	81,550	2,028,964
Kadant, Inc.	33,200	1,115,188
Kennametal, Inc.	27,549	1,256,234
LB Foster Co., Class A	21,300	974,262
Mueller Industries, Inc.	55,950	3,114,736
Mueller Water Products, Inc., Class A	241,600	1,930,384
NN, Inc.	34,800	541,488
Standex International Corp.	5,400	320,760
Woodward, Inc.	66,000	2,694,780

		24,101,600

Media 1.0%
E.W. Scripps Co. (The), Class A*	128,600	2,359,810
Entercom Communications Corp., Class A*	92,200	809,516
Journal Communications, Inc., Class A*	85,800	733,590

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
LIN Media LLC, Class A*	5,002	$101,491
Live Nation Entertainment, Inc.*	18,100	335,755
Sinclair Broadcast Group, Inc., Class A	28,500	955,320

		5,295,482

Metals & Mining 1.1%
Coeur Mining, Inc.*	93,500	1,126,675
Globe Specialty Metals, Inc.	19,800	305,118
Haynes International, Inc.	2,398	108,701
SunCoke Energy, Inc.*	38,300	651,100
U.S. Silica Holdings, Inc.(a)	3,200	79,680
Worthington Industries, Inc.	90,800	3,126,244

		5,397,518

Multiline Retail 0.2%
Dillard’s, Inc., Class A	11,800	923,940

Multi-Utilities 0.7%
NorthWestern Corp.	28,200	1,266,744
Vectren Corp.	69,000	2,301,150

		3,567,894

Oil, Gas & Consumable Fuels 2.9%
Berry Petroleum Co., Class A	13,500	582,255
Bonanza Creek Energy, Inc.*	8,900	429,514
CVR Energy, Inc.	8,600	331,272
Delek US Holdings, Inc.	51,000	1,075,590
Energy XXI (Bermuda) Ltd.	26,300	794,260
EPL Oil & Gas, Inc.*	93,900	3,484,629
Green Plains Renewable Energy, Inc.(a)	80,400	1,290,420
Infinity Bio-Energy Ltd.*(b)	155,500	0
Knightsbridge Tankers Ltd.	54,600	555,282
Renewable Energy Group, Inc.*	152,978	2,317,617
REX American Resources Corp.*	6,200	190,588
SemGroup Corp., Class A	4,600	262,292
Stone Energy Corp.*	60,700	1,968,501
VAALCO Energy, Inc.*	54,600	304,668
W&T Offshore, Inc.	57,600	1,020,672
Western Refining, Inc.(a)	3,900	117,156
Westmoreland Coal Co.*	7,000	92,260
World Fuel Services Corp.	9,200	343,252

		15,160,228

Paper & Forest Products 0.7%
Domtar Corp.	4,600	365,332
KapStone Paper and Packaging Corp.	54,810	2,345,868
P.H. Glatfelter Co.	12,000	324,840
Resolute Forest Products, Inc.*	36,000	475,920
Schweitzer-Mauduit International, Inc.	5,000	302,650

		3,814,610

Personal Products 0.2%
Prestige Brands Holdings, Inc.*	18,200	548,184
Revlon, Inc., Class A*	11,100	308,247

		856,431

Pharmaceuticals 1.1%
Cornerstone Therapeutics, Inc.*	8,100	76,221
Endo Health Solutions, Inc.*	46,784	2,125,865
Impax Laboratories, Inc.*	60,300	1,236,753
Lannett Co., Inc.*	48,600	1,060,452
XenoPort, Inc.*	192,100	1,091,128

		5,590,419

Professional Services 1.7%
CDI Corp.	12,800	195,968
Heidrick & Struggles International, Inc.	8,400	160,104
Kelly Services, Inc., Class A	46,000	895,620
Korn/Ferry International*	8,100	173,340
Navigant Consulting, Inc.*	29,400	454,524
Resources Connection, Inc.	171,900	2,332,683
RPX Corp.*	116,500	2,042,245
TrueBlue, Inc.*	66,900	1,606,269
VSE Corp.	21,300	1,000,035

		8,860,788

Real Estate Investment Trusts (REITs) 8.0%
Acadia Realty Trust	10,400	256,672
American Campus Communities, Inc.	34,400	1,174,760
Anworth Mortgage Asset Corp.	397,200	1,918,476
Ashford Hospitality Trust, Inc.	125,200	1,544,968
CapLease, Inc.	113,700	965,313
Capstead Mortgage Corp.	265,400	3,123,758
Cedar Realty Trust, Inc.	126,100	653,198
Chatham Lodging Trust	23,200	414,352
Chesapeake Lodging Trust	38,300	901,582
CoreSite Realty Corp.	50,200	1,703,788
Cousins Properties, Inc.	211,600	2,177,364
CYS Investments, Inc.	69,200	562,596
DCT Industrial Trust, Inc.	161,200	1,159,028
DiamondRock Hospitality Co.	265,300	2,830,751
EastGroup Properties, Inc.	3,700	219,077
EPR Properties	12,000	584,880
Extra Space Storage, Inc.	13,500	617,625
FelCor Lodging Trust, Inc.*	80,800	497,728
First Industrial Realty Trust, Inc.	166,900	2,715,463
Geo Group, Inc. (The)	17,400	578,550
Getty Realty Corp.	11,600	225,388
Government Properties Income Trust	9,500	227,335
Hersha Hospitality Trust	459,400	2,568,046
Home Properties, Inc.	3,900	225,225
Kite Realty Group Trust	173,900	1,031,227
LaSalle Hotel Properties	9,200	262,384
LTC Properties, Inc.	27,100	1,029,258
Parkway Properties, Inc.	81,900	1,455,363

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Pennsylvania Real Estate Investment Trust	18,550	$346,885
Potlatch Corp.	65,300	2,591,104
RAIT Financial Trust	124,100	878,628
Ramco-Gershenson Properties Trust	24,400	376,004
Redwood Trust, Inc.	143,000	2,815,670
Sun Communities, Inc.	12,000	511,440
Tanger Factory Outlet Centers	44,000	1,436,600
Winthrop Realty Trust	30,200	336,730

		40,917,216

Real Estate Management & Development 0.2%
Alexander & Baldwin, Inc.*	30,900	1,113,018

Road & Rail 1.2%
AMERCO	10,000	1,841,300
Con-way, Inc.	40,650	1,751,608
Genesee & Wyoming, Inc., Class A*	16,111	1,497,840
Saia, Inc.*	6,600	205,788
Swift Transportation Co.*	32,900	664,251
Universal Truckload Services, Inc.	7,000	186,620

		6,147,407

Semiconductors & Semiconductor Equipment 3.1%
Alpha & Omega Semiconductor Ltd.*	72,653	611,012
Amkor Technology, Inc.*	191,000	819,390
Cirrus Logic, Inc.*(a)	87,500	1,984,500
Cypress Semiconductor Corp.*	182,200	1,701,748
DSP Group, Inc.*	19,400	136,770
Entegris, Inc.*	16,438	166,845
First Solar, Inc.*	35,900	1,443,539
Integrated Silicon Solution, Inc.*	81,600	888,624
IXYS Corp.	33,300	321,345
LTX-Credence Corp.*	15,800	103,964
M/A-COM Technology Solutions Holdings, Inc.*	5,100	86,802
MKS Instruments, Inc.	19,300	513,187
Pericom Semiconductor Corp.*	26,400	205,920
Spansion, Inc., Class A*	157,700	1,591,193
Supertex, Inc.	50,250	1,273,335
Teradyne, Inc.*	85,200	1,407,504
Ultra Clean Holdings, Inc.*	153,900	1,063,449
Veeco Instruments, Inc.*	42,300	1,574,829

		15,893,956

Software 1.1%
Actuate Corp.*	301,176	2,213,644
FireEye, Inc.*	7,300	303,169
Proofpoint, Inc.*	3,000	96,360
Rovi Corp.*	117,800	2,258,226
Telenav, Inc.*	116,300	679,192

		5,550,591

Specialty Retail 3.3%
American Eagle Outfitters, Inc.	132,050	1,847,379
Big 5 Sporting Goods Corp.	87,150	1,401,372
Brown Shoe Co., Inc.	42,900	1,006,863
Children’s Place Retail Stores, Inc. (The)*	32,100	1,857,306
Conn’s, Inc.*	23,425	1,172,187
CST Brands, Inc.	51,450	1,533,210
Destination Maternity Corp.	12,000	381,600
Express, Inc.*	109,150	2,574,849
hhgregg, Inc.*(a)	65,700	1,176,687
Jos. A. Bank Clothiers, Inc.*	51,130	2,247,675
Kirkland’s, Inc.*	36,800	678,592
Stein Mart, Inc.	39,400	540,568
Tilly’s, Inc., Class A*	20,500	297,455
Trans World Entertainment Corp.	6,700	31,021

		16,746,764

Textiles, Apparel & Luxury Goods 1.8%
G-III Apparel Group Ltd.*	22,490	1,227,729
Iconix Brand Group, Inc.*	118,500	3,936,570
Jones Group, Inc. (The)	88,100	1,322,381
Perry Ellis International, Inc.	138,750	2,614,050
RG Barry Corp.	8,900	168,299

		9,269,029

Thrifts & Mortgage Finance 1.8%
Banc of California, Inc.	11,600	160,428
BankFinancial Corp.	8,386	74,803
Berkshire Hills Bancorp, Inc.	10,000	251,100
Brookline Bancorp, Inc.	196,530	1,849,347
Capitol Federal Financial, Inc.	122,420	1,521,681
Charter Financial Corp.	32,600	352,080
First Defiance Financial Corp.	12,200	285,358
Flagstar Bancorp, Inc.*	119,800	1,768,248
HomeStreet, Inc.	39,800	768,140
OceanFirst Financial Corp.	10,700	180,937
Provident Financial Holdings, Inc.	15,400	255,794
Provident Financial Services, Inc.	20,500	332,305
TrustCo Bank Corp.	139,150	829,334
WSFS Financial Corp.	8,400	506,100

		9,135,655

Tobacco 0.1%
Universal Corp.(a)	9,600	488,928

Trading Companies & Distributors 0.6%
Aircastle Ltd.	28,200	490,962
Applied Industrial Technologies, Inc.	27,650	1,423,975
Titan Machinery, Inc.*	84,290	1,354,540

		3,269,477

Water Utilities 0.1%
American States Water Co.	9,200	253,552
Artesian Resources Corp., Class A	4,700	104,575
California Water Service Group	8,500	172,720
Consolidated Water Co., Ltd.	4,100	61,377

		592,224

Wireless Telecommunication Services 0.1%
RingCentral, Inc., Class A*	3,500	63,070
USA Mobility, Inc.	31,700	448,872

		511,942

Total Common Stocks (cost $406,552,172)		510,103,784

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

U.S. Treasury Note 0.2%

	Principal Amount	Market Value
U.S. Treasury Note, 0.25%, 11/30/13(a)(c)	$810,000	$810,253

Total U.S. Treasury Note (cost $810,085)		810,253

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(d)	4,722,934	4,722,934

Total Mutual Fund (cost $4,722,934)		4,722,934

Repurchase Agreements 4.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $7,000,012, collateralized by U.S. Government Agency Securities ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $7,140,016.(e)	$7,000,000	$7,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $14,643,219, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $14,936,080.(e)	14,643,178	14,643,178

Total Repurchase Agreements (cost $21,643,178)		21,643,178

Total Investments (cost $433,728,369)(f) — 104.5%		537,280,149
Liabilities in excess of other assets — (4.5%)		(22,954,845)

NET ASSETS — 100.0%		$514,325,304

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $21,234,732, which was collateralized by repurchase agreements with a total value of $21,643,178 and $352,966 of collateral in the form of U.S. Government Agency Securities, interest rates ranging from 2.07% - 5.00%, and maturity dates ranging from 06/25/21 - 10/01/43, a total value of $21,996,144.
(b)	Fair valued security.
(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(d)	Represents 7-day effective yield as of September 30, 2013.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $21,643,178.
(f)	At September 30, 2013, the tax basis cost of the Fund’s investments was $435,690,595, tax unrealized appreciation and depreciation were $113,796,829 and $(12,207,275), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

At September 30, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
41	Russell 2000 Mini Future	12/20/13	$4,392,740	$64,158

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$11,122,864	$—	$—	$11,122,864
Air Freight & Logistics	548,961	—	—	548,961
Airlines	5,329,112	—	—	5,329,112
Auto Components	3,740,048	—	—	3,740,048
Biotechnology	7,203,642	—	—	7,203,642
Building Products	5,174,253	—	—	5,174,253
Capital Markets	11,992,517	—	—	11,992,517
Chemicals	13,388,248	—	—	13,388,248
Commercial Banks	62,880,680	—	—	62,880,680
Commercial Services & Supplies	13,638,860	—	—	13,638,860
Communications Equipment	5,983,289	—	—	5,983,289
Computers & Peripherals	1,821,782	—	—	1,821,782
Construction & Engineering	3,909,122	—	—	3,909,122
Consumer Finance	8,793,811	—	—	8,793,811
Containers & Packaging	5,481,585	—	—	5,481,585
Distributors	996,250	—	—	996,250
Diversified Consumer Services	2,161,319	—	—	2,161,319
Diversified Financial Services	3,071,109	—	—	3,071,109
Diversified Telecommunication Services	6,053,255	—	—	6,053,255
Electric Utilities	17,378,590	—	—	17,378,590
Electrical Equipment	2,822,030	—	—	2,822,030
Electronic Equipment, Instruments & Components	15,387,168	—	—	15,387,168
Energy Equipment & Services	11,036,424	—	—	11,036,424
Food & Staples Retailing	12,397,505	—	—	12,397,505
Food Products	7,416,033	—	—	7,416,033

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$17,378,590	$—	$—	$17,378,590
Electrical Equipment	2,822,030	—	—	2,822,030
Electronic Equipment, Instruments & Components	15,387,168	—	—	15,387,168
Energy Equipment & Services	11,036,424	—	—	11,036,424
Food & Staples Retailing	12,397,505	—	—	12,397,505
Food Products	7,416,033	—	—	7,416,033
Gas Utilities	6,079,470	—	—	6,079,470
Health Care Equipment & Supplies	16,910,042	—	—	16,910,042
Health Care Providers & Services	11,998,184	—	—	11,998,184
Hotels, Restaurants & Leisure	11,447,848	—	—	11,447,848
Household Durables	7,054,975	—	—	7,054,975
Independent Power Producers & Energy Traders	563,800	—	—	563,800
Information Technology Services	9,809,784	—	—	9,809,784
Insurance	17,607,264	—	—	17,607,264
Internet & Catalog Retail	137,547	—	—	137,547
Internet Software & Services	4,448,275	—	—	4,448,275
Leisure Equipment & Products	166,284	—	—	166,284
Life Sciences Tools & Services	946,737	—	—	946,737
Machinery	24,101,600	—	—	24,101,600
Media	5,295,482	—	—	5,295,482
Metals & Mining	5,397,518	—	—	5,397,518
Multiline Retail	923,940	—	—	923,940
Multi-Utilities	3,567,894	—	—	3,567,894
Oil, Gas & Consumable Fuels	15,160,228	—	—	15,160,228
Paper & Forest Products	3,814,610	—	—	3,814,610
Personal Products	856,431	—	—	856,431
Pharmaceuticals	5,590,419	—	—	5,590,419
Professional Services	8,860,788	—	—	8,860,788
Real Estate Investment Trusts (REITs)	40,917,216	—	—	40,917,216
Real Estate Management & Development	1,113,018	—	—	1,113,018
Road & Rail	6,147,407	—	—	6,147,407
Semiconductors & Semiconductor Equipment	15,893,956	—	—	15,893,956
Software	5,550,591	—	—	5,550,591
Specialty Retail	16,746,764	—	—	16,746,764
Textiles, Apparel & Luxury Goods	9,269,029	—	—	9,269,029
Thrifts & Mortgage Finance	9,135,655	—	—	9,135,655
Tobacco	488,928	—	—	488,928
Trading Companies & Distributors	3,269,477	—	—	3,269,477
Water Utilities	592,224	—	—	592,224
Wireless Telecommunication Services	511,942	—	—	511,942

Total Common Stocks	$510,103,784	$—	$—	$510,103,784

Futures Contracts	64,158	—	—	64,158
Mutual Fund	4,722,934	—	—	4,722,934
Repurchase Agreements	—	21,643,178	—	21,643,178
U.S. Treasury Note	—	810,253	—	810,253

Total	$514,890,876	$22,453,431	$—	$537,344,307

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2013, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$64,158

Total		$64,158

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 96.7%

	Shares	Market Value
AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1*(a)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
Immofinanz AG*(a)	103,675	0

BAHAMAS 0.3%
Diversified Consumer Services 0.3%
Steiner Leisure Ltd.*	21,800	1,273,774

BERMUDA 1.2%
Insurance 1.2%
Maiden Holdings Ltd.	119,100	1,406,571
PartnerRe Ltd.	23,500	2,151,190
Validus Holdings Ltd.	70,517	2,607,718

		6,165,479

CANADA 1.2%
Commercial Services & Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	16,000	322,880

Energy Equipment & Services 0.3%
Pason Systems, Inc.(a)	47,500	1,047,255
ShawCor Ltd.	7,300	305,520

		1,352,775

Food & Staples Retailing 0.0%†
North West Co., Inc. (The)(a)	8,900	203,653

Metals & Mining 0.2%
Alamos Gold, Inc.	51,900	806,007

Oil, Gas & Consumable Fuels 0.0%†
Painted Pony Petroleum Ltd.*	23,500	181,890

Paper & Forest Products 0.1%
Stella-Jones, Inc.	6,800	683,268

Software 0.5%
Computer Modelling Group Ltd.(a)	43,900	1,027,125
Constellation Software, Inc.(a)	7,300	1,287,077

		2,314,202

		5,864,675

CAYMAN ISLANDS 0.2%
Thrifts & Mortgage Finance 0.2%
Home Loan Servicing Solutions Ltd.	48,600	1,069,686

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku Tudou, Inc.*	2	3

FRANCE 0.3%
Metals & Mining 0.3%
Constellium NV, Class A*	84,398	1,637,321

GREECE 0.3%
Transportation Infrastructure 0.3%
Aegean Marine Petroleum Network, Inc.	133,343	1,581,448

IRELAND 1.2%
Life Sciences Tools & Services 0.8%
ICON PLC*	96,420	3,946,471

Pharmaceuticals 0.2%
Jazz Pharmaceuticals PLC*	9,696	891,741

Software 0.2%
FleetMatics Group PLC*	27,160	1,019,858

		5,858,070

ISRAEL 0.4%
Construction Materials 0.4%
Caesarstone Sdot-Yam Ltd.*	45,477	2,077,389

LUXEMBOURG 0.4%
Real Estate Management & Development 0.4%
Altisource Portfolio Solutions SA*	13,700	1,918,137

MONACO 0.3%
Oil, Gas & Consumable Fuels 0.3%
Scorpio Tankers, Inc.	128,442	1,253,594

NETHERLANDS 0.4%
Software 0.4%
AVG Technologies NV*	76,200	1,824,228

PUERTO RICO 0.9%
Commercial Banks 0.6%
OFG Bancorp(b)	99,400	1,609,286
Popular, Inc.*	57,590	1,510,586

		3,119,872

Health Care Providers & Services 0.3%
Triple-S Management Corp., Class B*	73,500	1,351,665

		4,471,537

SOUTH KOREA 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Magnachip Semiconductor Corp.*	81,281	1,749,980

SWITZERLAND 0.5%
Insurance 0.5%
Allied World Assurance Co. Holdings AG	23,200	2,305,848

UNITED KINGDOM 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.*(a)	94,500	0

UNITED STATES 88.7%
Aerospace & Defense 0.8%
HEICO Corp.	9,960	674,690
Hexcel Corp.*	46,398	1,800,242
Huntington Ingalls Industries, Inc.	19,859	1,338,497

		3,813,429

Air Freight & Logistics 0.4%
Forward Air Corp.	20,600	831,210

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Air Freight & Logistics (continued)
Park-Ohio Holdings Corp.*	36,200	$1,390,804

		2,222,014

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	29,300	577,796
Dorman Products, Inc.	14,250	706,088
Gentex Corp.	15,600	399,204
Goodyear Tire & Rubber Co. (The)*	34,100	765,545
Stoneridge, Inc.*	111,559	1,205,953
Tower International, Inc.*	57,556	1,150,544

		4,805,130

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	4,900	1,196,629

Biotechnology 0.6%
Aegerion Pharmaceuticals, Inc.*	10,670	914,526
Cubist Pharmaceuticals, Inc.*	14,915	947,849
Foundation Medicine, Inc.*(b)	1,310	51,928
NPS Pharmaceuticals, Inc.*	26,840	853,780

		2,768,083

Building Products 0.8%
A.O. Smith Corp.	41,620	1,881,224
AAON, Inc.	45,300	1,203,168
American Woodmark Corp.*	21,510	745,322

		3,829,714

Capital Markets 2.7%
American Capital Ltd.*	123,200	1,693,999
Artisan Partners Asset Management, Inc.	13,260	694,294
Cowen Group, Inc., Class A*	396,820	1,369,028
Evercore Partners, Inc., Class A	13,460	662,636
Financial Engines, Inc.	19,900	1,182,856
Hercules Technology Growth Capital, Inc.	80,518	1,227,900
Horizon Technology Finance Corp.(b)	99,103	1,320,056
Medley Capital Corp.	91,400	1,260,406
New Mountain Finance Corp.	44,070	635,049
Silvercrest Asset Management Group, Inc., Class A*	75,677	1,031,478
Solar Capital Ltd.	83,800	1,857,845
Virtus Investment Partners, Inc.*	3,540	575,746

		13,511,293

Chemicals 3.1%
Advanced Emissions Solutions, Inc.*	13,251	566,083
Balchem Corp.	22,500	1,164,375
Cabot Corp.	29,700	1,268,487
H.B. Fuller Co.	15,600	704,964
Hawkins, Inc.	14,500	547,230
Innophos Holdings, Inc.	12,800	675,584
Kraton Performance Polymers, Inc.*	63,300	1,240,047
LSB Industries, Inc.*	36,800	1,233,904
Minerals Technologies, Inc.	21,430	1,057,999
NewMarket Corp.	2,300	662,193
OM Group, Inc.*	34,520	1,166,086
OMNOVA Solutions, Inc.*	128,153	1,095,708
PolyOne Corp.	16,490	506,408
RPM International, Inc.	34,748	1,257,878
Sensient Technologies Corp.	36,000	1,724,039
Stepan Co.	7,000	404,110

		15,275,095

Commercial Banks 7.4%
Ameris Bancorp*	78,000	1,433,640
Bancorp, Inc. (The)*	95,448	1,691,339
Bank of Hawaii Corp.	20,500	1,116,225
Bank of the Ozarks, Inc.	12,400	595,076
BankUnited, Inc.	13,200	411,708
Chemical Financial Corp.	19,243	537,265
Community Bank System, Inc.	12,300	419,676
CVB Financial Corp.	176,800	2,390,335
Eagle Bancorp, Inc.*	37,550	1,062,290
Financial Institutions, Inc.	78,212	1,600,218
First Connecticut Bancorp, Inc.	39,600	582,120
First Financial Bankshares, Inc.	41,650	2,449,852
First Financial Holdings, Inc.	8,960	494,234
First NBC Bank Holding Co.*	62,734	1,529,455
First Niagara Financial Group, Inc.	171,600	1,779,492
First of Long Island Corp. (The)	19,747	767,171
Flushing Financial Corp.	41,600	767,520
FNB Corp.	36,200	439,106
Heartland Financial USA, Inc.	38,300	1,067,038
Home BancShares, Inc.	21,840	663,281
Independent Bank Group, Inc.	18,473	665,028
Investors Bancorp, Inc.	82,502	1,805,143
Lakeland Financial Corp.	49,635	1,620,583
National Bank Holdings Corp., Class A	53,030	1,089,236
Pacific Premier Bancorp, Inc.*	120,900	1,624,896
PacWest Bancorp	17,400	597,864
PrivateBancorp, Inc.	33,700	721,180
Signature Bank*	16,892	1,545,956
State Bank Financial Corp.	75,000	1,190,250
Synovus Financial Corp.	264,800	873,840
ViewPoint Financial Group, Inc.	53,000	1,095,510
Westamerica Bancorporation	8,500	422,790
Western Alliance Bancorp*	132,590	2,509,928

		37,559,245

Commercial Services & Supplies 2.8%
Deluxe Corp.	51,400	2,141,324
Ennis, Inc.	64,795	1,168,902
Healthcare Services Group, Inc.	42,850	1,103,816
KAR Auction Services, Inc.	67,410	1,901,636
Mobile Mini, Inc.*	49,200	1,675,752
Performant Financial Corp.*	139,972	1,528,494
Pitney Bowes, Inc.(b)	73,500	1,336,965
Rollins, Inc.	51,975	1,377,857
Team, Inc.*	7,000	278,250
UniFirst Corp.	4,100	428,122
United Stationers, Inc.	27,582	1,199,817

		14,140,935

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Communications Equipment 0.9%
EMCORE Corp.*(b)	252,100	$1,131,929
NETGEAR, Inc.*	22,000	678,920
Oplink Communications, Inc.*	81,767	1,538,855
Polycom, Inc.*	88,100	962,052

		4,311,756

Computers & Peripherals 0.9%
Datalink Corp.*	116,236	1,571,511
Electronics For Imaging, Inc.*	45,100	1,428,768
Stratasys Ltd.*(b)	16,590	1,679,903

		4,680,182

Construction & Engineering 0.7%
EMCOR Group, Inc.	32,400	1,267,812
Orion Marine Group, Inc.*	115,800	1,205,478
Primoris Services Corp.	27,700	705,519
UniTek Global Services, Inc.*(b)	58,493	69,607

		3,248,416

Construction Materials 0.3%
Eagle Materials, Inc.	19,500	1,414,725

Consumer Finance 0.6%
Credit Acceptance Corp.*	4,550	504,186
Encore Capital Group, Inc.*	34,960	1,603,265
Portfolio Recovery Associates, Inc.*	13,170	789,410

		2,896,861

Containers & Packaging 1.0%
AptarGroup, Inc.	29,000	1,743,770
Berry Plastics Group, Inc.*	24,581	490,883
Greif, Inc., Class A	16,800	823,704
Rock Tenn Co., Class A	9,600	972,192
Silgan Holdings, Inc.	22,300	1,048,100

		5,078,649

Distributors 1.1%
Core-Mark Holding Co., Inc.	17,696	1,175,722
Pool Corp.	27,400	1,537,962
Stock Building Supply Holdings, Inc.*	87,419	1,148,686
VOXX International Corp.*	112,212	1,537,304

		5,399,674

Diversified Consumer Services 0.1%
Corinthian Colleges, Inc.*(b)	266,900	584,511

Diversified Financial Services 0.3%
MarketAxess Holdings, Inc.	8,100	486,324
PHH Corp.*(b)	41,600	987,584

		1,473,908

Diversified Telecommunication Services 0.2%
Cogent Communications Group, Inc.	23,544	759,294

Electric Utilities 1.6%
IDACORP, Inc.	30,600	1,481,040
PNM Resources, Inc.	101,700	2,301,470
Portland General Electric Co.	48,300	1,363,509
UIL Holdings Corp.	29,787	1,107,481
UNS Energy Corp.	35,114	1,637,015

		7,890,515

Electrical Equipment 0.8%
Coleman Cable, Inc.	69,600	1,469,256
Franklin Electric Co., Inc.	8,400	330,960
Generac Holdings, Inc.	21,810	929,978
General Cable Corp.	31,800	1,009,650
Thermon Group Holdings, Inc.*	17,800	411,358

		4,151,202

Electronic Equipment, Instruments & Components 1.5%
Badger Meter, Inc.	20,600	957,900
Cognex Corp.	26,700	837,312
Electro Scientific Industries, Inc.	121,323	1,420,692
FEI Co.	17,600	1,545,280
Littelfuse, Inc.	4,200	328,524
Methode Electronics, Inc.	30,540	855,120
Rogers Corp.*	2,600	154,648
TTM Technologies, Inc.*	128,600	1,253,850

		7,353,326

Energy Equipment & Services 2.4%
Atwood Oceanics, Inc.*	10,517	578,856
CARBO Ceramics, Inc.	13,250	1,313,208
Dril-Quip, Inc.*	14,590	1,674,203
Helix Energy Solutions Group, Inc.*	27,780	704,779
Key Energy Services, Inc.*	113,500	827,415
Matrix Service Co.*	95,700	1,877,633
Natural Gas Services Group, Inc.*	58,500	1,568,970
Oceaneering International, Inc.	14,000	1,137,360
Pioneer Energy Services Corp.*	112,148	842,231
Tidewater, Inc.	26,765	1,586,897

		12,111,552

Food & Staples Retailing 0.6%
Fairway Group Holdings Corp.*(b)	12,950	331,002
Harris Teeter Supermarkets, Inc.	14,400	708,336
Spartan Stores, Inc.(b)	71,283	1,572,503
Sprouts Farmers Market, Inc.*	11,590	514,480

		3,126,321

Food Products 1.2%
Annie’s, Inc.*(b)	14,280	701,148
B&G Foods, Inc.	10,900	376,595
Boulder Brands, Inc.*(b)	55,930	897,117
Chiquita Brands International, Inc.*	83,899	1,062,161
Flowers Foods, Inc.	24,525	525,816
J&J Snack Foods Corp.	12,283	991,484
Lancaster Colony Corp.	18,000	1,409,220

		5,963,541

Gas Utilities 0.7%
Chesapeake Utilities Corp.	10,800	566,892
South Jersey Industries, Inc.	12,000	702,960
Southwest Gas Corp.	40,547	2,027,350

		3,297,202

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.	17,800	749,380
Cooper Cos., Inc. (The)	9,440	1,224,274
Cutera, Inc.*	80,334	714,973
DexCom, Inc.*	35,614	1,005,383
Haemonetics Corp.*	39,100	1,559,308
IDEXX Laboratories, Inc.*	3,004	299,349
Insulet Corp.*	32,730	1,186,135
Meridian Bioscience, Inc.	58,600	1,385,890
PhotoMedex, Inc.*(b)	82,800	1,316,520

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Health Care Equipment & Supplies (continued)
Sirona Dental Systems, Inc.*	12,538	$839,168
Spectranetics Corp.*	38,030	638,143
Symmetry Medical, Inc.*	121,100	988,176
West Pharmaceutical Services, Inc.	75,580	3,110,117

		15,016,816

Health Care Providers & Services 3.2%
Acadia Healthcare Co., Inc.*	30,100	1,186,843
Amsurg Corp.*	13,434	533,330
Capital Senior Living Corp.*	33,680	712,332
Centene Corp.*	45,450	2,906,982
Chemed Corp.(b)	22,517	1,609,966
Ensign Group, Inc. (The)	39,768	1,634,862
ExamWorks Group, Inc.*	34,190	888,598
MWI Veterinary Supply, Inc.*	23,190	3,463,659
Providence Service Corp. (The)*	28,200	809,058
Team Health Holdings, Inc.*	46,150	1,750,931
WellCare Health Plans, Inc.*	8,310	579,539

		16,076,100

Health Care Technology 0.6%
HealthStream, Inc.*	16,360	619,717
MedAssets, Inc.*	39,900	1,014,258
Medidata Solutions, Inc.*	12,830	1,269,272

		2,903,247

Hotels, Restaurants & Leisure 2.0%
Bally Technologies, Inc.*	20,500	1,477,229
Brinker International, Inc.	24,100	976,773
Buffalo Wild Wings, Inc.*	12,780	1,421,391
Cheesecake Factory, Inc. (The)	15,300	672,435
Chuy’s Holdings, Inc.*	21,230	761,945
Cracker Barrel Old Country Store, Inc.	4,100	423,284
Fiesta Restaurant Group, Inc.*	22,350	841,701
Marriott Vacations Worldwide Corp.*	25,414	1,118,216
Multimedia Games Holding Co., Inc.*	27,470	949,089
Noodles & Co.*(b)	2,550	108,809
Papa John’s International, Inc.	7,500	524,100
Texas Roadhouse, Inc.	22,100	580,788

		9,855,760

Household Durables 0.8%
La-Z-Boy, Inc.	45,740	1,038,755
M/I Homes, Inc.*	60,825	1,254,212
Newell Rubbermaid, Inc.	46,464	1,277,760
UCP, Inc., Class A*	30,836	457,606

		4,028,333

Household Products 0.2%
Church & Dwight Co., Inc.	17,100	1,026,855

Industrial Conglomerates 0.2%
Raven Industries, Inc.	33,074	1,081,851

Information Technology Services 1.4%
BancTec, Inc.*(c)	36,134	36,134
CIBER, Inc.*	241,897	798,260
Convergys Corp.	56,200	1,053,750
Global Cash Access Holdings, Inc.*	158,700	1,239,447
Jack Henry & Associates, Inc.	12,700	655,447
MAXIMUS, Inc.	18,860	849,454
Sapient Corp.*	51,700	804,969
Unisys Corp.*	69,100	1,740,630

		7,178,091

Insurance 2.4%
American Financial Group, Inc.	28,214	1,525,249
Employers Holdings, Inc.	40,149	1,194,031
Hanover Insurance Group, Inc. (The)	27,600	1,526,832
Health Insurance Innovations, Inc., Class A*	97,973	1,170,777
Infinity Property & Casualty Corp.	11,000	710,600
ProAssurance Corp.	10,602	477,726
Reinsurance Group of America, Inc.	25,234	1,690,426
RLI Corp.	9,200	804,264
Safety Insurance Group, Inc.	16,300	863,411
StanCorp Financial Group, Inc.	37,000	2,035,740

		11,999,056

Internet & Catalog Retail 0.1%
HomeAway, Inc.*(b)	9,760	273,280
RetailMeNot, Inc.*	8,400	298,788

		572,068

Internet Software & Services 3.1%
Benefitfocus, Inc.*	4,220	207,455
Cornerstone OnDemand, Inc.*	47,835	2,460,632
CoStar Group, Inc.*	12,970	2,177,663
EarthLink, Inc.	112,500	556,875
j2 Global, Inc.	7,700	381,304
Pandora Media, Inc.*	25,630	644,082
Perficient, Inc.*	89,400	1,641,384
Shutterstock, Inc.*	18,780	1,365,682
SPS Commerce, Inc.*	11,510	770,249
Web.com Group, Inc.*	108,799	3,518,560
Xoom Corp.*	5,940	188,951
Yelp, Inc.*	11,720	775,630
Zillow, Inc., Class A*(b)	8,160	688,459

		15,376,926

Leisure Equipment & Products 0.3%
Polaris Industries, Inc.	12,400	1,601,832

Life Sciences Tools & Services 0.1%
PAREXEL International Corp.*	8,300	416,909

Machinery 4.9%
Chart Industries, Inc.*	13,952	1,716,654
CLARCOR, Inc.	35,900	1,993,527
Dynamic Materials Corp.	37,927	879,148
Gorman-Rupp Co. (The)	17,500	702,100
Graco, Inc.	6,500	481,390
Lincoln Electric Holdings, Inc.	4,700	313,114
Lindsay Corp.	4,900	399,938
Manitowoc Co., Inc. (The)	47,300	926,134
Middleby Corp. (The)*	13,300	2,778,503
Navistar International Corp.*(b)	35,700	1,302,336
Nordson Corp.	16,482	1,213,570
Proto Labs, Inc.*(b)	13,910	1,062,585
RBC Bearings, Inc.*	1,000	65,890
Rexnord Corp.*	58,568	1,218,214
Tennant Co.	10,055	623,410
Toro Co. (The)	18,722	1,017,541
Trimas Corp.*	31,400	1,171,220
Valmont Industries, Inc.	8,400	1,166,844
Wabash National Corp.*	94,400	1,100,704
Wabtec Corp.	64,456	4,052,348

		24,185,170

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Media 1.1%
Lions Gate Entertainment Corp.*(b)	48,360	$1,695,018
MDC Partners, Inc., Class A	50,100	1,401,798
Nexstar Broadcasting Group, Inc., Class A	35,640	1,586,158
Sinclair Broadcast Group, Inc., Class A	18,510	620,455

		5,303,429

Metals & Mining 1.2%
Compass Minerals International, Inc.	21,200	1,616,924
Globe Specialty Metals, Inc.	107,100	1,650,411
Horsehead Holding Corp.*	117,900	1,469,034
Materion Corp.	44,626	1,430,710

		6,167,079

Multi-Utilities 0.3%
Avista Corp.	46,747	1,234,121
NorthWestern Corp.	7,900	354,868

		1,588,989

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	22,347	1,017,459

Oil, Gas & Consumable Fuels 4.0%
Athlon Energy, Inc.*	10,520	344,004
Bill Barrett Corp.*(b)	51,100	1,283,121
Bonanza Creek Energy, Inc.*	18,050	871,093
Diamondback Energy, Inc.*	21,830	930,831
Energen Corp.	31,598	2,413,771
EPL Oil & Gas, Inc.*	39,000	1,447,290
EXCO Resources, Inc.(b)	133,000	896,420
Forest Oil Corp.*(b)	128,000	780,800
Gulfport Energy Corp.*	38,700	2,489,958
Kodiak Oil & Gas Corp.*	176,000	2,122,560
Laredo Petroleum Holdings, Inc.*	15,800	468,944
Midstates Petroleum Co., Inc.*(b)	115,200	590,976
Oasis Petroleum, Inc.*	52,210	2,565,078
Rex Energy Corp.*	29,820	664,986
SM Energy Co.	17,315	1,336,545
Stone Energy Corp.*	27,600	895,068

		20,101,445

Paper & Forest Products 0.2%
KapStone Paper and Packaging Corp.	17,500	749,000

Pharmaceuticals 0.6%
Akorn, Inc.*	23,690	466,219
Medicines Co. (The)*	18,510	620,455
Questcor Pharmaceuticals, Inc.	19,900	1,154,201
Santarus, Inc.*	31,360	707,795

		2,948,670

Professional Services 1.5%
Advisory Board Co. (The)*	21,158	1,258,478
Exponent, Inc.	27,200	1,954,048
Kforce, Inc.	77,300	1,367,437
Mistras Group, Inc.*	4,800	81,600
On Assignment, Inc.*	62,830	2,073,389
WageWorks, Inc.*	16,010	807,705

		7,542,657

Real Estate Investment Trusts (REITs) 3.1%
American Assets Trust, Inc.	36,372	1,109,710
Campus Crest Communities, Inc.	92,105	994,734
Colony Financial, Inc.	70,957	1,417,721
Education Realty Trust, Inc.	92,343	840,321
EPR Properties	24,900	1,213,626
Healthcare Trust of America, Inc., Class A	74,800	786,896
iStar Financial, Inc.*	153,500	1,848,140
MFA Financial, Inc.	153,417	1,142,957
One Liberty Properties, Inc.	39,070	792,340
Piedmont Office Realty Trust, Inc., Class A	48,500	841,960
RAIT Financial Trust	181,400	1,284,312
Summit Hotel Properties, Inc.	219,412	2,016,395
Two Harbors Investment Corp.	129,200	1,254,532

		15,543,644

Real Estate Management & Development 0.4%
Altisource Asset Management Corp.*	1,360	714,666
Forestar Group, Inc.*	30,169	649,539
Howard Hughes Corp. (The)*	6,500	730,405

		2,094,610

Road & Rail 1.5%
Genesee & Wyoming, Inc., Class A*	20,320	1,889,150
Quality Distribution, Inc.*	167,748	1,549,992
Roadrunner Transportation Systems, Inc.*	67,840	1,915,801
Ryder System, Inc.	16,800	1,002,960
Saia, Inc.*	35,909	1,119,643

		7,477,546

Semiconductors & Semiconductor Equipment 3.5%
Ambarella, Inc.*(b)	83,713	1,634,078
Cavium, Inc.*	24,110	993,332
FormFactor, Inc.*	190,400	1,306,144
GT Advanced Technologies, Inc.*(b)	168,800	1,436,488
Hittite Microwave Corp.*	21,200	1,385,420
Integrated Silicon Solution, Inc.*	153,600	1,672,704
Monolithic Power Systems, Inc.	64,070	1,940,039
OmniVision Technologies, Inc.*	82,900	1,269,199
Pericom Semiconductor Corp.*	100,000	780,000
Photronics, Inc.*	145,600	1,140,048
Power Integrations, Inc.	16,300	882,645
RF Micro Devices, Inc.*	331,500	1,869,660

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Image, Inc.*	245,900	$1,313,106

		17,622,863

Software 5.7%
Actuate Corp.*	182,100	1,338,435
Advent Software, Inc.	19,100	606,425
Aspen Technology, Inc.*	56,450	1,950,348
Blackbaud, Inc.	12,000	468,480
CommVault Systems, Inc.*	29,209	2,565,425
FactSet Research Systems, Inc.	4,800	523,680
FireEye, Inc.*	1,750	72,678
Guidewire Software, Inc.*	49,240	2,319,696
Imperva, Inc.*	32,086	1,348,254
Infoblox, Inc.*	43,240	1,808,297
Interactive Intelligence Group, Inc.*	19,730	1,252,658
Manhattan Associates, Inc.*	12,300	1,174,035
Mentor Graphics Corp.	84,500	1,974,765
MICROS Systems, Inc.*	23,840	1,190,570
Monotype Imaging Holdings, Inc.	20,100	576,066
Qlik Technologies, Inc.*	30,780	1,053,907
Rally Software Development Corp.*	8,600	257,656
ServiceNow, Inc.*	21,550	1,119,523
Solera Holdings, Inc.	24,400	1,290,028
Splunk, Inc.*	23,840	1,431,354
Tableau Software, Inc., Class A*	5,050	359,762
Tyler Technologies, Inc.*	12,500	1,093,375
Ultimate Software Group, Inc. (The)*	17,090	2,519,065

		28,294,482

Specialty Retail 3.9%
Asbury Automotive Group, Inc.*	40,310	2,144,492
Ascena Retail Group, Inc.*	54,052	1,077,256
Conn’s, Inc.*(b)	38,430	1,923,037
Express, Inc.*	61,100	1,441,349
Five Below, Inc.*(b)	14,180	620,375
Hibbett Sports, Inc.*	26,200	1,471,130
Lithia Motors, Inc., Class A	47,580	3,471,437
Lumber Liquidators Holdings, Inc.*(b)	17,730	1,890,905
Pep Boys-Manny, Moe & Jack (The)*	77,700	968,919
Restoration Hardware Holdings, Inc.*	10,840	686,714
Sally Beauty Holdings, Inc.*	56,500	1,478,040
Select Comfort Corp.*	47,200	1,149,320
Tile Shop Holdings, Inc.*	10,320	304,337
Tractor Supply Co.	11,000	738,870

		19,366,181

Textiles, Apparel & Luxury Goods 0.8%
G-III Apparel Group Ltd.*	526	28,714
Skechers U.S.A., Inc., Class A*	62,800	1,953,708
Steven Madden Ltd.*	22,920	1,233,784
Wolverine World Wide, Inc.	10,900	634,707

		3,850,913

Thrifts & Mortgage Finance 2.0%
BofI Holding, Inc.*	19,398	1,258,154
Brookline Bancorp, Inc.	161,100	1,515,951
Dime Community Bancshares, Inc.	27,050	450,383
EverBank Financial Corp.	70,020	1,048,900
Meta Financial Group, Inc.	11,843	450,034
Ocwen Financial Corp.*	21,600	1,204,632
Provident New York Bancorp	152,000	1,655,279
Rockville Financial, Inc.	89,800	1,167,400
United Financial Bancorp, Inc.	70,064	1,132,935

		9,883,668

Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	24,700	1,272,050
Beacon Roofing Supply, Inc.*	34,941	1,288,275
H&E Equipment Services, Inc.*	75,090	1,994,390
HD Supply Holdings, Inc.*	64,300	1,412,671
Rush Enterprises, Inc., Class A*	54,000	1,431,540
United Rentals, Inc.*	14,920	869,687
Watsco, Inc.	4,500	424,215

		8,692,828

		442,427,679

Total Common Stocks (cost $369,591,197)		481,478,848

Preferred Stocks 0.0%†

	Shares	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Series M-1*(a)	19,276	70,550
Glam Media, Inc., Escrow ADR, Series M-1*(a)	2,754	5,783

		76,333

Total Preferred Stocks (cost $109,333)		76,333

Corporate Bonds 0.0%†

	Principal Amount	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Subordinated Note, 9.00%, 12/02/13(a)	$42,256	$42,256
Glam Media, Inc., Subordinated Note Escrow, 9.00%, 12/02/13(a)	1,544	979

Total Corporate Bonds (cost $43,750)		43,235

Mutual Fund 2.2%

	Shares	Market Value
Money Market Fund 2.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(d)	10,825,859	10,825,859

Total Mutual Fund (cost $10,825,859)		10,825,859

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Repurchase Agreements 4.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $15,000,025, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $15,300,033.(e)	$15,000,000	$15,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $8,847,929, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $9,024,886.(e)	8,847,905	8,847,905

Total Repurchase Agreements (cost $23,847,905)		23,847,905

Total Investments (cost $404,418,044)(f) — 103.7%		516,272,180
Liabilities in excess of other assets — (3.7)%		(18,259,335)

NET ASSETS — 100.0%		$498,012,845

*	Denotes a non-income producing security.
(a)	Fair valued Security.
(b)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $23,190,586.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2013 was $36,134 which represents 0.01% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2013.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $23,847,905.
(f)	At September 30, 2013, the tax basis cost of the Fund’s investments was $406,933,846, tax unrealized appreciation and depreciation were $116,492,936 and $(7,154,602), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,813,429	$—	$—	$3,813,429
Air Freight & Logistics	2,222,014	—	—	2,222,014
Auto Components	4,805,130	—	—	4,805,130
Beverages	1,196,629	—	—	1,196,629
Biotechnology	2,768,083	—	—	2,768,083
Building Products	3,829,714	—	—	3,829,714
Capital Markets	13,511,293	—	—	13,511,293
Chemicals	15,275,095	—	—	15,275,095
Commercial Banks	40,679,117	—	—	40,679,117
Commercial Services & Supplies	14,463,815	—	—	14,463,815
Communications Equipment	4,311,756	—	—	4,311,756
Computers & Peripherals	4,680,182	—	—	4,680,182
Construction & Engineering	3,248,416	—	—	3,248,416
Construction Materials	3,492,114	—	—	3,492,114
Consumer Finance	2,896,861	—	—	2,896,861
Containers & Packaging	5,078,649	—	—	5,078,649
Distributors	5,399,674	—	—	5,399,674
Diversified Consumer Services	1,858,285	—	—	1,858,285
Diversified Financial Services	1,473,908	—	—	1,473,908
Diversified Telecommunication Services	759,294	—	—	759,294
Electric Utilities	7,890,515	—	—	7,890,515
Electrical Equipment	4,151,202	—	—	4,151,202

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$7,353,326	$—	$—	$7,353,326
Energy Equipment & Services	12,417,072	1,047,255	—	13,464,327
Food & Staples Retailing	3,126,321	203,653	—	3,329,974
Food Products	5,963,541	—	—	5,963,541
Gas Utilities	3,297,202	—	—	3,297,202
Health Care Equipment & Supplies	15,016,816	—	—	15,016,816
Health Care Providers & Services	17,427,765	—	—	17,427,765
Health Care Technology	2,903,247	—	—	2,903,247
Hotels, Restaurants & Leisure	9,855,760	—	—	9,855,760
Household Durables	4,028,333	—	—	4,028,333
Household Products	1,026,855	—	—	1,026,855
Industrial Conglomerates	1,081,851	—	—	1,081,851
Information Technology Services	7,141,957	36,134	—	7,178,091
Insurance	20,470,383	—	—	20,470,383
Internet & Catalog Retail	572,068	—	—	572,068
Internet Software & Services	15,376,926	3	—	15,376,929
Leisure Equipment & Products	1,601,832	—	—	1,601,832
Life Sciences Tools & Services	4,363,380	—	—	4,363,380
Machinery	24,185,170	—	—	24,185,170
Media	5,303,429	—	—	5,303,429
Metals & Mining	8,610,407	—	—	8,610,407
Multi-Utilities	1,588,989	—	—	1,588,989
Office Electronics	1,017,459	—	—	1,017,459
Oil, Gas & Consumable Fuels	21,536,929	—	—	21,536,929
Paper & Forest Products	1,432,268	—	—	1,432,268
Pharmaceuticals	3,840,411	—	—	3,840,411
Professional Services	7,542,657	—	—	7,542,657
Real Estate Investment Trusts (REITs)	15,543,644	—	—	15,543,644
Real Estate Management & Development	4,012,747	—	—	4,012,747
Road & Rail	7,477,546	—	—	7,477,546
Semiconductors & Semiconductor Equipment	19,372,843	—	—	19,372,843
Software	31,138,568	2,314,202	—	33,452,770
Specialty Retail	19,366,181	—	—	19,366,181
Textiles, Apparel & Luxury Goods	3,850,913	—	—	3,850,913
Thrifts & Mortgage Finance	10,953,354	—	—	10,953,354
Trading Companies & Distributors	8,692,828	—	—	8,692,828
Transportation Infrastructure	1,581,448	—	—	1,581,448

Total Common Stocks	$477,877,601	$3,601,247	$—	$481,478,848

Corporate Bonds	—	—	43,235	43,235
Mutual Fund	10,825,859	—	—	10,825,859
Preferred Stocks	—	—	76,333	76,333
Repurchase Agreements	—	23,847,905	—	23,847,905

Total	$488,703,460	$27,449,152	$119,568	$516,272,180

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Balance as of 12/31/12	$—	$81,538	$43,801	$125,339
Accrued Accretion/(Amortization)	—	—	(566)	(566)
Realized Gain/(Loss)	—	—	(4,083)	(4,083)
Change in Unrealized Appreciation/(Depreciation)	—	(5,205)	2,921	(2,284)
Purchases*	—	—	—	—
Sales	—	—	1,162	1,162
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—

Balance as of 09/30/13	$—	$76,333	$43,235	$119,568

*	Purchases include all purchases of securities and securities received in corporate actions.

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.3%

	Shares	Market Value
Aerospace & Defense 3.6%
Boeing Co. (The)	158,100	$18,576,750
Lockheed Martin Corp.	57,700	7,359,635

		25,936,385

Automobiles 0.8%
Ford Motor Co.	363,600	6,133,932

Beverages 4.7%
Beam, Inc.	169,700	10,971,105
Coca-Cola Co. (The)	599,300	22,701,484

		33,672,589

Biotechnology 2.0%
Biogen Idec, Inc.*	30,000	7,222,800
Celgene Corp.*	18,500	2,847,705
Pharmacyclics, Inc.*	33,000	4,567,860

		14,638,365

Capital Markets 3.0%
Goldman Sachs Group, Inc. (The)	135,000	21,358,350

Chemicals 4.2%
Huntsman Corp.	167,600	3,454,236
Monsanto Co.	58,900	6,147,393
PPG Industries, Inc.	80,800	13,498,448
Praxair, Inc.	63,100	7,585,251

		30,685,328

Commercial Banks 4.9%
Regions Financial Corp.	689,100	6,381,066
Wells Fargo & Co.	703,400	29,064,488

		35,445,554

Commercial Services & Supplies 0.4%
Tyco International Ltd.	81,900	2,864,862

Communications Equipment 4.4%
Cisco Systems, Inc.	342,800	8,028,376
QUALCOMM, Inc.	356,400	24,007,104

		32,035,480

Computers & Peripherals 1.5%
Apple, Inc.	23,300	11,108,275

Consumer Finance 1.2%
Discover Financial Services	166,200	8,399,748

Diversified Consumer Services 0.7%
Service Corp. International	288,200	5,366,284

Diversified Financial Services 0.5%
Citigroup, Inc.	81,900	3,972,969

Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	115,400	5,384,564

Electric Utilities 1.1%
Great Plains Energy, Inc.	369,380	8,200,236

Energy Equipment & Services 0.9%
Dril-Quip, Inc.*	59,700	6,850,575

Food & Staples Retailing 0.2%
CVS Caremark Corp.	31,000	1,759,250

Food Products 1.4%
Hillshire Brands Co.	320,900	9,864,466

Health Care Equipment & Supplies 2.2%
Abbott Laboratories	476,700	15,821,673

Health Care Providers & Services 2.7%
Aetna, Inc.	106,700	6,830,934
Cardinal Health, Inc.	49,600	2,586,640
McKesson Corp.	76,900	9,866,270

		19,283,844

Hotels, Restaurants & Leisure 2.2%
McDonald’s Corp.	73,900	7,109,919
Starbucks Corp.	69,300	5,334,021
Starwood Hotels & Resorts Worldwide, Inc.	49,200	3,269,340

		15,713,280

Household Durables 0.2%
Taylor Morrison Home Corp., Class A*	78,700	1,782,555

Household Products 3.1%
Procter & Gamble Co. (The)	296,600	22,419,994

Independent Power Producers & Energy Traders 0.6%
Calpine Corp.*	226,000	4,391,180

Industrial Conglomerates 2.4%
General Electric Co.	741,600	17,716,824

Information Technology Services 2.4%
Amdocs Ltd.	190,200	6,968,928
Computer Sciences Corp.	130,400	6,746,896
CoreLogic, Inc.*	123,500	3,340,675

		17,056,499

Insurance 4.0%
Allied World Assurance Co. Holdings AG	46,200	4,591,818
Allstate Corp. (The)	72,800	3,680,040
HCC Insurance Holdings, Inc.	41,300	1,809,766

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Travelers Cos., Inc. (The)	221,600	$18,785,032

		28,866,656

Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	10,400	3,251,456

Internet Software & Services 2.6%
eBay, Inc.*	207,800	11,593,162
Google, Inc., Class A*	8,100	7,094,871

		18,688,033

Leisure Equipment & Products 0.4%
Mattel, Inc.	63,500	2,658,110

Machinery 1.9%
Crane Co.	45,000	2,775,150
Ingersoll-Rand PLC	167,400	10,870,956

		13,646,106

Media 2.6%
Liberty Media Corp., Series A*	64,400	9,476,460
Time Warner, Inc.	102,700	6,758,687
Viacom, Inc., Class B	34,300	2,866,794

		19,101,941

Multi-Utilities 1.8%
Ameren Corp.	237,373	8,270,075
DTE Energy Co.	76,400	5,040,872

		13,310,947

Office Electronics 1.7%
Xerox Corp.	1,167,000	12,008,430

Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	54,200	5,040,058
Cabot Oil & Gas Corp.	222,800	8,314,896
Chevron Corp.	189,300	22,999,950
EOG Resources, Inc.	49,600	8,396,288
Occidental Petroleum Corp.	92,000	8,605,680
Phillips 66	110,800	6,406,456
Southwestern Energy Co.*	61,200	2,226,456

		61,989,784

Pharmaceuticals 5.6%
AbbVie, Inc.	136,200	6,092,226
Allergan, Inc.	86,600	7,832,970
Eli Lilly & Co.	46,200	2,325,246
Johnson & Johnson	41,100	3,562,959
Pfizer, Inc.	711,200	20,418,552

		40,231,953

Real Estate Investment Trusts (REITs) 1.9%
Equity Lifestyle Properties, Inc.	55,800	1,906,686
General Growth Properties, Inc.	118,900	2,293,581
Prologis, Inc.	193,300	7,271,946
Vornado Realty Trust	30,300	2,547,018

		14,019,231

Road & Rail 3.3%
AMERCO	12,700	2,338,451
Union Pacific Corp.	140,200	21,778,668

		24,117,119

Software 5.4%
Activision Blizzard, Inc.	232,000	3,867,440
Adobe Systems, Inc.*	101,600	5,277,104
CA, Inc.	173,100	5,135,877
Citrix Systems, Inc.*	41,600	2,937,376
Microsoft Corp.	404,300	13,467,233
Oracle Corp.	129,700	4,302,149
Rovi Corp.*	222,800	4,271,076

		39,258,255

Specialty Retail 2.6%
Home Depot, Inc. (The)	129,100	9,792,235
Lowe’s Cos., Inc.	113,100	5,384,691
Signet Jewelers Ltd.	48,200	3,453,530

		18,630,456

Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	27,700	2,012,128

Tobacco 2.3%
Philip Morris International, Inc.	194,900	16,876,391

Wireless Telecommunication Services 0.8%
Telephone & Data Systems, Inc.	185,400	5,478,570

Total Common Stocks (cost $669,091,692)		712,008,627

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(a)	11,646,904	$11,646,904

Total Mutual Fund (cost $11,646,904)		11,646,904

Total Investments (cost $680,738,596)(b) — 99.9%		723,655,531
Other assets in excess of liabilities — 0.1%		504,154

NET ASSETS — 100.0%		$724,159,685

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2013.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $682,897,059, tax unrealized appreciation and depreciation were $52,176,805 and $(11,418,333), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Nationwide Fund

AG	Stock Corporation
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At September 30, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
153	S&P 500 E-Mini	12/20/13	$12,808,395	$(62,400)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(62,400)

Total		$(62,400)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.0%

	Shares	Market Value
Commercial Services & Supplies 5.3%
Iron Mountain, Inc.	538,700	$14,555,674

Health Care Providers & Services 3.0%
Brookdale Senior Living, Inc.*	314,169	8,262,645

Hotels, Restaurants & Leisure 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	40,800	2,711,160

Real Estate Investment Trusts (REITs) 89.7%
American Tower Corp.	74,023	5,487,325
AvalonBay Communities, Inc.	129,200	16,420,028
BRE Properties, Inc.	170,800	8,669,808
Camden Property Trust	128,500	7,895,040
DiamondRock Hospitality Co.	520,000	5,548,400
Douglas Emmett, Inc.	356,784	8,373,721
DuPont Fabros Technology, Inc.	318,500	8,207,745
Equity Lifestyle Properties, Inc.	234,500	8,012,865
Equity Residential	504,100	27,004,637
Essex Property Trust, Inc.	73,300	10,826,410
HCP, Inc.	168,800	6,912,360
Highwoods Properties, Inc.	475,200	16,779,312
Host Hotels & Resorts, Inc.	634,800	11,216,916
Liberty Property Trust	375,600	13,371,360
Mack-Cali Realty Corp.	207,400	4,550,356
Mid-America Apartment Communities, Inc.	176,900	11,056,250
Pennsylvania Real Estate Investment Trust	298,400	5,580,080
Simon Property Group, Inc.	240,400	35,634,492
SL Green Realty Corp.	149,600	13,290,464
Ventas, Inc.	223,300	13,732,950
Weyerhaeuser Co.	255,300	7,309,239

		245,879,758

Total Common Stocks (cost $254,353,521)		271,409,237

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	2,132,129	$2,132,129

Total Mutual Fund (cost $2,132,129)		2,132,129

Total Investments (cost $256,485,650)(b) — 99.8%		273,541,366
Other assets in excess of liabilities — 0.2%		590,617

NET ASSETS — 100.0%		$274,131,983

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2013.
(b)	At September 30, 2013, the tax basis cost of the Fund’s investments was $256,906,255, tax unrealized appreciation and depreciation were $28,131,832 and $(11,496,721), respectively.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Real Estate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At September 30, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 97.7%

	Shares	Market Value
Aerospace & Defense 2.7%
Boeing Co. (The)	127,472	$14,977,960
General Dynamics Corp.	61,060	5,343,971
Honeywell International, Inc.	144,117	11,967,476
L-3 Communications Holdings, Inc.	16,480	1,557,360
Lockheed Martin Corp.	49,506	6,314,490
Northrop Grumman Corp.	42,294	4,028,926
Precision Castparts Corp.	26,739	6,076,170
Raytheon Co.	59,256	4,566,860
Rockwell Collins, Inc.	24,889	1,688,968
Textron, Inc.	51,490	1,421,639
United Technologies Corp.	155,106	16,723,529

		74,667,349

Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.(a)	29,206	1,739,509
Expeditors International of Washington, Inc.	37,867	1,668,420
FedEx Corp.	54,567	6,226,641
United Parcel Service, Inc., Class B	132,682	12,123,154

		21,757,724

Airlines 0.2%
Delta Air Lines, Inc.	157,527	3,716,062
Southwest Airlines Co.	129,845	1,890,543

		5,606,605

Auto Components 0.4%
BorgWarner, Inc.	21,045	2,133,752
Delphi Automotive PLC	51,880	3,030,830
Goodyear Tire & Rubber Co. (The)*	45,064	1,011,687
Johnson Controls, Inc.	125,634	5,213,811

		11,390,080

Automobiles 0.7%
Ford Motor Co.	723,522	12,205,816
General Motors Co.*	172,839	6,217,019
Harley-Davidson, Inc.	40,881	2,626,195

		21,049,030

Beverages 2.2%
Beam, Inc.	29,744	1,922,950
Brown-Forman Corp., Class B	29,828	2,032,182
Coca-Cola Co. (The)	700,285	26,526,796
Coca-Cola Enterprises, Inc.	45,713	1,838,120
Constellation Brands, Inc., Class A*	30,441	1,747,313
Dr Pepper Snapple Group, Inc.	37,434	1,677,792
Molson Coors Brewing Co., Class B	28,812	1,444,345
Monster Beverage Corp.*	24,939	1,303,063
PepsiCo, Inc.	283,279	22,520,680

		61,013,241

Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	35,925	4,173,048
Amgen, Inc.	138,357	15,487,683
Biogen Idec, Inc.*	43,648	10,508,692
Celgene Corp.*	75,552	11,629,719
Gilead Sciences, Inc.*	281,108	17,664,827
Regeneron Pharmaceuticals, Inc.*	14,325	4,481,863
Vertex Pharmaceuticals, Inc.*	42,745	3,240,926

		67,186,758

Building Products 0.1%
Masco Corp.	65,227	1,388,031

Capital Markets 2.1%
Ameriprise Financial, Inc.	36,360	3,311,669
Bank of New York Mellon Corp. (The)	211,367	6,381,170
BlackRock, Inc.	23,132	6,259,982
Charles Schwab Corp. (The)	212,344	4,488,952
E*TRADE Financial Corp.*	52,273	862,504
Franklin Resources, Inc.	74,705	3,776,338
Goldman Sachs Group, Inc. (The)	76,724	12,138,504
Invesco Ltd.	81,562	2,601,828
Legg Mason, Inc.(a)	19,819	662,747
Morgan Stanley	255,361	6,881,979
Northern Trust Corp.	41,438	2,253,813
State Street Corp.	81,939	5,387,489
T. Rowe Price Group, Inc.	47,775	3,436,456

		58,443,431

Chemicals 2.5%
Air Products & Chemicals, Inc.	38,495	4,102,412
Airgas, Inc.	12,091	1,282,251
CF Industries Holdings, Inc.	10,531	2,220,251
Dow Chemical Co. (The)	222,248	8,534,323
E.I. du Pont de Nemours & Co.	169,585	9,930,898
Eastman Chemical Co.	28,437	2,215,242
Ecolab, Inc.	49,805	4,918,742
FMC Corp.	24,974	1,791,135
International Flavors & Fragrances, Inc.	14,953	1,230,632
LyondellBasell Industries NV, Class A	82,274	6,024,925
Monsanto Co.	97,905	10,218,345
Mosaic Co. (The)	62,542	2,690,557
PPG Industries, Inc.	26,254	4,385,993
Praxair, Inc.	54,118	6,505,525
Sherwin-Williams Co. (The)	16,024	2,919,252
Sigma-Aldrich Corp.	22,075	1,882,997

		70,853,480

Commercial Banks 2.7%
BB&T Corp.	129,244	4,361,985
Comerica, Inc.	33,878	1,331,744
Fifth Third Bancorp	162,847	2,937,760
Huntington Bancshares, Inc.	153,443	1,267,439

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
KeyCorp	167,546	$1,910,024
M&T Bank Corp.(a)	23,874	2,671,978
PNC Financial Services Group, Inc. (The)	97,622	7,072,714
Regions Financial Corp.	256,572	2,375,857
SunTrust Banks, Inc.	98,856	3,204,912
U.S. Bancorp	337,866	12,359,138
Wells Fargo & Co.	887,509	36,671,872
Zions Bancorporation	33,891	929,291

		77,094,714

Commercial Services & Supplies 0.5%
ADT Corp. (The)*	36,780	1,495,475
Cintas Corp.	18,814	963,277
Iron Mountain, Inc.	31,196	842,916
Pitney Bowes, Inc.(a)	37,310	678,669
Republic Services, Inc.	49,927	1,665,564
Stericycle, Inc.*	15,828	1,826,551
Tyco International Ltd.	85,110	2,977,148
Waste Management, Inc.	80,120	3,304,149

		13,753,749

Communications Equipment 1.8%
Cisco Systems, Inc.	984,695	23,061,557
F5 Networks, Inc.*	14,458	1,239,918
Harris Corp.	19,674	1,166,668
JDS Uniphase Corp.*	43,056	633,354
Juniper Networks, Inc.*	92,869	1,844,378
Motorola Solutions, Inc.	43,491	2,582,496
QUALCOMM, Inc.	315,097	21,224,934

		51,753,305

Computers & Peripherals 3.9%
Apple, Inc.	166,866	79,553,366
Dell, Inc.	269,199	3,706,870
EMC Corp.	382,258	9,770,514
Hewlett-Packard Co.	353,002	7,405,982
NetApp, Inc.	62,509	2,664,134
SanDisk Corp.	44,184	2,629,390
Seagate Technology PLC	57,063	2,495,936
Western Digital Corp.	38,771	2,458,081

		110,684,273

Construction & Engineering 0.2%
Fluor Corp.	29,879	2,120,214
Jacobs Engineering Group, Inc.*	24,252	1,410,981
Quanta Services, Inc.*	39,074	1,074,926

		4,606,121

Construction Materials 0.0%†
Vulcan Materials Co.	23,845	1,235,409

Consumer Finance 1.0%
American Express Co.	170,437	12,871,402
Capital One Financial Corp.	107,491	7,388,932
Discover Financial Services	88,893	4,492,652
SLM Corp.	80,192	1,996,781

		26,749,767

Containers & Packaging 0.2%
Avery Dennison Corp.	18,194	791,803
Ball Corp.	26,692	1,197,937
Bemis Co., Inc.	18,734	730,813
MeadWestvaco Corp.	32,454	1,245,585
Owens-Illinois, Inc.*	29,982	900,060
Sealed Air Corp.	36,149	982,891

		5,849,089

Distributors 0.1%
Genuine Parts Co.	28,426	2,299,379

Diversified Consumer Services 0.0%†
H&R Block, Inc.	50,508	1,346,543

Diversified Financial Services 3.8%
Bank of America Corp.	1,973,298	27,231,512
Citigroup, Inc.	558,515	27,093,563
CME Group, Inc.	57,700	4,262,876
IntercontinentalExchange, Inc.*(a)	13,349	2,421,776
JPMorgan Chase & Co.	691,398	35,738,363
Leucadia National Corp.	57,521	1,566,872
McGraw Hill Financial, Inc.	50,527	3,314,066
Moody’s Corp.	35,573	2,501,849
NASDAQ OMX Group, Inc. (The)	21,255	682,073
NYSE Euronext	44,578	1,871,384

		106,684,334

Diversified Telecommunication Services 2.2%
AT&T, Inc.	975,515	32,991,917
CenturyLink, Inc.(a)	110,385	3,463,881
Frontier Communications Corp.(a)	184,929	771,154
Verizon Communications, Inc.	525,568	24,523,003
Windstream Holdings, Inc.(a)	109,385	875,080

		62,625,035

Electric Utilities 1.7%
American Electric Power Co., Inc.	89,495	3,879,608
Duke Energy Corp.	129,659	8,658,628
Edison International	59,762	2,752,638
Entergy Corp.	32,686	2,065,428
Exelon Corp.	157,466	4,667,292
FirstEnergy Corp.	76,711	2,796,116
NextEra Energy, Inc.	78,070	6,258,091
Northeast Utilities	57,711	2,380,579
Pepco Holdings, Inc.	45,443	838,878
Pinnacle West Capital Corp.	20,173	1,104,270
PPL Corp.	115,984	3,523,594
Southern Co. (The)	160,479	6,608,525
Xcel Energy, Inc.	91,208	2,518,253

		48,051,900

Electrical Equipment 0.8%
AMETEK, Inc.	44,830	2,063,077
Eaton Corp. PLC	87,023	5,990,663
Emerson Electric Co.	131,267	8,492,975
Rockwell Automation, Inc.	25,477	2,724,510
Roper Industries, Inc.	18,164	2,413,451

		21,684,676

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	29,317	$2,268,549
Corning, Inc.	268,362	3,915,402
FLIR Systems, Inc.	26,103	819,634
Jabil Circuit, Inc.	34,026	737,684
Molex, Inc.	25,051	964,964
TE Connectivity Ltd.	75,915	3,930,879

		12,637,112

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	81,349	3,994,236
Cameron International Corp.*	45,237	2,640,484
Diamond Offshore Drilling, Inc.	12,862	801,560
Ensco PLC, Class A	43,001	2,311,304
FMC Technologies, Inc.*	43,509	2,411,269
Halliburton Co.	155,345	7,479,862
Helmerich & Payne, Inc.	19,525	1,346,249
Nabors Industries Ltd.	47,808	767,796
National Oilwell Varco, Inc.	78,557	6,136,087
Noble Corp.	46,464	1,754,945
Rowan Cos. PLC, Class A*	23,006	844,780
Schlumberger Ltd.	243,048	21,475,721

		51,964,293

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	80,215	9,234,351
CVS Caremark Corp.	225,593	12,802,403
Kroger Co. (The)	95,388	3,847,952
Safeway, Inc.	44,109	1,411,047
Sysco Corp.	108,119	3,441,428
Walgreen Co.	159,660	8,589,708
Wal-Mart Stores, Inc.	298,987	22,113,078
Whole Foods Market, Inc.	68,399	4,001,341

		65,441,308

Food Products 1.6%
Archer-Daniels-Midland Co.	120,874	4,452,998
Campbell Soup Co.	32,746	1,333,090
ConAgra Foods, Inc.	77,485	2,350,895
General Mills, Inc.	117,913	5,650,391
Hershey Co. (The)	27,496	2,543,380
Hormel Foods Corp.	24,785	1,043,944
J.M. Smucker Co. (The)	19,327	2,030,108
Kellogg Co.	47,245	2,774,699
Kraft Foods Group, Inc.	109,364	5,735,048
McCormick & Co., Inc., Non-Voting Shares	24,198	1,565,611
Mead Johnson Nutrition Co.	37,140	2,758,016
Mondelez International, Inc., Class A	327,264	10,282,635
Tyson Foods, Inc., Class A	51,169	1,447,059

		43,967,874

Gas Utilities 0.1%
AGL Resources, Inc.	21,832	1,004,927
ONEOK, Inc.	37,809	2,015,976

		3,020,903

Health Care Equipment & Supplies 2.0%
Abbott Laboratories(b)	285,463	9,474,517
Baxter International, Inc.	99,676	6,547,716
Becton, Dickinson and Co.	35,629	3,563,612
Boston Scientific Corp.*	246,201	2,890,400
C.R. Bard, Inc.	14,528	1,673,626
CareFusion Corp.*	39,425	1,454,782
Covidien PLC	84,519	5,150,588
DENTSPLY International, Inc.	26,218	1,138,123
Edwards Lifesciences Corp.*	20,701	1,441,411
Intuitive Surgical, Inc.*	7,299	2,746,395
Medtronic, Inc.	183,239	9,757,477
St. Jude Medical, Inc.	52,726	2,828,223
Stryker Corp.	54,155	3,660,336
Varian Medical Systems, Inc.*	19,893	1,486,604
Zimmer Holdings, Inc.	31,127	2,556,772

		56,370,582

Health Care Providers & Services 2.0%
Aetna, Inc.	68,372	4,377,175
AmerisourceBergen Corp.	42,356	2,587,952
Cardinal Health, Inc.	62,385	3,253,378
Cigna Corp.	51,972	3,994,568
DaVita HealthCare Partners, Inc.*	32,390	1,842,991
Express Scripts Holding Co.*	149,485	9,235,183
Humana, Inc.	28,740	2,682,304
Laboratory Corp of America Holdings*	16,568	1,642,551
McKesson Corp.	41,982	5,386,291
Patterson Cos., Inc.	15,223	611,965
Quest Diagnostics, Inc.(a)	27,928	1,725,671
Tenet Healthcare Corp.*	18,709	770,624
UnitedHealth Group, Inc.	186,761	13,373,955
WellPoint, Inc.	54,920	4,591,861

		56,076,469

Health Care Technology 0.1%
Cerner Corp.*	54,172	2,846,739

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	80,454	2,626,019
Chipotle Mexican Grill, Inc.*	5,670	2,430,729
Darden Restaurants, Inc.	23,819	1,102,582
International Game Technology	47,788	904,627
Marriott International, Inc., Class A	41,809	1,758,487
McDonald’s Corp.	183,623	17,666,369
Starbucks Corp.	137,993	10,621,321
Starwood Hotels & Resorts Worldwide, Inc.	35,690	2,371,600
Wyndham Worldwide Corp.	24,452	1,490,838
Wynn Resorts Ltd.	14,848	2,346,132
Yum! Brands, Inc.	81,984	5,852,838

		49,171,542

Household Durables 0.3%
D.R. Horton, Inc.	52,140	1,013,080
Garmin Ltd.(a)	22,574	1,020,119
Harman International Industries, Inc.	12,462	825,358
Leggett & Platt, Inc.	26,057	785,619
Lennar Corp., Class A	30,360	1,074,744
Newell Rubbermaid, Inc.	52,930	1,455,575
PulteGroup, Inc.	64,125	1,058,063
Whirlpool Corp.	14,523	2,126,748

		9,359,306

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Household Products 2.0%
Clorox Co. (The)	23,975	$1,959,237
Colgate-Palmolive Co.	161,846	9,597,468
Kimberly-Clark Corp.	70,373	6,630,544
Procter & Gamble Co. (The)	503,007	38,022,299

		56,209,548

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)	113,376	1,506,767
NRG Energy, Inc.	59,163	1,616,925

		3,123,692

Industrial Conglomerates 2.4%
3M Co.	119,245	14,239,045
Danaher Corp.	109,852	7,614,941
General Electric Co.	1,870,510	44,686,484

		66,540,470

Information Technology Services 3.5%
Accenture PLC, Class A	118,464	8,723,689
Automatic Data Processing, Inc.	88,706	6,420,540
Cognizant Technology Solutions Corp., Class A*	55,321	4,542,961
Computer Sciences Corp.	27,163	1,405,414
Fidelity National Information Services, Inc.	53,767	2,496,939
Fiserv, Inc.*	23,913	2,416,409
International Business Machines Corp.	189,133	35,023,649
MasterCard, Inc., Class A	19,056	12,820,496
Paychex, Inc.	59,778	2,429,378
Teradata Corp.*	29,976	1,661,869
Total System Services, Inc.	30,575	899,516
Visa, Inc., Class A	94,803	18,116,853
Western Union Co. (The)	101,407	1,892,255

		98,849,968

Insurance 4.3%
ACE Ltd.	62,390	5,837,208
Aflac, Inc.(b)	85,510	5,300,765
Allstate Corp. (The)	85,159	4,304,787
American International Group, Inc.	271,135	13,185,295
Aon PLC	56,484	4,204,669
Assurant, Inc.	13,748	743,767
Berkshire Hathaway, Inc., Class B*	330,605	37,526,974
Chubb Corp. (The)	46,930	4,188,972
Cincinnati Financial Corp.	27,170	1,281,337
Genworth Financial, Inc., Class A*	90,474	1,157,163
Hartford Financial Services Group, Inc.	83,624	2,602,379
Lincoln National Corp.	48,622	2,041,638
Loews Corp.	56,365	2,634,500
Marsh & McLennan Cos., Inc.	100,959	4,396,764
MetLife, Inc.	205,652	9,655,361
Principal Financial Group, Inc.	50,253	2,151,834
Progressive Corp. (The)	101,658	2,768,147
Prudential Financial, Inc.	85,466	6,664,639
Torchmark Corp.	16,763	1,212,803
Travelers Cos., Inc. (The)	68,594	5,814,713
Unum Group	48,456	1,475,001
XL Group PLC	52,627	1,621,964

		120,770,680

Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	67,968	21,249,516
Expedia, Inc.	19,710	1,020,781
Netflix, Inc.*	10,819	3,345,343
priceline.com, Inc.*	9,460	9,563,587
TripAdvisor, Inc.*	20,468	1,552,293

		36,731,520

Internet Software & Services 2.3%
Akamai Technologies, Inc.*	32,601	1,685,472
eBay, Inc.*	213,934	11,935,378
Google, Inc., Class A*	51,378	45,002,504
VeriSign, Inc.*(a)	24,828	1,263,497
Yahoo!, Inc.*	174,238	5,777,732

		65,664,583

Leisure Equipment & Products 0.1%
Hasbro, Inc.(a)	21,035	991,590
Mattel, Inc.	63,356	2,652,082

		3,643,672

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	60,796	3,115,795
Life Technologies Corp.*	31,606	2,365,077
PerkinElmer, Inc.	20,420	770,855
Thermo Fisher Scientific, Inc.	66,203	6,100,607
Waters Corp.*	15,720	1,669,621

		14,021,955

Machinery 1.8%
Caterpillar, Inc.	116,875	9,743,869
Cummins, Inc.	31,996	4,251,308
Deere & Co.	70,340	5,724,973
Dover Corp.	31,385	2,819,315
Flowserve Corp.	25,858	1,613,281
Illinois Tool Works, Inc.	75,706	5,774,097
Ingersoll-Rand PLC	49,741	3,230,180
Joy Global, Inc.(a)	19,500	995,280
PACCAR, Inc.	64,879	3,611,165
Pall Corp.	20,470	1,577,009
Parker Hannifin Corp.	27,377	2,976,427
Pentair Ltd.	36,608	2,377,323
Snap-on, Inc.	10,630	1,057,685
Stanley Black & Decker, Inc.	29,423	2,664,841
Xylem, Inc.	34,002	949,676

		49,366,429

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Media 3.6%
Cablevision Systems Corp., Class A	39,069	$657,922
CBS Corp. Non-Voting Shares, Class B	103,342	5,700,345
Comcast Corp., Class A	480,421	21,691,008
DIRECTV*	93,806	5,604,908
Discovery Communications, Inc., Class A*	42,429	3,581,856
Gannett Co., Inc.	41,998	1,125,126
Interpublic Group of Cos., Inc. (The)	77,650	1,334,027
News Corp., Class A*	91,299	1,466,262
Omnicom Group, Inc.	47,203	2,994,558
Scripps Networks Interactive, Inc., Class A	20,080	1,568,449
Time Warner Cable, Inc.	52,506	5,859,670
Time Warner, Inc.	169,007	11,122,351
Twenty-First Century Fox, Inc.	365,053	12,229,276
Viacom, Inc., Class B	79,737	6,664,418
Walt Disney Co. (The)	305,173	19,680,607
Washington Post Co. (The), Class B	806	492,748

		101,773,531

Metals & Mining 0.5%
Alcoa, Inc.(a)	196,191	1,593,071
Allegheny Technologies, Inc.	19,986	609,973
Cliffs Natural Resources, Inc.(a)	28,271	579,555
Freeport-McMoRan Copper & Gold, Inc.	190,416	6,298,961
Newmont Mining Corp.	91,203	2,562,804
Nucor Corp.	58,291	2,857,425
United States Steel Corp.(a)	26,198	539,417

		15,041,206

Multiline Retail 0.7%
Dollar General Corp.*	54,716	3,089,265
Dollar Tree, Inc.*	41,060	2,346,990
Family Dollar Stores, Inc.	17,726	1,276,626
J.C. Penney Co., Inc.*(a)	35,158	310,094
Kohl’s Corp.	37,377	1,934,260
Macy’s, Inc.	69,147	2,991,991
Nordstrom, Inc.	26,522	1,490,536
Target Corp.	115,948	7,418,353

		20,858,115

Multi-Utilities 1.2%
Ameren Corp.	44,513	1,550,833
CenterPoint Energy, Inc.	78,612	1,884,330
CMS Energy Corp.	48,754	1,283,205
Consolidated Edison, Inc.	53,723	2,962,286
Dominion Resources, Inc.	106,328	6,643,373
DTE Energy Co.	32,136	2,120,333
Integrys Energy Group, Inc.	14,732	823,372
NiSource, Inc.	57,244	1,768,267
PG&E Corp.	81,761	3,345,660
Public Service Enterprise Group, Inc.	92,806	3,056,102
SCANA Corp.	25,594	1,178,348
Sempra Energy	41,707	3,570,119
TECO Energy, Inc.	37,227	615,735
Wisconsin Energy Corp.	41,959	1,694,304

		32,496,267

Office Electronics 0.1%
Xerox Corp.	212,980	2,191,564

Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	92,319	8,584,744
Apache Corp.	74,156	6,313,642
Cabot Oil & Gas Corp.	77,314	2,885,358
Chesapeake Energy Corp.	93,125	2,410,075
Chevron Corp.	354,866	43,116,219
ConocoPhillips	224,610	15,612,641
CONSOL Energy, Inc.	41,948	1,411,550
Denbury Resources, Inc.*	68,092	1,253,574
Devon Energy Corp.	70,075	4,047,532
EOG Resources, Inc.	50,028	8,468,740
EQT Corp.	27,595	2,448,228
Exxon Mobil Corp.	808,459	69,559,812
Hess Corp.	53,006	4,099,484
Kinder Morgan, Inc.	123,630	4,397,519
Marathon Oil Corp.	130,423	4,549,154
Marathon Petroleum Corp.	57,531	3,700,394
Murphy Oil Corp.	32,301	1,948,396
Newfield Exploration Co.*	25,010	684,524
Noble Energy, Inc.	65,873	4,414,150
Occidental Petroleum Corp.	147,980	13,842,049
Peabody Energy Corp.	49,374	851,702
Phillips 66	112,262	6,490,989
Pioneer Natural Resources Co.	25,441	4,803,261
QEP Resources, Inc.	32,732	906,349
Range Resources Corp.	29,913	2,270,098
Southwestern Energy Co.*	64,480	2,345,782
Spectra Energy Corp.	122,739	4,201,356
Tesoro Corp.	24,911	1,095,586
Valero Energy Corp.	99,596	3,401,203
Williams Cos., Inc. (The)	125,642	4,568,343
WPX Energy, Inc.*	37,142	715,355

		235,397,809

Paper & Forest Products 0.1%
International Paper Co.	81,904	3,669,299

Personal Products 0.2%
Avon Products, Inc.	79,453	1,636,732
Estee Lauder Cos., Inc. (The), Class A	46,946	3,281,525

		4,918,257

Pharmaceuticals 5.8%
AbbVie, Inc.	291,167	13,023,900
Actavis, Inc.*	31,823	4,582,512
Allergan, Inc.	54,532	4,932,419
Bristol-Myers Squibb Co.	302,351	13,992,804

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Eli Lilly & Co.	182,095	$9,164,841
Forest Laboratories, Inc.*	43,387	1,856,530
Hospira, Inc.*	30,274	1,187,346
Johnson & Johnson	517,576	44,868,664
Merck & Co., Inc.	537,521	25,591,375
Mylan, Inc.*	69,906	2,668,312
Perrigo Co.(a)	17,276	2,131,513
Pfizer, Inc.	1,216,002	34,911,418
Zoetis, Inc.	92,011	2,863,382

		161,775,016

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	7,144	741,904
Equifax, Inc.	22,295	1,334,356
Nielsen Holdings NV	39,449	1,437,916
Robert Half International, Inc.	25,375	990,386

		4,504,562

Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp.	72,535	5,377,020
Apartment Investment & Management Co., Class A	26,778	748,177
AvalonBay Communities, Inc.	22,308	2,835,124
Boston Properties, Inc.	27,978	2,990,848
Equity Residential	61,528	3,296,055
HCP, Inc.	83,720	3,428,334
Health Care REIT, Inc.	52,646	3,284,057
Host Hotels & Resorts, Inc.	137,692	2,433,018
Kimco Realty Corp.	75,237	1,518,283
Macerich Co. (The)	25,792	1,455,700
Plum Creek Timber Co., Inc.	29,876	1,399,093
Prologis, Inc.	91,384	3,437,866
Public Storage	26,573	4,266,295
Simon Property Group, Inc.	57,008	8,450,296
Ventas, Inc.	53,856	3,312,144
Vornado Realty Trust	31,927	2,683,784
Weyerhaeuser Co.	107,223	3,069,794

		53,985,888

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	51,008	1,179,815

Road & Rail 0.9%
CSX Corp.	187,439	4,824,680
Kansas City Southern	20,212	2,210,384
Norfolk Southern Corp.	57,321	4,433,780
Ryder System, Inc.	9,526	568,702
Union Pacific Corp.	85,206	13,235,900

		25,273,446

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	58,727	2,182,295
Analog Devices, Inc.	57,040	2,683,732
Applied Materials, Inc.	220,397	3,865,763
Broadcom Corp., Class A	100,984	2,626,594
First Solar, Inc.*	12,732	511,954
Intel Corp.	914,982	20,971,387
KLA-Tencor Corp.	30,432	1,851,787
Lam Research Corp.*	29,853	1,528,175
Linear Technology Corp.	42,792	1,697,131
LSI Corp.	101,226	791,587
Microchip Technology, Inc.(a)	36,169	1,457,249
Micron Technology, Inc.*	190,664	3,330,900
NVIDIA Corp.	106,000	1,649,360
Teradyne, Inc.*	34,788	574,698
Texas Instruments, Inc.	202,298	8,146,541
Xilinx, Inc.	48,886	2,290,798

		56,159,951

Software 3.3%
Adobe Systems, Inc.*	85,832	4,458,114
Autodesk, Inc.*	41,193	1,695,916
CA, Inc.	60,272	1,788,270
Citrix Systems, Inc.*	34,325	2,423,688
Electronic Arts, Inc.*	56,273	1,437,775
Intuit, Inc.	54,518	3,615,089
Microsoft Corp.	1,392,212	46,374,582
Oracle Corp.	654,966	21,725,222
Red Hat, Inc.*	34,782	1,604,842
Salesforce.com, Inc.*	100,685	5,226,558
Symantec Corp.	128,372	3,177,207

		93,527,263

Specialty Retail 2.3%
Abercrombie & Fitch Co., Class A	14,046	496,807
AutoNation, Inc.*	11,790	615,084
AutoZone, Inc.*	6,529	2,760,004
Bed Bath & Beyond, Inc.*	40,094	3,101,672
Best Buy Co., Inc.	49,643	1,861,612
CarMax, Inc.*	41,195	1,996,722
GameStop Corp., Class A	21,484	1,066,681
Gap, Inc. (The)	50,707	2,042,478
Home Depot, Inc. (The)	263,119	19,957,576
L Brands, Inc.	44,709	2,731,720
Lowe’s Cos., Inc.	193,221	9,199,252
O’Reilly Automotive, Inc.*	19,954	2,545,931
PetSmart, Inc.	19,160	1,461,142
Ross Stores, Inc.	39,825	2,899,260
Staples, Inc.	121,791	1,784,238
Tiffany & Co.	20,234	1,550,329
TJX Cos., Inc.	131,401	7,409,702
Urban Outfitters, Inc.*	20,123	739,923

		64,220,133

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	51,813	2,825,363
Fossil Group, Inc.*	9,248	1,074,987
NIKE, Inc., Class B	137,347	9,976,886
PVH Corp.	14,990	1,779,163
Ralph Lauren Corp.	11,172	1,840,364
VF Corp.	16,147	3,214,060

		20,710,823

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	87,244	789,558
People’s United Financial, Inc.	59,110	850,002

		1,639,560

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Tobacco 1.6%
Altria Group, Inc.	368,379	$12,653,819
Lorillard, Inc.	68,719	3,077,237
Philip Morris International, Inc.	297,297	25,742,947
Reynolds American, Inc.	58,093	2,833,776

		44,307,779

Trading Companies & Distributors 0.2%
Fastenal Co.	50,140	2,519,535
W.W. Grainger, Inc.	11,356	2,971,979

		5,491,514

Wireless Telecommunication Services 0.1%
Crown Castle International Corp.*	53,771	3,926,896

Total Common Stocks (cost $2,067,423,778)		2,746,601,362

Mutual Fund 2.0%

	Shares	Market Value
Money Market Fund 2.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (c)	57,472,809	$57,472,809

Total Mutual Fund (cost $57,472,809)		57,472,809

Repurchase Agreements 0.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $10,000,017, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $10,200,022.(d)	$10,000,000	10,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $11,814,871, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $12,051,166.(d)	11,814,838	11,814,838

Total Repurchase Agreements (cost $21,814,838)		21,814,838

Total Investments (cost $2,146,711,425)(e) — 100.5%		2,825,889,009
Liabilities in excess of other assets — (0.5%)		(14,939,377)

NET ASSETS — 100.0%		$2,810,949,632

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $22,598,885, which was collateralized by repurchase agreements with a value of $21,814,838 and $1,464,462 of collateral in the form of U.S. Treasury Securities, interest rates ranging from 0.00% - 2.13%, and maturity dates ranging from 01/31/14 - 11/30/17, a total value of $23,279,300.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of September 30, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $21,814,838.
(e)	At September 30, 2013, the tax basis cost of the Fund’s investments was $2,215,263,937, tax unrealized appreciation and depreciation were $740,729,528 and $(130,104,456), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund

At September 30, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
693	E-Mini S&P 500	12/20/13	$58,014,495	$(100,370)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,746,601,362	$—	$—	$2,746,601,362
Mutual Fund	57,472,809	—	—	57,472,809
Repurchase Agreements	—	21,814,838	—	21,814,838

Total Assets	$2,804,074,171	$21,814,838	$—	$2,825,889,009

Liabilities:
Futures Contracts	(100,370)	—	—	(100,370)

Total Liabilities	$(100,370)	$—	$—	$(100,370)

Total	$2,803,973,801	$21,814,838	$—	$2,825,788,639

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT S&P 500 Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(100,370)

Total		$(100,370)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 5.1%

	Principal Amount	Market Value
Automobiles 1.0%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19(a)	$3,000,000	$3,032,994
First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.47%, 05/15/18(a)	6,613,745	6,652,790
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 02/15/18(a)	10,940,890	10,945,091

		20,630,875

Home Equity 1.2%
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 0.94%, 12/25/33(b)	11,781,610	11,135,294
Ameriquest Mortgage Securities, Inc. Pass Through Certificates, Series 2004-R3, Class A1A, 0.52%, 05/25/34(b)	14,331,066	13,961,759

		25,097,053

Other 2.9%
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2, 1.50%, 01/16/46(a)	3,900,000	3,914,811
Series 2013-T3, Class A3, 1.79%, 05/15/46(a)	10,276,000	10,059,916
Series 2013-T3, Class B3, 2.14%, 05/15/46(a)	4,000,000	3,895,888
Nationstar Mortgage Advance Receivable Trust Series 2013-T2A, Class A2, 1.68%, 06/20/46(a)	10,000,000	9,985,695
Series 2013-T2A, Class B2, 1.99%, 06/20/46(a)	9,500,000	9,486,410
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B, 0.45%, 05/25/35(b)	24,993,812	24,571,832

		61,914,552

Total Asset-Backed Securities (cost $108,298,609)		107,642,480

Collateralized Mortgage Obligations 2.1%

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	9,977,741	10,058,234
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42(a)(b)	5,866,485	5,861,904
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class EL, 4.00%, 03/15/20	1,478,439	1,545,953
Series 3728, Class EA, 3.50%, 09/15/20	1,125,639	1,141,684
Series 3609, Class JA, 4.00%, 06/15/23	2,045,110	2,075,176
Series 3614, Class QA, 4.00%, 05/15/24	6,151,844	6,479,252
Series 3827, Class UA, 3.50%, 03/15/26	962,237	969,727
Series 3616, Class PA, 4.50%, 11/15/39	1,555,143	1,644,336
Federal National Mortgage Association REMICS, Series 2010-135, Class FP, 0.58%, 12/25/40(b)	8,057,329	8,054,784
Government National Mortgage Association, Series 2010-29, Class BA, 4.50%, 04/20/36	423,108	426,719
GSAA Trust, Series 2004-NC1, Class AF6, 4.76%, 11/25/33(c)	248,314	251,132
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	2,672,339	2,676,595
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 1.57%, 12/25/59(a)(b)	4,323,855	4,268,467

Total Collateralized Mortgage Obligations (cost $45,876,426)		45,453,963

Commercial Mortgage Backed Securities 5.9%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4, 5.36%, 09/10/47(b)	10,015,000	10,710,097
Series 2007-3, Class A4, 5.86%, 06/10/49(b)	10,000,000	11,112,268
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46(b)	9,259,392	9,515,354
Series 2005-T18, Class A4, 4.93%, 02/13/42(b)	3,846,834	4,007,240
Series 2006-PW12, Class A4, 5.86%, 09/11/38(b)	1,730,000	1,898,762
Series 2006-T22, Class AAB, 5.76%, 04/12/38(b)	69,799	70,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Short Term Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Bear Stearns Commercial Mortgage Securities (continued)
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.34%, 12/10/49(b)	$10,000,000	$11,483,893
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	4,638,834	4,889,342
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class A3, 4.58%, 06/10/48	285,613	288,791
Series 2005-C1, Class AJ, 4.83%, 06/10/48(b)	8,500,000	8,714,117
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, 08/10/38(b)(d)	8,553,499	8,749,428
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3A, 4.68%, 07/15/42	2,945,280	2,958,892
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43(b)	423,783	440,073
Series 2006-LDP7, Class ASB, 6.06%, 04/15/45(b)	987,478	1,032,665
Series 2011-C4, Class A2, 3.34%, 07/15/46(a)	1,000,000	1,046,647
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A3, 5.56%, 06/15/29(b)	53,269	53,249
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 06/12/43(b)	10,026,000	10,478,945
Morgan Stanley Capital I Series 2004-IQ8, Class A5, 5.11%, 06/15/40(b)	6,068,995	6,200,177
Series 2004-T13, Class A4, 4.66%, 09/13/45	222,634	223,269
Series 2005-HQ5, Class A4, 5.17%, 01/14/42	725,000	749,117
Series 2005-T19, Class AAB, 4.85%, 06/12/47	21,117	21,311
Series 2007-IQ15, Class A4, 6.11%, 06/11/49(b)	11,647,500	13,068,460
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	10,000,000	11,296,850
Series 2008-T29, Class A3, 6.46%, 01/11/43(b)	111,254	113,911
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	5,000,000	5,279,260

Total Commercial Mortgage Backed Securities (cost $127,967,416)		124,402,430

Corporate Bonds 61.6%

	Principal Amount	Market Value
Aerospace & Defense 0.9%
L-3 Communications Corp., 3.95%, 11/15/16	$13,000,000	$13,853,895
United Technologies Corp., 0.76%, 06/01/15(b)	5,000,000	5,035,325

		18,889,220

Auto Components 0.2%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,371,071

Automobiles 2.5%
Daimler Finance North America LLC 1.05%, 04/10/14(a)(b)	4,000,000	4,003,991
0.87%, 01/09/15(a)(b)	5,000,000	5,003,212
2.30%, 01/09/15(a)	5,000,000	5,082,997
1.65%, 04/10/15(a)	4,000,000	4,038,644
0.95%, 08/01/16(a)(b)	10,000,000	9,994,464
Volkswagen International Finance NV 1.00%, 03/21/14(a)(b)	15,000,000	15,035,189
1.15%, 11/20/15(a)	10,000,000	10,054,808

		53,213,305

Beverages 2.1%
Anheuser-Busch InBev Finance, Inc., 0.80%, 01/15/16	20,000,000	19,994,096
Molson Coors Brewing Co., 2.00%, 05/01/17	4,000,000	4,049,620
SABMiller Holdings, Inc. 1.85%, 01/15/15(a)	5,000,000	5,083,147
0.95%, 08/01/18(a)(b)	15,000,000	15,043,269
SABMiller PLC, 5.70%, 01/15/14(a)	750,000	760,446

		44,930,578

Biotechnology 1.7%
Amgen, Inc. 1.88%, 11/15/14	10,000,000	10,134,070
2.30%, 06/15/16	7,500,000	7,744,205
Celgene Corp., 2.45%, 10/15/15	10,750,000	11,070,067
Genentech, Inc., 4.75%, 07/15/15	5,930,000	6,350,702

		35,299,044

Capital Markets 0.4%
Morgan Stanley, 4.75%, 04/01/14	8,000,000	8,140,878

Chemicals 0.2%
CF Industries, Inc., 6.88%, 05/01/18	4,128,000	4,829,760

Commercial Banks 7.8%
Bank of America NA, 6.00%, 06/15/16	10,000,000	10,975,811
CoBank, ACB 7.88%, 04/16/18(a)	7,686,000	9,277,861
0.85%, 06/15/22(a)(b)	11,635,000	10,475,265
HSBC USA, Inc. 2.38%, 02/13/15	6,000,000	6,135,251
1.13%, 09/24/18(b)	10,000,000	10,039,280
Huntington Bancshares, Inc., 2.60%, 08/02/18	15,000,000	14,951,464
ING Bank NV, 5.13%, 05/01/15(a)	14,495,000	14,905,356
JPMorgan Chase Bank NA, 0.58%, 06/13/16(b)	5,000,000	4,937,354
National City Bank, 0.60%, 12/15/16(b)	10,432,000	10,234,483
PNC Bank NA, 1.30%, 10/03/16	10,000,000	10,019,589

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
Standard Chartered PLC, 3.85%, 04/27/15(a)	$7,000,000	$7,285,041
SunTrust Bank 0.55%, 08/24/15(b)	5,000,000	4,950,828
5.20%, 01/17/17	10,000,000	10,754,706
Union Bank NA 5.95%, 05/11/16	9,500,000	10,611,611
1.00%, 09/26/16(b)	10,000,000	10,074,731
UnionBanCal Corp., 5.25%, 12/16/13	1,075,000	1,085,371
Wachovia Corp. 0.61%, 10/28/15(b)	5,000,000	4,961,912
5.63%, 10/15/16	10,506,000	11,788,683

		163,464,597

Commercial Services & Supplies 1.3%
Catholic Health Initiatives, 1.60%, 11/01/17	10,000,000	9,804,974
GATX Corp., 2.38%, 07/30/18	5,000,000	4,950,771
Novant Health, Inc., Series 09B, 5.35%, 11/01/16	5,000,000	5,551,658
Waste Management, Inc., 6.38%, 03/11/15	7,321,000	7,897,352

		28,204,755

Computers & Peripherals 0.4%
Hewlett-Packard Co. 2.35%, 03/15/15	6,000,000	6,112,142
2.20%, 12/01/15	2,000,000	2,034,456

		8,146,598

Consumer Finance 1.4%
American Honda Finance Corp. 6.70%, 10/01/13(a)	1,000,000	1,000,167
2.50%, 09/21/15(a)	4,200,000	4,330,896
Hyundai Capital America, 1.63%, 10/02/15(a)	8,000,000	8,008,987
Toyota Motor Credit Corp. 1.00%, 02/17/15	6,000,000	6,050,230
0.88%, 07/17/15	5,000,000	5,030,876
1.25%, 10/05/17	5,000,000	4,934,009

		29,355,165

Diversified Financial Services 5.4%
Ameritech Capital Funding Corp., 9.10%, 06/01/16	6,297,600	6,944,791
Associates Corp. of North America, 6.95%, 11/01/18	1,650,000	1,958,956
Caterpillar Financial Services Corp. 1.13%, 12/15/14	10,000,000	10,095,407
1.35%, 09/06/16	10,000,000	10,070,882
Citigroup, Inc., 5.50%, 10/15/14	3,998,000	4,189,370
General Electric Capital Corp. Series A, 0.51%, 09/15/14(b)	4,500,000	4,508,276
0.47%, 01/08/16(b)(d)	5,000,000	4,982,916
0.87%, 01/08/16(b)	10,000,000	10,034,181
0.43%, 02/15/17(b)(d)	5,000,000	4,921,659
Harley-Davidson Financial Services, Inc. 3.88%, 03/15/16(a)	10,470,000	11,114,597
2.70%, 03/15/17(a)	3,000,000	3,060,446
Harley-Davidson Funding Corp., 5.75%, 12/15/14(a)	3,385,000	3,574,261
Hyundai Capital Services, Inc. 6.00%, 05/05/15(a)	6,590,000	7,035,723
4.38%, 07/27/16(a)	2,400,000	2,561,902
3.50%, 09/13/17(a)	2,650,000	2,753,880
JPMorgan Chase & Co. 5.25%, 05/01/15	7,000,000	7,453,359
1.63%, 05/15/18	15,000,000	14,525,805
USAA Capital Corp., 1.05%, 09/30/14(a)	5,000,000	5,014,365

		114,800,776

Diversified Telecommunication Services 0.7%
Verizon Communications, Inc., 1.78%, 09/15/16(b)	10,000,000	10,298,750
Verizon New England, Inc., Series C, 4.75%, 10/01/13	3,495,000	3,495,441

		13,794,191

Electric Utilities 1.3%
DTE Energy Co., 7.63%, 05/15/14	5,000,000	5,216,225
ITC Holdings Corp., 6.05%, 01/31/18(a)	6,500,000	7,381,995
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	7,271,342
Trans-Allegheny Interstate Line Co., 4.00%, 01/15/15(a)	7,000,000	7,228,960

		27,098,522

Electrical Equipment 0.4%
Thermo Fisher Scientific, Inc., 5.00%, 06/01/15	8,000,000	8,502,792

Energy Equipment & Services 0.5%
Schlumberger Investment SA, 1.25%, 08/01/17(a)	10,000,000	9,738,819

Food & Staples Retailing 0.3%
Safeway, Inc., 6.25%, 03/15/14	6,525,000	6,685,970

Food Products 1.9%
ConAgra Foods, Inc., 1.30%, 01/25/16	3,000,000	3,003,871
Kraft Foods Group, Inc., 1.63%, 06/04/15	15,000,000	15,225,412
Mondelez International, Inc., 4.13%, 02/09/16	21,100,000	22,549,507

		40,778,790

Gas Utilities 2.6%
Enbridge Energy Partners LP 5.88%, 12/15/16	7,650,000	8,644,547
Series B, 6.50%, 04/15/18	6,000,000	6,969,032
Energy Transfer Partners LP 8.50%, 04/15/14	1,604,000	1,668,210
5.95%, 02/01/15	6,345,000	6,747,002
Enterprise Products Operating LLC, 3.70%, 06/01/15	5,000,000	5,220,306
Kinder Morgan Energy Partners LP 3.50%, 03/01/16	5,000,000	5,264,652
2.65%, 02/01/19	1,000,000	990,579
Sempra Energy, 1.01%, 03/15/14(b)	8,000,000	8,016,190

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Spectra Energy Partners LP, 2.95%, 09/25/18	$8,500,000	$8,673,386
Sunoco Logistics Partners Operations LP 8.75%, 02/15/14	365,000	375,100
6.13%, 05/15/16	2,000,000	2,195,067

		54,764,071

Health Care Providers & Services 2.7%
Boston Scientific Corp., 2.65%, 10/01/18	10,000,000	9,971,015
CareFusion Corp., 5.13%, 08/01/14	12,049,000	12,479,021
Express Scripts Holding Co. 2.75%, 11/21/14	3,000,000	3,066,278
2.10%, 02/12/15	2,000,000	2,032,929
3.50%, 11/15/16	5,000,000	5,291,871
Express Scripts, Inc., 3.13%, 05/15/16	10,000,000	10,469,776
Hospira, Inc., 6.05%, 03/30/17	5,856,000	6,431,370
Quest Diagnostics, Inc., 1.10%, 03/24/14(b)	8,000,000	8,021,757

		57,764,017

Industrial Conglomerates 0.5%
General Electric Co., 0.85%, 10/09/15	5,000,000	5,010,224
Tyco Electronics Group SA, 5.95%, 01/15/14	5,065,000	5,144,226

		10,154,450

Insurance 1.7%
Berkshire Hathaway, Inc., 0.96%, 08/15/14(b)	10,000,000	10,061,747
MetLife Institutional Funding II, 1.63%, 04/02/15(a)	5,000,000	5,063,694
MetLife, Inc. 5.00%, 06/15/15	2,000,000	2,140,907
6.75%, 06/01/16	2,000,000	2,290,784
Metropolitan Life Global Funding I 2.00%, 01/09/15(a)	6,000,000	6,094,527
1.50%, 01/10/18(a)	5,000,000	4,905,908
Travelers Cos., Inc. (The), 5.50%, 12/01/15	4,010,000	4,411,350

		34,968,917

Media 2.8%
Comcast Corp. 5.30%, 01/15/14	5,000,000	5,068,626
5.85%, 11/15/15	7,000,000	7,736,082
Cox Communications, Inc., 7.25%, 11/15/15	6,770,000	7,506,151
DIRECTV Holdings LLC, 3.55%, 03/15/15	7,480,000	7,747,527
Discovery Communications LLC, 3.70%, 06/01/15	10,000,000	10,477,908
NBCUniversal Enterprise, Inc., 0.95%, 04/15/18(a)(b)	10,000,000	10,065,496
TCI Communications, Inc., 8.75%, 08/01/15	2,000,000	2,286,006
Time Warner Cable, Inc., 8.25%, 02/14/14	750,000	770,297
Time Warner, Inc., 3.15%, 07/15/15	5,250,000	5,466,303
Viacom, Inc., 4.25%, 09/15/15	1,140,000	1,209,367

		58,333,763

Metals & Mining 5.4%
Anglo American Capital PLC, 9.38%, 04/08/14(a)	13,300,000	13,832,293
ArcelorMittal 9.50%, 02/15/15	3,000,000	3,300,951
4.25%, 03/01/16	5,030,000	5,203,205
Barrick Gold Corp. 2.90%, 05/30/16	10,000,000	10,116,748
2.50%, 05/01/18	6,000,000	5,713,380
Barrick International Barbados Corp., 5.75%, 10/15/16(a)	8,000,000	8,536,689
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 03/15/18(a)	20,000,000	19,408,392
Glencore Funding LLC, 1.42%, 05/27/16(a)(b)	7,000,000	6,758,027
Kinross Gold Corp., 3.63%, 09/01/16	10,000,000	10,022,264
Rio Tinto Finance USA PLC, 1.09%, 06/17/16(b)	20,000,000	20,081,378
Xstrata Canada Financial Corp. 2.85%, 11/10/14(a)	5,000,000	5,057,697
3.60%, 01/15/17(a)	5,000,000	5,122,687

		113,153,711

Office Electronics 0.6%
Xerox Corp. 1.08%, 05/16/14(b)	7,500,000	7,511,048
6.40%, 03/15/16	5,500,000	6,121,358

		13,632,406

Oil, Gas & Consumable Fuels 8.0%
Anadarko Petroleum Corp. 5.95%, 09/15/16	23,000,000	25,819,153
6.38%, 09/15/17	3,000,000	3,498,375
BG Energy Capital PLC, 2.88%, 10/15/16(a)	5,000,000	5,225,404
BP Capital Markets PLC 3.13%, 10/01/15	5,000,000	5,232,846
3.20%, 03/11/16	10,000,000	10,515,582
1.38%, 11/06/17	5,000,000	4,929,876
0.88%, 09/26/18(b)	10,000,000	9,966,016
2.24%, 09/26/18	5,000,000	5,009,277
Murphy Oil Corp., 2.50%, 12/01/17	22,000,000	21,903,554
Nexen, Inc., 5.65%, 05/15/17	2,000,000	2,229,604
Petrobras Global Finance BV, 1.88%, 05/20/16(b)(d)	5,000,000	4,976,779
Petrobras International Finance Co. 2.88%, 02/06/15	10,000,000	10,116,711
3.88%, 01/27/16	5,000,000	5,152,882
Rowan Cos., Inc., 5.00%, 09/01/17	6,465,000	7,035,459
Total Capital International SA, 0.75%, 01/25/16	5,000,000	4,988,231
Total Capital SA, 3.13%, 10/02/15	10,000,000	10,466,338

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Transocean, Inc. 5.05%, 12/15/16	$10,000,000	$10,949,098
2.50%, 10/15/17	10,000,000	10,026,151
6.00%, 03/15/18	1,905,000	2,144,644
7.38%, 04/15/18	6,483,000	7,598,302

		167,784,282

Pharmaceuticals 2.0%
AbbVie, Inc., 1.20%, 11/06/15	21,000,000	21,092,053
Actavis, Inc., 5.00%, 08/15/14	14,905,000	15,427,571
Mylan, Inc., 1.80%, 06/24/16(a)	5,000,000	5,031,452

		41,551,076

Real Estate Investment Trusts (REITs) 1.3%
CommonWealth REIT, 6.25%, 06/15/17	3,500,000	3,738,126
Highwoods Realty LP, 5.85%, 03/15/17	5,200,000	5,739,408
ProLogis LP, 2.75%, 02/15/19	10,000,000	9,979,304
UDR, Inc., 5.25%, 01/15/15	5,000,000	5,246,658
WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75%, 09/02/15(a)	3,120,000	3,396,513

		28,100,009

Real Estate Management & Development 0.1%
Retail Property Trust (The), 7.88%, 03/15/16(a)	2,520,000	2,900,185

Road & Rail 2.7%
Burlington Northern Santa Fe LLC, 6.88%, 02/15/16	8,210,000	9,278,558
ERAC USA Finance LLC 2.25%, 01/10/14(a)	10,425,000	10,468,141
5.60%, 05/01/15(a)	1,225,000	1,310,825
5.90%, 11/15/15(a)	1,780,000	1,950,467
1.40%, 04/15/16(a)	2,065,000	2,061,773
2.75%, 03/15/17(a)	3,000,000	3,054,368
6.38%, 10/15/17(a)	1,505,000	1,748,666
Federal Express Corp. 1993 Pass Through Trust Series B2, 7.63%, 01/01/15	1,991,567	2,068,969
Series A2, 8.76%, 05/22/15	1,300,494	1,372,647
Series C2, 7.96%, 03/28/17	1,128,475	1,234,400
Federal Express Corp. 1998 Pass Through Trust Series 981B, 6.85%, 07/15/20	7,810,538	8,770,801
Series 981A, 6.72%, 07/15/23	690,171	806,018
Union Pacific Railroad Co. 2000 Pass Through Trust, 8.00%, 01/10/21	6,188,372	7,195,927
United Parcel Service, Inc., 5.13%, 04/01/19	5,000,000	5,747,020

		57,068,580

Thrifts & Mortgage Finance 0.7%
Federal Agricultural Mortgage Corp., 1.25%, 12/06/13	5,000,000	5,006,625
Santander Holdings USA, Inc., 4.63%, 04/19/16(d)	9,000,000	9,520,369

		14,526,994

Tobacco 1.1%
Lorillard Tobacco Co., 3.50%, 08/04/16(d)	15,700,000	16,463,904
Reynolds American, Inc. 7.30%, 07/15/15	2,814,000	3,123,540
7.63%, 06/01/16	3,000,000	3,513,570

		23,101,014

Wireless Telecommunication Services 0.0%†
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,000,000	1,008,189

Total Corporate Bonds (cost $1,288,306,838)		1,298,056,495

Municipal Bonds 0.8%

	Principal Amount	Market Value
Illinois 0.4%
State of Illinois, 4.51%, 03/01/15	8,000,000	8,326,640

New Jersey 0.4%
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 1.76%, 12/15/18	8,000,000	7,769,200

Total Municipal Bonds (cost $16,000,000)		16,095,840

U.S. Government Mortgage Backed Agencies 7.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648 2.47%, 06/01/37(b)	$2,455,782	$2,595,852
Pool# 1B3601 3.10%, 10/01/37(b)	558,653	592,233
Federal National Mortgage Association Pool
Pool# AT2769 2.00%, 05/01/28	146,039,480	142,770,707
Pool# 747271 2.63%, 07/01/34(b)	2,137,481	2,281,483
Pool# 886345 6.27%, 08/01/36(b)	422,846	459,581

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Short Term Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 893776 6.03%, 09/01/36(b)	$533,384	$572,044
Pool# 949691 6.34%, 09/01/37(b)	913,557	992,921

Total U.S. Government Mortgage Backed Agencies (cost $156,905,174)		150,264,821

U.S. Government Sponsored & Agency Obligations 9.1%

	Principal Amount	Market Value
Federal Home Loan Banks 3.13%, 12/13/13	5,000,000	5,030,343
2.38%, 03/14/14	15,000,000	15,154,761
2.50%, 06/13/14	10,000,000	10,160,657
Federal Home Loan Mortgage Corp. 0.50%, 10/15/13	15,000,000	15,002,005
1.00%, 08/20/14	51,000,000	51,379,659
0.42%, 09/18/15	15,000,000	15,000,597
0.85%, 07/29/16	15,000,000	15,018,755
1.25%, 05/12/17	49,000,000	49,367,084
Federal National Mortgage Association 2.00%, 09/21/15	10,000,000	10,300,576
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	4,084,430	4,605,934

Total U.S. Government Sponsored & Agency Obligations (cost $191,347,442)		191,020,371

U.S. Treasury Notes 3.9%

	Principal Amount	Market Value
U.S. Treasury Notes 0.25%, 06/30/14	17,000,000	17,018,595
0.25%, 02/28/15	20,000,000	20,012,500
0.13%, 04/30/15(d)	45,000,000	44,915,625

Total U.S. Treasury Notes (cost $81,945,722)		81,946,720

Yankee Dollars 2.1%

	Principal Amount	Market Value
Energy Equipment & Services 0.4%
Weatherford International Ltd. 4.95%, 10/15/13	1,000,000	1,001,412
5.50%, 02/15/16	7,000,000	7,584,756

		8,586,168

Industrial Conglomerates 0.3%
Tyco International Finance SA, 3.38%, 10/15/15	6,762,000	7,059,650

Metals & Mining 0.6%
Teck Resources Ltd., 5.38%, 10/01/15	8,820,000	9,525,781
Xstrata Canada Corp., 6.00%, 10/15/15	3,650,000	3,939,641

		13,465,422

Oil, Gas & Consumable Fuels 0.6%
Noble Holding International Ltd., 3.45%, 08/01/15	11,000,000	11,462,779

Pharmaceuticals 0.2%
Teva Pharmaceutical Finance III BV, 0.75%, 03/21/14(b)	4,300,000	4,307,068

Total Yankee Dollars (cost $44,031,823)		44,881,087

Mutual Fund 2.0%

	Shares	Market Value
Money Market Fund 2.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(e)	41,764,633	41,764,633

Total Mutual Fund (cost $41,764,633)		41,764,633

Repurchase Agreements 0.6%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $5,000,008, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $5,100,011.(f)	$5,000,000	$5,000,000
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price 7,683,986, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $7,837,664.(f)	7,683,965	7,683,965

Total Repurchase Agreements (cost $12,683,965)		12,683,965

Total Investments (cost $2,115,128,048)(g) — 100.3%		2,114,212,805
Liabilities in excess of other assets — (0.3)%		(6,905,154)

NET ASSETS — 100.0%		$2,107,307,651

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Short Term Bond Fund

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2013 was $390,161,107 which represents 18.52% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2013. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2013.
(d)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $56,954,024, which was collateralized by repurchase agreements with a value of $12,683,965 and $46,107,074 of collateral in the form of U.S. Government Agency and Treasury Securities, interest rates ranging from 0.00% - 7.00%, and maturity dates ranging from 12/31/13 - 02/16/55, a total value of $58,791,039.
(e)	Represents 7-day effective yield as of September 30, 2013.
(f)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $12,683,965.
(g)	At September 30, 2013, the tax basis cost of the Fund’s investments was $2,115,128,048, tax unrealized appreciation and depreciation were $16,689,947 and $(17,605,190), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Short Term Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$107,642,480	$—	$107,642,480
Collateralized Mortgage Obligations	—	45,453,963	—	45,453,963
Commercial Mortgage Backed Securities	—	124,402,430	—	124,402,430
Corporate Bonds	—	1,298,056,495	—	1,298,056,495
Municipal Bonds	—	16,095,840	—	16,095,840
Mutual Fund	41,764,633	—	41,764,633
Repurchase Agreements	—	12,683,965	—	12,683,965
U.S. Government Mortgage Backed Agencies	—	150,264,821	—	150,264,821
U.S. Government Sponsored & Agency Obligations	—	191,020,371	—	191,020,371
U.S. Treasury Notes	—	81,946,720	—	81,946,720
Yankee Dollars	—	44,881,087	—	44,881,087

Total	$41,764,633	$2,072,448,172	$—	$2,114,212,805

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 99.0%

	Shares	Market Value
Aerospace & Defense 1.6%
AAR Corp.	12,268	$335,284
Aerovironment, Inc.*	5,737	132,525
American Science & Engineering, Inc.	2,537	153,006
API Technologies Corp.*	10,177	29,819
Astronics Corp.*	3,908	194,267
Cubic Corp.	6,135	329,327
Curtiss-Wright Corp.	14,490	680,450
DigitalGlobe, Inc.*	23,083	729,884
Ducommun, Inc.*	3,317	95,132
Engility Holdings, Inc.*	5,338	169,375
Erickson Air-Crane, Inc.*(a)	1,214	19,011
Esterline Technologies Corp.*	9,690	774,134
GenCorp, Inc.*(a)	18,744	300,466
HEICO Corp.	16,441	1,113,713
Innovative Solutions & Support, Inc.	3,928	31,267
KEYW Holding Corp. (The)*(a)	9,899	133,142
Kratos Defense & Security Solutions, Inc.*	13,746	113,817
LMI Aerospace, Inc.*	3,156	42,164
Moog, Inc., Class A*	14,036	823,492
National Presto Industries, Inc.(a)	1,490	104,911
Orbital Sciences Corp.*	18,549	392,868
Sparton Corp.*	3,143	80,147
Taser International, Inc.*	15,831	236,040
Teledyne Technologies, Inc.*	11,579	983,404

		7,997,645

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	16,148	120,949
Atlas Air Worldwide Holdings, Inc.*	7,977	367,820
Echo Global Logistics, Inc.*	5,567	116,573
Forward Air Corp.	9,319	376,022
Hub Group, Inc., Class A*	11,428	448,320
Pacer International, Inc.*	11,069	68,517
Park-Ohio Holdings Corp.*	2,676	102,812
UTi Worldwide, Inc.	28,063	424,032
XPO Logistics, Inc.*(a)	9,132	197,890

		2,222,935

Airlines 0.7%
Allegiant Travel Co.	4,645	489,397
Hawaiian Holdings, Inc.*(a)	16,162	120,245
JetBlue Airways Corp.*(a)	72,003	479,540
Republic Airways Holdings, Inc.*	15,168	180,499
SkyWest, Inc.	15,981	232,044
Spirit Airlines, Inc.*	18,680	640,164
US Airways Group, Inc.*	59,481	1,127,760

		3,269,649

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	20,820	410,571
Cooper Tire & Rubber Co.	19,625	604,450
Dana Holding Corp.	45,470	1,038,535
Dorman Products, Inc.	7,805	386,738
Drew Industries, Inc.	7,074	322,150
Federal-Mogul Corp.*	6,058	101,714
Fox Factory Holding Corp.*	2,901	55,902
Fuel Systems Solutions, Inc.*	4,405	86,602
Gentherm, Inc.*	10,416	198,737
Modine Manufacturing Co.*	14,692	214,944
Remy International, Inc.	4,400	89,056
Shiloh Industries, Inc.	1,904	24,942
Spartan Motors, Inc.	10,585	64,251
Standard Motor Products, Inc.	6,112	196,562
Stoneridge, Inc.*	8,860	95,777
Superior Industries International, Inc.	7,233	128,964
Tenneco, Inc.*	18,836	951,218
Tower International, Inc.*	1,868	37,341

		5,008,454

Automobiles 0.0%†
Winnebago Industries, Inc.*	8,740	226,890

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	2,559	624,933
Coca-Cola Bottling Co. Consolidated	1,429	89,484
Craft Brew Alliance, Inc.*	3,250	43,680
National Beverage Corp.	3,561	63,600

		821,697

Biotechnology 4.2%
ACADIA Pharmaceuticals, Inc.*	21,697	596,017
Achillion Pharmaceuticals, Inc.*	30,067	90,802
Acorda Therapeutics, Inc.*	12,554	430,351
Aegerion Pharmaceuticals, Inc.*	8,923	764,790
Agios Pharmaceuticals, Inc.*	2,055	57,458
Alnylam Pharmaceuticals, Inc.*	17,995	1,151,860
AMAG Pharmaceuticals, Inc.*	6,718	144,303
Amicus Therapeutics, Inc.*(a)	9,499	22,038
Anacor Pharmaceuticals, Inc.*(a)	7,912	84,025
Arena Pharmaceuticals, Inc.*(a)	67,451	355,467
Arqule, Inc.*	18,734	43,650
Array BioPharma, Inc.*	36,337	226,016
Astex Pharmaceuticals, Inc.*	29,248	248,023
AVEO Pharmaceuticals, Inc.*(a)	16,625	34,414
Biotime, Inc.*(a)	11,325	43,035
Bluebird Bio, Inc.*	2,033	54,810
Cell Therapeutics, Inc.*	34,392	56,403
Celldex Therapeutics, Inc.*(a)	25,034	886,955

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Cellular Dynamics International, Inc.*	1,112	$20,472
Cepheid, Inc.*(a)	20,775	811,056
Chelsea Therapeutics International Ltd.*	20,799	62,605
ChemoCentryx, Inc.*(a)	7,595	42,228
Chimerix, Inc.*	2,590	56,928
Clovis Oncology, Inc.*	4,939	300,192
Conatus Pharmaceuticals, Inc.*	1,490	14,974
Coronado Biosciences, Inc.*(a)	8,058	56,567
Curis, Inc.*	25,136	112,107
Cytokinetics, Inc.*(a)	8,267	62,747
Cytori Therapeutics, Inc.*	19,257	44,869
Dendreon Corp.*(a)	49,026	143,646
Durata Therapeutics, Inc.*(a)	4,188	37,860
Dyax Corp.*	33,965	233,000
Dynavax Technologies Corp.*	56,771	68,125
Emergent Biosolutions, Inc.*	8,532	162,535
Enanta Pharmaceuticals, Inc.*(a)	1,142	26,175
Enzon Pharmaceuticals, Inc.	11,802	19,827
Epizyme, Inc.*(a)	1,818	72,956
Esperion Therapeutics, Inc.*	1,275	24,046
Exact Sciences Corp.*	21,775	257,163
Exelixis, Inc.*(a)	56,809	330,628
Fibrocell Science, Inc.*(a)	5,285	23,148
Galena Biopharma, Inc.*(a)	30,757	69,818
Genomic Health, Inc.*(a)	5,206	159,199
Geron Corp.*	40,122	134,409
GTx, Inc.*(a)	8,193	16,468
Halozyme Therapeutics, Inc.*(a)	27,450	303,048
Hyperion Therapeutics, Inc.*	2,603	68,016
Idenix Pharmaceuticals, Inc.*(a)	31,019	161,609
ImmunoGen, Inc.*	26,153	445,124
Immunomedics, Inc.*(a)	22,822	141,268
Infinity Pharmaceuticals, Inc.*	14,791	258,103
Insmed, Inc.*	10,734	167,558
Insys Therapeutics, Inc.*(a)	1,558	54,514
Intercept Pharmaceuticals, Inc.*(a)	2,223	153,454
InterMune, Inc.*	25,248	388,062
Intrexon Corp.*	3,485	82,560
Ironwood Pharmaceuticals, Inc.*	28,769	340,913
Isis Pharmaceuticals, Inc.*	34,774	1,305,416
KaloBios Pharmaceuticals, Inc.*	2,771	12,525
Keryx Biopharmaceuticals, Inc.*	25,268	255,207
KYTHERA Biopharmaceuticals, Inc.*(a)	3,174	145,052
Lexicon Pharmaceuticals, Inc.*	70,789	167,770
Ligand Pharmaceuticals, Inc., Class B*	5,544	239,944
MannKind Corp.*(a)	45,975	262,058
MEI Pharma, Inc.*	3,035	34,417
Merrimack Pharmaceuticals, Inc.*(a)	29,725	112,955
MiMedx Group, Inc.*(a)	26,291	109,633
Momenta Pharmaceuticals, Inc.*	14,695	211,461
Nanosphere, Inc.*	16,033	32,066
Neurocrine Biosciences, Inc.*	20,784	235,275
NewLink Genetics Corp.*(a)	5,209	97,825
Novavax, Inc.*(a)	41,974	132,638
NPS Pharmaceuticals, Inc.*	31,065	988,178
OncoGenex Pharmaceutical, Inc.*	4,619	42,818
OncoMed Pharmaceuticals, Inc.*	1,352	20,699
Onconova Therapeutics, Inc.*	1,751	46,349
Opko Health, Inc.*(a)	58,497	515,359
Orexigen Therapeutics, Inc.*	29,482	181,019
Osiris Therapeutics, Inc.*(a)	5,135	85,446
OvaScience, Inc.*	2,829	28,035
PDL BioPharma, Inc.(a)	43,538	346,998
Peregrine Pharmaceuticals, Inc.*(a)	47,466	66,927
Portola Pharmaceuticals, Inc.*	3,010	80,518
Progenics Pharmaceuticals, Inc.*	18,542	93,266
Prothena Corp. PLC*(a)	3,667	74,183
PTC Therapeutics, Inc.*	2,800	60,088
Puma Biotechnology, Inc.*	6,855	367,839
Raptor Pharmaceutical Corp.*(a)	18,561	277,301
Receptos, Inc.*	1,831	47,551
Regulus Therapeutics, Inc.*	3,112	29,346
Repligen Corp.*	9,746	108,083
Rigel Pharmaceuticals, Inc.*	26,936	96,431
Sangamo BioSciences, Inc.*(a)	18,677	195,735
Sarepta Therapeutics, Inc.*(a)	10,381	490,295
SIGA Technologies, Inc.*(a)	11,270	43,277
Spectrum Pharmaceuticals, Inc.(a)	19,758	165,770
Stemline Therapeutics, Inc.*	2,850	129,077
Sunesis Pharmaceuticals, Inc.*(a)	9,994	49,570
Synageva BioPharma Corp.*(a)	5,270	333,644
Synergy Pharmaceuticals, Inc.*(a)	24,908	113,830
Synta Pharmaceuticals Corp.*(a)	12,461	78,629
Targacept, Inc.*	8,846	46,972
TESARO, Inc.*	4,162	161,236
Tetraphase Pharmaceuticals, Inc.*	3,616	41,150
TG Therapeutics, Inc.*(a)	4,723	24,040
Threshold Pharmaceuticals, Inc.*(a)	14,573	67,764
Vanda Pharmaceuticals, Inc.*	10,222	112,135
Verastem, Inc.*(a)	5,320	66,181
Vical, Inc.*	23,943	29,929
XOMA Corp.*	21,548	96,535
ZIOPHARM Oncology, Inc.*(a)	20,573	81,263

		20,456,102

Building Products 0.7%
AAON, Inc.	8,724	231,710
American Woodmark Corp.*	3,083	106,826

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Building Products (continued)
Apogee Enterprises, Inc.	8,880	$263,558
Builders FirstSource, Inc.*	13,813	81,220
Gibraltar Industries, Inc.*	9,549	136,169
Griffon Corp.	13,736	172,249
Insteel Industries, Inc.	5,568	89,645
NCI Building Systems, Inc.*	6,357	80,988
Nortek, Inc.*	2,790	191,701
Patrick Industries, Inc.*	2,060	61,903
PGT, Inc.*	10,304	102,113
Ply Gem Holdings, Inc.*	4,967	69,439
Quanex Building Products Corp.	11,523	216,978
Simpson Manufacturing Co., Inc.	12,534	408,232
Trex Co., Inc.*	5,307	262,856
Universal Forest Products, Inc.	6,121	257,694
USG Corp.*(a)	23,742	678,546

		3,411,827

Capital Markets 2.6%
Apollo Investment Corp.	69,699	568,047
Arlington Asset Investment Corp., Class A	4,732	112,527
BGC Partners, Inc., Class A	39,356	222,361
BlackRock Kelso Capital Corp.	23,213	220,291
Calamos Asset Management, Inc., Class A	6,181	61,748
Capital Southwest Corp.	4,143	141,732
CIFC Corp.	2,138	16,869
Cohen & Steers, Inc.(a)	5,849	206,528
Cowen Group, Inc., Class A*	30,587	105,525
Diamond Hill Investment Group, Inc.	879	94,009
Evercore Partners, Inc., Class A	9,796	482,257
FBR & Co.*	2,724	73,030
Fidus Investment Corp.(a)	4,311	83,633
Fifth Street Finance Corp.	42,121	433,425
Financial Engines, Inc.	15,152	900,635
FXCM, Inc., Class A(a)	11,417	225,486
GAMCO Investors, Inc., Class A	1,869	141,913
Garrison Capital, Inc.(a)	1,861	27,506
GFI Group, Inc.	21,762	85,960
Gladstone Capital Corp.	6,534	57,042
Gladstone Investment Corp.	8,357	58,917
Golub Capital BDC, Inc.(a)	11,322	196,324
Greenhill & Co., Inc.	8,738	435,851
GSV Capital Corp.*(a)	5,970	88,475
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	4,539	51,745
Hercules Technology Growth Capital, Inc.	19,109	291,412
HFF, Inc., Class A	10,232	256,312
Horizon Technology Finance Corp.	2,599	34,619
ICG Group, Inc.*	11,837	167,967
INTL. FCStone, Inc.*	4,371	89,387
Investment Technology Group, Inc.*	11,580	182,038
Janus Capital Group, Inc.	46,234	393,451
JMP Group, Inc.	5,039	31,191
KCAP Financial, Inc.(a)	8,841	79,392
KCG Holdings, Inc., Class A*	21,929	190,124
Ladenburg Thalmann Financial Services, Inc.*	31,886	57,714
Main Street Capital Corp.(a)	12,100	362,153
Manning & Napier, Inc.	4,273	71,274
MCG Capital Corp.	22,224	112,009
Medallion Financial Corp.	5,839	86,884
Medley Capital Corp.	12,199	168,224
MVC Capital, Inc.	6,926	90,454
New Mountain Finance Corp.	11,729	169,015
NGP Capital Resources Co.	6,556	48,711
Oppenheimer Holdings, Inc., Class A	3,071	54,572
PennantPark Floating Rate Capital Ltd.(a)	4,446	61,266
PennantPark Investment Corp.	20,644	232,451
Piper Jaffray Cos.*	5,021	172,170
Prospect Capital Corp.(a)	80,350	898,313
Pzena Investment Management, Inc., Class A	3,459	23,452
RCS Capital Corp., Class A	375	6,270
Safeguard Scientifics, Inc.*	6,498	101,954
Silvercrest Asset Management Group, Inc., Class A*	1,469	20,022
Solar Capital Ltd.	13,945	309,161
Solar Senior Capital Ltd.	3,572	64,582
Stellus Capital Investment Corp.(a)	3,695	55,351
Stifel Financial Corp.*	19,723	812,982
SWS Group, Inc.*	8,937	49,868
TCP Capital Corp.(a)	8,101	131,398
THL Credit, Inc.	10,595	165,494
TICC Capital Corp.(a)	16,464	160,524
Triangle Capital Corp.(a)	8,542	250,879
Virtus Investment Partners, Inc.*	2,084	338,942
Walter Investment Management Corp.*	11,433	452,061
Westwood Holdings Group, Inc.	2,167	104,124
WhiteHorse Finance, Inc.(a)	2,099	31,695
WisdomTree Investments, Inc.*	31,062	360,630

		12,832,328

Chemicals 2.3%
A. Schulman, Inc.	9,084	267,615
Advanced Emissions Solutions, Inc.*	3,127	133,585
American Pacific Corp.*	1,834	100,430
American Vanguard Corp.	8,842	238,027
Arabian American Development Co.*	6,239	56,775
Axiall Corp.	21,618	816,944
Balchem Corp.	9,188	475,479
Calgon Carbon Corp.*	16,743	317,950
Chase Corp.	2,027	59,553
Chemtura Corp.*	30,437	699,747
Ferro Corp.*	22,548	205,412
Flotek Industries, Inc.*	14,767	339,641
FutureFuel Corp.	6,789	121,930
GSE Holding, Inc.*	2,612	5,433

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Chemicals (continued)
H.B. Fuller Co.	15,577	$703,925
Hawkins, Inc.	2,918	110,125
Innophos Holdings, Inc.	6,785	358,112
Innospec, Inc.	7,265	338,985
Intrepid Potash, Inc.(a)	16,914	265,211
KMG Chemicals, Inc.	2,537	55,789
Koppers Holdings, Inc.	6,400	272,960
Kraton Performance Polymers, Inc.*	10,118	198,212
Landec Corp.*	8,128	99,162
LSB Industries, Inc.*	5,951	199,537
Marrone Bio Innovations, Inc.*	1,463	24,651
Minerals Technologies, Inc.	10,799	533,147
Olin Corp.	24,895	574,328
OM Group, Inc.*	9,874	333,544
OMNOVA Solutions, Inc.*	14,667	125,403
Penford Corp.*	2,963	42,430
PolyOne Corp.	30,780	945,254
Quaker Chemical Corp.	4,062	296,729
Sensient Technologies Corp.	15,497	742,151
Stepan Co.	5,826	336,335
Taminco Corp.*	4,858	98,617
Tredegar Corp.	7,605	197,730
Zep, Inc.	7,053	114,682
Zoltek Cos., Inc.*(a)	8,563	142,916

		10,948,456

Commercial Banks 6.8%
1st Source Corp.	4,725	127,197
1st United Bancorp, Inc.	9,492	69,576
Access National Corp.	2,334	33,283
American National Bankshares, Inc.	2,501	58,023
Ameris Bancorp*	7,438	136,710
Ames National Corp.(a)	2,843	64,735
Arrow Financial Corp.	3,398	86,673
Bancfirst Corp.	2,231	120,630
Banco Latinoamericano de Comercio Exterior SA, Class E	9,047	225,451
Bancorp, Inc. (The)*	10,249	181,612
BancorpSouth, Inc.	29,528	588,788
Bank of Kentucky Financial Corp. (The)	1,906	52,053
Bank of Marin Bancorp	1,689	70,178
Bank of the Ozarks, Inc.	9,646	462,912
Banner Corp.	6,006	229,189
Bar Harbor Bankshares	1,235	45,436
BBCN Bancorp, Inc.	24,455	336,501
BNC Bancorp(a)	5,702	76,065
Boston Private Financial Holdings, Inc.	24,681	273,959
Bridge Bancorp, Inc.	2,856	61,404
Bridge Capital Holdings*	2,961	50,278
Bryn Mawr Bank Corp.	4,236	114,245
C&F Financial Corp.(a)	1,014	49,078
Camden National Corp.	2,384	97,506
Capital Bank Financial Corp., Class A*	7,727	169,608
Capital City Bank Group, Inc.*	3,989	46,990
Cardinal Financial Corp.	9,455	156,291
Cascade Bancorp*(a)	1,916	11,170
Cathay General Bancorp	24,443	571,233
Center Bancorp, Inc.	3,787	53,927
Centerstate Banks, Inc.	9,302	90,043
Central Pacific Financial Corp.	6,723	118,997
Century Bancorp, Inc., Class A	1,046	34,863
Chemical Financial Corp.	8,972	250,498
Chemung Financial Corp.(a)	1,087	37,643
Citizens & Northern Corp.	3,884	77,447
City Holding Co.	4,855	209,930
CNB Financial Corp.	3,998	68,166
CoBiz Financial, Inc.	11,078	107,013
Columbia Banking System, Inc.	15,794	390,112
Community Bank System, Inc.	12,409	423,395
Community Trust Bancorp, Inc.	4,335	175,958
CommunityOne Bancorp*	3,443	34,017
ConnectOne Bancorp, Inc.*	529	18,573
CU Bancorp*	2,978	54,349
Customers Bancorp, Inc.*	6,200	99,820
CVB Financial Corp.	28,489	385,171
Eagle Bancorp, Inc.*	6,908	195,427
Enterprise Bancorp, Inc.	2,285	43,209
Enterprise Financial Services Corp.	5,648	94,773
Farmers Capital Bank Corp.*(a)	2,364	51,677
Fidelity Southern Corp.	4,560	69,950
Financial Institutions, Inc.	4,281	87,589
First Bancorp	6,167	89,113
First Bancorp, Inc.	3,070	51,515
First BanCorp, Puerto Rico*	22,481	127,692
First Busey Corp.	22,736	118,455
First Commonwealth Financial Corp.	30,629	232,474
First Community Bancshares, Inc.	5,565	90,988
First Connecticut Bancorp, Inc.	5,282	77,645
First Financial Bancorp	17,972	272,635
First Financial Bankshares, Inc.(a)	9,781	575,318
First Financial Corp.	3,528	111,379
First Financial Holdings, Inc.	7,445	410,666
First Interstate BancSystem, Inc.	5,487	132,511
First Merchants Corp.	8,874	153,786
First Midwest Bancorp, Inc.	23,235	351,081
First NBC Bank Holding Co.*	1,328	32,377
First of Long Island Corp. (The)	2,472	96,037
First Security Group, Inc.*(a)	19,937	41,469
FirstMerit Corp.	51,418	1,116,285
Flushing Financial Corp.	9,622	177,526
FNB Corp.	45,042	546,359
German American Bancorp, Inc.	3,974	100,224
Glacier Bancorp, Inc.	22,325	551,651
Great Southern Bancorp, Inc.	3,215	90,759
Guaranty Bancorp	4,701	64,357
Hampton Roads Bankshares, Inc.*	10,328	14,666
Hancock Holding Co.	26,324	826,047
Hanmi Financial Corp.	9,847	163,165
Heartland Financial USA, Inc.	4,650	129,549
Heritage Commerce Corp.	6,361	48,662
Heritage Financial Corp.	4,855	75,350
Heritage Oaks Bancorp*	6,439	41,210
Home BancShares, Inc.	14,018	425,727

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Home Federal Bancorp, Inc.	4,586	$57,692
HomeTrust Bancshares, Inc.*	6,507	107,366
Horizon Bancorp	2,754	64,306
Hudson Valley Holding Corp.	5,155	96,811
IBERIABANK Corp.	9,194	476,893
Independent Bank Corp.	7,086	252,970
Independent Bank Group, Inc.	1,204	43,344
International Bancshares Corp.	16,523	357,393
Intervest Bancshares Corp., Class A*	5,644	44,757
Investors Bancorp, Inc.	13,688	299,493
Lakeland Bancorp, Inc.	10,965	123,356
Lakeland Financial Corp.	5,148	168,082
LCNB Corp.(a)	1,837	35,987
Macatawa Bank Corp.*(a)	7,491	40,302
MainSource Financial Group, Inc.	6,253	94,983
MB Financial, Inc.	16,975	479,374
Mercantile Bank Corp.	2,706	58,937
Merchants Bancshares, Inc.	1,760	50,952
Metro Bancorp, Inc.*	4,395	92,339
MetroCorp Bancshares, Inc.	4,855	66,805
Middleburg Financial Corp.	1,690	32,583
MidSouth Bancorp, Inc.	2,592	40,176
MidWestOne Financial Group, Inc.	2,143	55,097
National Bank Holdings Corp., Class A	16,158	331,885
National Bankshares, Inc.(a)	2,180	78,240
National Penn Bancshares, Inc.	36,241	364,222
NBT Bancorp, Inc.	13,592	312,344
NewBridge Bancorp*	7,979	58,167
Northrim BanCorp, Inc.	2,076	50,032
OFG Bancorp(a)	14,113	228,489
Old National Bancorp	31,409	446,008
OmniAmerican Bancorp, Inc.*	3,544	86,686
Pacific Continental Corp.	5,705	74,793
Pacific Premier Bancorp, Inc.*	5,093	68,450
PacWest Bancorp(a)	11,727	402,940
Palmetto Bancshares, Inc.*(a)	1,400	18,256
Park National Corp.(a)	3,569	282,237
Park Sterling Corp.	14,032	89,945
Peapack Gladstone Financial Corp.	2,874	53,313
Penns Woods Bancorp, Inc.	1,451	72,289
Peoples Bancorp, Inc.	3,381	70,595
Pinnacle Financial Partners, Inc.*	10,836	323,021
Preferred Bank, Los Angeles*	3,693	65,698
PrivateBancorp, Inc.	20,087	429,862
Prosperity Bancshares, Inc.	18,709	1,156,965
Renasant Corp.	9,455	256,892
Republic Bancorp, Inc., Class A	3,033	83,559
S&T Bancorp, Inc.	9,196	222,727
Sandy Spring Bancorp, Inc.	7,711	179,358
Seacoast Banking Corp. of Florida*	23,098	50,123
Sierra Bancorp	3,771	59,318
Simmons First National Corp., Class A	5,081	157,968
Southside Bancshares, Inc.	5,594	150,031
Southwest Bancorp, Inc.*	6,106	90,430
State Bank Financial Corp.	9,990	158,541
StellarOne Corp.	7,094	159,615
Sterling Bancorp	9,707	133,277
Sterling Financial Corp.	10,475	300,109
Suffolk Bancorp*	3,687	65,334
Sun Bancorp, Inc.*	12,969	49,671
Susquehanna Bancshares, Inc.	57,797	725,352
SY Bancorp, Inc.	4,380	124,085
Taylor Capital Group, Inc.*(a)	5,341	118,303
Texas Capital Bancshares, Inc.*	12,649	581,475
Tompkins Financial Corp.	4,524	209,099
TowneBank(a)	8,265	119,181
TriCo Bancshares	4,980	113,444
Tristate Capital Holdings, Inc.*(a)	2,067	26,644
Trustmark Corp.	20,835	533,376
UMB Financial Corp.	11,015	598,555
Umpqua Holdings Corp.(a)	34,684	562,574
Union First Market Bankshares Corp.	6,320	147,698
United Bankshares, Inc.(a)	10,672	309,275
United Community Banks, Inc.*	13,432	201,480
Univest Corp. of Pennsylvania	5,240	98,774
VantageSouth Bancshares, Inc.*	3,700	19,647
ViewPoint Financial Group, Inc.	12,329	254,840
Virginia Commerce Bancorp, Inc.*	8,465	131,461
Washington Banking Co.	4,914	69,091
Washington Trust Bancorp, Inc.	4,543	142,787
Webster Financial Corp.	27,955	713,691
WesBanco, Inc.	8,035	238,881
West Bancorporation, Inc.	4,476	61,769
Westamerica Bancorporation	8,366	416,125
Western Alliance Bancorp*	22,945	434,349
Wilshire Bancorp, Inc.	19,363	158,389
Wintrust Financial Corp.	11,472	471,155
Yadkin Financial Corp.*	4,537	78,173

		33,057,060

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	16,874	449,186
ACCO Brands Corp.*	35,047	232,712
Acorn Energy, Inc.	5,698	33,618
ARC Document Solutions, Inc.*	11,882	54,538
Brink’s Co. (The)	14,817	419,321
Casella Waste Systems, Inc., Class A*	12,157	69,903
CECO Environmental Corp.	5,124	72,146
Cenveo, Inc.*(a)	16,595	48,955
CompX International, Inc.	427	5,542
Consolidated Graphics, Inc.*	2,251	126,191
Costa, Inc.*	2,966	56,413
Courier Corp.	3,626	57,363
Deluxe Corp.	15,751	656,187
EnerNOC, Inc.*	8,178	122,588
Ennis, Inc.	8,161	147,224
G&K Services, Inc., Class A	6,033	364,333
Healthcare Services Group, Inc.(a)	21,185	545,726
Heritage-Crystal Clean, Inc.*(a)	2,797	50,402
Herman Miller, Inc.	18,131	529,063
HNI Corp.	14,061	508,727
InnerWorkings, Inc.*	13,815	135,663
Interface, Inc.	18,348	364,024
Intersections, Inc.	2,935	25,740

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies (continued)
Kimball International, Inc., Class B	10,062	$111,588
Knoll, Inc.	14,899	252,389
McGrath RentCorp	7,788	278,032
Mine Safety Appliances Co.	8,769	452,568
Mobile Mini, Inc.*	11,863	404,054
Multi-Color Corp.	3,806	129,138
NL Industries, Inc.	2,200	24,970
Performant Financial Corp.*	6,947	75,861
Quad/Graphics, Inc.(a)	7,685	233,317
Schawk, Inc.	4,264	63,278
Standard Parking Corp.*	4,779	128,507
Steelcase, Inc., Class A	26,091	433,632
Swisher Hygiene, Inc.*(a)	35,799	21,712
Team, Inc.*	6,355	252,611
Tetra Tech, Inc.*	20,086	520,027
TMS International Corp., Class A	4,440	77,434
TRC Cos., Inc.*	5,028	37,207
UniFirst Corp.	4,532	473,231
United Stationers, Inc.	12,545	545,707
US Ecology, Inc.	5,736	172,826
Viad Corp.	6,307	157,360
West Corp.	6,639	147,187

		10,068,201

Communications Equipment 1.9%
ADTRAN, Inc.	18,342	488,631
Alliance Fiber Optic Products, Inc.	3,560	72,873
Anaren, Inc.*	3,583	91,366
ARRIS Group, Inc.*	36,084	615,593
Aruba Networks, Inc.*	35,281	587,076
Aviat Networks, Inc.*	18,874	48,695
Bel Fuse, Inc., Class B	3,057	53,314
Black Box Corp.	4,994	153,016
CalAmp Corp.*	10,914	192,414
Calix, Inc.*	12,470	158,743
Ciena Corp.*(a)	31,437	785,296
Comtech Telecommunications Corp.	5,235	127,315
Digi International, Inc.*	8,140	81,481
Emulex Corp.*	28,053	217,691
Extreme Networks, Inc.*	28,905	150,884
Finisar Corp.*	28,922	654,505
Globecomm Systems, Inc.*	7,329	102,826
Harmonic, Inc.*	31,539	242,535
Infinera Corp.*(a)	35,851	405,475
InterDigital, Inc.	12,742	475,659
Ixia*	17,449	273,426
KVH Industries, Inc.*	4,767	65,785
NETGEAR, Inc.*	11,908	367,481
Numerex Corp., Class A*	4,439	48,607
Oplink Communications, Inc.*	5,916	111,339
ParkerVision, Inc.*(a)	27,456	91,978
PC-Tel, Inc.	5,796	51,295
Plantronics, Inc.	13,400	617,070
Procera Networks, Inc.*	6,315	97,819
Ruckus Wireless, Inc.*	13,435	226,111
ShoreTel, Inc.*	18,268	110,339
Sonus Networks, Inc.*	66,753	225,625
Symmetricom, Inc.*	12,783	61,614
Tellabs, Inc.	109,527	248,626
TESSCO Technologies, Inc.	1,685	56,785
Ubiquiti Networks, Inc.(a)	3,892	130,732
ViaSat, Inc.*	12,254	781,193
Westell Technologies, Inc., Class A*	13,597	45,550

		9,316,763

Computers & Peripherals 0.5%
Avid Technology, Inc.*	9,326	55,956
Cray, Inc.*	12,256	295,002
Datalink Corp.*	5,905	79,836
Electronics For Imaging, Inc.*	14,363	455,020
Fusion-io, Inc.*	23,524	314,986
Hutchinson Technology, Inc.*	7,496	26,086
Imation Corp.*	10,717	43,940
Immersion Corp.*	8,684	114,542
QLogic Corp.*	27,556	301,463
Quantum Corp.*	65,766	90,757
Silicon Graphics International Corp.*	10,526	171,047
Super Micro Computer, Inc.*	9,865	133,572
Synaptics, Inc.*	10,059	445,412

		2,527,619

Construction & Engineering 0.9%
Aegion Corp.*	12,084	286,753
Ameresco, Inc., Class A*	6,122	61,342
Argan, Inc.	4,341	95,372
Comfort Systems USA, Inc.	11,573	194,542
Dycom Industries, Inc.*	10,226	286,226
EMCOR Group, Inc.	20,774	812,887
Furmanite Corp.*	11,633	115,167
Granite Construction, Inc.	11,985	366,741
Great Lakes Dredge & Dock Corp.	18,510	137,344
Layne Christensen Co.*	6,144	122,634
MasTec, Inc.*	18,411	557,853
Michael Baker Corp.	2,668	107,974
MYR Group, Inc.*	6,523	158,509
Northwest Pipe Co.*	2,875	94,530
Orion Marine Group, Inc.*	8,455	88,017
Pike Electric Corp.	8,176	92,552
Primoris Services Corp.	10,891	277,394
Sterling Construction Co., Inc.*	5,074	46,934
Tutor Perini Corp.*	11,430	243,688

		4,146,459

Construction Materials 0.2%
Headwaters, Inc.*	22,739	204,424
Texas Industries, Inc.*	6,730	446,266
United States Lime & Minerals, Inc.*	615	36,039
US Concrete, Inc.*	4,395	88,164

		774,893

Consumer Finance 0.8%
Cash America International, Inc.(a)	8,821	399,415
Consumer Portfolio Services, Inc.*	5,767	34,198
Credit Acceptance Corp.*	2,205	244,336

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Consumer Finance (continued)
DFC Global Corp.*	12,620	$138,694
Encore Capital Group, Inc.*(a)	7,733	354,635
EZCORP, Inc., Class A*	15,774	266,265
First Cash Financial Services, Inc.*	9,032	523,404
First Marblehead Corp. (The)*	29,007	23,786
Green Dot Corp., Class A*	7,963	209,666
Imperial Holdings, Inc.*	5,488	34,739
Nelnet, Inc., Class A	7,075	272,034
Nicholas Financial, Inc.	3,311	53,936
Portfolio Recovery Associates, Inc.*	15,708	941,538
Regional Management Corp.*	1,645	52,311
World Acceptance Corp.*(a)	2,870	258,070

		3,807,027

Containers & Packaging 0.3%
AEP Industries, Inc.*	1,344	99,872
Berry Plastics Group, Inc.*	17,140	342,286
Boise, Inc.	31,198	393,095
Graphic Packaging Holding Co.*	65,111	557,350
Myers Industries, Inc.	8,771	176,385
UFP Technologies, Inc.*	1,701	38,732

		1,607,720

Distributors 0.2%
Core-Mark Holding Co., Inc.	3,522	234,002
Pool Corp.	14,424	809,619
VOXX International Corp.*	5,800	79,460
Weyco Group, Inc.(a)	2,023	57,291

		1,180,372

Diversified Consumer Services 1.2%
American Public Education, Inc.*	5,432	205,330
Ascent Capital Group, Inc., Class A*	4,360	351,503
Bridgepoint Education, Inc.*	5,707	102,954
Bright Horizons Family Solutions, Inc.*	3,674	131,639
Capella Education Co.*	3,440	194,566
Career Education Corp.*	17,441	48,137
Carriage Services, Inc.	4,852	94,129
Corinthian Colleges, Inc.*	24,021	52,606
Education Management Corp.*(a)	7,470	68,126
Grand Canyon Education, Inc.*	14,055	566,135
Hillenbrand, Inc.	17,034	466,221
ITT Educational Services, Inc.*(a)	7,212	223,572
JTH Holding, Inc., Class A*	1,415	26,814
K12, Inc.*(a)	8,393	259,176
LifeLock, Inc.*	18,758	278,181
Lincoln Educational Services Corp.	7,372	33,985
Mac-Gray Corp.	3,833	55,809
Matthews International Corp., Class A	8,520	324,442
Outerwall, Inc.*(a)	8,714	435,613
Regis Corp.	14,779	216,956
Sotheby’s	21,164	1,039,787
Steiner Leisure Ltd.*	4,534	264,922
Stewart Enterprises, Inc., Class A	22,436	294,809
Strayer Education, Inc.(a)	3,356	139,341
Universal Technical Institute, Inc.	6,675	80,968

		5,955,721

Diversified Financial Services 0.3%
California First National Bancorp	792	13,520
Gain Capital Holdings, Inc.	3,322	41,824
MarketAxess Holdings, Inc.	11,628	698,145
Marlin Business Services Corp.	2,598	64,846
NewStar Financial, Inc.*	8,190	149,631
PHH Corp.*(a)	17,657	419,177
PICO Holdings, Inc.*	7,038	152,443
Resource America, Inc., Class A	3,723	29,896

		1,569,482

Diversified Telecommunication Services 0.5%
8x8, Inc.*	22,313	224,692
Atlantic Tele-Network, Inc.	2,825	147,267
Cbeyond, Inc.*	8,472	54,305
Cincinnati Bell, Inc.*	64,703	175,992
Cogent Communications Group, Inc.	14,597	470,753
Consolidated Communications Holdings, Inc.	12,426	214,224
FairPoint Communications, Inc.*(a)	6,414	61,254
General Communication, Inc., Class A*	9,771	93,020
Hawaiian Telcom Holdco, Inc.*(a)	3,220	85,652
HickoryTech Corp.	4,289	48,809
IDT Corp., Class B	4,754	84,383
inContact, Inc.*	16,633	137,555
Inteliquent, Inc.	10,141	97,962
Iridium Communications, Inc.*(a)	19,957	137,304
Lumos Networks Corp.	4,771	103,388
magicJack VocalTec Ltd.*(a)	5,818	74,878
ORBCOMM, Inc.*	11,176	58,898
Premiere Global Services, Inc.*	15,010	149,500
Primus Telecommunications Group, Inc.	3,899	13,218
Straight Path Communications, Inc., Class B*	2,435	12,808
Towerstream Corp.*(a)	20,347	58,192
Vonage Holdings Corp.*	46,603	146,333

		2,650,387

Electric Utilities 1.3%
ALLETE, Inc.	12,361	597,036
Cleco Corp.	18,759	841,154
El Paso Electric Co.	12,432	415,229

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Electric Utilities (continued)
Empire District Electric Co. (The)	13,331	$288,749
IDACORP, Inc.	15,577	753,927
MGE Energy, Inc.	7,137	389,323
NRG Yield, Inc., Class A*	6,724	203,670
Otter Tail Corp.	11,198	309,065
PNM Resources, Inc.	24,626	557,286
Portland General Electric Co.	23,484	662,953
UIL Holdings Corp.	15,716	584,321
Unitil Corp.	4,286	125,451
UNS Energy Corp.	12,851	599,114

		6,327,278

Electrical Equipment 1.5%
Acuity Brands, Inc.	13,276	1,221,657
American Superconductor Corp.*(a)	15,113	35,364
AZZ, Inc.	7,879	329,815
Brady Corp., Class A	14,304	436,272
Capstone Turbine Corp.*(a)	94,556	111,576
Coleman Cable, Inc.	2,874	60,670
Encore Wire Corp.	6,382	251,706
EnerSys, Inc.	14,912	904,114
Enphase Energy, Inc.*(a)	4,847	39,455
Franklin Electric Co., Inc.	14,677	578,274
FuelCell Energy, Inc.*(a)	48,606	62,702
Generac Holdings, Inc.	15,967	680,833
General Cable Corp.	15,392	488,696
Global Power Equipment Group, Inc.	5,260	105,779
GrafTech International Ltd.*(a)	36,140	305,383
II-VI, Inc.*	15,777	296,923
LSI Industries, Inc.	6,551	55,290
Polypore International, Inc.*(a)	14,448	591,934
Powell Industries, Inc.*	2,864	175,535
Power Solutions International, Inc.*	700	41,384
PowerSecure International, Inc.*	6,742	108,209
Preformed Line Products Co.	791	56,897
Revolution Lighting Technologies, Inc.*(a)	9,534	24,407
Thermon Group Holdings, Inc.*	8,436	194,956
Vicor Corp.*	5,387	44,066

		7,201,897

Electronic Equipment, Instruments & Components 2.7%
Aeroflex Holding Corp.*	6,085	42,838
Agilysys, Inc.*	4,394	52,376
Anixter International, Inc.*	8,392	735,643
Audience, Inc.*	3,059	34,383
Badger Meter, Inc.	4,457	207,251
Belden, Inc.	13,631	873,066
Benchmark Electronics, Inc.*	16,795	384,438
Checkpoint Systems, Inc.*	12,769	213,242
Cognex Corp.	26,917	844,117
Coherent, Inc.	7,528	462,596
Control4 Corp.*	1,271	22,014
CTS Corp.	10,445	164,718
Daktronics, Inc.	11,420	127,790
DTS, Inc.*	5,680	119,280
Electro Rent Corp.	5,833	105,811
Electro Scientific Industries, Inc.	7,399	86,642
Fabrinet*	8,795	148,108
FARO Technologies, Inc.*	5,316	224,176
FEI Co.	12,935	1,135,693
GSI Group, Inc.*	9,523	90,849
Insight Enterprises, Inc.*	13,433	254,152
InvenSense, Inc.*(a)	17,557	309,354
Itron, Inc.*	12,219	523,340
KEMET Corp.*	13,967	58,382
Littelfuse, Inc.	6,837	534,790
Maxwell Technologies, Inc.*	9,143	83,018
Measurement Specialties, Inc.*	4,793	259,972
Mercury Systems, Inc.*	9,924	99,141
Mesa Laboratories, Inc.	815	55,102
Methode Electronics, Inc.	11,454	320,712
MTS Systems Corp.	4,882	314,157
Multi-Fineline Electronix, Inc.*	2,678	43,437
Neonode, Inc.*(a)	8,136	52,233
Newport Corp.*	12,159	190,045
OSI Systems, Inc.*	6,171	459,554
Park Electrochemical Corp.	6,492	185,996
PC Connection, Inc.	2,862	43,188
Plexus Corp.*	10,537	391,976
Radisys Corp.*	7,462	23,953
RealD, Inc.*(a)	12,572	88,004
Richardson Electronics Ltd.	3,762	42,774
Rofin-Sinar Technologies, Inc.*	8,717	211,039
Rogers Corp.*	5,277	313,876
Sanmina Corp.*	25,584	447,464
ScanSource, Inc.*	8,606	297,768
SYNNEX Corp.*	8,157	501,248
TTM Technologies, Inc.*	16,467	160,553
Uni-Pixel, Inc.*(a)	3,140	55,672
Universal Display Corp.*(a)	12,440	398,453
Viasystems Group, Inc.*	1,227	17,730
Vishay Precision Group, Inc.*	3,855	56,090
Zygo Corp.*	5,151	82,313

		12,950,517

Energy Equipment & Services 1.8%
Basic Energy Services, Inc.*	9,304	117,603
Bolt Technology Corp.	2,645	47,742
Bristow Group, Inc.	11,206	815,349
C&J Energy Services, Inc.*(a)	13,935	279,815
Cal Dive International, Inc.*(a)	30,440	62,402

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
CARBO Ceramics, Inc.(a)	6,134	$607,941
Dawson Geophysical Co.*	2,478	80,461
Era Group, Inc.*	6,266	170,310
Exterran Holdings, Inc.*	17,814	491,132
Forum Energy Technologies, Inc.*	12,189	329,225
Geospace Technologies Corp.*	3,993	336,610
Global Geophysical Services, Inc.*	7,271	19,704
Gulf Island Fabrication, Inc.	4,471	109,584
GulfMark Offshore, Inc., Class A	8,263	420,504
Helix Energy Solutions Group, Inc.*	32,815	832,517
Hercules Offshore, Inc.*	49,325	363,525
Hornbeck Offshore Services, Inc.*	11,094	637,239
ION Geophysical Corp.*	41,111	213,777
Key Energy Services, Inc.*	47,132	343,592
Matrix Service Co.*	8,125	159,413
Mitcham Industries, Inc.*	3,977	60,808
Natural Gas Services Group, Inc.*	3,836	102,882
Newpark Resources, Inc.*	26,687	337,857
Nuverra Environmental Solutions, Inc.*(a)	44,346	101,552
Parker Drilling Co.*	36,798	209,749
PHI, Inc., Non-Voting Shares*	3,909	147,408
Pioneer Energy Services Corp.*	19,356	145,364
RigNet, Inc.*	3,678	133,217
SEACOR Holdings, Inc.	6,225	562,989
Tesco Corp.*	9,406	155,857
TETRA Technologies, Inc.*	24,227	303,564
TGC Industries, Inc.	4,880	38,503
Vantage Drilling Co.*	62,346	107,859
Willbros Group, Inc.*	12,427	114,080

		8,960,134

Food & Staples Retailing 1.4%
Andersons, Inc. (The)	5,774	403,603
Arden Group, Inc., Class A	372	48,360
Casey’s General Stores, Inc.	11,870	872,445
Chefs’ Warehouse Inc. (The)*	4,987	115,200
Fairway Group Holdings Corp.*	4,875	124,605
Harris Teeter Supermarkets, Inc.	15,343	754,722
Ingles Markets, Inc., Class A	3,689	105,985
Nash Finch Co.	3,785	99,962
Natural Grocers by Vitamin Cottage, Inc.*(a)	2,776	110,207
Pantry, Inc. (The)*	7,254	80,374
PriceSmart, Inc.	5,849	557,059
Rite Aid Corp.*	226,169	1,076,564
Roundy’s, Inc.(a)	7,827	67,312
Spartan Stores, Inc.	6,797	149,942
SUPERVALU, Inc.*	62,885	517,544
Susser Holdings Corp.*(a)	5,575	296,311
United Natural Foods, Inc.*	15,275	1,026,785
Village Super Market, Inc., Class A	1,947	74,025
Weis Markets, Inc.	3,388	165,809

		6,646,814

Food Products 1.7%
Alico, Inc.	895	36,847
Annie’s, Inc.*(a)	4,261	209,215
B&G Foods, Inc.	16,377	565,825
Boulder Brands, Inc.*	18,397	295,088
Calavo Growers, Inc.	3,791	114,640
Cal-Maine Foods, Inc.	4,575	220,057
Chiquita Brands International, Inc.*	14,455	183,000
Darling International, Inc.*	36,622	774,921
Diamond Foods, Inc.*(a)	6,922	163,221
Dole Food Co., Inc.*	15,976	217,593
Farmer Bros. Co.*	1,798	27,078
Fresh Del Monte Produce, Inc.	11,688	346,900
Griffin Land & Nurseries, Inc.	760	24,396
Hain Celestial Group, Inc. (The)*	11,902	917,882
Inventure Foods, Inc.*	4,461	46,840
J&J Snack Foods Corp.	4,616	372,604
John B. Sanfilippo & Son, Inc.	2,572	59,645
Lancaster Colony Corp.	5,733	448,837
Lifeway Foods, Inc.	1,435	19,387
Limoneira Co.	3,088	79,300
Omega Protein Corp.*	6,257	63,634
Pilgrim’s Pride Corp.*	18,763	315,031
Post Holdings, Inc.*	10,097	407,616
Sanderson Farms, Inc.	7,118	464,378
Seaboard Corp.	91	250,068
Seneca Foods Corp., Class A*	2,502	75,285
Snyders-Lance, Inc.	14,709	424,355
Tootsie Roll Industries, Inc.(a)	6,094	187,817
TreeHouse Foods, Inc.*	11,229	750,434

		8,061,894

Gas Utilities 0.9%
Chesapeake Utilities Corp.	3,000	157,470
Delta Natural Gas Co., Inc.	2,105	46,499
Laclede Group, Inc. (The)	10,130	455,850
New Jersey Resources Corp.	12,961	570,932
Northwest Natural Gas Co.	8,338	350,029
Piedmont Natural Gas Co., Inc.	23,470	771,694
South Jersey Industries, Inc.	9,920	581,114
Southwest Gas Corp.	14,371	718,550
WGL Holdings, Inc.	16,051	685,538

		4,337,676

Health Care Equipment & Supplies 3.3%
Abaxis, Inc.	6,832	287,627
ABIOMED, Inc.*	11,950	227,887
Accuray, Inc.*	23,050	170,340
Align Technology, Inc.*	22,661	1,090,447
Alphatec Holdings, Inc.*	19,738	38,884
Analogic Corp.	3,781	312,462
AngioDynamics, Inc.*	7,544	99,581
Anika Therapeutics, Inc.*	3,708	88,844
Antares Pharma, Inc.*(a)	35,115	142,567
ArthroCare Corp.*	8,717	310,151
AtriCure, Inc.*	6,470	71,041

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Atrion Corp.	485	$125,508
Biolase, Inc.*(a)	10,195	19,472
Cantel Medical Corp.	10,139	322,927
Cardiovascular Systems, Inc.*	6,513	130,586
Cerus Corp.*(a)	21,687	145,520
CONMED Corp.	8,577	291,532
CryoLife, Inc.	8,519	59,633
Cutera, Inc.*	4,657	41,447
Cyberonics, Inc.*	8,557	434,182
Cynosure, Inc., Class A*	5,905	134,693
Derma Sciences, Inc.*(a)	4,228	52,343
DexCom, Inc.*	21,880	617,672
Endologix, Inc.*	19,429	313,390
Exactech, Inc.*	2,871	57,851
GenMark Diagnostics, Inc.*	11,190	135,959
Globus Medical, Inc., Class A*(a)	16,890	294,899
Greatbatch, Inc.*	7,385	251,312
Haemonetics Corp.*	15,835	631,500
HeartWare International, Inc.*	5,054	370,003
ICU Medical, Inc.*	3,998	271,584
Insulet Corp.*	16,529	599,011
Integra LifeSciences Holdings Corp.*	6,163	248,061
Invacare Corp.	9,957	171,957
MAKO Surgical Corp.*(a)	13,009	383,896
Masimo Corp.	15,082	401,784
Medical Action Industries, Inc.*	4,598	30,531
Meridian Bioscience, Inc.	12,832	303,477
Merit Medical Systems, Inc.*	13,250	160,723
Natus Medical, Inc.*	9,365	132,796
Navidea Biopharmaceuticals, Inc.*(a)	36,987	98,016
Neogen Corp.*	7,409	449,874
NuVasive, Inc.*	13,669	334,754
NxStage Medical, Inc.*	18,603	244,815
OraSure Technologies, Inc.*	17,230	103,552
Orthofix International NV*	6,036	125,911
PhotoMedex, Inc.*(a)	4,392	69,833
Quidel Corp.*(a)	8,678	246,455
Rochester Medical Corp.*	3,394	67,744
Rockwell Medical, Inc.*(a)	12,078	137,810
RTI Surgical, Inc.*	17,660	66,048
Solta Medical, Inc.*	21,724	45,186
Spectranetics Corp.*	12,566	210,857
Staar Surgical Co.*	11,441	154,911
STERIS Corp.	18,269	784,836
SurModics, Inc.*	4,453	105,892
Symmetry Medical, Inc.*	11,578	94,476
TearLab Corp.*	9,093	100,569
Thoratec Corp.*	17,765	662,457
Tornier NV*	8,078	156,148
Unilife Corp.*(a)	29,510	97,973
Utah Medical Products, Inc.	1,040	61,818
Vascular Solutions, Inc.*	5,108	85,814
Volcano Corp.*	16,859	403,267
West Pharmaceutical Services, Inc.	21,548	886,700
Wright Medical Group, Inc.*	12,488	325,687
ZELTIQ Aesthetics, Inc.*(a)	5,565	50,475

		16,145,958

Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.*	10,975	432,744
Accretive Health, Inc.*	18,322	167,097
Addus HomeCare Corp.*	1,658	48,032
Air Methods Corp.(a)	12,046	513,160
Alliance HealthCare Services, Inc.*	1,503	41,618
Almost Family, Inc.	2,526	49,080
Amedisys, Inc.*	9,753	167,947
AMN Healthcare Services, Inc.*	14,343	197,360
Amsurg Corp.*	9,911	393,467
Bio-Reference Labs, Inc.*(a)	7,556	225,773
BioScrip, Inc.*	18,190	159,708
Capital Senior Living Corp.*	8,929	188,848
Centene Corp.*	16,867	1,078,813
Chemed Corp.(a)	5,848	418,132
Chindex International, Inc.*	3,705	63,170
Corvel Corp.*	3,562	131,687
Cross Country Healthcare, Inc.*	8,339	50,534
Emeritus Corp.*	12,538	232,329
Ensign Group, Inc. (The)	6,015	247,277
ExamWorks Group, Inc.*	9,348	242,955
Five Star Quality Care, Inc.*	13,130	67,882
Gentiva Health Services, Inc.*	9,614	115,753
Hanger, Inc.*	10,732	362,312
HealthSouth Corp.	26,973	930,029
Healthways, Inc.*	10,635	196,854
IPC The Hospitalist Co., Inc.*	5,183	264,385
Kindred Healthcare, Inc.	16,678	223,986
Landauer, Inc.	2,958	151,598
LHC Group, Inc.*	3,728	87,459
Magellan Health Services, Inc.*	8,391	503,124
Molina Healthcare, Inc.*	8,774	312,354
MWI Veterinary Supply, Inc.*	3,967	592,511
National HealthCare Corp.	3,324	157,126
National Research Corp., Class B*(a)	411	12,272
National Research Corp., Class A*	2,717	51,161
Owens & Minor, Inc.	19,604	678,102
PharMerica Corp.*	9,224	122,403
Providence Service Corp. (The)*	3,287	94,304
Select Medical Holdings Corp.	15,118	122,002
Skilled Healthcare Group, Inc., Class A*	6,315	27,533
Team Health Holdings, Inc.*	21,267	806,870
Triple-S Management Corp., Class B*	7,373	135,589
U.S. Physical Therapy, Inc.	3,743	116,332
Universal American Corp.	12,024	91,623
USMD Holdings, Inc.*(a)	327	8,669
Vanguard Health Systems, Inc.*	10,458	219,723
WellCare Health Plans, Inc.*	13,470	939,398

		12,441,085

Health Care Technology 0.9%
athenahealth, Inc.*	11,377	1,235,087
Computer Programs & Systems, Inc.	3,449	201,766
Greenway Medical Technologies, Inc.*(a)	4,447	91,831
HealthStream, Inc.*	6,213	235,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Technology (continued)
HMS Holdings Corp.*	27,152	$584,040
MedAssets, Inc.*	18,837	478,837
Medidata Solutions, Inc.*	8,232	814,392
Merge Healthcare, Inc.*	20,218	52,769
Omnicell, Inc.*	10,609	251,221
Quality Systems, Inc.	12,339	268,126
Vocera Communications, Inc.*	6,497	120,844

		4,334,261

Hotels, Restaurants & Leisure 2.9%
AFC Enterprises, Inc.*	7,385	321,912
Biglari Holdings, Inc.*	449	185,289
BJ’s Restaurants, Inc.*	7,615	218,703
Bloomin’ Brands, Inc.*	17,135	404,557
Bob Evans Farms, Inc.	8,618	493,553
Boyd Gaming Corp.*	21,479	303,928
Bravo Brio Restaurant Group, Inc.*	6,057	91,461
Buffalo Wild Wings, Inc.*	5,816	646,855
Caesars Entertainment Corp.*(a)	11,487	226,409
Carrols Restaurant Group, Inc.*	7,529	45,927
CEC Entertainment, Inc.	5,535	253,835
Cheesecake Factory, Inc. (The)	16,527	726,362
Churchill Downs, Inc.	4,248	367,537
Chuy’s Holdings, Inc.*	5,053	181,352
Cracker Barrel Old Country Store, Inc.	6,092	628,938
Del Frisco’s Restaurant Group, Inc.*	3,302	66,601
Denny’s Corp.*	28,621	175,160
Diamond Resorts International, Inc.*	5,392	101,424
DineEquity, Inc.	5,113	352,797
Diversified Restaurant Holdings, Inc.*	3,300	21,648
Einstein Noah Restaurant Group, Inc.	2,018	34,952
Fiesta Restaurant Group, Inc.*	6,119	230,442
Ignite Restaurant Group, Inc.*	2,293	35,587
International Speedway Corp., Class A	8,603	277,877
Interval Leisure Group, Inc.	12,170	287,577
Isle of Capri Casinos, Inc.*	6,680	50,501
Jack in the Box, Inc.*	13,785	551,400
Jamba, Inc.*	5,132	68,666
Krispy Kreme Doughnuts, Inc.*	20,286	392,331
Life Time Fitness, Inc.*	13,334	686,301
Luby’s, Inc.*	6,173	44,322
Marcus Corp.	5,797	84,230
Marriott Vacations Worldwide Corp.*	9,025	397,100
Monarch Casino & Resort, Inc.*	2,664	50,563
Morgans Hotel Group Co.*	8,240	63,366
Multimedia Games Holding Co., Inc.*	8,922	308,255
Nathan’s Famous, Inc.*	827	43,649
Noodles & Co.*	1,871	79,836
Orient-Express Hotels Ltd., Class A*	29,673	385,156
Papa John’s International, Inc.	4,957	346,395
Pinnacle Entertainment, Inc.*	18,083	452,979
Red Robin Gourmet Burgers, Inc.*	4,378	311,276
Ruby Tuesday, Inc.*	18,969	142,267
Ruth’s Hospitality Group, Inc.	11,155	132,298
Scientific Games Corp., Class A*	14,838	239,930
SHFL Entertainment, Inc.*	17,420	400,660
Sonic Corp.*	17,372	308,353
Speedway Motorsports, Inc.	3,619	64,780
Texas Roadhouse, Inc.	19,343	508,334
Town Sports International Holdings, Inc.	7,470	96,961
Vail Resorts, Inc.	11,129	772,130
WMS Industries, Inc.*	16,968	440,320

		14,103,042

Household Durables 1.1%
Bassett Furniture Industries, Inc.	3,348	54,204
Beazer Homes USA, Inc.*(a)	7,797	140,346
Blyth, Inc.(a)	2,827	39,097
Cavco Industries, Inc.*	2,166	123,354
CSS Industries, Inc.	2,617	62,834
Ethan Allen Interiors, Inc.	7,726	215,324
EveryWare Global, Inc.*(a)	3,144	35,842
Flexsteel Industries, Inc.	1,440	35,957
Helen of Troy Ltd.*	9,873	436,387
Hooker Furniture Corp.	3,369	50,366
Hovnanian Enterprises, Inc., Class A*(a)	35,262	184,420
iRobot Corp.*	8,741	329,273
KB Home(a)	25,863	466,051
La-Z-Boy, Inc.	16,201	367,925
Libbey, Inc.*	6,535	155,402
Lifetime Brands, Inc.	3,224	49,295
M.D.C. Holdings, Inc.	12,086	362,701
M/I Homes, Inc.*	7,521	155,083
Meritage Homes Corp.*	11,188	480,525
NACCO Industries, Inc., Class A	1,534	85,014
Ryland Group, Inc. (The)	14,285	579,114
Skullcandy, Inc.*	5,544	34,262
Standard Pacific Corp.*	45,911	363,156
TRI Pointe Homes, Inc.*	4,523	66,398
UCP, Inc., Class A*	2,067	30,674
Universal Electronics, Inc.*	4,669	168,224
WCI Communities, Inc.*	2,112	36,453
William Lyon Homes, Class A*	4,237	86,096
Zagg, Inc.*(a)	9,414	42,363

		5,236,140

Household Products 0.2%
Central Garden and Pet Co., Class A*	13,091	89,673
Harbinger Group, Inc.*	10,194	105,712
Oil-Dri Corp. of America	1,491	50,306
Orchids Paper Products Co.	1,880	52,020
Spectrum Brands Holdings, Inc.	6,661	438,560
WD-40 Co.	4,790	310,871

		1,047,142

Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp.(a)	37,251	160,552
Dynegy, Inc.*(a)	30,891	596,814
Genie Energy Ltd., Class B*	3,893	38,151
Ormat Technologies, Inc.	5,461	146,191

		941,708

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Industrial Conglomerates 0.1%
Raven Industries, Inc.	11,238	$367,595

Information Technology Services 2.1%
Acxiom Corp.*	22,880	649,563
Blackhawk Network Holdings, Inc.*	3,580	86,027
CACI International, Inc., Class A*	7,136	493,169
Cardtronics, Inc.*	13,870	514,577
Cass Information Systems, Inc.	3,197	170,624
CIBER, Inc.*	23,179	76,491
Computer Task Group, Inc.	4,780	77,245
Convergys Corp.	32,501	609,394
CSG Systems International, Inc.	10,463	262,098
EPAM Systems, Inc.*	6,745	232,703
Euronet Worldwide, Inc.*	15,417	613,597
EVERTEC, Inc.	9,106	202,244
ExlService Holdings, Inc.*	10,080	287,078
Forrester Research, Inc.	3,904	143,511
Global Cash Access Holdings, Inc.*	20,629	161,113
Hackett Group, Inc. (The)	8,166	58,224
Heartland Payment Systems, Inc.(a)	11,240	446,453
Higher One Holdings, Inc.*	9,868	75,688
iGATE Corp.*	10,761	298,725
Lionbridge Technologies, Inc.*	18,260	67,379
Luxoft Holding, Inc.*	1,322	34,993
ManTech International Corp., Class A(a)	7,326	210,696
MAXIMUS, Inc.	21,164	953,227
ModusLink Global Solutions, Inc.*	11,257	30,844
MoneyGram International, Inc.*	6,669	130,579
Planet Payment, Inc.*(a)	13,500	34,290
PRGX Global, Inc.*	9,139	57,210
Sapient Corp.*	34,178	532,152
ServiceSource International, Inc.*	19,004	229,568
Sykes Enterprises, Inc.*	12,100	216,711
Syntel, Inc.	4,774	382,397
TeleTech Holdings, Inc.*	6,191	155,332
Unisys Corp.*	13,660	344,095
Virtusa Corp.*	6,367	185,025
WEX, Inc.*	12,020	1,054,755

		10,077,777

Insurance 2.3%
Ambac Financial Group, Inc.*	14,008	254,105
American Equity Investment Life Holding Co.	19,821	420,602
American Safety Insurance Holdings Ltd.*	2,977	89,905
AMERISAFE, Inc.	5,731	203,508
Amtrust Financial Services, Inc.(a)	9,625	375,952
Argo Group International Holdings Ltd.	8,380	359,334
Baldwin & Lyons, Inc., Class B	2,836	69,142
Citizens, Inc.*(a)	13,580	117,331
CNO Financial Group, Inc.	68,799	990,706
Crawford & Co., Class B	8,193	79,472
Donegal Group, Inc., Class A	2,415	33,786
Eastern Insurance Holdings, Inc.	1,961	47,868
eHealth, Inc.*	5,726	184,721
EMC Insurance Group, Inc.	1,394	42,071
Employers Holdings, Inc.	9,579	284,879
Enstar Group Ltd.*	2,949	402,833
FBL Financial Group, Inc., Class A	2,752	123,565
First American Financial Corp.	33,493	815,555
Fortegra Financial Corp.*	2,167	18,441
Global Indemnity PLC*	2,584	65,789
Greenlight Capital Re Ltd., Class A*	8,784	249,817
Hallmark Financial Services, Inc.*	4,245	37,653
HCI Group, Inc.	2,866	117,047
Health Insurance Innovations, Inc., Class A*	1,374	16,419
Hilltop Holdings, Inc.*	19,198	355,163
Horace Mann Educators Corp.	12,264	348,052
Independence Holding Co.	2,355	33,629
Infinity Property & Casualty Corp.	3,582	231,397
Investors Title Co.	378	28,388
Kansas City Life Insurance Co.	1,236	54,656
Maiden Holdings Ltd.	15,563	183,799
Markel Corp.*	1	518
Meadowbrook Insurance Group, Inc.	15,492	100,698
Montpelier Re Holdings Ltd.	13,596	354,176
National Interstate Corp.	2,034	56,566
National Western Life Insurance Co., Class A	680	137,204
Navigators Group, Inc. (The)*	3,213	185,615
OneBeacon Insurance Group Ltd., Class A	7,007	103,423
Phoenix Cos., Inc. (The)*	1,765	68,253
Platinum Underwriters Holdings Ltd.	9,071	541,811
Primerica, Inc.	17,642	711,678
RLI Corp.	6,600	576,972
Safety Insurance Group, Inc.	4,018	212,833
Selective Insurance Group, Inc.	17,169	420,640
State Auto Financial Corp.	4,623	96,806
Stewart Information Services Corp.	6,630	212,094
Symetra Financial Corp.	25,166	448,458
Third Point Reinsurance Ltd.*	7,624	110,472
Tower Group International Ltd.	17,945	125,615
United Fire Group, Inc.	6,392	194,764
Universal Insurance Holdings, Inc.	8,193	57,761

		11,351,942

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	7,971	39,297
Blue Nile, Inc.*	3,859	157,949
HSN, Inc.	10,463	561,026
Nutrisystem, Inc.	8,915	128,198

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet & Catalog Retail (continued)
Orbitz Worldwide, Inc.*	7,511	$72,331
Overstock.com, Inc.*(a)	3,472	103,014
PetMed Express, Inc.(a)	6,229	101,470
RetailMeNot, Inc.*	2,868	102,015
Shutterfly, Inc.*	11,762	657,260
ValueVision Media, Inc., Class A*	12,176	52,966
Vitacost.com, Inc.*	6,890	58,565

		2,034,091

Internet Software & Services 3.1%
Active Network, Inc. (The)*	16,800	240,408
Angie’s List, Inc.*(a)	13,061	293,873
Bankrate, Inc.*(a)	14,286	293,863
Bazaarvoice, Inc.*(a)	14,944	135,692
Blucora, Inc.*	12,660	290,927
Brightcove, Inc.*	8,785	98,831
Carbonite, Inc.*	3,739	56,085
ChannelAdvisor Corp.*	1,843	67,509
comScore, Inc.*	11,036	319,713
Constant Contact, Inc.*	9,470	224,344
Cornerstone OnDemand, Inc.*	12,500	643,000
CoStar Group, Inc.*	8,840	1,484,236
Cvent, Inc.*	1,941	68,265
Dealertrack Technologies, Inc.*	13,460	576,626
Demand Media, Inc.*(a)	11,217	70,892
Demandware, Inc.*	5,004	231,835
Dice Holdings, Inc.*	12,643	107,592
Digital River, Inc.*	10,954	195,748
E2open, Inc.*(a)	4,587	102,749
EarthLink, Inc.	32,063	158,712
eGain Corp.*	4,135	62,397
Envestnet, Inc.*	6,972	216,132
Global Eagle Entertainment, Inc.*	6,500	60,710
Gogo, Inc.*	3,326	59,103
Internap Network Services Corp.*	16,677	115,905
IntraLinks Holdings, Inc.*	11,834	104,139
j2 Global, Inc.	14,232	704,769
Limelight Networks, Inc.*	16,387	31,627
Liquidity Services, Inc.*(a)	7,678	257,674
LivePerson, Inc.*	17,138	161,783
LogMeIn, Inc.*	7,504	232,999
Marchex, Inc., Class B	6,978	50,800
Marin Software, Inc.*(a)	2,931	36,784
Marketo, Inc.*(a)	2,156	68,733
Millennial Media, Inc.*(a)	11,072	78,279
Monster Worldwide, Inc.*	36,301	160,451
Move, Inc.*	12,403	210,231
Net Element International, Inc.*(a)	600	2,760
NIC, Inc.	20,067	463,748
OpenTable, Inc.*	7,056	493,779
Perficient, Inc.*	10,424	191,385
QuinStreet, Inc.*	9,614	90,852
RealNetworks, Inc.*	7,056	60,399
Reis, Inc.*	2,614	42,268
Responsys, Inc.*	11,455	189,008
SciQuest, Inc.*	7,089	159,219
Shutterstock, Inc.*	2,301	167,329
Spark Networks, Inc.*(a)	5,591	46,517
SPS Commerce, Inc.*	4,636	310,241
Stamps.com, Inc.*	4,064	186,660
Support.com, Inc.*	15,401	83,936
TechTarget, Inc.*	4,586	22,884
Textura Corp.*	1,576	67,894
Travelzoo, Inc.*	2,471	65,580
Tremor Video, Inc.*	2,093	19,318
Trulia, Inc.*(a)	8,571	403,094
United Online, Inc.	28,881	230,470
Unwired Planet, Inc.*	30,536	52,827
ValueClick, Inc.*	23,600	492,060
VistaPrint NV*	10,101	570,909
Vocus, Inc.*	5,880	54,743
Web.com Group, Inc.*	12,971	419,482
WebMD Health Corp.*(a)	9,958	284,799
XO Group, Inc.*	8,259	106,706
Xoom Corp.*	2,493	79,302
Yelp, Inc.*	9,217	609,981
YuMe, Inc.*	1,410	14,946
Zillow, Inc., Class A*(a)	7,217	608,898
Zix Corp.*	19,435	95,037

		14,960,447

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.	4,068	232,079
Black Diamond, Inc.*(a)	7,040	85,606
Brunswick Corp.	28,012	1,117,959
Callaway Golf Co.(a)	21,859	155,636
JAKKS Pacific, Inc.(a)	6,027	27,061
Johnson Outdoors, Inc., Class A*	1,527	40,954
LeapFrog Enterprises, Inc.*(a)	19,863	187,110
Marine Products Corp.	3,339	30,318
Nautilus, Inc.*	9,625	69,493
Smith & Wesson Holding Corp.*(a)	19,834	217,976
Sturm Ruger & Co., Inc.(a)	5,997	375,592

		2,539,784

Life Sciences Tools & Services 0.4%
Accelerate Diagnostics, Inc.*(a)	3,238	43,422
Affymetrix, Inc.*	22,097	137,002
Albany Molecular Research, Inc.*	7,257	93,543
Cambrex Corp.*	9,376	123,763
Fluidigm Corp.*	7,896	173,238
Furiex Pharmaceuticals, Inc.*	2,041	89,784

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services (continued)
Harvard Bioscience, Inc.*	7,905	$41,580
Luminex Corp.*	11,640	232,800
NeoGenomics, Inc.*(a)	10,376	31,128
Pacific Biosciences of California, Inc.*	14,780	81,733
PAREXEL International Corp.*	17,605	884,299
Sequenom, Inc.*(a)	35,785	95,546

		2,027,838

Machinery 3.3%
Accuride Corp.*	12,580	64,661
Actuant Corp., Class A	22,689	881,241
Alamo Group, Inc.	2,183	106,770
Albany International Corp., Class A	8,624	309,343
Altra Holdings, Inc.	8,381	225,533
American Railcar Industries, Inc.(a)	2,933	115,062
Ampco-Pittsburgh Corp.	2,630	47,130
Astec Industries, Inc.	6,291	226,224
Barnes Group, Inc.	16,639	581,034
Blount International, Inc.*	15,264	184,847
Briggs & Stratton Corp.	14,885	299,486
Chart Industries, Inc.*	9,393	1,155,715
CIRCOR International, Inc.	5,420	337,016
CLARCOR, Inc.	15,403	855,329
Columbus McKinnon Corp.*	6,068	145,814
Commercial Vehicle Group, Inc.*	7,381	58,753
Douglas Dynamics, Inc.	6,899	101,622
Dynamic Materials Corp.	4,244	98,376
Energy Recovery, Inc.*	13,842	100,354
EnPro Industries, Inc.*	6,449	388,294
ESCO Technologies, Inc.	8,160	271,157
ExOne Co. (The)*(a)	2,023	86,180
Federal Signal Corp.*	19,301	248,404
Flow International Corp.*	14,822	59,140
FreightCar America, Inc.	3,724	77,012
Gerber Scientific, Inc.*(b)	8,390	0
Global Brass & Copper Holdings, Inc.*	2,446	42,903
Gorman-Rupp Co. (The)	4,665	187,160
Graham Corp.	3,096	111,858
Greenbrier Cos., Inc. (The)*	7,611	188,220
Hardinge, Inc.	3,595	55,543
Hurco Cos., Inc.	2,006	51,875
Hyster-Yale Materials Handling, Inc.	3,247	291,158
John Bean Technologies Corp.	8,998	223,870
Kadant, Inc.	3,472	116,624
Kaydon Corp.	9,964	353,921
LB Foster Co., Class A	3,151	144,127
Lindsay Corp.	3,973	324,276
Lydall, Inc.*	5,209	89,439
Manitex International, Inc.*	3,885	42,463
Meritor, Inc.*	30,104	236,617
Middleby Corp. (The)*	5,825	1,216,901
Miller Industries, Inc.	3,549	60,262
Mueller Industries, Inc.	8,705	484,607
Mueller Water Products, Inc., Class A	48,843	390,256
NN, Inc.	5,295	82,390
Omega Flex, Inc.	906	17,114
PMFG, Inc.*	6,421	47,515
Proto Labs, Inc.*(a)	5,284	403,645
RBC Bearings, Inc.*	7,109	468,412
Rexnord Corp.*	9,384	195,187
Standex International Corp.	3,944	234,274
Sun Hydraulics Corp.	6,672	241,860
Tecumseh Products Co., Class A*	5,826	52,143
Tennant Co.	5,695	353,090
Titan International, Inc.	16,540	242,146
Trimas Corp.*	13,858	516,903
Twin Disc, Inc.	2,606	68,095
Wabash National Corp.*	21,155	246,667
Watts Water Technologies, Inc., Class A	8,830	497,747
Woodward, Inc.	21,291	869,312
Xerium Technologies, Inc.*	3,474	40,264

		16,213,341

Marine 0.1%
International Shipholding Corp.	1,690	46,373
Matson, Inc.	13,203	346,315
Ultrapetrol (Bahamas) Ltd.*	6,670	24,946

		417,634

Media 1.4%
AH Belo Corp., Class A	5,931	46,558
Beasley Broadcasting Group, Inc., Class A	1,367	11,879
Belo Corp., Class A	32,140	440,318
Carmike Cinemas, Inc.*	7,085	156,437
Central European Media Enterprises Ltd., Class A*(a)	23,538	124,045
Crown Media Holdings, Inc., Class A*	10,862	33,455
Cumulus Media, Inc., Class A*	23,224	123,087
Daily Journal Corp.*(a)	279	41,010
Dex Media, Inc.*(a)	5,381	43,748
Digital Generation, Inc.*(a)	7,549	97,609
E.W. Scripps Co. (The), Class A*	9,729	178,527
Entercom Communications Corp., Class A*	7,523	66,052
Entravision Communications Corp., Class A	17,038	100,524
Global Sources Ltd.*	5,923	43,949
Gray Television, Inc.*	15,579	122,295

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Harte-Hanks, Inc.	13,417	$118,472
Hemisphere Media Group, Inc.*(a)	2,713	31,878
Journal Communications, Inc., Class A*	13,623	116,477
Live Nation Entertainment, Inc.*	43,559	808,019
Loral Space & Communications, Inc.	4,025	272,613
Martha Stewart Living Omnimedia, Inc., Class A*(a)	8,988	20,672
McClatchy Co. (The), Class A*(a)	18,777	56,331
MDC Partners, Inc., Class A	7,843	219,447
Media General, Inc., Class A*(a)	6,071	86,573
Meredith Corp.	11,063	526,820
National CineMedia, Inc.	17,582	331,597
New York Times Co. (The), Class A*(a)	39,969	502,410
Nexstar Broadcasting Group, Inc., Class A	9,088	404,461
ReachLocal, Inc.*	3,188	37,969
Reading International, Inc., Class A*	5,412	35,557
Rentrak Corp.*	3,227	105,265
Saga Communications, Inc., Class A	1,482	65,771
Salem Communications Corp., Class A	3,359	27,813
Scholastic Corp.	8,132	232,982
Sinclair Broadcast Group, Inc., Class A	21,188	710,222
Speed Commerce, Inc.*	12,622	41,400
Valassis Communications, Inc.(a)	12,008	346,791
World Wrestling Entertainment, Inc., Class A	8,983	91,357

		6,820,390

Metals & Mining 1.3%
AK Steel Holding Corp.*(a)	42,368	158,880
Allied Nevada Gold Corp.*(a)	32,335	135,160
AM Castle & Co.*	5,440	87,584
AMCOL International Corp.	8,601	281,081
Century Aluminum Co.*	15,998	128,784
Coeur Mining, Inc.*	31,348	377,743
Commercial Metals Co.	36,168	613,048
General Moly, Inc.*(a)	17,578	29,004
Globe Specialty Metals, Inc.	19,900	306,659
Gold Resource Corp.(a)	10,337	68,534
Handy & Harman Ltd.*	1,714	40,913
Haynes International, Inc.	3,839	174,022
Hecla Mining Co.(a)	102,918	323,162
Horsehead Holding Corp.*	13,739	171,188
Kaiser Aluminum Corp.	5,839	416,029
Materion Corp.	6,332	203,004
Midway Gold Corp.*(a)	34,410	32,861
Molycorp, Inc.*(a)	38,311	251,320
Noranda Aluminum Holding Corp.	10,243	25,198
Olympic Steel, Inc.	2,811	78,090
Paramount Gold and Silver Corp.*(a)	43,391	55,974
RTI International Metals, Inc.*	9,691	310,500
Schnitzer Steel Industries, Inc., Class A	7,894	217,401
Stillwater Mining Co.*	36,594	402,900
SunCoke Energy, Inc.*	21,646	367,982
U.S. Silica Holdings, Inc.(a)	6,681	166,357
Universal Stainless & Alloy Products, Inc.*	2,129	69,256
Walter Energy, Inc.(a)	19,313	270,961
Worthington Industries, Inc.	16,383	564,067

		6,327,662

Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The)	4,246	44,795
Fred’s, Inc., Class A	11,306	176,939
Gordmans Stores, Inc.	2,778	31,253
Saks, Inc.*	32,359	515,802
Tuesday Morning Corp.*	13,210	201,717

		970,506

Multi-Utilities 0.4%
Avista Corp.	18,533	489,272
Black Hills Corp.	13,771	686,622
NorthWestern Corp.	11,735	527,136

		1,703,030

Oil, Gas & Consumable Fuels 3.8%
Abraxas Petroleum Corp.*(a)	25,577	65,733
Adams Resources & Energy, Inc.	653	36,248
Alon USA Energy, Inc.	7,314	74,676
Alpha Natural Resources, Inc.*	68,258	406,818
Amyris, Inc.*(a)	7,867	18,173
Apco Oil and Gas International, Inc.*	2,754	39,272
Approach Resources, Inc.*	10,777	283,220
Arch Coal, Inc.(a)	65,558	269,443
Athlon Energy, Inc.*	5,556	181,681
Berry Petroleum Co., Class A	16,320	703,882
Bill Barrett Corp.*(a)	15,099	379,136
Bonanza Creek Energy, Inc.*	9,114	439,842
BPZ Resources, Inc.*(a)	36,928	72,010
Callon Petroleum Co.*	12,164	66,537
Carrizo Oil & Gas, Inc.*	12,497	466,263
Clayton Williams Energy, Inc.*	1,833	96,178
Clean Energy Fuels Corp.*(a)	21,176	270,629
Cloud Peak Energy, Inc.*	18,830	276,236
Comstock Resources, Inc.	14,920	237,377
Contango Oil & Gas Co.	4,050	148,837
Crimson Exploration, Inc.*	6,893	20,748
Crosstex Energy, Inc.	14,650	306,038
Delek US Holdings, Inc.	11,456	241,607
Diamondback Energy, Inc.*	6,028	257,034
Emerald Oil, Inc.*	11,376	81,793
Endeavour International Corp.*(a)	14,740	78,859
Energy XXI (Bermuda) Ltd.	24,563	741,803
EPL Oil & Gas, Inc.*	9,242	342,971
Equal Energy Ltd.(a)	11,180	52,658
Evolution Petroleum Corp.*	5,353	60,275
EXCO Resources, Inc.(a)	41,943	282,696
Forest Oil Corp.*	37,125	226,462
Frontline Ltd.*(a)	16,202	42,935
FX Energy, Inc.*(a)	16,775	57,706
GasLog Ltd.	7,969	118,977
Gastar Exploration Ltd.*	17,068	67,419
Goodrich Petroleum Corp.*	8,212	199,469

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Green Plains Renewable Energy, Inc.	7,871	$126,330
Halcon Resources Corp.*(a)	71,679	317,538
Hallador Energy Co.	2,707	19,761
Isramco, Inc.*(a)	286	35,450
Jones Energy, Inc., Class A*	3,202	52,545
KiOR, Inc., Class A*(a)	13,945	39,325
Knightsbridge Tankers Ltd.	7,497	76,244
Kodiak Oil & Gas Corp.*	82,254	991,983
L&L Energy, Inc.*(a)	9,572	12,156
Magnum Hunter Resources Corp.*(a)	53,154	327,960
Matador Resources Co.*	17,922	292,666
Midstates Petroleum Co., Inc.*(a)	10,176	52,203
Miller Energy Resources, Inc.*(a)	9,346	67,852
Nordic American Tankers Ltd.(a)	20,588	169,645
Northern Oil and Gas, Inc.*(a)	19,742	284,877
Panhandle Oil and Gas, Inc., Class A	2,154	60,915
PDC Energy, Inc.*	11,024	656,369
Penn Virginia Corp.*	17,253	114,732
PetroQuest Energy, Inc.*	17,838	71,530
Quicksilver Resources, Inc.*(a)	38,855	76,544
Renewable Energy Group, Inc.*	6,525	98,854
Rentech, Inc.	69,901	138,404
Resolute Energy Corp.*	21,086	176,279
REX American Resources Corp.*	1,707	52,473
Rex Energy Corp.*	13,972	311,576
Rosetta Resources, Inc.*	18,923	1,030,547
Sanchez Energy Corp.*(a)	11,718	309,472
Scorpio Tankers, Inc.	57,180	558,077
SemGroup Corp., Class A	13,001	741,317
Ship Finance International Ltd.(a)	17,336	264,721
Solazyme, Inc.*(a)	14,868	160,128
Stone Energy Corp.*	15,466	501,562
Swift Energy Co.*(a)	13,491	154,067
Synergy Resources Corp.*	15,690	152,978
Targa Resources Corp.	10,202	744,338
Teekay Tankers Ltd., Class A	19,512	51,121
Triangle Petroleum Corp.*	20,884	205,081
Uranium Energy Corp.*(a)	26,620	59,895
Ur-Energy, Inc.*(a)	38,598	44,774
VAALCO Energy, Inc.*	17,965	100,245
W&T Offshore, Inc.	10,814	191,624
Warren Resources, Inc.*	22,373	65,553
Western Refining, Inc.(a)	16,780	504,071
Westmoreland Coal Co.*	3,615	47,646
ZaZa Energy Corp.*(a)	11,694	13,448

		18,236,517

Paper & Forest Products 0.7%
Boise Cascade Co.*	3,799	102,383
Clearwater Paper Corp.*	6,869	328,132
Deltic Timber Corp.	3,466	225,775
KapStone Paper and Packaging Corp.	12,654	541,591
Louisiana-Pacific Corp.*	43,164	759,255
Neenah Paper, Inc.	4,975	195,567
P.H. Glatfelter Co.	13,279	359,462
Resolute Forest Products, Inc.*	21,521	284,508
Schweitzer-Mauduit International, Inc.	9,726	588,715
Wausau Paper Corp.	15,413	200,215

		3,585,603

Personal Products 0.4%
Elizabeth Arden, Inc.*	7,920	292,406
Female Health Co. (The)	6,716	66,287
Inter Parfums, Inc.	5,052	151,510
Lifevantage Corp.*(a)	35,343	84,116
Medifast, Inc.*	4,279	115,062
Nature’s Sunshine Products, Inc.	3,410	65,029
Nutraceutical International Corp.	2,677	63,552
Prestige Brands Holdings, Inc.*	15,844	477,221
Revlon, Inc., Class A*	3,487	96,834
Star Scientific, Inc.*(a)	51,658	98,667
Synutra International, Inc.*(a)	5,537	29,346
USANA Health Sciences, Inc.*(a)	1,869	162,211

		1,702,241

Pharmaceuticals 1.5%
AcelRx Pharmaceuticals, Inc.*	7,173	77,253
Akorn, Inc.*	18,013	354,496
Alimera Sciences, Inc.*(a)	5,402	20,312
Ampio Pharmaceuticals, Inc.*(a)	8,591	64,433
Aratana Therapeutics, Inc.*	1,908	31,177
Auxilium Pharmaceuticals, Inc.*	15,240	277,825
AVANIR Pharmaceuticals, Inc., Class A*	45,182	191,572
BioDelivery Sciences International, Inc.*(a)	9,179	49,842
Cadence Pharmaceuticals, Inc.*	19,210	121,215
Cempra, Inc.*	5,917	68,046
Corcept Therapeutics, Inc.*	16,145	25,671
Cornerstone Therapeutics, Inc.*	2,692	25,332
Depomed, Inc.*	17,604	131,678
Endocyte, Inc.*	9,484	126,422
Hi-Tech Pharmacal Co., Inc.	3,459	149,256
Horizon Pharma, Inc.*(a)	15,689	53,029
Impax Laboratories, Inc.*	21,198	434,771
Lannett Co., Inc.*	5,031	109,776
Medicines Co. (The)*	19,599	656,958
Nektar Therapeutics*	35,747	373,556
Omeros Corp.*(a)	9,122	88,940
Optimer Pharmaceuticals, Inc.*	15,163	191,054
Pacira Pharmaceuticals, Inc.*	8,527	410,063
Pernix Therapeutics Holdings, Inc.*	5,480	14,960
Pozen, Inc.*	8,352	47,857
Questcor Pharmaceuticals, Inc.	16,076	932,408
Repros Therapeutics, Inc.*	7,108	190,494
Sagent Pharmaceuticals, Inc.*	5,708	116,443
Santarus, Inc.*	17,164	387,391
SciClone Pharmaceuticals, Inc.*	16,732	84,831
Sucampo Pharmaceuticals, Inc., Class A*	4,366	27,244
Supernus Pharmaceuticals, Inc.*(a)	4,491	32,919
TherapeuticsMD, Inc.*(a)	24,000	70,320
ViroPharma, Inc.*	20,230	795,039
Vivus, Inc.*(a)	31,129	290,122
XenoPort, Inc.*	13,452	76,407
Zogenix, Inc.*(a)	21,809	40,565

		7,139,677

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Professional Services 1.4%
Acacia Research Corp.	15,219	$350,950
Advisory Board Co. (The)*	10,990	653,685
Barrett Business Services, Inc.	2,192	147,543
CBIZ, Inc.*	11,632	86,542
CDI Corp.	4,255	65,144
Corporate Executive Board Co. (The)	10,401	755,321
CRA International, Inc.*	3,175	59,118
Exponent, Inc.	4,070	292,389
Franklin Covey Co.*	2,839	50,960
FTI Consulting, Inc.*	12,465	471,177
GP Strategies Corp.*	4,567	119,747
Heidrick & Struggles International, Inc.	5,567	106,107
Huron Consulting Group, Inc.*	7,189	378,213
ICF International, Inc.*	6,074	215,080
Insperity, Inc.	6,925	260,380
Kelly Services, Inc., Class A	8,359	162,750
Kforce, Inc.	8,403	148,649
Korn/Ferry International*	15,038	321,813
Mistras Group, Inc.*	4,980	84,660
National Technical Systems, Inc.*	2,135	48,785
Navigant Consulting, Inc.*	15,569	240,697
Odyssey Marine Exploration, Inc.*(a)	24,499	73,742
On Assignment, Inc.*	14,152	467,016
Pendrell Corp.*	50,258	97,501
Resources Connection, Inc.	12,707	172,434
RPX Corp.*	10,084	176,773
TrueBlue, Inc.*	12,580	302,046
VSE Corp.	1,270	59,626
WageWorks, Inc.*	7,726	389,777

		6,758,625

Real Estate Investment Trusts (REITs) 7.3%
Acadia Realty Trust	17,060	421,041
AG Mortgage Investment Trust, Inc.	8,682	144,295
Agree Realty Corp.	4,097	123,647
Alexander’s, Inc.	650	185,978
American Assets Trust, Inc.	10,352	315,840
American Capital Mortgage Investment Corp.	18,335	362,300
American Realty Capital Properties, Inc.	47,842	583,672
American Residential Properties, Inc.*	4,191	73,804
AmREIT, Inc.	6,082	105,523
Anworth Mortgage Asset Corp.	45,134	217,997
Apollo Commercial Real Estate Finance, Inc.	11,611	177,300
Apollo Residential Mortgage, Inc.	10,007	146,002
Ares Commercial Real Estate Corp.	6,598	82,013
Armada Hoffler Properties, Inc.	6,002	59,480
ARMOUR Residential REIT, Inc.	116,216	488,107
Ashford Hospitality Trust, Inc.	18,975	234,151
Associated Estates Realty Corp.	17,466	260,418
Aviv REIT, Inc.	3,581	81,647
Campus Crest Communities, Inc.	20,146	217,577
CapLease, Inc.	27,725	235,385
Capstead Mortgage Corp.	29,876	351,641
Cedar Realty Trust, Inc.	22,163	114,804
Chambers Street Properties	73,280	643,398
Chatham Lodging Trust	6,926	123,698
Chesapeake Lodging Trust	14,995	352,982
Colonial Properties Trust	27,455	617,463
Colony Financial, Inc.	20,009	399,780
CoreSite Realty Corp.	6,397	217,114
Cousins Properties, Inc.	52,147	536,593
CubeSmart	41,259	736,061
CyrusOne, Inc.	5,946	112,855
CYS Investments, Inc.	54,172	440,418
DCT Industrial Trust, Inc.	90,221	648,689
DiamondRock Hospitality Co.	60,599	646,591
DuPont Fabros Technology, Inc.	19,321	497,902
Dynex Capital, Inc.	17,027	149,327
EastGroup Properties, Inc.	9,383	555,567
Education Realty Trust, Inc.	35,239	320,675
Ellington Residential Mortgage REIT	2,012	30,924
EPR Properties	14,609	712,043
Equity One, Inc.	18,715	409,110
Excel Trust, Inc.	14,928	179,136
FelCor Lodging Trust, Inc.*	38,629	237,955
First Industrial Realty Trust, Inc.	33,255	541,059
First Potomac Realty Trust	18,348	230,634
Franklin Street Properties Corp.	27,929	355,815
Geo Group, Inc. (The)	22,183	737,585
Getty Realty Corp.	8,005	155,537
Gladstone Commercial Corp.	4,183	75,127
Glimcher Realty Trust	44,696	435,786
Government Properties Income Trust	16,924	404,991
Gramercy Property Trust, Inc.*	18,570	77,065
Healthcare Realty Trust, Inc.	29,727	686,991
Hersha Hospitality Trust	62,584	349,845
Highwoods Properties, Inc.	27,921	985,891
Hudson Pacific Properties, Inc.	13,360	259,852
Inland Real Estate Corp.	26,495	271,044
Invesco Mortgage Capital, Inc.	42,124	648,288
Investors Real Estate Trust	31,694	261,476
iStar Financial, Inc.*	26,246	316,002
JAVELIN Mortgage Investment Corp.	4,139	48,964
Kite Realty Group Trust	28,472	168,839
LaSalle Hotel Properties	29,602	844,249
Lexington Realty Trust	52,351	587,902
LTC Properties, Inc.	10,757	408,551
Medical Properties Trust, Inc.	50,133	610,119
Monmouth Real Estate Investment Corp., Class A	13,292	120,558
MPG Office Trust, Inc.*	17,732	55,501
National Health Investors, Inc.	7,625	433,786
New Residential Investment Corp.	78,469	519,465
New York Mortgage Trust, Inc.	19,813	123,831
NorthStar Realty Finance Corp.	74,412	690,543
One Liberty Properties, Inc.	3,626	73,535
Parkway Properties, Inc.	13,542	240,641
Pebblebrook Hotel Trust	18,973	544,715

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Pennsylvania Real Estate Investment Trust	21,008	$392,850
PennyMac Mortgage Investment Trust	20,532	465,666
Physicians Realty Trust*	3,014	36,530
Potlatch Corp.	12,537	497,468
PS Business Parks, Inc.	5,651	421,678
RAIT Financial Trust	21,730	153,848
Ramco-Gershenson Properties Trust	18,481	284,792
Redwood Trust, Inc.	25,413	500,382
Resource Capital Corp.	39,418	234,143
Retail Opportunity Investments Corp.	22,208	306,915
Rexford Industrial Realty, Inc.*	4,640	62,686
RLJ Lodging Trust	38,344	900,701
Rouse Properties, Inc.	6,987	143,792
Ryman Hospitality Properties, Inc.(a)	13,690	472,442
Sabra Health Care REIT, Inc.	11,555	265,881
Saul Centers, Inc.	2,433	112,526
Select Income REIT	6,768	174,614
Silver Bay Realty Trust Corp.	4,799	75,152
Sovran Self Storage, Inc.	9,739	737,048
STAG Industrial, Inc.	12,959	260,735
Strategic Hotels & Resorts, Inc.*	56,127	487,182
Summit Hotel Properties, Inc.	24,230	222,674
Sun Communities, Inc.	11,083	472,357
Sunstone Hotel Investors, Inc.	50,411	642,236
Terreno Realty Corp.	7,706	136,859
UMH Properties, Inc.	4,846	48,121
Universal Health Realty Income Trust	3,701	154,961
Urstadt Biddle Properties, Inc., Class A	7,810	155,263
Washington Real Estate Investment Trust	20,604	520,663
Western Asset Mortgage Capital Corp.	7,542	120,597
Whitestone REIT	5,281	77,789
Winthrop Realty Trust	9,028	100,662
ZAIS Financial Corp.(a)	1,763	30,588

		35,484,891

Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.*	13,320	479,786
Altisource Residential Corp.	7,803	179,313
AV Homes, Inc.*	2,980	52,031
Consolidated-Tomoka Land Co.	1,803	69,397
Forestar Group, Inc.*	10,701	230,393
Kennedy-Wilson Holdings, Inc.	17,376	322,499
Tejon Ranch Co.*	4,286	132,180
Thomas Properties Group, Inc.	9,507	63,887

		1,529,486

Road & Rail 0.5%
Arkansas Best Corp.	7,993	205,180
Celadon Group, Inc.	6,254	116,762
Heartland Express, Inc.	14,213	201,683
Knight Transportation, Inc.	18,175	300,251
Marten Transport Ltd.	7,302	125,229
Patriot Transportation Holding, Inc.*	2,028	68,607
Quality Distribution, Inc.*	6,614	61,114
Roadrunner Transportation Systems, Inc.*	5,762	162,719
Saia, Inc.*	7,496	233,725
Swift Transportation Co.*	25,959	524,112
Universal Truckload Services, Inc.	1,655	44,122
Werner Enterprises, Inc.	14,144	329,980
YRC Worldwide, Inc.*(a)	3,377	57,004

		2,430,488

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.*	12,115	212,255
Alpha & Omega Semiconductor Ltd.*	5,370	45,162
Ambarella, Inc.*(a)	5,704	111,342
Amkor Technology, Inc.*	21,708	93,127
ANADIGICS, Inc.*	25,896	51,015
Applied Micro Circuits Corp.*	22,603	291,579
ATMI, Inc.*	9,866	261,646
Axcelis Technologies, Inc.*	33,427	70,531
Brooks Automation, Inc.	20,716	192,866
Cabot Microelectronics Corp.*	7,188	276,882
Cavium, Inc.*	15,898	654,998
Ceva, Inc.*	6,890	118,852
Cirrus Logic, Inc.*	19,629	445,186
Cohu, Inc.	7,573	82,621
Cypress Semiconductor Corp.*	45,553	425,465
Diodes, Inc.*	11,087	271,631
DSP Group, Inc.*	6,160	43,428
Entegris, Inc.*	43,107	437,536
Entropic Communications, Inc.*	27,857	122,014
Exar Corp.*	11,919	159,834
FormFactor, Inc.*	16,591	113,814
GSI Technology, Inc.*	6,465	45,449
GT Advanced Technologies, Inc.*(a)	36,939	314,351
Hittite Microwave Corp.*	9,769	638,404
Inphi Corp.*	8,011	107,588
Integrated Device Technology, Inc.*	40,797	384,308
Integrated Silicon Solution, Inc.*	8,746	95,244
Intermolecular, Inc.*	5,465	30,112
International Rectifier Corp.*	21,494	532,406
Intersil Corp., Class A	39,350	441,900
IXYS Corp.	7,423	71,632
Kopin Corp.*	20,350	82,010
Lattice Semiconductor Corp.*	36,036	160,721
LTX-Credence Corp.*	14,565	95,838

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
M/A-COM Technology Solutions Holdings, Inc.*	3,347	$56,966
MaxLinear, Inc., Class A*	7,175	59,481
Micrel, Inc.	14,566	132,696
Microsemi Corp.*	28,788	698,109
Mindspeed Technologies, Inc.*(a)	13,193	40,107
MKS Instruments, Inc.	16,375	435,411
Monolithic Power Systems, Inc.	11,376	344,465
MoSys, Inc.*	14,448	53,747
Nanometrics, Inc.*	7,169	115,564
NeoPhotonics Corp.*	6,130	45,301
NVE Corp.*	1,522	77,683
OmniVision Technologies, Inc.*	16,683	255,417
PDF Solutions, Inc.*	7,822	166,217
Peregrine Semiconductor Corp.*(a)	8,213	73,671
Pericom Semiconductor Corp.*	7,117	55,513
Photronics, Inc.*	18,923	148,167
PLX Technology, Inc.*	14,149	85,177
PMC-Sierra, Inc.*	63,141	417,993
Power Integrations, Inc.	8,973	485,888
Rambus, Inc.*	34,538	324,657
RF Micro Devices, Inc.*	87,090	491,188
Rubicon Technology, Inc.*(a)	5,533	67,005
Rudolph Technologies, Inc.*	10,080	114,912
Semtech Corp.*	20,868	625,831
Sigma Designs, Inc.*	9,471	52,943
Silicon Image, Inc.*	24,040	128,374
Spansion, Inc., Class A*	14,729	148,616
SunEdison, Inc.*	82,424	656,919
SunPower Corp.*(a)	12,762	333,854
Supertex, Inc.	3,015	76,400
Tessera Technologies, Inc.	16,313	315,657
TriQuint Semiconductor, Inc.*	50,557	411,028
Ultra Clean Holdings, Inc.*	7,406	51,175
Ultratech, Inc.*	8,568	259,610
Veeco Instruments, Inc.*	12,124	451,376
Volterra Semiconductor Corp.*	7,767	178,641

		15,917,506

Software 4.3%
Accelrys, Inc.*	17,397	171,534
ACI Worldwide, Inc.*	12,339	667,046
Actuate Corp.*	14,716	108,163
Advent Software, Inc.	10,095	320,516
American Software, Inc., Class A	7,638	65,228
Aspen Technology, Inc.*	29,023	1,002,745
AVG Technologies NV*	7,374	176,533
Blackbaud, Inc.	14,120	551,245
Bottomline Technologies de, Inc.*	11,693	326,001
BroadSoft, Inc.*	8,668	312,308
Callidus Software, Inc.*	11,568	106,079
CommVault Systems, Inc.*	14,401	1,264,840
Comverse, Inc.*	6,904	220,583
Cyan, Inc.*(a)	2,521	25,336
Digimarc Corp.	1,956	39,511
Ebix, Inc.(a)	9,552	94,947
Ellie Mae, Inc.*	8,136	260,433
Epiq Systems, Inc.	9,813	129,728
ePlus, Inc.	1,145	59,174
Fair Isaac Corp.	11,104	613,829
FleetMatics Group PLC*	5,082	190,829
Gigamon, Inc.*	2,358	91,113
Glu Mobile, Inc.*(a)	19,328	53,925
Guidance Software, Inc.*	5,344	48,470
Guidewire Software, Inc.*	12,986	611,770
Imperva, Inc.*	6,234	261,953
Infoblox, Inc.*	15,502	648,294
Interactive Intelligence Group, Inc.*	4,786	303,863
Jive Software, Inc.*(a)	12,314	153,925
Manhattan Associates, Inc.*	6,026	575,182
Mentor Graphics Corp.	29,538	690,303
MicroStrategy, Inc., Class A*	2,797	290,217
Mitek Systems, Inc.*(a)	7,869	40,761
Model N, Inc.*(a)	2,583	25,572
Monotype Imaging Holdings, Inc.	11,821	338,790
Netscout Systems, Inc.*	11,186	286,026
Pegasystems, Inc.	5,360	213,382
Progress Software Corp.*	17,062	441,565
Proofpoint, Inc.*	6,727	216,071
PROS Holdings, Inc.*	6,946	237,484
PTC, Inc.*	37,055	1,053,474
QAD, Inc., Class A	1,774	24,197
Qlik Technologies, Inc.*	26,947	922,665
Qualys, Inc.*	4,663	99,742
Rally Software Development Corp.*	2,126	63,695
RealPage, Inc.*	14,381	333,064
Rosetta Stone, Inc.*	3,594	58,331
Sapiens International Corp. NV	5,376	32,525
Seachange International, Inc.*	10,096	115,801
Silver Spring Networks, Inc.*(a)	1,885	32,667
Sourcefire, Inc.*	9,648	732,476
SS&C Technologies Holdings, Inc.*	18,037	687,210
Synchronoss Technologies, Inc.*	9,008	342,844
Take-Two Interactive Software, Inc.*	25,073	455,326
Tangoe, Inc.*(a)	9,635	229,891
TeleCommunication Systems, Inc., Class A*	14,947	36,770
Telenav, Inc.*	5,622	32,832
TiVo, Inc.*	39,219	487,884
Tyler Technologies, Inc.*	9,761	853,795
Ultimate Software Group, Inc. (The)*	8,565	1,262,481
VASCO Data Security International, Inc.*	8,864	69,937
Verint Systems, Inc.*	16,300	604,078
VirnetX Holding Corp.*(a)	13,041	266,036
Vringo, Inc.*(a)	20,821	59,964

		21,092,959

Specialty Retail 3.3%
Aeropostale, Inc.*(a)	24,273	228,166
America’s Car-Mart, Inc.*	2,494	112,504
Ann, Inc.*	14,615	529,355
Asbury Automotive Group, Inc.*	9,641	512,901
Barnes & Noble, Inc.*	12,589	162,902
bebe stores, inc.	10,648	64,846
Big 5 Sporting Goods Corp.	5,209	83,761
Body Central Corp.*	5,159	31,470
Brown Shoe Co., Inc.	13,369	313,770

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Buckle, Inc. (The)(a)	8,661	$468,127
Cato Corp. (The), Class A	8,521	238,418
Children’s Place Retail Stores, Inc. (The)*	7,149	413,641
Christopher & Banks Corp.*	11,252	81,127
Citi Trends, Inc.*	4,794	83,799
Conn’s, Inc.*	6,951	347,828
Destination Maternity Corp.	4,159	132,256
Destination XL Group, Inc.*	12,967	83,897
Express, Inc.*	26,436	623,625
Finish Line, Inc. (The), Class A	15,219	378,497
Five Below, Inc.*(a)	10,148	443,975
Francesca’s Holdings Corp.*(a)	13,593	253,374
Genesco, Inc.*	7,431	487,325
Group 1 Automotive, Inc.	6,735	523,175
Haverty Furniture Cos., Inc.	6,149	150,835
hhgregg, Inc.*	4,011	71,837
Hibbett Sports, Inc.*(a)	8,046	451,783
Jos. A. Bank Clothiers, Inc.*(a)	8,649	380,210
Kirkland’s, Inc.*	4,373	80,638
Lithia Motors, Inc., Class A	6,869	501,162
Lumber Liquidators Holdings, Inc.*	8,515	908,125
MarineMax, Inc.*	7,304	89,109
Mattress Firm Holding Corp.*(a)	4,176	132,797
Men’s Wearhouse, Inc. (The)	15,573	530,261
Monro Muffler Brake, Inc.(a)	9,670	449,558
New York & Co., Inc.*	8,894	51,407
Office Depot, Inc.*	76,177	367,935
OfficeMax, Inc.	26,909	344,166
Pacific Sunwear of California, Inc.*	14,213	42,639
Penske Automotive Group, Inc.	13,080	558,908
Pep Boys-Manny, Moe & Jack (The)*	16,425	204,820
Pier 1 Imports, Inc.	29,364	573,185
RadioShack Corp.*(a)	30,887	105,325
Rent-A-Center, Inc.	16,539	630,136
Restoration Hardware Holdings, Inc.*	5,476	346,905
rue21, inc.*	4,564	184,112
Sears Hometown and Outlet Stores, Inc.*	2,676	84,963
Select Comfort Corp.*	17,225	419,429
Shoe Carnival, Inc.	4,644	125,434
Sonic Automotive, Inc., Class A	12,031	286,338
Stage Stores, Inc.	10,103	193,978
Stein Mart, Inc.	8,631	118,417
Systemax, Inc.	3,358	31,129
Tile Shop Holdings, Inc.*	5,732	169,037
Tilly’s, Inc., Class A*	3,008	43,646
Trans World Entertainment Corp.	3,186	14,751
Vitamin Shoppe, Inc.*	9,395	411,031
West Marine, Inc.*	5,186	63,269
Wet Seal, Inc. (The), Class A*	27,696	108,845
Winmark Corp.	695	51,228
Zale Corp.*	10,036	152,547
Zumiez, Inc.*	6,575	181,043

		16,209,677

Textiles, Apparel & Luxury Goods 1.3%
American Apparel, Inc.*(a)	18,487	24,033
Columbia Sportswear Co.(a)	3,982	239,836
Crocs, Inc.*	27,272	371,172
Culp, Inc.	2,531	47,355
Fifth & Pacific Cos., Inc.*	37,147	933,504
G-III Apparel Group Ltd.*	5,184	282,995
Iconix Brand Group, Inc.*	17,661	586,698
Jones Group, Inc. (The)	24,744	371,407
Maidenform Brands, Inc.*	7,243	170,138
Movado Group, Inc.	5,457	238,744
Oxford Industries, Inc.	4,146	281,845
Perry Ellis International, Inc.	3,859	72,704
Quiksilver, Inc.*	40,985	288,124
RG Barry Corp.	3,153	59,623
Skechers U.S.A., Inc., Class A*	11,970	372,387
Steven Madden Ltd.*	12,424	668,784
Tumi Holdings, Inc.*	14,795	298,119
Unifi, Inc.*	4,611	107,713
Vera Bradley, Inc.*(a)	6,737	138,513
Wolverine World Wide, Inc.	15,548	905,360

		6,459,054

Thrifts & Mortgage Finance 1.6%
Astoria Financial Corp.	27,324	339,910
Banc of California, Inc.(a)	4,979	68,860
Bank Mutual Corp.	14,449	90,595
BankFinancial Corp.	6,580	58,694
BBX Capital Corp., Class A*	2,285	32,835
Beneficial Mutual Bancorp, Inc.*	9,900	98,703
Berkshire Hills Bancorp, Inc.	7,835	196,737
BofI Holding, Inc.*	3,740	242,576
Brookline Bancorp, Inc.	21,681	204,018
Capitol Federal Financial, Inc.	46,160	573,769
Charter Financial Corp.	7,022	75,838
Clifton Savings Bancorp, Inc.	2,781	34,457
Dime Community Bancshares, Inc.	9,949	165,651
Doral Financial Corp.*	2,011	38,370
ESB Financial Corp.	4,038	51,484
ESSA Bancorp, Inc.	2,883	30,041
EverBank Financial Corp.	24,993	374,395
Federal Agricultural Mortgage Corp., Class C	3,225	107,650
First Defiance Financial Corp.	3,037	71,035
First Federal Bancshares of Arkansas, Inc.*	1,065	9,958
First Financial Northwest, Inc.	4,615	48,134
Flagstar Bancorp, Inc.*	6,214	91,719
Fox Chase Bancorp, Inc.	3,775	65,685
Franklin Financial Corp.	3,266	61,923
Hingham Institution for Savings	370	25,867
Home Bancorp, Inc.*	2,046	36,951
Home Loan Servicing Solutions Ltd.	21,968	483,516
HomeStreet, Inc.	4,036	77,895
Kearny Financial Corp.*	4,535	46,348
Meridian Interstate Bancorp, Inc.*	2,598	56,610
Meta Financial Group, Inc.	1,780	67,640
MGIC Investment Corp.*	100,456	731,320
NASB Financial, Inc.*(a)	1,292	35,440
Northfield Bancorp, Inc.	18,147	220,305

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Northwest Bancshares, Inc.	29,040	$383,909
OceanFirst Financial Corp.	4,251	71,884
Oritani Financial Corp.	14,017	230,720
PennyMac Financial Services, Inc., Class A*	3,934	73,920
Provident Financial Holdings, Inc.	2,862	47,538
Provident Financial Services, Inc.	18,471	299,415
Provident New York Bancorp(a)	13,925	151,643
Radian Group, Inc.(a)	53,562	746,119
Rockville Financial, Inc.	8,562	111,306
Roma Financial Corp.*	2,277	42,329
Territorial Bancorp, Inc.	3,247	71,337
Tree.com, Inc.	2,005	52,651
TrustCo Bank Corp.	29,656	176,750
United Community Financial Corp.*	15,055	58,564
United Financial Bancorp, Inc.	6,115	98,879
Walker & Dunlop, Inc.*	5,135	81,698
Waterstone Financial, Inc.*	2,229	22,624
Westfield Financial, Inc.	5,744	40,553
WSFS Financial Corp.	2,438	146,889

		7,823,657

Tobacco 0.2%
Alliance One International, Inc.*	26,953	78,433
Universal Corp.	7,214	367,409
Vector Group Ltd.(a)	19,598	315,532

		761,374

Trading Companies & Distributors 1.0%
Aceto Corp.	8,532	133,270
Aircastle Ltd.	21,165	368,483
Applied Industrial Technologies, Inc.	13,050	672,075
Beacon Roofing Supply, Inc.*	15,070	555,631
BlueLinx Holdings, Inc.*	10,603	20,676
CAI International, Inc.*	5,331	124,052
DXP Enterprises, Inc.*	2,944	232,488
Edgen Group, Inc.*	5,370	40,812
H&E Equipment Services, Inc.*	9,199	244,325
Houston Wire & Cable Co.	5,464	73,600
Kaman Corp.	8,343	315,866
Rush Enterprises, Inc., Class A*	10,711	283,949
TAL International Group, Inc.(a)	10,484	489,917
Textainer Group Holdings Ltd.(a)	6,577	249,071
Titan Machinery, Inc.*(a)	5,382	86,489
Watsco, Inc.	7,972	751,520

		4,642,224

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	12,734	266,523
Water Utilities 0.2%
American States Water Co.	11,935	328,929
Artesian Resources Corp., Class A	2,378	52,910
California Water Service Group	14,827	301,285
Connecticut Water Service, Inc.	3,396	109,215
Consolidated Water Co., Ltd.	4,515	67,590
Middlesex Water Co.	4,918	105,196
Pure Cycle Corp.*(a)	5,394	24,920
SJW Corp.	4,807	134,692
York Water Co. (The)	4,101	82,307

		1,207,044

Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	5,891	41,237
Leap Wireless International, Inc.*	16,674	263,282
NII Holdings, Inc.*(a)	53,114	322,402
NTELOS Holdings Corp.	4,788	90,014
Shenandoah Telecommunications Co.	7,387	178,027
USA Mobility, Inc.	6,716	95,099

		990,061

Total Common Stocks (cost $347,897,210)		480,642,877

Warrants 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring on 10/31/13*(a)(b)	5,352	0

Total Warrants (cost $—)		0

Mutual Funds 1.3%

	Shares	Market Value
Equity Fund 0.0%†
Firsthand Technology Value Fund, Inc. *	2,627	64,309

Money Market Fund 1.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(c)	6,498,553	6,498,553

Total Mutual Funds (cost $6,543,977)		6,562,862

Repurchase Agreements 9.7%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.06%, dated 09/30/13, due 10/01/13, repurchase price $25,000,042, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.25%, maturing 11/15/13 - 05/04/37; total market value $ 25,500,056.(d)	$25,000,000	25,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

Repurchase Agreements (continued)

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $22,087,132, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 04/20/24 - 06/20/41; total market value $22,528,870.(d)	$22,087,071	$22,087,071

Total Repurchase Agreements (cost $47,087,071)		47,087,071

Total Investments (cost $401,528,258)(e) — 110.0%		534,292,810
Liabilities in excess of other assets — (10.0%)		(48,681,045)

NET ASSETS — 100.0%		$485,611,765

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $45,255,289.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of September 30, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $47,087,071.
(e)	At September 30, 2013, the tax basis cost of the Fund’s investments was $412,283,692, tax unrealized appreciation and depreciation were $145,514,865 and $(23,505,747), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

At September 30, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
69	Russell 2000 Mini Future	12/20/13	$7,392,660	$94,794

At September 30, 2013, the Fund has $338,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$7,997,645	$—	$—	$7,997,645
Air Freight & Logistics	2,222,935	—	—	2,222,935
Airlines	3,269,649	—	—	3,269,649
Auto Components	5,008,454	—	—	5,008,454
Automobiles	226,890	—	—	226,890
Beverages	821,697	—	—	821,697
Biotechnology	20,456,102	—	—	20,456,102
Building Products	3,411,827	—	—	3,411,827
Capital Markets	12,832,328	—	—	12,832,328
Chemicals	10,948,456	—	—	10,948,456
Commercial Banks	33,057,060	—	—	33,057,060
Commercial Services & Supplies	10,068,201	—	—	10,068,201
Communications Equipment	9,316,763	—	—	9,316,763
Computers & Peripherals	2,527,619	—	—	2,527,619

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Construction & Engineering	$4,146,459	$—	$—	$4,146,459
Construction Materials	774,893	—	—	774,893
Consumer Finance	3,807,027	—	—	3,807,027
Containers & Packaging	1,607,720	—	—	1,607,720
Distributors	1,180,372	—	—	1,180,372
Diversified Consumer Services	5,955,721	—	—	5,955,721
Diversified Financial Services	1,569,482	—	—	1,569,482
Diversified Telecommunication Services	2,650,387	—	—	2,650,387
Electric Utilities	6,327,278	—	—	6,327,278
Electrical Equipment	7,201,897	—	—	7,201,897
Electronic Equipment, Instruments & Components	12,950,517	—	—	12,950,517
Energy Equipment & Services	8,960,134	—	—	8,960,134
Food & Staples Retailing	6,646,814	—	—	6,646,814
Food Products	8,061,894	—	—	8,061,894
Gas Utilities	4,337,676	—	—	4,337,676
Health Care Equipment & Supplies	16,145,958	—	—	16,145,958
Health Care Providers & Services	12,441,085	—	—	12,441,085
Health Care Technology	4,334,261	—	—	4,334,261
Hotels, Restaurants & Leisure	14,103,042	—	—	14,103,042
Household Durables	5,236,140	—	—	5,236,140
Household Products	1,047,142	—	—	1,047,142
Independent Power Producers & Energy Traders	941,708	—	—	941,708
Industrial Conglomerates	367,595	—	—	367,595
Information Technology Services	10,077,777	—	—	10,077,777
Insurance	11,351,942	—	—	11,351,942
Internet & Catalog Retail	2,034,091	—	—	2,034,091
Internet Software & Services	14,960,447	—	—	14,960,447
Leisure Equipment & Products	2,539,784	—	—	2,539,784
Life Sciences Tools & Services	2,027,838	—	—	2,027,838
Machinery	16,213,341	—	—	16,213,341
Marine	417,634	—	—	417,634
Media	6,820,390	—	—	6,820,390
Metals & Mining	6,327,662	—	—	6,327,662
Multiline Retail	970,506	—	—	970,506
Multi-Utilities	1,703,030	—	—	1,703,030
Oil, Gas & Consumable Fuels	18,236,517	—	—	18,236,517
Paper & Forest Products	3,585,603	—	—	3,585,603
Personal Products	1,702,241	—	—	1,702,241
Pharmaceuticals	7,139,677	—	—	7,139,677
Professional Services	6,758,625	—	—	6,758,625
Real Estate Investment Trusts (REITs)	35,484,891	—	—	35,484,891
Real Estate Management & Development	1,529,486	—	—	1,529,486
Road & Rail	2,430,488	—	—	2,430,488
Semiconductors & Semiconductor Equipment	15,917,506	—	—	15,917,506
Software	21,092,959	—	—	21,092,959
Specialty Retail	16,209,677	—	—	16,209,677
Textiles, Apparel & Luxury Goods	6,459,054	—	—	6,459,054
Thrifts & Mortgage Finance	7,823,657	—	—	7,823,657
Tobacco	761,374	—	—	761,374
Trading Companies & Distributors	4,642,224	—	—	4,642,224
Transportation Infrastructure	266,523	—	—	266,523
Water Utilities	1,207,044	—	—	1,207,044
Wireless Telecommunication Services	990,061	—	—	990,061

Total Common Stocks	$480,642,877	$—	$—	$480,642,877

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

NVIT Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Futures Contracts	$94,794	$—	$—	$94,794
Mutual Funds	6,562,862	—	—	6,562,862
Repurchase Agreements	—	47,087,071	—	47,087,071
Warrant	—	—	—	—

Total	$487,300,533	$47,087,071	$—	$534,387,604

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$94,794

Total		$94,794

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments

September 30, 2013 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 98.5%

	Shares	Market Value
BELGIUM 0.6%
Commercial Banks 0.6%
KBC Groep NV	33,359	$1,641,322

BRAZIL 1.2%
Aerospace & Defense 0.5%
Embraer SA, ADR	37,200	1,207,884

Metals & Mining 0.2%
Vale SA - Preference Shares, ADR	36,100	512,981

Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA, ADR	81,220	1,358,811

		3,079,676

CANADA 1.7%
Energy Equipment & Services 0.7%
Ensign Energy Services, Inc.	35,900	614,801
Trican Well Service Ltd.(a)	90,300	1,228,196

		1,842,997

Oil, Gas & Consumable Fuels 1.0%
Talisman Energy, Inc.	232,900	2,672,567

		4,515,564

CHINA 1.8%
Diversified Telecommunication Services 1.1%
China Telecom Corp., Ltd., H Shares	5,790,000	2,859,149

Insurance 0.7%
China Life Insurance Co., Ltd., H Shares	715,000	1,851,661

		4,710,810

FRANCE 12.0%
Auto Components 2.0%
Cie Generale des Etablissements Michelin	47,670	5,286,688

Building Products 0.9%
Compagnie de Saint-Gobain	45,520	2,259,268

Commercial Banks 1.7%
BNP Paribas SA	67,120	4,540,297

Diversified Telecommunication Services 1.0%
Vivendi SA	111,855	2,573,030

Electrical Equipment 0.4%
Alstom SA	33,290	1,184,801

Insurance 1.5%
AXA SA	175,444	4,071,849

Multi-Utilities 0.5%
GDF Suez	56,710	1,421,480

Oil, Gas & Consumable Fuels 1.7%
Total SA	76,600	4,439,954

Pharmaceuticals 2.3%
Sanofi	57,780	5,851,779

		31,629,146

GERMANY 11.0%
Air Freight & Logistics 0.9%
Deutsche Post AG REG	68,160	2,260,734

Airlines 0.5%
Deutsche Lufthansa AG REG*	67,120	1,309,381

Construction Materials 0.8%
HeidelbergCement AG	27,110	2,094,791

Diversified Financial Services 0.3%
Deutsche Boerse AG	12,192	917,553

Industrial Conglomerates 1.5%
Siemens AG REG	32,920	3,970,096

Insurance 1.2%
Muenchener Rueckversicherungs AG REG	16,770	3,278,229

Multi-Utilities 0.4%
E.ON SE	61,150	1,088,187

Pharmaceuticals 3.2%
Bayer AG REG	41,287	4,869,012
Merck KGaA	21,600	3,371,382

		8,240,394

Semiconductors & Semiconductor Equipment 1.1%
Infineon Technologies AG	295,540	2,961,995

Software 1.1%
SAP AG	26,530	1,962,027
Software AG	28,570	1,017,007

		2,979,034

		29,100,394

HONG KONG 4.4%
Industrial Conglomerates 1.0%
Hutchison Whampoa Ltd.	216,000	2,590,604

Insurance 0.7%
AIA Group Ltd.	396,000	1,863,406

Real Estate Management & Development 1.3%
Cheung Kong Holdings Ltd.	113,000	1,720,234
Swire Pacific Ltd., Class A	107,000	1,283,521
Swire Properties Ltd.	113,400	318,416

		3,322,171

Wireless Telecommunication Services 1.4%
China Mobile Ltd.	354,000	3,983,261

		11,759,442

INDIA 0.5%
Commercial Banks 0.5%
ICICI Bank Ltd., ADR	45,813	1,396,380

IRELAND 2.1%
Biotechnology 0.7%
Elan Corp. PLC, ADR*	117,620	1,832,520

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Market Value
IRELAND (continued)
Construction Materials 1.4%
CRH PLC	156,320	$3,754,505

		5,587,025

ITALY 3.3%
Commercial Banks 2.1%
Intesa Sanpaolo SpA	1,218,422	2,520,343
UniCredit SpA	471,099	3,008,355

		5,528,698

Oil, Gas & Consumable Fuels 1.2%
Eni SpA	141,946	3,263,080

		8,791,778

JAPAN 6.4%
Automobiles 3.2%
Nissan Motor Co., Ltd.	377,900	3,814,043
Toyota Motor Corp.	72,400	4,643,558

		8,457,601

Beverages 0.9%
Suntory Beverage & Food Ltd.*	68,000	2,293,301

Leisure Equipment & Products 0.6%
Nikon Corp.	94,000	1,647,712

Software 0.9%
Trend Micro, Inc.	66,300	2,477,537

Trading Companies & Distributors 0.8%
ITOCHU Corp.	173,000	2,131,220

		17,007,371

NETHERLANDS 9.2%
Air Freight & Logistics 0.8%
TNT Express NV	234,235	2,138,159

Chemicals 1.5%
Akzo Nobel NV	59,310	3,896,704

Diversified Financial Services 2.0%
ING Groep NV, CVA*	461,806	5,240,102

Energy Equipment & Services 1.2%
Fugro NV, CVA	17,065	1,040,373
SBM Offshore NV*	112,895	2,233,962

		3,274,335

Food Products 0.5%
Unilever NV, CVA	33,070	1,262,172

Industrial Conglomerates 1.2%
Koninklijke Philips NV	99,120	3,197,713

Oil, Gas & Consumable Fuels 1.4%
Royal Dutch Shell PLC, Class B, ADR	54,510	3,753,014

Professional Services 0.6%
Randstad Holding NV	29,890	1,685,843

		24,448,042

NORWAY 3.9%
Biotechnology 0.7%
Algeta ASA*	51,330	1,978,912

Diversified Telecommunication Services 2.0%
Telenor ASA	225,070	5,143,623

Oil, Gas & Consumable Fuels 1.2%
Statoil ASA	138,220	3,139,420

		10,261,955

PORTUGAL 0.4%
Diversified Telecommunication Services 0.4%
Portugal Telecom SGPS SA REG	263,410	1,187,675

SINGAPORE 2.7%
Commercial Banks 1.3%
DBS Group Holdings Ltd.	258,361	3,382,109

Diversified Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	1,266,000	3,770,263

		7,152,372

SOUTH KOREA 5.4%
Auto Components 0.6%
Hyundai Mobis	6,207	1,651,196

Commercial Banks 0.9%
KB Financial Group, Inc., ADR	65,885	2,307,293

Household Durables 0.8%
LG Electronics, Inc.	30,149	1,997,760

Metals & Mining 0.9%
POSCO	8,204	2,430,289

Semiconductors & Semiconductor Equipment 2.2%
Samsung Electronics Co., Ltd., GDR Reg S	9,100	5,795,293

		14,181,831

SPAIN 3.3%
Commercial Banks 0.5%
Banco Santander SA	176,079	1,435,596

Diversified Telecommunication Services 1.0%
Telefonica SA	169,836	2,640,289

Oil, Gas & Consumable Fuels 1.4%
Repsol SA	136,453	3,383,165

Specialty Retail 0.4%
Industria de Diseno Textil SA	7,660	1,181,575

		8,640,625

SWEDEN 2.0%
Communications Equipment 1.0%
Telefonaktiebolaget LM Ericsson, Class B	208,620	2,778,557

Health Care Equipment & Supplies 1.0%
Getinge AB, Class B	72,132	2,578,814

		5,357,371

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Templeton NVIT International Value Fund

	Shares	Market Value
SWITZERLAND 7.3%
Capital Markets 2.1%
Credit Suisse Group AG REG*	132,366	$4,048,007
UBS AG REG*	75,880	1,557,058

		5,605,065

Insurance 1.6%
Swiss Re AG*	51,010	4,226,203

Pharmaceuticals 3.6%
Novartis AG REG	40,810	3,139,031
Roche Holding AG	23,520	6,347,421

		9,486,452

		19,317,720

TAIWAN 0.7%
Semiconductors & Semiconductor Equipment 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	509,214	1,733,944

UNITED KINGDOM 18.6%
Aerospace & Defense 1.5%
BAE Systems PLC	535,890	3,938,695

Airlines 1.5%
International Consolidated Airlines Group SA*	727,640	3,982,950

Commercial Banks 3.6%
HSBC Holdings PLC	352,400	3,816,799
Lloyds Banking Group PLC*	3,116,540	3,710,709
Standard Chartered PLC	91,370	2,189,017

		9,716,525

Construction & Engineering 0.6%
Carillion PLC	290,380	1,468,986

Containers & Packaging 0.9%
Rexam PLC	293,553	2,287,541

Food & Staples Retailing 1.0%
Tesco PLC	456,460	2,653,641

Insurance 1.3%
Aviva PLC	518,790	3,329,913

Multiline Retail 1.2%
Marks & Spencer Group PLC	394,170	3,167,220

Oil, Gas & Consumable Fuels 1.3%
BP PLC	477,580	3,348,238

Pharmaceuticals 1.9%
GlaxoSmithKline PLC	206,480	5,191,474

Specialty Retail 1.6%
Kingfisher PLC	684,330	4,274,887

Wireless Telecommunication Services 2.2%
Vodafone Group PLC	1,711,850	6,008,294

		49,368,364

Total Common Stocks (cost $201,777,329)		260,868,807

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (b)	4,106,701	4,106,701

Total Mutual Fund (cost $4,106,701)		4,106,701

Repurchase Agreement 0.1%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.10%, dated 09/30/13, due 10/01/13, repurchase price $245,931, collateralized by U.S. Government Agency Securities, ranging from 1.13% - 5.50%, maturing 4/20/24 - 6/20/41; total market value $250,850.(c)	$245,930	245,930

Total Repurchase Agreement (cost $245,930)		245,930

Total Investments (cost $206,129,960)(d) — 100.2%		265,221,438
Liabilities in excess of other assets — (0.2)%		(584,857)

NET ASSETS — 100.0%		$264,636,581

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $233,584.
(b)	Represents 7-day effective yield as of September 30, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2013 was $245,930.
(d)	At September 30, 2013, the tax basis cost of the Fund’s investments was $206,170,518, tax unrealized appreciation and depreciation were $68,685,674 and $(9,634,754), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Templeton NVIT International Value Fund

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S
SA	Stock Company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Templeton NVIT International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,207,884	$3,938,695	$—	$5,146,579
Air Freight & Logistics	—	4,398,893	—	4,398,893
Airlines	—	5,292,331	—	5,292,331
Auto Components	—	6,937,884	—	6,937,884
Automobiles	—	8,457,601	—	8,457,601
Beverages	—	2,293,301	—	2,293,301
Biotechnology	1,832,520	1,978,912	—	3,811,432
Building Products	—	2,259,268	—	2,259,268
Capital Markets	1,557,058	4,048,007	—	5,605,065
Chemicals	—	3,896,704	—	3,896,704
Commercial Banks	3,703,673	26,244,547	—	29,948,220
Communications Equipment	—	2,778,557	—	2,778,557
Construction & Engineering	—	1,468,986	—	1,468,986
Construction Materials	—	5,849,296	—	5,849,296
Containers & Packaging	—	2,287,541	—	2,287,541
Diversified Financial Services	—	6,157,655	—	6,157,655

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2013 (Unaudited)

Templeton NVIT International Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$—	$18,174,029	$—	$18,174,029
Electrical Equipment	—	1,184,801	—	1,184,801
Energy Equipment & Services	1,842,997	3,274,335	—	5,117,332
Food & Staples Retailing	—	2,653,641	—	2,653,641
Food Products	—	1,262,172	—	1,262,172
Health Care Equipment & Supplies	—	2,578,814	—	2,578,814
Household Durables	—	1,997,760	—	1,997,760
Industrial Conglomerates	—	9,758,413	—	9,758,413
Insurance	—	18,621,261	—	18,621,261
Leisure Equipment & Products	—	1,647,712	—	1,647,712
Metals & Mining	512,981	2,430,289	—	2,943,270
Multiline Retail	—	3,167,220	—	3,167,220
Multi-Utilities	—	2,509,667	—	2,509,667
Oil, Gas & Consumable Fuels	7,784,392	17,573,857	—	25,358,249
Pharmaceuticals	—	28,770,099	—	28,770,099
Professional Services	—	1,685,843	—	1,685,843
Real Estate Management & Development	—	3,322,171	—	3,322,171
Semiconductors & Semiconductor Equipment	—	10,491,232	—	10,491,232
Software	—	5,456,571	—	5,456,571
Specialty Retail	—	5,456,462	—	5,456,462
Trading Companies & Distributors	—	2,131,220	—	2,131,220
Wireless Telecommunication Services	—	9,991,555	—	9,991,555

Total Common Stocks	$18,441,505	$242,427,302	$—	$260,868,807

Mutual Fund	4,106,701	—	—	4,106,701
Repurchase Agreement	—	245,930	—	245,930

Total	$22,548,206	$242,673,232	$—	$265,221,438

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	November 22, 2013

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 22, 2013